As filed with the SEC on December 14, 2001

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Registration No.  33-2659
                 ---------

Pre-Effective Amendment No.      __________


Post-Effective Amendment No.         43
                                 --------
                                     and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
1940 Act File No. 811-4556
                  --------


Amendment No.       45
               ---------


                        (Check appropriate box or boxes.)

                                IDEX MUTUAL FUNDS
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               (Exact Name of Registrant as Specified in Charter)

               570 Carillon Parkway, St. Petersburg, Florida 33716
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               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (727) 299-1800

       John K. Carter, Esq. P.O. Box 5068, Clearwater, Florida 33758-5068
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                     (Name and Address of Agent for Service)


Approximate date of proposed public offering:

It is proposed that this filing will become effective:

[_] 60 days after filing pursuant to paragraph (a) (1) of Rule 485.

[_] 75 days after filing pursuant to paragraph (a) (2) of Rule 485.

[_] On (date) pursuant to paragraph (a) (1) of Rule 485.

[X] On March 1, 2002 pursuant to paragraph (a) (2) of Rule 485.

[_] Immediately upon filing pursuant to paragraph (b) of Rule 485.

[_] On (Date) pursuant to paragraph (b) of Rule 485.

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

______________

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration of qualification under the securities law of any State.


PRELIMINARY PROSPECTUS DATED JANUARY 1, 2002
SUBJECT TO COMPLETION
IDEX Transamerica Protected Principal


March 1, 2002

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

NOT FDIC
INSURED
May Lose Value
No Bank Guarantee


[GRAPHIC OMITTED]
IDEX(R)
MUTUAL FUNDS

IDEX MUTUAL FUNDS

Table of Contents
All About the IDEX Funds
  IDEX Transamerica Protected Principal....
Explanation of Strategies
and Risks .................................
How the IDEX Funds are
Managed and Organized .....................
Shareholder Information ...................
- Opening an Account ......................
- Share Transactions ......................
- How to Sell Shares ......................
- How to Exchange Shares ..................
- Other Account Information ...............
- Distribution and Taxes ..................
Performance Information ...................
- Performance .............................
- Yield ...................................
- Total Return ............................
- Similar Sub-Adviser Performance .........
Distribution Arrangements .................
Financial Highlights ......................
Appendix A ................................   A-1

IDEX Mutual Funds ("Fund") consists of individual funds. Each fund invests in a range of securities, such as stocks and/or bonds. Please read this prospectus because it has been written to provide information and assist you in making an informed decision. If you would like additional information, please request a copy of the Statement of Additional Information (SAI) (see back cover).

In addition, we suggest you contact your financial professional or an IDEX customer service representative, who will assist you.

TO HELP YOU UNDERSTAND...

In this prospectus, you'll see symbols like the ones below. These are "icons," graphic road signs that let you know at a glance the subject of the nearby paragraphs. The icons serve as tools for your convenience as you read this prospectus.

[GRAPHIC OMITTED]

            The target directs you to a fund's goal or objective.


[GRAPHIC OMITTED]

            The chess piece indicates discussion about a fund's strategies.


[GRAPHIC OMITTED]

            The warning sign indicates the risks of investing in a fund.


[GRAPHIC OMITTED]

            The graph indicates investment performance.


[GRAPHIC OMITTED]

            The question mark provides additional information about the Fund or may direct you to sources for further information.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

IDEX Transamerica Protected Principal
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THE OFFERING PHASE will run from March 1, 2002 through June 1, 2002.

All monies to purchase shares during the Offering Phase must be received no later than June 1, 2002. Who should invest in the Fund?

THE IDEX TRANSAMERICA PROTECTED PRINCIPAL FUND MAY SUIT YOU IF YOU:

                             o have an investment time horizon of at least five
                               years
                             o are a conservative investor who seeks potential
                               for growth but places a premium on capital preservation.

GENERAL INFORMATION ABOUT THE FUND

                             The IDEX Transamerica Protected Principal fund ("Fund") has an Offering Phase and a Guarantee Period. Shares of the Fund will be offered during the Offering Phase but will not be offered during the Guarantee Period, except in connection with reinvestment of dividends. The Offering Phase will run from March 1, 2002 through June 1, 2002. All applications to purchase shares during the Offering Phase must be received by the transfer agent no later than June 1, 2002. During the Offering Phase, Fund assets will be invested exclusively in short-term instruments. Once the Offering Phase terminates, the Guarantee Period begins.

                             The Guarantee Period will run from June 1, 2002 through June 1, 2007 (Guarantee Maturity Date). During the Guarantee Period, the Fund seeks to participate in favorable equity market conditions while preserving at least the principal amount of the Fund as of the inception of the Guarantee Period. The Fund guarantees that the value of each shareholder's account on the Guarantee Maturity Date will be no less than the value of that shareholder's account as of the inception of the Guarantee Period less certain expenses (Guarantee) provided that all dividends and distributions received from the Fund have been reinvested and no shares have been redeemed. If a shareholder takes any distributions or dividends in cash instead of reinvesting them, or if any shares are redeemed before the Guarantee Maturity Date, or if there are expenses incurred by the Fund which are not covered by the Expense Limitation Agreement with the Fund's Adviser, the shareholder's guaranteed amount will be reduced as more fully described below. The Fund's Guarantee is backed by an unconditional, irrevocable financial guarantee pursuant to a financial guarantee insurance policy issued to IDEX Mutual Funds for the benefit of the shareholders of the Fund by _____ Insurance Corporation. The financial guarantor may be an affiliate of the Fund.

                             The Fund's investment objectives may be changed by the IDEX Board of Trustees without shareholder approval.

                             The Fund is a series of IDEX Mutual Funds, a
                             Massachusetts business trust.
================================================================================
                                     Adviser

                                        AEGON/Transamerica Fund Advisers, LLC
                                        Sub-Adviser
                                        Transamerica Investment Management, Inc.
GUARANTEE
PERIOD
OBJECTIVE

During the Guarantee Period, the Fund seeks to participate in favorable equity market conditions while preserving at least the principal amount of the Fund as of the inception of the Guarantee Period.

PERIOD
INVESTMENT
STRATEGY

Under normal market conditions, during the Guarantee Period the Fund's assets are allocated between an:

o Equity Component, consisting primarily of common stocks, and a

o Fixed Component, consisting primarily of U.S. Government securities.

Equity Component -- the Equity Component will be managed by the Sub-Adviser to the Fund, subject to oversight by the Adviser. The Sub-Adviser will employ an Enhanced Index Strategy. That strategy means that the Sub-Adviser invests at least 80% of the Equity Component's net assets in stocks included in the Standard and Poor's 500 Index (S&P 500), although the weightings of the stocks will vary somewhat from their respective weightings in the S&P 500, as described below. The Equity Component may also include up to 20% of S&P 500 futures contracts. The S&P 500 is a stock market index comprised of common stocks of 500 of the largest publicly traded companies in the U.S. selected by Standard and Poor's Corporation (S&P).

The Sub-Adviser manages the Equity Component by overweighting those stocks that it believes will outperform the S&P 500 and underweighting (or avoiding altogether) those stocks that it believes will underperform the S&P 500. Stocks that the Sub-Adviser believes are likely to match the performance of the S&P 500 are invested in proportion to their representation in the Index. To determine which stocks to weight more or less heavily, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. At any one time, the Equity Component must hold 400 stocks and generally holds between 400 and 450 stocks included in the S&P 500. Although the Equity Component will not hold all of the stocks in the S&P 500, the Sub-Adviser expects that there will be a close correlation between the performance of the Equity Component and that of the S&P 500 in both rising and falling markets.

The Fund may use futures for hedging purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price on a designated date. During the Guarantee Period, the Fund may only invest in futures contracts on the S&P 500 and U.S. Treasury securities.

Fixed Component -- the Sub-Adviser looks to select investments for the Fixed Component with financial characteristics that will, at any point in time, closely resemble those of a portfolio of zero coupon bonds which mature within one month of the Guarantee Maturity Date. The Fixed Component will consist primarily of securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities of a short- to intermediate-duration. Duration refers to the sensitivity of fixed income securities to interest rate changes. Generally, fixed income securities with shorter durations are less sensitive to changes in interest rates. These securities include STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. The Fixed Component may also include corporate bonds rated AA- or higher by S&P and/or Aa3 or higher by Moody's Investors Service, Inc., futures on U.S. Treasury securities and money market instruments.

Asset Allocation -- the Sub-Adviser uses a proprietary computer model to determine, on an ongoing basis, the percentage of assets allocated to the Equity Component and to the Fixed Component. The model evaluates a number of factors, including, but not limited to:

o the market value of the Fund's assets as compared to the aggregate guaranteed amount;

o the prevailing level of interest rates;

o equity market volatility; and

o the length of time remaining until the Guarantee Maturity Date.
The model will determine the initial allocation between the Equity Component and the Fixed Component on the first day of the Guarantee Period and will evaluate the allocations on a daily basis thereafter. Generally, as the market value of the Equity Component rises, more assets are allocated to the Equity Component, and as the market value of the Equity Component declines, more assets are allocated to the Fixed Component.[GRAPHIC REMOVED HERE]The model may require the Fund to have a portfolio turnover rate in excess of 200%. Portfolio turnover refers to the frequency of portfolio transactions and the percentage of portfolio assets being bought and sold during the year.

GUARANTEE
PERIOD
RISKS

The principal risks of an investment in the Fund during the Guarantee Period are those generally attributable to stock and bond investing. The success of the Fund's strategy depends on the Sub-Adviser's ability to allocate assets between the Equity Component and the Fixed Component and in selecting investments within each component. Because the Fund invests in both stocks and bonds, the Fund may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor.

The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The performance of the Equity Component also depends significantly on the Sub-Adviser's skill in determining which securities to overweight, underweight or avoid altogether.

The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. The market value of a zero coupon bond portfolio (which may include STRIPS) generally is more volatile than the market value of a portfolio of fixed income securities with similar maturities that pay interest periodically. With corporate bonds, there is a risk that the issuer will default on the payment of principal or interest.
If interest rates are low (particularly at the inception of the Guarantee Period), Fund assets may be largely invested in the Fixed Component in order to increase the likelihood of preserving the value of the Fund as measured at the inception of the Guarantee Period. In addition, if during the Guarantee Period the equity markets experience a major decline, the Fund's assets may become largely or entirely invested in the Fixed Component. In fact, if the value of the Equity Component were to decline by 30% in a single day, a complete and irreversible reallocation to the Fixed Component may occur. In this circumstance, the Fund would not participate in any subsequent recovery in the equity markets. Use of the Fixed Component reduces the Fund's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is more heavily invested in equities. In addition, the terms of a Financial Guaranty Agreement executed in connection with the Guarantee prescribes the manner in which the Fund must be managed during the Guarantee Period. Accordingly, the Financial Guaranty Agreement could limit the Sub-Adviser's ability to alter the management of the Fund during the Guarantee Period in response to changing market conditions.

The use of futures contracts by the Fund can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the investment. In addition, while a hedging strategy can guard against potential risks for the Fund as a whole, it adds to the Fund's expenses and may reduce or eliminate potential gains. There is also a risk that a futures contract intended as a hedge may not perform as expected.

The asset allocation process results in additional transaction costs such as brokerage commissions. This process can have an adverse effect on the performance of the Fund during periods of increased equity market volatility. In addition, a high portfolio turnover rate, which may also have an adverse effect on the performance of the Fund, may increase the Fund's transaction costs.

The asset allocation process and sale of fixed-income securities in connection with the transition period may also result in the realization of additional gains to the Fund and may therefore also increase the tax liability of shareholders. The Fund will distribute any net gains and income to shareholders. Such distributions are taxable to shareholders even if the distributions are reinvested in the Fund.

Shares of the Fund may fall in value and you could lose money by investing in the Fund if you redeem your shares prior to the Guarantee Maturity Date or if you continue to hold Fund shares after the Guarantee Maturity Date.
These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," in this prospectus.

Other Principal Risks of Investing in the Fund

If Fund assets do not reach $__ million by the end of the Offering Phase, or in the event of severe market volatility or adverse market conditions during the Offering Phase, the Board reserves the right to liquidate the Fund. In that event, the Fund will not commence the Guarantee Period, but instead will continue to be invested in short-term instruments. Fund shareholders will then be entitled to receive the greater of: (a) their initial investment (including the amount of their Class A front-end sales load, if applicable) or (b) the then current net asset value (NAV) of their shares.


If you may need access to your money at any point prior to the Guarantee Maturity Date or if you prefer to receive your dividends and distributions in cash, you should consider the appropriateness of investing in the Fund. Redemptions made for any reason prior to the Guarantee Maturity Date will be made at NAV, may be subject to a contingent deferred sales charge (CDSC) and are not eligible for the Guarantee. Any distributions that you receive in the form of cash will reduce your Guarantee, as described later in the Prospectus. Also, certain Fund expenses are not covered by the Expense Limitation Agreement with the Adviser, such as interest, taxes and extraordinary expenses and the amount of any such expenses is not covered by the Guarantee.


The primary use of futures contracts and options is for hedging purposes. To a limited extent, the Fund also may use these instruments for speculation (investing for potential income or capital gain). Options are agreements that give the holder the right, but not the obligation, to purchase or sell a certain amount of securities during a specified period or on a specified date. Accordingly, the writer of the option is required to purchase or sell the securities.

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THE GUARANTEE
--------------------------------------------------------------------------------
While the Fund seeks to provide investors with the upside earnings potential available in rising equity markets, the Fund provides a hedge against a falling equity marketplace. The Fund guarantees that on the Guarantee Maturity Date, each shareholder will be entitled to redeem his or her shares for an amount no less than the Guarantee per Share. The Guarantee per Share will equal the NAV per share on the last day of the Offering Phase, and thereafter will be adjusted to reflect any dividends and distributions made by the Fund. A shareholder who automatically reinvests all such dividends and distributions and does not redeem any shares during the Guarantee Period will be entitled to redeem his or her shares held on the Guarantee Maturity Date for an amount no less than his or her account value at the inception of the Guarantee Period, less expenses not covered by the Expense Limitation Agreement (Guaranteed Amount). The Fund's Guarantee is backed by an unconditional and irrevocable financial guarantee from ___ pursuant to a financial guarantee insurance policy issued by ____ for the benefit of the shareholders of the Fund. The Fund will pay to ___ a fee equal to ___% of the average daily net assets of the Fund during the Guarantee Period for providing the financial guarantee insurance policy. If, on the Guarantee Maturity Date, the actual NAV per share is less than the Guarantee per Share, ____ will pay to the Fund an amount sufficient to ensure that each shareholder is entitled to redeem his or her shares for an amount equal to his or her Guaranteed Amount. See the SAI or call _____ for additional details regarding the Guarantee and the Expense Limitation Agreement.

In summary, a shareholder who maintains his or her Fund investment through the Guarantee Maturity Date, makes no redemptions, and reinvests all dividends and distributions will be entitled to redeem his or her shares held as of the Guarantee Maturity Date for the Guaranteed Amount plus any accrued interest earned during the Offering Phase and less any applicable CDSC.

Example. Assume you invested $20,000 in Class A shares when the NAV was $10.00 per share. After deducting your sales load of 5.50%, $____ will be invested in Class A shares and you will have ___ shares in your account.

Assume further that at the end of the day preceding the inception of the Guarantee Period (June 1, 2002), the NAV for Class A shares has increased to $10.02 per share due to appreciation of the Fund during the Offering Phase. Your Guaranteed Amount is based on the NAV determined on the evening of June 1, 2002. To calculate your full guarantee, multiply the shares you own on June 1, 2002 by the NAV per share for your class of shares on June 1, 2002. Using our example:

Shares you own on June 1, 2002                                             .
NAV per share of Class A shares on June 1, 2002
--------------------------------------------------------------------------------
Your Guaranteed Amount
--------------------------------------------------------------------------------
Your Guaranteed Amount will not change during the Guarantee Period as long as you reinvest all your dividends and distributions and make no withdrawals prior to the Guarantee Maturity Date. It will be reduced to the extent the Fund incurs expenses not covered by the Expense Limitation Agreement.

Redemptions of shares during the Guarantee Period will decrease the Guaranteed Amount to which a shareholder is entitled. If a shareholder redeems shares in the Fund, he or she will then hold fewer shares at the then current Guarantee per Share, thereby reducing the Guaranteed Amount for the shareholder. Redemptions made from the Fund prior to the Guarantee Maturity Date will be made at NAV, which may be higher or lower than the NAV at the inception of the Guarantee Period. For certain shareholders, redemptions made prior to the Guarantee Maturity Date may also be subject to a CDSC.

The Guarantee per Share will decline as dividends and distributions are made to shareholders. If a shareholder automatically reinvests dividends and distributions in the Fund, he or she will hold a greater number of shares at a reduced Guarantee per Share following payment of a dividend or distribution. The result would be to preserve the Guaranteed Amount he or she was entitled to before the dividend or distribution was made. If a shareholder instead elects to receive any dividends or distributions in cash, he or she will hold the same number of shares at the reduced Guarantee per Share following payment of a dividend or distribution. This will reduce the Guaranteed Amount that such shareholder was entitled to before the dividend or distribution was made.

Example. Assume you reinvest your dividends and distributions. The number of shares you own in the Fund will increase at each declaration date. Although the number of shares in your account increases, and the Guarantee per Share decreases, your Guaranteed Amount does not change.

Using our example, assume it is now December 11, 2002 and the Fund declares a dividend of $___ per share. Also, assume that the Class A NAV is $____ per share at the end of the day on December 11, 2002. To recalculate your Guarantee per
Share:

Determine the value of your dividend. Your total dividend will equal the per share dividend multiplied by the number of shares you own the day before the dividend is declared. In our example, we will multiply ___ shares by $___ per share to arrive at $____.

Determine the number of shares that will get added to your account when your dividend is reinvested. Your additional shares equal the value of your dividend divided by the ending NAV per share on the day the dividend was declared. In our case, $___ divided by $___ or ___ shares.

Adjust your account for your additional shares. Add ____ and _____ to arrive at your new share balance of ______.

Determine your new Guarantee per Share. Take your original Guaranteed Amount and divide by your new share [GRbalance. Using our example, divide $___ by ____ shares to arrive at the new Guarantee per Share of $______. REMOVED HERE]
--------------------------------------------------------------------------------
Your Guaranteed Amount still equals $_______.

This calculation is repeated every time the Fund declares a dividend. Although shareholders can perform this calculation themselves, the Fund will recalculate the Guarantee per Share for each class of shares whenever the

Fund declares a dividend. Shareholders will be informed of the new Guarantee per Share, but they can obtain this information at any time by calling (888) 233-IDEX (4339).

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           Past Performance


Because the fund will commence operations in March 2002, no historical performance information is presented here. Performance information will be presented for the fund after it has been in operation for one complete calendar year.

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           Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
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Shareholder fees (fees paid directly from your investment)

                                              Class of Shares
                                   A          B         C            M
                               ---------   -------   ------   ---------------
Maximum sales charge (load)
imposed on purchases
(as a % of offering price)      5.50%       None      None    1.00%
Maximum deferred sales
charge (load)                  None(a)     5.00%      None    1.00%(b)

(as a percentage of purchase price or
redemption proceeds, whichever is lower)
================================================================================
Annual fund operating expenses (expenses that are deducted from fund assets)

                                                   % of average daily net assets

                                       Class of Shares
                                A         B         C         M
                             -------   -------   -------   ------
 Management fees                 %         %         %         %
 Distribution and service
 (12b-1) fees                    %         %         %         %
 Other expenses (c)              %         %         %         %
                             ----      ----      ----      ----
 Total annual fund
 operating expenses              %         %         %         %
 Expense reduction (d)           %         %         %         %
                             ----      ----      ----      ----
 Net operating expenses          %         %         %         %
--------------------------   ----      ----      ----      ----

(a) Certain purchases of Class A shares in amounts greater than $1 million are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c) Because the fund will commence operations in March 2002, the "Other expenses" are estimates and includes the cost of the Guarantee.
(d) Contractual arrangement with Idex Management, Inc. through       , for
    expenses that exceed       , excluding 12b-1 fees.
A $10 semi-annual fee is imposed on accounts open for over 2 years that are
below a minimum balance due to redemptions. See page   .

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Example

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:


Share Class      1 year     3 years
-------------   --------   --------
   A
   B
   C
   M
-------------   ----       ------

If the shares are not redeemed:


Share Class      1 year     3 years
-------------   --------   --------
   A
   B
   C
   M
-------------   ----       ------

Explanation of Strategies and Risks

How to use this section
In the discussions of the individual funds on pages 2 through -, you found descriptions of the principal strategies and risks associated with each fund. In those pages, you were referred to this section for a more complete description of the risks of both principal and non-principal investments. For best understanding, first read the description of the fund you are interested in. Then refer to this section and read about the risks particular to that fund. For even more discussions of strategies and risks, see the SAI, which is available upon request. See the back cover of this prospectus for information on how to order the SAI.

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           Diversification. The 1940 Act classifies investment companies as either diversified or non-diversified.

Diversification is the practice of spreading a fund's assets over a number of issuers to reduce risk. A non-diversified fund has the ability to take larger positions in fewer issuers. Because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a non-diversified fund, its share price can be expected to fluctuate more than a diversified fund.

The funds qualify as diversified funds under the 1940 Act. The diversified funds are subject to the following diversification requirements (which are set forth in full in the SAI):

- As a fundamental policy, with respect to 75% of the total assets of a fund, the fund may not own more than 10% of the outstanding voting shares of any issuer (other than U.S. government securities) as defined in the 1940 Act and, with respect to some funds, in other types of cash items.
- As a fundamental policy with respect to 75% of the total assets of a fund, the fund will not purchase a security of any issuer if such would cause the portfolio's holdings of that issuer to amount to more than 5% of the fund's total assets.

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Concentration. Unless otherwise stated in a fund's objective or its principal strategies and policies, as a fundamental policy governing concentration, no fund will invest more than 25% of its total assets in any one particular industry, other than U.S. government securities. Unless otherwise stated in a fund's objective or its principal strategies and policies, as an operating policy, no fund will invest 25% of its total assets in any one particular industry, other than U.S. government securities.

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Investing in common stocks. Many factors cause common stocks to go up and down in price. A major factor is the financial performance of the company that issues the stock. Other factors include the overall economy, conditions in a particular industry, and monetary factors like interest rates. When your fund holds stocks, there is a risk that some or all of them may be down in price when you choose to sell fund shares, causing you to lose money. This is called market risk.

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Investing in preferred stocks. Because these stocks come with a promise to pay a stated dividend, their price depends more on the size of the dividend than on the company's performance. But if a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect their price. (See "Investing in bonds," below.)


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Investing in "convertibles," preferred stocks, and bonds. Since preferred stocks and corporate bonds pay a stated return, their prices usually do not depend on the price of the company's common stock. But some companies issue preferred stocks and bonds that are convertible into their common stocks. Linked to the common stock in this way, convertible securities go up and down in price inversely to interest rates as the common stock does, adding to their market risk.


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Volatility. The more an investment goes up and down in price, the more volatile it is said to be. Volatility increases the market risk because even though your fund may go up more than the market in good times, it may also go down more than the market in bad times. If you decide to sell when a volatile fund is down, you could lose more. Price changes may be temporary and for extended periods.


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Investing in bonds. Like common stocks, bonds fluctuate in value, though the factors causing this are different, including:


- Changes in interest rates. Bond prices tend to move the opposite of interest rates. Why? Because when interest rates on new bond issues go up, rates on existing bonds stay the same and they become less desirable. When rates go down, the reverse happens. This is also true for most preferred stocks and some convertibles.

- Length of time to maturity. When a bond matures, the issuer must pay the owner its face value. If the maturity date is a long way off, many things can affect its value, so a bond is more volatile the farther it is from maturity. As that date approaches, fluctuations usually become smaller and the price gets closer to face value.

- Defaults. All bond issuers make at least two promises: (1) to pay interest during the bond's term and (2) to return principal when it matures. If an issuer fails to keep one or both of these promises, the bond will probably drop in price dramatically, and may even become worthless.

- Declines in ratings. At the time of issue, most bonds are rated by professional rating services, such as Moody's and S&P. The stronger the financial backing behind the bond, the higher the rating. If this backing is weakened or lost, the rating service may downgrade the bond's rating. This is virtually certain to cause the bond to drop in price.

- Low rating. High-yield/high-risk securities (commonly known as "junk bonds") have greater credit risk, are more sensitive to interest rate movements, are considered more speculative, have a greater vulnerability to economic changes, subject to greater price volatility and are less liquid.

- Lack of rating. Some bonds are considered speculative, or for other reasons are not rated. Such bonds must pay a higher interest rate in order to attract investors. They're considered riskier because of the higher possibility of default or loss of liquidity.

- Loss of liquidity. If a bond is downgraded, or for other reasons drops in price, the market demand for it may "dry up." In that case, the bond may be hard to sell or "liquidate" (convert to cash).

Please see Appendix A for a description of bond ratings.

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Investing in foreign securities. Foreign securities are investments offered by non-U.S. companies, governments and government agencies. They involve risks not usually associated with U.S. securities, including:

- Changes in currency values. Foreign securities are sold in currencies other than U.S. dollars. If a currency's value drops, the value of your fund shares could drop too, even if the securities are strong. Dividend and interest payments may be lower. Factors affecting exchange rates are: differing interest rates among countries; balances of trade; amount of a country's overseas investments; and any currency manipulation by banks.

- Currency speculation. The foreign currency market is largely unregulated and subject to speculation.

- Currency trading costs. Some funds also invest in American Depository Receipts
  (ADRs) and American Depositary Shares (ADSs). They represent securities of foreign companies traded on U.S. exchanges, and their values are expressed in U.S. dollars. Changes in the value of the underlying foreign currency will change the value of the ADR or ADS. The fund incurs costs when it converts other currencies into dollars, and vice-versa.

- Euro Conversion. On January 1, 1999, certain participating countries in the European Economic Monetary Union (EU) adopted the "Euro" as their official currency. Other EU member countries may convert to the Euro at a later date. Since January 1, 1999, governments in participating countries have been issuing debt and redenominating existing debt in Euros; corporations may choose to issue stocks or bonds in Euros or national currency. The new European Central Bank, (the "ECB") will assume responsibility for a uniform monetary policy in participating countries. Euro conversion risks that could affect a fund's foreign investments include: (1) the readiness of Euro payment, clearing, and other operational systems; (2) the legal treatment of debt instruments and financial contracts in existing national currencies rather than the Euro; (3) exchange-rate fluctuations between the Euro and non-Euro currencies during the transition period of January 1, 1999 through December 31, 2001 and beyond; (4) potential U.S. tax issues with respect to fund securities; and (5) the ECB's ability to manage monetary policies among the participating countries.

- Differing accounting and reporting practices. Foreign tax laws are different, as are laws, practices and standards for accounting, auditing and reporting data to investors.

- Less information available to the public. Foreign companies usually make far less information available to the public.

- Less regulation. Securities regulations in many foreign countries are more lax than in the U.S.

- More complex negotiations. Because of differing business and legal procedures, a fund might find it hard to enforce obligations or negotiate favorable brokerage commission rates.

- Less liquidity/more volatility. Some foreign securities are harder to convert to cash than U.S. securities, and their prices may fluctuate more dramatically.

- Settlement delays. "Settlement" is the process of completing payment and delivery of a securities transaction. In many countries, this process takes longer than it does in the U.S.

- Higher custodial charges. Fees charged by the fund's custodian for holding shares are higher for foreign securities than those of domestic securities.

- Vulnerability to seizure and taxes. Some governments can seize assets. They may also limit movement of assets from the country. Fund interest, dividends and capital gains may be subject to foreign withholding taxes.

- Political instability and small markets. Developing countries can be politically unstable. Economies can be dominated by a few industries, and markets may trade a small number of securities. Regulation of banks and capital markets can be weak.

- Different market trading days. Foreign markets may not be open for trading the same days as U.S. markets are open and asset values can change before your transaction occurs.

- Hedging. A fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency fluctuation on purchases and sales of such securities. Shifting a fund's currency exposure from one currency to another removes the fund's opportunity to profit from the original currency and involves a risk of increased losses for the fund if the sub-adviser's projection of future exchange rates is inaccurate.

- Emerging market risk. Investing in the securities of issuers located in or principally doing business in emerging markets bear foreign exposure risks as discussed above. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging market countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, a fund investing in emerging market countries may be required to establish special custody or other arrangements before investing.

[GRAPHIC OMITTED]

Investing in futures, options and derivatives. Besides conventional securities, your fund may seek to increase returns by investing in financial contracts related to its primary investments. Such contracts involve additional risks and costs. Risks include:

- Inaccurate market predictions. If the sub-adviser is wrong in its expectation, for example, with respect to interest rates, securities prices or currency markets, the contracts could produce losses instead of gains.

- Prices may not match. Movements in the price of the financial contracts may be used to offset movements in the price of other securities included in the fund's portfolio. If those prices don't correlate or match closely (i.e., imperfect correlation), the benefits of the transaction might be diminished and the fund may lose money which may result in substantial losses.

- Illiquid markets. If there is no market for the contracts, the fund may not be able to control losses.

- Tax consequences. A fund may have to delay closing out certain derivative positions to avoid adverse tax consequences.

[GRAPHIC OMITTED]

Investing in stock index futures. Futures involve additional investment risks and transactional costs, and draw upon skills and experience which are different than those needed to pick other securities. Special risks include:

- inaccurate market predictions

- imperfect correlation

- illiquidity

- tax consequences

- potential unlimited loss

- volatile net asset value due to substantial fluctuations in the value of these futures

[GRAPHIC OMITTED]

Investing in forward foreign currency contracts. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are used as a hedge against fluctuations in foreign exchange rates.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of securities, or prevent losses if the prices of the fund's securities decline.

Such hedging transactions preclude the opportunity for a gain if the value of the hedging currency should rise. Forward contracts may, from time to time, be considered illiquid, in which case they would be subject to the fund's limitations on investing in illiquid securities. If a fund's manager makes the incorrect prediction, the opportunity for loss can be magnified.

[GRAPHIC OMITTED]

Zero Coupon Securities. Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which exposes investors to risks of payment default and volatility.

[GRAPHIC OMITTED]

General Obligation Bonds. General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.


[GRAPHIC OMITTED]

Special Revenue Bonds. Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds. Investors in these bonds are exposed to the credit standing of the municipality. If the municipality defaults on the bonds, there may be a loss on the investment.


[GRAPHIC OMITTED]

Private Activity Bonds. Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to Alternate Minimum Tax (AMT).

[GRAPHIC OMITTED]

Tax Increment Financing Bonds. Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

[GRAPHIC OMITTED]

Variable Rate Demand Instruments. Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. Investors in these securities are subject to the risk that the dealer or bank may not repurchase the instrument. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 13 months.

[GRAPHIC OMITTED]

Credit Enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Sub-Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

[GRAPHIC OMITTED]

Investing in tax-exempt securities. Some municipal obligations pay interest that, while tax-exempt, may be considered a "preference item" for determining the federal alternative minimum tax. This may result in your paying more tax than you would have otherwise. Also, Congress periodically threatens to limit or do away with the tax exemption on municipal obligations. If that happened, it could substantially reduce the value of your fund's assets.

[GRAPHIC OMITTED]

Investing in special situations. Each fund may invest in "special situations" from time to time. Special situations arise when, in the opinion of a fund manager, a company's securities may be undervalued, then increase considerably in price, due to:

- a new product or process

- a management change

- a technological breakthrough

- an extraordinary corporate event

- a temporary imbalance in the supply of, and demand for, the securities of an issuer

Investing in a special situation carries an additional risk of loss if the expected development does not happen or does not attract the expected attention. The impact of special situation investing to a fund will depend on the size of the fund's investment in a situation.


[GRAPHIC OMITTED]

Portfolio turnover. A fund may engage in a significant number of short-term transactions, which may lower fund performance. High turnover rate will not limit a manager's ability to buy or sell securities for these funds, although certain tax rules may restrict a fund's ability to sell securities when the security has been held for less than three months. Increased turnover (100% or more) results in higher brokerage costs or mark-up charges for a fund. The funds ultimately pass these charges on to shareholders. Short-term trading may also result in short-term capital gains, which are taxed as ordinary income to shareholders.


[GRAPHIC OMITTED]

Investment strategies. A fund is permitted to use other securities and investment strategies in pursuit of its investment objective, subject to limits established by the Fund's Board of Trustees. No fund is under any obligation to use any of the techniques or strategies at any given time or under any particular economic condition. Certain instruments and investment strategies may expose the funds to other risks and considerations, which are discussed in the Fund's SAI.


[GRAPHIC OMITTED]

Growth investing. Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A fund may underperform other funds that employ a different style. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Growth-oriented funds typically will underperform when value investing is in favor.

[GRAPHIC OMITTED]

Various Investment Techniques. Various investment techniques are utilized to increase or decrease exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. These techniques may involve derivative securities and transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements and purchasing indexed securities. These techniques are designed to adjust the risk and return characteristics of the fund's portfolio of investments and are not used for leverage.

How The IDEX Funds are Managed and Organized

IDEX Mutual Funds is run by a Board of Trustees.

The assets of each fund are managed by an investment adviser, who in turn selects sub-advisers, who have hired fund managers. All such advisers to the funds are supervised by the Board of Trustees. You can find information about the Trustees and officers of the Fund in the SAI.

AEGON/Transamerica Fund Advisers, Inc. (ATFA), located at 570 Carillon Parkway, St. Petersburg, Florida 33716, serves as investment adviser to the Fund. (Prior to January 1, 2002, Idex Management, Inc. served as investment adviser to the Fund.)

The investment adviser hires sub-advisers to furnish investment advice and recommendations and has entered into sub-advisory agreements with each sub-adviser. The investment adviser also monitors the sub-advisers' buying and selling of securities and administration of the funds. For these services, it is paid an advisory fee. This fee is based on the average daily net assets of each fund, and is paid at the rates shown in the table below.

ATFA is a wholly-owned direct subsidiary of AUSA Holding Company ("AUSA"). AUSA is a holding company which is wholly-owned by AEGON USA, Inc. ("AEGON USA"), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is a wholly-owned indirect subsidiary of AEGON N.V., a Netherlands corporation and publicly traded international insurance group. Transamerica Investment
Management, LLC (TIM) located at

                       1150 South Olive Street
                       Suite 2700
                       Los Angeles, California 90015
                       serves as sub-adviser to the fund.

----------------------------------------------------------------------------------------------------------------------
ADVISORY FEE SCHEDULE--ANNUAL RATES
----------------------------------------------------------------------------------------------------------------------
IDEX Transamerica Protected Principal      0.40% of the first $100 million of the Fund's average daily net assets; and
                                           35% of assets in excess of $100 million
----------------------------------------------------------------------------------------------------------------------

Day-to-day management of the investments in each fund is the responsibility of the fund manager. The fund manager for the fund is:

IDEX Transamerica Protected Principal

(to come)

Shareholder Information

[GRAPHIC OMITTED]

          Opening an Account

If you are opening a fund through a registered representative, he or she can assist you with all phases of your investment.

If you are investing through an authorized dealer, the dealer is responsible for opening your account and providing your taxpayer ID number. If you already have an IDEX account, you do not need additional documentation.

The Fund or its agents may reject a request for purchase of shares at any time, including any purchase under the exchange privilege.

New Account Application

Fill out the New Account Application form when the funds are available for order. IRAs and other retirement accounts require a different application, which you can request by calling 1-888-233-IDEX (4339) or writing IDEX Customer Service. You can avoid future inconvenience by signing up for any services you think you may later use.

Note: On your application, be sure to include your social security number or taxpayer identification number. If you don't, your account may be subject to backup withholding, or be closed.

There are many ways that you can pay for your shares. The minimum initial purchase is $500 for Class A and B, and $1,000 for Class C and Class
M shares and shares purchased through authorized dealers. There is a $50 minimum on additional purchases. Purchases through regular investment plans, like the Automatic Investment Plan, have no minimum to open an account, but you must invest at least $50 monthly per account.

[GRAPHIC OMITTED]

          Share Transactions

Depending on privileges established on your account, you may buy, sell or exchange shares in several ways. You may do so in writing, by phone request or you may access your account through the internet. You may make payments, or receive payment for your redemptions, via an electronic funds transfer or by check.

[GRAPHIC OMITTED]

          How to Sell Shares

Your request to sell your shares and receive payment may be subject to:

- the privileges or features established on your account such as a systematic withdrawal plan (SWP) or telephone transactions

- the type of account you have, and if there is more than one owner

- the dollar amount you are requesting; redemptions over $50,000 must be in writing and those redemptions greater than $100,000 require a written request with a signature guarantee

- if there have been recent changes made to your account (such as an address change) or other circumstances that may require a written request or signature guarantees. A signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange may guarantee your signature. Notarization is not an acceptable substitute.

There are several ways to request redemption of your shares:

- in writing (by mail or fax)

- by internet access to your account(s) at www.idexfunds.com

- by telephone request using our touch-tone automated system, IDEX InTouchSM, or by a person-to-person verbal request

The proceeds of your redemption may be paid by check, or by direct deposit to your bank account subject to any restrictions that may be applicable. Purchases may be held at IDEX until your funds have cleared or up to 15 calendar days before they are eligible for redemption. Certain exceptions may apply.

[GRAPHIC OMITTED]

          How to Exchange Shares

You can exchange $500 or more of one fund for shares in the same class of another fund. As explained below, you may be able to exchange your shares into any one of the three portfolios of the Cash Equivalent Fund (CEF) without a sales charge. Any CDSC will be calculated from the date you bought your original shares. This means your new shares will be the same age as your old shares, so your sales charge will not increase because of the exchange. The minimum exchange to a new account is $500 unless an automatic investment plan is established on the new account.

Prior to making exchanges into a fund that you do not own, read this prospectus carefully. You can request share exchanges over the telephone unless you have declined the privilege on your application. You can also exchange shares of the same class automatically at regular intervals, from one fund to another.

Special Situations for Exchanging Shares

- You may not exchange other classes of shares of the IDEX funds for Class T shares of IDEX JCC Growth.

- The Fund reserves the right to modify or terminate the exchange privilege at any time upon written notice.

Excessive Trading

The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund does not permit excessive trading/market-timing. Excessive purchases, redemptions or exchanges of fund shares disrupt portfolio management and drive fund expenses higher. The Fund may limit or terminate your exchange privileges or may not accept future investments from you if you engage in excessive trading. In determining excessive trading, we consider frequent purchases and redemptions having similar effects as exchanges to be excessive trading. Four or more exchanges in a quarter (3 months) is considered excessive trading, though the Fund reserves the right to impose restrictions if there are less frequent transactions.


[GRAPHIC OMITTED]

          Other Account Information

Minimum Purchases

- $500 for Class A, and B shares; $1,000 for Class C and M shares; additional purchases are a minimum of $50.

If your check, draft or electronic transfer is returned unpaid by your bank, the Fund may charge a $15 fee.

Pricing of Shares

The fund's price (NAV) is calculated on each day the New York Stock Exchange
(NYSE) is open for business. The NAV of each class is calculated by dividing its assets less liabilities by the number of its shares outstanding.

If the Fund receives your order by regular closing time of the NYSE (usually 4 p.m. New York time), you will pay or receive that day's NAV plus any applicable sales charges. If later, it will be priced based on the next day's NAV. Share prices may change when a fund holds shares in companies traded on foreign exchanges that are open on days the NYSE is closed.

In determining NAV, each fund's portfolio investments are valued at market value. Investments for which quotations are not readily available are valued at fair value determined in good faith under the supervision of the Board of Trustees.

Minimum Account Balance

Due to the proportionately higher cost of maintaining customer accounts with balances below the stated minimums for each class of shares, the Fund reserves the right to close such accounts. However, the Fund will provide a 60-day notification to you prior to assessing a minimum account fee, or closing, any account. The following describes the fees assessed to accounts with low balances:

No fees will be charged on:

- accounts opened within the preceding 24 months

- accounts with an active monthly Automatic Investment Plan ($50 minimum per account)

- accounts owned by individuals which, when combined by social security number, have a balance of $5,000 or more

  Account Balance            Fee Assessment
   If your balance is     $10 fee assessed every
   below $500 due to      6 months, until
   redemptions            balance reaches $500

   If your balance is     Your account will be
   below $250, due to     charged a fee and be
   redemptions            liquidated; any
                          applicable CDSC will
                          be deducted, and a
                          check will be mailed
                          to the address of
                          record

Telephone Transactions

The Fund and Idex Investor Services, Inc. (IIS) are not liable for complying with telephone instructions which are deemed by them to be genuine. The Fund and IIS will employ reasonable procedures to make sure telephone instructions are genuine. In situations where the Fund or IIS reasonably believe they were acting on genuine telephone instructions, you bear the risk of loss. These procedures may include requiring personal identification, providing written confirmation of transactions, and tape recording conversations. The Fund has the right to modify the telephone redemption privilege at any time.

Telephone redemption with payment by check is not allowed within 10 days of a change of registration/address. Call IDEX Customer Service (1-888-233-IDEX
(4339)) or see the SAI for details. You may redeem up to $50,000 worth of shares by phone and get your money by direct deposit to a pre-authorized bank account. No fee is charged.

Professional Fees

Your financial professional may charge a fee for his or her services. This fee will be in addition to any fees charged by IDEX. Your financial professional will answer any questions that you may have regarding such fees.


Wire Transactions

In most cases, the Fund can send your redemption money via a federal funds bank wire. The Fund charges a $10 fee for this service, in addition to any fee your bank may charge. For more details, call IDEX Customer Service (1-888-233-IDEX
(4339)) or see the SAI.


Reinvestment Privilege

Within a 90 day period after you sell your shares, you have the right to "reinvest" your money in any fund of the same class. You will not incur a new sales charge if you use this privilege within the allotted time frame. Any CDSC you paid on your shares will be credited to your account. You may reinvest the proceeds of a Class B share sale (less the CDSC) in Class A shares without paying the up-front sales charge. Send your written request to the Fund along with your check for your reinvestment privileges.


Statements and Reports

The Fund will send you a confirmation statement after most transactions that affect your account balance or registration. Please review the confirmation statement carefully and promptly notify IDEX in writing of any error or you will be deemed to have ratified the transaction as reported to you. If you are enrolled in the Automatic Investment Plan and invest on a monthly basis, you will receive a quarterly confirmation. Information about the tax status of income dividends and capital gains distributions will be mailed to shareholders early each year.

Financial reports for the funds, which include a list of the holdings, will be mailed twice a year to all shareholders.

A Historical Statement may be ordered for transactions of prior years.


Share Certificates

IDEX does not issue certificates for fund shares.


Personal Securities Trading

The Fund permits "Access Persons" as defined by Rule 17j-1 under the 1940 Act to engage in personal securities transactions, subject to the terms of the Code of Ethics and Insider Trading Policy that has been adopted by the Board of Trustees of the Fund. Access Persons must use the guidelines established by this Policy for all personal securities transactions and are subject to certain prohibitions on personal trading. The Fund's sub-advisers, pursuant to Rule 17j-1 and other applicable laws, and pursuant to the terms of the Policy, must adopt and enforce their own Code of Ethics and Insider Trading Policies appropriate to their particular business needs. Each sub-adviser must report to the Board of Trustees on a quarterly basis with respect to the administration and enforcement of such Policy, including any violations thereof which may potentially affect the Fund.

[GRAPHIC OMITTED]

          Distributions and Taxes

Each of our funds intends to elect and qualify as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a fund will not be subject to federal income tax on ordinary income and capital gains, if any, that it distributes to its shareholders.

Taxes on Distributions From The Funds

The following summary does not apply to:

- qualified retirement accounts; or

- tax-exempt investors

Fund distributions are taxable to you as ordinary income to the extent they are attributable to a fund's net investment income, certain net realized foreign exchange gains, and net short-term capital gains. They are taxable to you as long-term capital gains (at the federal rate of 20%) to the extent they are attributable to the fund's excess of net long-term capital gains over net short-term capital losses. The tax status of any distribution is the same regardless of how long you have been a shareholder of the fund and whether you elect to reinvest distributions or receive cash. Certain distributions paid by a fund in January may be taxable to shareholders as if they were received on the prior

December 31. The tax status of dividends and distributions for each calendar year will be detailed in your annual tax statement or tax forms from the Fund.

Taxes On The Sale Of Shares

Any sale or exchange or redemption of fund shares may generate tax liability (unless you are a tax-exempt investor or your investment is in a qualified retirement or other tax- advantaged account). You will generally realize taxable gain or loss on a sale, exchange or redemption of your shares based upon the difference between your cost (basis) in the shares and the amount you receive for them. Any loss realized on shares held for six months or less will be treated as long-term capital loss to the extent of any capital gains dividends that were received with respect to the shares.

If you receive an exempt-interest dividend on shares that are held by you for six months or less, any loss on the sale or exchange of the shares will be disallowed to the extent of such dividend amount.

Withholding Taxes

The Fund will be required to withhold 31% of any reportable income payments made to a shareholder (which may include dividends, capital gains distributions, and share redemption proceeds) if the shareholder has not provided an accurate taxpayer identification number to the Fund in the manner required by IRS regulations.

Uncashed Checks Issued on Your Account

If any check we issue related to your account is returned by the Post Office as undeliverable, or remains outstanding (uncashed) for six months, we reserve the right to reinvest check proceeds back into your account at the net asset value next calculated after reinvestment. We will then also change your account distribution option from cash to reinvest. Interest does not accrue on amounts represented by uncashed checks.

Minimum Dividend Check Amounts

To control costs associated with issuing and administering dividend checks, we reserve the right to not issue checks under a specified amount. For accounts with the cash by check dividend distribution option, if the dividend payment total is less than $10, the distribution will be reinvested into the account and no check will be issued, though the account option for future distributions will remain unchanged.

Non-Resident Alien Withholding

If you are a non-U.S. investor, your financial professional should determine whether Fund shares may be sold in your jurisdiction. Shareholders that are not U.S. persons under the Internal Revenue Code are subject to different tax rules. Dividends and capital gains distributions may be subject to non-resident alien withholding.

Other Tax Information

This tax discussion is for general information only. In addition to federal income taxes, you may be subject to state, local or foreign taxes on payments received from the Fund. More information is provided in the SAI. You should also consult your own tax advisor for information regarding all tax consequences applicable to your investments in the Fund.

-----------------------------------------------------------------------------------------------------------------------
         How to Buy Shares                            To Open a New Account (first-time IDEX investors)
-----------------------------------------------------------------------------------------------------------------------
 By Mail                          Send your completed application and check payable to:
 [GRAPHIC OMITTED HERE]           Idex Investor Services, Inc., P.O. Box 9015, Clearwater, Florida 33758-9015;
                                  For Overnight Delivery: 570 Carillon Parkway, St. Petersburg, Florida 33716

 Through an Authorized Dealer     The dealer is responsible for opening your account and providing IDEX with your
 [GRAPHIC OMITTED HERE]           Taxpayer ID Number. The minimum order from an authorized dealer is $1,000.

 By Automatic Investment Plan     Send your completed application, along with a check for your initial investment (if
 [GRAPHIC OMITTED HERE]           any), payable to Idex Investor Services, Inc., P.O. Box 9015, Clearwater, Florida
                                  33758-9015.
-----------------------------------------------------------------------------------------------------------------------
                                                               To Add to your Existing Account
-----------------------------------------------------------------------------------------------------------------------

 By Check                         Make your check payable to Idex Investor Services Inc. and mail it to:
 [GRAPHIC OMITTED HERE]           P.O. Box 9015, Clearwater, FL 33758-9015; or, for overnight delivery: 570 Carillon
                                  Parkway, St. Petersburg, FL 33716. Third party checks, or checks endorsed to IDEX, will not be accepted. All checks must be made payable to Idex Investor Services, Inc.

 By Automatic Investment Plan     With an Automatic Investment Plan (AIP), a level dollar amount is invested monthly
 [GRAPHIC OMITTED HERE]           and payment is deducted electronically from your bank account. Call or write IDEX
                                  Customer Service to establish an AIP.

 By Telephone                     The electronic funds transfer privilege must be established in advance, when you open
 [GRAPHIC OMITTED HERE]           your account, or by adding this feature to your existing account. Select "Electronic
                                  Bank Link" on the Application or write to the Fund. Funds can then be transferred electronically from your bank to the Fund. Call IDEX Customer Service to invest by phone, either through our automated IDEX InTouchSM system (1-888-233-IDEX
                                  (4339)), or by speaking directly with your representative. Shares will be purchased via electronic funds when the money is received by IDEX, usually 2-4 business days after the request.

 Through Authorized Dealers       If your dealer has already established your account for you, no additional
 [GRAPHIC OMITTED HERE]           documentation is needed. Call your dealer to place your order. The dealer's bank may charge you for a wire transfer. (The Fund currently does not charge for this service.)
                                  The Fund must receive your payment within three business days after your order is accepted.

 By the Internet                  You may request a transfer of funds from your bank account to the Fund. Visit our
 [GRAPHIC OMITTED HERE]           website at www.idexfunds.com. Payment will be transferred from your bank account electronically. Shares will be purchased via electronic funds when the money is received by IDEX, usually 2-4 business days after the request.

 By Payroll Deduction             You may have money transferred regularly from your payroll to your IDEX account.
 [GRAPHIC OMITTED HERE]           Please instruct your employer's payroll department to do so. Call IDEX Customer
                                  Service (1-888-233-IDEX (4339)) to establish this deduction.


 By Wire Transfer                 Request that your bank wire funds to the Fund. You must have an existing account to
 [GRAPHIC OMITTED HERE]           make a payment by wire transfer. Ask your bank to send your payment to:
                                  Bank of America, NA, Tampa, FL, ABA# 063100277,
                                  Credit: Idex Investor Services Acct #: 3601194554,
                                  Ref: Shareholder name, IDEX fund and account numbers.

-----------------------------------------------------------------------------------------------------------------------
          To Receive Payment By                                     How to Request Your Redemption
-----------------------------------------------------------------------------------------------------------------------

 Direct Deposit - ACH                  Call IDEX Customer Service (1-888-233-IDEX (4339)) to verify that this feature is in
  (only for accounts that are not      place on your account. Maximum amount per day is the lesser of your balance or
  qualified retirement plans)          $50,000. Request an "ACH redemption" in writing, by phone (automated IDEX
 [GRAPHIC OMITTED HERE]                InTouch(SM) system (1-888-233-IDEX (4339)) or person-to-person), or by internet access to your account. Payment should usually be received by your bank account 3-5 banking days after your request. The Fund does not charge for this payment option.
                                       Certain IRAs and Qualified Plans may not be eligible for ACH redemptions.

 Direct Deposit                        Call IDEX Customer Service (1-888-233-IDEX (4339)) to be sure this feature is in
  (electronic funds transfer-federal   place on your account. Maximum amount per day is the lesser of your available
  funds bank wire)                     balance or $50,000 (with a minimum of $1,000). Request an "Expedited Wire
 [GRAPHIC OMITTED HERE]                Redemption" in writing, or by phone (person-to-person request). Payment should be received by your bank account the next banking day after your request. The Fund charges $10 for this service. Your bank may charge a fee as well.

 Check to the address of record        Written Request:
 [GRAPHIC OMITTED HERE]                Send a letter requesting a withdrawal to the Fund and include any share certificates you may have. Specify the fund, account number, and dollar amount or number of shares you wish to redeem. Mail to: Idex Investor Services, P.O. Box 9015, Clearwater,
                                       FL 33758-9015. Attention: Redemptions. Be sure to include all account owners'
                                       signatures and any additional documents, as well as a signature guarantee(s) if required
                                       (see "How To Sell Shares").

                                       Telephone or internet request:
                                       If your request is not required to be in writing (see "How To Sell Shares"), you may call IDEX Customer Service (1-888-233-IDEX (4339)) and make your request using the automated IDEX InTouch(SM) system (1-888-233-IDEX (4339)), by person-to-person, or by accessing your account on the internet. Maximum amount per day is the lesser of your available balance or $50,000.

                                       For your protection, if an address change was made in the last 10 days, IDEX requires a redemption request in writing signed and signature guaranteed by all shareholders.

 Check to another party/address        This request must be in writing, regardless of amount, with all account owners'
 [GRAPHIC OMITTED HERE]                signatures guaranteed. Mail to: Idex Investor Services, P.O. Box 9015, Clearwater, FL
                                       33758-9015. Attention: Redemptions.

 Periodic automatic payment            You can establish a Systematic Withdrawal Plan (SWP) either at the time you open
  (by direct deposit-ACH or check)     your account or at a later date. Call IDEX Customer Service (1-888-233-IDEX (4339))
 [GRAPHIC OMITTED HERE]                for assistance. You must have a minimum balance of $10,000 in your account.

 By Exchange                           You may request an exchange in writing, by phone (automated IDEX InTouch(SM)
 [GRAPHIC OMITTED HERE]                system (1-888-233-IDEX (4339)) or person-to-person), or by accessing your account through the internet.

 Through an Authorized Dealer          You may redeem your shares through an authorized dealer. (They may impose a service
 [GRAPHIC OMITTED HERE]                charge.) Contact your Registered Representative or call IDEX Customer Service
                                       (1-888-233-IDEX (4339)) for assistance.

     NOTE: Purchases must be held at IDEX until the funds have cleared or up to 15 calendar days before they are eligible for redemption. Certain exceptions may apply.

Choosing a Share Class

The Fund offers four share classes, each with its own sales charge and expense structure. (An additional class, Class T, is offered through IDEX JCC Growth, but Class T shares are not available to new investors.) Also, effective March 1, 1999, shares that were designated as Class C shares became Class M shares. They have an initial sales charge of 1.00% and a contingent deferred sales charge (CDSC) of 1.00% if you sell within 18 months of purchase.

The amount of your investment and the amount of time that you plan to hold your shares will determine which class of shares you should choose. You should make this decision carefully because all of your future investments in your account will be in the same share class that you designate when you open your account. Your financial professional can help you choose the share class that makes the best sense for you.

If you are investing a large amount and plan to hold your shares for a long period, Class A or Class M shares may make the most sense for you. If you are investing a lesser amount, you may want to consider Class B shares (if you plan to invest for a period of at least 6 years) or Class C shares (if you plan to invest for a period of less than 6 years).

The Fund may, at any time and in its sole discretion, add, delete, or change the sales charges for any share class.

Class A Shares -- Front Load

With Class A shares, you pay an initial sales charge only when you buy shares. (The offering price includes the sales charge.)

If you are investing $1 million or more (either as a lump sum or through any of the methods described above), you can purchase Class A shares without any sales charge. However, if you redeem any of those shares within the first 24 months after buying them, you will pay a 1.00% CDSC, unless they were purchased through a qualified retirement plan.

Also, the Fund will treat Class A share purchases in an amount of less than $1 million by defined contribution plans, other than 403(b) plans, that are sponsored by employers with 100 or more eligible employees as if such purchases were equal to an amount more than $1 million.



                                                                                                            Class T Shares
        Class A Share -               Class B Shares -       Class C Shares -       Class M Shares -        (closed to new
           Front Load                    Back Load              Level Load             Level Load             investors)
===============================   ======================= ====================== ====================== =====================
     - Initial sales              - No up-front sales     - No up-front sales    - Initial sales        - Initial sales
       charge of 5.50%              charge                  charge                 charge of 1.00%        charge of 8.50%
       (see Class A Share                                                                                 or less
       Quantity Discounts Table)  - Deferred sales        - No deferred sales    - 12b-1 distribution
                                    charge of 5.00% or      charge                 and service          - No 12b-1
     - Discounts of sales           less on shares you                             fees of 0.90% per      distribution and
       charge for larger            sell within 6 years   - 12b-1 distribution     year                   service fees
       investments                  (see deferred sales     and service fees
                                    charge table            of 1.00%             - Deferred sales       - Sales charge
     - 12b-1 distribution           below)                                         charge of 1.00% if     percentage can be
       and service fees                                   - No conversion to       you sell within 18     reduced in the
       of 0.35%                   - 12b-1 distribution      Class A shares;        months of purchase     same four ways as
                                    and service fees        expenses do not                               Class A Shares
     - Lower annual                 of 1.00%                decrease             - Automatic              (see Class A Share
       expenses                                                                    conversion to          Quantity
       than Class B, C            - Automatic                                      Class A Shares         Discounts Table)
       or M shares due              conversion to                                  after 10 years,
       to lower 12b-1               Class A shares                                 reducing future
       and service fees             after 8 years,                                 annual expenses
                                    reducing future
                                    annual expenses

Class B Shares -- Back Load

Class B shares are sold in amounts up to $250,000. With Class B shares, you pay no initial sales charge when you invest, but you are charged a CDSC when you sell shares you have held for six years or less, as described in the table below.

Class B shares automatically convert to Class A shares after 8 years, lowering annual expenses from that time on.

Contingent Deferred Sales Charge - Class B Shares

                           As a % of Dollar Amount
Year after Purchasing        (Subject to Change)
-----------------------   ------------------------
    First                                      5%
    Second                                     4%
    Third                                      3%
    Fourth                                     2%
    Fifth and Sixth                            1%
    Seventh and Later                          0%

Class C Shares -- Level Load

With Class C shares, you pay no initial sales charge or CDSC. There are 12b-1 distribution and service fees of up to 1.00% per year.

Class M Shares -- Level Load

Class M shares are sold in amounts up to $1 million. With Class M shares, you pay an initial sales charge of 1.00% based on offering price. (The offering price includes the sales charge.) There are 12b-1 distribution and service fees of 0.90% per year. If you redeem within 18 months from the date of purchase, you will incur a CDSC of 1.00%.

Class M shares purchased on or after November 1, 1999 automatically convert to Class A shares after 10 years, lowering annual expenses from that time on.

Contingent Deferred Sales Charge

Your shares may be subject to a CDSC. Dividends and capital gains are not subject to the sales charge. There is no charge on any increase in the value of your shares. To ensure that you pay the lowest CDSC possible, the Fund will always use the shares with the lowest CDSC to fill your redemption requests. If your shares are worth less than when you bought them, the charge will be assessed on their current, lower value. In some cases, the sales charge may be waived.

Class A Sales Charge Reductions

You can lower the sales charge percentage in four ways:

- Substantial investments receive lower sales charge rates. Please see the SAI for details on these reductions.

- The "right of accumulation" allows you to include your existing Class A Shares as part of your current investments for sales charge purposes.

- A "letter of intent" allows you to count all Class A share investments in an IDEX fund over the next 13 months, as if you were making them all at once, to qualify for reduced sales charges.

- By investing as part of a qualified group.

              Class A Share Quantity Discounts

                                      Sales Charge     Sales Charge
                                         as % of         as % of
                                        Offering          Amount
 Amount of Purchase                       Price          Invested
----------------------------------   --------------   -------------
    Under $50,000                           5.50%            5.82%
    $50,000 to under $100,000               4.75%            4.99%
    $100,000 to under $250,000              3.50%            3.63%
    $250,000 to under $500,000              2.75%            2.83%
    $500,000 to under $1,000,000            2.00%            2.04%
    $1,000,000 and over                     0.00%            0.00%


Waivers of Sales Charges

Waiver of Class A Sales Charges

Class A shares may be purchased without a sales charge by:

o Current or former trustees, directors, officers, full-time employees or sales representatives of the Fund, IMI, ISI, any of the sub-advisers or any of their affiliates.

o directors, officers, full-time employees and sales representatives of dealers having a sales agreement with ISI.

o any trust, pension, profit-sharing or other benefit plan for any of the foregoing persons.

o "wrap" accounts for the benefit of clients of certain broker-dealers, financial institutions or financial planners, who have entered into arrangements with the Fund or ISI.

Persons eligible to buy Class A shares at NAV may not impose a sales charge when they re-sell those shares.

--------------------------------------------------------------------------------
Waiver of Class A, Class B, and Class M Redemption Charges
--------------------------------------------------------------------------------

You will not be assessed a sales charge for shares if you sell in the following situations:

o Following the death of the shareholder on redemptions from the deceased person's account only. If this deceased person's account is re-registered to another name, sales charges would continue to apply to this new account.

o Following the total disability of the shareholder (as determined by the Social Security Administration - applies only to shares held at the time the disability is determined).

o On redemptions made under the Fund's systematic withdrawal plan (may not exceed 12% of the account value on the day the systematic withdrawal plan was established). NOTE: The amount redeemed under this waiver does not need to be under a systematic withdrawal plan. If it is not under a systematic withdrawal plan, it is limited to one redemption per calendar year up to 12% of your account balance at the time of redemption.

o If you redeem your shares and reinvest the proceeds in the same class of any fund within 90 days of redeeming, the sales charge on the first redemption is waived.

Performance Information


Performance
IDEX may include quotations of a fund's total return or yield in advertisements, sales literature or reports to shareholders or to prospective investors. Total return and yield quotations for a fund reflect only the performance of a hypothetical investment in the fund during the particular time period shown as calculated based on the historical performance of the fund during that period. Such quotations do not in any way indicate or project future performance.


Yield

Yield quotations for a fund refer to the income generated by a hypothetical investment in the fund over a specified thirty-day period expressed as a percentage rate of return for that period. The yield is calculated by dividing the net investment income per share for the period by the price per share on the last day of that period.


Total Return

Total return refers to the average annual percentage change in value of an investment in a fund held for a stated period of time as of a stated ending date. When a fund has been in operation for the stated period, the total return for such period will be provided if performance information is quoted. Total return quotations are expressed as average annual compound rates of return for each of the periods quoted. They also reflect the deduction of a proportionate share of a fund's investment advisory fees and direct fund expenses, and assume that all dividends and capital gains distributions during the period are reinvested in the fund when made.

                                 BOND RATINGS

                                  APPENDIX A

BRIEF EXPLANATION OF RATING CATEGORIES


                                   Bond Rating  Explanation
                                  ------------- ----------------------------------------------------------------------------
  Standard & Poor's Corporation   AAA           Highest rating; extremely strong capacity to pay principal and interest.

                                  AA            High quality; very strong capacity to pay principal and interest.

                                  A             Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.

                                  BBB           Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.

                                  BB,B, and     Predominantly speculative with respect to the issuer's capacity to meet
                                  CC,CC,C       required interest and principal payments. BB - lowest degree of speculation; C - the highest degree of speculation. Quality and protective characteristics outweighed by large uncertainties or major risk exposure to adverse conditions.

                                  D             In default.

  Plus (+) or Minus (-) -The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

  Unrated - Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

  Moody's Investors Service, Inc.   Aaa   Highest quality, smallest degree of investment risk.

                                    Aa    High quality; together with Aaa bonds, they compose the high-grade bond group.

                                    A     Upper-medium grade obligations; many favorable investment attributes.

                                    Baa   Medium-grade obligations; neither highly protected nor poorly secured.
                                          Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.

                                    Ba    More uncertain, with speculative elements. Protection of interest and principal payments not well safeguarded during good and bad times.

                                    B     Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.

                                    Caa   Poor standing, may be in default; elements of danger with respect to principal or interest payments.

                                    Ca    Speculative in a high degree; could be in default or have other marked short- comings.

                                    C     Lowest-rated; extremely poor prospects of ever attaining investment standing.

Unrated - Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

       1. An application for rating was not received or accepted.

       2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

       3. There is a lack of essential data pertaining to the issue or issuer.

       4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

                               IDEX MUTUAL FUNDS
                              570 Carillon Parkway
                      St. Petersburg, Florida, 33716-1202

           INVESTMENT ADVISER:                      CUSTODIAN:

   AEGON/Transamerica Fund Advisers, Inc.      State Street Bank & Trust Co.
              570 Carillon Parkway
     St. Petersburg, Florida 33716-1202


                                             INDEPENDENT CERTIFIED PUBLIC
               DISTRIBUTOR:                          ACCOUNTANTS:

       AFSG Securities Corporation               PricewaterhouseCoopers LLP
         4333 Edgewood Road NE                400 N. Ashley Street, Suite 2800
        Cedar Rapids, Iowa 52499                  Tampa, Florida 33602-4319

                                 SUB-ADVISER:

                    Transamerica Investment Management, LLC
                       1150 South Olive Street Suite 2700
                         Los Angeles, California 90015

     SEND YOUR CORRESPONDENCE TO:                  CUSTOMER SERVICE:

        Idex Investor Services, Inc.     (888) 233-IDEX (4339) toll free call
             P.O. Box 9015             Hours: 8 a.m. to 8 p.m. Monday - Friday
      Clearwater, Florida 33758-9015

                        IDEX Website: www.idexfunds.com

Sec File number:
IDEX Mutual Funds File No. 811-4556
ISP00003-10/00

[GRAPHIC OMITTED]
Where to find more information

You'll find more information about IDEX and its funds in the following documents:

Annual and semi-annual reports
The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the auditor's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant affect on the Fund's performance during the period covered.

[GRAPHIC OMITTED]
Statement of Additional Information
The SAI contains additional information about the Fund and its policies. The SAI is legally part of this prospectus (it is incorporated by reference). A copy has been filed with the SEC.

You can obtain a free copy of the documents, request other information about the Fund and make shareholder inquiries by contacting IDEX Mutual Funds:

By telephone: 1-(888)-233-4339 (8:00 AM - 8:00 PM) (Customer Service) or 1-800-851-1333 (Investment Professionals)

By mail:
IDEX Mutual Funds
P.O. Box 9015
Clearwater, FL 33758-9015

On the Internet: www.idexfunds.com

Information about the Fund can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. The reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

[GRAPHIC OMITTED]
IDEX(R)
MUTUAL FUNDS

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This Statement of Additional Information shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.

                 Subject to Completion, Dated January 1, 2002












                               IDEX MUTUAL FUNDS





                      IDEX TRANSAMERICAN PROTECTED PRINCIPAL














                      STATEMENT OF ADDITIONAL INFORMATION


                                 March 1, 2002




                               IDEX MUTUAL FUNDS
                             570 Carillon Parkway
                         St. Petersburg, Florida 33716
                  Customer Service (888) 233-4339 (toll free)




The fund listed above is a series of IDEX Mutual Funds (the "Fund"), an open-end management investment company that offers a selection of investment funds. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The fund is diversified.




This Statement of Additional Information is not a prospectus, and should be read in conjunction with the Fund's prospectus dated March 1, 2002 which may be obtained free of charge by writing or calling the Fund at the above address or telephone number. This Statement of Additional Information ("SAI") contains additional and more detailed information about the Fund's operations and activities than that set forth in the prospectus. The Fund's annual report and semi-annual report to shareholders are incorporated by reference into this SAI.

                               TABLE OF CONTENTS


                                                                               Page
                                                                              -----
 INVESTMENT OBJECTIVES ....................................................     1
 Investment Restrictions, Policies and Practices ..........................     1
  Investment Restrictions of IDEX Transamerica Protected Principal ........     1
 OTHER POLICIES AND PRACTICES OF THE FUND .................................     4
  The Guarantee ...........................................................     4
  Futures, Options and Other Derivative Instruments .......................     4
   Futures Contracts ......................................................     4
   Options on Futures Contracts ...........................................     6
   Options on Securities ..................................................     7
   Options on Foreign Currencies ..........................................     9
   Forward Contracts ......................................................    10
   Swaps and Swap-Related Products ........................................    11
   Index Options ..........................................................    12
   WEBS and Other Index-Related Securities ................................    13
   Euro Instruments .......................................................    13
   Special Investment Considerations and Risks ............................    14
   Additional Risks of Options on Foreign Currencies,
     Forward Contracts and Foreign Instruments ............................    14
 Other Investment Companies ...............................................    15
 When-Issued, Delayed Settlement and Forward Delivery Securities ..........    15
  Zero Coupon, Pay-In-Kind and Step Coupon Securities .....................    15
  Lending of Fund Securities ..............................................    16
  Illiquid Securities .....................................................    16
  Repurchase and Reverse Repurchase Agreements ............................    17
  Pass-Through Securities .................................................    17
  High-Yield/High-Risk Bonds ..............................................    18
  Warrants and Rights .....................................................    19
  U.S. Government Securities ..............................................    19
  Temporary Defensive Position ............................................    19
 INVESTMENT ADVISORY AND OTHER SERVICES ...................................    19
 DISTRIBUTOR ..............................................................    21
 ADMINISTRATIVE SERVICES ..................................................    21
 CUSTODIAN, TRANSFER AGENT AND OTHER AFFILIATES ...........................    22
 FUND TRANSACTIONS AND BROKERAGE ..........................................    22
 TRUSTEES AND OFFICERS ....................................................    23
 PURCHASE OF SHARES .......................................................    28
 DEALER REALLOWANCES ......................................................    28
 DISTRIBUTION PLANS .......................................................    29
 DISTRIBUTION FEES ........................................................    30
 NET ASSET VALUE DETERMINATION ............................................    30
 DIVIDENDS AND OTHER DISTRIBUTIONS ........................................    30

                                                                                Page
                                                                          ----------------
  SHAREHOLDER ACCOUNTS ................................................          31
  RETIREMENT PLANS ....................................................          31
  REDEMPTION OF SHARES ................................................          32
  TAXES ...............................................................          33
  MISCELLANEOUS .......................................................          34
   Organization .......................................................          34
   Shares of Beneficial Interest ......................................          34
   Legal Counsel and Independent Certified Public Accountants .........          34
   Registration Statement .............................................          35
  PERFORMANCE INFORMATION .............................................          35
  FINANCIAL STATEMENTS ................................................          35
  APPENDIX A-CERTAIN SECURITIES IN WHICH THE FUNDS MAY INVEST .........          A-1

                             INVESTMENT OBJECTIVES

The prospectus discusses the investment objective of two series of the IDEX Mutual Funds, the principal types of securities in which each fund will invest, and the policies and practices of each fund. The following discussion of Investment Restrictions, Policies and Practices supplements that set forth in the prospectus.


There can be no assurance that a fund will, in fact, achieve its objective. A fund's investment objective may be changed by the Board of Trustees without shareholder approval. A change in the investment objective of a fund may result in the fund having an investment objective different from that which the shareholder deemed appropriate at the time of investment.


INVESTMENT RESTRICTIONS, POLICIES
AND PRACTICES


As indicated in the prospectus, each fund is subject to certain fundamental policies and restrictions which as such may not be changed without shareholder approval. Shareholder approval would be the approval by the lesser of (i) more than 50% of the outstanding voting securities of a fund, or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of a fund are present or represented by proxy.


INVESTMENT RESTRICTIONS OF
IDEX TRANSAMERICA PROTECTED PRINCIPAL

IDEX Transamerica Protected Principal may not, as a matter of fundamental policy:

1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of any one issuer exceeds 5% of the value of the fund's total assets, or (b) the fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Invest more than 25% of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

3. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 33 1/3% of the value of the fund's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 33 1/3% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation. This policy shall not prohibit reverse repurchase agreements or bank borrowing.

4. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its fund securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."

5. Purchase or sell real estate (but this shall not prevent the fund from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

6. Underwrite securities issued by other persons, except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its fund securities in the ordinary course of pursuing its investment objective.

7. Purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions and that margin payments and other deposits in connection with transactions in options, futures contracts and options on futures contracts shall not be deemed to constitute purchasing securities on margin.

8. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments provided this limitation shall not prohibit the fund from purchasing or selling options and futures contracts or investing in securities or other instruments backed by physical commodities.

9. Make loans, except through (a) the purchase of debt obligations in accordance with the fund's investment objective and policies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities as permitted by applicable law.

1. Furthermore, the fund has adopted the following non-fundamental restrictions that may be changed by the Board of Trustees of the Fund without shareholder approval:

        (A) The fund may not invest in companies for the purpose of exercising control or management.

        (B) The fund may not make short sales of securities or maintain a short position. This restriction shall not apply to transactions involving selling securities "short against the box."

        (C) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Trustees, as permitted under the 1940 Act.

        (D) The fund may not mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the fund as security for indebtedness except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging or hypothecating may not exceed 33 1/3% of the fund's total assets at the time of borrowing or investment.

                   OTHER POLICIES AND PRACTICES OF THE FUNDS

THE GUARANTEE

While the Fund seeks to provide investors with the upside earnings potential available in rising equity markets, the Fund provides a hedge against a falling equity marketplace. The Fund guarantees that on the Guarantee Maturity Date, each shareholder will be entitled to redeem his or her shares for an amount no less than the Guarantee per Share. The Guarantee per Share will equal the NAV per share on the last day of the Offering Phase, and thereafter will be adjusted to reflect any dividends and distributions made by the Fund. A shareholder who automatically reinvests all such dividends and distributions and does not redeem any shares during the Guarantee Period will be entitled to redeem his or her shares held on the Guarantee Maturity Date for an amount no less than his or her account value at the inception of the Guarantee Period, less expenses not covered by the Expense Limitation Agreement (Guaranteed Amount). The Fund's Guarantee is backed by an unconditional and irrevocable
financial guarantee from     pursuant to a financial guarantee insurance policy
issued by       for the benefit of the shareholders of the Fund. The Fund will
pay to       a fee equal to     % of the average daily net assets of the Fund
during the Guarantee Period for providing the financial guarantee insurance policy. If, on the Guarantee Maturity Date, the actual NAV per share is less
than the Guarantee per Share,      will pay to the Fund an amount sufficient to
ensure that each shareholder is entitled to redeem his or her shares for an amount equal to his or her Guaranteed Amount.

FUTURES, OPTIONS AND OTHER
DERIVATIVE INSTRUMENTS


The following investments are subject to limitations as set forth in each fund's investment restrictions and policies.


Futures Contracts. A fund may enter into futures contracts. Futures contracts are for the purchase or sale, for future delivery, of equity or fixed-income securities, foreign currencies or contracts based on financial indices, including indices of U.S. government securities, foreign government securities and equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a Futures Trading Commission merchant ("FTCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.


When a fund buys or sells a futures contract, it must receive or deliver the underlying instrument (or a cash payment based on the difference between the underlying instrument's closing price and the price at which the contract was entered into) at a specified price on a specified date. Transactions in futures contracts may be made to attempt to hedge against potential changes in interest or currency exchange rates, or the price of a security or a securities index which might correlate with, or otherwise adversely affect, either the value of the fund's securities or the prices of securities which the fund is considering buying at a later date.


The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FTCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or liquid assets by the fund's custodian for the benefit of the FTCM. Initial margin payments are similar to good faith deposits or performance bonds.


Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments with the FTCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FTCM that holds margin on behalf of a fund, that fund may be entitled to return of the margin owed to such fund only in proportion to the amount received by the FTCM's other customers. The fund's sub-adviser will attempt to minimize the risk by careful monitoring of the creditworthiness of the FTCMs with which a fund does business and by segregating margin payments with the custodian.


Although a fund would segregate with the custodian cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to that fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because a fund's cash that may otherwise be invested would be held uninvested or invested in liquid assets so long as the futures position remains open, such fund's return could be diminished due to the opportunity losses of foregoing other potential investments.


The acquisition or sale of a futures contract may occur, for example, when a fund holds or is considering purchasing equity or debt securities and seeks to protect itself from fluctuations in prices or interest rates without buying or selling those securities. For example, if stock or debt prices were expected to decrease, a fund might sell equity index futures contracts, thereby hoping to offset a potential decline in the value of equity securities in the fund by a corresponding increase in the value of the futures contract position held by that fund and thereby preventing the fund's net asset value from declining as much as it otherwise would have.


Similarly, if interest rates were expected to rise, a fund might sell bond index futures contracts, thereby hoping to offset a potential decline in the value of debt securities in the fund by a corresponding increase in the value of the futures contract position held by the fund. A fund also could seek to protect against potential price declines by selling fund securities and investing in money market instruments. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows a fund to maintain a defensive position without having to sell fund securities.

Likewise, when prices of equity securities are expected to increase, or interest rates are expected to fall, futures contracts may be bought to attempt to hedge against the possibility of having to buy equity securities at higher prices. This technique is sometimes known as an anticipatory hedge. Since the fluctuations in the value of futures contracts should be similar to those of equity securities, a fund could take advantage of the potential rise in the value of equity or debt securities without buying them until the market has stabilized. At that time, the futures contracts could be liquidated and such fund could buy equity or debt securities on the cash market. To the extent a fund enters into futures contracts for this purpose, the segregated assets maintained to cover such fund's obligations (with respect to futures contracts) will consist of liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by that fund.


The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions.


First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets.


Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted.


Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.


Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the fund manager still may not result in a successful use of futures contracts.


Futures contracts entail risks. Although each of the funds that invests in such contracts believes that their use will benefit the fund, if the fund sub-adviser's investment judgment proves incorrect, the fund's overall performance could be worse than if the fund had not entered into futures contracts.


For example, if a fund has hedged against the effects of a possible decrease in prices of securities held in its fund and prices increase instead, that fund may lose part or all of the benefit of the increased value of the securities because of offsetting losses in the fund's futures positions. In addition, if a fund has insufficient cash, it may have to sell securities from its fund to meet daily variation margin requirements. Those sales may, but will not necessarily, be at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to the fund.


The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to a fund will not exactly match that fund's current or potential investments. A fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests. For example, by hedging investments in fund securities with a futures contract based on a broad index of securities may involve a risk that the futures position will not correlate precisely with such performance of the fund's investments.


Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments correlate with a fund's investments. Futures prices are affected by factors such as: current and anticipated short-term interest rates; changes in volatility of the underlying instruments; and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices.


Imperfect correlations between a fund's investments and its futures positions may also result from: differing levels of demand in the futures markets and the securities markets; from structural differences in how futures and securities are traded; and from imposition of daily price fluctuation limits for futures contracts.


A fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities. This may not be successful in all cases. If price changes in a fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or may result in losses that are not offset by the gains in that fund's other investments.

Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of seven days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time.


In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, such fund's access to other assets held to cover its futures positions also could be impaired.


Although futures contracts by their terms call for the delivery or acquisition of the underlying commodities, or a cash payment based on the value of the underlying commodities, in most cases the contractual obligation is offset before the delivery date of the contract. This is accomplished by buying, in the case of a contractual obligation to sell, or selling, in the case of a contractual obligation to buy, an identical futures contract on a commodities exchange. Such a transaction cancels the obligation to make or take delivery of the commodities.


If applicable, each fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. The funds will use futures contracts and related options primarily for bona fide hedging purposes within the meaning of CFTC regulations. In addition, the funds may hold positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, provided that the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of a fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.


Options on Futures Contracts. A fund may buy and write put and call options on futures contracts. An option on a futures contract gives a fund the right (but not the obligation) to buy or sell the contract at a specified price on or before a specified date. Transactions in options on futures contracts may be made to attempt to hedge against potential changes in interest rates or currency exchange rates, or the price of a security or a securities index which might correlate with, or otherwise adversely affect, either the value of the fund's securities or the prices of securities which the fund is considering buying at a later date. Transactions in options on future contracts will not be made for speculation.


The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when a fund is not fully invested it may buy a call option on a futures contract to hedge against a market advance.


The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the option is below the exercise price, a fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in such fund's holdings.


The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at expiration of the option is higher than the exercise price, a fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which that fund is considering buying.


If a call or put option a fund has written is exercised, such fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its fund securities and changes in the value of the futures positions, that fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of fund securities.


The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on fund securities. For example, a fund may buy a put option on a futures contract to hedge its fund securities against the risk of falling prices or rising interest rates.


The amount of risk a fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.


Options on Securities. In an effort to increase current income and to reduce fluctuations in net asset value, each of the funds may write covered put and call options and buy put and call options on securities that are traded on United States and foreign securities exchanges, and over-the-counter. A fund also may write call options that are not covered for cross-hedging purposes. A fund may write and buy options on the same types of securities that the fund may purchase directly. There are no specific limitations on a fund's writing and buying of options on securities.


A put option gives the holder the right, upon payment of a premium, to deliver a specified amount of a security to the writer of the option on or before a fixed date at a predetermined price. A call option gives the holder the right, upon payment of a premium, to call upon the writer to deliver a specified amount of a security on or before a fixed date at a predetermined price.


A put option written by a fund is "covered" if the fund: (i) segregates cash not available for investment or other liquid assets with a value equal to the exercise price with its custodian; or (ii) continues to own an equivalent number of puts of the same "series" (that is, puts on the same underlying securities having the same exercise prices and expiration dates as those written by the fund), or an equivalent number of puts of the same "class" (that is, puts on the same underlying securities) with exercise prices greater than those it has written (or if the exercise prices of the puts it holds are less than the exercise prices of those it has written, the difference is segregated with the custodian).


The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.


A call option written by a fund is "covered" if the fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or has segregated additional cash with its custodian) upon conversion or exchange of other securities held in its fund. A call option written by a fund is also deemed to be covered: (i) if that fund holds a call at the same exercise price for the same exercise period and on the same securities as the call written; (ii) in the case of a call on a stock index, if the fund owns a fund of securities substantially replicating the movement of the index underlying the call option; or (iii) if at the time the call is written an amount of cash, U.S. government securities or other liquid assets equal to the fluctuating market value of the optioned securities is segregated with the custodian.


A fund may also write call options that are not covered for cross-hedging purposes. A fund collateralizes its obligation under a written call option for cross-hedging purposes by segregating cash or other liquid assets in an amount not less than the market value of the underlying security, marked-to-market daily. A fund would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and the fund manager believes that writing the option would achieve the desired hedge.


If a put or call option written by a fund were exercised, the fund would be obligated to buy or sell the underlying security at the exercise price. Writing a put option involves the risk of a decrease in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the option holder to the fund at a higher price than its current market value. Writing a call option involves the risk of an increase in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the fund to the option holder at a lower price than its current market value. Those risks could be reduced by entering into an offsetting transaction. A fund retains the premium received from writing a put or call option whether or not the option is exercised.


The writer of an option may have no control when the underlying security must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium.


This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.


The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.


In the case of a written call option, effecting a closing transaction will permit a fund to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit the fund to write another put option to the extent that the exercise price thereof is secured by other deposited liquid assets. Effecting a closing transaction also will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other fund investments. If a fund desires to sell a particular security on which the fund has written a call option, such fund will effect a closing transaction prior to or concurrent with the sale of the security.


A fund will realize a profit from a closing transaction if the price of a purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. The fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the fund.


An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, a fund may not be able to effect closing transactions in particular options and that fund would have to exercise the options in order to realize any profit. If a fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market may include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by a national securities exchange on which the option is traded ("Exchange") on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange; (v) the facilities of an Exchange or the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). In that case, the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.


A fund may, subject to its investment restrictions, write options in connection with buy-and-write transactions. In other words, the fund may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money"), or above ("out-of-the-money") the current value of the underlying security at the time the option is written.


Buy-and-write transactions using "in-the-money" call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using "at-the-money" call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using "out-of-the-money" call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone.


If the call options are exercised in such transactions, the fund's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between that fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.


The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and a fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, a fund may elect to close the position or take delivery of the security at the exercise price and that fund's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.


A fund may buy put options to hedge against a decline in the value of its fund. By using put options in this way, a fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.


A fund may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by such fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to that fund.


In purchasing an option, a fund would be in a position to realize a gain if, during the option period, the price of the underlying security increased (in the case of a call) or decreased (in the case of a put) by an amount in excess of the premium paid. The fund would realize a loss if the price of the underlying security did not increase (in the case of a call) or decrease (in the case of a put) during the period by more than the amount of the premium. If a put or call option purchased by a fund were permitted to expire without being sold or exercised, the fund would lose the amount of the premium.


Although they entitle the holder to buy equity securities, warrants on and options to purchase equity securities do not entitle the holder to dividends or voting rights with respect to the underlying securities, nor do they represent any rights in the assets of the issuer of those securities.


In addition to options on securities, a fund may also purchase and sell call and put options on securities indexes. A stock index reflects in a single number the market value of many different stocks. Relative values are assigned to the stocks included in an index and the index fluctuates with changes in the market values of the stocks. The options give the holder the right to receive a cash settlement during the term of the option based on the difference between the exercise price and the value of the index. By writing a put or call option on a securities index, a fund is obligated, in return for the premium received, to make delivery of this amount. A fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.


Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. A fund will not purchase these options unless a fund's sub-adviser is satisfied with the development, depth and liquidity of the market and believes the options can be closed out.


Price movements in a fund's securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and will depend, in part, on the ability of its sub-adviser to predict correctly movements in the direction of the stock market generally or of a particular industry. Because options on securities indexes require settlement in cash, a fund's sub-adviser may be forced to liquidate fund securities to meet settlement obligations.


The amount of risk a fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.


Options on Foreign Currencies. Subject to any investment restrictions, a fund may buy and write options on foreign currencies in a manner similar to that in which futures contracts or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which fund securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of fund securities, a fund may buy put options on the foreign currency. If the value of the currency declines, such fund will have the right to sell such currency for a fixed amount in U.S. dollars and will offset, in whole or in part, the adverse effect on its portfolio.


Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a fund may buy call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, a fund could sustain losses on transactions in foreign currency options that would require such fund to forego a portion or all of the benefits of advantageous changes in those rates. In addition, in the case of other types of options, the benefit to the fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs.


A fund may also write options on foreign currencies. For example, in attempting to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, a fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of fund securities will be offset by the amount of the premium received.


Similarly, instead of purchasing a call option to attempt to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow that fund to hedge the increased cost up to the amount of premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and a fund would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a fund also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.


A fund may write covered call options on foreign currencies. A call option written on a foreign currency by a fund is "covered" if that fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration that is segregated by its custodian) upon conversion or exchange of other foreign currency held in its fund. A call option is also covered if: (i) the fund holds a call at the same exercise price for the same exercise period and on the same currency as the call written; or (ii) at the time the call is written, an amount of cash, U.S. government securities or other liquid assets equal to the fluctuating market value of the optioned currency is segregated with the custodian.


A fund may write call options on foreign currencies for cross-hedging purposes that would not be deemed to be covered. A call option on a foreign currency is for cross-hedging purposes if it is not covered but is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which the fund owns or has the right to acquire and which is denominated in the currency underlying the option. In such circumstances, a fund collateralizes the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.


Forward Contracts. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future, and the other party is obligated to pay a specified invoice amount for the assets at the time of delivery. A fund may enter into forward contracts to purchase and sell government securities, foreign currencies or other financial instruments. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

The following discussion summarizes a fund's principal uses of forward foreign currency exchange contracts ("forward currency contracts").


A fund may enter into forward currency contracts with stated contract values of up to the value of that fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed upon price (which may be in U.S. dollars or another currency). A fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business.


They may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell ("transaction hedge"). A fund also may hedge some or all of its investments denominated in foreign currency, or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the U.S. dollar. This is accomplished by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its fund securities denominated in that currency ("position hedge"), or by participating in options or futures contracts with respect to the currency.


A fund also may enter into a forward currency contract with respect to a currency where such fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge"). In any of these circumstances a fund may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the fund's sub-adviser believes there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge").


These types of hedging seek to minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of, or rates of return on, a fund's foreign currency denominated fund securities.


The matching of the increase in value of a forward currency contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting a fund's currency exposure from one foreign currency to another removes that fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to such fund if the fund's sub-adviser's position projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for a fund than if it had not entered into such contracts.


A fund will cover outstanding forward currency contracts by maintaining liquid fund securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that a fund is not able to cover its forward currency positions with underlying fund securities, its custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of such fund's commitments under forward contracts entered into with respect to position hedges, cross-hedges and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, the fund will find alternative cover or segregate additional cash or other liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of a fund's commitments with respect to such contracts.


As an alternative to segregating assets, a fund may buy call options permitting the fund to buy the amount of foreign currency being hedged by a forward sale contract, or a fund may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.


While forward currency contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward currency contracts. In such event, a fund's ability to utilize forward currency contracts may be restricted. In addition, a fund may not always be able to enter into forward currency contracts at attractive prices and may be limited in its ability to use these contracts to hedge its assets.


Swaps and Swap-Related Products. In order to attempt to protect the value of its investments from interest rate or currency exchange rate fluctuations, a fund may, subject to its investment restrictions, enter into interest rate and currency exchange rate swaps, and may buy or sell interest rate and currency exchange rate caps and floors. A fund's sub-adviser may enter into these transactions primarily to attempt to preserve a return or spread on a particular investment or portion of its portfolio. A fund also may enter into these transactions to attempt to protect against any increase in the price of securities the fund may consider buying at a later date.

The funds do not intend to use these transactions as a speculative investment. Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The exchange commitments can involve payments to be made in the same currency or in different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate floor.


A fund, subject to its investment restrictions, enters into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with a fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a fund's obligations over its entitlements with respect to each interest rate swap, will be calculated on a daily basis. An amount of cash or other liquid assets having an aggregate net asset at least equal to the accrued excess will be segregated by its custodian.


If a fund enters into an interest rate swap on other than a net basis, it will maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. A fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one nationally recognized statistical rating organization at the time of entering into such transaction. A fund's sub-adviser will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction.


The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. The sub-advisers have determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent a fund sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.


There is no limit on the amount of interest rate swap transactions that may be entered into by a fund, unless so stated in its investment objectives, although none of the funds presently intends to engage in such transactions in excess of 5% of its total assets. These transactions may in some instances involve the delivery of securities or other underlying assets by a fund or its counterparty to collateralize obligations under the swap.


Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the interest payments that a fund is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, a fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. A fund may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.


In addition to the instruments, strategies and risks described in this SAI and in the prospectus, there may be additional opportunities in connection with options, futures contracts, forward currency contracts and other hedging techniques that become available as a fund's sub-adviser develops new techniques, as regulatory authorities broaden the range of permitted transactions, and as new instruments are developed. The funds' sub-advisers may use these opportunities to the extent they are consistent with each fund's investment objective and as are permitted by a fund's investment limitations and applicable regulatory requirements.


Index Options. In seeking to hedge all or a portion of its investments, a fund may purchase and write put and call options on securities indices listed on U.S. or foreign securities exchanges or traded in the over-the-counter market, which indices include securities held in the funds. The funds with such option writing authority may write only covered options. A fund may also use securities index options as a means of participating in a securities market without making direct purchases of securities.


A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index. Options on securities indices are generally similar to options on specific securities. Unlike options on securities, however, options on securities indices do not involve the delivery on an underlying security; the option in the case of an option on a securities index represents the holder's right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a call) or is less than (in the case of a put) the closing value of the underlying securities index on the exercise date. A fund may purchase and write put and call options on securities indices or securities index futures contracts that are traded on a U.S. exchange or board of trade or a foreign exchange, to the extent permitted under rules and interpretations of the CFTC, as a hedge against changes in market conditions and interest rates, and for duration management, and may enter into closing transactions with respect to those options to terminate existing positions. A securities index fluctuates with changes in the market values of the securities included in the index. Securities index options may be based on a broad or narrow market index or on an industry or market segment.


The delivery requirements of options on securities indices differ from options on securities. Unlike a securities option, which contemplates the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in securities index options prior to expiration by entering into a closing transaction on an exchange or it may allow the option to expire unexercised.


The effectiveness of purchasing or writing securities index options as a hedging technique will depend upon the extent to which price movements in the portion of a securities portfolio being hedged correlate with price movements of the securities index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether a fund realizes a gain or loss from the purchase of writing of options on an index depends upon movements in the level of prices in the market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular security. As a result, successful use by a fund of options on securities indices is subject to the sub-adviser's ability to predict correctly movements in the direction of the market generally or of a particular industry. This ability contemplates different skills and techniques from those used in predicting changes in the price of individual securities.


Securities index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded. The ability of a fund to engage in closing purchase transactions with respect to securities index options depends on the existence of a liquid secondary market. Although a fund will generally purchase or write securities index options only if a liquid secondary market for the options purchased or sold appears to exist, no such secondary market may exist, or the market may cease to exist at some future date, for some options. No assurance can be given that a closing purchase transaction can be effected when the sub-adviser desires that a fund engage in such a transaction.


WEBS and Other Index-Related Securities. A fund may invest in shares of an investment company whose shares are known as "World Equity Benchmark Shares" or "WEBS." WEBS have been listed for trading on the American Stock Exchange, Inc. The funds also may invest in the CountryBaskets Index Fund, Inc., or another fund the shares of which are the substantial equivalent of WEBS. A fund may invest in S&P Depositary Receipts, or "SPDRs." SPDRs are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of the S&P 500 Index. A fund investing in a SPDR would be entitled to the dividends that accrue to the S&P 500 stocks in the underlying portfolio, less trust expenses. Investing in these securities may result in duplication of certain fees and expenses.


Euro Instruments. The funds may each make investments in Euro instruments. Euro instruments are U.S. dollar-denominated futures contracts, or options thereon, which are linked to the London Interbank Offered Rate (the "LIBOR"), although foreign currency-denominated instruments are available from time to time. Euro futures contracts enable purchasers to obtain a fixed rate for the lending of funds, and sellers to obtain a fixed rate for borrowings. A fund might use Euro futures contracts and options thereon to hedge against changes in LIBOR, which may be linked to many interest rate swaps and fixed income instruments.


Special Investment Considerations and Risks. The successful use of the investment practices described above with respect to futures contracts, options on futures contracts, forward contracts, options on securities, options on foreign currencies and swaps and swap-related products draws upon skills and experience which are different from those needed to select the other instruments in which a fund may invest. Should interest or exchange rates, or the prices of securities or financial indices move in an unexpected manner, a fund may not achieve the desired benefits of the foregoing instruments or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to options on currencies, forward contracts and other negotiated or over-the-counter instruments, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.


A fund's ability to dispose of its positions in the foregoing instruments will depend on the availability of liquid markets in the instruments. Markets in a number of the instruments are relatively new and still developing, and it is impossible to predict the amount of trading interest that may exist in those instruments in the future.


Particular risks exist with respect to the use of each of the foregoing instruments and could result in such adverse consequences to a fund as: the possible loss of the entire premium paid for an option bought by a fund; the inability of the fund, as the writer of a covered call option, to benefit from the appreciation of the underlying securities above the exercise price of the option; and the possible need to defer closing out positions in certain instruments to avoid adverse tax consequences. As a result, no assurance can be given that a fund will be able to use those instruments effectively for their intended purposes.


In connection with certain of its hedging transactions, a fund must segregate assets with the fund's custodian bank to ensure that such fund will be able to meet its obligations pursuant to these instruments. Segregated assets generally may not be disposed of for so long as a fund maintains the positions giving rise to the segregation requirement. Segregation of a large percentage of a fund's assets could impede implementation of that fund's investment policies or its ability to meet redemption requests or other current obligations.


Additional Risks of Options on Foreign Currencies, Forward Contracts and Foreign Instruments. Unlike transactions entered into by a fund in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation.


Options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.


Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.


The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events.


In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign government restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement. These include such things as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.


In addition, options on U.S. government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by: (i) other complex foreign political and economic factors; (ii) less availability than that available in the United States of data on which to make trading decisions; (iii) delays in a fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) low trading volume.


OTHER INVESTMENT COMPANIES


Subject to its investment restrictions, a fund may invest in securities issued by other investment companies as permitted. A fund may indirectly bear a portion of any investment advisory fees and expenses paid by funds in which it invests, in addition to the advisory fees and expenses paid by the fund.


WHEN-ISSUED, DELAYED SETTLEMENT AND
FORWARD DELIVERY SECURITIES


Securities may be purchased and sold on a "when-issued," "delayed settlement," or "forward (delayed) delivery" basis.


"When-issued" or "forward delivery" refers to securities whose terms are available, and for which a market exists, but which are not available for immediate delivery. When-issued or forward delivery transactions may be expected to occur a month or more before delivery is due.


A fund may engage in when-issued transactions to obtain what is considered to be an advantageous price and yield at the time of the transaction. When a fund engages in when-issued or forward delivery transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purpose of investment leverage.


"Delayed settlement" is a term used to describe settlement of a securities transaction in the secondary market which will occur sometime in the future. No payment or delivery is made by a fund until it receives payment or delivery from the other party for any of the above transactions.


The fund will segregate with its custodian cash, U.S. government securities or other liquid assets at least equal to the value or purchase commitments until payment is made. The segregated securities will either mature or, if necessary, be sold on or before the settlement date. Typically, no income accrues on securities purchased on a delayed delivery basis prior to the time delivery of the securities is made, although a fund may earn income on securites it has segregated to collateralize its delayed delivery purchases.


New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.


                                 RISK FACTORS


At the time of settlement, the market value of the security may be more or less than the purchase price. A fund bears the risk of such market value fluctuations. These transactions also involve the risk that the other party to the transaction may default on its obligation to make payment or delivery. As a result, the fund may be delayed or prevented from completing the transaction and may incur additional costs as a consequence of the delay.


ZERO COUPON, PAY-IN-KIND AND
STEP COUPON SECURITIES


Subject to its investment restrictions, a fund may invest in zero coupon, pay-in-kind and step-coupon securities. Zero-coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.


Current federal income tax law requires holders of zero-coupon securities and step-coupon securities to report the portion of the original issue discount on such securities that accrues that year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986 ("Code"), a fund must distribute its investment company taxable income, including the original issue discount accrued on zero-coupon or step-coupon bonds. Because it will not receive cash payments on a current basis in respect of accrued original-issue discount on zero-coupon bonds or step-coupon bonds during the period before interest payments begin, in some years a fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. A fund might obtain such cash from selling other portfolio holdings. These actions may reduce the assets to which fund expenses could be allocated and may reduce the rate of return for such fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for a fund to sell the securities at the time.


Generally, the market prices of zero-coupon bonds and strip securities are more volatile than the prices of securities that pay interest periodically in cash and they are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.


LENDING OF FUND SECURITIES


Subject to any applicable investment restriction relating to lending, a fund may lend securities from its portfolio. Under applicable regulatory requirements (which are subject to change), the following conditions apply to securities loans: a) the loan must be continuously secured by liquid assets maintained on a current basis in an amount at least equal to the market value of the securities loaned; b) a fund must receive any dividends or interest paid by the issuer on such securities; c) a fund must have the right to call the loan and obtain the securities loaned at any time upon notice of not more than five business days, including the right to call the loan to permit voting of the securities; and d) a fund must receive either interest from the investment of collateral or a fixed fee from the borrower. Securities loaned by a fund remain subject to fluctuations in market value. A fund may pay reasonable finders, custodian and administrative fees in connection with a loan. Securities lending, as with other extensions of credit, involves the risk that the borrower may default. Although securities loans will be fully collateralized at all times, a fund may experience delays in, or be prevented from, recovering the collateral. During a period that a fund seeks to enforce its rights against the borrower, the collateral and the securities loaned remain subject to fluctuations in market value. A fund may also incur expenses in enforcing its rights. If a fund has sold the loaned security, it may not be able to settle the sale of the security and may incur potential liability to the buyer of the security on loan for its costs to cover the purchase. A fund will not lend securities to any adviser or sub-adviser to the funds or their affiliates. By lending its securities, a fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as by either investing the cash collateral in short-term securities or by earning income in the form of interest paid by the borrower when U.S. government securities are used as collateral.


ILLIQUID SECURITIES


Subject to its investment restrictions, a fund may invest its assets in illiquid securities (i.e., securities that are not readily marketable). The Board of Trustees has authorized the sub-advisers to make liquidity determinations with respect to its securities, including Rule 144A securities, commercial paper and municipal lease obligations in accordance with the guidelines established by the Board of Trustees. Under the guidelines, the sub-adviser will consider the following factors in determining whether a Rule 144A security or a municipal lease obligation is liquid: 1) the frequency of trades and quoted prices for the security; 2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; 3) the willingness of dealers to undertake to make a market in the security; and
4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. A fund may be restricted in its ability to sell such securities at a time when the sub-adviser deems it advisable to do so. In addition, in order to meet redemption requests, a fund may have to sell other assets, rather than such illiquid securities, at a time which is not advantageous.


REPURCHASE AND REVERSE REPURCHASE
AGREEMENTS


Subject to its investment restrictions, a fund may enter into repurchase and reverse repurchase agreements. In a repurchase agreement, a fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or collateral. A fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a fund in connection with bankruptcy proceedings), it is the policy of each fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the sub-adviser for that fund and approved by the Board of Trustees. In addition, the funds currently intend to invest primarily in repurchase agreements collateralized by cash, U.S. government securities, or money market instruments whose value equals at least 100% of the repurchase price, marked-to-market daily.


In a reverse repurchase agreement, a fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a fund will segregate with its custodian cash and appropriate liquid assets with the funds' custodian to cover its obligation under the agreement. The funds will enter into reverse repurchase agreements only with parties the investment sub-adviser for each fund deems creditworthy and that have been reviewed by the Board of Trustees.


Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.


Reverse repurchase agreements may expose a fund to greater fluctuations in the value of its assets.


PASS-THROUGH SECURITIES


Each of the funds may, in varying degrees, invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that has been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the funds.


The most common type of pass-through securities are mortgage-backed securities. Government National Mortgage Association ("GNMA") Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from traditional bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. A fund will generally purchase "modified pass-through" GNMA Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. government.


The Federal Home Loan Mortgage Corporation ("FHLMC") issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. FHLMC guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by FHLMC as to timely payment of principal and interest, but is not backed by the full faith and credit of the U.S. government.

The Federal National Mortgage Association ("FNMA") issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by FNMA as to timely payment of principal and interest, but it is not backed by the full faith and credit of the U.S. government.


Each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders (such as a fund), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, some of a fund's higher yielding mortgage-backed securities may be converted to cash. That fund will then be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Mortgage and asset-backed securities may have periodic income payments or may pay interest at maturity (as is the case with Treasury bills or zero-coupon bonds).


Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies or other providers of credit. Generally, the originating bank or credit provider is neither the obligor or guarantor of the security and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. Tax-exempt asset-backed securities include units of beneficial interests in pools of purchase contracts, financing leases, and sales agreements that may be created when a municipality enters into an installment purchase contract or lease with a vendor. Such securities may be secured by the assets purchased or leased by the municipality; however, if the municipality stops making payments, there generally will be no recourse against the vendor. The market for tax-exempt asset-backed securities is still relatively new. These obligations are likely to involve unscheduled prepayments of principal.

HIGH YIELD/HIGH-RISK BONDS


High-yield/high-risk bonds, below investment grade securities (commonly known as "junk bonds") involve significant credit and liquidity concerns and fluctuating yields, and are not suitable for short-term investing. Higher yields are ordinarily available on fixed-income securities which are unrated or are rated in the lower rating categories of recognized rating services such as Moody's and Standard & Poor's.


Lower rated bonds also involve the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a fund owning such bonds would experience a reduction in its income, and could expect a decline in the market value of the securities so affected. Such funds, furthermore, may incur additional costs in seeking the recovery of the defaulted securities. More careful analysis of the financial condition of each issuer of lower rated securities is therefore necessary. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payments obligations, to meet projected business goals and to obtain additional financing.


The market prices of lower grade securities are generally less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic or political changes or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities. Past experience with high-yield securities in a prolonged economic downturn may not provide an accurate indication of future performance during such periods. Lower rated securities also may have less liquid markets than higher rated securities, and their liquidity as well as their value may be more severely affected by adverse economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a greater negative impact on the market for lower rated bonds.


Unrated securities are not necessarily of lower quality than rated securities, but the markets for lower rated and nonrated securities are more limited than those in which higher rated securities are traded. In addition, an economic downturn or increase in interest rates is likely to have a greater negative effect on: (i) the market for lower rated and nonrated securities; (ii) the value of high yield debt securities held by a fund; (iii) the new asset value of a fund holding such securities; and (iv) the ability of the bonds' issuers to repay principal and interest, meet projected business goals and obtain additional financing than on higher rated securities.


WARRANTS AND RIGHTS


Subject to its investment restrictions, a fund may invest in warrants and rights. A warrant is a type of security that entitles the holder to buy a proportionate amount of common stock at a specified price, usually higher than the market price at the time of issuance, for a period of years or to perpetuity. In contrast, rights, which also represent the right to buy common shares, normally have a subscription price lower than the current market value of the common stock and a life of two to four weeks.


U.S. GOVERNMENT SECURITIES


Examples of the types of U.S. government securities that a fund may hold include, in addition to those described in the prospectus and direct obligations of the U.S. Treasury, the obligations of the Federal Housing Administration, Farmers Home Administration, Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Bank, Federal Intermediate Credit Banks, Federal Land Banks and Maritime Administration. U.S. government securities may be supported by the full faith and credit of the U.S. government (such as securities of the Small Business Administration); by the right of the issuer to borrow from the Treasury (such as securities of the Federal Home Loan Bank); by the discretionary authority of the U.S. government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association); or only by the credit of the issuing agency.


TEMPORARY DEFENSIVE POSITION


For temporary defensive purposes, a fund may, at times, choose to hold some portion of its net assets in cash, or to invest that cash in a variety of debt securities. This may be done as a defensive measure at times when desirable risk/reward characteristics are not available in stocks or to earn income from otherwise uninvested cash. When a fund increases its cash or debt investment position, its income may increase while its ability to participate in stock market advances or declines decrease. Furthermore, when a fund assumes a temporary defensive position it may not be able to achieve its investment objective.


As stated in the prospectus, the fund generally intends to purchase and sell securities as deemed appropriate by the fund's sub-adviser to further the fund's stated investment objective, and the rate of the fund's turnover is not expected to be a limiting factor when changes are deemed to be appropriate.


The turnover percentages are calculated by dividing the lesser of purchases or sales of fund securities during the fiscal year by the monthly average of the value of such securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). For example, a fund turnover rate of 100% would mean that all of a fund's securities (except those excluded from the calculation) were replaced once in a period of one year. A high rate of fund turnover generally involves correspondingly greater brokerage commission expenses.


Turnover rates may vary greatly from year to year, as well as within a particular year, and may also be affected by cash requirements for redemptions of a fund's shares and by requirements, the satisfaction of which enable the fund to receive favorable tax treatment. Because the rate of fund turnover is not a limiting factor, particular holdings may be sold at any time if investment judgment or fund operations make a sale advisable. As a result, the annual fund turnover rate in future years may exceed the percentage shown above.


INVESTMENT ADVISORY AND OTHER SERVICES


IDEX Mutual Funds will enter into a Management and Investment Advisory Agreement ("Advisory Agreement") on behalf of the fund with AEGON/Transamerica Fund Advisers, Inc. ("ATFA"), located at 570 Carillon Parkway, St. Petersburg, Florida 33716. ATFA supervises each respective fund's investments and conducts its investment program.


Beginning January 1, 2002, ATFA serves as the investment adviser to the Fund. Prior to January 1, 2002, Idex Management, Inc. ("IMI") served as the investment adviser.

The Advisory Agreement provides that ATFA will perform the following services or cause them to be performed by others: (i) furnish to the fund investment advice and recommendations; (ii) supervise the purchase and sale of securities as directed by appropriate fund officers, and (iii) be responsible for the administration of each fund. For services to IDEX Transamerica Protected Principal, ATFA receives an annual fee, computed daily and paid monthly equal to 0.80% of the fund's average daily net assets. The Guarantee Fee is approximately 0.50% of the fund's average daily net assets.

The duties and responsibilities of the investment adviser are specified in the Advisory Agreement. The Advisory Agreement was approved by the Board of Trustees (including a majority of trustees who are not parties to the Advisory Agreement or interested persons, as defined by the 1940 Act, of any such party). The Advisory Agreement is not assignable and may be terminated without penalty upon 60 days' written notice at the option of either the Fund, ATFA or by a vote of shareholders of each fund. The Advisory Agreement provides that it can be continued from year to year so long as such continuance is specifically approved annually (a) by the Board of Trustees or by a majority of the outstanding shares of each fund and (b) by a majority vote of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party cast in person at a special meeting called for such purposes.


The Advisory Agreement also provides that ATFA shall not be liable to the funds or to any shareholder for any error of judgment or mistake of law or for any loss suffered by a fund or by any shareholder in connection with matters to which the Advisory Agreement relates, except for a breach of fiduciary duty or a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard on the part of ATFA in the performance of its duties thereunder.

The fund pays its allocable share of the fees and expenses of the fund's non-interested trustees, custodian and transfer agent fees, brokerage commissions and all other expenses in connection with the execution of its portfolio transactions, administrative, clerical, recordkeeping, bookkeeping, legal, auditing and accounting expenses, interest and taxes, expenses of preparing tax returns, expenses of shareholders' meetings and preparing, printing and mailing proxy statements (unless otherwise agreed to by the funds or ATFA, expenses of preparing and typesetting periodic reports to shareholders (except for those reports the funds permit to be used as sales literature), and the costs, including filing fees, of renewing or maintaining registration of fund shares under federal and state law. The investment adviser will reimburse a fund, or waive fees, or both, whenever, in any fiscal year, the total cost to a fund of normal operating expenses chargeable to its income account, including the investment advisory fee but excluding brokerage commissions, interest, taxes and 12b-1 fees, exceeds 1.40% of average daily net assets.

Transamerica Investment Management LLC serves as subadvisor to IDEX Transamerica Protected Principal.

Fund                             Sub-Adviser                    Sub-Advisory Fee
----                             -----------                    ----------------
IDEX Transamerica          Transamerica Investment       0.40% of the first $100 million
Protected Principal        Management, LLC               of the fund's average daily net assets,
                                                         0.35% of the fund's average daily net assets on
                                                         amounts above $100 million.

AUSA Holding Company ("AUSA") owns 100% of the outstanding stock of IMI. AUSA also owns 100% of the outstanding shares of the Fund's distributor and transfer agent. AUSA is wholly-owned by AEGON USA, Inc., a financial services holding company located at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. AEGON USA, Inc. is a wholly-owned indirect subsidiary of AEGON N.V., a Netherlands corporation and publicly traded international insurance group.


Each of the sub-advisers also serves as investment adviser or sub-adviser to other funds and/or private accounts which may have investment objectives identical or similar to that of the funds. Securities frequently meet the investment objectives of one or all of these funds, the other funds and the private accounts. In such cases, a sub-adviser's decision to recommend a purchase to one fund or account rather than another is based on a number of factors. The determining factors in most cases are the amounts available for investment by each fund or account, the amount of securities of the issuer then outstanding, the value of those securities and the market for them. Another factor considered in the investment recommendations is other investments which each fund or account presently has in a particular industry.


It is possible that at times identical securities will be held by more than one fund or account. However, positions in the same issue may vary and the length of time that any fund or account may choose to hold its investment in the same issue may likewise vary. To the extent that more than one of the funds or private accounts served by a sub-adviser seeks to acquire or sell the same security at about the same time, either the price obtained by the funds or the amount of securities that may be purchased or sold by a fund at one time may be adversely affected. On the other hand, if the same securities are bought or sold at the same time by more than one fund or account, the resulting participation in volume transactions could produce better executions for the funds. In the event more than one fund or account purchases or sells the same security on a given date, the purchase and sale transactions are allocated among the fund(s), the other funds and the private accounts in a manner believed by the sub-advisers to be equitable to each.

                                  DISTRIBUTOR

IDEX Mutual Funds will enter into an Agreement with AFSG Securities Corporation
(AFSG) located at 4333 Edgewood Rd NE, Cedar Rapids, Iowa 52494 to act as the principal underwriter of the shares of the funds. The Underwriting Agreement will continue from year to year so long as its continuance is approved at least annually in the same manner as the Investment Advisory Agreements discussed above. A discussion of ISI's responsibilities and charges as principal underwriter of fund shares is set forth in the prospectus.

                 CUSTODIAN, TRANSFER AGENT AND OTHER AFFILIATES

State Street Bank & Trust, 801 Pennsylvania, Kansas City, Missouri 64105-1307, is custodian for the fund. The custodian is not responsible for any of the investment policies or decisions of a fund, but holds its assets in safekeeping, and collects and remits the income thereon subject to the instructions of the funds.

Idex Investor Services, Inc. ("IIS"), P. O. Box 9015, Clearwater, Florida 33758-9015, is the transfer agent for each fund, withholding agent and dividend disbursing agent. IIS is a wholly-owned subsidiary of AUSA Holding Company and thus is an affiliate of ATFA and AIMI. Each fund pays the transfer agent an annual per-account charge of $15.70 for each of its shareholder accounts in existence, $2.79 for each new account opened and $1.67 for each closed account.


State Street Bank & Trust ("State Street") is a provider of data processing and recordkeeping services for the Fund's transfer agent. The fund may use another affiliate of State Street as introducing broker for certain portfolio transactions as a means to reduce expenses through a credit against transfer agency fees with regard to commissions earned by such affiliate. (See "Fund Transactions and Brokerage.") There were no brokerage credits received for the periods ended October 31, 2000, 1999 and 1998.

                        FUND TRANSACTIONS AND BROKERAGE

Decisions as to the assignment of fund business for the fund and negotiation of commission rates are made by the fund's sub-adviser, whose policy is to obtain the "best execution" (prompt and reliable execution at the most favorable security price) of all fund transactions. The Advisory Agreement and Sub-Advisory Agreement for the fund specifically provide that in placing portfolio transactions for the fund, the fund's sub-adviser may agree to pay brokerage commissions for effecting a securities transaction in an amount higher than another broker or dealer would have charged for effecting that transaction as authorized, under certain circumstances, by the Securities Exchange Act of 1934.


In selecting brokers and dealers and in negotiating commissions, the fund's sub-adviser considers a number of factors, including but not limited to:


      The sub-adviser's knowledge of currently available negotiated commission rates or prices of securities and other current transaction costs;


      The nature of the security being traded;


      The size and type of the transaction;


      The nature and character of the markets for the security to be purchased or sold;


      The desired timing of the trade;
      The activity existing and expected in the market for the particular security;


      The quality of the execution, clearance and settlement services;

      Financial stability;


      The existence of actual or apparent operational problems of any broker or dealer; and


      Research products and services provided.


In recognition of the value of the foregoing factors, the sub-adviser may place portfolio transactions with a broker with whom it has negotiated a commission that is in excess of the commission another broker would have charged for effecting that transaction. This is done if the sub-adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research provided by such broker viewed in terms of either that particular transaction or of the overall responsibilities of the sub-adviser. Research provided may include:


      Furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities;


      Furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy;


      Access to research analysts, corporate management personnel, industry experts, economists and government officials; and


      Comparative performance evaluation and technical measurement services and quotation services, and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories that deliver process or otherwise utilize information, including the research described above) that assist the sub-adviser in carrying out its responsibilities.


Most of the brokers and dealers used by the funds' sub-advisers provide research and other services described above.

A sub-adviser may use research products and services in servicing other accounts in addition to the funds. If a sub-adviser determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, a sub-adviser may allocate the costs of such service or product accordingly. The portion of the product or service that a sub-adviser determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may be a conflict of interest for a sub-adviser.

When a fund purchases or sells a security in the over-the-counter market, the transaction takes place directly with a principal market-maker without the use of a broker, except in those circumstances where better prices and executions will be achieved through the use of a broker.

A sub-adviser may also consider the sale or recommendation of a fund's shares by a broker or dealer to its customers as a factor in the selection of brokers or dealers to execute portfolio transactions. In placing portfolio business with brokers or dealers, a sub-adviser will seek the best execution of each transaction, and all such brokerage placement must be consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc.


A sub-adviser may place transactions for the purchase or sale of portfolio securities with affiliates of IMI, ISI or the sub-adviser, including DST Securities, Inc., or Fred Alger & Company, Incorporated. A sub-adviser may place transactions if it reasonably believes that the quality of the transaction and the associated commission are fair and reasonable, and if overall the associated transaction costs, net of any credits described above under "Custodian, Transfer Agent and Other Affiliates," are lower than those that would otherwise be incurred. Under rules adopted by the SEC, the Fund's Board of Trustees will conduct periodic compliance reviews of such brokerage allocations and review certain procedures adopted by the Board of Trustees to ensure compliance with these rules and to determine their continued appropriateness.

                             TRUSTEES AND OFFICERS

TRUSTEES AND OFFICERS

The fund is governed by a Board of Trustees. Subject to the supervision of the Board of Trustees, the assets of each fund are managed by an investment adviser and sub-advisers, and by fund managers. The Board of Trustees is responsible for managing the business and affairs of the Fund. It oversees the operation of the Fund by its officers. It also reviews the management of the funds' assets by the investment adviser and sub-advisers. Information about the Trustees and officers of the Fund is as follows:



DISINTERESTED TRUSTEES
-------------------------------------------------------------------------------------------------------------

                                                  Term of                                       Number of
                                                  Office                                        Funds/Portfolios
                                  Position(s)   and length        Principal Occupation(s)       overseen by
                                     held         of time              or Employment            Trustee in
Name, Address & Age                With IDEX      served            in the past 5 years         Fund Complex
-------------------------------------------------------------------------------------------------------------
Peter R. Brown                   Vice Chairman  1986 -       Chairman of the Board, Peter       All IDEX
1180 6th Street East                            present      Brown Construction Company         funds  (31)
Treasure Island,                                             (construction contractors and
Florida  33708                                               engineers), Largo, Florida         All AEGON/
(DOB 5/10/28)                                                (1963-2000); Vice Chairman,        Transamerica
                                                             AEGON/Transamerica Series Fund,    Series Fund
                                                             Inc., Rear Admiral (Ret.) U.S.     ("ATSF")
                                                             Navy Reserve, Civil Engineer       portfolios
                                                             Corps.                             (34)
-------------------------------------------------------------------------------------------------------------
Charles C. Harris                Trustee        1994 -       Director, AEGON/Transamerica       All IDEX
35 Winston Drive                                present      Series Fund, Inc.                  funds (31)
Clearwater,                                                  (1986-present); former Trustee
Florida  33756                                               of IDEX Fund, IDEX II Series       All ATSF
(DOB 7/15/30)                                                Fund and IDEX Fund 3.              Portfolios
                                                                                                (34)
-------------------------------------------------------------------------------------------------------------
Russell A. Kimball, Jr.          Nominee        Current      Director, AEGON/Transamerica       All of IDEX
1160 Gulf Boulevard                             Nominee      Series Fund, Inc.                  Funds (31)
Clearwater Beach,                                            (1986-present); General Manager,
Florida  34630                                               Sheraton Sand Key Resort (resort   All ATSF
(DOB 8/17/44)                                                hotel), Clearwater, Florida        Portfolios
                                                             (1975-present)                     (34)
-------------------------------------------------------------------------------------------------------------
Jack E. Zimmerman**              Trustee        1986 -       Director (December,                All IDEX
507 Saint Michael Circle                        present      1987-present), Western Reserve     funds (31)
Kettering,                                                   Life Assurance Co. of Ohio;
Ohio  45429                                                  currently retired; formerly,
(DOB 2/3/28)                                                 Director, Regional Marketing of
                                                             Marietta
                                                             Corporation
                                                             (aerospace
                                                             industry) and
                                                             Director of
                                                             Strategic Planning
                                                             of Martin Marietta
                                                             Baltimore
                                                             Aerospace.
-------------------------------------------------------------------------------------------------------------
William W. Short, Jr.            Trustee        1986 -       Director, AEGON/Transamerica       All IDEX
12420 73rd Court                                present      Series Fund, Inc.                  funds (31)
Largo,                                                       (2000-present); President and
Florida 33773                                                majority shareholder of Short's,   All ATSF
(DOB 2/25/36)                                                Inc. (men's retail apparel);       Portfolios
                                                             Chairman of Southern Apparel       (34)
                                                             Corporation, S.A.C. Apparel
                                                             Corporation and S.A.C.
                                                             Distributors (nationwide
                                                             wholesale apparel distributors),
                                                             Largo, Florida.
-------------------------------------------------------------------------------------------------------------
Daniel Calabria                  Trustee        1996-present Director, AEGON/Transamerica        All IDEX
7068 S. Shore Drive So.,                                     Series Fund, Inc.                  funds (31)
South Pasadena,                                              (2001-present); Trustee
Florida  33707                                               (1993-present) and President       All ATSF
(DOB 3/5/36)                                                 (1993-1995) of the Florida Tax     Portfolios
                                                             Free Funds (mutual funds);         (34)
                                                             President and Director (1995) of
                                                             Sun Chiropractic Clinics, Inc.,
                                                             Executive Vice President
                                                             (1993-1995), William R. Hough &
                                                             Co. (investment adviser,
                                                             municipal bond and underwriting
                                                             firm).
-------------------------------------------------------------------------------------------------------------
Janice B. Case                   Nominee        Current      Director, AEGON/Transamerica       All IDEX
205 Palm Island NW                              Nominee      Series Fund, Inc.                  funds (31)
Clearwater, Florida 33767                                    (2001-present); Senior Vice
(DOB 9/27/52)                                                President (1996-2000), Vice        All ATSF
                                                             President (1990-1996), Director    Portfolios
                                                             of Customer Service & Marketing    (34)
                                                             (1987-1990), Florida Power
                                                             Corporation, St. Petersburg,
                                                             Florida
-------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEES

-------------------------------------------------------------------------------------------------------------

                                                  Term of                                       Number of
                                                  Office                                        Funds/Portfolios
                                  Position(s)   and length        Principal Occupation(s)       overseen by
                                     held         of time              or Employment            Trustee in
Name, Address & Age                With IDEX      served            in the past 5 years         Fund Complex
-------------------------------------------------------------------------------------------------------------
John R. Kenney(1)                Chairman       1996-present Chairman of the Board, Director    All IDEX
P. O. Box 5068                                               and Co-CEO of Great Companies,     funds (31)
Clearwater,                                                  L.L.C.; Chairman of the Board of
Florida  33758                                               Directors, Western Reserve Life    All ATSF
(DOB 2/8/38)                                                 Assurance Co. of Ohio; Chairman    Portfolios
                                                             of the Board of Directors          (34)
                                                             (September, 1996-December,
                                                             2001), President (September,
                                                             1997-December, 2001);
                                                             AEGON/Transamerica Fund
                                                             Advisers, Inc. (investment
                                                             adviser), St. Petersburg,
                                                             Florida; Chairman of the Board
                                                             of Directors (September
                                                             1996-present),
                                                             AEGON/Transamerica Fund
                                                             Services, Inc., St. Petersburg,
                                                             Florida; Director (December,
                                                             1990-present); IDEX Management,
                                                             Inc., (investment adviser), St.
                                                             Petersburg, Florida; Trustee and
                                                             Chairman (September
                                                             1996-present),
                                                             AEGON/Transamerica Series Fund,
                                                             Inc. (investment company), St.
                                                             Petersburg, Florida.
-------------------------------------------------------------------------------------------------------------

Patrick S. Baird (1)             President,     1999-present Executive Vice President, Chief    All IDEX
4333 Edgewood Road NE            Trustee                     Operating Officer (February,       funds (31)
Cedar Rapids,                                                1996-present), AEGON USA;
Iowa 52499                                                   President and Director,            All ATSF
(DOB 1/19/54)                                                AEGON/Transamerica Series Fund,    Portfolios
                                                             Inc.                               (34)
-------------------------------------------------------------------------------------------------------------

OFFICERS:

-------------------------------------------------------------------------------------------------------------

                                                  Term of                                       Number of
                                                  Office                                        Funds/Portfolios
                                  Position(s)   and length        Principal Occupation(s)       overseen by
                                     held         of time              or Employment            Trustee in
      Name, Address & Age          With IDEX      served            in the past 5 years         Fund Complex
-------------------------------------------------------------------------------------------------------------
      David Bullock(1)(2)          Executive      1998 -           (information to come)        N/A
         (DOB 4/25/56)               Vice         present
                                   President
-------------------------------------------------------------------------------------------------------------
     John K. Carter, Esq.            Vice                          (information to come)        N/A
         (DOB 4/24/61)            President,
                                    Senior
                                  Counsel and
                                   Secretary
-------------------------------------------------------------------------------------------------------------
    Christopher G. Roetzer                                         (information to come)        N/A
         (DOB 1/11/63)
-------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
NAME OF TRUSTEE                       Dollar Range of Equity              Aggregate Dollar Range of Equity
                                      Securities in the Fund              Securities in All Registered
                                                                          Investment Companies Overseen by
                                                                          Trustee in Family of Investment
                                                                          Companies
-------------------------------------------------------------------------------------------------------------
INFORMATION TO COME
-------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
NAME OF TRUSTEE     Name of Owners    Company           Title of Class    Value of          Percent of Class
                    and                                                   Securities
                    Relationships
                    to
                    Trustee
-------------------------------------------------------------------------------------------------------------
Information to
come

-------------------------------------------------------------------------------------------------------------

                                     Position(s)       Principal Occupation(s)
Name, Address and Age             held with the Fund   During the past 5 years
-------------------------------------------------------------------------------
James L. Churchill                    Trustee          Currently retired
(DOB 05/07/30)                                         (1990 - present).
15 Hawthorne Road
Bluffington, South Carolina
29910-4901

(1) The principal business address is P.O. Box 9015 , Clearwater, Florida
    33758-9015.
(2) Interested Person, as defined in the 1940 Act, and affiliated person of Investment Adviser.


The Fund pays no salaries or compensation to any of its officers, all of whom are officers or employees of either ISI, ATFA or their affiliates. Disinterested Trustees (i.e., Trustees who are not affiliated with ISI, ATFA or any of the sub-advisers) receive for each regular Board meeting: (a) a total annual retainer fee of $20,000 from the funds, of which the funds pay a pro rata share allocable to each fund based on the relative assets of the fund; plus (b)
$4,000 and incidental expenses per meeting attended. Three of the Disinterested Trustees have been elected to serve on the Fund's Audit Committee, which meets twice annually. Each Audit Committee member receives a total of $2,500 per Audit Committee meeting attended in addition to the regular meetings attended. In the case of a Special Board Meeting, each of the Disinterested Trustees receives a fee of $2,500 plus incidental expenses per special meeting attended, in addition to the regular meetings attended. Any fees and expenses paid to Trustees who are affiliates of ATFA or ISI are paid by ATFA and/or ISI and not by the funds.

Commencing on January 1, 1996, a non-qualified deferred compensation plan (the "Plan") became available to Trustees who are not interested persons of the Fund. Under the Plan, compensation may be deferred that would otherwise be payable by the Fund and/or AEGON/Transamerica Series Fund, Inc., to a Disinterested Trustee or Director on a current basis for services rendered as Trustee or Director. Deferred compensation amounts will accumulate based on the value of Class A shares of a fund (without imposition of sales charge), as elected by the Trustee. It is not anticipated that the Plan will have any impact on the funds.

The following table provides compensation amounts paid to Disinterested Trustees of the Fund for the fiscal year ended October 31, 2000.

                               COMPENSATION TABLE


                                        Aggregate           Pension Or Retirement      Total Compensation Paid to
                                    Compensation From    Benefits Accrued As Part of       Trustees from Fund
Name of Person, Position           IDEX Mutual Funds *          Fund Expenses                  Complex**
--------------------------------- --------------------- ----------------------------- ---------------------------
 Peter R. Brown, Trustee                $                      $28,750                       $
                                        --------                                             -----------
 Daniel Calabria, Trustee               $                      $ 6,375                       $
                                        --------                                             -----------
 James L. Churchill, Trustee            $                      $16,400                       $
                                        --------                                             -----------
 Charles C. Harris, Trustee             $                      $     0                       $
                                        --------                                             -----------
 William W. Short, Jr., Trustee         $                      $22,750                       $
                                        --------                                             -----------
 Jack E. Zimmerman, Trustee             $ 25,500               $ 5,500                       $
                                        --------               -------                       -----------
 Total                                  $                      $                             $
                                        --------               -------                       -----------

--------------
 * Of this aggregate compensation, the total amounts deferred (including earnings) and accrued for the benefit of the participating Trustees for the
   year ended October 31, 2000 were as follows: Peter R. Brown, $       Daniel
   Calabria, $     ; William W. Short, Jr., $    ; and Jack E. Zimmerman, $

 ** The Fund Complex consists of IDEX Mutual Funds and AEGON Transamerica
    Series Fund, Inc.

*** Effective March 27, 2001, Mr. Churchill became a Trustee Emeritus.

The Board of Trustees has adopted a policy whereby any Disinterested Trustee of the Fund in office on September 1, 1990 who has served at least three years as a trustee may, subject to certain limitations, elect upon his resignation to serve as a trustee emeritus for a period of two years. A trustee emeritus has no authority, power or responsibility with respect to any matter of the Fund. While serving as such, a trustee emeritus is entitled to receive from the Fund an annual fee equal to one-half the fee then payable per annum to Disinterested Trustees of the Fund, plus reimbursement of expenses incurred for attendance at Board meetings.

The Fund has an Executive Committee whose members currently are John R. Kenney, Pat Baird and Peter R. Brown. The Executive Committee may perform all of the functions which may be performed by the Board of Trustees, except as set forth in the Declaration of Trust and By-Laws of the Fund or as prohibited by applicable law.


During the fiscal year ended October 31, 2000, the Fund paid $              in
trustees fees and expenses, and no trustee emeritus fees or expenses. As of January 30, 2000, the trustees and officers held in the aggregate less than 1% of the outstanding shares of each of the funds.

                              PURCHASE OF SHARES

As stated in the prospectus, the fund offers investors a choice of four classes of shares. Class A, Class B, Class C or Class M shares of the fund can be purchased through ISI or through broke r-dealers or other financial institutions that have sales agreements with ISI. Shares of the fund are sold at the net asset value per share as determined at the close of the regular session of business on the New York Stock Exchange next occurring after a purchase order is received and accepted by the fund. (The applicable sales charge is added in the case of Class A and Class M shares.) The prospectus contains detailed information about the purchase of fund shares.

                              DEALER REALLOWANCES

IDEX sells shares of its funds both directly and through authorized dealers. When you buy shares, your fund receives the entire NAV of the shares you purchase. ISI keeps the sales charge, then "reallows" a portion to the dealers through which shares were purchased. This is how dealers are compensated.


From time to time, ISI will create special promotions in which dealers earn larger reallowances in return for selling significant amounts of shares or for certain training services. Sometimes, these dealers may earn virtually the entire sales charge; at those times, they may be deemed underwriters as described in the 1933 Act.

Promotions may also involve non-cash incentives such as prizes or merchandise. Non-cash compensation may also be in the form of attendance at seminars conducted by ISI, including lodging and travel expenses, in accordance with the rules of the NASD.


Reallowances may also be given to financial institutions to compensate them for their services in connection with Class A share sales and servicing of shareholder accounts.


ISI may also pay dealers or financial institutions from its own funds or administrative services for larger accounts.

                       Class A Share Dealer Reallowances



                                            Reallowance to Dealers as a %
Amount of Purchase                                of Offering Price
----------------------------------------   ------------------------------
Under $50 Thousand                                                 4.75%
$50 Thousand to under $100 Thousand                                4.00%
$100 Thousand to under $250 Thousand                               2.75%
$250 Thousand to under $500 Thousand                               2.25%
$500 Thousand to under $1 Million                                  1.75%
For purchases of $1 Million and above:
$1 Million to under $5 Million                                     1.00%
$5 Million to under $50 Million                          Plus  0.50%
$50 Million and above                                    Plus  0.25%

                       Class B Share Dealer Reallowances


                     Reallowance to Dealers as a %
                           of Offering Price
                  ----------------------------------
All purchases             5.00%*
                  * From time to time, ISI may
                  reallow to a dealer an amount
                  less than 5% on sales of Class B
                  shares. In such circumstances,
                  ISI will benefit directly to the
                  extent the reallowance percentage
                  is reduced below 5% on any
                  purchase of Class B shares.

                       Class M Share Dealer Reallowances



                        Reallowance to Dealers as a %
Amount of Purchase            of Offering Price
--------------------   ------------------------------
All purchases                                  2.00%

                               DISTRIBUTION PLANS

As stated in the prospectus under "Investment Advisory and Other Services," each fund has adopted a separate Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (individually, a "Plan" and collectively, the "Plans"), applicable to Class A, Class B, Class C and Class M shares of the fund. This Plan is structured as a Compensation Plan.


In determining whether to approve the Distribution Plan and the Distribution Agreements, the Trustees considered the possible advantages afforded shareholders from adopting the Distribution Plans and Distribution Agreements. The Trustees were informed by representatives of ISI that reimbursements of distribution-related expenses by the Fund under the Distribution Plans would provide incentives to ISI to establish and maintain an enhanced distribution system whereby new investors will be attracted to the funds. The Trustees believe that improvements in distribution services should result in increased sales of shares in the funds. In turn, increased sales are expected to lead to an increase in a fund's net asset levels, which would enable the funds to achieve economies of scale and lower their per-share operating expenses. In addition, higher net asset levels could enhance the investment management of the funds, for net inflows of cash from new sales may enable a fund's investment adviser and sub-adviser to take advantage of attractive investment opportunities. Finally, reduced redemptions could eliminate the potential need to liquidate attractive securities positions in order to raise the capital necessary to meet redemption requests.


Under the Plans for Class A shares (the "Class A Plans"), a fund may pay ISI an annual distribution fee of up to 0.35% and an annual service fee of up to 0.25% of the average daily net assets of a fund's Class A shares; however, to the extent that a fund pays service fees, the amount which a fund may pay as a distribution fee is reduced accordingly so that the total fees payable under the Class A Plan may not exceed on an annualized basis 0.35% of the average daily net assets of a fund's
Class A shares.


Under the Plans for Class B shares (the "Class B Plans"), a fund may pay ISI an annual distribution fee of up to 0.75% and an annual service fee of up to 0.25% of the average daily net assets of the fund's Class B shares.


Under the Plans for Class C shares (the "Class C Plans"), a fund may pay ISI an annual distribution fee of up to 0.75% and an annual service fee of up to 0.25% of the average daily net assets of the fund's Class C shares.


Under the Plans for Class M shares (the "Class M Plans"), a fund may pay ISI an annual distribution fee of up to 0.75% and an annual service fee of up to 0.25% of the average daily net assets of the fund's Class M shares; however, the total fee payable pursuant to the Class M Plan may not, on an annualized basis, exceed 0.90% of the average daily net assets of the fund's Class M shares.


ISI may use the fees payable under the Class A, Class B, Class C and Class M Plans as it deems appropriate to pay for activities or expenses primarily intended to result in the sale of the Class A, Class B, Class C or Class M shares, respectively, or in personal service to and/or maintenance of these shareholder accounts. For each class, these activities and expenses may include, but are not limited to:


      Compensation to employees of ISI;


      Compensation to and expenses of ISI and other
       selected dealers who engage in or otherwise support the distribution of shares or who service shareholder accounts;


      The costs of printing and distributing prospectuses,
       statements of additional information and reports for other than existing shareholders; and


      The cost of preparing, printing and distributing sales literature and advertising materials.


Under the Plans, as required by Rule 12b-1, the Board of Trustees will review, at least quarterly, a written report provided by ISI of the amounts expended by ISI in distributing and servicing Class A, Class B, Class C or Class M shares of the funds and the purpose for which such expenditures were made. For so long as the Plans are in effect, selection and nomination of the Trustees who are not interested persons of the Fund shall be committed to the discretion of the Trustees who are not interested persons of the Fund.


A Plan may be terminated as to a class of shares of a fund at any time by vote of a majority of the Disinterested Trustees, or by vote of a majority of the outstanding voting securities of the applicable class. A Plan may be amended by vote of the Trustees, including a majority of the Disinterested Trustees of the Fund and have no direct or indirect financial interest in the operation of the Plan or any agreement relating thereto, cast in person at a meeting called for that purpose. Any amendment of a Plan that would materially increase the costs to a particular class of shares of a fund requires approval by the shareholders of that class. A Plan will remain in effect for successive one year periods, so long as such continuance is approved annually by vote of the Fund's Trustees, including a majority of the Disinterested Trustees, cast in person at a meeting called for the purpose of voting on such continuance.

                               DISTRIBUTION FEES

Expenses are not listed for IDEX Transamerica Value Balanced as it has not commenced operations.

                         NET ASSET VALUE DETERMINATION

Net asset value is determined separately for each class of shares of a fund on each day as of the close of the regular session of business on the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. Eastern Time, Monday through Friday, except on: (i) days on which changes in the value of portfolio securities will not materially affect the net asset value of a particular class of shares of the funds; (ii) days during which no shares of a fund are tendered for redemption and no orders to purchase shares of that fund are received; or
(iii) customary national holidays on which the Exchange is closed. The per share net asset value of each class of shares of a fund is determined by adding the fund's total assets, subtracting liabilities and dividing by the number of shares outstanding. The public offering price of a Class A, Class B, Class C or Class M share of a fund is the net asset value per share plus, the applicable sales charge in the case of Class A or Class M shares. Investment securities are valued at the closing price for securities traded on a principal securities exchange (U.S. or foreign), or on the NASDAQ National Market. Investment securities traded on the over-the-counter market and listed securities for which no sales are reported for the trading period immediately preceding the time of determination are valued at the last bid price. Foreign currency denominated assets and liabilities are converted into U.S. dollars at the closing exchange rate each day. Other securities for which quotations are not readily available are valued at fair values determined in such manner as a fund's sub-adviser, under the supervision of the Board of Trustees, decides in good faith.

                       DIVIDENDS AND OTHER DISTRIBUTIONS

An investor may choose among several options with respect to dividends and capital gains distributions payable to the investor. Dividends or other distributions will be paid in full and fractional shares at the net asset value determined as of the ex-dividend date unless the shareholder has elected another distribution option as described in the prospectus. Transaction confirmations and checks for payments designated to be made in cash generally will be mailed on the payable date. The per share income dividends on Class B, Class C and Class M shares of a fund are anticipated to be lower than the per share income dividends on Class A shares of that fund as a result of higher distribution and service fees applicable to the Class B, Class C and Class M shares.

                              SHAREHOLDER ACCOUNTS

Detailed information about general procedures for Shareholder Accounts and specific types of accounts isset forth in the prospectus.


                                RETIREMENT PLANS

The Fund offers several types of retirement plans that an investor may establish to invest in shares of a fund with tax deductible dollars. Prototype retirement plans for both corporations and self-employed individuals, and for Individual Retirement Accounts, Code Section 401(k) Plans and Simplified Employee Pension Plans are available by calling or writing IDEX Customer Service. These plans require the completion of separate applications which are also available from IDEX Customer Service. State Street Bank & Trust, Kansas City, Missouri, acts as the custodian or trustee under these plans for which it charges an annual fee of up to $15.00 on each such account with a maximum of $30.00 per tax identification number. However, if your retirement plan is under custody of State Street and your combined retirement account balances per taxpayer identification number are more than $50,000, there is generally no fee. Shares of a fund are also available for investment by Code Section 403(b)(7) retirement plans for employees of charities, schools, and other qualifying employers. To receive additional information or forms on these plans, please call IDEX Customer Service at 1-888-233-4339 (toll free) or write to Idex Investor Services, Inc. at P.O. Box 9015, Clearwater, Florida 33758-9015. No contribution to a retirement plan can be made until the appropriate forms to establish the plan have been completed. It is advisable for an investor considering the funding of any retirement plan to consult with an attorney, retirement plan consultant or financial or tax advisor with respect to the requirements of such plans and the tax aspects thereof.

                             REDEMPTION OF SHARES

Shareholders may redeem their shares at any time at any price equal to the net asset value per share next determined following receipt of a valid redemption order by the transfer agent, in proper form. Payment will ordinarily be made within three days of the receipt of a valid redemption order. The value of shares on redemption may be more or less than the shareholder's cost, depending upon the market value of the fund's net assets at the time of redemption. Class B share and Class M share and certain Class A share purchases are also subject to a contingent deferred sales charge upon certain redemptions. The prospectus describes the requirements and procedures for the redemption of shares.


Shares will normally be redeemed for cash, although each fund retains the right to redeem its shares in kind under unusual circumstances in order to protect the interests of the remaining shareholders by the delivery of securities selected from its assets at its discretion. The Fund has, however, elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which a fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Net Asset Value Determination," and such valuation will be made as of the same time the redemption price is determined. Upon any distributions in kind, shareholders may appeal the valuation of such securities by writing to the Fund.


Redemption of shares may be suspended, or the date of payment may be postponed, whenever: (1) trading on the Exchange is restricted, as determined by the SEC, or the Exchange is closed except for holidays and weekends; (2) the SEC permits such suspension and so orders; or (3) an emergency exists as determined by the SEC so that disposal of securities and determination of net asset value is not reasonably practicable.


The CDSC is waived on redemptions of Class B and Class M shares (and Class A, and C, when applicable) in the circumstances described below:


(a) Redemption upon Total Disability or Death


A fund will waive the CDSC on redemptions following the death or total disability (as evidenced by a determination of the Federal Social Security Administration) of a shareholder, but in the case of total disability only as to shares owned at the time of the initial determination of disability. The transfer agent or distributor will require satisfactory proof of death or disability before it determines to waive the CDSC.


(b) Redemption Pursuant to a Fund's Systematic Withdrawal Plan

A shareholder may elect to participate in a systematic withdrawal plan ("SWP") with respect to the shareholder's investment in a fund. Under the SWP, a dollar amount of a participating shareholder's investment in the fund will be redeemed systematically by the fund on a periodic basis, and the proceeds paid in accordance with the shareholder's instructions. The amount to be redeemed and frequency of the systematic withdrawals will be specified by the shareholder upon his or her election to participate in the SWP. The CDSC will be waived on redemptions made under the SWP subject to the limitations described below.

The amount of a shareholder's investment in a fund at the time election to participate in the SWP is made with respect to the fund is hereinafter referred to as the "Initial Account Balance." The amount to be systematically withdrawn from a fund without the imposition of a CDSC may not exceed a maximum of 12% annually of the shareholder's Initial Account Balance. The funds reserves the right to change the terms and conditions of the SWP and the ability to offer the SWP.


Please Note: The amount redeemed under this waiver does not need to be under a systematic withdrawal plan. If it is not under a systematic withdrawal plan, it is limited to one redemption per calendar year up to 12% of your account balance at the time of redemption.

(c) Reinvestment Privilege

The CDSC is also waived on redemption of shares as it relates to the reinvestment of redemption proceeds in the same class of shares of another fund within 90 days after redemption.


(d) Certain Retirement Plan Withdrawals


For accounts opened prior to April 1, 2000, on withdrawals from IRS qualified and nonqualified retirement plans, individual retirement accounts, tax-sheltered accounts, and deferred compensation plans, where such withdrawals are permitted under the terms of the plan or account. (This waiver does not include transfer of asset redemptions, broker directed accounts or omnibus accounts.)

                                     TAXES

Each fund expects to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for that treatment, a fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income ("Distribution Requirement") and must meet several additional requirements. With respect to each fund, these requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of a fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that, with respect to any one issuer, do not exceed 5% of the value of the fund's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of a fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If each fund qualifies as a regulated investment company and distributes to its shareholders substantially all of its net income and net capital gains, then each fund should have little or no income taxable to it under the Code. If a fund fails to qualify as a regulated investment company, the fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to its shareholders will constitute ordinary dividend income to the extent of the fund's available earnings and profits.


A fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gains net income for the one-year period ending on October 31 of that year, plus certain other amounts. Each fund intends to distribute annually a sufficient amount of any taxable income and capital gains so as to avoid liability for this excise tax.

Dividends and interest received by a fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. However, tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes. In addition, most foreign countries do not impose taxes on capital gains in respect of investments by foreign investors and most U.S. Tax conventions preclude the imposition of such taxes.

Each fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive; or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of that stock (collectively, "PFIC income"), plus interest thereon, even if the fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. If a fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then in lieu of the foregoing tax and interest obligation, the fund will be required to include in income each year its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss). This will occur even if such income and gains are not distributed to the fund and those amounts would be subject to the Distribution Requirement described above. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.


In addition, another election may be available that would involve marking to market a fund's PFIC stock at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized although any such gains recognized will be ordinary income rather than capital gain. If this election were made, tax at the fund level under the excess distribution rules would be eliminated, but a fund could, in limited circumstances, incur nondeductible interest charges. A fund's intention to qualify annually as a regulated investment company may limit a fund's election with respect to PFIC stock.

The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by a fund. In order to comply with the diversification and other requirements applicable to RICs, a fund may not be able to buy or sell certain securities at certain times, so the investments utilized (and the time at which such investments are purchased and sold) may be different from what the fund might otherwise believe to be desirable. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations), and income from transactions in options, futures and forward contracts derived by a fund with respect to its business of investing in securities or foreign currencies, generally will qualify as permissible income under the Income Requirement.

The treatment of income dividends and capital gains distributions by a fund to shareholders under the various state income tax laws may not parallel that under the federal law. Qualification as a regulated investment company does not involve supervision of a fund's management or of its investment policies and practices by any governmental authority.


Shareholders are urged to consult their own tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

                                 MISCELLANEOUS

ORGANIZATION

Each fund is a series of the IDEX Mutual Funds, a Massachusetts business trust that was formed by a Declaration of Trust dated January 7, 1986. The Trust currently is governed by a Restatement of Declaration of Trust ("Declaration of Trust") dated as of August 30, 1991.


SHARES OF BENEFICIAL INTEREST


The Declaration of Trust permits the Fund to issue an unlimited number of shares of beneficial interest. Shares of the Fund are fully paid and nonassessable when issued. Shares of the Fund have no preemptive, cumulative voting, conversion or subscription rights. Shares of the Fund are fully transferable but the Fund is not bound to recognize any transfer until it is recorded on the books.


The shares of beneficial interest of each fund are divided into four classes, Class A, Class B, Class C and Class M shares. Each class represents interests in the same assets of the fund and differ as follows: each class of shares has exclusive voting rights on matters pertaining to its plan of distribution or any other matter appropriately limited to that class; Class A shares are subject to an initial sales charge and are subject to a CDSC on purchases of $1 million or more if redeemed within 24 months of purchase; Class B shares are subject to a CDSC, or back-end load, at a declining rate; Class C shares are not subject to an initial sales charge or CDSC; Class M shares are subject to an initial sales charge and are subject to a CDSC if redeemed within 18 months of purchase; Class B, Class C and Class M shares are subject to higher ongoing distribution and service fees; each class may bear differing amounts of certain class-specific expenses; and each class has a separate exchange privilege. The Fund does not anticipate that there will be any conflicts between the interests of holders of the different classes of shares of the same fund by virtue of these classes. On an ongoing basis, the Board of Trustees will consider whether any such conflict exists and, if so, take appropriate action. On any matter submitted to a vote of shareholders of a series or class, each full issued and outstanding share of that series or class has one vote.


The Declaration of Trust provides that each of the Trustees will continue in office until the termination of the Trust or his earlier death, resignation, bankruptcy or removal. A meeting will be called for the election of trustees upon the written request of holders of 10% or more of the outstanding shares of the Fund. Vacancies may be filled by a majority of the remaining trustees, subject to certain limitations imposed by the 1940 Act. Therefore, it is not anticipated that annual or regular meetings of shareholders normally will be held, unless otherwise required by the Declaration of Trust or the 1940 Act. Subject to the foregoing, shareholders have the power to vote for the election and removal of trustees, to terminate or reorganize the Fund, to amend the Declaration of Trust, on whether to bring certain derivative actions and on any other matters on which a shareholder vote is required by the 1940 Act, the Declaration of Trust, the Fund's bylaws or the Trustees.


LEGAL COUNSEL AND INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS


Sutherland Asbill & Brennan LLP, 1275 Pennsylvania Avenue, N.W., Washington, D.C. 20004, serves as counsel to the Fund and certain of its affiliates. PricewaterhouseCoopers LLP, 101 E. Kennedy Blvd., Suite 1500 Tampa, Florida 33602-9919 serves as independent certified public accountants for the Fund.

REGISTRATION STATEMENT


This SAI and the prospectus for the Fund does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Fund has filed with the SEC, Washington, D.C. under the 1933 Act and the 1940 Act, to which reference is hereby made.

                            PERFORMANCE INFORMATION

Quotations of average annual total return for a particular class of shares of a fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the fund over periods of 1, 5, and 10 years. These are the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula:


                                P(1 + T)n = ERV


(where P = a hypothetical initial investment of $1,000; T = the average annual total return; N = the number of years; and ERV = the ending redeemable value of a hypothetical $1,000 investment made at the beginning of the period). All average annual total return figures reflect the deduction of a proportionate share of each fund's expenses on an annual basis, and assume that the maximum sales load (Class A and Class M shares) is deducted from the initial $1,000 investment and all dividends and distributions are paid in additional shares. The yield is computed by dividing the fund's investment income per share earned during a particular 30-day base period (including dividends, if any and interest earned, minus expenses excluding reductions for affiliated brokerage and custody earnings credits accrued during the period) by the maximum offering price per share on the last day of the base period and then annualizing the result.


From time to time in advertisements or sales material, a fund may present and discuss its performance rankings and/or ratings or other information as published by recognized mutual fund statistical services or by publications of general interest such as Wall Street Journal, Boston Globe, New York Times, Los Angeles Times, Christian Science Monitor, USA Today, Tampa Tribune, St. Petersburg Times, Financial Times, Hartford Current, International Herald Tribune, Investor's Business Daily, Boston Herald, Washington Post, Kiplinger's Washington Letter, Kiplinger's Tax Report, Kiplinger's Personal Finance Magazine, Barron's, Business Week, Financial Services Week, National Underwriter, Time, Newsweek, Pensions & Investments, U.S. News and World Report, Morningstar Mutual Fund Values, Economist, Bank Letter, Boston Business Journal, Research Recommendations, Facs of the Week, Money, Modern Maturity, Forbes, Fortune, Financial Planner, American Banker, U.S. Banker, ABA Banking Journal, Institutional Investor (U.S./Europe), Registered Representative, Independent Agent, American Demographics, Trusts & Estates, Credit Union Management, Personal Investor, New England Business, Business Month, Gentlemen's Quarterly, Employee Research Report, Employee Benefit Plan Review, ICI Mutual Fund News, Succeed, Johnson Charts, Weisenberger Investment Companies Service, Mutual Fund Quarterly, Financial World Magazine, Consumer Reports, Babson-United Mutual Fund Selector and Mutual Fund Encyclopedia (Dearborn Financial Publishing). A fund may also advertise non-standardized performance information which is for a period in addition to those required to be presented, or which provides actual year-by-year return, or any combination thereof, or both. For Class A and Class M shares, non-standardized performance may also be that which does not reflect deduction of the maximum sales charge applicable to Class A and Class M shares or the contingent deferred sales charge applicable to Class B and under certain circumstances Class A and Class M shares. In addition, a fund may, as appropriate, compare its performance to that of other types of investments such as certificates of deposit, savings accounts and U.S. Treasuries, or to certain interest rate and inflation indices, such as the Consumer Price Index. A fund may also advertise various methods of investing including, among others, dollar cost averaging, and may use compounding illustrations to show the results of such investment methods.

                              FINANCIAL STATEMENTS


Financial statements are not included as the funds have not commenced operations as of the date of this SAI.

                                  APPENDIX A

I. OBLIGATIONS IN WHICH EACH FUND MAY INVEST
     (UNLESS OTHERWISE NOTED)


The funds may invest in the following obligations for temporary defensive purposes or as otherwise described in the prospectus.


A. U.S. Government Obligations


As described in the prospectus, a fund may invest in some or all of the following types of direct obligations of the federal government, issued by the Department of the Treasury, and backed by the full faith and credit of the federal government.


Treasury Bills. Treasury bills are issued with maturities of up to one year. They are issued in bearer form, are sold on a discount basis and are payable at par value at maturity.


Treasury Notes. Treasury notes are longer-term interest bearing obligations with original maturities of one to seven years.


Treasury Bonds. Treasury bonds are longer-term interest bearing obligations with original maturities from 5 to 30 years.


B. Obligations of Federal Agencies, Instrumentalities and Authorities


Certain federal agencies have been established as instrumentalities of the United States government to supervise and finance certain types of activities. These agencies include, but are not limited to, the Banks for Cooperatives, Federal Land Banks, Federal Intermediate Credit Banks, Federal Home Loan Banks ("FHLB"), Federal National Mortgage Association ("FNMA"), Government National Mortgage Association ("GNMA"), Export-Import Bank of the United States, and Tennessee Valley Authority ("TVA"). Issues of these agencies, while not direct obligations of the United States government, are either backed by the full faith and credit of the United States (e.g., GNMA Certificates or certain TVA bonds) or are guaranteed by the Treasury (e.g., certain other TVA bonds) or supported by the issuing agencies' right to borrow from the Treasury (e.g., FHLB and FNMA bonds). There can be no assurance that the United States government itself will pay interest and principal on securities as to which it is not legally obligated to do so.


C. Certificates of Deposit and Time Deposits


A time deposit is a non-negotiable interest-bearing deposit with a bank which generally cannot be withdrawn prior to a specified maturity date without substantial interest penalties. A certificate of deposit ("CD") is a negotiable instrument issued by a bank against a time deposit. CDs normally can be traded in the secondary market prior to maturity, and are thus more liquid than other forms of time deposits. The funds will only invest in U.S. dollar denominated time deposits and CDs representing deposits in U.S. banks with assets of $1 billion or more, whose deposits are insured by the Federal Deposit Insurance Corporation.


D. Commercial Paper


Commercial paper refers to short-term unsecured promissory notes issued by commercial and industrial corporations to finance their current operations. Commercial paper may be issued at a discount and redeemed at par, or issued at par with interest added at maturity. The interest or discount rate depends on general interest rates, the credit standing of the issuer, and the maturity of the note, and generally moves in tandem with rates on large CDs and Treasury bills. An established secondary market exists for commercial paper, particularly that of stronger issuers which are rated by Moody's Investors Service, Inc. and Standard and Poor's Ratings Group. Investments in commercial paper are subject to the risks that general interest rates will rise, that the credit standing and outside rating of the issuer will fall, or that the secondary market in the issuer's notes will become too limited to permit their liquidation at a reasonable price.


E. Bankers' Acceptances


A bankers' acceptance is a negotiable short-term draft, generally arising from a bank customer's commercial transaction with another party, with payment due for the transaction on the maturity date of the customer's draft. The draft becomes a bankers' acceptance when the bank, upon fulfillment of the obligations of the third party, accepts the draft for later payment at maturity, thus adding the bank's guarantee of payment to its customer's own obligation. In effect, a bankers' acceptance is a post-dated certified check payable to its bearer at maturity. Such acceptances are highly liquid, but are subject to the risk that both the customer and the accepting bank will be unable to pay at maturity. A fund may invest in U.S. dollar denominated bankers' acceptances issued by U.S. banks, their foreign branches, and by U.S. branches of foreign banks.


F. Repurchase Agreements for U.S. Government Securities


Subject to its investment restrictions, a fund may enter into repurchase agreements with banks and dealers for securities of or guaranteed by the U.S. government, under which the fund purchases securities and agrees to resell the securities at an agreed upon time and at an agreed upon price. The difference between the amount a fund pays for the securities and the amount it receives upon resale is accrued as interest and reflected in the fund's net investment income. When a fund enters into repurchase agreements, it relies on the seller to repurchase the securities. Failure to do so may result in a loss for the fund if the market value of the securities is less than the repurchase price. Under the 1940 Act, repurchase agreements may be considered collateralized loans by a fund.


At the time a fund enters into a repurchase agreement, the value of the underlying security including accrued interest will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the underlying security including accrued interest will continue to be at least equal to the value of the repurchase agreement.


Although repurchase agreements carry certain risks not associated with direct investment in securities, a fund intends to enter into repurchase agreements only with banks and dealers in transactions which the fund's sub-adviser believes present minimal credit risks in accordance with guidelines adopted by the Trustees. To the extent that proceeds from any sales of collateral upon a default in the counterparty's obligation to repurchase were less than the repurchase price, the fund would suffer a loss. If the counterpart's petitions for bankruptcy or otherwise becomes subject to bankruptcy or liquidation proceedings, there might be restrictions on a fund's ability to sell the collateral and the fund could suffer a loss.


II. OTHER SECURITIES IN WHICH THE FUNDS MAY INVEST


A. Corporate Debt Securities


A fund may invest in corporate bonds, notes and debentures of long and short maturities and of various grades, including unrated securities. Corporate debt securities exist in great variety, differing from one another in quality, maturity, and call or other provisions. Lower grade bonds, whether rated or unrated, usually offer higher interest income, but also carry increased risk of default. Corporate bonds may be secured or unsecured, senior to or subordinated to other debt of the issuer, and, occasionally, may be guaranteed by another entity. In addition, they may carry other features, such as those described under "Convertible Securities" and "Variable or Floating Rate Securities," or have special features such as the right of the holder to shorten or lengthen the maturity of a given debt instrument, rights to purchase additional securities, rights to elect from among two or more currencies in which to receive interest or principal payments, or provisions permitting the holder to participate in earnings of the issuer or to participate in the value of some specified commodity, financial index, or other measure of value.


B. International Agency Obligations


A fund may invest in bonds, notes or Eurobonds of international agencies. Examples are securities issued by the Asian Development Bank, the European Economic Community, and the European Investment Bank. The funds may also purchase obligations of the International Bank for Reconstruction and Development which, while technically not a U.S. government agency or instrumentality, has the right to borrow from the participating countries, including the United States.


C. Bank Obligations or Savings and Loan Obligations


Subject to its investment restrictions, a fund may purchase certificates of deposit, bankers' acceptances and other debt obligations of commercial banks and certificates of deposit and other debt obligations of savings and loan associations ("S&L's"). Certificates of deposit are receipts from a bank or an S&L for funds deposited for a specified period of time at a specified rate of return. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. These instruments may be issued by institutions of any size, may be of any maturity, and may be insured or uninsured. The quality of bank or savings and loan obligations may be affected by such factors as (a) location -- the strength of the local economy will often affect financial institutions in the region, (b) asset mix -- institutions with substantial loans in a troubled industry may be weakened by those loans, and (c) amount of equity capital -- under-capitalized financial institutions are more vulnerable when loan losses are suffered. The sub-adviser will evaluate these and other factors affecting the quality of bank and savings and loan obligations purchased by a fund, but the fund is not restricted to obligations or institutions which satisfy specified quality criteria.


D. Variable or Floating Rate Securities


Subject to its investment restrictions, a fund may purchase variable rate securities that provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable and floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.


E. Preferred Stocks


Subject to a fund's investment restrictions, a fund may purchase preferred stocks. Preferred stocks are securities which represent an ownership interest in a corporation and which give the owner a prior claim over common stock on the corporation's earnings and assets. Preferred stock generally pays quarterly dividends. Preferred stocks may differ in many of their provisions. Among the features that differentiate preferred stocks from one another are the dividend rights, which may be cumulative or non-cumulative and participating or non-participating, redemption provisions, and voting rights. Such features will establish the income return and may affect the prospects for capital appreciation or risks of capital loss.


F. Convertible Securities


Subject to its investment restrictions, a fund may invest in debt securities convertible into or exchangeable for equity securities, or debt securities that carry with them the right to acquire equity securities, as evidenced by warrants attached to such securities or acquired as part of units of the securities. Such securities normally pay less current income than securities without conversion features, but add the potential opportunity for appreciation from enhanced value for the equity securities into which they are convertible, and the concomitant risk of loss from declines in those values.


G. Common Stocks


Subject to its investment restrictions, a fund may invest in common stocks. Common stocks are junior to the debt obligations and preferred stocks of an issuer. Hence, dividend payments on common stocks should be regarded as less secure than income payments on corporate debt securities.

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration of qualification under the securities law of any State.


PRELIMINARY PROSPECTUS DATED JANUARY 1, 2002
SUBJECT TO COMPLETION
IDEX Transamerica Money Market


March 1, 2002

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

NOT FDIC
INSURED
May Lose Value
No Bank Guarantee


[GRAPHIC OMITTED]
IDEX(R)
MUTUAL FUNDS

IDEX MUTUAL FUNDS

Table of Contents
All About the IDEX Funds
  IDEX Transamerica Money Market...........
Explanation of Strategies
and Risks .................................
How the IDEX Funds are
Managed and Organized .....................
Shareholder Information ...................
- Opening an Account ......................
- Share Transactions ......................
- How to Sell Shares ......................
- How to Exchange Shares ..................
- Other Account Information ...............
- Distribution and Taxes ..................
Performance Information ...................
- Performance .............................
- Yield ...................................
- Total Return ............................
- Similar Sub-Adviser Performance .........
Distribution Arrangements .................
Financial Highlights ......................
Appendix A ................................    A-1

IDEX Mutual Funds ("Fund") consists of individual funds. The fund invests in a range of securities, such as stocks and/or bonds. Please read this prospectus because it has been written to provide information and assist you in making an informed decision. If you would like additional information, please request a copy of the Statement of Additional Information (SAI) (see back cover).

In addition, we suggest you contact your financial professional or an IDEX customer service representative, who will assist you.

TO HELP YOU UNDERSTAND...

In this prospectus, you'll see symbols like the ones below. These are "icons," graphic road signs that let you know at a glance the subject of the nearby paragraphs. The icons serve as tools for your convenience as you read this prospectus.

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            The target directs you to a fund's goal or objective.


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            The chess piece indicates discussion about a fund's strategies.


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            The warning sign indicates the risks of investing in a fund.


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            The graph indicates investment performance.


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            The question mark provides additional information about the Fund or may direct you to sources for further information.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

IDEX Transamerica Money Market

[GRAPHIC OMITTED]  Objective

The investment objective of the fund is to seek to maximum current income from money market securities consistent with liquidity and preservation of capital.

[GRAPHIC OMITTED]  Principal Strategies and Policies

The fund's sub-adviser, Transamerica Investment Management, LLC ("Transamerica") seeks to achieve this objective by investing principally in:

o Short-term corporate obligations, including commercial paper, notes and bonds
o Obligations issued or guaranteed by the U.S. and foreign governments and their agencies and instrumentalities
o Obligations of U.S. and foreign banks, or their foreign branches, and U.S. savings banks
o    Repurchase agreements involving any of the securities mentioned above

Transamerica also seeks to maintain a stable net asset value of $1.00 per share by:

|_| Investing in securities which present minimal credit risk; and |_| Maintaining the average maturity of obligations held in the fund's portfolio at 90 days or less.

Bank obligations purchased for the fund are limited to U.S. or foreign banks with total assets of $1.5 billion or more. Similarly, savings association obligations purchased for the fund are limited to U.S. savings association obligations purchased for the fund are limited to U.S. savings banks with total assets of $1.5 billion or more. Foreign securities purchased for the fund must be issued by foreign governments, agencies or instrumentalities, or banks that meet the minimum $1.5 billion capital requirement. These foreign obligations must also meet the same quality requirements as U.S. obligations. The commercial paper and other short-term corporate obligations Transamerica buys for the fund are determined by the fund manager to present minimal credit risks.

[GRAPHIC OMITTED]  Principal Risks

This fund is subject to the following principal investment risks:

|_|  Interest Rates

The interest rates on short-term obligations held in the fund's portfolio will vary, rising or falling with short-term interest rates generally. The fund's yield will tend to lag behind general changes in interest rate.

The ability of the fund's yield to reflect current market rates will depend on how quickly the obligations in its portfolio mature and how much money is available for investment at current market rates.

In seeking its investment objective, Transamerica will normally invest at least 80% of net assets in convertible securities, which are often lower-quality debt securities and perform more like a stock when the underlying share price is high and more like a bond when the underlying share price is low. Transamerica may also invest the fund's assets in other types of securities, including common stock.

Transamerica may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, Transamerica relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic market conditions. Factors considered include growth potential, earnings estimates, and management.

Transamerica may lend the fund's securities to broker-dealers or other financial institutions to earn income for the fund.

Transamerica may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

The fund may also invest in other securities and investment strategies in pursuit of its investment objective, which are explained beginning on page ____ and in the SAI.

[GRAPHIC OMITTED]  Principal Risks

The fund is subject to the following principal investment risks:

|_|  Interest Rate Changes

Interest rates increases can cause the price of a debt security to decrease.

|_|  Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

You may lose money if you invest in this fund.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page ____.

|_|  Investor Profile

The fund may be appropriate for investors who seek current income and capital preservation.

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           Past Performance


Because the fund will commence operations in March 2002, no historical performance information is presented here. Performance information will be presented for the fund after it has been in operation for one complete calendar year.

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           Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
================================================================================
Shareholder fees (fees paid directly from your investment)

                                              Class of Shares
                               ---------   -------   ------   ---------------



================================================================================
Annual fund operating expenses (expenses that are deducted from fund assets)

                                                   % of average daily net assets

                                       Class of Shares
                             -------   -------   -------   ------
 Management fees
 Distribution and service
 (12b-1) fees
 Other expenses (c)
                             ----      ----      ----      ----
 Total annual fund
 operating expenses
 Expense reduction (d)
                             ----      ----      ----      ----
 Net operating expenses
--------------------------   ----      ----      ----      ----

(a) Certain purchases of Class A shares in amounts greater than $1 million are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c) Because the fund will commence operations in March 2002, the "Other expenses" are estimates.
(d) Contractual arrangement with Aegon/Transamerica Fund Advisers, Inc. through, for expenses that exceed 1.00%, excluding 12b-1 fees.
A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page .

================================================================================
Example

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:


Share Class      1 year     3 years
-------------   --------   --------
   A            $          $
   B            $          $
   C            $          $
   M            $          $
-------------   ----       ------

If the shares are not redeemed:


Share Class      1 year     3 years
-------------   --------   --------
   A            $          $
   B            $          $
   C            $          $
   M            $          $
-------------   ----       ------

Explanation of Strategies and Risks

How to use this section
In the discussions of the individual funds on pages 2 through , you found descriptions of the principal strategies and risks associated with the fund. In those pages, you were referred to this section for a more complete description of the risks of both principal and non-principal investments. For best understanding, first read the description of the fund you are interested in. Then refer to this section and read about the risks particular to that fund. For even more discussions of strategies and risks, see the SAI, which is available upon request. See the back cover of this prospectus for information on how to order the SAI.

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           Diversification. The 1940 Act classifies investment companies as either diversified or non-diversified.

Diversification is the practice of spreading a fund's assets over a number of issuers to reduce risk. A non-diversified fund has the ability to take larger positions in fewer issuers. Because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a non-diversified fund, its share price can be expected to fluctuate more than a diversified fund.

The funds qualify as diversified funds under the 1940 Act. The diversified funds are subject to the following diversification requirements (which are set forth in full in the SAI):

- As a fundamental policy, with respect to 75% of the total assets of a fund, the fund may not own more than 10% of the outstanding voting shares of any issuer (other than U.S. government securities) as defined in the 1940 Act and, with respect to some funds, in other types of cash items.
- As a fundamental policy with respect to 75% of the total assets of a fund, the fund will not purchase a security of any issuer if such would cause the portfolio's holdings of that issuer to amount to more than 5% of the fund's total assets.


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Concentration. Unless otherwise stated in a fund's objective or its principal strategies and policies, as a fundamental policy governing concentration, no fund will invest more than 25% of its total assets in any one particular industry, other than U.S. government securities. Unless otherwise stated in a fund's objective or its principal strategies and policies, as an operating policy, no fund will invest 25% of its total assets in any one particular industry, other than U.S. government securities.


               [Risks regarding money market instruments to come]

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Investment strategies. A fund is permitted to use other securities and investment strategies in pursuit of its investment objective, subject to limits established by the Fund's Board of Trustees. No fund is under any obligation to use any of the techniques or strategies at any given time or under any particular economic condition. Certain instruments and investment strategies may expose the funds to other risks and considerations, which are discussed in the Fund's SAI.

How The IDEX Funds are Managed and Organized

IDEX Mutual Funds is run by a Board of Trustees.

The assets of the fund are managed by an investment adviser, who in turn selects sub-advisers, who have hired fund managers. All such advisers to the funds are supervised by the Board of Trustees. You can find information about the Trustees and officers of the Fund in the SAI.

AEGON/Transamerica Fund Advisers, Inc. (ATFA), located at 570 Carillon Parkway, St. Petersburg, Florida 33716, serves as investment adviser to the Fund. Prior to January 1, 2002, Idex Management served as investment adviser to the Fund.

The investment adviser hires sub-advisers to furnish investment advice and recommendations and has entered into sub-advisory agreements with each sub-adviser. The investment adviser also monitors the sub-advisers' buying and selling of securities and administration of the funds. For these services, it is paid an advisory fee. This fee is based on the average daily net assets of each fund, and is paid at the rates shown in the table below.

AFTA is a wholly-owned direct subsidiary of AUSA Holding Company ("AUSA"). AUSA is a holding company which is wholly-owned by AEGON USA, Inc. ("AEGON USA"), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is a wholly-owned indirect subsidiary of AEGON N.V., a Netherlands corporation and publicly traded international insurance group.


                 Transamerica Investment Management, LLC (TIM),
                located at 1150 South Olive Street, Suite 2700,
                         Los Angeles, California 90015
                       serves as subadvisor to the fund.


--------------------------------------------------------------------------------
ADVISORY FEE SCHEDULE--ANNUAL RATES
--------------------------------------------------------------------------------

IDEX Transamerica Money Market     0.40% of the fund's average daily net assets
--------------------------------------------------------------------------------


Day-to-day management of the investments in the fund is the responsibility of the fund manager. The fund manager for the fund is:

IDEX Transamerica Money Market

      (to come)

Shareholder Information

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          Opening an Account

If you are opening a fund through a registered representative, he or she can assist you with all phases of your investment.

If you are investing through an authorized dealer, the dealer is responsible for opening your account and providing your taxpayer ID number. If you already have an IDEX account, you do not need additional documentation.

The Fund or its agents may reject a request for purchase of shares at any time, including any purchase under the exchange privilege.

New Account Application

Fill out the New Account Application form when the funds are available for order. IRAs and other retirement accounts require a different application, which you can request by calling 1-888-233-IDEX (4339) or writing IDEX Customer Service. You can avoid future inconvenience by signing up for any services you think you may later use.

Note: On your application, be sure to include your social security number or taxpayer identification number. If you don't, your account may be subject to backup withholding, or be closed.

There are many ways that you can pay for your shares. The minimum initial purchase is $500 for Class A and B, and $1,000 for Class C and Class
M shares and shares purchased through authorized dealers. There is a $50 minimum on additional purchases. Purchases through regular investment plans, like the Automatic Investment Plan, have no minimum to open an account, but you must invest at least $50 monthly per account.

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          Share Transactions

Depending on privileges established on your account, you may buy, sell or exchange shares in several ways. You may do so in writing, by phone request or you may access your account through the internet. You may make payments, or receive payment for your redemptions, via an electronic funds transfer or by check.

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          How to Sell Shares

Your request to sell your shares and receive payment may be subject to:

- the privileges or features established on your account such as a systematic withdrawal plan (SWP) or telephone transactions

- the type of account you have, and if there is more than one owner

- the dollar amount you are requesting; redemptions over $50,000 must be in writing and those redemptions greater than $100,000 require a written request with a signature guarantee

- if there have been recent changes made to your account (such as an address change) or other circumstances that may require a written request or signature guarantees. A signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange may guarantee your signature. Notarization is not an acceptable substitute.

There are several ways to request redemption of your shares:

- in writing (by mail or fax)

- by internet access to your account(s) at www.idexfunds.com

- by telephone request using our touch-tone automated system, IDEX InTouchSM, or by a person-to-person verbal request

The proceeds of your redemption may be paid by check, or by direct deposit to your bank account subject to any restrictions that may be applicable. Purchases may be held at IDEX until your funds have cleared or up to 15 calendar days before they are eligible for redemption. Certain exceptions may apply.

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          How to Exchange Shares

You can exchange $500 or more of the fund for shares in the same class of another fund. Any CDSC will be calculated from the date you bought your original shares. This means your new shares will be the same age as your old shares, so your sales charge will not increase because of the exchange. The minimum exchange to a new account is $500 unless an automatic investment plan is established on the new account.

Prior to making exchanges into a fund that you do not own, read this prospectus carefully. You can request share exchanges over the telephone unless you have declined the privilege on your application. You can also exchange shares of the same class automatically at regular intervals, from one fund to another.

Excessive Trading

The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund does not permit excessive trading/market-timing. Excessive purchases, redemptions or exchanges of fund shares disrupt portfolio management and drive fund expenses higher. The Fund may limit or terminate your exchange privileges or may not accept future investments from you if you engage in excessive trading. In determining excessive trading, we consider frequent purchases and redemptions having similar effects as exchanges to be excessive trading. Four or more exchanges in a quarter (3 months) is considered excessive trading, though the Fund reserves the right to impose restrictions if there are less frequent transactions.


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          Other Account Information

Minimum Purchases

- $500 for Class A, and B shares; $1,000 for Class C and M shares; additional purchases are a minimum of $50.

If your check, draft or electronic transfer is returned unpaid by your bank, the Fund may charge a $15 fee.

Pricing of Shares

The fund's price (NAV) is calculated on each day the New York Stock Exchange
(NYSE) is open for business. The NAV of each class is calculated by dividing its assets less liabilities by the number of its shares outstanding.

If the Fund receives your order by regular closing time of the NYSE (usually 4 p.m. New York time), you will pay or receive that day's NAV plus any applicable sales charges. If later, it will be priced based on the next day's NAV. Share prices may change when a fund holds shares in companies traded on foreign exchanges that are open on days the NYSE is closed.

In determining NAV, each fund's portfolio investments are valued at market value. Investments for which quotations are not readily available are valued at fair value determined in good faith under the supervision of the Board of Trustees.

Minimum Account Balance

Due to the proportionately higher cost of maintaining customer accounts with balances below the stated minimums for each class of shares, the Fund reserves the right to close such accounts. However, the Fund will provide a 60-day notification to you prior to assessing a minimum account fee, or closing, any account. The following describes the fees assessed to accounts with low balances:

No fees will be charged on:

- accounts opened within the preceding 24 months

- accounts with an active monthly Automatic Investment Plan ($50 minimum per account)

- accounts owned by individuals which, when combined by social security number, have a balance of $5,000 or more

  Account Balance            Fee Assessment
   If your balance is     $10 fee assessed every
   below $500 due to      6 months, until
   redemptions            balance reaches $500

   If your balance is     Your account will be
   below $250, due to     charged a fee and be
   redemptions            liquidated; any
                          applicable CDSC will
                          be deducted, and a
                          check will be mailed
                          to the address of
                          record

Telephone Transactions

The Fund and Idex Investor Services, Inc. (IIS) are not liable for complying with telephone instructions which are deemed by them to be genuine. The Fund and IIS will employ reasonable procedures to make sure telephone instructions are genuine. In situations where the Fund or IIS reasonably believe they were acting on genuine telephone instructions, you bear the risk of loss. These procedures may include requiring personal identification, providing written confirmation of transactions, and tape recording conversations. The Fund has the right to modify the telephone redemption privilege at any time.

Telephone redemption with payment by check is not allowed within 10 days of a change of registration/address. Call IDEX Customer Service (1-888-233-IDEX
(4339)) or see the SAI for details. You may redeem up to $50,000 worth of shares by phone and get your money by direct deposit to a pre-authorized bank account. No fee is charged.

Professional Fees

Your financial professional may charge a fee for his or her services. This fee will be in addition to any fees charged by IDEX. Your financial professional will answer any questions that you may have regarding such fees.


Wire Transactions

In most cases, the Fund can send your redemption money via a federal funds bank wire. The Fund charges a $10 fee for this service, in addition to any fee your bank may charge. For more details, call IDEX Customer Service (1-888-233-IDEX
(4339)) or see the SAI.


Reinvestment Privilege

Within a 90 day period after you sell your shares, you have the right to "reinvest" your money in any fund of the same class. You will not incur a new sales charge if you use this privilege within the allotted time frame. Any CDSC you paid on your shares will be credited to your account. You may reinvest the proceeds of a Class B share sale (less the CDSC) in Class A shares without paying the up-front sales charge. Send your written request to the Fund along with your check for your reinvestment privileges.


Statements and Reports

The Fund will send you a confirmation statement after most transactions that affect your account balance or registration. Please review the confirmation statement carefully and promptly notify IDEX in writing of any error or you will be deemed to have ratified the transaction as reported to you. If you are enrolled in the Automatic Investment Plan and invest on a monthly basis, you will receive a quarterly confirmation. Information about the tax status of income dividends and capital gains distributions will be mailed to shareholders early each year.

Financial reports for the fund, which include a list of the holdings, will be mailed twice a year to all shareholders.

A Historical Statement may be ordered for transactions of prior years.


Share Certificates

IDEX does not issue certificates for fund shares.

Personal Securities Trading

The Fund permits "Access Persons" as defined by Rule 17j-1 under the 1940 Act to engage in personal securities transactions, subject to the terms of the Code of Ethics and Insider Trading Policy that has been adopted by the Board of Trustees of the Fund. Access Persons must use the guidelines established by this Policy for all personal securities transactions and are subject to certain prohibitions on personal trading. The Fund's sub-advisers, pursuant to Rule 17j-1 and other applicable laws, and pursuant to the terms of the Policy, must adopt and enforce their own Code of Ethics and Insider Trading Policies appropriate to their particular business needs. Each sub-adviser must report to the Board of Trustees on a quarterly basis with respect to the administration and enforcement of such Policy, including any violations thereof which may potentially affect the Fund.

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          Distributions and Taxes

The fund intends to elect and qualify as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a fund will not be subject to federal income tax on ordinary income and capital gains, if any, that it distributes to its shareholders.

Taxes on Distributions From The Funds

The following summary does not apply to:

- qualified retirement accounts; or

- tax-exempt investors

Fund distributions are taxable to you as ordinary income to the extent they are attributable to a fund's net investment income, certain net realized foreign exchange gains, and net short-term capital gains. They are taxable to you as long-term capital gains (at the federal rate of 20%) to the extent they are attributable to the fund's excess of net long-term capital gains over net short-term capital losses. The tax status of any distribution is the same regardless of how long you have been a shareholder of the fund and whether you elect to reinvest distributions or receive cash. Certain distributions paid by a fund in January may be taxable to shareholders as if they were received on the prior

December 31. The tax status of dividends and distributions for each calendar year will be detailed in your annual tax statement or tax forms from the Fund.

Taxes On The Sale Of Shares

Any sale or exchange or redemption of fund shares may generate tax liability (unless you are a tax-exempt investor or your investment is in a qualified retirement or other tax- advantaged account). You will generally realize taxable gain or loss on a sale, exchange or redemption of your shares based upon the difference between your cost (basis) in the shares and the amount you receive for them. Any loss realized on shares held for six months or less will be treated as long-term capital loss to the extent of any capital gains dividends that were received with respect to the shares.

If you receive an exempt-interest dividend on shares that are held by you for six months or less, any loss on the sale or exchange of the shares will be disallowed to the extent of such dividend amount.

Withholding Taxes

The Fund will be required to withhold 31% of any reportable income payments made to a shareholder (which may include dividends, capital gains distributions, and share redemption proceeds) if the shareholder has not provided an accurate taxpayer identification number to the Fund in the manner required by IRS regulations.

Uncashed Checks Issued on Your Account

If any check we issue related to your account is returned by the Post Office as undeliverable, or remains outstanding (uncashed) for six months, we reserve the right to reinvest check proceeds back into your account at the net asset value next calculated after reinvestment. We will then also change your account distribution option from cash to reinvest. Interest does not accrue on amounts represented by uncashed checks.

Minimum Dividend Check Amounts

To control costs associated with issuing and administering dividend checks, we reserve the right to not issue checks under a specified amount. For accounts with the cash by check dividend distribution option, if the dividend payment total is less than $10, the distribution will be reinvested into the account and no check will be issued, though the account option for future distributions will remain unchanged.

Non-Resident Alien Withholding

If you are a non-U.S. investor, your financial professional should determine whether Fund shares may be sold in your jurisdiction. Shareholders that are not U.S. persons under the Internal Revenue Code are subject to different tax rules. Dividends and capital gains distributions may be subject to non-resident alien withholding.

Other Tax Information

This tax discussion is for general information only. In addition to federal income taxes, you may be subject to state, local or foreign taxes on payments received from the Fund. More information is provided in the SAI. You should also consult your own tax advisor for information regarding all tax consequences applicable to your investments in the Fund.

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         How to Buy Shares                            To Open a New Account (first-time IDEX investors)
-----------------------------------------------------------------------------------------------------------------------
 By Mail                          Send your completed application and check payable to:
 [GRAPHIC OMITTIED HERE]          Idex Investor Services, Inc., P.O. Box 9015, Clearwater, Florida 33758-9015;
                                  For Overnight Delivery: 570 Carillon Parkway, St. Petersburg, Florida 33716

 Through an Authorized Dealer     The dealer is responsible for opening your account and providing IDEX with your
 [GRAPHIC OMITTIED HERE]          Taxpayer ID Number. The minimum order from an authorized dealer is $1,000.

 By Automatic Investment Plan     Send your completed application, along with a check for your initial investment (if
 [GRAPHIC OMITTIED HERE]          any), payable to Idex Investor Services, Inc., P.O. Box 9015, Clearwater, Florida
                                  33758-9015.
-----------------------------------------------------------------------------------------------------------------------
                                                               To Add to your Existing Account
-----------------------------------------------------------------------------------------------------------------------

 By Check                         Make your check payable to Idex Investor Services Inc. and mail it to:
 [GRAPHIC OMITTIED HERE]          P.O. Box 9015, Clearwater, FL 33758-9015; or, for overnight delivery: 570 Carillon
                                  Parkway, St. Petersburg, FL 33716. Third party checks, or checks endorsed to IDEX, will not be accepted. All checks must be made payable to Idex Investor Services, Inc.

 By Automatic Investment Plan     With an Automatic Investment Plan (AIP), a level dollar amount is invested monthly
 [GRAPHIC OMITTIED HERE]          and payment is deducted electronically from your bank account. Call or write IDEX
                                  Customer Service to establish an AIP.

 By Telephone                     The electronic funds transfer privilege must be established in advance, when you open
 [GRAPHIC OMITTIED HERE]          your account, or by adding this feature to your existing account. Select "Electronic
                                  Bank Link" on the Application or write to the Fund. Funds can then be transferred electronically from your bank to the Fund. Call IDEX Customer Service to invest by phone, either through our automated IDEX InTouchSM system (1-888-233-IDEX
                                  (4339)), or by speaking directly with your representative. Shares will be purchased via electronic funds when the money is received by IDEX, usually 2-4 business days after the request.

 Through Authorized Dealers       If your dealer has already established your account for you, no additional
 [GRAPHIC OMITTIED HERE]          documentation is needed. Call your dealer to place your order. The dealer's bank may charge you for a wire transfer. (The Fund currently does not charge for this service.)
                                  The Fund must receive your payment within three business days after your order is accepted.

 By the Internet                  You may request a transfer of funds from your bank account to the Fund. Visit our
 [GRAPHIC OMITTIED HERE]          website at www.idexfunds.com. Payment will be transferred from your bank account electronically. Shares will be purchased via electronic funds when the money is received by IDEX, usually 2-4 business days after the request.

 By Payroll Deduction             You may have money transferred regularly from your payroll to your IDEX account.
 [GRAPHIC OMITTIED HERE]          Please instruct your employer's payroll department to do so. Call IDEX Customer
                                  Service (1-888-233-IDEX (4339)) to establish this deduction.


 By Wire Transfer                 Request that your bank wire funds to the Fund. You must have an existing account to
 [GRAPHIC OMITTIED HERE]          make a payment by wire transfer. Ask your bank to send your payment to:
                                  Bank of America, NA, Tampa, FL, ABA# 063100277,
                                  Credit: Idex Investor Services Acct #: 3601194554,
                                  Ref: Shareholder name, IDEX fund and account numbers.

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          To Receive Payment By                                     How to Request Your Redemption
-----------------------------------------------------------------------------------------------------------------------

 Direct Deposit - ACH                  Call IDEX Customer Service (1-888-233-IDEX (4339)) to verify that this feature is in
  (only for accounts that are not      place on your account. Maximum amount per day is the lesser of your balance or
  qualified retirement plans)          $50,000. Request an "ACH redemption" in writing, by phone (automated IDEX
 [GRAPHIC OMITTED HERE]                InTouch(SM) system (1-888-233-IDEX (4339)) or person-to-person), or by internet access to your account. Payment should usually be received by your bank account 3-5 banking days after your request. The Fund does not charge for this payment option.
                                       Certain IRAs and Qualified Plans may not be eligible for ACH redemptions.

 Direct Deposit                        Call IDEX Customer Service (1-888-233-IDEX (4339)) to be sure this feature is in
  (electronic funds transfer-federal   place on your account. Maximum amount per day is the lesser of your available
  funds bank wire)                     balance or $50,000 (with a minimum of $1,000). Request an "Expedited Wire
 [GRAPHIC OMITTED HERE]                Redemption" in writing, or by phone (person-to-person request). Payment should be received by your bank account the next banking day after your request. The Fund charges $10 for this service. Your bank may charge a fee as well.

 Check to the address of record        Written Request:
 [GRAPHIC OMITTED HERE]                Send a letter requesting a withdrawal to the Fund and include any share certificates you may have. Specify the fund, account number, and dollar amount or number of shares you wish to redeem. Mail to: Idex Investor Services, P.O. Box 9015, Clearwater,
                                       FL 33758-9015. Attention: Redemptions. Be sure to include all account owners'
                                       signatures and any additional documents, as well as a signature guarantee(s) if required
                                       (see "How To Sell Shares").

                                       Telephone or internet request:
                                       If your request is not required to be in writing (see "How To Sell Shares"), you may call IDEX Customer Service (1-888-233-IDEX (4339)) and make your request using the automated IDEX InTouch(SM) system (1-888-233-IDEX (4339)), by person-to-person, or by accessing your account on the internet. Maximum amount per day is the lesser of your available balance or $50,000.

                                       For your protection, if an address change was made in the last 10 days, IDEX requires a redemption request in writing signed and signature guaranteed by all shareholders.

 Check to another party/address        This request must be in writing, regardless of amount, with all account owners'
 [GRAPHIC OMITTED HERE]                signatures guaranteed. Mail to: Idex Investor Services, P.O. Box 9015, Clearwater, FL
                                       33758-9015. Attention: Redemptions.

 Periodic automatic payment            You can establish a Systematic Withdrawal Plan (SWP) either at the time you open
  (by direct deposit-ACH or check)     your account or at a later date. Call IDEX Customer Service (1-888-233-IDEX (4339))
 [GRAPHIC OMITTED HERE]                for assistance. You must have a minimum balance of $10,000 in your account.

 By Exchange                           You may request an exchange in writing, by phone (automated IDEX InTouch(SM)
 [GRAPHIC OMITTED HERE]                system (1-888-233-IDEX (4339)) or person-to-person), or by accessing your account through the internet.

 Through an Authorized Dealer          You may redeem your shares through an authorized dealer. (They may impose a service
 [GRAPHIC OMITTED HERE]                charge.) Contact your Registered Representative or call IDEX Customer Service
                                       (1-888-233-IDEX (4339)) for assistance.

 NOTE: Purchases must be held at IDEX until the funds have cleared or up to 15 calendar days before they are eligible for redemption. Certain exceptions may apply.

Choosing a Share Class

The Fund offers four share classes, each with its own sales charge and expense structure. (An additional class, Class T, is offered through IDEX JCC Growth, but Class T shares are not available to new investors.) Also, effective March 1, 1999, shares that were designated as Class C shares became Class M shares. They have an initial sales charge of 1.00% and a contingent deferred sales charge (CDSC) of 1.00% if you sell within 18 months of purchase.

The amount of your investment and the amount of time that you plan to hold your shares will determine which class of shares you should choose. You should make this decision carefully because all of your future investments in your account will be in the same share class that you designate when you open your account. Your financial professional can help you choose the share class that makes the best sense for you.

If you are investing a large amount and plan to hold your shares for a long period, Class A or Class M shares may make the most sense for you. If you are investing a lesser amount, you may want to consider Class B shares (if you plan to invest for a period of at least 6 years) or Class C shares (if you plan to invest for a period of less than 6 years).

The Fund may, at any time and in its sole discretion, add, delete, or change the sales charges for any share class.

Class A Shares -- Front Load

With Class A shares, you pay an initial sales charge only when you buy shares. (The offering price includes the sales charge.)

If you are investing $1 million or more (either as a lump sum or through any of the methods described above), you can purchase Class A shares without any sales charge. However, if you redeem any of those shares within the first 24 months after buying them, you will pay a 1.00% CDSC, unless they were purchased through a qualified retirement plan.

Also, the Fund will treat Class A share purchases in an amount of less than $1 million by defined contribution plans, other than 403(b) plans, that are sponsored by employers with 100 or more eligible employees as if such purchases were equal to an amount more than $1 million.



                                                                                                            Class T Shares
        Class A Share -               Class B Shares -       Class C Shares -       Class M Shares -        (closed to new
           Front Load                    Back Load              Level Load             Level Load             investors)
===============================   ======================= ====================== ====================== =====================
     - Initial sales              - No up-front sales     - No up-front sales    - Initial sales        - Initial sales
       charge of 5.50%              charge                  charge                 charge of 1.00%        charge of 8.50%
       (see Class A Share                                                                                 or less
       Quantity Discounts Table)  - Deferred sales        - No deferred sales    - 12b-1 distribution
                                    charge of 5.00% or      charge                 and service          - No 12b-1
     - Discounts of sales           less on shares you                             fees of 0.90% per      distribution and
       charge for larger            sell within 6 years   - 12b-1 distribution     year                   service fees
       investments                  (see deferred sales     and service fees
                                    charge table            of 1.00%             - Deferred sales       - Sales charge
     - 12b-1 distribution           below)                                         charge of 1.00% if     percentage can be
       and service fees                                   - No conversion to       you sell within 18     reduced in the
       of 0.35%                   - 12b-1 distribution      Class A shares;        months of purchase     same four ways as
                                    and service fees        expenses do not                               Class A Shares
     - Lower annual                 of 1.00%                decrease             - Automatic              (see Class A Share
       expenses                                                                    conversion to          Quantity
       than Class B, C            - Automatic                                      Class A Shares         Discounts Table)
       or M shares due              conversion to                                  after 10 years,
       to lower 12b-1               Class A shares                                 reducing future
       and service fees             after 8 years,                                 annual expenses
                                    reducing future
                                    annual expenses

Class B Shares -- Back Load

Class B shares are sold in amounts up to $250,000. With Class B shares, you pay no initial sales charge when you invest, but you are charged a CDSC when you sell shares you have held for six years or less, as described in the table below.

Class B shares automatically convert to Class A shares after 8 years, lowering annual expenses from that time on.

Contingent Deferred Sales Charge - Class B Shares

                           As a % of Dollar Amount
Year after Purchasing        (Subject to Change)
-----------------------   ------------------------
    First                                      5%
    Second                                     4%
    Third                                      3%
    Fourth                                     2%
    Fifth and Sixth                            1%
    Seventh and Later                          0%

Class C Shares -- Level Load

With Class C shares, you pay no initial sales charge or CDSC. There are 12b-1 distribution and service fees of up to 1.00% per year.

Class M Shares -- Level Load

Class M shares are sold in amounts up to $1 million. With Class M shares, you pay an initial sales charge of 1.00% based on offering price. (The offering price includes the sales charge.) There are 12b-1 distribution and service fees of 0.90% per year. If you redeem within 18 months from the date of purchase, you will incur a CDSC of 1.00%.

Class M shares purchased on or after November 1, 1999 automatically convert to Class A shares after 10 years, lowering annual expenses from that time on.

Contingent Deferred Sales Charge

Your shares may be subject to a CDSC. Dividends and capital gains are not subject to the sales charge. There is no charge on any increase in the value of your shares. To ensure that you pay the lowest CDSC possible, the Fund will always use the shares with the lowest CDSC to fill your redemption requests. If your shares are worth less than when you bought them, the charge will be assessed on their current, lower value. In some cases, the sales charge may be waived.

Class A Sales Charge Reductions

You can lower the sales charge percentage in four ways:

- Substantial investments receive lower sales charge rates. Please see the SAI for details on these reductions.

- The "right of accumulation" allows you to include your existing Class A Shares as part of your current investments for sales charge purposes.

- A "letter of intent" allows you to count all Class A share investments in an IDEX fund over the next 13 months, as if you were making them all at once, to qualify for reduced sales charges.

- By investing as part of a qualified group.

              Class A Share Quantity Discounts

                                      Sales Charge     Sales Charge
                                         as % of         as % of
                                        Offering          Amount
 Amount of Purchase                       Price          Invested
----------------------------------   --------------   -------------
    Under $50,000                           5.50%            5.82%
    $50,000 to under $100,000               4.75%            4.99%
    $100,000 to under $250,000              3.50%            3.63%
    $250,000 to under $500,000              2.75%            2.83%
    $500,000 to under $1,000,000            2.00%            2.04%
    $1,000,000 and over                     0.00%            0.00%


Waivers of Sales Charges

Waiver of Class A Sales Charges

Class A shares may be purchased without a sales charge by:

o Current or former trustees, directors, officers, full-time employees or sales representatives of the Fund, IMI, ISI, any of the sub-advisers or any of their affiliates.

o directors, officers, full-time employees and sales representatives of dealers having a sales agreement with ISI.

o any trust, pension, profit-sharing or other benefit plan for any of the foregoing persons.

o "wrap" accounts for the benefit of clients of certain broker-dealers, financial institutions or financial planners, who have entered into arrangements with the Fund or ISI.

Persons eligible to buy Class A shares at NAV may not impose a sales charge when they re-sell those shares.

--------------------------------------------------------------------------------
Waiver of Class A, Class B, and Class M Redemption Charges
--------------------------------------------------------------------------------

You will not be assessed a sales charge for shares if you sell in the following situations:

o Following the death of the shareholder on redemptions from the deceased person's account only. If this deceased person's account is re-registered to another name, sales charges would continue to apply to this new account.

o Following the total disability of the shareholder (as determined by the Social Security Administration - applies only to shares held at the time the disability is determined).

o On redemptions made under the Fund's systematic withdrawal plan (may not exceed 12% of the account value on the day the systematic withdrawal plan was established). NOTE: The amount redeemed under this waiver does not need to be under a systematic withdrawal plan. If it is not under a systematic withdrawal plan, it is limited to one redemption per calendar year up to 12% of your account balance at the time of redemption.

o If you redeem your shares and reinvest the proceeds in the same class of any fund within 90 days of redeeming, the sales charge on the first redemption is waived.

Performance Information


Performance
IDEX may include quotations of the fund's total return or yield in advertisements, sales literature or reports to shareholders or to prospective investors. Total return and yield quotations for a fund reflect only the performance of a hypothetical investment in the fund during the particular time period shown as calculated based on the historical performance of the fund during that period. Such quotations do not in any way indicate or project future performance.


Yield

Yield quotations for a fund refer to the income generated by a hypothetical investment in the fund over a specified thirty-day period expressed as a percentage rate of return for that period. The yield is calculated by dividing the net investment income per share for the period by the price per share on the last day of that period.


Total Return

Total return refers to the average annual percentage change in value of an investment in a fund held for a stated period of time as of a stated ending date. When a fund has been in operation for the stated period, the total return for such period will be provided if performance information is quoted. Total return quotations are expressed as average annual compound rates of return for each of the periods quoted. They also reflect the deduction of a proportionate share of a fund's investment advisory fees and direct fund expenses, and assume that all dividends and capital gains distributions during the period are reinvested in the fund when made.

Distribution Arrangements

[GRAPHIC OMITTED]
[GRAPHIC OMITTED]
                       Underwriting
                       Agreement

The Fund has an Underwriting Agreement with AFSG Securities Corporation (AFSG). Under this agreement, AFSG underwrites and distributes all classes of fund shares and bears the expenses of offering these shares to the public. The funds pay AFSG fees for its services. Of the distribution and service fees it receives for Class A and B shares, AFSG reallows, or pays, to brokers or dealers who sold them, 0.25% of the average daily net assets of those shares. In the case of Class C or M shares, AFSG reallows its entire fee to those sellers.


[GRAPHIC OMITTED]

           Distribution Plans

The Fund has adopted a 12b-1 Plan for each class of shares in each fund in the series.

Distribution of Class A Shares. AFSG receives the sales fees or loads imposed on these shares (up to 5.50% of the offering price, which includes the sales load) and reallows a portion of those fees to the sellers of the shares. AFSG also receives fees under a Rule 12b-1 Plan of Distribution. Under its Plan for Class A shares, the funds may pay AFSG a distribution fee of up to 0.35% annually which includes a service fee of 0.25%. Fees are based on the average daily net assets of Class A shares. However, if the service fees rise, the distribution fee is lowered so that the total fees payable don't exceed 0.35% annually.

Distribution of Class B Shares. For these shares, the funds may pay AFSG an annual distribution fee of up to 1.00% which includes an annual service fee of 0.25%.

Distribution of Class C Shares. For these shares, the funds may pay AFSG an annual distribution fee of up to 1.00% which includes an annual service fee of 0.25%.

Distribution of Class M Shares. The fees paid to AFSG for these shares may go as high as the Class B and C shares fees, but the total annual fee may not exceed 0.90% of the average daily net assets of the funds.

The effect of Rule 12b-1. Because the funds have 12b-1 Plans, even though Class B and C shares do not carry an up-front sales load, the higher distribution and service fees payable by those shares may, over time, be higher than the total fees paid by owners of Class A and M shares. For a complete description of the funds' 12b-1 Plans, see the SAI.

[GRAPHIC OMITTED]

           Financial Highlights

Information is not included for the fund as it has not commenced operations.

                               IDEX MUTUAL FUNDS
                              570 Carillon Parkway
                      St. Petersburg, Florida, 33716-1202

           INVESTMENT ADVISER:                            CUSTODIAN:
    AEGON/Transamerica Fund Advisers, Inc.       State Street Bank & Trust Co.
              570 Carillon Parkway
     St. Petersburg, Florida 33716-1202


                                             INDEPENDENT CERTIFIED PUBLIC
               DISTRIBUTOR:                          ACCOUNTANTS:
       AFSG Securities Corporation            PricewaterhouseCoopers LLP
         4333 Edgewood Road NE             400 N. Ashley Street, Suite 2800
        Cedar Rapids, Iowa 52499               Tampa, Florida 33602-4319

                                 SUB-ADVISER:

                     Transamerica Investment Management, LLC
                       1150 South Olive Street Suite 2700
                         Los Angeles, California 90015



     SEND YOUR CORRESPONDENCE TO:                  CUSTOMER SERVICE:
        Idex Investor Services, Inc.     (888) 233-IDEX (4339) toll free call
             P.O. Box 9015             Hours: 8 a.m. to 8 p.m. Monday - Friday
      Clearwater, Florida 33758-9015

                        IDEX Website: www.idexfunds.com

Sec File number:
IDEX Mutual Funds File No. 811-4556
ISP00003-10/00

[GRAPHIC OMITTED]
Where to find more information

You'll find more information about IDEX and its funds in the following documents:

Annual and semi-annual reports
The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the auditor's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant affect on the Fund's performance during the period covered.

[GRAPHIC OMITTED]
Statement of Additional Information
The SAI contains additional information about the Fund and its policies. The SAI is legally part of this prospectus (it is incorporated by reference). A copy has been filed with the SEC.

You can obtain a free copy of the documents, request other information about the Fund and make shareholder inquiries by contacting IDEX Mutual Funds:

By telephone: 1-(888)-233-4339 (8:00 AM - 8:00 PM) (Customer Service) or 1-800-851-1333 (Investment Professionals)

By mail:
IDEX Mutual Funds
P.O. Box 9015
Clearwater, FL 33758-9015

On the Internet: www.idexfunds.com

Information about the Fund can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. The reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

[GRAPHIC OMITTED]
IDEX(R)
MUTUAL FUNDS

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This Statement of Additional Information shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.



                  Subject to Completion, Dated January 1, 2002



                                IDEX MUTUAL FUNDS




                         IDEX TRANSAMERICA MONEY MARKET



                       STATEMENT OF ADDITIONAL INFORMATION

                                  March 1, 2002



                                IDEX MUTUAL FUNDS
                              570 Carillon Parkway
                          St. Petersburg, Florida 33716
                   Customer Service (888) 233-4339 (toll free)


The fund listed above is a series of IDEX Mutual Funds (the "Fund"), an open-end management investment company that offers a selection of investment funds. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The funds are diversified.

This Statement of Additional Information is not a prospectus, and should be read in conjunction with the Fund's prospectus dated March 1, 2002 which may be obtained free of charge by writing or calling the Fund at the above address or telephone number. This Statement of Additional Information ("SAI") contains additional and more detailed information about the Fund's operations and activities than that set forth in the prospectus. The Fund's annual report and semi-annual report to shareholders are incorporated by reference into this SAI.

                                TABLE OF CONTENTS
                                -----------------

                                                                         Page
                                                                         ----

INVESTMENT OBJECTIVES .................................................    1
Investment Restrictions, Policies and Practices .......................    1
  Investment Restrictions of IDEX Transamerica Money Market ...........    1

OTHER POLICIES AND PRACTICES OF THE FUND ..............................

  Other Investment Companies ..........................................
   Lending of Fund Securities .........................................
   Illiquid Securities ................................................
   U.S. Government Securities .........................................


INVESTMENT ADVISORY AND OTHER SERVICES ................................

DISTRIBUTOR ...........................................................

CUSTODIAN, TRANSFER AGENT AND OTHER AFFILIATES ........................

FUND TRANSACTIONS AND BROKERAGE .......................................

TRUSTEES AND OFFICERS .................................................

PURCHASE OF SHARES ....................................................

DEALER REALLOWANCES ...................................................

DISTRIBUTION PLANS ....................................................

DISTRIBUTION FEES .....................................................

NET ASSET VALUE DETERMINATION .........................................

DIVIDENDS AND OTHER DISTRIBUTIONS .....................................

                                                                         Page
                                                                         ----

SHAREHOLDER ACCOUNTS ..................................................

RETIREMENT PLANS ......................................................

REDEMPTION OF SHARES ..................................................

YIELD QUOTATIONS ......................................................

TAXES .................................................................

MISCELLANEOUS .........................................................
  Organization ........................................................
  Shares of Beneficial Interest .......................................
  Legal Counsel and Independent Certified Public Accountants ..........
  Registration Statement ..............................................

PERFORMANCE INFORMATION ...............................................

FINANCIAL STATEMENTS ..................................................

APPENDIX A-CERTAIN SECURITIES IN WHICH THE FUNDS MAY INVEST ...........   A-1

                              INVESTMENT OBJECTIVES

The prospectus discusses the investment objective of one series of the IDEX Mutual Funds, the principal types of securities in which each fund will invest, and the policies and practices of each fund. The following discussion of Investment Restrictions, Policies and Practices supplements that set forth in the prospectus.

There can be no assurance that a fund will, in fact, achieve its objective. A fund's investment objective may be changed by the Board of Trustees without shareholder approval. A change in the investment objective of a fund may result in the fund having an investment objective different from that which the shareholder deemed appropriate at the time of investment. A fund will not change its objective without 30 days prior notice to its shareholders, nor will it charge shareholders an exchange fee or redemption fee after such notice and prior to the expiration of such 30-day notice period. However, should a shareholder decide to redeem fund shares because of a change in the objective, the shareholder may realize a taxable gain or loss.

INVESTMENT RESTRICTIONS, POLICIES AND PRACTICES

As indicated in the prospectus, each fund is subject to certain fundamental policies and restrictions which as such may not be changed without shareholder approval. Shareholder approval would be the approval by the lesser of (i) more than 50% of the outstanding voting securities of a fund, or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of a fund are present or represented by proxy.

INVESTMENT RESTRICTIONS OF
IDEX TRANSAMERICA MONEY MARKET:

IDEX Transamerica Money Market may not, as a matter of fundamental policy:

1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940
     Act) if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets, or (b), the fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Invest 25% or more of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

3. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

4. Purchase or sell real estate (but this shall not prevent the fund from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

5. Lend any security or make any other loan if, as a result, more than 25% of the fund's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities, or to repurchase agreements).

6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

7. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 25% of the value of the fund's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin account to guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."

Furthermore, the fund has adopted the following non-fundamental restrictions that may be changed by the Board of Trustees of the fund without shareholder approval:

(A) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Trustees as permitted under the 1940 Act.

(B) The fund may not sell securities short, except short sales "against the box."

(C) The fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(D) The fund may not invest in interests in oil, gas or other mineral development or exploration programs although it may invest in the marketable securities of companies that invest in or sponsor such programs.

(E) The fund may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of consolidation, merger or other reorganization.

(F)  The fund may not invest for purposes of exercising control or management.

(G) The fund may not mortgage or pledge any securities owned or held by the fund in amounts that exceed, in the aggregate, 15% of the fund's net assets, provided that this limitation does not apply to reverse repurchase agreements or the segregation of assets in connection with such transactions.

(H) The fund may not purchase securities in other investment companies, except as it may be acquired as part of a merger, consolidation, reorganization, acquisition of assets or offer of exchange.

OTHER INVESTMENT COMPANIES

Subject to its investment restrictions, a fund may invest in securities issued by other investment companies as permitted. A fund may indirectly bear a portion of any investment advisory fees and expenses paid by funds in which it invests, in addition to the advisory fees and expenses paid by the fund.

LENDING OF FUND SECURITIES

Subject to any applicable investment restriction relating to lending, a fund may lend securities from its portfolio. Under applicable regulatory requirements (which are subject to change), the following conditions apply to securities loans: a) the loan must be continuously secured by liquid assets maintained on a current basis in an amount at least equal to the market value of the securities loaned; b) a fund must receive any dividends or interest paid by the issuer on such securities; c) a fund must have the right to call the loan and obtain the securities loaned at any time upon notice of not more than five business days, including the right to call the loan to permit voting of the securities; and d) a fund must receive either interest from the investment of collateral or a fixed fee from the borrower. Securities loaned by a fund remain subject to fluctuations in market value. A fund may pay reasonable finders, custodian and administrative fees in connection with a loan. Securities lending, as with other extensions of credit, involves the risk that the borrower may default. Although securities loans will be fully collateralized at all times, a fund may experience delays in, or be prevented from, recovering the collateral. During a period that a fund seeks to enforce its rights against the borrower, the collateral and the securities loaned remain subject to fluctuations in market value. A fund may also incur expenses in enforcing its rights. If a fund has sold the loaned security, it may not be able to settle the sale of the security and may incur potential liability to the buyer of the security on loan for its costs to cover the purchase. A fund will not lend securities to any adviser or sub-adviser to the funds or their affiliates. By lending its securities, a fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as by either investing the cash collateral in short-term securities or by earning income in the form of interest paid by the borrower when U.S. government securities are used as collateral.

ILLIQUID SECURITIES

Subject to its investment restrictions, a fund may invest its assets in illiquid securities (i.e., securities that are not readily marketable). The Board of Trustees has authorized the sub-advisers to make liquidity determinations with respect to its securities, including Rule 144A securities, commercial paper and municipal lease obligations in accordance with the guidelines established by the Board of Trustees. Under the guidelines, the sub-adviser will consider the following factors in determining whether a Rule 144A security or a municipal lease obligation is liquid: 1) the frequency of trades and quoted prices for the security; 2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; 3) the willingness of dealers to undertake to make a market in the security; and 4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. A fund may be restricted in its ability to sell such securities at a time when the sub-adviser deems it advisable to do so. In addition, in order to meet redemption requests, a fund may have to sell other assets, rather than such illiquid securities, at a time which is not advantageous.

U.S. GOVERNMENT SECURITIES

Examples of the types of U.S. government securities that a fund may hold include, in addition to those described in the prospectus and direct obligations of the U.S. Treasury, the obligations of the Federal Housing Administration, Farmers Home Administration, Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Bank, Federal Intermediate Credit Banks, Federal Land Banks and Maritime Administration. U.S. government securities may be supported by the full faith and credit of the U.S. government (such as securities of the Small Business Administration); by the right of the issuer to borrow from the Treasury (such as securities of the Federal Home Loan Bank); by the discretionary authority of the U.S. government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association); or only by the credit of the issuing agency.


INVESTMENT ADVISORY AND OTHER SERVICES

IDEX Mutual Funds will enter into a Management and Investment Advisory Agreement ("Advisory Agreement") on behalf of the fund with AEGON/Transamerica Fund Advisers, Inc. ("ATFA"), located at 570 Carillon Parkway, St. Petersburg, Florida 33716. ATFA supervises each respective fund's investments and conducts its investment program.

Effective January 1, 2002, ATFA serves as the investment adviser for IDEX. Prior to that, IDEX Management, Inc. served as the investment adviser.

The Advisory Agreement provides that ATFA will perform the following services or cause them to be performed by others: (i) furnish to the fund investment advice and recommendations; (ii) supervise the purchase and sale of securities as directed by appropriate fund officers, and (iii) be responsible for the administration of each fund. For services to IDEX Transamerica Money Market, ATFA receives an annual fee, computed daily and paid monthly equal to 0.40% of the fund's average daily net assets.

The duties and responsibilities of the investment adviser are specified in the Advisory Agreement. The Advisory Agreement was approved by the Board of Trustees (including a majority of trustees who are not parties to the Advisory Agreement or interested persons, as defined by the 1940 Act, of any such party). The Advisory Agreement is not assignable and may be terminated without penalty upon 60 days' written notice at the option of either the Fund, ATFA or by a vote of shareholders of each fund. The Advisory Agreement provides that it can be continued from year to year so long as such continuance is specifically approved annually (a) by the Board of Trustees or by a majority of the outstanding shares of each fund and (b) by a majority vote of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party cast in person at a special meeting called for such purposes.

The Advisory Agreement also provides that ATFA shall not be liable to the funds or to any shareholder for any error of judgment or mistake of law or for any loss suffered by a fund or by any shareholder in connection with matters to which the Advisory Agreement relates, except for a breach of fiduciary duty or a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard on the part of ATFA in the performance of its duties thereunder.

The fund pays its allocable share of the fees and expenses of a fund's non-interested trustees, custodian and transfer agent fees, brokerage commissions and all other expenses in connection with the execution of its portfolio transactions, administrative, clerical, recordkeeping, bookkeeping, legal, auditing and accounting expenses, interest and taxes, expenses of preparing tax returns, expenses of shareholders' meetings and preparing, printing and mailing proxy statements (unless otherwise agreed to by the funds or ATFA, expenses of preparing and typesetting periodic reports to shareholders (except for those reports the funds permit to be used as sales literature), and the costs, including filing fees, of renewing or maintaining registration of fund shares under federal and state law. The investment adviser will reimburse a fund, or waive fees, or both, whenever, in any fiscal year, the total cost to a fund of normal operating expenses chargeable to its income account, including the investment advisory fee but excluding brokerage commissions, interest, taxes and 12b-1 fees, exceeds ____% of average daily net assets.

Transamerica Investment Management, LLC serves as the sub-adviser to IDEX Transamerica Money Market.



Fund                                            Sub-Adviser                               Sub-Advisory Fee
----                                            -----------                               ----------------

IDEX Transamerica                               Transamerica                              0.15% of the fund's
  Money Market                                  Investment                                average daily net assets.
                                                Management LLC

AUSA Holding Company ("AUSA") owns 100% of the outstanding stock of IMI. AUSA also owns 100% of the outstanding shares of the Fund's distributor and transfer agent. AUSA is wholly-owned by AEGON USA, Inc., a financial services holding company located at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. AEGON USA, Inc. is a wholly-owned indirect subsidiary of AEGON N.V., a Netherlands corporation and publicly traded international insurance group.

Each of the sub-advisers also serves as investment adviser or sub-adviser to other funds and/or private accounts which may have investment objectives identical or similar to that of the funds. Securities frequently meet the investment objectives of one or all of these funds, the other funds and the private accounts. In such cases, a sub-adviser's decision to recommend a purchase to one fund or account rather than another is based on a number of factors. The determining factors in most cases are the amounts available for investment by each fund or account, the amount of securities of the issuer then outstanding, the value of those securities and the market for them. Another factor considered in the investment recommendations is other investments which each fund or account presently has in a particular industry.

It is possible that at times identical securities will be held by more than one fund or account. However, positions in the same issue may vary and the length of time that any fund or account may choose to hold its investment in the same issue may likewise vary. To the extent that more than one of the funds or private accounts served by a sub-adviser seeks to acquire or sell the same security at about the same time, either the price obtained by the funds or the amount of securities that may be purchased or sold by a fund at one time may be adversely affected. On the other hand, if the same securities are bought or sold at the same time by more than one fund or account, the resulting participation in volume transactions could produce better executions for the funds. In the event more than one fund or account purchases or sells the same security on a given date, the purchase and sale transactions are allocated among the fund(s), the other funds and the private accounts in a manner believed by the sub-advisers to be equitable to each.

                                   DISTRIBUTOR

IDEX Mutual Funds has entered into an Agreement with AFSG Securities Corporation
(AFSG) located at 4333 Edgewood Rd NE, Cedar Rapids, Iowa 52494 to act as the principal underwriter of the shares of the funds. The Underwriting Agreement will continue from year to year so long as its continuance is approved at least annually in the same manner as the Investment Advisory Agreements discussed above. A discussion of ISI's responsibilities and charges as principal underwriter of fund shares is set forth in the prospectus.

                 CUSTODIAN, TRANSFER AGENT AND OTHER AFFILIATES

State Street Bank & Trust, 801 Pennsylvania, Kansas City, Missouri 64105-1307, is custodian for the fund. The custodian is not responsible for any of the investment policies or decisions of a fund, but holds its assets in safekeeping, and collects and remits the income thereon subject to the instructions of the funds.

Idex Investor Services, Inc. ("IIS"), P. O. Box 9015, Clearwater, Florida 33758-9015, is the transfer agent for each fund, withholding agent and dividend disbursing agent. IIS is a wholly-owned subsidiary of AUSA Holding Company and thus is an affiliate of ATFA and AIMI. Each fund pays the transfer agent an annual per-account charge of $15.70 for each of its shareholder accounts in existence, $2.79 for each new account opened and $1.67 for each closed account.

State Street Bank & Trust ("State Street") is a provider of data processing and recordkeeping services for the Fund's transfer agent. Each fund may use another affiliate of State Street as introducing broker for certain portfolio transactions as a means to reduce expenses through a credit against transfer agency fees with regard to commissions earned by such affiliate. (See "Fund Transactions and Brokerage.") There were no brokerage credits received for the periods ended October 31, 1999, 1998 and 1997.

                         FUND TRANSACTIONS AND BROKERAGE

Decisions as to the assignment of fund business for each of the funds and negotiation of commission rates are made by a fund's sub-adviser, whose policy is to obtain the "best execution" (prompt and reliable execution at the most favorable security price) of all fund transactions. The Advisory Agreement and Investment Counsel Agreement for each fund specifically provide that in placing portfolio transactions for a fund, the fund's sub-adviser may agree to pay brokerage commissions for effecting a securities transaction in an amount higher than another broker or dealer would have charged for effecting that transaction as authorized, under certain circumstances, by the Securities Exchange Act of 1934.

In selecting brokers and dealers and in negotiating commissions, a fund's sub-adviser considers a number of factors, including but not limited to:

        The sub-adviser's knowledge of currently available negotiated commission rates or prices of securities and other current transaction costs;

        The nature of the security being traded;

        The size and type of the transaction;

        The nature and character of the markets for the security to be purchased or sold;

        The desired timing of the trade;

        The activity existing and expected in the market for the particular security;

        The quality of the execution, clearance and settlement services;

        Financial stability;

        The existence of actual or apparent operational problems of any broker or dealer; and

        Research products and services provided.

In recognition of the value of the foregoing factors, the sub-adviser may place portfolio transactions with a broker with whom it has negotiated a commission that is in excess of the commission another broker would have charged for effecting that transaction. This is done if the sub-adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research provided by such broker viewed in terms of either that particular transaction or of the overall responsibilities of the sub-adviser. Research provided may include:

        Furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities;

        Furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy;

        Access to research analysts, corporate management personnel, industry experts, economists and government officials; and

        Comparative performance evaluation and technical measurement services and quotation services, and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories that deliver process or otherwise utilize information, including the research described above) that assist the sub-adviser in carrying out its responsibilities.

Most of the brokers and dealers used by the funds' sub-advisers provide research and other services described above.

        A sub-adviser may use research products and services in servicing other accounts in addition to the funds. If a sub-adviser determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, a sub-adviser may allocate the costs of such service or product accordingly. The portion of the product or service that a sub-adviser determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may be a conflict of interest for a sub-adviser.

        When a fund purchases or sells a security in the over-the-counter market, the transaction takes place directly with a principal market-maker without the use of a broker, except in those circumstances where better prices and executions will be achieved through the use of a broker.

        A sub-adviser may also consider the sale or recommendation of a fund's shares by a broker or dealer to its customers as a factor in the selection of brokers or dealers to execute portfolio transactions. In placing portfolio business with brokers or dealers, a sub-adviser will seek the best execution of each transaction, and all such brokerage placement must be consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc.

        A sub-adviser may place transactions for the purchase or sale of portfolio securities with affiliates of IMI, ISI or the sub-adviser, including DST Securities, Inc., or Fred Alger & Company, Incorporated. A sub-adviser may place transactions if it reasonably believes that the quality of the transaction and the associated commission are fair and reasonable, and if overall the associated transaction costs, net of any credits described above under "Custodian, Transfer Agent and Other Affiliates," are lower than those that would otherwise be incurred. Under rules adopted by the SEC, the Fund's Board of Trustees will conduct periodic compliance reviews of such brokerage allocations and review certain procedures adopted by the Board of Trustees to ensure compliance with these rules and to determine their continued appropriateness.

                              TRUSTEES AND OFFICERS

TRUSTEES AND OFFICERS

The fund is governed by a Board of Trustees. Subject to the supervision of the Board of Trustees, the assets of each fund are managed by an investment adviser and sub-advisers, and by fund managers. The Board of Trustees is responsible for managing the business and affairs of the Fund. It oversees the operation of the Fund by its officers. It also reviews the management of the funds' assets by the investment adviser and sub-advisers. Information about the Trustees and officers of the Fund is as follows:

DISINTERESTED TRUSTEES*
-------------------------------- -------------- ------------ ---------------------------------- -------------
                                                                                                Number of
                                                 Term of                                       Funds/Portfolios
                                                  Office                                        overseen by
                                  Position(s)   and length        Principal Occupation(s)       Trustee in
                                     held         of time              or Employment            Fund Complex
      Name, Address & Age          With IDEX      served            in the past 5 years
-------------------------------- -------------- ------------ ---------------------------------- -------------
Peter R. Brown                   Vice Chairman  1986 -       Chairman of the Board, Peter       All IDEX
1180 6th Street East                            present      Brown Construction Company         funds  (31)
Treasure Island,                                             (construction contractors and
Florida  33708                                               engineers), Largo, Florida         All AEGON/
(DOB 5/10/28)                                                (1963-2000); Vice Chairman,        Transamerica
                                                             AEGON/Transamerica Series Fund,    Series Fund
                                                             Inc., Rear Admiral (Ret.) U.S.     ("ATSF")
                                                             Navy Reserve, Civil Engineer       portfolios
                                                             Corps.                             (34)
-------------------------------- -------------- ------------ ---------------------------------- -------------
Charles C. Harris                Trustee        1994 -       Director, AEGON/Transamerica       All IDEX
35 Winston Drive                                present      Series Fund, Inc.                  funds (31)
Clearwater,                                                  (1986-present); former Trustee
Florida  33756                                               of IDEX Fund, IDEX II Series       All ATSF
(DOB 7/15/30)                                                Fund and IDEX Fund 3.              Portfolios
                                                                                                (34)

-------------------------------- -------------- ------------ ---------------------------------- -------------
Russell A. Kimball, Jr.          Nominee        Current      Director, AEGON/Transamerica       All of IDEX
1160 Gulf Boulevard                             Nominee      Series Fund, Inc.                  Funds (31)
Clearwater Beach,                                            (1986-present); General Manager,
Florida  34630                                               Sheraton Sand Key Resort (resort   All ATSF
(DOB 8/17/44)                                                hotel), Clearwater, Florida        Portfolios
                                                             (1975-present)                     (34)
-------------------------------- -------------- ------------ ---------------------------------- -------------
Jack E. Zimmerman**              Trustee        1986 -       Director (December,                All IDEX
507 Saint Michael Circle                        present      1987-present), Western Reserve     funds (31)
Kettering,                                                   Life Assurance Co. of Ohio;
Ohio  45429                                                  currently retired; formerly,
(DOB 2/3/28)                                                 Director, Regional Marketing of
                                                             Marietta
                                                             Corporation
                                                             (aerospace
                                                             industry) and
                                                             Director of
                                                             Strategic Planning
                                                             of Martin Marietta
                                                             Baltimore
                                                             Aerospace.

-------------------------------- -------------- ------------ ---------------------------------- -------------
William W. Short, Jr.            Trustee        1986 -       Director, AEGON/Transamerica       All IDEX
12420 73rd Court                                present      Series Fund, Inc.                  funds (31)
Largo,                                                       (2000-present); President and
Florida 33773                                                majority shareholder of Short's,   All ATSF
(DOB 2/25/36)                                                Inc. (men's retail apparel);       Portfolios
                                                             Chairman of Southern Apparel       (34)
                                                             Corporation, S.A.C. Apparel
                                                             Corporation and S.A.C.
                                                             Distributors (nationwide
                                                             wholesale apparel distributors),
                                                             Largo, Florida.
-------------------------------- -------------- ------------ ---------------------------------- -------------
Daniel Calabria                  Trustee        1996-present Director, AEGON/Transamerica        All IDEX
7068 S. Shore Drive So.,                                     Series Fund, Inc.                  funds (31)
South Pasadena,                                              (2001-present); Trustee
Florida  33707                                               (1993-present) and President       All ATSF
(DOB 3/5/36)                                                 (1993-1995) of the Florida Tax     Portfolios
                                                             Free Funds (mutual funds);         (34)
                                                             President and Director (1995) of
                                                             Sun Chiropractic Clinics, Inc.,
                                                             Executive Vice President
                                                             (1993-1995), William R. Hough &
                                                             Co. (investment adviser,
                                                             municipal bond and underwriting
                                                             firm).
-------------------------------- -------------- ------------ ---------------------------------- -------------
Janice B. Case                   Nominee        Current      Director, AEGON/Transamerica       All IDEX
205 Palm Island NW                              Nominee      Series Fund, Inc.                  funds (31)
Clearwater, Florida 33767                                    (2001-present); Senior Vice
(DOB 9/27/52)                                                President (1996-2000), Vice        All ATSF
                                                             President (1990-1996), Director    Portfolios
                                                             of Customer Service & Marketing    (34)
                                                             (1987-1990), Florida Power
                                                             Corporation, St. Petersburg,
                                                             Florida
-------------------------------- -------------- ------------ ---------------------------------- -------------

* James L. Churchill, Bluffton, South Carolina has served as a Trustee Emeritus since March, 2001.

INTERESTED TRUSTEES
-------------------------------- -------------- ------------ ---------------------------------- -------------
                                                                                                Number of
                                                  Term of                                       Funds/Portfolios
                                                  Office                                        overseen by
                                  Position(s)   and length        Principal Occupation(s)       Trustee in
                                     held         of time              or Employment            Fund Complex
      Name, Address & Age          With IDEX      served            in the past 5 years
-------------------------------- -------------- ------------ ---------------------------------- -------------
John R. Kenney(1)                Chairman       1996-present Chairman of the Board, Director    All IDEX
P. O. Box 5068                                               and Co-CEO of Great Companies,     funds (31)
Clearwater,                                                  L.L.C.; Chairman of the Board of
Florida  33758                                               Directors, Western Reserve Life    All ATSF
(DOB 2/8/38)                                                 Assurance Co. of Ohio; Chairman    Portfolios
                                                             of the Board of Directors          (34)
                                                             (September, 1996-December,
                                                             2001), President (September,
                                                             1997-December, 2001);
                                                             AEGON/Transamerica Fund
                                                             Advisers, Inc. (investment
                                                             adviser), St. Petersburg,
                                                             Florida; Chairman of the Board
                                                             of Directors (September
                                                             1996-present),
                                                             AEGON/Transamerica Fund
                                                             Services, Inc., St. Petersburg,
                                                             Florida; Director (December,
                                                             1990-present); IDEX Management,
                                                             Inc., (investment adviser), St.
                                                             Petersburg, Florida; Trustee and
                                                             Chairman (September
                                                             1996-present),
                                                             AEGON/Transamerica Series Fund,
                                                             Inc. (investment company), St.
                                                             Petersburg, Florida.
-------------------------------- -------------- ------------ ---------------------------------- -------------

Patrick S. Baird (1)             President,     1999-present Executive Vice President, Chief    All IDEX
4333 Edgewood Road NE            Trustee                     Operating Officer (February,       funds (31)
Cedar Rapids,                                                1996-present), AEGON USA;
Iowa 52499                                                   President and Director,            All ATSF
(DOB 1/19/54)                                                AEGON/Transamerica Series Fund,    Portfolios
                                                             Inc.                               (34)

-------------------------------- -------------- ------------ ---------------------------------- -------------

OFFICERS:

-------------------------------- -------------- ------------ ---------------------------------- -------------
                                                                                                Number of
                                                  Term of                                       Funds/Portfolios
                                                  Office                                        overseen by
                                  Position(s)   and length        Principal Occupation(s)       Trustee in
                                     held         of time              or Employment            Fund Complex
      Name, Address & Age          With IDEX      served            in the past 5 years
-------------------------------- -------------- ------------ ---------------------------------- -------------
      David Bullock(1)(2)          Executive      1998 -           (information to come)        N/A
         (DOB 4/25/56)               Vice         present
                                   President

-------------------------------- -------------- ------------ ---------------------------------- -------------
     John K. Carter, Esq.            Vice                          (information to come)        N/A
         (DOB 4/24/61)            President,
                                    Senior
                                  Counsel and

                                   Secretary

-------------------------------- -------------- ------------ ---------------------------------- -------------
    Christopher G. Roetzer                                         (information to come)        N/A
         (DOB 1/11/63)
-------------------------------- -------------- ------------ ---------------------------------- -------------

------------------------------------- ----------------------------------- -----------------------------------
NAME OF TRUSTEE                       Dollar Range of Equity              Aggregate Dollar Range of Equity
                                      Securities in the Fund              Securities in All Registered
                                                                          Investment Companies Overseen by
                                                                          Trustee in Family of Investment
                                                                          Companies

------------------------------------- ----------------------------------- -----------------------------------
INFORMATION TO COME
------------------------------------- ----------------------------------- -----------------------------------

------------------- ----------------- ----------------- ----------------- ----------------- -----------------
NAME OF TRUSTEE     Name of Owners    Company           Title of Class    Value of          Percent of Class
                    and                                                   Securities
                    Relationships
                    to
                    Trustee

------------------- ----------------- ----------------- ----------------- ----------------- -----------------
Information to
come

------------------- ----------------- ----------------- ----------------- ----------------- -----------------

(1) The principal business address is P.O. Box 9015, Clearwater, Florida 33758-9015.
(2) Interested Person, as defined in the 1940 Act, and affiliated person of Investment Adviser.

The Fund pays no salaries or compensation to any of its officers, all of whom are officers or employees of either ISI, ATFA or their affiliates. Disinterested Trustees (i.e., Trustees who are not affiliated with ISI, ATFA or any of the sub-advisers) receive for each regular Board meeting: (a) a total annual retainer fee of $20,000 from the funds, of which the funds pay a pro rata share allocable to each fund based on the relative assets of the fund; plus (b) $4,000 and incidental expenses per meeting attended. Three of the Disinterested Trustees have been elected to serve on the Fund's Audit Committee, which meets twice annually. Each Audit Committee member receives a total of $2,500 per Audit Committee meeting attended in addition to the regular meetings attended. In the case of a Special Board Meeting, each of the Disinterested Trustees receives a fee of $2,500 plus incidental expenses per special meeting attended, in addition to the regular meetings attended. Any fees and expenses paid to Trustees who are affiliates of ATFA or ISI are paid by ATFA and/or ISI and not by the funds.

Commencing on January 1, 1996, a non-qualified deferred compensation plan (the "Plan") became available to Trustees who are not interested persons of the Fund. Under the Plan, compensation may be deferred that would otherwise be payable by the Fund and/or AEGON/Transamerica Series Fund, Inc., to a Disinterested Trustee or Director on a current basis for services rendered as Trustee or Director. Deferred compensation amounts will accumulate based on the value of Class A shares of a fund (without imposition of sales charge), as elected by the Trustee. It is not anticipated that the Plan will have any impact on the funds.

The following table provides compensation amounts paid to Disinterested Trustees of the Fund for the fiscal year ended October 31, 2001.



                               COMPENSATION TABLE

                                            Aggregate             Pension Or Retirement        Total Compensation Paid to
                                        Compensation From     Benefits Accrued As Part of          Trustees from Fund
Name of Person, Position               IDEX Mutual Funds *            Fund Expenses                     Complex**
------------------------               -------------------    ---------------------------      --------------------------
Peter R. Brown, Trustee                     $                           $                               $
Daniel Calabria, Trustee                    $                           $                               $
James L. Churchill, Trustee                 $                           $                               $
Charles C. Harris, Trustee                  $                           $                               $
William W. Short, Jr., Trustee              $                           $                               $
Jack E. Zimmerman, Trustee                  $                           $                               $
                                            -------                     -------                         -------
Total                                       $                           $                               $
                                            =======                     =======                         =======

---------------

* Of this aggregate compensation, the total amounts deferred (including earnings) and accrued for the benefit of the participating Trustees for the year ended October 31, 2001 were as follows: Peter R. Brown, $______; Daniel Calabria, $_____; William W. Short, Jr., $______; and Jack E. Zimmerman, $_____.

** The Fund Complex consists of IDEX Mutual Funds and AEGON/Transamerica Series Fund, Inc.

  *** Effective March 27, 2001, Mr. Churchill became a Trustee Emeritus.

The Board of Trustees has adopted a policy whereby any Disinterested Trustee of the Fund in office on September 1, 1990 who has served at least three years as a trustee may, subject to certain limitations, elect upon his resignation to serve as a trustee emeritus for a period of two years. A trustee emeritus has no authority, power or responsibility with respect to any matter of the Fund. While serving as such, a trustee emeritus is entitled to receive from the Fund an annual fee equal to one-half the fee then payable per annum to Disinterested Trustees of the Fund, plus reimbursement of expenses incurred for attendance at Board meetings.

The Fund has an Executive Committee whose members currently are John R. Kenney, Pat Baird and Peter R. Brown. The Executive Committee may perform all of the functions which may be performed by the Board of Trustees, except as set forth in the Declaration of Trust and By-Laws of the Fund or as prohibited by applicable law.

During the fiscal year ended October 31, 2001, the Fund paid $_______ in trustees fees and expenses, and no trustee emeritus fees or expenses. As of January 30, 2000, the trustees and officers held in the aggregate less than 1% of the outstanding shares of each of the funds.

                               PURCHASE OF SHARES

As stated in the prospectus, each fund offers investors a choice of four classes of shares. Class A, Class B, Class C or Class M shares of a fund can be purchased through ISI or through broker-dealers or other financial institutions that have sales agreements with ISI. Shares of each fund are sold at the net asset value per share as determined at the close of the regular session of business on the New York Stock Exchange next occurring after a purchase order is received and accepted by the fund. (The applicable sales charge is added in the case of Class A and Class M shares.) The prospectus contains detailed information about the purchase of fund shares.

                               DEALER REALLOWANCES

IDEX sells shares of its funds both directly and through authorized dealers. When you buy shares, your fund receives the entire NAV of the shares you purchase. ISI keeps the sales charge, then "reallows" a portion to the dealers through which shares were purchased. This is how dealers are compensated.

From time to time, ISI will create special promotions in which dealers earn larger reallowances in return for selling significant amounts of shares or for certain training services. Sometimes, these dealers may earn virtually the entire sales charge; at those times, they may be deemed underwriters as described in the 1933 Act.

Promotions may also involve non-cash incentives such as prizes or merchandise. Non-cash compensation may also be in the form of attendance at seminars conducted by ISI, including lodging and travel expenses, in accordance with the rules of the NASD.

Reallowances may also be given to financial institutions to compensate them for their services in connection with Class A share sales and servicing of shareholder accounts.

ISI may also pay dealers or financial institutions from its own funds or administrative services for larger accounts.


                        Class A Share Dealer Reallowances

                                                                    Reallowance to Dealers as a %
Amount of Purchase                                                         of Offering Price
------------------                                                  -----------------------------
Under $50 Thousand                                                               4.75%
$50 Thousand to under $100 Thousand                                              4.00%
$100 Thousand to under $250 Thousand                                             2.75%
$250 Thousand to under $500 Thousand                                             2.25%
$500 Thousand to under $1 Million                                                1.75%

For purchases of $1 Million and above:
$1 Million to under $5 Million                                                   1.00%
$5 Million to under $50 Million                                         Plus     0.50%
$50 Million and above                                                   Plus     0.25%




                        Class B Share Dealer Reallowances

                                                                    Reallowance to Dealers as a %
Amount of Purchase                                                         of Offering Price
------------------                                                  -----------------------------

All purchases                                                                    5.00%*
                                                                  * From time to time, ISI may
                                                                    reallow to a dealer an amount
                                                                    less than 5% on sales of Class B
                                                                    shares. In such circumstances,
                                                                    ISI will benefit directly to the
                                                                    extent the reallowance percentage
                                                                    is reduced below 5% on any
                                                                    purchase of Class B shares.




                        Class M Share Dealer Reallowances

                                                                    Reallowance to Dealers as a %
Amount of Purchase                                                         of Offering Price
------------------                                                  -----------------------------
All purchases                                                                    2.00%



                               DISTRIBUTION PLANS

As stated in the prospectus under "Investment Advisory and Other Services," each fund has adopted a separate Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (individually, a "Plan" and collectively, the "Plans"), applicable to Class A, Class B, Class C and Class M shares of the fund. This Plan is structured as a Compensation Plan.

In determining whether to approve the Distribution Plan and the Distribution Agreements, the Trustees considered the possible advantages afforded shareholders from adopting the Distribution Plans and Distribution Agreements. The Trustees were informed by representatives of ISI that reimbursements of distribution-related expenses by the Fund under the Distribution Plans would provide incentives to ISI to establish and maintain an enhanced distribution system whereby new investors will be attracted to the funds. The Trustees believe that improvements in distribution services should result in increased sales of shares in the funds. In turn, increased sales are expected to lead to an increase in a fund's net asset levels, which would enable the funds to achieve economies of scale and lower their per-share operating expenses. In addition, higher net asset levels could enhance the investment management of the funds, for net inflows of cash from new sales may enable a fund's investment adviser and sub-adviser to take advantage of attractive investment opportunities. Finally, reduced redemptions could eliminate the potential need to liquidate attractive securities positions in order to raise the capital necessary to meet redemption requests.

Under the Plans for Class A shares (the "Class A Plans"), a fund may pay ISI an annual distribution fee of up to 0.35% and an annual service fee of up to 0.25% of the average daily net assets of a fund's Class A shares; however, to the extent that a fund pays service fees, the amount which a fund may pay as a distribution fee is reduced accordingly so that the total fees payable under the Class A Plan may not exceed on an annualized basis 0.35% of the average daily net assets of a fund's Class A shares.

Under the Plans for Class B shares (the "Class B Plans"), a fund may pay ISI an annual distribution fee of up to 0.75% and an annual service fee of up to 0.25% of the average daily net assets of the fund's Class B shares.

Under the Plans for Class C shares (the "Class C Plans"), a fund may pay ISI an annual distribution fee of up to 0.75% and an annual service fee of up to 0.25% of the average daily net assets of the fund's Class C shares.

Under the Plans for Class M shares (the "Class M Plans"), a fund may pay ISI an annual distribution fee of up to 0.75% and an annual service fee of up to 0.25% of the average daily net assets of the fund's Class M shares; however, the total fee payable pursuant to the Class M Plan may not, on an annualized basis, exceed 0.90% of the average daily net assets of the fund's Class M shares.

ISI may use the fees payable under the Class A, Class B, Class C and Class M Plans as it deems appropriate to pay for activities or expenses primarily intended to result in the sale of the Class A, Class B, Class C or Class M shares, respectively, or in personal service to and/or maintenance of these shareholder accounts. For each class, these activities and expenses may include, but are not limited to:

        Compensation to employees of ISI;

        Compensation to and expenses of ISI and other selected dealers who engage in or otherwise support the distribution of shares or who service shareholder accounts;

        The costs of printing and distributing prospectuses, statements of additional information and reports for other than existing shareholders; and

        The cost of preparing, printing and distributing sales literature and advertising materials.

Under the Plans, as required by Rule 12b-1, the Board of Trustees will review, at least quarterly, a written report provided by ISI of the amounts expended by ISI in distributing and servicing Class A, Class B, Class C or Class M shares of the funds and the purpose for which such expenditures were made. For so long as the Plans are in effect, selection and nomination of the Trustees who are not interested persons of the Fund shall be committed to the discretion of the Trustees who are not interested persons of the Fund.

A Plan may be terminated as to a class of shares of a fund at any time by vote of a majority of the Disinterested Trustees, or by vote of a majority of the outstanding voting securities of the applicable class. A Plan may be amended by vote of the Trustees, including a majority of the Disinterested Trustees of the Fund and have no direct or indirect financial interest in the operation of the Plan or any agreement relating thereto, cast in person at a meeting called for that purpose. Any amendment of a Plan that would materially increase the costs to a particular class of shares of a fund requires approval by the shareholders of that class. A Plan will remain in effect for successive one year periods, so long as such continuance is approved annually by vote of the Fund's Trustees, including a majority of the Disinterested Trustees, cast in person at a meeting called for the purpose of voting on such continuance.

                                DISTRIBUTION FEES

Expenses are not listed for IDEX Transamerica Money Market as it has not commenced operations.

                          NET ASSET VALUE DETERMINATION

Net asset value is determined separately for each class of shares of a fund on each day as of the close of the regular session of business on the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. Eastern Time, Monday through Friday, except on: (i) days on which changes in the value of portfolio securities will not materially affect the net asset value of a particular class of shares of the funds; (ii) days during which no shares of a fund are tendered for redemption and no orders to purchase shares of that fund are received; or
(iii) customary national holidays on which the Exchange is closed. The per share net asset value of each class of shares of a fund is determined by adding the fund's total assets, subtracting liabilities and dividing by the number of shares outstanding. The public offering price of a Class A, Class B, Class C or Class M share of a fund is the net asset value per share plus, the applicable sales charge in the case of Class A or Class M shares. Investment securities are valued at the closing price for securities traded on a principal securities exchange (U.S. or foreign), or on the NASDAQ National Market. Investment securities traded on the over-the-counter market and listed securities for which no sales are reported for the trading period immediately preceding the time of determination are valued at the last bid price. Foreign currency denominated assets and liabilities are converted into U.S. dollars at the closing exchange rate each day. Other securities for which quotations are not readily available are valued at fair values determined in such manner as a fund's sub-adviser, under the supervision of the Board of Trustees, decides in good faith.

                        DIVIDENDS AND OTHER DISTRIBUTIONS

An investor may choose among several options with respect to dividends and capital gains distributions payable to the investor. Dividends or other distributions will be paid in full and fractional shares at the net asset value determined as of the ex-dividend date unless the shareholder has elected another distribution option as described in the prospectus. Transaction confirmations and checks for payments designated to be made in cash generally will be mailed on the payable date. The per share income dividends on Class B, Class C and Class M shares of a fund are anticipated to be lower than the per share income dividends on Class A shares of that fund as a result of higher distribution and service fees applicable to the Class B, Class C and Class M shares.

                              SHAREHOLDER ACCOUNTS

Detailed information about general procedures for Shareholder Accounts and specific types of accounts isset forth in the prospectus.

                                RETIREMENT PLANS

The Fund offers several types of retirement plans that an investor may establish to invest in shares of a fund with tax deductible dollars. Prototype retirement plans for both corporations and self-employed individuals, and for Individual Retirement Accounts, Code Section 401(k) Plans and Simplified Employee Pension Plans are available by calling or writing IDEX Customer Service. These plans require the completion of separate applications which are also available from IDEX Customer Service. State Street Bank & Trust, Kansas City, Missouri, acts as the custodian or trustee under these plans for which it charges an annual fee of up to $15.00 on each such account with a maximum of $30.00 per tax identification number. However, if your retirement plan is under custody of State Street and your combined retirement account balances per taxpayer identification number are more than $50,000, there is generally no fee. Shares of a fund are also available for investment by Code Section 403(b)(7) retirement plans for employees of charities, schools, and other qualifying employers. To receive additional information or forms on these plans, please call IDEX Customer Service at 1-888-233-4339 (toll free) or write to Idex Investor Services, Inc. at P.O. Box 9015, Clearwater, Florida 33758-9015. No contribution to a retirement plan can be made until the appropriate forms to establish the plan have been completed. It is advisable for an investor considering the funding of any retirement plan to consult with an attorney, retirement plan consultant or financial or tax advisor with respect to the requirements of such plans and the tax aspects thereof.

                              REDEMPTION OF SHARES

Shareholders may redeem their shares at any time at any price equal to the net asset value per share next determined following receipt of a valid redemption order by the transfer agent, in proper form. Payment will ordinarily be made within three days of the receipt of a valid redemption order. The value of shares on redemption may be more or less than the shareholder's cost, depending upon the market value of the fund's net assets at the time of redemption. Class B share and Class M share and certain Class A share purchases are also subject to a contingent deferred sales charge upon certain redemptions. The prospectus describes the requirements and procedures for the redemption of shares.

Shares will normally be redeemed for cash, although each fund retains the right to redeem its shares in kind under unusual circumstances in order to protect the interests of the remaining shareholders by the delivery of securities selected from its assets at its discretion. The Fund has, however, elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which a fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Net Asset Value Determination," and such valuation will be made as of the same time the redemption price is determined. Upon any distributions in kind, shareholders may appeal the valuation of such securities by writing to the Fund.

Redemption of shares may be suspended, or the date of payment may be postponed, whenever: (1) trading on the Exchange is restricted, as determined by the SEC, or the Exchange is closed except for holidays and weekends; (2) the SEC permits such suspension and so orders; or (3) an emergency exists as determined by the SEC so that disposal of securities and determination of net asset value is not reasonably practicable.

The CDSC is waived on redemptions of Class B and Class M shares (and Class A, and C, when applicable) in the circumstances described below:

(a) Redemption upon Total Disability or Death

A fund will waive the CDSC on redemptions following the death or total disability (as evidenced by a determination of the Federal Social Security Administration) of a shareholder, but in the case of total disability only as to shares owned at the time of the initial determination of disability. The transfer agent or distributor will require satisfactory proof of death or disability before it determines to waive the CDSC.

(b) Redemption Pursuant to a Fund's Systematic Withdrawal Plan

A shareholder may elect to participate in a systematic withdrawal plan ("SWP") with respect to the shareholder's investment in a fund. Under the SWP, a dollar amount of a participating shareholder's investment in the fund will be redeemed systematically by the fund on a periodic basis, and the proceeds paid in accordance with the shareholder's instructions. The amount to be redeemed and frequency of the systematic withdrawals will be specified by the shareholder upon his or her election to participate in the SWP. The CDSC will be waived on redemptions made under the SWP subject to the limitations described below.

The amount of a shareholder's investment in a fund at the time election to participate in the SWP is made with respect to the fund is hereinafter referred to as the "Initial Account Balance." The amount to be systematically withdrawn from a fund without the imposition of a CDSC may not exceed a maximum of 12% annually of the shareholder's Initial Account Balance. The funds reserves the right to change the terms and conditions of the SWP and the ability to offer the SWP.

Please Note: The amount redeemed under this waiver does not need to be under a systematic withdrawal plan. If it is not under a systematic withdrawal plan, it is limited to one redemption per calendar year up to 12% of your account balance at the time of redemption.

(c) Reinvestment Privilege

The CDSC is also waived on redemption of shares as it relates to the reinvestment of redemption proceeds in the same class of shares of another fund within 90 days after redemption.

(d) Certain Retirement Plan Withdrawals

For accounts opened prior to April 1, 2000, on withdrawals from IRS qualified and nonqualified retirement plans, individual retirement accounts, tax-sheltered accounts, and deferred compensation plans, where such withdrawals are permitted under the terms of the plan or account. (This waiver does not include transfer of asset redemptions, broker directed accounts or omnibus accounts.)

(DIAMOND) YIELD QUOTATIONS - IDEX TRANSAMERICA MONEY MARKET

From time to time the IDEX Transamerica Money Market fund may quote its yield in reports or other communications to policyholders or in advertising material. Yield quotations are expressed in annualized terms and reflect dividends of a fund declared and reinvested daily based upon the net investment income earned by a fund each day. The fund's yields fluctuate and the yield on any day for any past period is not an indication as to future yields on any investment in the fund's shares. Future yields are not guaranteed.

Yield is computed in accordance with a standardized method required by the SEC. The yields for the IDEX Transamerica Money Market are not available as the fund has not yet commenced operation. The current yield for the IDEX Transamerica Money Market is an annualization, without compounding, of the fund rate of return, and is computed by determining the net change in the value of a hypothetical pre-existing account in the fund having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original shares and any such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. The IDEX Transamerica Money Market may also calculate the compound effective annualized yields by adding 1 to the base period return (calculated as described above), raising that sum to a power equal to 365/7, and subtracting 1.

Yield information is useful in reviewing the IDEX Transamerica Money Market's performance in seeking to meet its investment objective, but, because yields fluctuate, such information cannot necessarily be used to compare an investment in shares of the fund with bank deposits, savings accounts and similar investment alternatives, which often provide an agreed or guaranteed fixed yield for a stated period of time. Also, the fund's yields cannot always be compared with yields determined by different methods used by other funds. It should be emphasized that yield is a function of the kind and quality of the instruments in the IDEX Transamerica Money Market, portfolio maturity and operating expenses.

                                      TAXES

The fund expects to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for that treatment, a fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income ("Distribution Requirement") and must meet several additional requirements. With respect to each fund, these requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of a fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that, with respect to any one issuer, do not exceed 5% of the value of the fund's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of a fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If each fund qualifies as a regulated investment company and distributes to its shareholders substantially all of its net income and net capital gains, then each fund should have little or no income taxable to it under the Code. If a fund fails to qualify as a regulated investment company, the fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to its shareholders will constitute ordinary dividend income to the extent of the fund's available earnings and profits.

A fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gains net income for the one-year period ending on October 31 of that year, plus certain other amounts. Each fund intends to distribute annually a sufficient amount of any taxable income and capital gains so as to avoid liability for this excise tax.

Dividends and interest received by a fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. However, tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes. In addition, most foreign countries do not impose taxes on capital gains in respect of investments by foreign investors and most U.S. Tax conventions preclude the imposition of such taxes.

The fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive; or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of that stock (collectively, "PFIC income"), plus interest thereon, even if the fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. If a fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then in lieu of the foregoing tax and interest obligation, the fund will be required to include in income each year its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss). This will occur even if such income and gains are not distributed to the fund and those amounts would be subject to the Distribution Requirement described above. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

In addition, another election may be available that would involve marking to market a fund's PFIC stock at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized although any such gains recognized will be ordinary income rather than capital gain. If this election were made, tax at the fund level under the excess distribution rules would be eliminated, but a fund could, in limited circumstances, incur nondeductible interest charges. A fund's intention to qualify annually as a regulated investment company may limit a fund's election with respect to PFIC stock.

The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by a fund. In order to comply with the diversification and other requirements applicable to RICs, a fund may not be able to buy or sell certain securities at certain times, so the investments utilized (and the time at which such investments are purchased and sold) may be different from what the fund might otherwise believe to be desirable. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations), and income from transactions in options, futures and forward contracts derived by a fund with respect to its business of investing in securities or foreign currencies, generally will qualify as permissible income under the Income Requirement.

The treatment of income dividends and capital gains distributions by a fund to shareholders under the various state income tax laws may not parallel that under the federal law. Qualification as a regulated investment company does not involve supervision of a fund's management or of its investment policies and practices by any governmental authority.

Shareholders are urged to consult their own tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

                                  MISCELLANEOUS
ORGANIZATION

The fund is a series of the IDEX Mutual Funds, a Massachusetts business trust that was formed by a Declaration of Trust dated January 7, 1986. The Trust currently is governed by a Restatement of Declaration of Trust ("Declaration of Trust") dated as of August 30, 1991.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Fund to issue an unlimited number of shares of beneficial interest. Shares of the Fund are fully paid and nonassessable when issued. Shares of the Fund have no preemptive, cumulative voting, conversion or subscription rights. Shares of the Fund are fully transferable but the Fund is not bound to recognize any transfer until it is recorded on the books.

The shares of beneficial interest of each fund are divided into four classes, Class A, Class B, Class C and Class M shares. Each class represents interests in the same assets of the fund and differ as follows: each class of shares has exclusive voting rights on matters pertaining to its plan of distribution or any other matter appropriately limited to that class; Class A shares are subject to an initial sales charge and are subject to a CDSC on purchases of $1 million or more if redeemed within 24 months of purchase; Class B shares are subject to a CDSC, or back-end load, at a declining rate; Class C shares are not subject to an initial sales charge or CDSC; Class M shares are subject to an initial sales charge and are subject to a CDSC if redeemed within 18 months of purchase; Class B, Class C and Class M shares are subject to higher ongoing distribution and service fees; each class may bear differing amounts of certain class-specific expenses; and each class has a separate exchange privilege. The Fund does not anticipate that there will be any conflicts between the interests of holders of the different classes of shares of the same fund by virtue of these classes. On an ongoing basis, the Board of Trustees will consider whether any such conflict exists and, if so, take appropriate action. On any matter submitted to a vote of shareholders of a series or class, each full issued and outstanding share of that series or class has one vote.

The Declaration of Trust provides that each of the Trustees will continue in office until the termination of the Trust or his earlier death, resignation, bankruptcy or removal. A meeting will be called for the election of trustees upon the written request of holders of 10% or more of the outstanding shares of the Fund. Vacancies may be filled by a majority of the remaining trustees, subject to certain limitations imposed by the 1940 Act. Therefore, it is not anticipated that annual or regular meetings of shareholders normally will be held, unless otherwise required by the Declaration of Trust or the 1940 Act. Subject to the foregoing, shareholders have the power to vote for the election and removal of trustees, to terminate or reorganize the Fund, to amend the Declaration of Trust, on whether to bring certain derivative actions and on any other matters on which a shareholder vote is required by the 1940 Act, the Declaration of Trust, the Fund's bylaws or the Trustees.

LEGAL COUNSEL AND INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

Sutherland Asbill & Brennan LLP, 1275 Pennsylvania Avenue, N.W., Washington, D.C. 20004, serves as counsel to the Fund and certain of its affiliates. PricewaterhouseCoopers LLP, 101 E. Kennedy Blvd., Suite 1500 Tampa, Florida 33602-9919 serves as independent certified public accountants for the Fund.
                                       22

                                   APPENDIX A

I. OBLIGATIONS IN WHICH THE FUND MAY INVEST (UNLESS OTHERWISE NOTED)

The fund may invest in the following obligations for temporary defensive purposes or as otherwise described in the prospectus.

A.  U.S. Government Obligations

As described in the prospectus, a fund may invest in some or all of the following types of direct obligations of the federal government, issued by the Department of the Treasury, and backed by the full faith and credit of the federal government.

Treasury Bills. Treasury bills are issued with maturities of up to one year. They are issued in bearer form, are sold on a discount basis and are payable at par value at maturity.

Treasury Notes. Treasury notes are longer-term interest bearing obligations with original maturities of one to seven years.

Treasury Bonds. Treasury bonds are longer-term interest bearing obligations with original maturities from 5 to 30 years.

B.  Obligations of Federal Agencies, Instrumentalities and Authorities

Certain federal agencies have been established as instrumentalities of the United States government to supervise and finance certain types of activities. These agencies include, but are not limited to, the Banks for Cooperatives, Federal Land Banks, Federal Intermediate Credit Banks, Federal Home Loan Banks ("FHLB"), Federal National Mortgage Association ("FNMA"), Government National Mortgage Association ("GNMA"), Export-Import Bank of the United States, and Tennessee Valley Authority ("TVA"). Issues of these agencies, while not direct obligations of the United States government, are either backed by the full faith and credit of the United States (e.g., GNMA Certificates or certain TVA bonds) or are guaranteed by the Treasury (e.g., certain other TVA bonds) or supported by the issuing agencies' right to borrow from the Treasury (e.g., FHLB and FNMA bonds). There can be no assurance that the United States government itself will pay interest and principal on securities as to which it is not legally obligated to do so.

C.  Certificates of Deposit and Time Deposits

A time deposit is a non-negotiable interest-bearing deposit with a bank which generally cannot be withdrawn prior to a specified maturity date without substantial interest penalties. A certificate of deposit ("CD") is a negotiable instrument issued by a bank against a time deposit. CDs normally can be traded in the secondary market prior to maturity, and are thus more liquid than other forms of time deposits. The funds will only invest in U.S. dollar denominated time deposits and CDs representing deposits in U.S. banks with assets of $1 billion or more, whose deposits are insured by the Federal Deposit Insurance Corporation.

D.  Commercial Paper

Commercial paper refers to short-term unsecured promissory notes issued by commercial and industrial corporations to finance their current operations. Commercial paper may be issued at a discount and redeemed at par, or issued at par with interest added at maturity. The interest or discount rate depends on general interest rates, the credit standing of the issuer, and the maturity of the note, and generally moves in tandem with rates on large CDs and Treasury bills. An established secondary market exists for commercial paper, particularly that of stronger issuers which are rated by Moody's Investors Service, Inc. and Standard and Poor's Ratings Group. Investments in commercial paper are subject to the risks that general interest rates will rise, that the credit standing and outside rating of the issuer will fall, or that the secondary market in the issuer's notes will become too limited to permit their liquidation at a reasonable price.

E.  Bankers' Acceptances

A bankers' acceptance is a negotiable short-term draft, generally arising from a bank customer's commercial transaction with another party, with payment due for the transaction on the maturity date of the customer's draft. The draft becomes a
                                       A-1
bankers' acceptance when the bank, upon fulfillment of the obligations of the third party, accepts the draft for later payment at maturity, thus adding the bank's guarantee of payment to its customer's own obligation. In effect, a bankers' acceptance is a post-dated certified check payable to its bearer at maturity. Such acceptances are highly liquid, but are subject to the risk that both the customer and the accepting bank will be unable to pay at maturity. A fund may invest in U.S. dollar denominated bankers' acceptances issued by U.S. banks, their foreign branches, and by U.S. branches of foreign banks.

F.  Repurchase Agreements for U.S. Government Securities

Subject to its investment restrictions, a fund may enter into repurchase agreements with banks and dealers for securities of or guaranteed by the U.S. government, under which the fund purchases securities and agrees to resell the securities at an agreed upon time and at an agreed upon price. The difference between the amount a fund pays for the securities and the amount it receives upon resale is accrued as interest and reflected in the fund's net investment income. When a fund enters into repurchase agreements, it relies on the seller to repurchase the securities. Failure to do so may result in a loss for the fund if the market value of the securities is less than the repurchase price. Under the 1940 Act, repurchase agreements may be considered collateralized loans by a fund.

At the time a fund enters into a repurchase agreement, the value of the underlying security including accrued interest will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the underlying security including accrued interest will continue to be at least equal to the value of the repurchase agreement.

Although repurchase agreements carry certain risks not associated with direct investment in securities, a fund intends to enter into repurchase agreements only with banks and dealers in transactions which the fund's sub-adviser believes present minimal credit risks in accordance with guidelines adopted by the Trustees. To the extent that proceeds from any sales of collateral upon a default in the counterparty's obligation to repurchase were less than the repurchase price, the fund would suffer a loss. If the counterpart's petitions for bankruptcy or otherwise becomes subject to bankruptcy or liquidation proceedings, there might be restrictions on a fund's ability to sell the collateral and the fund could suffer a loss.

II. OTHER SECURITIES IN WHICH THE FUNDS MAY INVEST

A.  Corporate Debt Securities

A fund may invest in corporate bonds, notes and debentures of long and short maturities and of various grades, including unrated securities. Corporate debt securities exist in great variety, differing from one another in quality, maturity, and call or other provisions. Lower grade bonds, whether rated or unrated, usually offer higher interest income, but also carry increased risk of default. Corporate bonds may be secured or unsecured, senior to or subordinated to other debt of the issuer, and, occasionally, may be guaranteed by another entity. In addition, they may carry other features, such as those described under "Convertible Securities" and "Variable or Floating Rate Securities," or have special features such as the right of the holder to shorten or lengthen the maturity of a given debt instrument, rights to purchase additional securities, rights to elect from among two or more currencies in which to receive interest or principal payments, or provisions permitting the holder to participate in earnings of the issuer or to participate in the value of some specified commodity, financial index, or other measure of value.

B.  International Agency Obligations

A fund may invest in bonds, notes or Eurobonds of international agencies. Examples are securities issued by the Asian Development Bank, the European Economic Community, and the European Investment Bank. The funds may also purchase obligations of the International Bank for Reconstruction and Development which, while technically not a U.S. government agency or instrumentality, has the right to borrow from the participating countries, including the United States.

C.  Bank Obligations or Savings and Loan Obligations


Subject to its investment restrictions, a fund may purchase certificates of deposit, bankers' acceptances and other debt obligations of commercial banks and certificates of deposit and other debt obligations of savings and loan associations ("S&L's"). Certificates of deposit are receipts from a bank or an S&L for funds deposited for a specified period of time at a specified rate of return. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. These instruments may be issued by institutions of any size, may be of any maturity, and may be insured or uninsured. The quality of bank or savings and loan obligations may be affected by such factors as (a) location -- the strength of the local economy will often affect financial institutions in the region, (b) asset mix -- institutions with substantial loans in a troubled industry may be weakened by those loans, and (c) amount of equity capital -- under-capitalized financial institutions are more vulnerable when loan losses are suffered. The sub-adviser will evaluate these and other factors affecting the quality of bank and savings and loan obligations purchased by a fund, but the fund is not restricted to obligations or institutions which satisfy specified quality criteria.

D.  Variable or Floating Rate Securities

Subject to its investment restrictions, a fund may purchase variable rate securities that provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable and floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

E.  Preferred Stocks

Subject to a fund's investment restrictions, a fund may purchase preferred stocks. Preferred stocks are securities which represent an ownership interest in a corporation and which give the owner a prior claim over common stock on the corporation's earnings and assets. Preferred stock generally pays quarterly dividends. Preferred stocks may differ in many of their provisions. Among the features that differentiate preferred stocks from one another are the dividend rights, which may be cumulative or non-cumulative and participating or non-participating, redemption provisions, and voting rights. Such features will establish the income return and may affect the prospects for capital appreciation or risks of capital loss.

F.  Convertible Securities

Subject to its investment restrictions, a fund may invest in debt securities convertible into or exchangeable for equity securities, or debt securities that carry with them the right to acquire equity securities, as evidenced by warrants attached to such securities or acquired as part of units of the securities. Such securities normally pay less current income than securities without conversion features, but add the potential opportunity for appreciation from enhanced value for the equity securities into which they are convertible, and the concomitant risk of loss from declines in those values.

G.  Common Stocks

Subject to its investment restrictions, a fund may invest in common stocks. Common stocks are junior to the debt obligations and preferred stocks of an issuer. Hence, dividend payments on common stocks should be regarded as less secure than income payments on corporate debt securities.

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                                                            [MUNDER CAPIAL LOGO]
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                                         PACIFIC INVESTMENT MANAGEMENT CO [LOGO]

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                                   PROSPECTUS

                               [GRAPHIC OMITTED]


                                  MARCH 1, 2002

    Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

             IDEX JANUS GLOBAL IS NOT AVAILABLE FOR NEW INVESTORS.

                           NOTICE OF PRIVACY POLICY





                    THIS PAGE IS NOT PART OF THE PROSPECTUS

                     IDEX Transamerica Protected Principal



The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.



                               IDEX Mutual Funds


                     IDEX Transamerica Protected Principal


                 Supplement Dated March 1, 2002 to Prospectus



                              Dated March 1, 2002



 THIS INFORMATION SUPPLEMENTS THE FUND'S PROSPECTUS DATED MARCH 1, 2002. THIS
   SUPPLEMENT AND THE PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST
          ANOTHER COPY OF THE PROSPECTUS, PLEASE CALL 1-888-233-4339.



                             INTRODUCTION TO IDEX


                       TRANSAMERICA PROTECTED PRINCIPAL



THE OFFERING PHASE will run from March 1, 2002 through June 1, 2002. All monies to purchase shares during the Offering Phase must be received no later than June 1, 2002.



This supplement is designed to help you make informed decisions about your investments. Please read it carefully.



Who should invest in the Fund?



The IDEX Transamerica Protected Principal Fund may suit you if you:



   .   have an investment time horizon of at least five years



   . are a conservative investor who seeks potential for growth but places a premium on capital preservation.



General Information About the Fund



The IDEX Transamerica Protected Principal fund ("Fund") has an Offering Phase and a Guarantee Period. Shares of the Fund will be offered during the Offering Phase but will not be offered during the Guarantee Period, except in connection with reinvestment of dividends. The Offering Phase will run from March 1, 2002 through June 1, 2002. All applications to purchase shares during the Offering Phase must be received by the transfer agent no later than June 1, 2002. During the Offering Phase, Fund assets will be invested exclusively in short-term instruments. Once the Offering Phase terminates, the Guarantee Period begins.



The Guarantee Period will run from June 1, 2002 through June 1, 2007 (Guarantee Maturity Date). During the Guarantee Period, the Fund seeks to participate in favorable equity market conditions while preserving at least the principal amount of the Fund as of the inception of the Guarantee Period. The Fund guarantees that the value of each shareholder's account on the Guarantee Maturity Date will be no less than the value of that shareholder's account as of the inception of the Guarantee Period less certain expenses (Guarantee) provided that all dividends and distributions received from the Fund have been reinvested and no shares have been redeemed. If a shareholder takes any distributions or dividends in cash instead of reinvesting them, or if any shares are redeemed before the Guarantee Maturity Date, or if there are expenses incurred by the Fund which are not covered by the Expense Limitation Agreement with the Fund's Adviser, the shareholder's guaranteed amount will be reduced as more fully described below. The Fund's Guarantee is backed by an unconditional, irrevocable financial guarantee pursuant to a financial guarantee insurance policy issued to IDEX Mutual Funds for the benefit of the shareholders of the Fund by
   Insurance Corporation. The financial guarantor may be an affiliate of the Fund.



The Fund's investment objectives may be changed by the IDEX Board of Trustees without shareholder approval.



The Fund is a series of IDEX Mutual Funds, a Massachusetts business trust.



                                          Adviser


                                          AEGON/Transamerica Fund Advisers, Inc.


                                          Sub-Adviser


                                          Transamerica Investment Management,
                                          Inc.



                          GUARANTEE PERIOD OBJECTIVE



During the Guarantee Period, the Fund seeks to participate in favorable equity market conditions while preserving at least the principal amount of the Fund as of the inception of the Guarantee Period.



                          PERIOD INVESTMENT STRATEGY



Under normal market conditions, during the Guarantee Period the Fund's assets are allocated between an:



   .   Equity Component, consisting primarily of common stocks, and a



   .   Fixed Component, consisting primarily of U.S. Government securities



Equity Component -- the Equity Component will be managed by the Sub-Adviser to the Fund, subject to oversight by the Adviser. The Sub-Adviser will employ an Enhanced Index Strategy. That strategy means that the Sub-Adviser invests at least 80% of the Equity Component's net assets in stocks included in the Standard and Poor's 500 Index (S&P 500), although the weightings of the stocks will vary somewhat from their respective weightings in the S&P 500, as described below. The Equity Component may also include up to 20% of S&P 500 futures contracts. The S&P 500 is a stock market index comprised of common stocks of 500 of the largest publicly traded companies in the U.S. selected by Standard and Poor's Corporation (S&P).



The Sub-Adviser manages the Equity Component by overweighting those stocks that it believes will outperform the S&P 500 and underweighting (or avoiding altogether) those stocks that it believes will underperform the S&P 500. Stocks that the Sub-Adviser believes are likely to match the performance of the S&P 500 are invested in proportion to their representation in the Index. To determine which stocks to weight more or less heavily, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. At any one time, the Equity Component must hold 400 stocks and generally holds between 400 and 450 stocks included in the S&P 500. Although the Equity Component will not hold all of the stocks in the S&P 500, the Sub-Adviser expects that there will be a close correlation between the performance of the Equity Component and that of the S&P 500 in both rising and falling markets.



The Fund may use futures for hedging purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price on a designated date. During the Guarantee Period, the Fund may only invest in futures contracts on the S&P 500 and U.S. Treasury securities.



Fixed Component -- the Sub-Adviser looks to select investments for the Fixed Component with financial characteristics that will, at any point in time, closely resemble those of a portfolio of zero coupon bonds which mature within one month of the Guarantee Maturity Date. The Fixed Component will consist primarily of securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities of a short- to intermediate-duration. Duration refers to the sensitivity of fixed income securities to interest rate changes. Generally, fixed income securities with shorter durations are less sensitive to changes in interest rates. These securities include STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. The Fixed Component may also include corporate bonds rated AA- or higher by S&P and/or Aa3 or higher by Moody's Investors Service, Inc., futures on U.S. Treasury securities and money market instruments.



Asset Allocation -- the Sub-Adviser uses a proprietary computer model to determine, on an ongoing basis, the percentage of assets allocated to the Equity Component and to the Fixed Component. The model evaluates a number of factors, including, but not limited to:



   . the market value of the Fund's assets as compared to the aggregate guaranteed amount;



   .   the prevailing level of interest rates;



   .   equity market volatility; and



   .   the length of time remaining until the Guarantee Maturity Date



The model will determine the initial allocation between the Equity Component and the Fixed Component on the first day of the Guarantee Period and will evaluate the allocations on a daily basis thereafter. Generally, as the market value of the Equity Component rises, more assets are allocated to the Equity Component, and as the market value of the Equity Component declines, more assets are allocated to the Fixed Component.[GRAPHIC REMOVED HERE]The model may require the Fund to have a portfolio turnover rate in excess of 200%. Portfolio turnover refers to the frequency of portfolio transactions and the percentage of portfolio assets being bought and sold during the year.



Transition Period. After the Guarantee Maturity Date, the Fund will, in the ordinary course of its investment activities, sell any fixed-income securities remaining in its portfolio and purchase stocks included in the S&P 500 and S&P 500 futures contracts as soon as reasonably practicable, in order to conform its holdings to the Fund's Index Plus LargeCap Period investment objective as described later in the Prospectus.



                            GUARANTEE PERIOD RISKS



The principal risks of an investment in the Fund during the Guarantee Period are those generally attributable to stock and bond investing. The success of the Fund's strategy depends on the Sub-Adviser's ability to allocate assets between the Equity Component and the Fixed Component and in selecting investments within each component. Because the Fund invests in both stocks and bonds, the Fund may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor.



The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The performance of the Equity Component also depends significantly on the Sub-Adviser's skill in determining which securities to overweight, underweight or avoid altogether.

The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. The market value of a zero coupon bond portfolio (which may include STRIPS) generally is more volatile than the market value of a portfolio of fixed income securities with similar maturities that pay interest periodically. With corporate bonds, there is a risk that the issuer will default on the payment of principal or interest.



If interest rates are low (particularly at the inception of the Guarantee Period), Fund assets may be largely invested in the Fixed Component in order to increase the likelihood of preserving the value of the Fund as measured at the inception of the Guarantee Period. In addition, if during the Guarantee Period the equity markets experience a major decline, the Fund's assets may become largely or entirely invested in the Fixed Component. In fact, if the value of the Equity Component were to decline by 30% in a single day, a complete and irreversible reallocation to the Fixed Component may occur. In this circumstance, the Fund would not participate in any subsequent recovery in the equity markets. Use of the Fixed Component reduces the Fund's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is more heavily invested in equities. In addition, the terms of a Financial Guaranty Agreement executed in connection with the Guarantee prescribes the manner in which the Fund must be managed during the Guarantee Period. Accordingly, the Financial Guaranty Agreement could limit the Sub-Adviser's ability to alter the management of the Fund during the Guarantee Period in response to changing market conditions.



The use of futures contracts by the Fund can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the investment. In addition, while a hedging strategy can guard against potential risks for the Fund as a whole, it adds to the Fund's expenses and may reduce or eliminate potential gains. There is also a risk that a futures contract intended as a hedge may not perform as expected.



The asset allocation process results in additional transaction costs such as brokerage commissions. This process can have an adverse effect on the performance of the Fund during periods of increased equity market volatility. In addition, a high portfolio turnover rate, which may also have an adverse effect on the performance of the Fund, may increase the Fund's transaction costs.



The asset allocation process and sale of fixed-income securities in connection with the transition period may also result in the realization of additional gains to the Fund and may therefore also increase the tax liability of shareholders. The Fund will distribute any net gains and income to shareholders. Such distributions are taxable to shareholders even if the distributions are reinvested in the Fund.



Shares of the Fund may fall in value and you could lose money by investing in the Fund if you redeem your shares prior to the Guarantee Maturity Date or if you continue to hold Fund shares after the Guarantee Maturity Date.



These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," in this prospectus.



Other Principal Risks of Investing in the Fund



If Fund assets do not reach $        million by the end of the Offering Phase,
or in the event of severe market volatility or adverse market conditions during the Offering Phase, the Board reserves the right to liquidate the Fund. In that event, the Fund will not commence the Guarantee Period, but instead will continue to be invested in short-term instruments. Fund shareholders will then be entitled to receive the greater of: (a) their initial investment (including the amount of their Class A front-end sales load, if applicable) or (b) the then current net asset value (NAV) of their shares.



If you may need access to your money at any point prior to the Guarantee Maturity Date or if you prefer to receive your dividends and distributions in cash, you should consider the appropriateness of investing in the Fund. Redemptions made for any reason prior to the Guarantee Maturity Date will be made at NAV, may be subject to a contingent deferred sales charge (CDSC) and are not eligible for the Guarantee. Any distributions that you receive in the form of cash will reduce your Guarantee, as described later in the Prospectus. Also, certain Fund expenses are not covered by the Expense Limitation Agreement with the Adviser, such as interest, taxes and extraordinary expenses and the amount of any such expenses is not covered by the Guarantee.



For a description of additional principal risks, see "Other Principal Risks of Investing in the Fund" below and "More Information About Risks" later in this Prospectus.



How the Fund has Performed



Because the Fund is new, it does not have performance information an investor may find useful in evaluating the risks of investing in the Fund.



                            WHAT YOU PAY TO INVEST



There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the Fund. The tables that follow show the fees and expenses for the Fund.



Fees You Pay Directly



                                               Class of Shares
                                         ------------------------
                                            A      B    C     M
                                         ------- ----- ---- -----
Maximum sales charge (load)
Imposed on purchases
(as a  % of offering price)               5.50%  None  None  1.00%
Maximum deferred sales                   None(a) 5.00% None 1.00%(b)
(as a percentage of purchase price or
redemption proceeds, whichever is lower)



Annual Fund operating expenses (expenses that are deducted from fund assets) (d)



                                               Class of Shares
                                           -----------------------
                                             A     B     C     M
                                           ----- ----- ----- -----
             % of average daily net assets
             Management Fees
             Management Fees
             (12b-1) fees                  0.35% 1.00% 1.00% 0.90%
             Other expenses (e)
             Total annual fund operating
             Expenses (d)
             Expense reduction (c)
             Net operating expenses

-----------------

(a)Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.


(b)Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.


(c)Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. for expenses that exceed 1.40%, excluding 12b-1 fees.

(d)Annual fund operating expenses are estimated based on the fund's expenses for the fiscal year ended 10/31/01.


(e)The "Other Expenses" include the guarantee fees.


(f)



Examples



This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.



If the shares are redeemed at the end of each period:



                                   1 year 3 year
                                   ------ ------
                               A
                               B**
                               C
                               M



If the share are not redeemed at the end of each period:



                                   1 year 3 year
                                   ------ ------
                               A
                               B**
                               C
                               M

-----------------

   *Examplesfor Class B shares assume they will convert to Class A shares eight years after you purchase them.



                                 THE GUARANTEE



[GRAPHIC REMOVED HERE]



While the Fund seeks to provide investors with the upside earnings potential available in rising equity markets, the Fund provides a hedge against a falling equity marketplace. The Fund guarantees that on the Guarantee Maturity Date, each shareholder will be entitled to redeem his or her shares for an amount no less than the Guarantee per Share. The Guarantee per Share will equal the NAV per share on the last day of the Offering Phase, and thereafter will be adjusted to reflect any dividends and distributions made by the Fund. A shareholder who automatically reinvests all such dividends and distributions and does not redeem any shares during the Guarantee Period will be entitled to redeem his or her shares held on the Guarantee Maturity Date for an amount no less than his or her account value at the inception of the Guarantee Period, less expenses not covered by the Expense Limitation Agreement (Guaranteed Amount). The Fund's Guarantee is backed by an unconditional and irrevocable
financial guarantee from     pursuant to a financial guarantee insurance policy
issued by     for the benefit of the shareholders of the Fund. The Fund will
pay to     a fee equal to % of the average daily net assets of the Fund during the Guarantee Period for providing the financial guarantee insurance policy. If, on the Guarantee Maturity Date, the actual NAV per share is less than the
Guarantee per Share,     will pay to the Fund an amount sufficient to ensure
that each shareholder is entitled to redeem his or her shares for an amount
equal to his or her Guaranteed Amount. See the SAI or call     for additional
details regarding the Guarantee and the Expense Limitation Agreement.

In summary, a shareholder who maintains his or her Fund investment through the Guarantee Maturity Date, makes no redemptions, and reinvests all dividends and distributions will be entitled to redeem his or her shares held as of the Guarantee Maturity Date for the Guaranteed Amount plus any accrued interest earned during the Offering Phase and less any applicable CDSC.



Example. Assume you invested $20,000 in Class A shares when the NAV was $10.00
per share. After deducting your sales load of 5.50%, $    will be invested in
Class A shares and you will have shares in your account. Assume further that at the end of the day preceding the inception of the Guarantee Period (June 1, 2002), the NAV for Class A shares has increased to $10.02 per share due to appreciation of the Fund during the Offering Phase. Your Guaranteed Amount is based on the NAV determined on the evening of June 1, 2002. To calculate your full guarantee, multiply the shares you own on June 1, 2002 by the NAV per share for your class of shares on June 1, 2002. Using our example:



                    Shares you own on June 1, 2002


                    NAV per share of Class A shares on June 1, 2002


                    Your Guaranteed Amount



Your Guaranteed Amount will not change during the Guarantee Period as long as you reinvest all your dividends and distributions and make no withdrawals prior to the Guarantee Maturity Date. It will be reduced to the extent the Fund incurs expenses not covered by the Expense Limitation Agreement. Redemptions of shares during the Guarantee Period will decrease the Guaranteed Amount to which a shareholder is entitled. If a shareholder redeems shares in the Fund, he or she will then hold fewer shares at the then current Guarantee per Share, thereby reducing the Guaranteed Amount for the shareholder. Redemptions made from the Fund prior to the Guarantee Maturity Date will be made at NAV, which may be higher or lower than the NAV at the inception of the Guarantee Period. For certain shareholders, redemptions made prior to the Guarantee Maturity Date may also be subject to a CDSC.



The Guarantee per Share will decline as dividends and distributions are made to shareholders. If a shareholder automatically reinvests dividends and distributions in the Fund, he or she will hold a greater number of shares at a reduced Guarantee per Share following payment of a dividend or distribution. The result would be to preserve the Guaranteed Amount he or she was entitled to before the dividend or distribution was made. If a shareholder instead elects to receive any dividends or distributions in cash, he or she will hold the same number of shares at the reduced Guarantee per Share following payment of a dividend or distribution. This will reduce the Guaranteed Amount that such shareholder was entitled to before the dividend or distribution was made.



Example. Assume you reinvest your dividends and distributions. The number of shares you own in the Fund will increase at each declaration date. Although the number of shares in your account increases, and the Guarantee per Share decreases, your Guaranteed Amount does not change.



Using our example, assume it is now December 11, 2002 and the Fund declares a
dividend of $    per share. Also, assume that the Class A NAV is $    per share
at the end of the day on December 11, 2002.



To recalculate your Guarantee per Share:



    1. Determine the value of your dividend. Your total dividend will equal the per share dividend multiplied by the number of shares you own the day before the dividend is declared. In our example, we will multiply
       shares by $     per share to arrive at $    .



    2. Determine the number of shares that will get added to your account when your dividend is reinvested. Your additional shares equal the value of your dividend divided by the ending NAV per share on the day the
       dividend was declared. In our case, $     divided by $     or
       shares.

    3. Adjust your account for your additional shares. Add      and      to
       arrive at your new share balance of       .



    4. Determine your new Guarantee per Share. Take your original Guaranteed Amount and divide by your new share balance. Using our example, divide $
           by      shares to arrive at the new Guarantee per Share of $       .
       Your Guaranteed Amount still equals $       .



This calculation is repeated every time the Fund declares a dividend. Although shareholders can perform this calculation themselves, the Fund will recalculate the Guarantee per Share for each class of shares whenever the Fund declares a dividend. Shareholders will be informed of the new Guarantee per Share, but they can obtain this information at any time by calling (888) 233-IDEX (4339).



See "Dividends, Distribution and Taxes -- Taxes in Relation to the Financial Guarantee" for additional details regarding the financial guarantee.

IDEX MUTUAL FUNDS

Table of Contents


                All About the IDEX Funds:
                [_]GROWTH FUNDS
                Great Companies -- America/SM/..............   2
                Goldman Sachs Growth........................   4
                Janus Growth................................   6
                Jennison Equity Opportunity.................   8
                Morningstar
                 Conservative Asset Allocation..............  10
                 Moderate Asset Allocation..................  13
                 Moderately Aggressive Asset Allocation.....  16
                 Aggressive Asset Allocation................  19
                Salomon Investors Value.....................  22
                Salomon All Cap.............................  24
                Transamerica Equity.........................  26
                [_]AGGRESSIVE GROWTH FUNDS
                Alger Aggressive Growth.....................  28
                Great Companies -- Technology/SM/...........  30
                Isabelle Small Cap Value....................  32
                Janus Capital Appreciation..................  34
                Munder Net50................................  36
                Pilgrim Baxter Mid Cap Growth...............  38
                Pilgrim Baxter Technology...................  40
                Transamerica Small Company..................  42
                T. Rowe Price Small Cap.....................  44
                [_]INTERNATIONAL/GLOBAL FUNDS
                American Century International..............  46
                Gabelli Global Growth.......................  48
                Great Companies -- Global/2/................  50
                *Janus Global...............................  52
                *(NOTE: Closed to new investors)
                [_]GROWTH & INCOME FUNDS
                American Century Income & Growth............  54
                Janus Growth & Income.......................  56
                Transamerica Convertible Securities.........  58
                T. Rowe Price Health Sciences...............  60
                T. Rowe Price Tax-Efficient.................  63
                [_]BALANCED FUNDS
                Janus Balanced..............................  65
                LKCM Strategic Total Return.................  67
                Transamerica Value Balanced.................  69
                [_]FIXED INCOME FUNDS
                Transamerica Conservative High Yield Bond...  71
                Federated Tax Exempt........................  73
                Janus Flexible Income.......................  75
                PIMCO Total Return..........................  77
                [_]CAPITAL PRESERVATION
                Transamerica Money Market...................  80
                Explanation of Strategies and Risks.........  82
                How the IDEX Funds are Managed and Organized  84
                Shareholder Information.....................  91
                [_]Opening an Account.......................  91
                [_]How to Sell Shares.......................  91
                [_]How to Exchange Shares...................  91
                [_]Other Account Information................  92
                Performance Information..................... 100
                [_]Yield.................................... 100
                [_]Total Return............................. 100
                [_]Similar Sub-Adviser Performance.......... 100
                Distribution Arrangements................... 103
                Financial Highlights........................ 105
                Notes to Financial Highlights...............
                Appendix A.................................. A-1



IDEX Mutual Funds ("Fund") consists of 38 individual funds. Each fund invests in a range of securities, such as stocks and/or bonds. Please read this prospectus carefully before you invest or send money. It has been written to provide information and assist you in making an informed decision. If you would like additional information, please request a copy of the Statement of Additional Information (SAI) (see back cover).


In addition, we suggest you contact your financial professional or an IDEX customer service representative, who will assist you.


TO HELP YOU UNDERSTAND . . .

In this prospectus, you'll see symbols like the ones below. These are "icons," graphic road signs that let you know at a glance the subject of the nearby paragraphs. The icons serve as tools for your convenience as you read this prospectus.

[LOGO] Target Logo
      The target directs you to a fund's goal or objective.


[LOGO] Rook Logo
      The chess piece indicates discussion about a fund's strategies.


[LOGO] Caution Sign
      The warning sign indicates the risks of investing in a fund.


[LOGO] Bar Chart Logo
      The graph indicates investment performance.


[LOGO] Dollar Sign Logo
      The dollar sign indicates fees and expenses you may incur.


[LOGO] Question Mark Logo
      The question mark provides additional information about the Fund or may direct you to sources for further information.


An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

IDEX Great Companies -- America/SM/


SUMMARY OF RISKS AND RETURNS

[LOGO] Target Logo
      Objective

The objective of IDEX Great Companies -- America/SM/ is long-term growth of capital.

[LOGO] Rook Logo
      Principal Strategies
      and Policies

The fund's sub-adviser, Great Companies, L.L.C. (Great Companies), seeks to achieve this objective by investing principally in:

 .  large-cap stocks

The fund seeks to invest in common stocks of large, established, United States based companies. Stocks for this fund are selected by Great Companies from a group of companies that it has identified, in its opinion, as being "great companies."

To be considered a "great company" candidate by the sub-adviser, the sub-adviser will initially determine if a company meets certain of the following criteria: be highly regarded by management experts; be publicly traded; be incorporated in the United States; have been in business for at least 50 years and survived the founder; have a market cap in excess of $15 billion; be a global company (at least 40% of its revenues outside the U.S.); be engaged in what the sub-adviser considers to be "terrific businesses"; have a "protective barrier" such as superior brand franchises; consider employees to be a company's most valuable asset; have, in the sub-adviser's opinion, "world class management"; and be an innovation-driven company that, in the sub-adviser's opinion, can convert changes into opportunities. Each company's common stock (and its predecessors) must have outperformed the Standard & Poor's 500 Composite Stock Index (S&P 500) over the ten-year period ended December 29, 2000. The sub-adviser will use the S&P 500 as the performance benchmark for the fund.

To determine which "great company" in which the fund should invest, Great Companies uses Intrinsic Value investing. Intrinsic Value is the discounted value of the estimated amount of cash that can be taken out of a business during its remaining life. It is an estimate rather than a precise figure, and changes when interest rates move or when forecasts of future cash flows are
revised. Please see page    for a complete description of Intrinsic Value
investing.


Great Companies strives to manage the fund in a tax efficient manner. The fund seeks to minimize capital gains distributions through its investment strategy.


[LOGO] Caution Sign
      Principal Risks

The fund is subject to the following principal investment risks:

 .  Stocks

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

 .  Established Company Stocks

Because companies in which this fund invests must have been in existence for at least a 50-year period, certain sector stocks, which would otherwise present attractive investment opportunities, will not be selected for the fund.

 .  Proprietary Research

Proprietary forms of research may not be effective and may cause overall returns to be lower than if other forms of research are used.

This fund is non-diversified.

You may lose money if you invest in this fund.

These and other risks are fully described in the section entitled "Explanation
of Strategies and Risks," beginning on page   .


  What is a Non-Diversified Fund?
  A "non-diversified" fund has the ability to take larger positions in a smaller number of issuers. To the extent a fund invests in a greater portion of its assets in the securities of a smaller number of issuers, it may be more susceptible to any single economic, political or regulatory occurrence than a widely diversified fund and may be subject to a greater loss with respect to its portfolio securities. However, to meet federal tax requirements, at the close of each quarter the fund may not have more than 25% of its total assets invested in any one issuer, and, with respect to 50% of its total assets, not more than 5% of its total assets in one issuer.


 .  Investor Profile

The fund may be appropriate for investors who seek long-term growth of capital and who can tolerate fluctuations inherent in stock investing.

[LOGO] Bar Chart Logo
      Past Performance

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Standard & Poor's 500 Composite Stock Index (S&P 500), a widely recognized unmanaged index of stock performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
-----------------------------------------

Year-by-year total return as of 12/31 each year (%)

                                Class A Shares


                                    [CHART]


IDEX GREAT COMPANIES - AMERICA

-----------------------------------------

                                      Quarter Ended Return
                      Class A Shares: ------------- ------
                      Best Quarter:        --         --
                      Worst Quarter:       --         --

-----------------------------------------


Average annual total returns as of 12/31/01



                                              5 Years  10 Years
                                              (or Life (or Life
                                     One Year of Fund) of Fund)
----------------------------------------------------------------
Return before taxes                      %        %        %
Return after taxes on distributions*     %        %        %
Return after taxes on distributions
 and sale of fund shares*                %        %        %
----------------------------------------------------------------
Index                                    %        %        %
(reflects no deduction for fees,
 expenses, or taxes)
----------------------------------------------------------------


* The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

[LOGO] Dollar Sign Logo
      Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
-----------------------------------------
-----------------------------------------
Shareholder fees (fees paid directly from your investment)

                                  Class of Shares
                              A        B    C     M
---------------------------------------------------------
Maximum sales charge (load)
imposed on purchases
(as a % of offering price)  5.50%     None None 1.00%
Maximum deferred sales
charge (load)                None(a) 5.00% None 1.00%(b)

(as a percentage of purchase price or
redemption proceeds,whichever is lower)
-----------------------------------------
-----------------------------------------
Annual fund operating expenses (expenses that are deducted from fund assets)

% of average daily net assets     Class of Shares
                                A     B     C     M
------------------------------------------------------
  Management fees             0.80% 0.80% 0.80% 0.80%
  Distribution and service
  (12b-1) fees                0.35% 1.00% 1.00% 0.90%
  Other expenses                  %     %     %     %
                              -----------------------
  Total annual fund
  operating expenses              %     %     %     %
  Expense reduction (c)                       %     %
                              -----------------------
  Net operating expenses          %     %     %     %
-----------------------------------------------------

(a)Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b)Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c)Contractual arrangement with Idex Management, Inc. through 4/30/03, for expenses that exceed 1.20%, excluding 12b-1 fees.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are
below a minimum balance due to redemptions. See page   .
-----------------------------------------
-----------------------------------------
Example

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:


Share Class 1 year 3 years 5 years 10 years
--------------------------------------------
     A        $       $      $        $
    B*        $       $
     C        $       $
     M        $       $
-------------------------------------------


If the shares are not redeemed:


Share Class 1 year 3 years 5 years 10 years
--------------------------------------------
     A        $       $      $        $
    B*        $       $
     C        $       $
     M        $       $
-------------------------------------------

* Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

IDEX Goldman Sachs Growth

SUMMARY OF RISKS AND RETURNS

[LOGO] Target Logo
      Objective

The investment objective of IDEX Goldman Sachs Growth is to seek long-term growth of capital.

[LOGO] Rook Logo
      Principal Strategies
      and Policies

The fund's sub-adviser, Goldman Sachs Asset Management (GSAM), seeks to achieve this objective by investing principally in:

 .  stocks


This fund, under normal circumstances, invests at least 90% of total assets in a diversified portfolio of equity investments that are considered by GSAM to have long-term capital appreciation potential.


Stocks for this fund are selected based on their prospects for above-average growth. GSAM will select securities of growth companies trading, in GSAM's opinion, at a reasonable price relative to other industries, competitors and historical price/earnings multiples.

In order to determine whether a security could have favorable growth prospects, GSAM ordinarily looks for one or more of the following characteristics in relation to the security's prevailing price:

 .  prospects for above-average sales and earnings growth per share
 .  high return on invested capital
 .  free cash flow generation
 .  sound balance sheet, financial and accounting policies, and overall financial strength
 .  strong competitive advantages
 .  effective research, product development, and marketing
 .  pricing flexibility
 .  strength of management
 . general operating characteristics that will enable the company to compete successfully in its marketplace

The fund generally will invest in companies whose earnings are believed to be in a relatively strong growth trend, or, to a lesser extent, in companies in which significant further growth is not anticipated but whose market value per share is thought to be undervalued.

GSAM may sell fund securities when its expectations regarding growth change.


GSAM may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or when other adverse conditions exist (which is inconsistent with the fund's principal investment strategies). Under these circumstances, the fund may be unable to achieve its investment objective.


While the fund invests principally in publicly traded U.S. securities, GSAM may invest up to 10% in the aggregate in foreign equity securities (including securities of issuers in emerging countries and securities quoted in foreign currencies), or, to a lesser extent, in other securities and investment strategies in pursuit of its investment objective, which are explained
beginning on page    and in the SAI.

[LOGO] Caution Sign
      Principal Risks

The fund is subject to the following principal investment risks:

 .  Stocks

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

You may lose money if you invest in this fund.

These and other risks are fully described in the section entitled "Explanation
of Strategies and Risks," beginning on page   .

 .  Investor Profile

This fund may be appropriate for investors who seek long-term growth of capital and who can tolerate fluctuations inherent in stock investing.

[LOGO] Bar Chart Logo
      Past Performance

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Standard & Poor's 500 Composite Stock Index (S&P 500), a widely recognized unmanaged index of stock performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
-----------------------------------------

Year-by-year total return as of 12/31 each year (%)

                                Class A Shares


                                    [CHART]

                            IDEX Golden Sachs Growth
Class A Shares
2000 (8.22)
2001

-----------------------------------------

                Quarter Ended Return
Class A Shares: ------------- -------
Best Quarter:                       %
Worst Quarter:                      %

-----------------------------------------

Average annual total returns as of 12/31/01


                                                      5 Years  10 Years
                                                      (or Life (or Life
                                             One Year of Fund) of Fund)
        ------------------------------------------------------ --------
        Return before taxes                        %        %        %
        Return after taxes on distributions*       %        %        %
        Return after taxes on distributions
        and sale of fund shares*                   %        %        %
        ------------------------------------------------------ --------
        Index                                      %        %        %
        (reflects no deduction for fees,
        expenses, or taxes)
        ------------------------------------------------------ --------

* The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

[LOGO] Dollar Sign Logo
      Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
-----------------------------------------
-----------------------------------------
Shareholder fees (fees paid directly from your investment)

                                  Class of Shares
                              A        B    C     M
-----------------------------------------------------
Maximum sales charge (load)
imposed on purchases
(as a % of offering price)  5.50%     None None 1.00%
Maximum deferred sales
charge (load)                None(a) 5.00% None 1.00%(b)

(as a percentage of purchase price or
redemption proceeds, whichever is lower)
-----------------------------------------
-----------------------------------------
Annual fund operating expenses (expenses that are deducted from fund assets)

% of average daily net assets     Class of Shares
                                A     B     C     M
-----------------------------------------------------
  Management fees             0.80% 0.80% 0.80% 0.80%
  Distribution and service
  (12b-1) fees                0.35% 1.00% 1.00% 0.90%
  Other expenses                  %     %     %     %
                              -----------------------
  Total annual fund
  operating expenses              %     %     %     %
  Expense reduction (c)           %     %     %     %
                              -----------------------
  Net operating expenses          %     %     %     %
-----------------------------------------------------

(a)Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b)Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c)Contractual arrangement with Idex Management, Inc. through 4/30/03 for expenses that exceed 1.40%, excluding 12b-1 fees.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are
below a minimum balance due to redemptions. See page   .
-----------------------------------------
-----------------------------------------
-----------------------------------------
Example

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

Share Class 1 year 3 years 5 years 10 years
-------------------------------------------
     A        $       $       $       $
    B**       $       $       $       $
     C        $       $       $       $
     M        $       $       $       $
-------------------------------------------

If the shares are not redeemed:

Share Class 1 year 3 years 5 years 10 years
-------------------------------------------
     A        $       $       $       $
    B**       $       $       $       $
     C        $       $       $       $
     M        $       $       $       $
-------------------------------------------

** Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

For information regarding a similar sub-adviser fund, please see page   .

IDEX Janus Growth

SUMMARY OF RISKS AND RETURNS


[LOGO]
Target
Logo  Objective


The objective of IDEX Janus Growth is growth of capital.

[LOGO] Rook Logo
      Principal Strategies
      and Policies

The fund's sub-adviser, Janus Capital Corporation (Janus), seeks to achieve this objective by investing principally in:

 . common stocks listed on national exchanges or on NASDAQ which the fund's manager believes have a good potential for capital growth, some of which may be of foreign issuers

The fund's main strategy is to invest almost all of its assets in common stocks at times when the fund's manager believes the market environment favors such investing.

The fund's manager builds the fund one company at a time, emphasizing growth of capital by investing in companies the fund's manager believes to have the greatest earnings growth potential.

While investments are focused on earnings growth, the fund's manager also searches for companies that it believes are trading at reasonable prices relative to their future earnings growth. To locate these opportunities, the fund's manager subjects each company to a rigorous "bottom up" fundamental analysis, carefully researching each potential investment before and after it is incorporated into the fund.

Although themes may emerge in the fund, securities are generally selected without regard to any defined industry sector or other similarly defined selection procedure. Realization of income is not a significant investment consideration for the fund, and any income realized on the fund's investments is incidental to its objective.

The fund's manager may sell stocks when its expectations regarding earnings growth change, there is an earnings surprise, or the earnings change.

While the fund invests principally in common stocks, the fund's manager may, to a lesser extent, invest in futures and foreign securities, or other securities and investment strategies in pursuit of its investment objective, which are
explained beginning on page    and in the SAI.


  What is a "Bottom Up" Analysis?
  When a sub-adviser uses a "bottom up" approach, it looks primarily at individual companies against the context of broad market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.


[LOGO] Caution Sign
      Principal Risks

The fund is subject to the following principal investment risks:

 .  Stocks

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

 .  Foreign Stocks

Investments in foreign securities (including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs)) involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks include:

 . changes in currency values
 . currency speculation
 . currency trading costs
 . different accounting and reporting practices
 . less information available to the public
 . less (or different) regulation of securities markets
 . more complex business negotiations
 . less liquidity
 . more fluctuations in prices
 . delays in settling foreign securities transactions
 . higher costs for holding shares (custodial fees)
 . higher transaction costs
 . vulnerability to seizure and taxes
 . political instability and small markets
 . different market trading days
 . forward foreign currency contracts for hedging

You may lose money if you invest in this fund.

These and other risks are fully described in the section entitled "Explanation
of Strategies and Risks," beginning on page   .

 .  Investor Profile

This fund may be appropriate for investors who want capital growth in a broadly diversified stock portfolio, and who can tolerate significant fluctuations in the value of their investment.

[LOGO] Bar Chart Logo
      Past Performance

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Standard & Poor's 500 Composite Stock Index (S&P 500), a widely recognized unmanaged index of stock performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
-----------------------------------------

Year-by-year total return as of 12/31 each year (%)

                                Class A Shares


                                    [CHART]

                  IDEX Janus Growth (formerly IDEX JCC Growth)

1992 1.17
1993 3.81
1994 (8.47)
1995 47.12
1996 17.06
1997 16.82
1998 63.98
1999 58.46
2000 (28.22)
2001

                     --------------------------------------

                                     Quarter Ended Return
                     Class A Shares: ------------- -------
                     Best Quarter:                       %
                     Worst Quarter:                      %
                     --------------------------------------

Average annual total returns as of 12/31/01


                                                      5 Years  10 Years
                                                      (or Life (or Life
                                             One Year of Fund) of Fund)
        ------------------------------------------------------ --------
        Return before taxes                        %        %        %
        Return after taxes on distributions*       %        %        %
        Return after taxes on distributions
         and sale of fund shares*                  %        %        %
        ------------------------------------------------------ --------
        Index                                      %        %        %
        (reflects no deduction for fees,
         expenses, or taxes)
        ------------------------------------------------------ --------

* The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes

[LOGO] Dollar Sign Logo
      Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
-----------------------------------------
-----------------------------------------
Shareholder fees (fees paid directly from your investment)

                                              Class of Shares
                                     A        B    C     M       T*
        -----------------------------------------------------------------
        Maximum sales charge
        (load) imposed on
        purchases
        (as a % of offering price) 5.50%     None None 1.00%    8.50%
        Maximum deferred
        sales charge (load)         None(a) 5.00% None 1.00%(b)  None(a)

(as a percentage of purchase price or redemption proceeds, whichever is lower)
-----------------------------------------
-----------------------------------------
Annual fund operating expenses (expenses that are deducted from fund assets) (d)

          % of average daily net assets        Class of Shares
                                          A     B     C     M    T*
          ------------------------------------------------------------
              Management fees           0.88% 0.88% 0.88% 0.88% 0.88%
              Distribution and
              service (12b-1) fees      0.35% 1.00% 1.00% 0.90% 0.00%
              Other expenses                %     %     %     %     %
                                        ------------------------------
              Total annual fund
              operating expenses            %     %     %     %     %
              Expense Reduction (c)         %     %     %     %     %
                                        ------------------------------
              Net Operating
              Expenses                      %     %     %     %     %
          ------------------------------------------------------------

(a)Certain purchases of Class A or Class T shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b)Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c)Contractual arrangement with Idex Management, Inc. through 4/30/03 for expenses that exceed 1.50%, excluding 12b-1 fees.
(d)Annual fund operating expenses are estimated based on the fund's expenses for the fiscal year ended 10/31/00.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are
below a minimum balance due to redemptions. See page   .
*Not available to new investors.
-----------------------------------------
-----------------------------------------
Example

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

                  Share Class 1 year 3 years 5 years 10 years
                  -------------------------------------------
                      B*        $       $       $       $
                       C        $       $       $       $
                       M        $       $       $       $
                       T        $       $       $       $
                  --------------------------------------------

If the shares are not redeemed:

                  Share Class 1 year 3 years 5 years 10 years
                  --------------------------------------------
                       A        $       $       $       $
                      B*        $       $       $       $
                       C        $       $       $       $
                       M        $       $       $       $
                       T        $       $       $       $
                  --------------------------------------------

* Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

IDEX Jennison Equity Opportunity

SUMMARY OF RISKS AND RETURNS

[LOGO] Target Logo
      Objective

The objective of IDEX Jennison Equity Opportunity is to seek long-term growth of capital.

[LOGO] Rook Logo
      Principal Strategies
      and Policies

The fund's sub-adviser, Jennison Associates LLC, (Jennison), intends to achieve this objective by primarily investing fund assets in:

 .  common stocks


In seeking its investment objective, Jennison will invest at least 80% of the fund's total assets in common stocks of established companies that, in Jennison's opinion, are under-valued in the market. Jennison attempts to identify stocks that have good fundamental prospects but are selling at, what it believes is, a depressed valuation level relative to those prospects. Jennison will seek to moderate equity risk from time to time by holding cash reserves and engaging in short sales "against the box." The "short against the box" technique most commonly is used when an investor is selling a stock that has increased in value substantially and wants to defer paying a heavy capital gains tax. The investor borrows shares of the same stock, and sells those shares, thus temporarily deferring the gains. The investor typically will not owe capital gains taxes on the sale until he or she closes out the position (use shares that are owned to return the borrowed shares).


Although Jennison will focus on the domestic market, it may also invest in stocks of foreign companies. If Jennison invests in emerging market countries, the risks are greater than those of investing in developed foreign markets. The economic structures in emerging market countries are less diverse and mature than those of developed countries, and their political systems are generally less stable. Since emerging market countries may have less developed legal structures, small securities markets and low trading volumes, a fund may be required to establish special custody or other arrangements before investment.


Jennison describes its investment strategy as a multi-cap "opportunistic" approach in making investment decisions. When deciding which stocks to buy, Jennison emphasizes both projected earnings growth and, in its opinion, attractive valuations. This means characteristics of the stocks they purchase (growth or value, and mid cap or large cap) can change depending on where Jennison believes the best trade-off between earnings growth and attractive valuation may be at any given time.


While Jennison will invest primarily in equity securities, they may also invest in equity-related securities such as preferred stocks and convertible securities, and in fixed-income securities. Jennison may also use derivative securities in implementing its strategy. (A derivative is commonly defined as a financial instrument whose performance is derived (related), at least in part, from the performance of an underlying asset (such as a security or an index of securities)). These financial instruments include futures, options on securities, options on futures, forward contracts, swap agreements and structured notes. Use of derivatives may result in greater losses and adverse tax consequences to the fund. Jennison may invest in other securities and utilize other investment strategies in pursuit of its investment strategies
which are explained beginning on page    and in the SAI.


[LOGO] Caution Sign
      Principal Risks

The fund is subject to the following principal investment risks:

 .  Stocks

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

 .  Foreign Stocks

Investments in foreign securities (including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs)) involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks include:

 . changes in currency values
 . currency speculation
 . currency trading costs
 . different accounting and reporting practices
 . less information available to the public
 . less (or different) regulation of securities markets
 . more complex business negotiations
 . less liquidity
 . more fluctuations in prices
 . delays in settling foreign securities transactions
 . higher costs for holding shares (custodial fees)
 . higher transaction costs
 . vulnerability to seizure and taxes
 . political instability and small markets
 . different market trading days
 . forward foreign currency contracts for hedging

You may lose money if you invest in this fund.

These and other risks are fully described in the section entitled "Explanation
of Strategies and Risks," beginning on page   .

 .  Investor Profile

The fund may be appropriate for investors who seek long-term growth of capital and who can tolerate fluctuations inherent in stock investing.

[LOGO] Bar Chart Logo
      Past Performance (A)

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Standard & Poor's 500 Composite Stock Index (S&P 500) and the Wilshire 5000 Total Market Index (Wilshire 5000), widely recognized unmanaged indexes of stock performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
-----------------------------------------

Year-by-year total return as of 12/31 each year (%)

                                Class A Shares


                                    [CHART]

       IDEX Jennison Equity Opportunity
(formerly IDEX C.A.S.E. Growth)

1997 21.11
1998 (5.34)
1999 29.33
2000 (28.56)
2001

-----------------------------------------

                                      Quarter Ended Return
                      Class A Shares: ------------- ------
                      Best Quarter:                    %
                      Worst Quarter:                   %
                      ------------------------------------

Average annual total returns as of 12/31/01


         --------------------------------------------------------------
                                                      5 years  10 years
                                                      (or Life (or Life
                                             One year of Fund) of Fund)
         Return before taxes                        %        %        %
         Return after taxes on
         distributions*                             %        %        %
         Return after taxes on distributions
          and sale of fund shares*                  %        %        %
         --------------------------------------------------------------
         Index                                      %        %        %
         (reflects no deduction for (fees,
          expenses, or taxes)
         --------------------------------------------------------------

* The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

[LOGO] Dollar Sign Logo
      Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
-----------------------------------------
-----------------------------------------
Shareholder fees (fees paid directly from your investment)

                                              Class of Shares
                                          A        B    C     M
            ---------------------------------------------------------
            Maximum sales charge (load)
            imposed on purchases
            (as a % of offering price)  5.50%     None None  1.00%
            Maximum deferred sales
            charge (load)                None(a) 5.00% None 1.00%(b)

(as a percentage of purchase price or redemption proceeds, whichever is lower)
-----------------------------------------
-----------------------------------------
Annual fund operating expenses (expenses that are deducted from fund assets) (d)

             % of average daily net assets     Class of Shares
                                             A     B     C     M
             ------------------------------------------------------
               Management fees             0.80% 0.80% 0.80% 0.80%
               Distribution and service
               (12b-1) fees                0.35% 1.00% 1.00% 0.90%
               Other expenses                  %     %     %     %
                                           ----- ----- ----- -----
               Total annual fund
               operating expenses              %     %     %     %
               Expense reduction (c)           %     %     %     %
                                           ----- ----- ----- -----
               Net operating expenses          %     %     %     %
             ------------------------------------------------------

(a)Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b)Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c)Contractual arrangement with Idex Management, Inc. for expenses that exceed 1.40%, excluding 12b-1 fees.
(d)Annual fund operating expenses are estimated based on the fund's expenses for the fiscal year ended 10/31/00.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are
below a minimum balance due to redemptions. See page   .
-----------------------------------------
-----------------------------------------
Example

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

                  Share Class 1 year 3 years 5 years 10 years
                  --------------------------------------------
                       A        $       $       $       $
                       B*       $       $       $       $
                       C        $       $       $       $
                       M        $       $       $       $
                  -------------------------------------------

If the shares are not redeemed:


                  Share Class 1 year 3 years 5 years 10 years
                  --------------------------------------------
                       A        $       $       $       $
                       B*       $       $       $       $
                       C        $       $       $       $
                       M        $       $       $       $
                  -------------------------------------------

* Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

For information regarding a similar sub-adviser fund, please see page   .

IDEX Conservative Asset Allocation


SUMMARY OF RISKS AND RETURNS

[LOGO] Target Logo
      Objective


The investment objective of the fund is to seek current income and preservation of capital.

[LOGO] Rook Logo
      Principal Strategies
      and Policies


The fund's adviser, AEGON/Transamerica Fund Advisers, Inc. ("ATFA") seeks to achieve this objective by investing in assets in a combination of underlying IDEX funds based on the fund's investment objective. Morningstar will serve as a consultant to ATFA in the fund's management and asset allocations.



In seeking the fund's investment objective, ATFA investment strategies include:



 . Allocating the fund's assets Class A shares among underlying IDEX funds based on the fund's investment objective.



 . Adjusting the fund's investments in underlying IDEX funds to achieve a neutral mix over time of 30% of assets in equities and 50% of assets in bonds, and 20% in money market instruments.





 . Adjusting the allocations to favor investments in those IDEX funds that ATFA believes will provide the most favorable outlook for achieving the fund's investment objective.








ATFA will not try to pinpoint the precise movement when a major reallocation should be made. Instead, ATFA regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's goal.





[LOGO] Caution Sign
      Principal Risks


The fund is subject to the following principal investment risks:




 .  Underlying Funds



The fund's ability to achieve its objective depends largely on the performance of the underlying funds in which it invests. Each underlying fund's performance, in turn, depends on the particular securities in which that underlying fund invests. Accordingly, the fund is subject indirectly, to all the risks associated with its underlying funds.



These risks include the following:




 .  Stocks

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investments in the fund will go up and down.

 .  Interest Rate Changes

Interest rates increases can cause the price of a debt security to decrease.

 .  Foreign Securities

Investments in foreign securities (including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs)) involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks include:

 . Changes in currency values
 . Currency speculation
 . Currency trading costs
 . Different accounting and reporting practices
 . Less information available to the public
 . Less (or different) regulation of securities markets
 . More complex business negotiations
 . Less liquidity
 . More fluctuations in prices
 . Delays in settling foreign securities transactions
 . Higher costs for holding shares (custodial fees)
 . Higher transaction costs
 . Vulnerability to seizure and taxes
 . Political instability and small markets
 . Different market trading days
 . Forward foreign currency contracts for hedging

 .  Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

 .  Prepayment

The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility of interest rates change.

You may lose money if you invest in this fund.

These and other risks are fully described in the section entitled "Explanation
of Strategies and Risks," beginning on page    .

 .  Investor Profile


The fund may be appropriate for investors who seek to preserve capital.

[LOGO] Bar Chart Logo
      Past Performance


Because the fund commenced operations in March 2002, no historical performance information is presented here. Performance information will be presented for the fund after it has been in operation for one complete calendar year.


[LOGO] Dollar Sign Logo
      Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
-----------------------------------------
-----------------------------------------
Shareholder fees (fees paid directly from your investment)

                                              Class of Shares
                                           A      B    C     M
            ----------------------------------------------------
            Maximum sales charge (load)
            imposed on purchases
            (as a % of offering price)    5.50%  None None 1.00%
            Maximum deferred sales
            charge (load)               None(a) 5.00% None 1.00%(b)

(as a percentage of purchase price or redemption proceeds, whichever is lower)
-----------------------------------------
-----------------------------------------
Annual fund operating expenses (expenses that are deducted from fund assets)


             % of average daily net assets     Class of Shares
                                             A     B     C     M
             -----------------------------------------------------
               Management fees             0.10% 0.10% 0.10% 0.10%
               Distribution and service
               (12b-1) fees, net*          0.00% 0.65% 0.65% 0.55%
               Other expenses (c)

                                           -----------------------
               Total annual fund
               operating expenses              %     %     %     %
               Expense reduction (d)           %     %     %     %

                                           -----------------------
               Net operating expenses      0.70% 1.35% 1.35% 1.25%
             -----------------------------------------------------

(a)Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b)Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.

(c)Because the fund will commence operations in March 2002, the "Other expenses" are estimates.


(d)Contractual arrangement with Idex Management, Inc. through 4/30/03, for expenses that exceed 0.70%, excluding 12b-1 fees.



*  12b-1 fees are net of the underlying Class A fund shares 12b-1 fees of 0.35%.


A $10 semi-annual fee is imposed on accounts open for over 2 years that are
below a minimum balance due to redemptions. See page   .
-----------------------------------------
-----------------------------------------
Example

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:


                           Share Class 1 year 3 years
                           --------------------------
                                A        $      $
                                B*       $      $
                                C        $      $
                                M        $      $
                           --------------------------


If the shares are not redeemed:


                           Share Class 1 year 3 years
                           --------------------------
                                A        $      $
                                B*       $      $
                                C        $      $
                                M        $      $
                           --------------------------

* Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.




Please note:



Shareholders in the fund will bear indirectly the proportionate expenses of the underlying IDEX Mutual Funds ("Underlying Funds") in which the fund invests, including a 12b-1 fee of up to 0.35% incurred as a result of the fund's investment in Class A shares of the Underlying Fund. The following table provides the expense ratios for each Underlying Fund (based on the expense ratios reflected in each Underlying Fund's current Annual Report), including the 12b-1 fee:



                               Total Operating
Underlying Fund Class A Shares Expense Ratios
------------------------------ ---------------



After combining the total net operating expenses of the fund with the weighted average of the total operating expense ratios (as of October 31, 2001), of the Underlying Funds in which it is scheduled to invest at the commencement of operations the total annualized weighted average expense ratios of each class of shares of the fund (calculated as a percentage of average net assets) were as follows:



Fund: Class A Class B Class C Class M
----- ------- ------- ------- -------

IDEX MODERATE ASSET ALLOCATION

SUMMARY OF RISKS AND RETURN

[LOGO] Target Logo
      Objective

The investment objective of the fund is to seek capital appreciation and current income.

[LOGO] Rook Logo
      Principal Strategies
      and Policies


The fund's adviser, AEGON/Transamerica Fund Advisors, Inc. ("ATFA") seeks to achieve this objective by investing in assets in a combination of underlying IDEX funds based on the fund's investment objective. Morningstar will serve as a consultant to ATFA in the fund's management and asset allocations.



In seeking the fund's investment objective, ATFA's investment strategies include:



 . Allocating the fund's assets among Class A shares of underlying IDEX Funds based on the fund's investment objective.



 . Adjusting the fund's investments in the underlying IDEX funds to achieve a neutral mix over time of 50% of assets in equities and 35% of assets in bonds, 15% in money market instruments.





 . Adjusting the allocations to favor investments in those IDEX funds that ATFA believes will provide the most favorable outlook for achieving the fund's investment objective.







ATFA will not try to pinpoint the precise movement when a major reallocation should be made. Instead, ATFA regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's goal.




[LOGO] Caution Sign
      Principal Risks

The fund is subject to the following principal investment risks:


 .  Underlying Funds



The fund's ability to achieve its objective depends largely on the performance of the underlying funds in which it invests. Each underlying fund's performance, in turn, depends on the particular securities in which that underlying fund invests. Accordingly, the fund is subject indirectly, to all the risks associated with its underlying funds. These risks include the following:




 .  Stocks

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.



Because the stocks the fund holds fluctuate in price, the value of your investments in the fund will go up and down.



 .  Interest Rate Changes

Interest rates increases can cause the price of a debt security to decrease.

 .  Foreign Securities

Investments in foreign securities (including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs)) involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks include:
 . Changes in currency values
 . Currency speculation
 . Currency trading costs
 . Different accounting and reporting practices
 . Less information available to the public
 . Less (or different) regulation of securities markets
 . More complex business negotiations
 . Less liquidity
 . More fluctuations in prices
 . Delays in settling foreign securities transactions
 . Higher costs for holding shares (custodial fees)
 . Higher transaction costs
 . Vulnerability to seizure and taxes
 . Political instability and small markets
 . Different market trading days
 . Forward foreign currency contracts for hedging

 .  Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.




 .  Prepayment



The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility of interest rates change.

You may lose money if you invest in this fund.

These and other risks are fully described in the section entitled "Explanation
of Strategies and Risks," beginning on page    .

 .  Investor Profile


The fund may be appropriate for investors who seek capital appreciation and can tolerate some market volatility.

[LOGO] Bar Chart Logo
      Past Performance


Because the fund commenced operations in March 2002, no historical performance information is presented here. Performance information will be presented for the fund after it has been in operation for one complete calendar year.


[LOGO] Dollar Sign Logo
      Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
-----------------------------------------
-----------------------------------------
Shareholder fees (fees paid directly from your investment)

                                              Class of Shares
                                           A      B    C     M
            ----------------------------------------------------
            Maximum sales charge (load)
            imposed on purchases
            (as a % of offering price)    5.50%  None None 1.00%
            Maximum deferred sales
            charge (load)               None(a) 5.00% None 1.00%(b)

(as a percentage of purchase price or redemption proceeds, whichever is lower)
-----------------------------------------
-----------------------------------------
Annual fund operating expenses (expenses that are deducted from fund assets)


             % of average daily net assets     Class of Shares
                                             A     B     C     M
             -----------------------------------------------------
               Management fees             0.10% 0.10% 0.10% 0.10%
               Distribution and service
               (12b-1) fees, net*          0.00% 0.65% 0.65% 0.55%
               Other expenses (c)

                                           -----------------------
               Total annual fund
               operating expenses              %     %     %     %
               Expense reduction (d)           %     %     %     %

                                           -----------------------
               Net operating expenses      0.70% 1.35% 1.35% 1.25%
             -----------------------------------------------------

(a)Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b)Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.

(c)Because the fund will commence operations in March 2002, the "Other expenses" are estimates.


(d)Contractual arrangement with Idex Management, Inc. through 4/30/03, for expenses that exceed 0.70%, excluding 12b-1 fees.



* 12b-1 fees are net of the underlying Class A fund shares 12b-1 fees of 0.35%.


A $10 semi-annual fee is imposed on accounts open for over 2 years that are
below a minimum balance due to redemptions. See page   .
-----------------------------------------
-----------------------------------------
Example

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:


                           Share Class 1 year 3 years
                           --------------------------
                                A        $      $
                                B*       $      $
                                C        $      $
                                M        $      $
                           --------------------------


If the shares are not redeemed:


                           Share Class 1 year 3 years
                           --------------------------
                                A        $      $
                                B*       $      $
                                C        $      $
                                M        $      $
                           --------------------------

* Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.




Please note:



Shareholders in the fund will bear indirectly the proportionate expenses of the underlying IDEX Mutual Funds ("Underlying Funds") in which the fund invests, including a 12b-1 fee of up to 0.35% incurred as a result of the fund's investment in Class A shares of the Underlying Fund. The following table provides the expense ratios for each Underlying Fund (based on the expense ratios reflected in each Underlying Fund's current Annual Report), including the 12b-1 fee:



                                                Total Operating
                 Underlying Fund Class A Shares Expense Ratios
                 ------------------------------ ---------------



After combining the total net operating expenses of the fund with the weighted average of the total operating expense ratios (as of October 31, 2001), of the Underlying Funds in which it is scheduled to invest at the commencement of operations the total annualized weighted average expense ratios of each class of shares of the fund (calculated as a percentage of average net assets) were as follows:



                     Fund: Class A Class B Class C Class M
                     ----- ------- ------- ------- -------

IDEX MODERATELY AGGRESSIVE ASSET ALLOCATION


SUMMARY OF RISKS AND RETURNS

[LOGO] Target Logo
      Objective

The investment objective of the fund is to seek capital appreciation and current income.

[LOGO] Rook Logo
      Principal Strategies
      and Policies


The fund's adviser, AEGON/Transamerica Fund Advisors, Inc. ("ATFA") seeks to achieve this objective by investing fund assets in a combination of underlying IDEX funds based on the fund's investment objective. Morningstar will serve as a consultant to ATFA in the fund's management and asset allocations.



In seeking the fund's investment objective, ATFA's investment strategies include:



 . Allocating the fund's assets among Class A shares of underlying IDEX funds based on the fund's investment objective.



 . Adjusting the fund's investments in underlying IDEX funds to achieve a neutral mix over time of 75% of assets in equities and 25% of assets in bonds and short-term and money market instruments.





 . Adjusting the allocations to favor investments in those IDEX funds that ATFA believes will provide the most favorable outlook for achieving the fund's investment objective.





 .  Underlying Funds



The fund's ability to achieve its objective depends largely on the performance of the underlying funds in which it invests. Each underlying fund's performance, in turn, depends on the particular securities in which that underlying fund invests. Accordingly, the fund is subject, indirectly, to all the risks associated with its underlying funds. These risks include the following:





ATFA will not try to pinpoint the precise movement when a major reallocation should be made. Instead, ATFA regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's goal.





[LOGO] Caution Sign
      Principal Risks

The fund is subject to the following principal investment risks:




 .  Underlying Funds



The fund's ability to achieve its objective depends largely on the performance of the underlying funds in which it invests. Each underlying fund's performance, in turn, depends on the particular securities in which that underlying fund invests. Accordingly, the fund is subject indirectly, to all the risks associated with its underlying funds. These risks include the following:

 .  Stocks

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investments in the fund will go up and down.

 .  Interest Rate Changes

Interest rates increases can cause the price of a debt security to decrease.

 .  Foreign Securities

Investments in foreign securities (including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs)) involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks include:

 . Changes in currency values
 . Currency speculation
 . Currency trading costs
 . Different accounting and reporting practices
 . Less information available to the public
 . Less (or different) regulation of securities markets
 . More complex business negotiations
 . Less liquidity
 . More fluctuations in prices
 . Delays in settling foreign securities transactions
 . Higher costs for holding shares (custodial fees)
 . Higher transaction costs
 . Vulnerability to seizure and taxes
 . Political instability and small markets
 . Different market trading days
 . Forward foreign currency contracts for hedging

 .  Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

 .  Prepayment

The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility of interest rates change.



You may lose money if you invest in this fund.

These and other risks are fully described in the section entitled "Explanation
of Strategies and Risks," beginning on page   .

 .  Investor Profile


The fund may be appropriate for investors who seek capital appreciation with a longer-term time horizon.

[LOGO] Bar Chart Logo
      Past Performance


Because the fund commenced operations in March 2002, no historical performance information is presented here. Performance information will be presented for the fund after it has been in operation for one complete calendar year.


[LOGO] Dollar Sign Logo
      Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
-----------------------------------------
-----------------------------------------
Shareholder fees (fees paid directly from your investment)

                                              Class of Shares
                                           A      B    C     M
            ----------------------------------------------------
            Maximum sales charge (load)
            imposed on purchases
            (as a % of offering price)    5.50%  None None 1.00%
            Maximum deferred sales
            charge (load)               None(a) 5.00% None 1.00%(b)

(as a percentage of purchase price or redemption proceeds, whichever is lower)
-----------------------------------------
-----------------------------------------
Annual fund operating expenses (expenses that are deducted from fund assets)


             % of average daily net assets     Class of Shares
                                             A     B     C     M
             -----------------------------------------------------
               Management fees             0.10% 0.10% 0.10% 0.10%
               Distribution and service
               (12b-1) fees, net           0.00% 0.65% 0.65% 0.55%
               Other expenses (c)

                                           -----------------------
               Total annual fund
               operating expenses              %     %     %     %
               Expense reduction (d)           %     %     %     %

                                           -----------------------
               Net operating expenses      0.70% 1.35% 1.35% 1.25%
             -----------------------------------------------------

(a)Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b)Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.

(c)Because the fund will commence operations in March 2002, the "Other expenses" are estimates.


(d)Contractual arrangement with Idex Management, Inc. through 4/30/03, for expenses that exceed 0.70%, excluding 12b-1 fees.



* 12b-1 fees are net of the underlying Class A fund shares 12b-1 fees of 0.35%.


A $10 semi-annual fee is imposed on accounts open for over 2 years that are
below a minimum balance due to redemptions. See page   .
-----------------------------------------
-----------------------------------------
Example

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:


                           Share Class 1 year 3 years
                           --------------------------
                                A        $      $
                                B*       $      $
                                C        $      $
                                M        $      $
                           --------------------------


If the shares are not redeemed:


                           Share Class 1 year 3 years
                           --------------------------
                                A        $      $
                                B*       $      $
                                C        $      $
                                M        $      $
                           --------------------------

* Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.




Please note:



Shareholders in the fund will bear indirectly the proportionate expenses of the underlying IDEX Mutual Funds ("Underlying Funds") in which the fund invests, including a 12b-1 fee of up to 0.35% incurred as a result of the fund's investment in Class A shares of the Underlying Fund. The following table provides the expense ratios for each Underlying Fund (based on the expense ratios reflected in each Underlying Fund's current Annual Report), including the 12b-1 fee:



                                                Total Operating
                 Underlying Fund Class A Shares Expense Ratios
                 ------------------------------ ---------------



After combining the total net operating expenses of the fund with the weighted average of the total operating expense ratios (as of October 31, 2001), of the Underlying Funds in which it is scheduled to invest at the commencement of operations the total annualized weighted average expense ratios of each class of shares of the fund (calculated as a percentage of average net assets) were as follows:



                     Fund: Class A Class B Class C Class M
                     ----- ------- ------- ------- -------

IDEX Aggressive Asset Allocation


[LOGO] Target Logo
      Objective

The investment objective of the fund is to seek capital appreciation and current income.

[LOGO] Rook Logo
      Principal Strategies
      and Policies


The fund's adviser, AEGON/Transamerica Fund Advisers, Inc. ("ATFA") seeks to achieve this objective by investing in assets in a combination of underlying IDEX funds based on the fund's investment objective. Morningstar will serve as a consultant to ATFA in the fund's management and asset allocations.



In seeking the fund's investment objective, ATFA's investment strategies include:



 . Allocate 100% of the fund's among Class A shares of underlying IDEX funds based on the fund's investment objective.



 . Adjusting the allocations to favor investments in those IDEX funds that ATFA believes will provide the most favorable outlook for achieving the fund's investment objective.








ATFA will not try to pinpoint the precise movement when a major reallocation should be made. Instead, ATFA regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's goal.




[LOGO] Caution Sign
      Principal Risks

The fund is subject to the following principal investment risks:


 .  Underlying Funds



The fund's ability to achieve its objective depends largely on the performance of the underlying funds in which it invests. Each underlying fund's performance, in turn, depends on the particular securities in which that underlying fund invests. Accordingly, the fund is subject, indirectly, to all the risks associated with its underlying funds. These risks include the following:

 .  Stocks

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investments in the fund will go up and down.

 .  Interest Rate Changes

Interest rates increases can cause the price of a debt security to decrease.

 .  Foreign Securities

Investments in foreign securities (including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs)) involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks include:

 . changes in currency values
 . currency speculation
 . currency trading costs
 . different accounting and reporting practices
 . less information available to the public
 . less (or different) regulation of securities markets
 . more complex business negotiations
 . less liquidity
 . more fluctuations in prices
 . delays in settling foreign securities transactions
 . higher costs for holding shares (custodial fees)
 . higher transaction costs
 . vulnerability to seizure and taxes
 . political instability and small markets
 . different market trading days
 . forward foreign currency contracts for hedging

 .  Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

 .  Prepayment

The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility of interest rates change.



You may lose money if you invest in this fund.

These and other risks are fully described in the section entitled "Explanation
of Strategies and Risks," beginning on page   .

 .  Investor Profile


The fund may be appropriate for investors who seek to maximize returns and who can tolerate substantial volatility in the value of their principal.

[LOGO] Bar Chart Logo
      Past Performance


Because the fund commenced operations in March 2002, no historical performance information is presented here. Performance information will be presented for the fund after it has been in operation for one complete calendar year.


[LOGO] Dollar Sign Logo
      Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
-----------------------------------------
-----------------------------------------
Shareholder fees (fees paid directly from your investment)

                                              Class of Shares
                                           A      B    C     M
            ----------------------------------------------------
            Maximum sales charge (load)
            imposed on purchases
            (as a % of offering price)    5.50%  None None 1.00%
            Maximum deferred sales
            charge (load)               None(a) 5.00% None 1.00%(b)

(as a percentage of purchase price or redemption proceeds, whichever is lower)
-----------------------------------------
-----------------------------------------
Annual fund operating expenses (expenses that are deducted from fund assets)


             % of average daily net assets     Class of Shares
                                             A     B     C     M
             -----------------------------------------------------
               Management fees             0.10% 0.10% 0.10% 0.10%
               Distribution and service
               (12b-1) fees, net*          0.00% 0.65% 0.65% 0.55%
               Other expenses (c)

                                           -----------------------
               Total annual fund
               operating expenses              %     %     %     %
               Expense reduction (d)           %     %     %     %

                                           -----------------------
               Net operating expenses      0.70% 1.35% 1.35% 1.25%
             -----------------------------------------------------

(a)Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b)Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.

(c)Because the fund will commence operations in March 2002, the "Other expenses" are estimates.


(d)Contractual arrangement with Idex Management, Inc. through 4/30/03, for expenses that exceed 0.70%, excluding 12b-1 fees.



* 12b-1 fees are net of the underlying Class A fund shares 12b-1 fees of 0.35%.


A $10 semi-annual fee is imposed on accounts open for over 2 years that are
below a minimum balance due to redemptions. See page   .
-----------------------------------------
-----------------------------------------
Example

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:


                           Share Class 1 year 3 years
                           --------------------------
                                A        $      $
                                B*       $      $
                                C        $      $
                                M        $      $
                           --------------------------


If the shares are not redeemed:


                           Share Class 1 year 3 years
                           --------------------------
                                A        $      $
                                B*       $      $
                                C        $      $
                                M        $      $
                           --------------------------

* Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.




Please note:



Shareholders in the fund will bear indirectly the proportionate expenses of the underlying IDEX Mutual Funds ("Underlying Funds") in which the fund invests, including a 12b-1 fee of up to 0.35% incurred as a result of the fund's investment in Class A shares of the Underlying Fund. The following table provides the expense ratios for each Underlying Fund (based on the expense ratios reflected in each Underlying Fund's current Annual Report), including the 12b-1 fee:



                                                Total Operating
                 Underlying Fund Class A Shares Expense Ratios
                 ------------------------------ ---------------



After combining the total net operating expenses of the fund with the weighted average of the total operating expense ratios (as of October 31, 2001), of the Underlying Funds in which it is scheduled to invest at the commencement of operations the total annualized weighted average expense ratios of each class of shares of the fund (calculated as a percentage of average net assets) were as follows:



                     Fund: Class A Class B Class C Class M
                     ----- ------- ------- ------- -------

IDEX Salomon Investors Value (formerly, IDEX NWQ Value Equity)


SUMMARY OF RISKS AND RETURNS

[LOGO] Target Logo
      Objective


The objective of IDEX Salomon Investors Value is to seek long-term growth of capital. Current income is a secondary objective.


[LOGO] Rook Logo
      Principal Strategies
      and Policies


The fund's sub-adviser, Salomon Brothers Asset Management Inc. (SaBam), seeks to achieve this objective by investing fund assets principally in:





 . common stocks of established U.S. companies SaBam emphasizes individual security selection while diversifying the fund's investments across industries, which may help to reduce risks. The fund manager focuses on established large capitalization companies (over $5 billion in market capitalization), seeking to identify those companies with solid growth potential at reasonable values. The fund manager employs fundamental analysis to analyze each company in detail, ranking its management, strategy and competitive market position.



In selecting individual companies for investment, the manager looks for:



 . Long-term history of performance


 . Competitive market position


 . Competitive products and services


 . Strong cash flow


 . High return on equity


 . Strong financial condition


 . Experienced and effective management


 . Global scope



To a lesser degree, the fund invests in income producing securities such as debt securities.



[LOGO] Caution Sign
      Principal Risks

The fund is subject to the following principal investment risks:

 .  Stocks

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.



You may lose money if you invest in this fund.

These and other risks are fully described in the section entitled "Explanation
of Strategies and Risks," beginning on page   .

 .  Investor Profile

This fund may be appropriate for investors who seek both capital preservation and long-term capital appreciation.

[LOGO] Bar Chart Logo
      Past Performance

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Standard & Poor's 500 Composite Stock Index (S&P 500), a widely recognized unmanaged index of stock performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
-----------------------------------------

Year-by-year total return as of 12/31 each year (%)

                                Class A Shares*



                                    [CHART]

                          IDEX Salomon Investors Value

1998 (7.24)
1999 8.32
2000 17.30
2001

-----------------------------------------

                                     Quarter Ended  Return
                     Class A Shares: ------------- --------
                     Best Quarter:                        %
                     Worst Quarter:                       %
                     --------------------------------------

* Prior to March 1, 2002, NWQ Investment Management Company, Inc. served as sub-adviser to this fund.

Average annual total returns as of 12/31/01


                                                      5 Years  10 Years
                                                      (or Life (or Life
                                             One Year of Fund) of Fund)
        ------------------------------------------------------ --------
        Return before taxes                        %        %        %
        Return after taxes on distributions*       %        %        %
        Return after taxes on distributions
         and sale of fund shares*                  %        %        %
        ------------------------------------------------------ --------
        Index                                      %        %        %
        (reflects no deduction for fees,
         expenses, or taxes)
        ------------------------------------------------------ --------

* The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
[LOGO] Dollar Sign Logo
      Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
-----------------------------------------
-----------------------------------------

Shareholder fees (fees paid directly from your investment)

                                              Class of Shares
                                          A        B    C     M
            -----------------------------------------------------
            Maximum sales charge (load)
            imposed on purchases
            (as a % of offering price)  5.50%     None None 1.00%
            Maximum deferred sales
            charge (load)                None(a) 5.00% None 1.00%(b)

(as a percentage of purchase price or redemption proceeds, whichever is lower)
-----------------------------------------
-----------------------------------------
Annual fund operating expenses (expenses that are deducted from fund assets) (d)

             % of average daily net assets     Class of Shares
                                             A     B     C     M
             -----------------------------------------------------
               Management fees             0.80% 0.80% 0.80% 0.80%
               Distribution and service
               (12b-1) fees                0.35% 1.00% 1.00% 0.90%
               Other expenses                  %     %     %     %

                                           -----------------------
               Total annual fund
               operating expenses              %     %     %     %
               Expense reduction (c)           %     %     %     %

                                           -----------------------
               Net operating expenses          %     %     %     %
             -----------------------------------------------------

(a)Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b)Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c)Contractual arrangement with Idex Management, Inc. through 4/30/03, for expenses that exceed 1.20%, excluding 12b-1 fees.
(d)Annual fund operating expenses are estimated based on the fund's expenses for the fiscal year ended 10/31/00.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are
below a minimum balance due to redemptions. See page   .
-----------------------------------------
-----------------------------------------
Example

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

                  Share Class 1 year 3 years 5 years 10 years
                  -------------------------------------------
                       A        $       $       $       $
                       B*       $       $       $       $
                       C        $       $       $       $
                       M        $       $       $       $
                  -------------------------------------------

If the shares are not redeemed:

                  Share Class 1 year 3 years 5 years 10 years
                  -------------------------------------------
                       A        $       $       $       $
                       B*       $       $       $       $
                       C        $       $       $       $
                       M        $       $       $       $
                  -------------------------------------------

* Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

IDEX Salomon All Cap


SUMMARY OF RISKS AND RETURNS

[LOGO] Target Logo
      Objective

The investment objective of IDEX Salomon All Cap is to seek capital appreciation.

[LOGO] Rook Logo
      Principal Strategies
      and Policies

The fund's sub-adviser, Salomon Brothers Asset Management Inc (SaBAM), seeks to achieve this objective by investing fund assets principally in:

 .  common stocks
 .  convertible securities

In seeking capital appreciation, the fund may purchase securities of: seasoned issuers; small companies; newer companies; and new issues.

SaBAM anticipates that the fund's investments generally will be in securities of companies which it considers to reflect the following characteristics:

 .  undervalued share prices
 . special situations such as existing or possible changes in management or management policies, corporate structure or control, capitalization, regulatory environment, or other circumstances which could be expected to favor earnings or market price of such company's shares
 . growth potential due to technological advances, new methods in marketing or production, new or unique products or services, changes in demands for products or services or other significant new developments

SaBAM purchases securities that it believes can be accurately valued, examining cash flow and management's use of cash. SaBAM looks for securities that it believes have a catalyst for price appreciation. Only those companies that pass SaBAM's in-depth analysis and debate are eligible for inclusion in the fund's portfolio.

SaBAM uses a "bottom up" fundamental research process to select the fund's securities.

SaBAM may sell the fund's securities when stocks become overvalued and its expectations regarding earnings growth change.

SaBAM may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist (which is inconsistent with the fund's principal investment strategies). Under these circumstances, the fund will be unable to pursue its investment objective.

While the fund invests principally in common stocks, SaBAM may, to a lesser extent, invest in cash equivalent or other securities and investment strategies in pursuit of its investment objective, which are explained beginning on page and in the SAI.

  What is a "Bottom Up" Analysis?
  When a sub-adviser uses a "bottom up" approach, it looks primarily at individual companies against the context of broader market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.


[LOGO] Caution Sign
      Principal Risks

The fund is subject to the following principal investment risks:

 .  Stocks

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the fund's holdings may fluctuate in price, the value of your investment in the fund will go up and down.

 .  Small Sized or New Companies

These companies present additional risks because their earnings are less predictable, their share price more volatile, and their securities less liquid than larger or more established companies.

This fund is non-diversified.

You may lose money if you invest in this fund.

These and other risks are fully described in the section entitled "Explanation
of Strategies and Risks," beginning on page   .


  What is a Non-Diversified Fund?
  A "non-diversified" fund has the ability to take larger positions in a smaller number of issuers. To the extent a fund invests a greater portion of its assets in the securities of a smaller number of issuers, it may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund and may be subject to greater loss with respect to its portfolio securities. However, to meet federal tax requirements, at the close of each quarter the fund may not have more than 25% of its total assets invested in any one issuer, and, with respect to 50% of its total assets, not more than 5% of its total assets invested in any one issuer.


 .  Investor Profile

This fund may be appropriate for investors who want long-term growth of capital and who can tolerate fluctuations in their investments.

[LOGO] Bar Chart Logo
      Past Performance

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Russell 3000 Index (Russell 3000), a widely recognized unmanaged index of stock performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
-----------------------------------------

Year-by-year total return as of 12/31 each year (%)

                                Class A Shares


                                    [CHART]

                              IDEX Salomon All Cap

2000 16.88

-----------------------------------------

                                     Quarter Ended Return
                     Class A Shares: ------------- ------
                     Best Quarter:      3/31/00    12.71 %
                     Worst Quarter:    12/31/00    (0.12)%
                     --------------------------------------

Average annual total returns as of 12/31/01


                                                      5 Years  10 Years
                                                      (or Life (or Life
                                             One Year of Fund) of Fund)
        ------------------------------------------------------ --------
        Return before taxes                        %        %        %
        Return after taxes on distributions*       %        %        %
        Return after taxes on distributions
         and sale of fund shares*                  %        %        %
        ------------------------------------------------------ --------
        Index                                      %        %        %
        (reflects no deduction for fees,
         expenses, or taxes)
        ------------------------------------------------------ --------

* The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

[LOGO] Dollar Sign Logo
      Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-----------------------------------------
-----------------------------------------
Shareholder fees (fees paid directly from your investment)

                                              Class of Shares
                                          A        B    C     M
            ---------------------------------------------------------
            Maximum sales charge (load)
            imposed on purchases
            (as a % of offering price)  5.50%     None None 1.00%
            Maximum deferred sales
            charge (load)                None(a) 5.00% None 1.00%(b)

(as a percentage of purchase price or redemption proceeds, whichever is lower)
-----------------------------------------
-----------------------------------------
Annual fund operating expenses (expenses that are deducted from fund assets)(d)

             % of average daily net assets     Class of Shares
                                             A     B     C     M
             ------------------------------------------------------
               Management fees             0.80% 0.80% 0.80% 0.80%
               Distribution and service
               (12b-1) fees                0.35% 1.00% 1.00% 0.90%
               Other expenses                  %     %     %     %
                                           ----- ----- ----- -----
               Total annual fund
               operating expenses              %     %     %     %
               Expense reduction (c)           %     %     %     %
                                           ----- ----- ----- -----
               Net operating expenses          %     %     %     %
             ------------------------------------------------------

(a)Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchasesof Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c)Contractual arrangement with Idex Management, Inc. through 4/30/03, for expenses that exceed 1.20%, excluding 12b-1 fees.
(d) Annualfund operating expenses are estimated based on the fund's expenses for the fiscal year ended 10/31/00.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are
below a minimum balance due to redemptions. See page   .
-----------------------------------------
-----------------------------------------
Example

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:


                  Share Class 1 year 3 years 5 years 10 years
                  --------------------------------------------
                       A        $       $       $       $
                       B*       $       $       $       $
                       C        $       $       $       $
                       M        $       $       $       $



If the shares are not redeemed:


                  Share Class 1 year 3 years 5 years 10 years
                  --------------------------------------------
                       A        $       $       $       $
                       B*       $       $       $       $
                       C        $       $       $       $
                       M        $       $       $       $
                  --------------------------------------------

* Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

For information regarding a similar sub-adviser fund, please see page   .

IDEX Transamerica Equity

SUMMARY OF RISKS AND RETURNS

[LOGO] Target Logo
      Objective

The objective of IDEX Transamerica Equity is to maximize long-term growth.

[LOGO] Rook Logo
      Principal Strategies
      and Policies

The fund's sub-adviser, Transamerica Investment Management, LLC (TIM), uses a "bottom up" approach to investing and builds the fund's portfolio one company at a time by investing fund assets principally in:

 .  common stocks

TIM generally invests at least 65% of the fund's assets in a diversified portfolio of domestic common stocks.

TIM buys securities of premier growth companies it feels are under-valued in the stock market. Premier companies, in the opinion of TIM, have many or all of the following features:

 .  shareholder-oriented management
 .  dominance in market share
 .  cost production advantages
 .  leading brands
 .  self-financed growth
 .  attractive reinvestment opportunities

While TIM invests principally in domestic common stocks, the fund may, to a lesser extent, invest in other securities or investment strategies in pursuit
of its investment objective, which are explained beginning on page    and in
the SAI.

TIM may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant (which is inconsistent with the fund's principal investment strategies). To the extent it invests in these securities, the fund may not be able to achieve its investment objective.

[LOGO] Caution Sign
      Principal Risks

The fund is subject to the following principal investment risks:

 .  Stocks

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

 .  Stock Selection Analysis

The criteria used by TIM to evaluate securities and companies to include in the fund's portfolio may not be effective and may cause overall returns to be lower than if other evaluation methods are used.

You may lose money if you invest in this fund.

These and other risks are fully described in the section entitled "Explanation
of Strategies and Risks," beginning on page   .


  What is a "Bottom Up" Analysis?
  When a sub-adviser uses a "bottom up" approach, it looks primarily at individual companies against the context of broad market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.


 .  Investor Profile

This fund may be appropriate for long-term investors who have the perspective, patience and financial ability to take on above-average price volatility in pursuit of long-term capital growth.

[LOGO] Bar Chart Logo
      Past Performance

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Standard & Poor's 500 Composite Stock Index (S&P 500), a widely recognized unmanaged index of stock performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
-----------------------------------------

Year-by-year total return as of 12/31 each year (%)

                                Class A Shares


                                    [CHART]


IDEX TRANSAMERICA EQUITY

-----------------------------------------

                                     Quarter Ended Return
                     Class A Shares: ------------- -------
                     Best Quarter:                       %
                     Worst Quarter:                      %

-----------------------------------------

Average annual total returns as of 12/31/01


                                                      5 Years  10 Years
                                                      (or Life (or Life
                                             One Year of Fund) of Fund)
        ------------------------------------------------------ --------
        Return before taxes                        %        %        %
        Return after taxes on distributions*       %        %        %
        Return after taxes on distributions
        and sale of fund shares*                   %        %        %
        ------------------------------------------------------ --------
        Index                                      %        %        %
        (reflects no deduction for fees,
        expenses, or taxes)
        ------------------------------------------------------ --------

* The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
[LOGO] Dollar Sign Logo
      Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
-----------------------------------------
-----------------------------------------
Shareholder fees (fees paid directly from your investment)

                                              Class of Shares
                                          A        B    C     M
            ---------------------------------------------------------
            Maximum sales charge (load)
            imposed on purchases
            (as a % of offering price)  5.50%     None None 1.00%
            Maximum deferred sales
            charge (load)                None(a) 5.00% None 1.00%(b)

(as a percentage of purchase price or
redemption proceeds, whichever is lower)
-----------------------------------------
-----------------------------------------
Annual fund operating expenses (expenses that are deducted from fund assets)

             % of average daily net assets     Class of Shares
                                             A     B     C     M
             ------------------------------------------------------
               Management fees             0.80% 0.80% 0.80% 0.80%
               Distribution and service
               (12b-1) fees                0.35% 1.00% 1.00% 0.90%
               Other expenses                  %     %     %     %
                                           -----------------------
               Total annual fund
               operating expenses              %     %     %     %
               Expense reduction (c)           %     %     %     %
                                           -----------------------
               Net operating expenses          %     %     %     %
             ------------------------------------------------------

(a)Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b)Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c)Contractual arrangement with Idex Management, Inc. for expenses that exceed 1.40%, excluding 12b-1 fees.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are
below a minimum balance due to redemptions. See page   .
-----------------------------------------
-----------------------------------------
Example

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

                           Share Class 1 year 3 years
                           ---------------------------
                                A        $       $
                               B*        $       $
                                C        $       $
                                M        $       $
                           ---------------------------

If the shares are not redeemed:

                           Share Class 1 year 3 years
                           ---------------------------
                                A        $       $
                               B*        $       $
                                C        $       $
                                M        $       $
                           ---------------------------

* Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

For information regarding a similar sub-adviser fund, please see page   .

IDEX Alger Aggressive Growth

SUMMARY OF RISKS AND RETURNS

[LOGO] Target Logo
      Objective

The objective of IDEX Alger Aggressive Growth is long-term capital appreciation.

[LOGO] Rook Logo
      Principal Strategies
      and Policies

The fund's sub-adviser, Fred Alger Management, Inc. (Alger), seeks to achieve the fund's objective by investing fund assets principally in:

 .  equity securities such as common or preferred stocks
 . convertible securities (convertible securities can be exchanged for, or converted into, common stock of such companies)

Under normal market conditions, the fund invests at least 85% of its assets in common stocks. Alger invests in companies of any size that the fund manager considers to be rapidly growing. A research oriented, "bottom-up" approach to security selection is emphasized. Alger may also invest in rights, warrants, options and futures.

When selecting stocks for the fund, Alger considers the following factors:

 .  insiders' activity
 .  market style leadership (market dominance of a particular company)
 .  institutional activity
 . relative strength price change (price performance relative to an index) . price-to-declining U.S. dollar
 .  earnings to projected change
 .  quarterly earnings per-share growth rate

Alger selects convertible securities for the fund that can be converted, or exchanged, for stock of the issuer. Convertible securities are often rated below investment grade (i.e., considered to be "junk bonds"), or not rated because they fall below debt obligations and just above common stock in order of preference or priority on the issuer's balance sheet. Alger invests in convertible securities which are rated at or above investment grade.

Alger may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist (which is inconsistent with the fund's principal investment strategies). During this time, the fund may invest up to 100% of its assets in money market instruments and cash equivalents. Under these circumstances, the fund will be unable to achieve its investment objective.

Alger may sell a security in order to buy shares of another company expected to have greater potential for growth or to meet redemptions.

While the fund invests principally in equity and convertible securities, Alger may, to a lesser extent, invest in ADRs, money market instruments, repurchase agreements, or other securities and investment strategies in pursuit of its
investment objective, which are explained beginning on page    and in the SAI.

[LOGO] Caution Sign
      Principal Risks

The fund is subject to the following principal investment risks:

 .  Stocks

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

 .  Investing Aggressively

 . The value of developing-company stocks may be very volatile, and can drop significantly in a short period of time.
 . Rights, options and futures contracts may not be exercised and may expire worthless.
 . Warrants and rights may be less liquid than stocks.

 .  Convertible Securities

Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying stock.

You may lose money if you invest in this fund.

These and other risks are fully described in the section entitled "Explanation
of Strategies and Risks," beginning on page   .

 .  Investor Profile

This fund may be appropriate for investors who seek capital growth aggressively, and who can tolerate wide swings in the value of their investment.

[LOGO] Bar Chart Logo
      Past Performance

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Standard & Poor's 500 Composite Stock Index (S&P 500), a widely recognized unmanaged index of market performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
-----------------------------------------

Year-by-year total return as of 12/31 each year (%)

                                Class A Shares


                                    [CHART]

                          IDEX Alger Aggressive Growth

1995 55.00
1996 5.99
1997 23.27
1998 48.92
1999 69.14
2000 (32.48)

-----------------------------------------

                Quarter Ended  Return
Class A Shares: ------------- --------
Best Quarter:                        %
Worst Quarter:                       %

-----------------------------------------

Average annual total returns as of 12/31/01


                                                      5 Years  10 Years
                                               One    (or Life (or Life
                                               Year   of Fund) of Fund)
        ---------------------------------------------------------------
        Return before taxes                         %        %        %
        Return after taxes on distributions*        %        %        %
        Return after taxes on distributions
         and sale of fund shares*                   %        %        %
        ---------------------------------------------------------------
        Index                                       %        %        %
        (reflects no deduction for fees,
         expenses, or taxes)
        ---------------------------------------------------------------

* The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

[LOGO] Dollar Sign Logo
      Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
-----------------------------------------
-----------------------------------------
Shareholder fees (fees paid directly from your investment)

                                  Class of Shares
                              A        B    C     M
--------------------------- -----    ----- ---- -----
Maximum sales charge (load)
imposed on purchases
(as a % of offering price)  5.50%     None None 1.00%
Maximum deferred sales
charge (load)                None(a) 5.00% None 1.00%(b)

(as a percentage of purchase price or
redemption proceeds, whichever is lower)
-----------------------------------------
-----------------------------------------
Annual fund operating expenses (expenses that are deducted from fund assets) (d)

% of average daily net assets     Class of Shares
                                A     B     C     M
----------------------------- ----- ----- ----- -----
  Management fees             0.80% 0.80% 0.80% 0.80%
  Distribution and service
  (12b-1) fees                0.35% 1.00% 1.00% 0.90%
  Other expenses                  %     %     %     %
                              ----- ----- ----- -----
  Total annual fund
  operating expenses              %     %     %     %
  Expense reduction (c)           %     %     %     %
                              ----- ----- ----- -----
  Net operating expenses          %     %     %     %
----------------------------- ----- ----- ----- -----

(a)Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b)Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c)Contractual arrangement with Idex Management, Inc. through 4/30/03 for expenses that exceed 1.20%, excluding 12b-1 fees.
(d)Annual fund operating expenses are estimated based on the fund's expenses for the fiscal year ended 10/31/00.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 77.
-----------------------------------------
-----------------------------------------
Example

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

Share Class 1 year 3 years 5 years 10 years
----------- ------ ------- ------- --------
     A        $       $       $       $
    B*        $       $       $       $
     C        $       $       $       $
     M        $       $       $       $
----------- ------ ------- ------- --------

If the shares are not redeemed:

Share Class 1 year 3 years 5 years 10 years
----------- ------ ------- ------- --------
     A        $       $       $       $
    B*        $       $       $       $
     C        $       $       $       $
     M        $       $       $       $
----------- ------ ------- ------- --------

* Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

IDEX Great Companies --  Technology/SM/


SUMMARY OF RISKS AND RETURNS

[LOGO] Target Logo
      Objective

The objective of IDEX Great Companies -- Technology/SM/ is long-term growth of capital.

[LOGO] Rook Logo
      Principal Strategies
      and Policies

The fund's sub-adviser, Great Companies, L.L.C. (Great Companies), seeks to achieve this objective by investing in:

 . common stocks of companies that offer technology, communications, capital goods or related products and services

Great Companies generally invests at least 65% of the fund's assets in such stocks.

The fund seeks to invest in stocks of large, established, United States based companies that rely extensively on technology or communications in their product development or operations, and have benefited from technological or communications in their operating history. Stocks for this fund are selected by Great Companies from a group of companies that it has identified, in its opinion, as being "great companies."

To be considered a "great company" candidate by the sub-adviser, the sub-adviser will initially determine if a company meets certain of the following criteria: be highly regarded by management experts; be publicly traded; be incorporated in the United States; have been in business for 15 years or more; have a market cap in excess of $15 billion; be a global company (at least 30% of its revenues outside the U.S.); be engaged in what the sub-adviser considers to be "terrific technology businesses"; have a "protective barrier" such as superior brand franchises; consider employees to be a company's most valuable asset; have, in the sub-adviser's opinion, "world class management"; and be an innovation-driven company that, in the sub-adviser's opinion, can convert changes into opportunities. Each company's common stock (and its predecessors) must have outperformed the S&P 500 over the ten-year period ended December 31, 1998. The sub-adviser will use the NASDAQ Composite Index as the performance benchmark for the fund.

To determine which "great company" in which the fund should invest, Great Companies uses Intrinsic Value investing. Intrinsic Value is the discounted value of the estimated amount of cash that can be taken out of a business during its remaining life. It is an estimate rather than a precise figure, and changes when interest rates move or when forecasts of future cash flows are
revised. Please see page    for a complete description of Intrinsic Value
investing.


Great Companies strives to manage the fund in a tax efficient manner. The fund seeks to minimize capital gains distributions through its investment stategy.


[LOGO] Caution Sign
      Principal Risks

The fund is subject to the following principal investment risks:

 .  Stocks

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

 .  Established Company Stocks

Because companies in which this fund invests must have been in existence for at least 15 years, certain sector stocks, which would otherwise present attractive investment opportunities, will not be selected for the fund.

 .  Technology Stocks

Securities of technology companies are strongly affected by worldwide scientific and technological developments and governmental policies, and, therefore, are generally more volatile than securities of companies not dependent upon or associated with technological issues. The entire value of the fund may decrease if the technology industry suffers a loss.

 .  Proprietary Research

Proprietary forms of research may not be effective and may cause overall returns to be lower than if other forms of research are used.

This fund is non-diversified.

You may lose money if you invest in this fund.

These and other risks are fully described in the section entitled "Explanation
of Strategies and Risks," beginning on page   .


  What is a Non-Diversified Fund?
  A "non-diversified" fund has the ability to take larger positions in a smaller number of issuers. To the extent a fund invests in a greater portion of its assets in the securities of a smaller number of issuers, it may be more susceptible to any single economic, political or regulatory occurrence than a widely diversified fund and may be subject to a greater loss with respect to its portfolio securities. However, to meet federal tax requirements, at the close of each quarter the fund may not have more than 25% of its total assets invested in any one issuer, and, with respect to 50% of its total assets, not more than 5% of its total assets in one issuer.


 .  Investor Profile

The fund may be appropriate for investors who seek long-term growth of capital and who can tolerate fluctuations inherent in stock investing.

[LOGO] Bar Chart Logo
      Past Performance

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Standard & Poor's 500 Composite Stock Index (S&P 500), a widely recognized unmanaged index of stock performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
-----------------------------------------

Year-by-year total return as of 12/31 each year (%)

                                Class A Shares





                                    [CHART]


IDEX GREAT COMPANIES - TECHNOLOGY
-----------------------------------------

                                     Quarter Ended Return
                     Class A Shares: ------------- -------
                     Best Quarter:                       %
                     Worst Quarter:                      %

-----------------------------------------

Average annual total returns as of 12/31/01


                                                      5 Years  10 Years
                                               One    (or Life (or Life
                                               Year   of Fund) of Fund)
        ---------------------------------------------------------------
        Return before taxes                         %        %        %
        Return after taxes on distributions*        %        %        %
        Return after taxes on distributions
         and sale of fund shares*                   %        %        %
        ---------------------------------------------------------------
        Index                                       %        %        %
        (reflects no deduction for fees,
         expenses, or taxes)
        ---------------------------------------------------------------

* The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
[LOGO] Dollar Sign Logo
      Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
-----------------------------------------
-----------------------------------------
Shareholder fees (fees paid directly from your investment)

                                              Class of Shares
                                          A        B    C     M
            ---------------------------------------------------------
            Maximum sales charge (load)
            imposed on purchases
            (as a % of offering price)   5.50%   None  None  1.00%
            Maximum deferred sales
            charge (load)                None(a) 5.00% None 1.00%(b)

(as a percentage of purchase price or red emption proceeds, whichever is lower)
-----------------------------------------
-----------------------------------------
Annual fund operating expenses (expenses that are deducted from fund assets)

             % of average daily net assets     Class of Shares
                                             A     B     C     M
             -----------------------------------------------------
               Management fees             0.80% 0.80% 0.80% 0.80%
               Distribution and service
               (12b-1) fees                0.35% 1.00% 1.00% 0.90%
               Other expenses                  %     %     %     %
                                           -----------------------
               Total annual fund
               operating expenses              %     %     %     %
               Expense reduction (c)           %     %     %     %
                                           -----------------------
               Net operating expenses          %     %     %     %
             -----------------------------------------------------

(a)Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b)Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c)Contractual arrangement with Idex Management, Inc. through 4/30/02, for expenses that exceed 1.20%, excluding 12b-1 fees.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are
below a minimum balance due to redemptions. See page   .
-----------------------------------------
-----------------------------------------
Example

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:


                  Share Class 1 year 3 years 5 years 10 years
                  --------------------------------------------
                       A        $       $       $       $
                       B*       $       $       $       $
                       C        $       $       $       $
                       M        $       $       $       $
                  --------------------------------------------


If the shares are not redeemed:


                  Share Class 1 year 3 years 5 years 10 years
                  --------------------------------------------
                       A        $       $       $       $
                       B*       $       $       $       $
                       C        $       $       $       $
                       M        $       $       $       $
                  --------------------------------------------

* Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

IDEX Isabelle Small Cap Value


SUMMARY OF RISKS AND RETURNS

[LOGO] Target Logo
      Objective

The objective of IDEX Isabelle Small Cap Value is to seek capital appreciation by investing its assets primarily in relatively undervalued common stocks of domestic small companies.

[LOGO] Rook Logo
      Principal Strategies
      and Policies

The fund's sub-adviser, Ironwood Capital Management, LLC (Ironwood), seeks to achieve this objective by investing principally in:

 .  stocks of small cap companies

The fund manager seeks to combine the risk-averse nature of value investing with the superior long-term capital appreciation potential of small company stocks. The fund, under normal conditions, invests at least 80% of its assets in companies that have market capitalizations of less than $1.5 billion at the time of purchase. Market capitalization is the stock price multiplied by the total number of shares outstanding.


It is the manager's intention to be fully invested in small cap securities under normal market conditions.


Using a bottom-up approach with fundamental analysis, Ironwood analyzes a company's recent valuation, price/earnings ratio and tangible assets, such as cash, real estate and equipment, to determine whether it presents the best value in terms of current price, cash flow, and current and forecasted earnings.

Ironwood believes that this approach helps to identify companies whose market value is substantially below true economic value. These companies are often neglected, overlooked or out-of-favor in the market. As a result, their current stock prices may not reflect the companies' long-term economic value. Frequently, these companies exhibit one or more of the following traits:

 .  a company in transition, or in the process of being turned around
 .  the company has a new product or innovation to offer the marketplace
 . the company is positioned to benefit from internal changes, such as a shift in management, or external catalysts, such as a cyclical turnaround of a depressed business or industry.

In selecting these securities, Ironwood conducts an in-depth research and analysis of each company. Ironwood looks at: potential cash flow; quality and commitment of management; overall financial strength; and existing assets. Ironwood often conducts in-person visits or discussions with management as well.

Ironwood may sell a security when it achieves Ironwood's defined target price. A security may also be sold if any of the following occur: a disruptive change in management; the company is unable to operate under its financial burdens; the cycle fails to materialize; a company's product or technology cannot be commercialized; or the investment time horizon of 2 to 3 years is exceeded.

From time to time to supplement or enhance the fund's principal investment strategies in an effort to achieve the fund's investment objectives, the fund manager may invest to a lesser extent in convertible and debt securities, foreign securities, rights and warrants, illiquid and restricted securities, below investment-grade debt securities, commonly referred to as "junk bonds," repurchase agreements, when issued and delayed delivery securities, hedging transactions, short sales "against the box," lending portfolio securities, borrowing money or other securities and investment strategies in pursuit of the
fund's investment objective, which are explained beginning on page    and in
the SAI.

[LOGO] Caution Sign
      Principal Risks

The fund is subject to the following principal investment risks:

 .  Stocks

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

 .  Management Risk

Your investment in the fund varies with the success and failure of Ironwood's value-oriented investment strategies and Ironwood's research, analysis and selection of portfolio securities. If Ironwood's investment strategies do not produce the expected results, your investment could be diminished or even lost.

 .  Small-Sized or New Companies

These companies present additional risks because their earnings are less predictable, their share price more volatile, and their securities less liquid than larger or more established companies.

You may lose money if you invest in this fund.

These and other risks are fully described in the section entitled "Explanation
of Strategies and Risks," beginning on page   .

 .  Investor Profile

The fund may be appropriate for long-term investors who are able to tolerate the volatility that exists with investing in small company stocks.

[LOGO] Bar Chart Logo
      Past Performance

Because the fund will commence operations in April 2001, no historical performance information is presented here. Performance information will be presented for the fund after it has been in operation for one complete calendar year.

[LOGO] Dollar Sign Logo
      Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
-----------------------------------------
-----------------------------------------
Shareholder fees (fees paid directly from your investment)

                                  Class of Shares
                              A        B    C     M
---------------------------------------------------------
Maximum sales charge (load)
imposed on purchases
(as a % of offering price)  5.50%     None None 1.00%
Maximum deferred sales
charge (load)                None(a) 5.00% None 1.00%(b)

(as a percentage of purchase price or
redemption proceeds, whichever is lower)
-----------------------------------------
-----------------------------------------
Annual fund operating expenses (expenses that are deducted from fund assets)

% of average daily net assets     Class of Shares
                                A     B     C     M
------------------------------------------------------
  Management fees             0.90% 0.90% 0.90% 0.90%
  Distribution and service
  (12b-1) fees                0.35% 1.00% 1.00% 0.90%
  Other expenses                  %     %     %     %
                              -----------------------
  Total annual fund
  operating expenses              %     %     %     %
  Expense reduction (d)           %     %     %     %
                              -----------------------
  Net operating expenses          %     %     %     %
------------------------------------------------------

(a)Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b)Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c)Because the fund will commence operations in April 2001, the "Other expenses" are estimates.
(d)Contractual arrangement with Idex Management, Inc. through 4/30/03, for expenses that exceed 1.50%, excluding 12b-1 fees.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are
below a minimum balance due to redemptions. See page   .
-----------------------------------------
-----------------------------------------
Example

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:


Share Class 1 year 3 years
---------------------------
     A        $       $
    B*        $       $
     C        $       $
     M        $       $
---------------------------


If the shares are not redeemed:


Share Class 1 year 3 years
---------------------------
     A        $       $
    B*        $       $
     C        $       $
     M        $       $
---------------------------

* Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

For information regarding a similar sub-adviser fund, please see page   .

IDEX Janus Capital Appreciation


[LOGO] Target Logo
      Objective

The objective of IDEX Janus Capital Appreciation is long-term growth of capital.

[LOGO] Rook Logo
      Principal Strategies
      and Policies

The fund's sub-adviser, Janus Capital Corporation (Janus), seeks to achieve the fund's objective by investing principally in:

 .  common stocks of medium-sized companies


Medium-sized companies are those whose market capitalizations, at the time of purchase, fall within the range of the S&P Mid Cap 400 Index. As of November 30, 2001, this range was $322 million to $11.34 billion.


This fund invests in industries and stocks of companies that the fund's manager believes are experiencing favorable demand for their products and services, and are operating in favorable competitive and regulatory environments.

The fund's manager uses a "bottom up" approach when choosing securities for the fund's portfolio. The fund's manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria.

Although themes may emerge in the fund, stocks are usually selected without regard to any defined industry sector or other similarly defined selection procedure. Though income is not an objective of the fund, some holdings might produce incidental income.

The fund's manager may sell the fund's securities when its expectations regarding growth potential change.

While the fund invests principally in common stocks of medium-sized companies, the fund manager may, to a lesser extent, invest in stocks of smaller to larger companies, including some foreign companies, or other securities and investment strategies in pursuit of the fund's investment objective, which are explained
beginning on page    and in the SAI.


  What is a "Bottom Up" Analysis?
  When a sub-adviser uses a "bottom up" approach, it looks primarily at individual companies against the context of broad market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.


[LOGO] Caution Sign
      Principal Risks

The fund is subject to the following principal investment risks:

 .  Stocks

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

 .  Medium-Sized Companies

These companies present additional risks because their earnings are less predictable, their share prices more volatile, and their securities less liquid than larger, more established companies.

This fund is non-diversified.

You may lose money if you invest in this fund.

These and other risks are fully described in the section entitled "Explanation
of Strategies and Risks," beginning on page   .


  What is a Non-Diversified Fund?
  A "non-diversified" fund has the ability to take larger positions in a smaller number of issuers. To the extent a fund invests a greater portion of its assets in the securities of a smaller number of issuers, it may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund and may be subject to greater loss with respect to its portfolio securities. However, to meet federal tax requirements, at the close of each quarter the fund may not have more than 25% of its total assets invested in any one issuer, and, with respect to 50% of its total assets, not more than 5% of its total assets invested in any one issuer.


 .  Investor Profile

This fund may be appropriate for investors who want capital growth and who can stand the risks associated with common stock investments.

[LOGO] Bar Chart Logo
      Past Performance

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Standard & Poor's MidCap 400 Index (S&P 400), a widely recognized unmanaged index of stock performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
-----------------------------------------

Year-by-year total return as of 12/31 each year (%)

                                Class A Shares


                                    [CHART]

    IDEX Janus Capital Appreciation
(formerly Idex JCC Capital Appreciation)

1995 36.62
1996 13.00
1997 12.18
1998 31.32
1999 119.22
2000 37.72
2001

-----------------------------------------

                Quarter Ended  Return
Class A Shares: ------------- --------
Best Quarter:                        %
Worst Quarter:                       %
---------------------------------------

Average annual total returns as of 12/31/01


                                                      5 years  10 years
                                                      (or Life (or Life
                                             One year of Fund) of Fund)
        ---------------------------------------------------------------
        Return before taxes                         %        %        %
        Return after taxes on distributions*        %        %        %
        Return after taxes on distributions
         and sale of fund shares*...........        %        %        %
        ---------------------------------------------------------------
        Index                                       %        %        %
        (reflects no deduction for fees,
         expenses, or taxes)................
        ---------------------------------------------------------------

* The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

[LOGO] Dollar Sign Logo
      Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
-----------------------------------------
-----------------------------------------
Shareholder fees (fees paid directly from your investment)

                                  Class of Shares
                              A        B    C     M
--------------------------------------------------------
Maximum sales charge (load)
imposed on purchases
(as a % of offering price)  5.50%     None None 1.00%
Maximum deferred sales
charge (load)                None(a) 5.00% None 1.00%(b)

(as a percentage of purchase price or redemption proceeds, whichever is lower)
-----------------------------------------
-----------------------------------------
Annual fund operating expenses (expenses that are deducted from fund assets)(d)

% of average daily net assets     Class of Shares
                                A     B     C     M
-----------------------------------------------------
  Management fees             1.00% 1.00% 1.00% 1.00%
  Distribution and service
  (12b-1) fees                0.35% 1.00% 1.00% 0.90%
  Other expenses                  %     %     %     %
                              -----------------------
  Total annual fund
  operating expenses              %     %     %     %
  Expense reduction (c)           %     %     %     %
                              -----------------------
  Net operating expenses          %     %     %     %
-----------------------------------------------------

(a)Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b)Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c)Contractual arrangement with Idex Management, Inc. through 4/30/02 for expenses that exceed 1.50%, excluding 12b-1 fees.
(d)Annual fund operating expenses are estimated based on the fund's expenses for the fiscal year ended 10/31/00.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 77.
-----------------------------------------
-----------------------------------------
Example

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If shares are redeemed at the end of each period:

Share Class 1 year 3 years 5 years 10 years
-------------------------------------------
     A        $       $       $       $
    B*        $       $       $       $
     C        $       $       $       $
     M        $       $       $       $
-------------------------------------------

If the shares are not redeemed:

Share Class 1 year 3 years 5 years 10 years
-------------------------------------------
     A        $       $       $       $
    B*        $       $       $       $
     C        $       $       $       $
     M        $       $       $       $
-------------------------------------------

* Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

IDEX Munder Net50


Please note: This fund is not available for new investors.


SUMMARY OF RISKS AND RETURNS

[LOGO] Target Logo
      Objective

The objective of IDEX Munder Net50 is to seek to provide long-term capital appreciation.

[LOGO] Rook Logo
      Principal Strategies
      and Policies

The fund's sub-adviser, Munder Capital Management (Munder) seeks to achieve the fund's objective by investing principally in:

 . stocks of domestic and foreign companies that are engaged in the Internet and Intranet related businesses

Under normal market conditions, the fund will invest at least 65% of its total assets in equity securities, and American Depositary Receipts (ADRs) of both domestic and foreign companies that are engaged in research, design, development, manufacturing or engaged to a significant extent in the business of distributing products, processes or services for use with the Internet or Intranet related businesses. The fund intends to hold approximately 50 different securities, but may hold between 40 and 60 securities at any time. Of the companies selected, 70-90% are expected to be domestic, while 10-30% are expected to be foreign.

The Internet is a world-wide network of computers designed to permit users to share information and transfer data quickly and easily. The World Wide Web
(WWW), which is a means of graphically interfacing with the Internet, is a hyper-text based publishing medium containing text, graphics, interactive feedback mechanisms and links within WWW documents and to other WWW documents. An Intranet is the application of WWW tools and concepts to a company's internal documents and databases.

There is no limit on the market capitalization of the companies in which the fund may invest, or in the length of operating history for the companies. The fund may invest in small companies. Small companies are defined as those with a market capitalization or annual revenues of no more than $1 billion. The fund may also invest without limit in initial public offerings (IPOs), although it is uncertain whether such IPOs will be available for investment by the fund or what impact, if any, they will have on the fund's performance.

The fund may, to a lesser extent, invest in emerging markets, purchase and sell options, forward currency exchange contracts and use various investment techniques or other securities and investment strategies in pursuit of its
investment objective, which are explained beginning on page    and in the SAI.

[LOGO] Caution Sign
      Principal Risks

The fund is subject to the following principal investment risks:

 .  Stocks

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

 .  Foreign Stocks

Investments in foreign securities (including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs)) involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks include:

 . changes in currency values
 . currency speculation
 . currency trading costs
 . different accounting and reporting practices
 . less information available to the public
 . less (or different) regulation of securities markets
 . more complex business negotiations
 . less liquidity
 . more fluctuations in prices
 . delays in settling foreign securities transactions
 . higher costs for holding shares (custodial fees)
 . higher transaction costs
 . vulnerability to seizure and taxes
 . political instability and small markets
 . different market trading days
 . forward foreign currency contracts for hedging

 .  Sector Risk

The fund will invest primarily in companies engaged in Internet and Intranet related activities. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. The value of the fund's shares may fluctuate more than shares of a fund investing in a broader range of industries.

 .  Small-and Medium-Sized Companies

These companies present additional risks because their earnings are less predictable, their share price more volatile, and their securities are less liquid than larger, more established companies.

You may lose money if you invest in this fund.

These and other risks are fully described in the section entitled "Explanation
of Strategies and Risks," beginning on page   .

 .  Investor Profile

This fund may be appropriate for long-term investors who seek growth of capital, are looking for a stock portfolio that is focused on a particular stock market segment, and are able to tolerate significant fluctuations in the value of their investment.

[LOGO] Bar Chart Logo
      Past Performance

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Standard & Poor's 500 Composite Stock Index (S&P 500), a widely recognized unmanaged index of stock performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
-----------------------------------------

Year-by-year total return as of 12/31 each year (%)

                                Class A Shares


                                    [CHART]


IDEX MUNDER NET 50

-----------------------------------------

                                     Quarter Ended Return
                     Class A Shares: ------------- -------
                     Best Quarter:                       %
                     Worst Quarter:                      %

-----------------------------------------

Average annual total returns as of 12/31/01


                                                      5 Years  10 Years
                                               One    (or Life (or Life
                                               Year   of Fund) of Fund)
        ---------------------------------------------------------------
        Return before taxes                         %        %        %
        Return after taxes on distributions*        %        %        %
        Return after taxes on distributions
         and sale of fund shares*                   %        %        %
        ---------------------------------------------------------------
        Index                                       %        %        %
        (reflects no deduction for fees,
         expenses, or taxes)
        ---------------------------------------------------------------

* The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

[LOGO] Dollar Sign Logo
      Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
-----------------------------------------
-----------------------------------------
Shareholder fees (fees paid directly from your investment)

                                  Class of Shares
                              A        B    C     M
-----------------------------------------------------
Maximum sales charge (load)
imposed on purchases
(as a % of offering price)  5.50%     None None 1.00%
Maximum deferred sales
charge (load)                None(a) 5.00% None 1.00%(b)

(as a percentage of purchase price or redemption proceeds, whichever is lower)
-----------------------------------------
-----------------------------------------
Annual fund operating expenses (expenses that are deducted from fund assets)

% of average daily net assets     Class of Shares
                                A     B     C     M
-----------------------------------------------------
  Management fees             1.00% 1.00% 1.00% 1.00%
  Distribution and service
  (12b-1) fees                0.35% 1.00% 1.00% 0.90%
  Other expenses (c)              %     %     %     %
                              -----------------------

  Total annual fund
  operating expenses              %     %     %     %
  Expense reduction (d)           %     %     %     %
                              -----------------------

  Net operating expenses          %     %     %     %
-----------------------------------------------------

(a)Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b)Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c)Because the fund commenced operations in December 2000, the "Other expenses" are estimates.
(d)Contractual arrangement with Idex Management, Inc. through 4/30/03 for expenses that exceed 1.60%, excluding 12b-1 fees.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are
below a minimum balance due to redemptions. See page   .
-----------------------------------------
-----------------------------------------
Example

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

Share Class 1 year 3 years 5 years 10 years
-------------------------------------------
     A        $      $       $        $
    B*        $      $       $        $
     C        $      $       $        $
     M        $      $       $        $
-------------------------------------------

If the shares are not redeemed:

                  Share Class 1 year 3 years 5 years 10 years
                  -------------------------------------------
                       A        $      $       $        $
                      B*        $      $       $        $
                       C        $      $       $        $
                       M        $      $       $        $
                  -------------------------------------------

* Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

IDEX Pilgrim Baxter Mid Cap Growth


SUMMARY OF RISKS AND RETURNS

[LOGO] Target Logo
      Objective

The investment objective of IDEX Pilgrim Baxter Mid Cap Growth is to seek capital appreciation.

[LOGO] Rook Logo
      Principal Strategies
      and Policies

The fund's sub-adviser, Pilgrim Baxter & Associates, Ltd. (Pilgrim Baxter), seeks to achieve the fund's objective by investing fund assets principally in:

 .  common stocks of medium capitalization companies

In seeking capital appreciation, Pilgrim Baxter normally invests at least 65% of the fund's total assets in common stocks, issued by companies with market capitalizations or average revenues between $500 million and $10 billion. The fund invests primarily in companies that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential.


Pilgrim Baxter uses its own fundamental research computer models and proprietary measures of growth and business momentum in managing the fund.



Pilgrim Baxter's decision to sell a stock depends on many factors. Generally speaking, Pilgrim Baxter considers selling a security when its anticipated appreciation is no longer probable, alternate investments offer more superior appreciation prospects, the risk of a decline in its market price is too great or a deterioration in business fundamentals occurs or is expected to occur.



Pilgrim Baxter may take a temporary defensive position to maintain liquidity when economic or market conditions are unfavorable for profitable investing. Under these circumstances, the fund will be unable to achieve its investment objective.


While the fund invests principally in common stocks of medium-sized companies, Pilgrim Baxter may, to a lesser extent, elect to invest in options and futures contracts for hedging and risk management, or in other securities and investment strategies in pursuit of its investment objective, which are
explained beginning on page    and in the SAI.

[LOGO] Caution Sign
      Principal Risks

The fund is subject to the following principal investment risks:

 .  Stocks

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the fund may hold fluctuate in price, the value of your investment in the fund will go up and down.

 .  Medium-Sized Companies

These companies present additional risks because their earnings are less predictable, their share price more volatile, and their securities less liquid than larger, more established companies.

You may lose money if you invest in this fund.

These and other risks are fully described in the section entitled "Explanation
of Strategies and Risks," beginning on page   .

 .  Investor Profile

This fund may be appropriate for investors who want long-term growth of capital and who can tolerate fluctuations inherent in stock investing.

[LOGO] Bar Chart Logo
      Past Performance

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Russell Mid Cap Growth Index (MCG), a widely recognized unmanaged index of stock performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
-----------------------------------------

Year-by-year total return as of 12/31 each year (%)

                                Class A Shares


                                    [CHART]

                       IDEX Pilgrim Baxter Mid Cap Growth

2000 (17.30)




2001


-----------------------------------------

                                     Quarter Ended Return
                     Class A Shares: ------------- -------
                     Best Quarter:                       %
                     Worst Quarter:                      %
                     --------------------------------------


Average annual total returns as of 12/31/01



                                                       5 Years   10 Years
                                                     (or Life of (or Life
                                              1 Year    Fund)    of Fund)
      --------------------------------------------------------------------
      Return before taxes                         %         %         %
      Return after taxes on distributions*        %         %         %
      Return after taxes on distributions and
       sale of fund shares*                       %         %         %
      --------------------------------------------------------------------
      Index (reflects no deduction for (fees,
       expenses, or taxes)                        %         %         %
      --------------------------------------------------------------------

* The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

[LOGO] Dollar Sign Logo
      Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
-----------------------------------------
-----------------------------------------
Shareholder fees (fees paid directly from your investment)

                                              Class of Shares
                                          A        B    C     M
            ---------------------------------------------------------
            Maximum sales charge (load)
            imposed on purchases
            (as a % of offering price)  5.50%     None None 1.00%
            Maximum deferred sales
            charge (load)                None(a) 5.00% None 1.00%(b)

(as a percentage of purchase price or redemption proceeds, whichever is lower)
-----------------------------------------
-----------------------------------------
Annual fund operating expenses (expenses that are deducted from fund assets) (d)

             % of average daily net assets     Class of Shares
                                             A     B     C     M
             ------------------------------------------------------
             Management fees               0.80% 0.80% 0.80% 0.80%
             Distribution and service
             (12b-1) fees                  0.35% 1.00% 1.00% 0.90%
             Other expenses)                   %     %     %     %
                                           -----------------------
             Total annual fund operating
             expenses                          %     %     %     %
             Expense reduction (c)             %     %     %     %
                                           -----------------------
             Net operating expenses            %     %     %     %
             ------------------------------------------------------

(a)Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b)Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c)Contractual arrangement with Idex Management, Inc. for the period through 4/30/03 for expenses that exceed 1.40%, excluding 12b-1 fees.
(d)Annual fund operating expenses are estimated based on the fund's expenses for the fiscal year ended 10/31/00.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are
below a minimum balance due to redemptions. See page   .
-----------------------------------------
-----------------------------------------
Example

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

Share Class 1 year 3 years 5 years 10 years
--------------------------------------------
   A          $       $       $       $
   B*         $       $       $       $
   C          $       $       $       $
   M          $       $       $       $
--------------------------------------------

If the shares are not redeemed:

Share Class 1 year 3 years 5 years 10 years
--------------------------------------------
   A          $       $       $       $
   B*         $       $       $       $
   C          $       $       $       $
   M          $       $       $       $
--------------------------------------------

The table reflects the expense cap increase on 12/01/01.
* Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

For information regarding a similar sub-adviser fund, please see page   .

IDEX Pilgrim Baxter Technology


SUMMARY OF RISKS AND RETURNS

[LOGO] Target Logo
      Objective

The objective of IDEX Pilgrim Baxter Technology is growth of capital. Current income is incidental to this objective.

[LOGO] Rook Logo
      Principal Strategies
      and Policies

The fund's sub-adviser, Pilgrim Baxter & Associates, Ltd. (Pilgrim Baxter), seeks to achieve this objective by investing principally in:

 . common stocks of companies doing business in the technology and communications sectors of the market


In seeking growth of capital, Pilgrim Baxter normally invests at least 80% of the fund's total assets in common stocks of small, medium or large capitalization companies doing business in the technology and communications sectors of the market. This fund is also concentrated which means Pilgrim Baxter invests 25% or more of the fund's total assets in the groups industries within those sectors.



These industries may include computer software and hardware, network and cable broadcasting, defense and data storage and retrieval, and biotechnology. The fund invests in companies that may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge developments. The fund's holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing, using or marketing scientific advances.



Pilgrim Baxter uses its own fundamental research computer models and proprietary measures of growth and business momentum in managing the fund.



Pilgrim Baxter's decision to sell a stock depends on many factors. Generally speaking, Pilgrim Baxter considers selling a security when its anticipated appreciation is no longer probable, alternate investments offer more superior appreciation prospects, or the risk of a decline in its market price is too great or a deterioration in business fundamentals occurs or is expected to occur.



Pilgrim Baxter may take a temporary defensive position to maintain liquidity when economic or market conditions are unfavorable for profitable investing. Under these circumstances, the fund will be unable to achieve its investment objective.


While the fund invests principally in common stocks, Pilgrim Baxter may, to a lesser extent, invest in options and futures contracts for hedging and risks management or in other securities and investment strategies in pursuit of its
investment objective, which are explained beginning on page    and in the SAI.


  What is a Non-Diversified Fund?
  A "non-diversified" fund has the ability to take larger positions in a smaller number of issuers. To the extent a fund invests a greater portion of its assets in the securities of a smaller number of issuers, it may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund and may be subject to greater loss with respect to its portfolio securities. However, to meet federal tax requirements, at the close of each quarter the fund may not have more than 25% of its total assets invested in any one issuer, and, with respect to 50% of its total assets, not more than 5% of its total assets invested in any one issuer.


[LOGO] Caution Sign
      Principal Risks

The fund is subject to the following principal investment risks:

 .  Stocks

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

 .  Technology Stocks

Securities of technology companies are strongly affected by worldwide scientific and technological developments and governmental policies, and, therefore, are generally more volatile than securities of companies not dependent upon or associated with technological issues.

 .  Small- or Medium-Sized Companies

These companies present additional risks because their earnings are less predictable, their share price more volatile, and their securities less liquid than larger or more established companies.

This fund is non-diversified.

You may lose money if you invest in this fund.

These and other risks are fully described in the section entitled "Explanation
of Strategies and Risks," beginning on page   .

 .  Investor Profile

This fund may be appropriate for investors who are willing to accept the higher risk of loss inherent in a fund that invests in technology company securities which may be strongly affected by worldwide scientific and technological developments and governmental policies, in exchange for the potential of greater capital appreciation.

[LOGO] Bar Chart Logo
      Past Performance

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Standard & Poor's 500 Composite Stock Index (S&P 500), a widely recognized unmanaged index of stock performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
-----------------------------------------

Year-by-year total return as of 12/31 each year (%)

                                Class A Shares


                                    [CHART]


IDEX PILGRIM BAXTER TECHNOLOGY

-----------------------------------------

                                     Quarter Ended Return
                     Class A Shares: ------------- -------
                     Best Quarter:                       %
                     Worst Quarter:                      %

Average annual total returns as of 12/31/01


                                                      5 Years  10 Years
                                                      (or Life (or Life
                                             One Year of Fund) of Fund)
        ------------------------------------------------------ --------
        Return before taxes                        %        %        %
        Return after taxes on distributions*       %        %        %
        Return after taxes on distributions
        and sale of fund shares*                   %        %        %
        ------------------------------------------------------ --------
        Index                                      %        %        %
        (reflects no deduction for fees,
        expenses, or taxes)
        ------------------------------------------------------ --------

* The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

[LOGO] Dollar Sign Logo
      Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
-----------------------------------------
-----------------------------------------
Shareholder fees (fees paid directly from your investment)

                                              Class of Shares
                                          A        B    C     M
            ---------------------------------------------------------
            Maximum sales charge (load)
            imposed on purchases
            (as a % of offering price)  5.50%     None None 1.00%
            Maximum deferred sales
            charge (load)                None(a) 5.00% None 1.00%(b)

(as a percentage of purchase price or
redemption proceeds, whichever is lower)
-----------------------------------------
-----------------------------------------
Annual fund operating expenses (expenses that are deducted from fund assets)

             % of average daily net assets     Class of Shares
                                             A     B     C     M
             ------------------------------------------------------
               Management fees             1.00% 1.00% 1.00% 1.00%
               Distribution and service
               (12b-1) fees                0.35% 1.00% 1.00% 0.90%
               Other expenses                  %     %     %     %
                                           -----------------------
               Total annual fund
               operating expenses              %     %     %     %
               Expense reduction (c)           %     %     %     %
                                           -----------------------
               Net operating expenses          %     %     %     %
             ------------------------------------------------------

(a)Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b)Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c)Contractual arrangement with Idex Management, Inc. through 4/30/02 for expenses that exceed 1.60%, excluding 12b-1 fees.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page .
-----------------------------------------
-----------------------------------------
Example

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:


                  Share Class 1 year 3 years 5 years 10 years
                       A        $       $       $       $
                      B*        $       $       $       $
                       C        $       $       $       $
                       M        $       $       $       $
                  --------------------------------------------


If the shares are not redeemed:



                  Share Class 1 year 3 years 5 years 10 years
                       A        $       $       $       $
                      B*        $       $       $       $
                       C        $       $       $       $
                       M        $       $       $       $
                  --------------------------------------------

The table reflects the expense cap increase on 12/01/01.
* Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

For information regarding a similar sub-adviser fund, please see page   .

IDEX Transamerica Small Company


SUMMARY OF RISKS AND RETURNS

[LOGO] Target Logo
      Objective

The objective of IDEX Transamerica Small Company is to maximize long-term growth.

[LOGO] Rook Logo
      Principal Strategies
      and Policies

The fund's sub-adviser, Transamerica Investment Management, LLC (TIM), uses a "bottom-up" approach to investing and builds the fund's portfolio one company at a time by investing fund assets principally in:

 . equity securities such as common stocks, preferred stocks, rights, warrants and securities convertible into or exchangeable for common stocks of small companies


TIM generally invests at least 80% of the fund's assets in a diversified portfolio of equity securities. The companies issuing these securities are companies with small market capitalization. TIM defines small companies as those whose market capitalization or annual revenues are no more than $1 billion at the time of purchase.


TIM selects stocks that are issued by small U.S. companies which, in its opinion, show:

 .  strong potential for steady growth
 .  high barriers to competition

It is the opinion of TIM that companies with smaller capitalization levels are less actively followed by security analysts and therefore they may be undervalued, providing strong opportunities for a rise in value.

While the fund invests principally in equity securities of small companies, TIM may also, to a lesser extent, invest in debt securities or other securities and investment strategies in pursuit of its investment objective, which are
explained beginning on page   and in the SAI.

TIM may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant (which is inconsistent with the fund's principal investment strategies). To the extent it is invested in these securities, the fund may not be able to achieve its investment objective.

[LOGO] Caution Sign
      Principal Risks

The fund is subject to the following principal investment risks:

 .  Stocks

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

 .  Convertible Securities

Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying stock.

 .  Small-Cap Companies

Investing in small companies involves greater risk than is customarily associated with more established companies. Stocks of small companies may be subject to more abrupt or erratic price movements than larger company securities. Small companies often have limited product lines, market, or financial resources, and their management may lack depth and experience.

Also, growth stocks can experience steep price declines if the company's earnings disappoint investors. Since the fund will typically be fully invested in this market sector, investors are fully exposed to its volatility.

 .  Warrants and Rights

Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. They do not represent any rights in the assets of the issuing company.

Also, the value of a warrant or right does not necessarily change with the value of the underlying securities. A warrant or right ceases to have value if it is not exercised prior to the expiration date.

You may lose money if you invest in this fund.

These and other risks are fully described in the section entitled "Explanation
of Strategies and Risks," beginning on page   .


  What is a "Bottom Up" Analysis?
  When a sub-adviser uses a "bottom up" approach, it looks primarily at individual companies against the context of broad market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.


 .  Investor Profile

This fund may be appropriate for long-term investors who are willing and financially able to take on above-average stock market volatility in order to pursue long-term capital growth.

[LOGO] Bar Chart Logo
      Past Performance

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Standard & Poor's 500 Composite Stock Index (S&P 500), a widely recognized unmanaged index of stock performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
-----------------------------------------

Year-by-year total return as of 12/31 each year (%)

                                Class A Shares


                                    [CHART]


IDEX TRANSAMERICA SMALL COMPANY

-----------------------------------------

                                      Quarter Ended Return
                      Class A Shares: ------------- ------
                      Best Quarter:                      %
                      Worst Quarter:                     %

-----------------------------------------

Average annual total returns as of 12/31/01


                                                      5 Years  10 Years
                                                      (or Life (or Life
                                             One Year of Fund) of Fund)
        ------------------------------------------------------ --------
        Return before taxes                        %        %        %
        Return after taxes on distributions*       %        %        %
        Return after taxes on distributions
        and sale of fund shares*                   %        %        %
        ------------------------------------------------------ --------
        Index                                      %        %        %
        (reflects no deduction for fees,
        expenses, or taxes)
        ------------------------------------------------------ --------

* The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
[LOGO] Dollar Sign Logo
      Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
-----------------------------------------
-----------------------------------------
Shareholder fees (fees paid directly from your investment)

                                              Class of Shares
                                          A        B    C     M
                                        -------------------------
            Maximum sales charge (load)
            imposed on purchases
            (as a % of offering price)  5.50%     None None 1.00%
            Maximum deferred sales
            charge (load)                None(a) 5.00% None 1.00%(b)

(as a percentage of purchase price or redemption proceeds, whichever is lower)
-----------------------------------------
-----------------------------------------
Annual fund operating expenses (expenses that are deducted from fund assets)

             % of average daily net assets     Class of Shares
                                             A     B     C     M
                                           -----------------------
               Management fees             0.80% 0.80% 0.80% 0.80%
               Distribution and service
               (12b-1) fees                0.35% 1.00% 1.00% 0.90%
               Other expenses                  %     %     %     %
                                           -----------------------
               Total annual fund
               operating expenses              %     %     %     %
               Expense reduction (c)           %     %     %     %
                                           -----------------------
               Net operating expenses          %     %     %     %

-----------------------------------------
(a)Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b)Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c)Contractual arrangement with Idex Management, Inc. for the period through 4/30/03 for expenses that exceed 1.40%, excluding 12b-1 fees.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are
below a minimum balance due to redemptions. See page   .
-----------------------------------------
-----------------------------------------
Example

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:


                  Share Class 1 year 3 years 5 years 10 years
                  --------------------------------------------
                     A          $       $       $       $
                     B*         $       $       $       $
                     C          $       $       $       $
                     M          $       $       $       $
                  --------------------------------------------


If the shares are not redeemed:


                  Share Class 1 year 3 years 5 years 10 years
                  --------------------------------------------
                       A        $       $       $       $
                      B*        $       $       $       $
                       C        $       $       $       $
                       M        $       $       $       $
                  --------------------------------------------

* Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

For information regarding a similar sub-adviser fund, please see page   .

IDEX T. Rowe Price Small Cap

SUMMARY OF RISKS AND RETURNS

[LOGO] Target Logo
      Objective

The investment objective of IDEX T. Rowe Price Small Cap is to seek long-term growth of capital by investing primarily in common stocks of small growth companies.

[LOGO] Rook Logo
      Principal Strategies
      and Policies

The fund's sub-adviser, T. Rowe Price Associates, Inc.
(T. Rowe Price), seeks to achieve the fund's objective by investing fund assets principally in:

 .  common stocks of small-cap growth companies


This fund will invest at least 80% of its net assets in small-cap growth companies. These are defined as companies whose market capitalization falls within the range of, or less than, the smallest 100 companies in the Standard & Poor's 500 Composite Stock Index (S&P 500) which was approximately $ billion and below as of December 31, 2001, but the upper size limit will vary with market fluctuations. Companies whose capitalization increases above this range after the fund's initial purchase continue to be considered small companies for purposes of this policy. The S&P 500 measures the performance of the common stocks of 500 large U.S. companies in the manufacturing, utilities, transportation, and financial industries. (A company's market "cap" is found by multiplying its shares outstanding by its stock price.)


To help manage cash flows efficiently, T. Rowe Price may also buy and sell stock index futures. The fund intends to be invested in a large number of holdings. T. Rowe Price believes this diversification should minimize the effects of individual security selection on fund performance.


T. Rowe Price uses a number of quantitative models that are designed to identify key characteristics of small-cap growth stocks. Based on these models and fundamental company research, stocks are selected in a "top-down" manner so that the fund's portfolio as a whole reflects characteristics T. Rowe Price considers important, such as valuations (price/earnings or price/book value ratios, for example) and projected earnings growth.



  What is a Quantitative Model?
  A quantitative model is fashioned by a fund's sub-adviser to assist the sub-adviser in evaluating a potential security. The sub-adviser creates a model that is designed using characteristics that the sub-adviser deems advantageous in a security. The sub-adviser then compares a potential security's characteristics against those of the model, and makes a determination of whether or not to purchase the security based on the results of that comparison.


The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The fund may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist (which is inconsistent with the fund's principal investment strategies). Under these circumstances, the fund may be unable to achieve its investment objective.


  What is a Top-Down Approach?
  When using a "top-down" approach, the fund manager looks first at broad market factors, and on the basis of those market factors, chooses certain sectors, or industries within the overall market. The manager then looks at individual companies within those sectors or industries.



While the fund invests principally in small-cap common stocks, T. Rowe Price may, to a lesser extent, invest in foreign stocks, stock index futures, or other securities and investment strategies in pursuit of its investment
objective, which are explained beginning on page    and in the SAI.


[LOGO] Caution Sign
      Principal Risks

The fund is subject to the following principal investment risks:

 .  Stocks

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

 .  Small-Cap Companies

Investing in small companies involves greater risk than is customarily associated with more established companies. Stocks of small companies may be subject to more abrupt or erratic price movements than larger company securities. Small companies often have limited product lines, markets, or financial resources, and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

Also, growth stocks can experience steep price declines if the company's earnings disappoint investors. Since the fund will typically be fully invested in this market sector, investors are fully exposed to its volatility.

 .  Quantitative Models

A quantitative model that is developed to select stocks may not be effective. As a result, overall returns of the fund may be lower than if other methods were used to select the stock held by the fund.




 .  Foreign Stocks



Foreign stock holdings are subject to the risk that some holdings may lose value because of declining foreign currencies or adverse political or economic events.




You may lose money if you invest in this fund.

These and other risks are fully described in the section entitled "Explanation
of Strategies and Risks," beginning on page   .

 .  Investor Profile

This fund may be appropriate for investors who want an aggressive, long-term approach to building capital and who can tolerate significant fluctuations inherent in small-cap stock investing.

[LOGO] Bar Chart Logo
      Past Performance

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Russell 2000 Index (Russell 2000), a widely recognized unmanaged index of stock performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
-----------------------------------------

Year-by-year total return as of 12/31 each year (%)

                                Class A Shares


                                    [CHART]

                          IDEX T. Rowe Price Small Cap

2000 (9.15)
2001

-----------------------------------------

                                     Quarter Ended Return
                     Class A Shares: ------------- -------
                     Best Quarter:                       %
                     Worst Quarter:                      %

-----------------------------------------

Average annual total returns as of 12/31/01


                                                      5 Years  10 Years
                                                      (or Life (or Life
                                             One Year of Fund) of Fund)
        ------------------------------------------------------ --------
        Return before taxes                        %        %        %
        Return after taxes on distributions*       %        %        %
        Return after taxes on distributions
         and sale of fund shares*                  %        %        %
        ------------------------------------------------------ --------
        Index                                      %        %        %
        (reflects no deduction for fees,
         expenses, or taxes)
        ------------------------------------------------------ --------

* The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

[LOGO] Dollar Sign Logo
      Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
-----------------------------------------
-----------------------------------------
Shareholder fees (fees paid directly from your investment)

                                              Class of Shares
                                          A        B    C     M
            --------------------------------------------------------

            Maximum sales charge (load)
            imposed on purchases
            (as a % of offering price)  5.50%     None None 1.00%
            Maximum deferred sales
            charge (load)                None(a) 5.00% None 1.00%(b)

(as a percentage of purchase price or redemption proceeds, whichever is lower)
-----------------------------------------
-----------------------------------------
Annual fund operating expenses (expenses that are deducted from fund assets)(d)

             % of average daily net assets     Class of Shares
                                             A     B     C     M

                                           -----------------------
               Management fees             0.80% 0.80% 0.80% 0.80%
               Distribution and service
               (12b-1) fees                0.35% 1.00% 1.00% 0.90%
               Other expenses                  %     %     %     %

                                           -----------------------
               Total annual fund
               operating expenses              %     %     %     %
               Expense reduction (c)           %     %     %     %
                                           -----------------------
               Net operating expenses          %     %     %     %
             -----------------------------------------------------

(a)Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b)Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c)Contractual arrangement with Idex Management, Inc. for the period through 4/30/02 for expenses that exceed 1.40%, excluding 12b-1 fees.
(d)Annual fund operating expenses are estimated based on the fund's expenses for the fiscal year ended 10/31/00.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are
below a minimum balance due to redemptions. See page   .
-----------------------------------------
-----------------------------------------
Example

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

                  Share Class 1 year 3 years 5 years 10 years
                  -------------------------------------------
                       A        $       $       $       $
                       B**      $       $       $       $
                       C        $       $       $       $
                       M        $       $       $       $
                  -------------------------------------------

If the shares are not redeemed:

                  Share Class 1 year 3 years 5 years 10 years
                  -------------------------------------------
                       A        $       $       $       $
                       B**      $       $       $       $
                       C        $       $       $       $
                       M        $       $       $       $
                  -------------------------------------------

* Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

For information regarding a similar sub-adviser fund, please see page   .

IDEX American Century International


SUMMARY OF RISKS AND RETURNS

[LOGO] Target Logo
      Objective

The objective of IDEX American Century International is to seek capital growth.

[LOGO] Rook Logo
      Principal Strategies
      and Policies

The fund's sub-adviser, American Century Investment Management, Inc. (American Century), seeks to achieve this objective by investing principally in:

 .  stocks of growing foreign companies

The fund manager uses a growth investment strategy developed by American Century to invest in stocks of companies that it believes will increase in value over time. This strategy looks for companies with earnings and revenue growth potential. Ideally, the fund manager looks for companies whose earnings and revenues are not only growing, but growing at a successfully faster, or accelerating, pace. This strategy is based on the premise that, over the long term, the stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value.

The manager uses a bottom-up approach to select stocks to buy for the fund. The manager tracks financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund manager to select or decide to continue to hold the stocks of companies it believes will be able to sustain their growth, and to sell stocks of companies whose growth begins to slow down.

In addition to locating strong companies with earnings and revenue growth, the fund manager believes that it is important to diversify the fund's holdings across different countries and geographical regions in an effort to manage the risks of p1an international portfolio. For this reason, the fund manager also considers the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The fund manager does not attempt to time the market. Instead, under normal market conditions, the manager intends to keep the fund essentially fully invested in stocks regardless of the movement of stock prices. When the manager believes it is prudent, the fund may invest a portion of its assets in convertible securities, short-term securities, non-leveraged stock index futures contracts and other similar securities.

Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid by performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the manager cannot leverage the fund's assets by investing in a derivative security. A complete description of the derivatives policy is included in the SAI.

[LOGO] Caution Sign
      Principal Risks

The fund is subject to the following principal investment risks:

 .  Stocks

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

 .  Foreign Stocks

Investments in foreign securities (including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs)) involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks include:

 . changes in currency values
 . currency speculation
 . currency trading costs
 . different accounting and reporting practices
 . less information available to the public
 . less (or different) regulation of securities markets
 . more complex business negotiations
 . less liquidity
 . more fluctuations in prices
 . delays in settling foreign securities transactions
 . higher costs for holding shares (custodial fees)
 . higher transaction costs
 . vulnerability to seizure and taxes
 . political instability and small markets
 . different market trading days
 . forward foreign currency contracts for hedging

 .  Currency Risk

Because the fund's foreign investments are generally held in foreign currencies, the fund is subject to currency risk, meaning the fund could experience gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

You may lose money if you invest in this fund.

These and other risks are fully described in the section entitled "Explanation
of Strategies and Risks," beginning on page   .

 .  Investor Profile

This fund may be appropriate for the investor who is seeking long-term capital growth, diversification of his or her investment portfolio through investment in foreign securities, and is comfortable with the risks associated with investing in foreign growth securities and short-term price volatility. It may also be appropriate when investing through an IRA or other tax-advantaged retirement plan.

[LOGO] Bar Chart Logo
      Past Performance

Because the fund commenced operations in April 2001, no historical performance information is presented here. Performance information will be presented for the fund after it has been in operation for one complete calendar year.

[LOGO] Dollar Sign Logo
      Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
-----------------------------------------
-----------------------------------------
Shareholder fees (fees paid directly from your investment)

                                              Class of Shares
                                           A      B    C     M
            ----------------------------------------------------
            Maximum sales charge (load)
            imposed on purchases
            (as a % of offering price)    5.50%  None None 1.00%
            Maximum deferred sales
            charge (load)               None(a) 5.00% None 1.00%(b)

(as a percentage of purchase price or redemption proceeds, whichever is lower)
-----------------------------------------
-----------------------------------------
Annual fund operating expenses (expenses that are deducted from fund assets)

             % of average daily net assets     Class of Shares
                                             A     B     C     M
             -----------------------------------------------------
               Management fees             1.00% 1.00% 1.00% 1.00%
               Distribution and service
               (12b-1) fees                0.35% 1.00% 1.00% 0.90%
               Other expenses (c)

                                           -----------------------
               Total annual fund
               operating expenses              %     %     %     %
               Expense reduction (d)           %     %     %     %

                                           -----------------------
               Net operating expenses          %     %     %     %
             -----------------------------------------------------

(a)Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b)Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c)Because the fund will commence operations in April 2001, the "Other expenses" are estimates.
(d)Contractual arrangement with Idex Management, Inc. through 4/30/03, for expenses that exceed 1.60%, excluding 12b-1 fees.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are
below a minimum balance due to redemptions. See page   .
-----------------------------------------
-----------------------------------------
Example

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

                           Share Class 1 year 3 years
                           --------------------------
                                A       $737  $1,533
                                B*      $763  $1,529
                                C       $263  $1,229
                                M       $450  $1,288
                           --------------------------

If the shares are not redeemed:

                           Share Class 1 year 3 years
                           --------------------------
                                A       $737  $1,533
                                B*      $263  $1,229
                                C       $263  $1,229
                                M       $351  $1,288
                           --------------------------

* Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

For more information regarding a similar sub-adviser fund, please see page   .

IDEX Gabelli Global Growth

SUMMARY OF RISKS AND RETURNS

[LOGO] Target Logo
      Objective

The objective of IDEX Gabelli Global Growth is to seek to provide investors with appreciation of capital.

[LOGO] Rook Logo
      Principal Strategies
      and Policies

The fund's sub-adviser, Gabelli Asset Management Company (Gabelli), seeks to achieve this objective by investing principally in:

 .  common stocks

Under normal market conditions, the fund will invest at least 65% of its total assets in common stock of companies involved in the global market place. The fund invests primarily in common stocks of foreign and domestic small capitalization, mid-capitalization and large capitalization issuers. The fund may invest without limitation in securities of foreign issuers and will invest in securities of issuers located in at least three countries.

To seek to achieve the fund's primary objective, Gabelli employs a disciplined investment program focusing on the globalization and interactivity of the world's market place. The fund invests in companies that, in Gabelli's opinion, are at the forefront of accelerated growth.

Gabelli strives to find reasonably valued businesses exhibiting creativity to adapt to the changing environment. Additionally, Gabelli looks for solid franchises, ideally with unique copyrights that can add to overall value creation. And lastly, Gabelli likes growth and therefore looks to businesses involved in the ever-evolving communication revolution. Looking forward, Gabelli continues to believe that the dominant companies of tomorrow will be conducting a major portion of their business via the Internet within the next five years.

Currently in selecting investments, Gabelli seeks companies participating in emerging advances in services and products that are accessible to individuals in their homes or offices through consumer electronics content based devices such as telephones, televisions, radios and personal computers. The fund will invest in companies which Gabelli believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. In addition, Gabelli also considers the market price of the issuer's securities, its balance sheet characteristics and the perceived strength of its management.

Gabelli sells the fund's securities when they view the stock to be overvalued, or when Gabelli feels the stocks are no longer in what it considers to be a favorable media.

In seeking to achieve the investment objective of this fund, Gabelli may make investment decisions without giving consideration to the turnover rate of the fund. As a result, the turnover rate of the fund's portfolio may be higher than other comparable funds. Consequently, the fund may incur higher transaction related expenses than funds that do not engage in frequent trading.

[LOGO] Caution Sign
      Principal Risks

The fund is subject to the following principal investment risks:

 .  Stocks

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

 .  Foreign Stocks

Investments in foreign securities (including ADRs, GDRs and EDRs) involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between regulations to which U.S. and foreign issuer markets are subject. These risks include:

 . changes in currency values
 . currency speculation
 . currency trading costs
 . different accounting and reporting practices
 . less information available to the public
 . less (or different) regulation of securities markets
 . more complex business negotiations
 . less liquidity
 . more fluctuations in prices
 . delays in settling foreign securities transactions
 . higher costs for holding shares (custodial fees)
 . higher transaction costs
 . vulnerability to seizure and taxes
 . political instability and small markets
 . different market trading days
 . forward foreign currency contracts for hedging

 .  Entertainment and Communications Stock

Securities of entertainment and communications companies are strongly affected by worldwide scientific and technological developments and governmental policies, and, therefore, are generally more volatile than securities of companies not dependent upon or associated with such issues.

You may lose money if you invest in this fund.

These and other risks are fully described in the section entitled "Explanation
of Strategies and Risks," beginning on page   .

 .  Investor Profile

This fund may be appropriate for investors who are long-term investors and who seek growth of capital in a diversified portfolio of stocks of companies located inside and outside the United States.

[LOGO] Bar Chart Logo
      Past Performance

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Standard & Poor's 500 Composite Stock Index (S&P 500), a widely recognized unmanaged index of stock performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
-----------------------------------------

Year-by-year total return as of 12/31 each year (%)

                                Class A Shares


                                    [CHART]


IDEX GABELLI GLOBAL GROWTH

-----------------------------------------

                                     Quarter Ended Return
                     Class A Shares: ------------- -------
                     Best Quarter:                       %
                     Worst Quarter:                      %

-----------------------------------------

Average annual total returns as of 12/31/01


                                                      5 Years  10 Years
                                                      (or Life (or Life
                                             One Year of Fund) of Fund)
        ------------------------------------------------------ --------
        Return before taxes                        %        %        %
        Return after taxes on distributions*       %        %        %
        Return after taxes on distributions
         and sale of fund shares*                  %        %        %
        ------------------------------------------------------ --------
        Index                                      %        %        %
        (reflects no deduction for fees,
         expenses, or taxes)
        ------------------------------------------------------ --------

* The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

[LOGO] Dollar Sign Logo
      Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
-----------------------------------------
-----------------------------------------
Shareholder fees (fees paid directly from your investment)

                                              Class of Shares
                                          A        B    C     M
            --------------------------------------------------------
            Maximum sales charge (load)
            imposed on purchases
            (as a % of offering price)  5.50%     None None 1.00%
            Maximum deferred sales
            charge (load)                None(a) 5.00% None 1.00%(b)

(as a percentage of purchase price or
redemption proceeds, whichever is lower)
-----------------------------------------
-----------------------------------------
Annual fund operating expenses (expenses that are deducted from fund assets)

             % of average daily net assets     Class of Shares
                                             A     B     C     M
             -----------------------------------------------------
               Management fees             1.00% 1.00% 1.00% 1.00%
               Distribution and service
                (12b-1) fees               0.35% 1.00% 1.00% 0.90%
               Other expenses                  %     %     %     %
                                           -----------------------
               Total annual fund
               operating expenses              %     %     %     %
               Expense reduction (d)           %     %     %     %
                                           -----------------------
               Net operating expenses          %     %     %     %
             -----------------------------------------------------

(a)Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b)Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c)Contractual arrangement with Idex Management, Inc. through 4/30/02 for expenses that exceed 1.40%, excluding 12b-1 fees.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are
below a minimum balance due to redemptions. See page   .
-----------------------------------------
-----------------------------------------
Example

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

                  Share Class 1 year 3 years 5 years 10 years
                  -------------------------------------------
                       A        $       $       $       $
                       B*       $       $       $       $
                       C        $       $       $       $
                       M        $       $       $       $
                  -------------------------------------------

If the shares are not redeemed:

                  Share Class 1 year 3 years 5 years 10 years
                  -------------------------------------------
                       A        $       $       $       $
                       B*       $       $       $       $
                       C        $       $       $       $
                       M        $       $       $       $
                  -------------------------------------------

* Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

For information regarding a similar sub-adviser fund, please see page   .

IDEX Great Companies -- Global/2 /

SUMMARY OF RISKS AND RETURNS

[LOGO] Target Logo
      Objective

The objective of IDEX Great Companies -- Global/2/ is to seek long-term growth of capital in a manner consistent with preservation of capital.

[LOGO] Rook Logo
      Principal Strategies
      and Policies

The fund's sub-adviser Great Companies, L.L.C (Great Companies), seeks to achieve this objective by investing in common stocks of domestic and foreign issuers which are selected from a group of companies that it has identified as being "great companies." All stocks selected for the fund's portfolio will meet the common criteria listed below.

All companies selected for the domestic portion of the fund's portfolio must be incorporated in the United States. Domestic non-technology stocks will only be selected if they (and their predecessors) have outperformed the S&P 500 over the ten-year period ended December 29, 2000, are global companies (at least 40% of its revenues outside the U.S.), and have been in business at least 50 years and survived the founder.

Domestic technology stocks will only be selected if they, (and their predecessors) have outperformed the NASDAQ Composite Index over the ten-year period ended December 31, 1998, are global companies (at least 30% of its revenues outside the U.S.), and have been in business at least 15 years.

The stocks selected for the international portion of the fund's portfolio must be incorporated outside of the United States. The non-technology portion of international stocks must consist of stocks of companies that have at least 40% of their revenues outside the country of origin, and the technology portion must have at least 30% of their revenues outside the country of origin. In addition, the international stocks will only be selected if they (and their predecessors) have outperformed the Morgan Stanley Capital International World Index (MSCIW) over the ten-year period ended June 30, 2000. (MSCIW is the primary benchmark for the fund.) The international stocks cannot have government ownership in excess of 10% and, generally, must be ADR traded securities.

To be considered a "great company" candidate by the sub-adviser, the sub-adviser will initially determine if a company meets certain of the following criteria: be highly regarded by management experts; be publicly traded; have a market cap in excess of $15 billion; be engaged in what the sub-adviser considers to be "terrific businesses"; have a "protective barrier" such as superior brand franchises; consider employees to be a company's most valuable asset; have, in the sub-adviser's opinion, "world class management"; and be an innovation-driven company that, in the sub-adviser's opinion, can convert changes into opportunities.

To determine which "great company" in which the fund should invest, Great Companies uses Intrinsic Value investing. Intrinsic Value is the discounted value of the estimated amount of cash that can be taken out of a business during its remaining life. It is an estimate rather than a precise figure, and changes when interest rates move or when forecasts of future cash flows are
revised. Please see page    for a complete description of Intrinsic Value
investing.


The allocation of the fund's portfolio between domestic and international companies will be driven by two factors: the market price of the stocks in the portfolios relative to their intrinsic values, and the relative weightings of U.S. equities and international equities in the fund's benchmark.





Great Companies strives to manage the fund in a tax efficient manner. The fund seeks to minimize capital gains distributions through its investment strategy.


[LOGO] Caution Sign
      Principal Risks

The fund is subject to the following principal investment risks:

 .  Stocks

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

 .  Foreign Stocks

Investments in foreign securities (including ADRs, GDRs and EDRs) involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks include: changes in currency values; currency speculation; currency trading costs; different accounting and reporting practices; less information available to the public; less (or different) regulation of securities markets; more complex business negotiations; less liquidity; more fluctuations in prices; delays in settling foreign securities transactions; higher costs for holding shares (custodial fees); higher transaction costs; vulnerability to seizure and taxes; political instability and small markets; different market trading days and forward currency contracts for hedging.

 .  Established Company Stocks

Because both domestic and foreign companies in which this fund invests must have been in existence for at least 50 and 15 years, respectively, certain sector stocks, which would otherwise present attractive investment opportunities, will not be selected for the fund.

 .  Proprietary Research

Proprietary forms of research may not be effective and may cause overall returns to be lower than if other forms of research are used.

 .  Technology Stocks

Securities of technology companies are strongly affected by worldwide scientific and technological developments and governmental policies, and, therefore, are generally more volatile than securities of companies not dependent upon or associated with technological issues. The entire value of the fund may decrease if the technology industry suffers a loss.

You may lose money if you invest in this fund.

These and other risks are fully described in the section entitled "Explanation
of Strategies and Risks," beginning on page   .

 .  Investor Profile

This fund may be appropriate for the investor who seeks capital growth without being limited to investments in U.S. securities, and who can tolerate the risks associated with foreign investing.

[LOGO] Bar Chart Logo
      Past Performance

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Standard & Poor's 500 Composite Stock Index (S&P 500), a widely recognized unmanaged index of stock performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
-----------------------------------------

Year-by-year total return as of 12/31 each year (%)

                                Class A Shares


                                    [CHART]


IDEX GREAT COMPANIES-GLOBAL(2)

-----------------------------------------

                                      Quarter Ended Return
                      Class A Shares: ------------- ------
                      Best Quarter:                      %
                      Worst Quarter:                     %

-----------------------------------------

Average annual total returns as of 12/31/01


                                                      5 Years  10 Years
                                                      (or Life (or Life
                                             One Year of Fund) of Fund)
        ------------------------------------------------------ --------
        Return before taxes                        %        %        %
        Return after taxes on distributions*       %        %        %
        Return after taxes on distributions
         and sale of fund shares*...........       %        %        %
        ------------------------------------------------------ --------
        Index                                      %        %        %
        (reflects no deduction for fees,
         expenses, or taxes)................
        ------------------------------------------------------ --------

* The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
[LOGO] Dollar Sign Logo
      Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
-----------------------------------------
-----------------------------------------
Shareholder fees (fees paid directly from your investment)

                                  Class of Shares
                              A        B    C     M
--------------------------------------------------------
Maximum sales charge (load)
imposed on purchases
(as a % of offering price)  5.50%     None None 1.00%
Maximum deferred sales
charge (load)                None(a) 5.00% None 1.00%(b)

(as a percentage of purchase price or
redemption proceeds, whichever is lower)
-----------------------------------------
-----------------------------------------
Annual fund operating expenses (expenses that are deducted from fund asset)

% of average daily net assets     Class of Shares
                                A     B     C     M
-----------------------------------------------------
  Management fees             0.80% 0.80% 0.80% 0.80%
  Distribution and service
  (12b-1) fees                0.35% 1.00% 1.00% 0.90%
  Other expenses                  %     %     %     %
                              -----------------------

  Total annual fund
  operating expenses              %     %     %     %
  Expense reduction (c)           %     %     %     %
                              -----------------------

  Net operating expenses          %     %     %     %
-----------------------------------------------------

(a)Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b)Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c)Contractual arrangement with Idex Management, Inc. through 4/30/03 for expenses that exceed 1.20%, excluding 12b-1 fees.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are
below a minimum balance due to redemptions. See page   .
-----------------------------------------
-----------------------------------------
Example

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

Share Class 1 year 3 years 5 years 10 years
-------------------------- ------- --------
     A        $       $       $       $
    B*        $       $       $       $
     C        $       $       $       $
     M        $       $       $       $
-------------------------- ------- --------

If the shares are not redeemed:

Share Class 1 year 3 years 5 years 10 years
-------------------------- ------- --------
     A        $       $       $       $
    B*        $       $       $       $
     C        $       $       $       $
     M        $       $       $       $
-------------------------- ------- --------

* Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

IDEX Janus Global

Please note: This fund is not available for new investors.

SUMMARY OF RISKS AND RETURNS

[LOGO] Caution Sign
      Objective

The objective of IDEX Janus Global is long-term growth of capital in a manner consistent with preservation of capital.

[LOGO] Rook Logo
      Principal Strategies
      and Policies

The sub-adviser, Janus Capital Corporation (Janus), seeks to achieve this objective by investing principally in:

 .  common stocks of foreign and domestic issuers
 .  depositary receipts including ADRs, GDRs and EDRs

The fund may invest on a worldwide basis in companies and securities issued by foreign or domestic governments, government agencies or other government entities of any size, regardless of country of organization or place of principal business activity.

The fund manager's main strategy is to use a "bottom up" approach to build the fund's portfolio. Foreign stocks are generally selected on a stock-by-stock basis without regard to defined allocation among countries or geographic regions.

When evaluating foreign investments, the fund manager (in addition to looking at individual companies) considers such factors as:

 .  expected levels of inflation in various countries
 .  government policies that might affect business conditions
 .  the outlook for currency relationships
 .  prospects for economic growth among countries, regions or geographic areas

The fund manager sells the fund's securities when its expectations regarding growth potential change.

While the fund invests principally in common stocks of foreign and domestic issuers and depositary receipts, the fund manager may, to a lesser extent, invest in forward foreign currency contracts and futures for hedging, or other securities and investment strategies in pursuit of the fund's investment
objective, which are explained beginning on page    and in the SAI.


  What is a "Bottom Up" Analysis?
  When a sub-adviser uses a "bottom up" approach, it looks primarily at individual companies against the context of broad market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.


[LOGO] Caution Sign
      Principal Risks

The fund is subject to the following principal investment risks:

 .  Stocks

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

 .  Foreign Stocks

Investments in foreign securities (including ADRs, GDRs and EDRs) involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks include:

 . changes in currency values
 . currency speculation
 . currency trading costs
 . different accounting and reporting practices
 . less information available to the public
 . less (or different) regulation of securities markets
 . more complex business negotiations
 . less liquidity
 . more fluctuations in prices
 . delays in settling foreign securities transactions
 . higher costs for holding shares (custodial fees)
 . higher transaction costs
 . vulnerability to seizure and taxes
 . political instability and small markets
 . different market trading days
 . forward foreign currency contracts for hedging

You may lose money if you invest in this fund.

These and other risks are fully described in the section entitled "Explanation
of Strategies and Risks," beginning on page   .

 .  Investor Profile

The fund may be appropriate for investors who want capital growth without being limited to investments in U.S. securities, and who can stand the risks associated with foreign investing.

[LOGO] Bar Chart Logo
      Past Performance

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Morgan Stanley Capital International World Index (MSCIW), a widely recognized unmanaged index of market performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
-----------------------------------------

Year-by-year total return as of 12/31 each year (%)

                                Class A Shares


                                    [CHART]

                  IDEX Janus Global (formerly Idex JCC Global)


1993 31.28


1994 0.62


1995 28.03


1996 26.76


1997 20.44


1998 24.84


1999 63.31


2000 (17.72)


2001

-----------------------------------------

                                     Quarter Ended  Return
                     Class A Shares: ------------- --------
                     Best Quarter:                        %
                     Worst Quarter:                       %

-----------------------------------------




Average annual total returns as of 12/31/01



                                                      5 Years  10 Years
                                                      (or Life (or Life
                                             One Year of Fund) of Fund)
        ------------------------------------------------------ --------
        Return before taxes                        %        %        %
        Return after taxes on distributions*       %        %        %
        Return after taxes on distributions
         and sale of fund shares*                  %        %        %
        ------------------------------------------------------ --------
        Index                                      %        %        %
        (reflects no deduction for fees,
         expenses, or taxes)
        ------------------------------------------------------ --------


* The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


[LOGO] Dollar Sign Logo
      Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
-----------------------------------------
-----------------------------------------
Shareholder fees (fees paid directly from your investment)

                                              Class of Shares
                                          A        B    C     M
            --------------------------------------------------------
            Maximum sales charge (load)
            imposed on purchases
            (as a % of offering price)  5.50%     None None 1.00%
            Maximum deferred sales
            charge (load)                None(a) 5.00% None 1.00%(b)

(as a percentage of purchase price or redemption proceeds, whichever is lower)
-----------------------------------------
-----------------------------------------
Annual fund operating expenses (expenses that are deducted from fund assets)(c)

             % of average daily net assets     Class of Shares
                                             A     B     C     M
             -----------------------------------------------------
               Management fees             0.93% 0.93% 0.93% 0.93%
               Distribution and service
               (12b-1) fees                0.35% 1.00% 1.00% 0.90%
               Other expenses                  %     %     %     %
                                           -----------------------
               Total annual fund
               operating expenses              %     %     %     %
             -----------------------------------------------------

(a)Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b)Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c)Annual fund operating expenses are estimated based on the fund's expenses for the fiscal year ended 10/31/01.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are
below a minimum balance due to redemptions. See page   .
-----------------------------------------
-----------------------------------------
Example

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

                  Share Class 1 year 3 years 5 years 10 years
                  -------------------------------------------
                       A        $       $       $       $
                      B*        $       $       $       $
                       C        $       $       $       $
                       M        $       $       $       $
                  -------------------------------------------

If the shares are not redeemed:

                  Share Class 1 year 3 years 5 years 10 years
                  -------------------------------------------
                       A        $       $       $       $
                      B*        $       $       $       $
                       C        $       $       $       $
                       M        $       $       $       $
                  -------------------------------------------

* Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

IDEX American Century Income & Growth

SUMMARY OF RISKS AND RETURNS

[LOGO] Target Logo
      Objective

The objective of IDEX American Century Income & Growth is to seek dividend growth, current income and capital appreciation by investing in common stock.

[LOGO] Rook Logo
      Principal Strategies
      and Policies

The fund's sub-adviser, American Century Investment Management, Inc. (American Century), seeks to achieve this objective by investing principally in:

 .  common stocks

The fund's investment strategy utilizes quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the fund manager ranks stocks, primarily the 1,500 largest publicly traded companies in the United States (measured by their market capitalization), from most attractive to least attractive. This is determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the manager uses ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the manager uses, among others, the rate of growth of company's earnings and changes in its earnings estimates.

In the second step, the manager uses a technique called portfolio optimization. In portfolio optimization, the manager uses a computer model to build a portfolio of stocks for the ranking described earlier that it believes will provide the optimal balance between risk and expected return. The goal is to create a fund that provides better returns than the S&P 500, without taking on significant additional risk.

The fund manager does not attempt to time the market. Instead, under normal market conditions, it intends to keep the fund essentially fully invested in stocks regardless of the movement of stock prices. When the manager believes it is prudent, the fund may invest a portion of its assets in convertible debt securities, foreign securities, short-term securities, non-leveraged stock index futures contracts and other similar securities.

Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of instruments. For example, the manager cannot leverage the fund's assets by investing in a derivative security. A complete description of the derivatives policy is included in the SAI.

[LOGO] Caution Sign
      Principal Risks

The fund is subject to the following principal investment risks:

 .  Stocks

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

 .  Foreign Stocks

Investments in foreign securities (including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs)) involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks include:

 . changes in currency values
 . currency speculation
 . currency trading costs
 . different accounting and reporting practices
 . less information available to the public
 . less (or different) regulation of securities markets
 . more complex business negotiations
 . less liquidity
 . more fluctuations in prices
 . delays in settling foreign securities transactions
 . higher costs for holding shares (custodial fees)
 . higher transaction costs
 . vulnerability to seizure and taxes
 . political instability and small markets
 . different market trading days
 . forward foreign currency contracts for hedging

 .  Quantitative Models

A quantitative model that is developed to select stocks may not be effective. As a result, overall returns of the fund may be lower than if other methods were used to select the stock held by the fund.


  What is a Quantitative Model?
  A quantitative model is fashioned by a fund's sub-adviser to assist the sub-adviser in evaluating a potential security. The sub-adviser creates a model that is designed using characteristics that the sub-adviser deems advantageous in a security. The sub-adviser then compares a potential security's characteristics against those of the model, and makes a determination of whether or not to purchase the security based on the results of that comparison.


You may lose money if you invest in this fund.

These and other risks are fully described in the section entitled "Explanation
of Strategies and Risks," beginning on page   .

 .  Investor Profile

The fund may be appropriate for the investor who is seeking long-term capital growth from his or her investment, is comfortable with the fund's short-term price volatility and the risks associated with the fund's investment strategy or is investing through an IRA or other tax-advantaged retirement plans.

[LOGO] Bar Chart Logo
      Past Performance

Because the fund commenced operations in April 2001, no historical performance information is presented here. Performance information will be presented for the fund after it has been in operation for one complete calendar year.

[LOGO] Dollar Sign Logo
      Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
-----------------------------------------
-----------------------------------------
Shareholder fees (fees paid directly from your investment)

                                  Class of Shares
                              A        B    C     M
--------------------------------------------------------
Maximum sales charge (load)
imposed on purchases
(as a % of offering price)  5.50%     None None 1.00%
Maximum deferred sales
charge (load)                None(a) 5.00% None 1.00%(b)

(as a percentage of purchase price or redemption proceeds, whichever is lower)
-----------------------------------------
-----------------------------------------
Annual fund operating expenses (expenses that are deducted from fund assets)

% of average daily net assets     Class of Shares
                                A     B     C     M
-----------------------------------------------------
  Management fees             0.90% 0.90% 0.90% 0.90%
  Distribution and service
  (12b-1) fees                0.35% 1.00% 1.00% 0.90%
  Other expenses (c)              %     %     %     %
                              -----------------------

  Total annual fund
  operating expenses              %     %     %     %
  Expense reduction (d)           %     %     %     %
                              -----------------------

  Net operating expenses          %     %     %     %
-----------------------------------------------------

(a)Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b)Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c)Because the fund will commence operations in April 2001, the "Other expenses" are estimates.
(d)Contractual arrangement with Idex Management, Inc. through 4/30/2002 for expenses that exceed 1.50%, excluding 12b-1 fees.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are
below a minimum balance due to redemptions. See page   .
-----------------------------------------
-----------------------------------------
Example

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:


Share Class 1 year 3 years
--------------------------
     A        $      $
    B*        $      $
     C        $      $
     M        $      $
--------------------------


If the shares are not redeemed:


Share Class 1 year 3 years
--------------------------
     A        $      $
    B*        $      $
     C        $      $
     M        $      $
--------------------------

* Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

For information regarding a similar sub-adviser fund, please see page   .

IDEX Janus Growth & Income

SUMMARY OF RISKS AND RETURNS

[LOGO] Target Logo
      Objective

The objective of IDEX Janus Growth & Income is to seek long-term capital growth and current income.

[LOGO] Rook Logo
      Principal Strategies
      and Policies

The fund's sub-adviser, Janus Capital Corporation (Janus), seeks to achieve the fund's objective by investing principally in:

 .  common stocks

The fund normally invests up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities that the fund manager believes have income potential. Equity securities may make up part of this income component if they currently pay dividends or the fund manager believes they have potential for increasing or commencing dividend payments. Stocks selected for this fund include those of both domestic and foreign issuers.

The income component of the fund may include fixed income securities. Unless otherwise limited by its specific investment policies, the fund may also invest without limit in foreign equity and debt securities. The fund will invest less than 35% of its net assets in high-yield/high-risk bonds (commonly known as "junk bonds").

Please see Appendix A for a description of ratings.

In addition to considering economic factors such as the effect of interest rates on the fund's investments, the fund manager applies a "bottom up" approach in choosing investments. If the fund manager is unable to find such investments, the fund's assets may be in cash or other similar investments.

While the fund invests principally in common stocks, the fund manager may, to a lesser extent, invest in warrants, preferred stocks or convertible securities selected primarily for their growth potential, or other securities and investment strategies in pursuit of its investment objective, which are
explained beginning on page    and in the SAI.


  What is a "Bottom Up" Analysis?
  When a sub-adviser uses a "bottom up" approach, it looks primarily at individual companies against the context of broad market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.


[LOGO] Caution Sign
      Principal Risks

The fund is subject to the following principal investment risks:

 .  Stocks

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

 .  Foreign Stocks

Investments in foreign securities (including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs)) involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks include:

 . changes in currency values
 . currency speculation
 . currency trading costs
 . different accounting and reporting practices
 . less information available to the public
 . less (or different) regulation of securities markets
 . more complex business negotiations
 . less liquidity
 . more fluctuations in prices
 . delays in settling foreign securities transactions
 . higher costs for holding shares (custodial fees)
 . higher transaction costs
 . vulnerability to seizure and taxes
 . political instability and small markets
 . different market trading days
 . forward foreign currency contracts for hedging

 .  Fixed-Income Securities

The value of these securities may change daily based on changes in the interest rates, and other market conditions and factors. The risks include:

 . changes in interest rates
 . length of time to maturity may cause fluctuations in the value of the security
 . issuers defaulting on their obligations to pay
 . dependency on the ability of the issuer to meet interest or principal payments


 .  High-Yield/High-Risk Securities

 . credit risk
 . greater sensitivity to interest rate movements
 . greater vulnerability to economic changes
 . decline in market value in event of default
 . less liquidity
 . greater chance of default than higher rated debt securities

You may lose money if you invest in this fund.

These and other risks are fully described in the section entitled "Explanation
of Strategies and Risks," beginning on page   .

 .  Investor Profile

This fund may be appropriate for long-term investors who seek growth of capital with varying degrees of emphasis on income, but do not desire a consistent level of income. The investor must be able to tolerate the greater risks associated with common stock investments.

[LOGO] Bar Chart Logo
      Past Performance


The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Standard & Poor's 500 Composite Stock Index (S&P 500), a widely recognized unmanaged index of stock performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
-----------------------------------------

Year-by-year total return as of 12/31 each year (%)

                                Class A Shares


                                    [CHART]


IDEX JANUS GROWTH AND INCOME

-----------------------------------------

                                     Quarter Ended Return
                     Class A Shares: ------------- -------
                     Best Quarter:                       %
                     Worst Quarter:                      %

-----------------------------------------

Average annual total returns as of 12/31/01



                                                      5 Years  10 Years
                                                      (or Life (or Life
                                             One Year of Fund) of Fund)
        ------------------------------------------------------ --------
        Return before taxes                        %        %        %
        Return after taxes on distributions*       %        %        %
        Return after taxes on distributions
        and sale of fund shares*                   %        %        %
        ------------------------------------------------------ --------
        Index                                      %        %        %
        (reflects no deduction for fees,
        expenses, or taxes)
        ------------------------------------------------------ --------

* The after tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact or state and local taxes.
[LOGO] Dollar Sign Logo
      Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
-----------------------------------------
-----------------------------------------
Shareholder fees (fees paid directly from your investment)

                                  Class of Shares
                              A        B    C     M
-----------------------------------------------------
Maximum sales charge (load)
imposed on purchases
(as a % of offering price)  5.50%     None None 1.00%
Maximum deferred sales
charge (load)                None(a) 5.00% None 1.00%(b)

(as a percentage of purchase price or redemption proceeds, whichever is lower)
-----------------------------------------
-----------------------------------------
Annual fund operating expenses (expenses that are deducted from fund assets)

% of average daily net assets     Class of Shares
                                A     B     C     M
-----------------------------------------------------
  Management fees             1.00% 1.00% 1.00% 1.00%
  Distribution and service
  (12b-1) fees                    %     %     %     %
  Other expenses                  %     %     %     %
                              -----------------------

  Total annual fund
  operating expenses              %     %     %     %
  Expense reduction (c)           %     %     %     %
                              -----------------------

  Net operating expenses          %     %     %     %
-----------------------------------------------------

(a)Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b)Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c)Contractual arrangement with Idex Management, Inc. for expenses that exceed 1.60%, excluding 12b-1 fees.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are
below a minimum balance due to redemptions. See page   .
-----------------------------------------
-----------------------------------------
Example

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:


Share Class 1 year 3 years 5 years 10 years
--------------------------
     A        $      $       $        $
    B*        $      $       $        $
     C        $      $       $        $
     M        $      $       $        $
--------------------------


If the shares are not redeemed:


Share Class 1 year 3 years 5 years 10 years
--------------------------
     A        $      $       $        $
    B*        $      $       $        $
     C        $      $       $        $
     M        $      $       $        $
--------------------------

* Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

For information regarding a similar sub-adviser fund, please see page   .

TRANSAMERICA CONVERTIBLE SECURITIES



[LOGO] Target Logo
      Objective


The investment objective of the fund is to seek maximum total return through a combination of current income and capital appreciation.

[LOGO] Rook Logo
      Principal Strategies
      and Policies


The fund's sub-adviser, Transamerica Investment Management, LLC
("Transamerica), seeks to achieve this objective by investing principally in:


 .  Convertible securities

In seeking its investment objective, Transamerica will normally invest at least 80% of net assets in convertible securities, which are often lower-quality debt securities and perform more like a stock when the underlying share price is high and more like a bond when the underlying share price is low. Transamerica may also invest the fund's assets in other types of securities, including common stock.

Transamerica may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.


In buying and selling securities for the fund, Transamerica relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, industry position, and economic market conditions. Factors considered include growth potential, earnings estimates, and quality of management.


Transamerica may lend the fund's securities to broker-dealers or other financial institutions to earn income for the fund.

Transamerica may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

The fund may also invest in other securities and investment strategies in pursuit of its investment objective, which are explained beginning on page and in the SAI.

[LOGO] Caution Sign
      Principal Risks


The fund is subject to the following principal investment risks:

 .  Stocks

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investments in the fund will go up and down.

 .  Interest Rate Changes

Interest rates increases can cause the price of a debt security to decrease.

 .  Foreign Securities

Investments in foreign securities (including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs)) involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks include:

 . changes in currency values
 . currency speculation
 . currency trading costs
 . different accounting and reporting practices
 . less information available to the public
 . less (or different) regulation of securities markets
 . more complex business negotiations
 . less liquidity
 . more fluctuations in prices
 . delays in settling foreign securities transactions
 . higher costs for holding shares (custodial fees)
 . higher transaction costs
 . vulnerability to seizure and taxes
 . political instability and small markets
 . different market trading days
 . forward foreign currency contracts for hedging

 .  Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

You may lose money if you invest in this fund.

These and other risks are fully described in the section entitled "Explanation
of Strategies and Risks," beginning on page    .

 .  Investor Profile

The fund may be appropriate for investors who seek current income enhanced by the potential for capital growth, and are willing to tolerate fluctuation in principle value caused by changes in interest rates.

[LOGO] Bar Chart Logo
      Past Performance


Because the fund commenced operations in March 2002, no historical performance information is presented here. Performance information will be presented for the fund after it has been in operation for one complete calendar year.


[LOGO] Dollar Sign Logo
      Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
-----------------------------------------
-----------------------------------------
Shareholder fees (fees paid directly from your investment)

                                              Class of Shares
                                           A      B    C     M
            ----------------------------------------------------
            Maximum sales charge (load)
            imposed on purchases
            (as a % of offering price)    5.50%  None None 1.00%
            Maximum deferred sales
            charge (load)               None(a) 5.00% None 1.00%(b)

(as a percentage of purchase price or redemption proceeds, whichever is lower)
-----------------------------------------
-----------------------------------------
Annual fund operating expenses (expenses that are deducted from fund assets)


             % of average daily net assets     Class of Shares
                                             A     B     C     M
             -----------------------------------------------------
               Management fees             0.80% 0.80% 0.80% 0.80%
               Distribution and service
               (12b-1) fees                0.35% 1.00% 1.00% 0.90%
               Other expenses (c)

                                           -----------------------
               Total annual fund
               operating expenses              %     %     %     %
               Expense reduction (d)           %     %     %     %

                                           -----------------------
               Net operating expenses          %     %     %     %
             -----------------------------------------------------

(a)Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b)Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.

(c)Because the fund will commence operations in March 2002, the "Other expenses" are estimates.


(d)Contractual arrangement with Idex Management, Inc. through 4/30/03, for expenses that exceed 1.40%, excluding 12b-1 fees.


A $10 semi-annual fee is imposed on accounts open for over 2 years that are
below a minimum balance due to redemptions. See page   .
-----------------------------------------
-----------------------------------------
Example

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:


                           Share Class 1 year 3 years
                           --------------------------
                                A        $      $
                                B*       $      $
                                C        $      $
                                M        $      $
                           --------------------------


If the shares are not redeemed:


                           Share Class 1 year 3 years
                           --------------------------
                                A        $      $
                                B*       $      $
                                C        $      $
                                M        $      $
                           --------------------------

* Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

For more information regarding a similar sub-adviser fund, please see page   .

IDEX T. Rowe Price Health Sciences



[LOGO] Target Logo


      Objective



The objective of IDEX T. Rowe Price Health Sciences is to seek long-term capital appreciation.



[LOGO] Rook Logo




      Principal Strategies


      and Policies



The fund's sub-adviser, T. Rowe Price Associates, Inc. ("T. Rowe Price") seeks to achieve this objective by investing principally in:



 .  Common stocks



T. Rowe Price will invest at least 65% of the fund's total assets in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "heath sciences"). While the fund can invest in companies of any size, the majority of fund assets are expected to be invested in large- and mid-capitalization companies.



T. Rowe Price divides the health sciences industry into four main areas: pharmaceuticals, health care services companies, products and devices providers, and biotechnology firms. The allocation among these four areas will vary depending on the relative potential T. Rowe Price sees within each area and the outlook for the overall health sciences sector.



T. Rowe Price will use fundamental, bottom-up analysis that seeks to identify high-quality companies and the most compelling investment opportunities. In general, the fund will follow a growth investment strategy, seeking companies whose earnings are expected to grow faster than inflation and the economy in general. However, when the sub-adviser determines, in its opinion, that stock valuations seem unusually high, a "value" approach, which gives preference to seemingly undervalued companies, may be emphasized.



While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks (up to 35% of total assets), futures, and options, in keeping with fund objectives.



The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.



The fund is a non-diversified fund. This means that it may invest more than 5% of its assets in the stock of a single company. However, this increases the risk of the fund since the economic and/or stock performance of any one company could impact a greater percentage of the fund's investments.



[LOGO] Caution Sign


      Principal Risks



The fund is subject to the following principal investment risks:



 .  Stocks



While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.



Because the stocks the fund may hold fluctuate in price, the value of your investment in the fund will go up and down.



 .  Sector Risk



Because the fund is concentrated in the health sciences industry, it is less diversified than stock funds investing in a broader range of industries and, therefore, could experience significant volatility. It may invest a considerable portion of assets in companies in the same business, such as pharmaceuticals, or in related businesses, such as hospital management and managed care. The value of the fund's shares may fluctuate more than shares of a fund investing in a broader range of industries. The fund is also considered non-diversified because it may invest more than 5% in securities of any one company, and gains or losses on a single stock may have a greater impact on the fund and the volatility of its share price.



 .  Small- and Mid-Capitalization Companies



Investing in small and medium sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies may be subject to more abrupt or erratic price movements than larger company securities. Small companies often have limited product lines, markets, or financial resources, and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.



 .  Growth or Value Approach



Growth stocks can have steep declines if their earnings disappoint investors. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.



 .  Foreign Securities


Investments in foreign securities (including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs)) involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks include:



 . Changes in currency values


 . Currency speculation


 . Currency trading costs

 . Different accounting and reporting practices


 . Less information available to the public


 . Less (or different) regulation of securities markets


 . More complex business negotiations


 . Less liquidity


 . More fluctuations in prices


 . Delays in settling foreign securities transactions


 . Higher costs for holding shares (custodial fees)


 . Higher transaction costs


 . Vulnerability to seizure and taxes


 . Political instability and small markets


 . Different market trading days


 . Forward foreign currency contracts for hedging



 .  Futures and Options



Investments in futures and options, if any, are subject to additional volatility and potential losses.



You may lose money if you invest in this fund.


The fund is non-diversified.



These and other risks are fully described in the section entitled "Explanation
of Strategies and Risks," beginning on page    .





 .  Investor Profile



This fund may be appropriate for the investor who is seeking an aggressive approach to capital growth through investment in health science stocks, and can accept the potential for above-average price fluctuations. The fund should not represent an investor's complete investment program or be used for short-term trading purposes.

[LOGO] Bar Chart Logo
      Past Performance


Because the fund commenced operations in March 2002, no historical performance information is presented here. Performance information will be presented for the fund after it has been in operation for one complete calendar year.


[LOGO] Dollar Sign Logo
      Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
-----------------------------------------
-----------------------------------------
Shareholder fees (fees paid directly from your investment)

                                              Class of Shares
                                           A      B    C     M
            ----------------------------------------------------
            Maximum sales charge (load)
            imposed on purchases
            (as a % of offering price)    5.50%  None None 1.00%
            Maximum deferred sales
            charge (load)               None(a) 5.00% None 1.00%(b)

(as a percentage of purchase price or redemption proceeds, whichever is lower)
-----------------------------------------
-----------------------------------------
Annual fund operating expenses (expenses that are deducted from fund assets)

             % of average daily net assets     Class of Shares
                                             A     B     C     M
             -----------------------------------------------------
               Management fees             1.00% 1.00% 1.00% 1.00%
               Distribution and service
               (12b-1) fees                0.35% 1.00% 1.00% 0.90%
               Other expenses (c)

                                           -----------------------
               Total annual fund
               operating expenses              %     %     %     %
               Expense reduction (d)           %     %     %     %

                                           -----------------------
               Net operating expenses          %     %     %     %
             -----------------------------------------------------

(a)Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b)Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.

(c)Because the fund will commence operations in March 2002, the "Other expenses" are estimates.

(d)Contractual arrangement with Idex Management, Inc. through 4/30/03, for expenses that exceed 1.60%, excluding 12b-1 fees.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are
below a minimum balance due to redemptions. See page   .
-----------------------------------------
-----------------------------------------
Example

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:


                           Share Class 1 year 3 years
                           --------------------------
                                A        $      $
                                B*       $      $
                                C        $      $
                                M        $      $
                           --------------------------


If the shares are not redeemed:


                           Share Class 1 year 3 years
                           --------------------------
                                A        $      $
                                B*       $      $
                                C        $      $
                                M        $      $
                           --------------------------

* Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

For more information regarding a similar sub-adviser fund, please see page   .

IDEX T. Rowe Price Tax Efficient (formerly, T. Rowe Price Dividend Growth)

SUMMARY OF RISKS AND RETURNS

[LOGO] Target Logo
      Objective


The investment objective of IDEX T. Rowe Price Tax Efficient is to seek attractive long-term capital appreciation on an after-tax basis.


[LOGO] Rook Logo
      Principal Strategies
      and Policies




The fund's sub-adviser, T. Rowe Price Associates, Inc. (T. Rowe Price), seeks to achieve this objective by investing principally in large-cap stocks. Stocks are selected mainly from the 1,000 largest U.S. companies as measured by their capitalizations.



T. Rowe Price selects stocks based on a combination of fundamental, bottom-up analysis and top-down quantitative strategics in an effort to identify companies with superior long-term appreciation prospects. T. Rowe Price generally uses a growth approach, looking for companies with one or more of the following characteristics:



 . A demonstrated ability to consistently increase revenues, earnings, and cash flow


 . Capable management


 . Attractive business niches


 . A sustainable competitive advantage



Valuation measures, such as a company's price/earnings ratio relative to the market and its own growth rate are also considered. T. Rowe Price typically limits holdings of high-yielding stocks, but the payment of dividends--even above-average dividends--does not disqualify a stock from consideration.



In an effort to achieve the fund's goal of minimizing taxable distributions, T. Rowe Price strives to avoid realizing capital gains by limiting sales of existing holdings. However, gains may be realized when T. Rowe Price believes the risk of holding a security outweighs tax considerations. When gains are taken, T. Rowe Price will attempt to offset them with losses from other securities.



While most assets will be invested in U.S. common stock, other securities may also be purchased, including foreign stocks, futures, and options, in keeping with fund objectives.


The fund may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist (which is inconsistent with the fund's principal investment strategies). Under these circumstances, the fund may be unable to achieve its investment objective.



[LOGO] Caution Sign
      Principal Risks

The fund is subject to the following principal investment risks:

 .  Stocks

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the fund may hold fluctuate in price, the value of your investment in the fund will go up and down.




 .  Growth Stocks



Growth stocks can be volatile for several reasons. Since growth companies usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividends often associated with value stocks that could cushion their decline in a falling market. Also, since investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.


 .  Foreign Stocks

Foreign stock holdings are subject to the risk that some holdings may lose value because of declining foreign currencies or adverse political or economic events.


There is no guarantee the fund's attempt to manage the portfolio in a tax-efficient manner will be successful.


You may lose money if you invest in this fund.

These and other risks are fully described in the section entitled "Explanation
of Strategies and Risks," beginning on page   .

 .  Investor Profile




This fund may be appropriate for investors who want a long-term approach to building capital and who can tolerate the greater risk of share price declines that accompanies an all-stock portfolio. The higher your tax bracket, the more likely the fund will be appropriate.

[LOGO] Bar Chart Logo
      Past Performance

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Standard & Poor's Composite Stock Index (S&P 500), a widely recognized unmanaged index of stock performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
-----------------------------------------

Year-by-year total return as of 12/31 each year (%)

                                Class A Shares*


                                    [CHART]

                        IDEX T. Rowe Price Tax Efficient

2000 9.44
2001

-----------------------------------------

                                     Quarter Ended Return
                     Class A Shares: ------------- -------
                     Best Quarter:                       %
                     Worst Quarter:                      %

-----------------------------------------
* Prior to March 1, 2002, this fund was named IDEX T. Rowe Price Dividend
Growth.

Average annual total returns as of 12/31/01


                                                      5 Years  10 Years
                                                      (or Life (or Life
                                             One Year of Fund) of Fund)
        ------------------------------------------------------ --------
        Return before taxes                        %        %        %
        Return after taxes on distributions*       %        %        %
        Return after taxes on distributions
          and sale of fund shares*                 %        %        %
        ------------------------------------------------------ --------
        Index                                      %        %        %
        (reflects no deduction for fees,
          expenses, or taxes)
        ------------------------------------------------------ --------

* The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
[LOGO] Dollar Sign Logo
      Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
-----------------------------------------
-----------------------------------------
Shareholder fees (fees paid directly from your investment)

                                              Class of Shares
                                          A        B    C     M
            ----------------------------------------------- -----
            Maximum sales charge (load)
            imposed on purchases
            (as a % of offering price)   5.50%    None None 1.00%
            Maximum deferred sales
            charge (load)                None(a) 5.00% None 1.00%(b)

(as a percentage of purchase price or
redemption proceeds, whichever is lower)
-----------------------------------------
-----------------------------------------
Annual fund operating expenses (expenses that are deducted from fund assets)(d)

             % of average daily net assets     Class of Shares
                                             A     B     C     M
             ----------------------------- ----- ----- ----- -----
               Management fees             0.80% 0.80% 0.80% 0.80%
               Distribution and service
               (12b-1) fees                0.35% 1.00% 1.00% 0.90%
               Other expenses                  %     %     %     %

                                           ----- ----- ----- -----
               Total annual fund
               operating expenses              %     %     %     %
               Expense reduction (c)           %     %     %    8%

                                           ----- ----- ----- -----
               Net operating expenses          %     %     %     %
             ----------------------------- ----- ----- ----- -----

(a)Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b)Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c)Contractual arrangement with Idex Management, Inc. through 4/30/03 for expenses that exceed 1.40%, excluding 12b-1 fees.
(d)Annual fund operating expenses are estimated based on the fund's expenses for the fiscal year ended 10/31/00.

A $10 semi-annual fee is imposed on accounts open for over
2 years that are below a minimum balance due to redemptions. See page   .
-----------------------------------------
-----------------------------------------
Example

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

                  Share Class 1 year 3 years 5 years 10 years
                  -------------------------------------------
                       A        $       $       $       $
                      B*        $       $       $       $
                       C        $       $       $       $
                       M        $       $       $       $
                  -------------------------------------------

If the shares are not redeemed:

                  Share Class 1 year 3 years 5 years 10 years
                  -------------------------------------------
                       A        $       $       $       $
                      B*        $       $       $       $
                       C        $       $       $       $
                       M        $       $       $       $
                  -------------------------------------------

* Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

For information regarding a similar sub-adviser fund, please see page   .

IDEX Janus Balanced

SUMMARY OF RISKS AND RETURNS

[LOGO] Target Logo
      Objective

The objective of IDEX Janus Balanced is long-term capital growth, consistent with preservation of capital and balanced by current income.

[LOGO] Rook Logo
      Principal Strategies
      and Policies

The fund's sub-adviser, Janus Capital Corporation (Janus), seeks to achieve the fund's objective by investing principally in:

 .  40% to 60% in securities selected primarily for growth potential - such as common stocks
 . 40% to 60% in securities selected primarily for income potential - both equity and debt.

The basic strategy of the fund is to maintain a growth component and an income component. Normally, 40% to 60% of the fund's securities are chosen primarily for their growth potential, and the remaining 40% to 60% are chosen primarily for their income potential. These securities may include some of foreign issuers.

The growth component is expected to consist mainly of common stocks in companies and industries that the fund manager believes are experiencing favorable demand for their products and services, and that are operating in a favorable competitive and regulatory climate. In its analysis, the fund manager looks for companies with earnings growth potential that may not be recognized by the market.

The income component will consist of securities that the fund manager believes have income potential. Such securities may include equity securities, convertible securities and all types of debt securities.

At least 25% of the fund's assets will normally be invested in fixed-income securities.

The sub-adviser uses a "bottom up" approach to select stocks. In other words, the fund manager looks mostly for income producing securities that meet its investment criteria one at a time. If the fund manager is unable to find such investments, the fund's assets may be in cash or similar investments. Securities are selected without regard to any industry sector or other similarly defined selection procedure.

Up to 35% of the fund's assets may be invested in high-yield/high-risk bonds (commonly known as junk "bonds"). These bonds are rated below investment grade by the primary rating agencies.

The fund may shift assets between the growth and income portions of its portfolio, based on the fund manager analysis of the market and conditions in the economy. If the fund manager believes that at a particular time growth investments will provide better returns than the yields from income-producing investments, the fund may put a greater emphasis on growth. The reverse may also take place.

The fund manager may sell the fund's securities when its expectations regarding earnings growth potential change.

The fund may, to a lesser extent, invest in futures and foreign securities, or other securities and investment strategies in pursuit of the fund's investment
objectives, which are explained beginning on page    and in the SAI.


  What is a "Bottom Up" Analysis?
  When a sub-adviser uses a bottom up'' approach, it looks primarily at individual companies against the context of broad market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.


[LOGO] Caution Sign
      Principal Risks

The fund is subject to the following principal investment risks:

 .  Stocks

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

 .  Fixed-Income Securities

The value of these securities may change daily based on changes in the interest rates, and other market conditions and factors. The risks include:

 . changes in interest rates
 . length of time to maturity
 . issuers defaulting on their obligations to pay interest or return principal

 .  High-Yield/High-Risk Securities

 . credit risk
 . greater sensitivity to interest rate movements
 . greater vulnerability to economic changes
 . decline in market value in event of default
 . less liquidity

You may lose money if you invest in this fund.

These and other risks are fully described in the section entitled "Explanation
of Strategies and Risks," beginning on page   .

 .  Investor Profile

This fund may be appropriate for investors who seek capital growth and income from the same investment, but who also want an investment that sustains value by maintaining a balance between equity and debt (stocks and bonds). The fund is not for investors who desire a consistent level of income.

[LOGO] Bar Chart Logo
      Past Performance

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Standard & Poor's 500 Composite Stock Index (S&P 500) and the Lehman Brothers U.S. Government/Credit Index (LBGC), widely recognized unmanaged indexes of market performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
-----------------------------------------

Year-by-year total return as of 12/31 each year (%)

                                Class A Shares


 LOGO

-----------------------------------------

                                     Quarter Ended Return
                     Class A Shares: ------------- -------
                     Best Quarter:                       %
                     Worst Quarter:                      %

Average annual total returns as of 12/31/01


                                                      5 Years  10 Years
                                                      (or Life (or Life
                                             One Year of Fund) of Fund)
         ----------------------------------------------------- --------
         Return before taxes                       %        %        %
         Return after taxes on distribution*       %        %        %
         Return after taxes on distributions
           and sale of fund shares*                %        %        %
         ----------------------------------------------------- --------
         Index                                     %        %        %
         (reflects no deduction for fees,
           expenses, or taxes)
         ----------------------------------------------------- --------

* The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

[LOGO] Dollar Sign Logo
      Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
-----------------------------------------
-----------------------------------------
Shareholder fees (fees paid directly from your investment)

                                              Class of Shares
                                           A      B    C     M
            -------------------------------------------------------
            Maximum sales charge (load)
            imposed on purchases
            (as a % of offering price)    5.50%  None None 1.00%
            Maximum deferred sales
            charge (load)               None(a) 5.00% None 1.00%(b)

(as a percentage of purchase price or
redemption proceeds, whichever is lower)
-----------------------------------------
-----------------------------------------
Annual fund operating expenses (expenses that are deducted from fund assets)(d)

             % of average daily net assets     Class of Shares
                                             A     B     C     M
             -----------------------------------------------------
               Management fees             1.00% 1.00% 1.00% 1.00%
               Distribution and service
               (12b-1) fees                0.35% 1.00% 1.00% 0.90%
               Other expenses                  %     %     %     %

                                           -----------------------
               Total annual fund
               operating expenses              %     %     %     %
               Expense reduction (c)           %     %     %     %

                                           -----------------------
               Net operating expenses          %     %     %     %
             -----------------------------------------------------

(a)Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b)Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c)Contractual arrangement with Idex Management, Inc. through 4/30/02, for expenses that exceed 1.50%.
(d)Annual fund operating expenses are estimated based on the fund's expenses for the fiscal year ended 10/31/00.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 77.
-----------------------------------------
-----------------------------------------
Example

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

                  Share Class  1 year 3 years 5 years 10 years
                  -------------------------------------------
                       A         $      $       $        $
                       B*        $      $       $        $
                       C         $      $       $        $
                       M         $      $       $        $
                  -------------------------------------------

If the shares are not redeemed:

                  Share Class  1 year 3 years 5 years 10 years
                  -------------------------------------------
                       A         $      $       $        $
                       B*        $      $       $        $
                       C         $      $       $        $
                       M         $      $       $        $
                  -------------------------------------------

* Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

IDEX LKCM Strategic Total Return

SUMMARY OF RISKS AND RETURNS

[LOGO] Target Logo
      Objective

The objective of IDEX LKCM Strategic Total Return is current income, long-term growth of income, and capital appreciation.

[LOGO] Rook Logo
      Principal Strategies
      and Policies

The fund's sub-adviser, Luther King Capital Management Corporation (Luther
King), seeks to achieve this objective by principally investing fund assets in both equity and fixed-income securities which include:

 .  common stocks
 .  corporate bonds
 .  government bonds

The fund seeks to invest in both equity and fixed-income securities to achieve a balance of capital appreciation and investment income while limiting volatility to a lesser extent. In choosing such securities, Luther King looks for companies with strong fundamental characteristics. It considers factors such as:

 .  balance sheet quality
 .  cash flow generation
 .  earnings and dividend growth record and outlook
 .  profitability levels

In some cases, Luther King bases its selections on other factors. For example, some securities may be bought at an apparent discount to their appropriate value, with the anticipation that they'll increase in value over time.

The fund seeks to achieve an income yield greater than the average yield of the stocks in the S&P 500.

The fund invests mainly in the stocks and bonds of companies with established operating histories and strong fundamental characteristics. The majority of the stocks the fund buys will be listed on a national exchange or traded on NASDAQ or domestic over-the-counter markets.

Luther King closely analyzes a company's financial status and a security's valuation in a effort to control risk at the individual level. In addition, the growth elements of the fund's equity investments drive capital appreciation.

As part of its income-oriented strategy, Luther King expects to invest about 25% of the fund's assets in fixed-income securities, some of which will be convertible into common stocks, and no more than 20% of its assets in stocks that don't pay a dividend. Corporate debt securities in which the fund invests will generally have a rating within the four highest grades as determined by Moody's or S&P. (See Appendix A for a description of bond ratings.)

Luther King may sell fund securities when its stocks become overvalued or when the stocks lose their strong fundamentals.

While the fund invests principally in common stocks and corporate and government bonds, it may, to a lesser extent, invest in convertible preferred stocks, corporate convertible bonds, or other securities and investment strategies in pursuit of its investment objective, which are explained
beginning on page    and in the SAI.

[LOGO] Caution Sign
      Principal Risks

The fund is subject to the following principal investment risks:

 .  Stocks

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

 .  Fixed-Income Securities

The value of these securities may change daily based on changes in the interest rates, and other market conditions and factors. The risks include:

 . changes in interest rates
 . length of time to maturity
 . issuers defaulting on their obligations to pay interest or return principal

You may lose money if you invest in this fund.

These and other risks are fully described in the section entitled "Explanation
of Strategies and Risks," beginning on page   .

 .  Investor Profile

This fund may be appropriate for investors who seek capital appreciation and income growth through a strategic blend of stocks and bonds, and who desire a fundamentally-oriented investment approach, emphasizing risk management.

[LOGO] Bar Chart Logo
      Past Performance

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Standard & Poor's 500 Composite Stock Index (primary benchmark), and the Lehman Brothers Intermediate U.S. Government/Credit Index (LBIGC), widely recognized unmanaged indexes of market performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
-----------------------------------------

Year-by-year total return as of 12/31 each year (%)

                                Class A Shares


                                    [CHART]

                        IDEX LKCM Strategic Total Return

1995 22.81
1996 16.42
1997 21.99
1998 10.07
1999 10.59
2000 (5.28)
2001

-----------------------------------------

                Quarter Ended Return
Class A Shares: ------------- -------
Best Quarter:                       %
Worst Quarter:                      %

Average annual total returns as of 12/31/01


                                                      5 years  10 years
                                                      (or Life (or Life
                                             One year of Fund) of Fund)
        ----------------------------------------------------------------
        Return before taxes                        %        %        %
        Return after taxes on distributions*       %        %        %
        Return after taxes on distributions
          and sale of fund shares*                 %        %        %
        ----------------------------------------------------------------
        Index
        (reflects no deduction for fees,
          expenses, or taxes)                      %        %        %
        ----------------------------------------------------------------

* The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

[LOGO] Dollar Sign Logo
      Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
-----------------------------------------
-----------------------------------------
Shareholder fees (fees paid directly from your investment)

                                   Class of Shares
                              A        B    C      M
----------------------------------------------------------
Maximum sales charge (load)
imposed on purchases
(as a % of offering price)  5.50%     None None   1.00%
Maximum deferred sales
charge (load)                None(a) 5.00% None 801.00%(b)

(as a percentage of purchase price
or redemption proceeds, whichever is lower)
-----------------------------------------
-----------------------------------------
Annual fund operating expenses (expenses that are deducted from fund assets) (d)

% of average daily net assets     Class of Shares
                                A     B     C     M
-----------------------------------------------------
  Management fees             0.80% 0.80% 0.80% 0.80%
  Distribution and service
  (12b-1) fees                0.35% 1.00% 1.00% 0.90%
  Other expenses                  %     %     % 0.54%
                              -----------------------
  Total annual fund
  operating expenses              %     %     %     %
  Expense reduction (c)           %     %     %     %
                              -----------------------
  Net operating expenses          %     %     %     %
-----------------------------------------------------

(a)Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b)Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c)Contractual arrangement with Idex Management, Inc. through 4/30/03 for expenses that exceed 1.20%, excluding 12b-1 fees.
(d)Annual fund operating expenses are estimated based on the fund's expenses for the fiscal year ended 10/31/00.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are
below a minimum balance due to redemptions. See page   .
-----------------------------------------
-----------------------------------------
Example

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

Share Class 1 year 3 years 5 years 10 years
-------------------------------------------
     A        $       $       $       $
    B*        $       $       $       $
     C        $       $       $       $
     M        $       $       $       $
-------------------------------------------

If the shares are not redeemed:

Share Class 1 year 3 years 5 years 10 years
-------------------------------------------
     A        $       $       $       $
    B*        $       $       $       $
     C        $       $       $       $
     M        $       $       $       $
-------------------------------------------

* Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

IDEX Transamerica Value Balanced (formerly, IDEX Dean Asset Allocation)

SUMMARY OF RISKS AND RETURNS

[LOGO] Target Logo
      Objective

The objective of IDEX Transamerica Value Balanced is preservation of capital and competitive investment returns.

[LOGO] Rook Logo
      Principal Strategies
      and Policies

The fund's sub-adviser, Transamerica Investment Management, LLC (Transamerica), seeks to achieve the fund's objective by investing fund assets principally in:

 .  income-producing common and preferred stocks
 .  debt obligations of U.S. issuers, some of which will be convertible into common stocks
 .  U.S. Treasury bonds, notes and bills
 .  money market funds
 .  covered call options & put options

In selecting stocks, focuses on quality, liquid, large capitalization stocks, using a "bottom up" screening process to identify stocks that are statistically undervalued. Transamerica's ultimate goal is to choose stocks whose price has been driven down by a market that has "over-reacted" to perceived risks. With this approach, the fund seeks to achieve a dividend income yield higher than that of the Russell 1000 Value Index (Russell 1000), a widely recognized unmanaged index of market performance. The Russell 1000 measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 89% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $9.9 billion; the medium market capitalization was approximately $3.7 billion. The smallest company in the Index had an approximate market capitalization of $1,404.7 million.

Transamerica employs an investment technique called "tactical asset allocation," which shifts assets from one class of investment to another (such as from equity to debt) when Transamerica anticipates changes in market direction.

Transamerica will seek to enhance returns in rising stock markets by increasing its allocation to equity, then protect itself in falling stock markets by reducing equity exposure and shifting into fixed-income investments, as well as into money market funds.

Transamerica has developed forecasting models to predict movements in the stock market for both short (12 to 18-month) and long (3 to 5-year) time periods. These models help compare the risks and rewards Transamerica anticipates in holding stocks versus debt instruments and money market funds. Such techniques may result in increased fund expenses such as brokerage fees.

Thus, the models determine when Transamerica is to "tactically" adjust the fund's asset allocation among stocks, bonds, U.S. debt obligations and money market funds.

Transamerica increases equity holdings in rising stock markets, then reduces equity in falling stock markets and increases fixed-income and money market holdings. Transamerica switches from equity to debt securities when it anticipates changes in the market direction. Transamerica also sells stocks when they become overvalued.


  What is a "Bottom Up" Analysis?
  When a sub-adviser uses a "bottom up" approach, it looks primarily at individual companies against the context of broader market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.


[LOGO] Caution Sign
      Principal Risks

The fund is subject to the following principal investment risks:

 .  Stocks

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

 .  Convertible Securities

Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying stock.

 .  Fixed-Income Securities

The value of these securities may change daily based on changes in the interest rates, and other market conditions and factors. The risks include:

 . changes in interest rates
 . length of time to maturity
 . issuers defaulting on their obligations to pay interest or return principal . statistical models

 .  Options

Investing in financial contracts such as options involve additional risks and costs. Risks include:

 . inaccurate market predictions which may result in losses instead of gains
 . prices may not match so the benefits of the transaction might be diminished and the fund may incur substantial losses

 .  Tactical Asset Allocation

The "tactical asset allocation" investment technique may not be effective. As a result, overall returns of the fund may be lower than if other methods were used to select the securities held by the fund.

Securities selected using statistical models may result in incorrect asset allocations causing overall returns to be lower than if other methods of selection were used.

You may lose money if you invest in this fund.

These and other risks are fully described in the section entitled "Explanation
of Strategies and Risks," beginning on page   .

 .  Investor Profile

This fund may be appropriate for investors who want a combination of capital growth and income, and who can tolerate the risks associated with an actively-traded portfolio which shifts assets between equity and debt.

[LOGO] Bar Chart Logo
      Past Performance

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Lehman Brothers Intermediate U.S. Government/Credit Index (LBIGC) (primary benchmark) and the Russell 1000 Value Index (Russell 1000), widely recognized unmanaged indexes of market performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
-----------------------------------------

Year-by-year total return as of 12/31 each year (%)

                                Class A Shares*


                                    [CHART]

                        IDEX Transamerica Value Balanced

1996 13.16
1997 17.06
1998 6.87
1999 (6.61)
2000 15.85
2001

-----------------------------------------

                                     Quarter Ended Return
                     Class A Shares: ------------- -------
                     Best Quarter:                       %
                     Worst Quarter:                      %

-----------------------------------------
* Prior to August 24, 2001, Dean Investment Associates served as sub-adviser to this fund.

Average annual total returns as of 12/31/01


                                                      5 Years  10 Years
                                                      (or Life (or Life
                                             One Year of Fund) of Fund)
        ------------------------------------------------------ --------
        Return before taxes                        %        %        %
        Return after taxes on distributions*       %        %        %
        Return after taxes on distributions
          and sale of fund shares*                 %        %        %
        ------------------------------------------------------ --------
        Index                                      %        %        %
        (reflects no deduction for fees,
          expenses, or taxes)
        ------------------------------------------------------ --------

* The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

[LOGO] Dollar Sign Logo
      Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
-----------------------------------------
-----------------------------------------
Shareholder fees (fees paid directly from your investment)

                                              Class of Shares
                                          A        B    C     M
            -----------------------------------------------------
            Maximum sales charge (load)
            imposed on purchases
            (as a % of offering price)  5.50%     None None 1.00%
            Maximum deferred sales
            charge (load)                None(a) 5.00% None 1.00%(b)

(as a percentage of purchase price or
redemption proceeds, whichever is lower)
-----------------------------------------
-----------------------------------------
Annual fund operating expenses (expenses that are deducted from fund assets) (d)



             % of average daily net assets     Class of Shares
                                             A     B     C     M
             -----------------------------------------------------
               Management fees             0.75% 0.75% 0.75% 0.75%
               Distribution and service
               (12b-1) fees                0.35% 1.00% 1.00% 0.90%
               Other expenses                  %     %     %     %

                                           -----------------------
               Total annual fund
               operating expenses              %     %     %     %
               Expense reduction (c)           %     %     %     %

                                           -----------------------

                     Net operating expenses %   %   %   %

-----------------------------------------
(a)Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b)Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c)Contractual arrangement with Idex Management, Inc. through 4/30/03 for expenses that exceed 1.20%, excluding 12b-1 fees.
(d)Annual fund operating expenses are estimated based on the fund's expenses for the fiscal year ended 10/31/00.
A $10 semi-annual fee is imposed on accounts open for over 2 years that are
below a minimum balance due to redemptions. See page   .
-----------------------------------------
-----------------------------------------
Example

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

                  Share Class 1 year 3 years 5 years 10 years
                  -------------------------------------------
                       A        $      $       $        $
                      B*        $      $       $        $
                       C        $      $       $        $
                       M        $      $       $        $
                  -------------------------------------------

If the shares are not redeemed:

                  Share Class 1 year 3 years 5 years 10 years
                  -------------------------------------------
                       A        $      $       $        $
                      B*        $      $       $        $
                       C        $      $       $        $
                       M        $      $       $        $
                  -------------------------------------------

* Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

IDEX Transamerica Conservative High Yield Bond (formerly, IDEX AEGON Income
Plus)

SUMMARY OF RISKS AND RETURNS

[LOGO] Target Logo
      Objective

The objective of Transamerica Conservative High Yield Bond is to seek as high a level of current income as is consistent with the avoidance of excessive risk.

[LOGO] Rook Logo
      Principal Strategies
      and Policies

The fund's sub-adviser, Transamerica Investment Management, LLC (Transamerica), seeks to achieve this objective by principally investing fund assets in a diversified portfolio of:

 . fixed-income securities including investment grade bonds and high-yield/high-risk bonds (commonly known as "junk bonds")

When investing in rated securities, the fund buys those rated B or better by Moody's or S&P. When investing in rated commercial paper, the fund buys those rated Prime-2 or better by Moody's or A-2 or better by S&P. The fund may invest in unrated securities which, in AIMI's judgment, are of equivalent quality. If the rated securities held by the fund are downgraded, AIMI will consider whether to keep these securities.

The fund may not invest in rated corporate securities that are rated below investment grade, if such holdings are more than 50% of its total holdings of securities (other than commercial paper). (The fund will not invest in any security rated below BBB-.)

Please see Appendix A for a description of bond ratings.

Transamerica's strategy is to achieve yields as high as possible while managing risk. Transamerica uses a "top down/bottom up" approach in managing the fund's assets. The "top down" approach is to adjust the risk profile of the fund. Transamerica analyzes four factors that affect the movement of fixed-income bond prices which include: economic indicators; technical indicators that are specific to the high-yield market; investor sentiment and valuation. Analysis of these factors assists Transamerica in its decisions regarding the fund's portfolio allocations.

Transamerica has developed a proprietary credit model that is the foundation of its "bottom up" analysis. The model tracks historical cash flow numbers and calculates credit financial ratios. Because high-yield companies are of higher financial risk, Transamerica does a thorough credit analysis of all companies in the fund's portfolio, as well as all potential acquisitions.

Each potential buy and sell candidate is analyzed by Transamerica from both the "top down" and "bottom up" strategies. An industry may look attractive in one area, but not the other. They can then review the results of their analysis and decide whether or not to proceed with a transaction.

For temporary defensive purposes, the fund may invest some or all of its assets in short-term U.S. government, obligations (Treasury bills) (which is inconsistent with the fund's principal investment strategies). Under these circumstances, the fund may be unable to achieve its investment objective.

Transamerica may sell fund securities when it determines there are changes in economic indicators, technical indicators or valuation.


  What is a "Bottom Up" Analysis?
  When a sub-adviser uses a "bottom up" approach, it looks primarily at individual companies against the context of broader market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.



  What is a Top-Down Approach?
  When using a "top-down" approach, the fund manager looks first at broad market factors, and on the basis of those market factors, chooses certain sectors, or industries within the overall market. The manager then looks at individual companies within those sectors or industries.


[LOGO] Caution Sign
      Principal Risks

The fund is subject to the following principal investment risks:

 .  Fixed-Income Securities

The value of these securities may change daily based on changes in the interest rates, and other market conditions and factors. Risks include:

 . changes in interest rates
 . length of time to maturity
 . issuers defaulting on their obligations to pay interest or return principal

 . greater sensitivity to interest rate movements


 .  High-Yield/High-Risk Securities

 . credit risk


 . greater vulnerability to economic changes
 . decline in market value in event of default
 . less liquidity

 .  Proprietary Research

AIMI's proprietary forms of research may not be effective and may cause overall returns to be lower than if other forms of research are used.

You may lose money if you invest in this fund.

These and other risks are fully described in the section entitled "Full
Explanation of Strategies and Risks," beginning on page   .

 .  Investor Profile

This fund may be appropriate for investors who seek high current income and are willing to tolerate the fluctuation in principal value associated with changes in interest rates.

[LOGO] Bar Chart Logo
      Past Performance

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Merrill Lynch High Yield Master Index (MLHYM), a widely recognized unmanaged index of market performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
-----------------------------------------

Year-by-year total return as of 12/31 each year (%)

                                Class A Shares*


                                    [CHART]

                 IDEX Transamerica Conservative High Yield Bond
                       (formerly, IDEX AEGON Income Plus)



-----------------------------------------

                Quarter Ended Return
Class A Shares: ------------- -------
Best Quarter:                       %
Worst Quarter:                      %

-----------------------------------------
* Prior to March 1, 2002, this fund was managed by AEGON USA Investment Management, Inc.

Average annual total returns as of 12/31/01


                                                      5 Years  10 Years
                                                      (or Life (or Life
                                             One Year of Fund) of Fund)
        ------------------------------------------------------ --------
        Return before taxes                        %        %        %
        Return after taxes on distributions*       %        %        %
        Return after taxes on distributions
        and sale of fund shares*                   %        %        %
        ------------------------------------------------------ --------
        Index                                      %        %        %
        (reflects no deduction for fees,
        expenses, or taxes)
        ------------------------------------------------------ --------

* The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

[LOGO] Dollar Sign Logo
      Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
-----------------------------------------
-----------------------------------------
Shareholder fees (fees paid directly from your investment)

                                  Class of Shares
                              A        B    C     M
--------------------------------------------------------
Maximum sales charge (load)
imposed on purchases
(as a % of offering price)  4.75%     None None 1.00%
Maximum deferred sales
charge (load)                None(a) 5.00% None 1.00%(b)

(as a percentage of purchase price or redemption proceeds, whichever is lower)
-----------------------------------------
-----------------------------------------
Annual fund operating expenses (expenses that are deducted from fund assets) (c)

% of average daily net assets     Class of Shares
                                A     B     C     M
-----------------------------------------------------
  Management fees             0.60% 0.60% 0.60% 0.60%
  Distribution and service
  (12b-1) fees                0.35% 1.00% 1.00% 0.90%
  Other expenses                  %     %     %     %

                              -----------------------
  Total annual fund
  operating expenses              %     %     %     %
-----------------------------------------------------

(a)Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b)Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c)Annual fund operating expenses are estimated based on the fund's expenses for the fiscal year ended 10/31/00.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are
below a minimum balance due to redemptions. See page   .
-----------------------------------------
-----------------------------------------
Example

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

Share Class 1 year 3 years 5 years 10 years
-------------------------------------------
     A        $       $       $       $
    B*        $       $       $       $
     C        $       $       $       $
     M        $       $       $       $
-------------------------------------------

If the shares are not redeemed:

Share Class 1 year 3 years 5 years 10 years
-------------------------------------------
     A        $       $       $       $
    B*        $       $       $       $
     C        $       $       $       $
     M        $       $       $       $
-------------------------------------------

* Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

IDEX Federated Tax Exempt

SUMMARY OF RISKS AND RETURNS

[LOGO] Target Logo
      Objective

The objective of IDEX Federated Tax Exempt is maximum current interest income exempt from federal income tax, consistent with preservation of capital.

[LOGO] Rook Logo
      Principal Strategies
      and Policies

The fund's sub-adviser, Federated Investment Management Company (Federated), seeks to achieve this objective by investing in a portfolio of tax exempt securities so that at least 80% of its annual interest income is exempt from federal regular income tax. The fund invests primarily in long-term, investment grade, tax exempt securities (Grade AAA, AA, A and BBB).

Interest income from the fund's investments may be subject to the federal alternative minimum tax ("AMT").

Please see Appendix A for a description of bond ratings.

Federated manages the fund's portfolio by seeking to manage the interest rate risk and credit risk assumed by the fund and to provide superior levels of after tax total return.

Federated considers a variety of factors in formulating its interest rate outlook, including the following: current and expected U.S. economic growth; current and expected interest rates and inflation; the Federal Reserve's current monetary policy; and supply and demand factors related to the municipal market and the effect they may have on the returns offered for various bond maturities.

Federated manages credit risk by performing a fundamental credit analysis on tax exempt securities before the fund purchases such securities. Federated considers various factors, including the following: the economic feasibility of revenue bond financings and general purpose financings; the financial condition of the issuer or guarantor; and political developments that may affect credit quality.

Federated monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized ratings services.

Federated also will seek to further enhance after tax total return by engaging in a relative value analysis; that is, Federated will assess the cost of a tax exempt security compared with other tax exempt securities and taxable securities such as U.S. Treasury obligations. Federated may also allocate investments in sectors of the tax exempt market that offer the highest return. Finally, Federated will invest a portion of the fund's portfolio (no more than 20%) in tax exempt securities subject to AMT, which may offer higher returns.

Federated may also use credit enhancements and futures contracts, or other securities and investment strategies in pursuit of its investment objective,
which are explained beginning on page    and in the SAI.

Federated may use hedging to reduce specific risks. For example, to protect the fund against circumstances that would normally cause the fund's portfolio securities to decline in value, the fund may buy or sell a futures contract that would normally increase in value under the same circumstances. The fund may also attempt to lower the cost of hedging by using combinations of different futures contracts, or futures contracts and securities.

The fund may take a temporary defensive position from its principal investment strategies by investing its assets in securities subject to federal income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the fund to receive and distribute taxable income to investors. Under these circumstances, the fund may be unable to achieve its investment objective.

[LOGO] Caution Sign
      Principal Risks

The fund is subject to the following principal investment risks:

 .  Municipal Obligations

 . their yields are usually lower than on similar, but taxable securities
 . the income may be subject to state and local taxes
 . the income may be a preference item for determining the federal alternative minimum tax
 . unrated municipal securities may be less liquid than rated securities
 . congress occasionally considers restricting or eliminating the federal tax exemption and may do so in the future
 . obligations could ultimately be federally taxable

 .  Fixed-Income Securities

The value of these securities may change daily based on changes in the interest rates, and other market conditions and factors. These risks include:

 . fluctuations in market value
 . changes in interest rates; the value of a bond increases as interest rate declines and decreases as interest rates rise
 . length of time to maturity; the longer the duration, the more vulnerable the value of a bond is to fluctuations in interest rates
 . issuers defaulting on their obligations to pay interest or return principle

You may lose money if you invest in this fund.

These and other risks are fully described in the section entitled "Explanation
of Strategies and Risks," beginning on page   .

 .  Investor Profile

This fund may be appropriate for investors who seek high current federal tax-free income and are willing to tolerate the fluctuation in principal value associated with changes in interest rates. Yields on municipal obligations are typically lower than on similar taxable securities. Such investors will generally have higher taxable incomes.

The fund is not for tax-exempt retirement programs because they would receive no benefit from the tax-exempt nature of most of the fund's income.

[LOGO] Bar Chart Logo
      Past Performance (A)

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Lehman Brothers Municipal Bond Index (LBMB), a widely recognized unmanaged index of market performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
-----------------------------------------

Year-by-year total return as of 12/31 each year (%)

                                Class A Shares


                                    [CHART]

          IDEX Federated Tax Exempt (formerly IDEX AEGON Tax Exempt)


1991 10.24


1992 6.60


1993 8.66


1994 (2.25)


1995 12.86


1996 3.89


1997 10.12


1998 4.58


1999 (6.25)


2000 12.55

-----------------------------------------

                                      Quarter Ended Return
                      Class A Shares: ------------- ------
                      Best Quarter:                      %
                      Worst Quarter:                     %

-----------------------------------------

Average annual total returns as of 12/31/01


                                                      5 Years  10 Years
                                                      (or Life (or Life
                                             One Year of Fund) of Fund)
        ------------------------------------------------------ --------
        Return before taxes                        %        %        %
        Return after taxes on distributions*       %        %        %
        Return after taxes on distributions
        and sale of fund shares*                   %        %        %
        ------------------------------------------------------ --------
        Index                                      %        %        %
        (reflects no deduction for fees,
        expenses, or taxes)
        ------------------------------------------------------ --------

* The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
[LOGO] Dollar Sign Logo
      Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
-----------------------------------------
-----------------------------------------
Shareholder fees (fees paid directly from your investment)

                                              Class of Shares
                                          A        B    C     M
            --------------------------------------------------------
            Maximum sales charge (load)
            imposed on purchases
            (as a % of offering price)  4.75%     None None 1.00%
            Maximum deferred sales
            charge (load)                None(a) 5.00% None 1.00%(b)

(as a percentage of purchase price or redemption proceeds, whichever is lower)
-----------------------------------------
-----------------------------------------
Annual fund operating expenses (expenses that are deducted from fund assets) (d)

             % of average daily net assets     Class of Shares
                                             A     B     C     M
             -----------------------------------------------------
               Management fees             0.60% 0.60% 0.60% 0.60%
               Distribution and service
               (12b-1) fees                0.35% 1.00% 1.00% 0.60%
               Other expenses                  %     %     %     %
                                           -----------------------
               Total annual fund
               operating expenses              %     %     %     %
               Expense reduction (c)           %     %     %     %
                                           -----------------------
               Net operating expenses          %     %     %     %

-----------------------------------------
(a)Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b)Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c)Contractual arrangement with Idex Management, Inc. through 4/30/02 for expenses that exceed 1.00%, excluding 12b-1 fees.
(d)Annual fund operating expenses are estimated based on the fund's expenses for the fiscal year ended 10/31/00.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are
below a minimum balance due to redemptions. See page   .
-----------------------------------------
-----------------------------------------
Example

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

                  Share Class 1 year 3 years 5 years 10 years
                  -------------------------------------------
                       A        $       $       $       $
                      B*        $       $       $       $
                       C        $       $       $       $
                       M        $       $       $       $
                  -------------------------------------------

If the shares are not redeemed:

                  Share Class 1 year 3 years 5 years 10 years
                  -------------------------------------------
                       A        $       $       $       $
                      B*        $       $       $       $
                       C        $       $       $       $
                       M        $       $       $       $
                  -------------------------------------------

* Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

IDEX Janus Flexible Income

SUMMARY OF RISKS AND RETURNS

[LOGO] Target Logo
      Objective

The objective of IDEX Janus Flexible Income is maximum total return for shareholders, consistent with preservation of capital, by actively managing a portfolio of income-producing securities.

[LOGO] Rook Logo
      Principal Strategies
      and Policies

The fund normally invests at least 80% of its total assets in income-producing securities of both foreign and domestic companies. The fund's sub-adviser, Janus Capital Corporation (Janus), seeks to achieve the fund's objective by investing principally in:

 .  corporate debt securities

The fund seeks maximum current income by investing principally in corporate bonds that offer higher yields, but more risk than higher rated bonds.

While the fund may buy bonds of any maturity, the fund's average maturity may vary substantially, depending upon the fund manager's analysis of market, economic and financial conditions at the time. To increase the potential of higher returns, the fund has no pre-established standards for the quality of the debt instruments it buys.

The fund may buy unrated debt securities of both domestic and foreign issuers, and may at times have substantial holdings of such high-yield/high-risk bonds.

Please see Appendix A for a description of ratings.

In addition to considering economic factors such as the affect of interest rates on the fund's investments, the fund manager applies a "bottom up" approach in choosing investments. If the fund manager is unable to find such investments, a fund's assets may be in cash or other similar investments.

In determining the creditworthiness of bond issuers, the fund manager uses, but doesn't rely solely on, credit ratings.


  What is a "Bottom Up" Analysis?
  When a sub-adviser uses a "bottom up" approach, it looks primarily at individual companies against the context of broader market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.


The fund manager seeks to diversify the fund's investments across many securities, sectors and countries. Currency risk is generally avoided through hedging and other means.

The fund manager may sell the fund's securities when its expectations regarding market interest rates change or the quality or return changes on investment.

While the fund invests principally in corporate debt securities, the fund manager may, to a lesser extent, invest in lower-rated securities, including bonds considered less than investment grade of both foreign and domestic issuers, mortgage- and other asset-backed securities, convertible securities, preferred stock, income-producing common stock, futures for hedging, or other securities and investment strategies in pursuit of its investment objective,
which are explained beginning on page    and in the SAI.

[LOGO] Caution Sign
      Principal Risks

The fund is subject to the following principal investment risks:

 .  Fixed-Income Securities

The value of these securities may change daily based on changes in interest rates, and other market conditions and factors. Risks include:

 . changes in interest rates
 . length of time to maturity
 . issuers defaulting on their obligations to pay interest or return principal

 .  Stocks

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

 .  High-Yield/High Risk Securities

 . credit risk
 . greater sensitivity to interest rate movements
 . greater vulnerability to economic changes
 . decline in market value in event of default
 . less liquidity

You may lose money if you invest in this fund.

These and other risks are fully described in the section entitled "Explanation
of Strategies and Risks," beginning on page   .

 .  Investor Profile

This fund may be appropriate for investors who want current income enhanced by the potential for capital growth, and who are willing to tolerate fluctuation in principal value caused by changes in interest rates as well as the risks associated with substantial investments in high-yield/high-risk bonds (commonly known as "junk bonds"), or unrated bonds of domestic or foreign issuers.

[LOGO] Bar Chart Logo
      Past Performance

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and the table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Lehman Brothers U.S. Government/Credit Index
(LBGC), a widely recognized unmanaged index of market performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
-----------------------------------------

Year-by-year total return as of 12/31 each year (%)

                                Class A Shares



                                    [CHART]

        IDEX Janus Flexible Income (formerly IDEX JCC Flexible Income)


1992 11.00


1993 13.90


1994 (4.29)


1995 18.89


1996 5.44


1997 11.57


1998 7.89


1999 0.93


2000 5.87


2001

-----------------------------------------

                                      Quarter Ended Return
                      Class A Shares: ------------- ------
                      Best Quarter:                      %
                      Worst Quarter:                     %

-----------------------------------------

Average annual total returns as of 12/31/01


                                                      5 Years  10 Years
                                                      (or Life (or Life
                                             One Year of Fund) of Fund)
        ------------------------------------------------------ --------
        Return before taxes                        %        %        %
        Return after taxes on distributions*       %        %        %
        Return after taxes on distributions
        and sale of fund shares*                   %        %        %
        ------------------------------------------------------ --------
        Index                                      %        %        %
        (reflects no deduction for fees,
        expenses, or taxes)
        ------------------------------------------------------ --------

* The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
[LOGO] Dollar Sign Logo
      Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
-----------------------------------------
-----------------------------------------
Shareholder fees (fees paid directly from your investment)

                                              Class of Shares
                                          A        B    C     M
            --------------------------------------------------------
            Maximum sales charge
            (load) imposed on purchases
            (as a % of offering price)  4.75%     None None 1.00%
            Maximum deferred sales
            charge (load)                None(a) 5.00% None 1.00%(b)

(as a percentage of purchase price or
redemption proceeds, whichever is lower)
-----------------------------------------
-----------------------------------------
Annual fund operating expenses (expenses that are deducted from fund assets)(d)

             % of average daily net assets     Class of Shares
                                             A     B     C     M
             -----------------------------------------------------
              Management fees              0.90% 0.90% 0.90% 0.90%
              Distribution and service
              (12b-1) fees                 0.35% 1.00% 1.00% 0.90%
              Other expenses                   %     %     %     %

                                           -----------------------
              Total annual fund operating
              expenses                         %     %     %     %
              Expense reduction (c)            %     %     %     %
                                           -----------------------
              Net operating expenses           %     %     %     %
             ----------------------------- -----------------------

(a)Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b)Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c)Contractual arrangement with Idex Management, Inc., through 4/30/02 for expenses that exceed 1.50%, excluding 12b-1 fees.
(d)Annual fund operating expenses are estimated based on the fund's expenses for the fiscal year ended 10/31/00.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are
below a minimum balance due to redemptions. See page   .
-----------------------------------------
-----------------------------------------
Example

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:


                  Share Class 1 year 3 years 5 years 10 years
                  ----------- -------------------------------
                       A        $       $       $       $
                       B*       $       $       $       $
                       C        $       $       $       $
                       M        $       $       $       $
                  -------------------------------------------

If the shares are not redeemed:


                  Share Class 1 year 3 years 5 years 10 years
                  -------------------------------------------
                       A        $       $       $       $
                       B*       $       $       $       $
                       C        $       $       $       $
                       M        $       $       $       $
                  -------------------------------------------

* Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

IDEX PIMCO Total Return


SUMMARY OF RISKS AND RETURNS

[LOGO] Target Logo
      Objective

The objective of IDEX PIMCO Total Return is to seek maximum total return consistent with preservation of capital and prudent investment management.

[LOGO] Rook Logo
      Principal Strategies
      and Policies)

The fund's sub-adviser, Pacific Investment Management Company LLC ("PIMCO") seeks to achieve this objective by investing principally in:

 .  Fixed-income securities


PIMCO invests, under normal circumstances, at least 65% of the fund's assets in a diversified portfolio of fixed income securities of varying maturities. The average duration of this fund normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates.



PIMCO invests the fund's assets primarily in investment grade debt securities, but may invest up to 10% of the assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality. PIMCO may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The fund will normally hedge at least 75% of the fund's exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.


The fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the fund consists of income earned on the fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

[LOGO] Caution Sign
      Principal Risks

The fund is subject to the following principal investment risks:

 .  Fixed-Income Securities


The value of these securities may change daily based on changes in interest rates, and other market conditions and factors. The risks include:


 . Changes in interest rates
 . Length of time to maturity

 . Issuers or counterparties defaulting on their obligations to pay interest or return principal


 .  Derivatives

Derivatives involve additional risks and costs. Risks include:

 . Inaccurate market predictions - an anticipated increase may result in a loss instead
 . Prices may not match - substantial losses may result when there is movement in the price of financial contracts
 . Illiquid markets - the fund may not be able to control losses if there is no market for the contracts
 . Tax consequences - the fund may have to delay closing out certain positions to avoid adverse tax consequences.

 .  Foreign Securities

Investments in foreign securities (including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs)) involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks include:

 . Changes in currency values
 . Currency speculation
 . Currency trading costs
 . Different accounting and reporting practices
 . Less information available to the public
 . Less (or different) regulation of securities markets
 . More complex business negotiations
 . Less liquidity
 . More fluctuations in prices
 . Delays in settling foreign securities transactions
 . Higher costs for holding shares (custodial fees)
 . Higher transaction costs
 . Vulnerability to seizure and taxes
 . Political instability and small markets
 . Different market trading days
 . Forward foreign currency contracts for hedging

 .  Hedging

The fund may enter into forward foreign currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency fluctuation on purchases and sales of such securities. Shifting a fund's currency exposure from one currency to another removes the fund's opportunity to profit from the original currency and involves a risk of increased losses for the fund if the sub-adviser's projection of future exchange rates is inaccurate.

You may lose money if you invest in this fund.

These and other risks are fully described in the section entitled "Explanation
of Strategies and Risks," beginning on page    .

 .  Investor Profile

This fund may be appropriate for investors who seek capital appreciation and income growth and are willing to tolerate the fluctuation in principal value associated with changes in interest rates.

[LOGO] Bar Chart Logo
      Past Performance


Because the fund commenced operations in March 2002, no historical performance information is presented here. Performance information will be presented for the fund after it has been in operation for one complete calendar year.


[LOGO] Dollar Sign Logo
      Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
-----------------------------------------
-----------------------------------------
Shareholder fees (fees paid directly from your investment)

                                              Class of Shares
                                           A      B    C     M
            ----------------------------------------------------
            Maximum sales charge (load)
            imposed on purchases
            (as a % of offering price)    5.50%  None None 1.00%
            Maximum deferred sales
            charge (load)               None(a) 5.00% None 1.00%(b)

(as a percentage of purchase price or redemption proceeds, whichever is lower)
-----------------------------------------
-----------------------------------------
Annual fund operating expenses (expenses that are deducted from fund assets)


             % of average daily net assets     Class of Shares
                                             A     B     C     M
             -----------------------------------------------------
               Management fees             0.70% 0.70% 0.70% 0.70%
               Distribution and service
               (12b-1) fees                0.35% 1.00% 1.00% 0.90%
               Other expenses (c)

                                           -----------------------
               Total annual fund
               operating expenses              %     %     %     %
               Expense reduction (d)           %     %     %     %

                                           -----------------------
               Net operating expenses          %     %     %     %
             -----------------------------------------------------

(a)Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b)Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.

(c)Because the fund will commence operations in March 2002, the "Other expenses" are estimates.


(d)Contractual arrangement with Idex Management, Inc. through 4/30/03, for expenses that exceed 1.30%, excluding 12b-1 fees.


A $10 semi-annual fee is imposed on accounts open for over 2 years that are
below a minimum balance due to redemptions. See page   .
-----------------------------------------
-----------------------------------------
Example

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:


                           Share Class 1 year 3 years
                           --------------------------
                                A        $      $
                                B*       $      $
                                C        $      $
                                M        $      $
                           --------------------------


If the shares are not redeemed:


                           Share Class 1 year 3 years
                           --------------------------
                                A        $      $
                                B*       $      $
                                C        $      $
                                M        $      $
                           --------------------------

* Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

For more information regarding a similar sub-adviser fund, please see page   .

Transamerica Money Market

[LOGO] Target Logo
      Objective



The investment objective of the fund is seek maximum current income from money market securities consistent with liquidity and preservation of capital.


[LOGO] Rook Logo
      Principal Strategies
      and Policies


The fund's sub-adviser, Transamerica Investment Management, LLC
("Transamerica"), seeks to achieve this objective by investing substantially all of the fund's assets in accordance with Rule 2a-7 under the Investment Company Act in the following U.S. dollar-denominated instruments:


 . Short-term corporate obligations, including commercial paper, notes and bonds . Obligations issued or guaranteed by the U.S. and foreign governments and their agencies and instrumentalities
 . Obligations of U.S. and foreign banks, or their foreign branches, and U.S.
   savings banks
 . Repurchase agreements involving any of the securities mentioned above

Transamerica also seeks to maintain a stable net asset value of $1.00 per share by:

 . Investing in securities which present minimal credit risk; and . Maintaining the average maturity of obligations held in the fund's portfolio at 90 days or less.


Bank obligations purchased for the fund are limited to U.S. or foreign banks with total assets of $1.5 billion or more. Similarly, savings association obligations purchased for the fund are limited to U.S. savings association obligations issued by to U.S. savings banks with total assets of $1.5 billion or more. Foreign securities purchased for the fund must be U.S. dollar-denominated and issued by foreign governments, agencies or instrumentalities, or banks that meet the minimum $1.5 billion capital requirement. These foreign obligations must also meet the same quality requirements as U.S. obligations. The commercial paper and other short-term corporate obligations Transamerica buys for the fund are determined by the fund manager to present minimal credit risks.



 .  Investor Profile



Investors who seek a low risk, relatively low cost way to achieve current income through high-quality money market securities.


[LOGO] Caution Sign
      Principal Risks


This fund is subject to the following principal investment risks:

 .  Interest Rates

The interest rates on short-term obligations held in the fund's portfolio will vary, rising or falling with short-term interest rates generally. The fund's yield will tend to lag behind general changes in interest rate.

The ability of the fund's yield to reflect current market rates will depend on how quickly the obligations in its portfolio mature and how much money is available for investment at current market rates.

[LOGO] Bar Chart Logo
      Past Performance


Because the fund commenced operations in March 2002, no historical performance information is presented here. Performance information will be presented for the fund after it has been in operation for one complete calendar year.


[LOGO] Dollar Sign Logo
      Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
-----------------------------------------
-----------------------------------------
Shareholder fees (fees paid directly from your investment)

                                              Class of Shares
                                           A      B    C     M
            ----------------------------------------------------
            Maximum sales charge (load)
            imposed on purchases
            (as a % of offering price)    5.50%  None None 1.00%
            Maximum deferred sales
            charge (load)               None(a) 5.00% None 1.00%(b)

(as a percentage of purchase price or redemption proceeds, whichever is lower)
-----------------------------------------
-----------------------------------------
Annual fund operating expenses (expenses that are deducted from fund assets)


             % of average daily net assets     Class of Shares
                                             A     B     C     M
             -----------------------------------------------------
               Management fees             0.40% 0.40% 0.40% 0.40%
               Distribution and service
               (12b-1) fees                0.35% 1.00% 1.00% 0.90%
               Other expenses (c)

                                           -----------------------
               Total annual fund
               operating expenses              %     %     %     %
               Expense reduction (d)           %     %     %     %

                                           -----------------------
               Net operating expenses      1.00% 1.65% 1.65% 1.55%
             -----------------------------------------------------

(a)Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b)Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.

(c)Because the fund will commence operations in March 2002, the "Other expenses" are estimates.


(d)Contractual arrangement with Idex Management, Inc. through 4/30/03, for expenses that exceed 1.00%, excluding 12b-1 fees.


A $10 semi-annual fee is imposed on accounts open for over 2 years that are
below a minimum balance due to redemptions. See page   .
-----------------------------------------
-----------------------------------------
Example

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:


                           Share Class 1 year 3 years
                           --------------------------
                                A        $      $
                                B*       $      $
                                C        $      $
                                M        $      $
                           --------------------------


If the shares are not redeemed:


                           Share Class 1 year 3 years
                           --------------------------
                                A        $      $
                                B*       $      $
                                C        $      $
                                M        $      $
                           --------------------------

* Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

For more information regarding a similar sub-adviser fund, please see page   .

Explanation of Strategies and Risks


How to use this section

In the discussions of the individual funds on pages   through  , you found
descriptions of the principal strategies and risks associated with each fund. In those pages, you were referred to this section for a more complete description of the risks of both principal and non-principal investments. For best understanding, first read the description of the fund you are interested in. Then refer to this section and read about the risks particular to that fund. For even more discussions of strategies and risks, see the SAI, which is available upon request. See the back cover of this prospectus for information on how to order the SAI.

[LOGO] Rook Logo
      Diversification. The 1940 Act classifies investment companies as either diversified or non-diversified.

Diversification is the practice of spreading a fund's assets over a number of issuers to reduce risk. A non-diversified fund has the ability to take larger positions in fewer issuers. Because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a non-diversified fund, its share price can be expected to fluctuate more than a diversified fund.

All of the funds (except IDEX Salomon All Cap, IDEX Janus Capital Appreciation, IDEX Pilgrim Baxter Technology, IDEX Great Companies -- America/SM/ and IDEX Great Companies -- Technology/SM/) qualify as diversified funds under the 1940 Act. The diversified funds are subject to the following diversification requirements (which are set forth in full in the SAI):

 . As a fundamental policy, with respect to 75% of the total assets of a fund, the fund may not own more than 10% of the outstanding voting shares of any issuer (other than U.S. government securities) as defined in the 1940 Act and, with respect to some funds, in other types of cash items.
 . As a fundamental policy with respect to 75% of the total assets of a fund, the fund will not purchase a security of any issuer if such would cause the portfolio's holdings of that issuer to amount to more than 5% of the fund's total assets.


IDEX Salomon All Cap, IDEX Janus Capital Appreciation, IDEX Pilgrim Baxter Technology, IDEX Great Companies -- America/SM/, IDEX Great Companies -- Technology/SM/ and IDEX T. Rowe Price Sciences Health each reserves the right to become a diversified investment company (as defined by the 1940 Act).


[LOGO] Rook Logo
      Concentration. Unless otherwise stated in a fund's objective or its principal strategies and policies, as a fundamental policy governing concentration, no fund will invest more than 25% of its total assets in any one particular industry, other than U.S. government securities. Unless otherwise stated in a fund's objective or its principal strategies and policies, as an operating policy, no fund will invest 25% or more of its total assets in any one particular industry, other than U.S. government securities.

[LOGO] Caution Sign
      Investing in common stocks. Many factors cause common stocks to go up and down in price. A major factor is the financial performance of the company that issues the stock. Other factors include the overall economy, conditions in a particular industry, and monetary factors like interest rates. When your fund holds stocks, there is a risk that some or all of them may be down in price when you choose to sell fund shares, causing you to lose money. This is called market risk.

[LOGO] Caution Sign
      Investing in preferred stocks. Because these stocks come with a promise to pay a stated dividend, their price depends more on the size of the dividend than on the company's performance. But if a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect their price. (See "Investing in bonds," below.)

[LOGO] Caution Sign
      Investing in "convertibles," preferred stocks, and bonds. Since preferred stocks and corporate bonds pay a stated return, their prices usually do not depend on the price of the company's common stock. But some companies issue preferred stocks and bonds that are convertible into their common stocks. Linked to the common stock in this way, convertible securities go up and down in price inversely to interest rates as the common stock does, adding to their market risk.

[LOGO] Caution Sign
      Volatility. The more an investment goes up and down in price, the more volatile it is said to be. Volatility increases the market risk because even though your fund may go up more than the market in good times, it may also go down more than the market in bad times. If you decide to sell when a volatile fund is down, you could lose more. Price changes may be temporary and for extended periods.

[LOGO] Caution Sign
      Investing in bonds. Like common stocks, bonds fluctuate in value, though the factors causing this are different, including:

 . Changes in interest rates. Bond prices tend to move the opposite of interest rates. Why? Because when interest rates on new bond issues go up, rates on existing bonds stay the same and they become less desirable. When rates go down, the reverse happens. This is also true for most preferred stocks and some convertibles.

 . Length of time to maturity. When a bond matures, the issuer must pay the owner its face value. If the maturity date is a long way off, many things can affect its value, so a bond is more volatile the farther it is from maturity. As that date approaches, fluctuations usually become smaller and the price gets closer to face value.

 . Defaults. All bond issuers make at least two promises: (1) to pay interest during the bond's term and (2) to return principal when it matures. If an issuer fails to keep one or both of these promises, the bond will probably drop in price dramatically, and may even become worthless.

 . Declines in ratings. At the time of issue, most bonds are rated by professional rating services, such as Moody's and S&P. The stronger the financial backing behind the bond, the higher the rating. If this backing is weakened or lost, the rating service may downgrade the bond's rating. This is virtually certain to cause the bond to drop in price.

 . Low rating. High-yield/high-risk securities (commonly known as "junk bonds") have greater credit risk, are more sensitive to interest rate movements, are considered more speculative, have a greater vulnerability to economic changes, subject to greater price volatility and are less liquid.

 . Lack of rating. Some bonds are considered speculative, or for other reasons are not rated. Such bonds must pay a higher interest rate in order to attract investors. They're considered riskier because of the higher possibility of default or loss of liquidity.

 . Loss of liquidity. If a bond is downgraded, or for other reasons drops in price, the market demand for it may "dry up." In that case, the bond may be hard to sell or "liquidate" (convert to cash).

Please see Appendix A for a description of bond ratings.

[LOGO] Caution Sign
      Investing in foreign securities. Foreign securities are investments offered by non-U.S. companies, governments and government agencies. They involve risks not usually associated with U.S. securities, including:

 . Changes in currency values. Foreign securities are sold in currencies other than U.S. dollars. If a currency's value drops, the value of your fund shares could drop too, even if the securities are strong. Dividend and interest payments may be lower. Factors affecting exchange rates are: differing interest rates among countries; balances of trade; amount of a country's overseas investments; and any currency manipulation by banks.

 . Currency speculation. The foreign currency market is largely unregulated and subject to speculation.

 .  Currency trading costs. Some funds also invest in American Depositary
   Receipts (ADRs) and American Depositary Shares (ADSs). They represent securities of foreign companies traded on U.S. exchanges, and their values are expressed in U.S. dollars. Changes in the value of the underlying foreign currency will change the value of the ADR or ADS. The fund incurs costs when it converts other currencies into dollars, and vice-versa.

 .  Euro Conversion. On January 1, 1999, certain participating countries in the
   European Economic Monetary Union (EU) adopted the "Euro" as their official currency. Other EU member countries may convert to the Euro at a later date. As of January 1, 1999, governments in participating countries are issuing debt and redenominate existing debt in Euros; corporations may choose to issue stocks or bonds in Euros or national currency. The European Central Bank, (the "ECB") assumed responsibility for a uniform monetary policy in participating countries. These transactions have a troubled trading history. The Euro Bank has intervened to resolve such troubles. Euro conversion risks that can affect a fund's foreign investments include: (1) the readiness of Euro payment, clearing, and other operational systems; (2) the legal treatment of debt instruments and financial contracts in existing national currencies rather than the Euro; (3) exchange-rate fluctuations between the Euro and non-Euro currencies during the transition period of January 1, 1999 through December 31, 2001 and beyond; (4) potential U.S. tax issues with respect to fund securities; and (5) the ECB's ability to manage monetary policies among the participating countries.

 . Differing accounting and reporting practices. Foreign tax laws are different, as are laws, practices and standards for accounting, auditing and reporting data to investors.

 . Less information available to the public. Foreign companies usually make far less information available to the public.

 . Less regulation. Securities regulations in many foreign countries are more lax than in the U.S.

 . More complex negotiations. Because of differing business and legal procedures, a fund might find it hard to enforce obligations or negotiate favorable brokerage commission rates.

 . Less liquidity/more volatility. Some foreign securities are harder to convert to cash than U.S. securities, and their prices may fluctuate more dramatically.

 . Settlement delays. "Settlement" is the process of completing payment and delivery of a securities transaction. In many countries, this process takes longer than it does in the U.S.

 . Higher custodial charges. Fees charged by the fund's custodian for holding shares are higher for foreign securities than those of domestic securities.

 . Vulnerability to seizure and taxes. Some governments can seize assets. They may also limit movement of assets from the country. Fund interest, dividends and capital gains may be subject to foreign withholding taxes.

 . Political instability and small markets. Developing countries can be politically unstable. Economies can be dominated by a few industries, and markets may trade a small number of securities. Regulation of banks and capital markets can be weak.

 . Different market trading days. Foreign markets may not be open for trading the same days as U.S. markets are open and asset values can change before your transaction occurs.

 . Hedging. A fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency fluctuation on purchases and sales of such securities. Shifting a fund's currency exposure from one currency to another removes the fund's opportunity to profit from the original currency and involves a risk of increased losses for the fund if the sub-adviser's projection of future exchange rates is inaccurate.

 . Emerging market risk. Investing in the securities of issuers located in or principally doing business in emerging markets bear foreign exposure risks as discussed above. In addition, the risks associated with

How The IDEX Funds are Managed and Organized

IDEX Mutual Funds is run by a Board of Trustees.

The assets of each fund are managed by an investment adviser, who in turn selects sub-advisers, who have hired fund managers. All such advisers to the funds are supervised by the Board of Trustees. You can find information about the Trustees and officers of the Fund in the SAI.

AEGON/Transamerica Fund Advisers, Inc. (ATFA), located at 570 Carillon Parkway, St. Petersburg, Florida 33716, serves as investment adviser to the Fund. Prior to January 1, 2002, IDEX Management, Inc. (IMI) served as investment adviser to the Fund.

The investment adviser hires sub-advisers to furnish investment advice and recommendations and has entered into sub-advisory agreements with each sub-adviser. The investment adviser also monitors the sub-advisers' buying and selling of securities and administration of the funds. For these services, it is paid an advisory fee. This fee is based on the average daily net assets of each fund, and is paid at the rates shown in the table below.

IMI is a wholly-owned direct subsidiary, and Great Companies, LLC is a 30% owned indirect subsidiary, of AUSA Holding Company (AUSA). AUSA is a holding company which is wholly-owned by AEGON USA, Inc. (AEGON USA), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is a wholly-owned indirect subsidiary of AEGON N.V., a Netherlands corporation and publicly traded international insurance group.

Here is a listing of the sub-advisers and the funds they manage:

Sub-Adviser     Fund Name
-               -
Janus           IDEX Janus Growth
                IDEX Janus Global
                IDEX Janus Balanced
                IDEX Janus Capital Appreciation
                IDEX Janus Flexible Income
                IDEX Janus Growth & Income
Alger           IDEX Alger Aggressive Growth
T. Rowe Price   IDEX T. Rowe Price Tax-Efficient
                IDEX T. Rowe Price Small Cap
Pilgrim Baxter  IDEX Pilgrim Baxter Mid Cap Growth
                IDEX Pilgrim Baxter Technology
Gabelli         IDEX Gabelli Global Growth
GSAM            IDEX Goldman Sachs Growth
TIM             IDEX Transamerica Equity
                IDEX Transamerica Small Company
                IDEX Transamerica Value Balanced
                IDEX Transamerica Money Market
                IDEX Transamerica Convertible
                 Securities
                IDEX Transamerica Conservative High
                 Yield Bond
SaBAM           IDEX Salomon All Cap
                IDEX Salomon Investors Value
Great Companies IDEX Great Companies -- America/SM/
                IDEX Great Companies --
                 Technology/SM/
                IDEX Great Companies -- Global/2/
Federated       IDEX Federated Tax Exempt
Luther King     IDEX LKCM Strategic Total Return
Jennison        IDEX Jennison Equity Opportunity
Munder          IDEX Munder Net50
American        IDEX American Century Income &
Century          Growth
                IDEX American Century International
Ironwood        IDEX Isabelle Small Cap Value
ATFA            IDEX Conservative Asset Allocation
                IDEX Moderate Asset Allocation
                IDEX Moderately Aggressive Asset
                 Allocation
                IDEX Aggressive Asset Allocation

--------------------------------------------------------------------------------
ADVISORY FEE SCHEDULE--ANNUAL RATES
--------------------------------------------------------------------------------

                             IDEX                              IDEX        IDEX         IDEX
                            Janus*     IDEX   IDEX    IDEX   Janus**   Transamerica   Federated
                           Capital    Janus  Janus*  Janus*  Flexible  Conservative      Tax
Average Daily Net Assets Appreciation Global Growth Balanced  Income  High Yield Bond  Exempt
-----------------------------------------------------------------------------------------------
 First $750 million         1.00%     1.00%  1.00%   1.00%      N/A        0.60%        0.60%
-----------------------------------------------------------------------------------------------
 the next $250 million      0.90%     0.90%  0.90%   0.90%      N/A        0.60%        0.60%
-----------------------------------------------------------------------------------------------
 over $1 bil lion           0.85%     0.85%  0.85%   0.85%      N/A        0.60%        0.60%
-----------------------------------------------------------------------------------------------
 First $100 million                                           0.90%
-----------------------------------------------------------------------------------------------
 the next $150 million                                        0.80%
-----------------------------------------------------------------------------------------------
 over $250 million                                            0.70%
-----------------------------------------------------------------------------------------------

* ATFA has contractually agreed to waive a portion of its advisory fee for this fund as follows: 0.0250% of average daily net assets from $100 - $500 million (net 0.9750%); 0.0750% of assets from $500 - $750 million (net 0.9250%);
0.0250% of assets from $750 million - $1 billion (net 0.8750%); and 0.0250% of assets above $1 billion (net 0.8250%).
** ATFA has contractually agreed to waive a portion of its advisory fee as follows: 0.0250% of the first $100 million of average daily net assets (net 0.8750%); 0.0250% of assets from $100 - $250 million (net 0.7750%); and 0.0250%
of assets above $250 million (net 0.6750%).
--------------------------------------------------------------------------------

                      IDEX        IDEX                         IDEX                      IDEX                    IDEX
                     Alger    T. Rowe Price     IDEX      Pilgrim Baxter      IDEX      Goldman     IDEX     Transamerica  IDEX
Average Daily      Aggressive      Tax      T. Rowe Price    Mid Cap     Pilgrim Baxter  Sachs  Transamerica    Small     Salomon
Net Assets           Growth     Efficient     Small Cap       Growth       Technology   Growth     Equity      Company    All Cap
---------------------------------------------------------------------------------------------------------------------------------
First $500 million   0.80%        0.80%         0.80%         0.80%          1.00%       0.80%     0.80%        0.80%      0.80%
---------------------------------------------------------------------------------------------------------------------------------
over $500 million    0.70%        0.70%         0.70%         0.70%          0.90%       0.70%     0.70%        0.70%      0.70%
---------------------------------------------------------------------------------------------------------------------------------

                       IDEX         IDEX         IDEX         IDEX           IDEX       IDEX      IDEX
                   Transamerica    Great         LKCM         Great         Great     Salomon   Jennison
Average Daily         Value     Companies --  Strategic   Companies --   Companies --  Value     Equity
Net Assets           Balanced   America/SM/  Total Return Technology/SM/  Global/2/   Balanced Opportunity
------------------ ------------ ------------ ------------ -------------  ------------ -------- -----------
First $500 million    0.80%        0.80%        0.80%         0.80%         0.80%      0.80%      0.80%
------------------ ------------ ------------ ------------ -------------  ------------ -------- -----------
over $500 million     0.70%        0.70%        0.70%         0.70%         0.70%      0.70%      0.70%
------------------ ------------ ------------ ------------ -------------  ------------ -------- -----------

                                                               IDEX
               Average Daily                              Gabelli Global
               Net Assets                                     Growth
               ---------------------------------------------------------
               First $500 million                             1.00%
               ---------------------------------------------------------
               $500 million -- $1 billion                     0.90%
               ---------------------------------------------------------
               over $1 billion                                0.80%
               ---------------------------------------------------------

                                                               IDEX
               Average Daily                               Janus Growth
               Net Assets                                    & Income
               ---------------------------------------------------------
               First $100 Million                             1.00%
               ---------------------------------------------------------
               the next $400 Million                          0.95%
               ---------------------------------------------------------
               Over $500 Million                              0.85%
               ---------------------------------------------------------

               Average Daily                                   IDEX
               Net Assets                                  Munder Net50
               ---------------------------------------------------------
               First $1 billion                               1.00%
               ---------------------------------------------------------
               over $1 billion                                0.95%
               ---------------------------------------------------------

               Asset Allocation Funds: IDEX Conservative Asset
               Allocation, IDEX Moderate Asset Allocation, IDEX
               Moderately Aggressive Asset Allocation and IDEX
               Aggressive Asset Allocation: 0.10% of each fund's average daily net assets

                                                 IDEX
                     Average Daily         American Century
                     Net Assets            Income & Growth
                     --------------------------------------
                     First $100 million         0.90%
                     --------------------------------------
                     the next $150 million      0.85%
                     --------------------------------------
                     over $250 million          0.80%
                     --------------------------------------

                                                 IDEX
                     Average Daily         American Century
                     Net Assets             International
                     --------------------------------------
                     First $50 million          1.00%
                     --------------------------------------
                     the next $100 million      0.95%
                     --------------------------------------
                     the next $350 million      0.90%
                     --------------------------------------
                     over $500 million          0.85%
                     --------------------------------------

                                                 IDEX
                     Average Daily             Isabelle
                     Net Assets            Small Cap Value
                     --------------------------------------
                     First $200 million         0.90%
                     --------------------------------------
                     over $200 million          0.85%
                     --------------------------------------

                            IDEX
Average Daily           Transamerica
Net Assets         Convertible Securities
-----------------------------------------
First $500 million         0.80%
-----------------------------------------
Over $500 million          0.70%
-----------------------------------------

                            IDEX
Average Daily          T. Rowe Price
Net Assets            Health Sciences
-----------------------------------------
First $500 million         1.00%
-----------------------------------------
Over $500 million          0.95%
-----------------------------------------

                  IDEX
Average Daily Transamerica
Net Assets    Money Market
--------------------------
     All         0.40%
--------------------------

                  IDEX
Average Daily    PIMCO
Net Assets    Total Return
--------------------------
     All         0.70%
--------------------------



For the fiscal year ended October 31, 2001, each fund paid the following management fee as a percentage of the fund's average daily net assets, after reimbursement and/or fee waivers (if applicable)*:

             IDEX Janus Capital Appreciation
             IDEX Janus Global
             IDEX Janus Growth
             IDEX Janus Balanced
             IDEX Janus Flexible Income
             IDEX Alger Aggressive Growth
             IDEX Transamerica Conservative High Yield Bond/(1)/
             IDEX Federated Tax Exempt
             IDEX Transamerica Value Balanced/(2)/
             IDEX LKCM Strategic Total Return
             IDEX Salomon Investors Value/(3)/
             IDEX Jennison Equity Opportunity
             IDEX T. Rowe Price Tax-Efficient/(1)/
             IDEX T. Rowe Price Small Cap
             IDEX Salomon All Cap
             IDEX Goldman Sachs Growth
             IDEX Pilgrim Baxter Mid Cap Growth
             IDEX Pilgrim Baxter Technology
             IDEX Transamerica, Equity
             IDEX Transamerica Small Company
             IDEX Great Companies -- America/SM/
             IDEX Great Companies -- Technology/SM/
             IDEX Great Companies -- Global
             IDEX Gabelli Global Growth
             IDEX Janus Growth & Income/(4)/
             IDEX American Century Income & Growth/(5)/
             IDEX American Century International/(5)/
             IDEX Isabelle Small Cap Value/(5)/

(1)Prior to March 1, 2002, this fund was named IDEX AEGON Income Plus.
(2)Prior to March 1, 2002, this fund was named IDEX Dean Asset Allocation.
(3)Prior to March 1, 2002, this fund was named IDEX NWQ Value Equity.
(4)Fund commenced operations on 12/01/00.
(5)Fund commenced operations on 4/01/01.

Day-to-day management of the investments in each fund is the responsibility of the fund manager. The fund managers for IDEX Mutual Funds are:

IDEX Janus Growth

Edward Keely, vice president, serves as manager of this fund.

Mr. Keely has been sole manager of this fund since January, 2000. He served as co-manager of the fund since January, 1999. Prior to joining Janus in 1998, he was a senior vice president of investments at Founders.

Janus has provided investment advisory services to various clients since 1978.

IDEX Janus Global

Helen Young Hayes, CFA, executive vice president, and Laurence Chang, CFA, executive vice president, serve as co-managers of this fund. Ms. Hayes has served as manager or co-manager of this fund since inception. She has been employed by Janus since 1987. Laurence Chang has served as co-manager of this fund since January 2000. Before joining Janus in 1993, Mr. Chang was a project director at the National Security Archive.

IDEX Janus Balanced

Karen L. Reidy, CFA, executive vice president, has served as manager of this fund since January 2000. Prior to joining Janus in 1995, she was a manager in both the Mergers and Acquisitions and Audit business units at PricewaterhouseCoopers LLP.

IDEX Janus Capital Appreciation

James P. Goff, CFA, executive vice president, has managed this fund since its inception. He joined Janus in 1988.

IDEX Janus Flexible Income

Ronald V. Speaker, executive vice president, has managed this fund since October 1993. He has been with Janus since 1986. On January 13, 1997, Mr. Speaker settled an SEC administrative action involving two personal trades that he made in January 1993. Without admitting or denying the allegations, he agreed to civil monetary penalty, disgorgement and interest payments totaling $37,199 and a 90-day suspension starting January 29, 1997.

IDEX Janus Growth & Income

David J. Corkins, has managed this fund since its inception. Prior to joining Janus in 1995, he served as Chief Financial Officer of Chase U.S. Consumer Services, Inc., a Chase Manhattan mortgage business. Mr. Corkins serves as portfolio manager to other Janus funds.

IDEX Alger Aggressive Growth

Frederick M. Alger and David Hyun, CFA, serve as co-managers of this fund. They have served as co-managers since September 2001.

Mr. Alger, Chairman and President, founded Fred Alger Management, Inc. ("Alger") in 1964. Prior to establishing Alger, Mr. Alger served as portfolio manager and security analyst at various firms.

Mr. Hyun joined Alger in 1991 and served as a portfolio manager and senior vice president until June 2000. Mr. Hyun previously served as co-manager of this fund from February 1998 until June 2000. Mr. Hyun joined OppenheimerFunds from June 2000 until September 2001 where he served as portfolio manager for the Oppenheimer Enterprise Fund.

Mr. Alger and Mr. Hyun also serve as portfolio managers of other Alger funds.

IDEX T. Rowe Price Small Cap

Paul W. Wojcik, CFA, has managed this fund since December 2000 and heads the Investment Team for this fund. He joined T. Rowe Price in 1996 and has been a member of the Investment Team since the fund's inception. In addition, Mr. Wojcik serves as the Chairman of the Investment Team for the T. Rowe Price Diversified Small-Cap Growth Fund. Prior to joining T. Rowe Price, Mr. Wojcik was a Senior Programmer/Analyst at Fidelity Investments.

IDEX Pilgrim Baxter Mid Cap Growth
IDEX Pilgrim Baxter Technology

Gary L. Pilgrim, CFA, leads a team of investment professionals for Pilgrim Baxter Mid Cap Growth. Mr. Pilgrim is the president and chief investment officer of Pilgrim Baxter, and has been a growth stock manager for over 30 years. Mr. Pilgrim has managed this Fund since March, 2001.

Michael Ma leads the technology team that manages IDEX Pilgrim Baxter Technology. Mr. Ma joined Pilgrim Baxter in October 1999 as senior technology analyst. Prior to joining Pilgrim Baxter, Mr. Ma worked for two and one half years as an equity research analyst in the Telecommunications Services Group of Deutsche Bank Securities, Inc.

Pilgrim Baxter has provided investment advisory services to various clients since 1982.

IDEX Goldman Sachs Growth

Herbert E. Ehlers, Managing Director of GSAM, has served as head of an investment team that has managed this fund since inception. As of the date of this prospectus, the investment team consists of nineteen persons. Prior to joining GSAM in 1997, he was chief investment officer at Liberty Investment Management, Inc. from 1994-1997.

This investment team also manages the Goldman Sachs Capital Growth Fund, Goldman Sachs Balanced Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs Growth Opportunities Fund and Goldman Sachs Internet Tollkeeper Fund/SM/.

Goldman Sachs has provided investment advisory services to various clients since 1981.

IDEX Transamerica Equity

Jeffrey S. Van Harte, CFA, primary manager, and Gary U. Rolle, CFA, secondary manager, serve as co-managers of this fund. Mr. Van Harte is senior vice president and head of Equity Investments, TIM, manager of the Transamerica Premier Equity Fund since 1998 and Transamerica VIF Growth Portfolio since 1984, co-manager of the Transamerica Value Fund since 1998, and was manager of the Transamerica Premier Balanced Fund from 1995 to 1998. He joined Transamerica in 1980.

Mr. Rolle is president & chief investment officer, TIM, chairman & president, Transamerica Income Shares, Transamerica Occidental's Separate Account Fund B and Transamerica Variable Insurance Fund, Inc. and president of Transamerica Investors, Inc. He was chief investment officer, Transamerica Occidental Life Insurance Company, Transamerica Life Insurance & Annuity Company and Transamerica Assurance Company until 2000 and investment officer of these companies since 2000. He has been manager of Transamerica Premier Balanced Fund since 1998 and co-manager of Transamerica Premier Equity Fund since 1999. He joined Transamerica in 1967.

TIM, through its affiliates, has provided investment advisory services to various clients since 1967.

IDEX Transamerica Small Company

Christopher J. Bonavico, CFA, primary manager, and Timothy S. Gaumer, CFA, secondary manager, serve as co-managers of this fund. Mr. Bonavico is vice president and fund manager, TIM, and manager of the Transamerica Premier Aggressive Growth Fund and Transamerica Premier Small Company Fund since 1999. He was manager of the Transamerica Premier Value Fund from 1998 to 1999; manager of the Transamerica Premier Index Fund from inception to 1998; and co-manager of the Transamerica Premier Aggressive Growth Fund, Transamerica Premier Small Company Fund, Transamerica Premier Balanced Fund and Transamerica Premier Index Fund from 1998 to 1999. He joined Transamerica in 1993.

Mr. Gaumer is assistant vice president and portfolio manager, TIM. He has been co-manager of the Transamerica Premier Small Company Fund since 1999. Prior to joining Transamerica in 1997, he was an equity analyst, Chancellor LGT Asset Management, 1995 - 1997, and Senior Analyst, Emerging Growth Management, 1994 - 1995.

IDEX Salomon All Cap

Ross S. Margolies, managing director of SaBAM, has managed this fund since inception. Mr. Margolies joined SBAM in 1992.

Robert M. Donahue, Jr., managing director and equity analyst with SBAM, assists in the day-to-day management of the fund. Prior to joining SBAM in 1997, Mr. Donahue worked as an equity analyst at Gabelli & Company. Mr. Margolies and Mr. Donahue also manage the Capital Fund for SBAM.

Salomon has provided investment advisory services to various clients since 1987.

IDEX Transamerica Conservative High Yield Bond


IDEX Transamerica Value Balanced

John C. Riazzi, CFA, and Gary U. Rolle, CFA serve as portfolio managers of the fund. They have served as co-portfolio managers since August 25, 2001. Prior to joining TIM in 2001, Mr. Riazzi served as portfolio manager, president and chief investment officer at Dean Investment Associates and, while at Dean, served as portfolio manager of Dean Asset Allocation since its inception. Mr. Rolle is president and chief investment officer at TIM and serves as an officer of various Transamerica entities. He joined TIM in 1967.

Dean has provided investment advisory services to various clients since 1972.

IDEX LKCM Strategic Total Return

Luther King, Jr., CFA, and Scot C. Hollmann, CFA, have co-managed this fund since its inception. Mr. King has been a portfolio manager and the president of Luther King since 1979. Mr. Hollmann has been a portfolio manager and a vice president since 1983.

Luther King has provided investment advisory services to various clients since 1979.

IDEX Salomon Investors Value

Jon D. Bosse, CFA, has served as co-manager of this fund since January 2001. He joined NWQ in 1996 as Director of Equity Research and Managing Director. His prior experience includes ten years with ARCO Investment Management Co. as Director of Equity Research.

NWQ has provided investment advisory services to various clients since 1982.

IDEX Jennison Equity Opportunity

Bradley Goldberg, CFA, Mark G. DeFranco and Brian Gillott serve as co-managers of this fund. Mr. Goldberg has served as manager of this fund since December 1, 2000. Mr. Goldberg is an executive vice president of Jennison. Mr. Goldberg joined Jennison in 1974 and serves as portfolio manager to other funds.

Mark G. DeFranco, Vice President, Equity Research, has served as co-manager of this fund since December, 2000. Mr. DeFranco joined Jennison in 1998. Prior to joining Jennison, Mr. DeFranco was a precious metal equity analyst and portfolio manager at Pomboy Capital from 1995 to 1998.

Brian Gillott, Vice President, Equity Research, has served as co-manager of this fund since December, 2000. Mr. Gillott joined Jennison in 1998. Prior to joining Jennison, Mr. Gillott served as an equity analyst for the Soros Fund, and prior to that he was an analyst at Goldman Sachs & Co.

Jennison has provided investment advisory services to various clients since
1969.

IDEX Great Companies -- America/SM/
IDEX Great Companies -- Technology/SM/
IDEX Great Companies -- Global/2/

James H. Huguet and Gerald W. Bollman, CFA serve as co-managers of these funds. Mr. Huguet serves as Director, President and Co-CEO of Great Companies, L.L.C. Mr. Huguet also serves as director and president of Great Companies, Inc. From 1994 until 1998, Mr. Huguet was executive vice president of Information Resources, Inc., Chicago, IL, a market research firm.

Mr. Bollman is executive vice president of Great Companies, L.L.C. Mr. Bollman also serves as executive vice president of Great Companies, Inc. From 1995 until 1999, Mr. Bollman was chairman and manager of Intrinsic Value Associates, an investment advisory service for institutional managers. He previously served as executive vice president and portfolio manager for Continental Asset Management Corporation.

Great Companies has provided investment advisory services to various clients services since 2000.

IDEX Federated Tax Exempt

J. Scott Albrecht, CFA and Mary Jo Ochson, CFA have served as co-managers of this fund since June 15, 2000. Mr. Albrecht joined Federated in 1989 and has been a senior portfolio manager since 1997. He has served as a vice president of Federated since 1994. He also serves as co-manager of Federated's Municipal Securities Fund, Inc.

Ms. Ochson joined Federated in 1982 and has been a senior portfolio manager and senior vice president since 1996. From 1988 through 1995, Ms. Ochson served as a portfolio manager and vice president of Federated. She also serves as co-manager of Federated's Municipal Securities Fund, Inc.

Federated has provided investment advisory services to various clients since
1955.

IDEX Gabelli Global Growth

The fund is managed by an investment team that is headed by Marc J. Gabelli, Portfolio Manager. Mr. Gabelli, as Team Manager, is primarily responsible for all the investment decisions for the fund. Mr. Gabelli has been a portfolio manager and an analyst with Gabelli since 1993.

Gabelli Asset Management Company and its predecessors has provided investment advisory services to various clients since 1977.

IDEX American Century Income & Growth

American Century uses a team of fund managers and analysts to manage this fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The fund managers on the investment team are:

John Schniedwind, CFA, Senior Vice President, Senior Portfolio Manager and Group Leader - Quantitative Equity, has been a member of the team since the fund's inception. He joined American Century in 1982 and also supervises other portfolio management teams.

Kurt Borgwardt, CFA, Senior Portfolio Manager and Director of Quantitative Equity Research, joined American Century in August 1990, and has managed the quantitative equity research effort since then. He has been a member of the team since inception. American Century has provided investment advisory services to various clients since 1958.

IDEX American Century International

American Century uses a team of fund managers and analysts to manage this fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The fund managers on the investment team are:

Henrik Strabo, Chief Investment Officer - International Equities, has been a member of the team since the fund's inception. He joined American Century in 1993 and serves as a member of other management teams for various American Century funds.

Mark S. Kopinski, Senior Vice President and Senior Portfolio Manager, has been a member of the team since the fund's inception. Mr. Kopinski joined American Century in April 1997 and serves as a member of other management teams for various American Century funds. Prior to rejoining American Century in 1997, Mr. Kopinski served as Vice President and Portfolio Manager at Federated Investors, Inc. From 1990-1995, he served as Vice President and a member of the management team for American Century International Growth and International Discovery.

IDEX Isabelle Small Cap Value

Warren J. Isabelle, President, Portfolio Manager and co-founder of Ironwood, has managed the fund since its inception. Prior to the formation of Ironwood Capital in 1997, Mr. Isabelle was Head of Domestic Equities at Pioneer Management Company and Portfolio Manager of the Pioneer Capital Growth Fund (from July 1990 through January 1997 - later named Pioneer Mid Cap Value Fund). He also managed Pioneer Small Company Fund (November 1995 through January
1997). From February 1997, Mr. Isabelle was Chief Investment Officer at Keystone Investments.

Ironwood has provided investment advisory services to various clients since
1998.

IDEX Conservative Asset Allocation
IDEX Moderate Asset Allocation
IDEX Moderately Aggressive Asset Allocation
IDEX Aggressive Asset Allocation

An Investment Advisory Committee at AEGON/Transamerica Fund Advisers, Inc.
(ATFA) provides investment advisory services for these funds. Morningstar serves as a consultant the team with respect to asset allocation of the funds.

IDEX T. Rowe Price Health Sciences

An investment advisory committee is responsible for management of the fund. Kris H. Jenner, MD, Chairman, has day-to-day responsibility for managing the fund and works with the committee in developing and executing the fund's investment program. He was elected chairman of the fund's committee in 2000. He joined T. Rowe Price as an analyst in 1997 and has been managing investments since 1998. From 1995 through 1997, while on leave from the general surgery residency program at the John Hopkins Hospital, he was a post doctoral fellow at the Bringham and Women's Hospital, Harvard Medical School.

IDEX Transamerica Convertible Securities

(Information to come)

IDEX Transamerica Conservative High Yield Bond

(Information to come)

IDEX T. Rowe Price Tax-Efficient

The fund is managed by an Investment Advisory Committee. Donald J. Peters and Hugh D. McGuirk serve as co-chairmen. The committee co-chairmen have the day-to-day responsibility for managing the fund and work with the committee in developing and executing the fund's investment program. Mr. Peters has been managing investments since joining T. Rowe Price in 1993. Mr. McGuirk has been involved in the municipal bond management process at T. Rowe Price since 1993.

IDEX Transamerica Money Market

(Information to come)

IDEX PIMCO Total Return

William Gross, CFA serves as fund manager. He has over 30 years experience and has managed the fund since its inception. Mr. Gross is one of the founders of PIMCO and serves as manager of other PIMCO funds.

PIMCO has provided investment advisory services since .

Shareholder Information


[LOGO] Question Mark Logo
      Opening an Account

If you are opening a fund through a registered representative, he or she can assist you with all phases of your investment.

If you are investing through an authorized dealer, the dealer is responsible for opening your account and providing your taxpayer ID number. If you already have an IDEX account, you do not need additional documentation.

The Fund or its agents may reject a request for purchase of shares at any time, including any purchase under the exchange privilege.

New Account Application

Fill out the New Account Application form which is included in this prospectus. IRAs and other retirement accounts require a different application, which you can request by calling 1-888-233-IDEX (4339) or writing IDEX Customer Service. You can avoid future inconvenience by signing up for any services you think you may later use.

Note: On your application, be sure to include your social security number or taxpayer identification number. If you don't, your account may be subject to backup withholding, or be closed.

There are many ways that you can pay for your shares. The minimum initial purchase is $500 for Class A, B and T shares, and $1,000 for Class C and Class M shares and shares purchased through authorized dealers. There is a $50 minimum on additional purchases. Purchases through regular investment plans, like the Automatic Investment Plan, have no minimum to open an account, but you must invest at least $50 monthly per account.

[LOGO] Question Mark Logo
      Share Transactions

Depending on privileges established on your account, you may buy, sell or exchange shares in several ways. You may do so in writing, by phone request or you may access your account through the internet. You may make payments, or receive payment for your redemptions, via an electronic funds transfer or by check.

[LOGO] Question Mark Logo
      How to Sell Shares

Your request to sell your shares and receive payment may be subject to:

 .  the privileges or features established on your account such as a systematic withdrawal plan (SWP) or telephone transactions
 .  the type of account you have, and if there is more than one owner
 . the dollar amount you are requesting; redemptions over $50,000 must be in writing and those redemptions greater than $100,000 require a written request with a signature guarantee
 . a written request or signature guarantee may be required if there have been recent changes made to your account (such as an address change) or other such circumstances. A signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange may guarantee your signature. Notarization is not an acceptable substitute.

There are several ways to request redemption of your shares:

 .  in writing (by mail or fax)
 .  by internet access to your account(s) at www.idexfunds.com
 . by telephone request using our touch-tone automated system, IDEX InTouchSM, or by a person-to-person verbal request

The proceeds of your redemption may be paid by check, or by direct deposit to your bank account subject to any restrictions that may be applicable. Purchases may be held at IDEX until your funds have cleared or up to 15 calendar days before they are eligible for redemption. Certain exceptions may apply.

Shares will normally be redeemed for cash, although each fund retains the right to redeem its shares in kind under unusual circumstances in order to protect the interests of shareholders by the delivery of securities selected from its assets at its discretion. Please see the SAI for more details.

[LOGO] Question Mark Logo
      How to Exchange Shares


You can exchange $500 or more of one fund for shares in the same class of another fund. Until May 31, 2001, you may be able to exchange your shares of any one of the three portfolios of the Cash Equivalent Fund (CEF) to the IDEX fund without a sales charge. The CEF includes the Money Market Portfolio, the Government Securities Portfolio and Tax Exempt Portfolio. Any CDSC will be calculated from the date you bought your original shares. This means your new shares will be the same age as your old shares, so your sales charge will not increase because of the exchange. The minimum exchange to a new account is $500 unless an automatic investment plan is established on the new account.


Prior to making exchanges into a fund that you do not own, read this prospectus carefully. You can request share exchanges over the telephone unless you have declined the privilege on your application. You can also exchange shares of the same class automatically at regular intervals, from one fund to another.

Special Rules for Class B or M Shares in Money Market Fund Exchanges

When exchanging Class B or M shares for shares of the CEF Money Market Portfolio, you will not be charged a CDSC. If you later sell the Class B or M shares of the CEF, you will be charged the sales charge, but the time that you held those Class B or M shares of the CEF will not count toward calculating the sales charge.

The Fund may restrict the number of times that you may exchange your shares. Please see the section below titled "Excessive Trading."

Special Situations for Exchanging Shares

 . Class T shares may be exchanged for only Class A shares of any IDEX fund, other than IDEX Janus Growth. Class A shares of all IDEX funds are subject to distribution and service (12b-1) fees.
 .  You may not exchange other classes of shares of the IDEX funds for Class T shares.
 . The Fund reserves the right to modify or terminate the exchange privilege at any time upon 60 days written notice.

Excessive Trading

The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund does not permit excessive trading/market-timing. Excessive purchases, redemptions or exchanges of fund shares disrupt portfolio management and drive fund expenses higher. The Fund may limit or terminate your exchange privileges or may not accept future investments from you if you engage in excessive trading. In determining excessive trading, we consider frequent purchases and redemptions having similar effects as exchanges to be excessive trading. Four or more exchanges in a quarter (3 months) is considered excessive trading, though the Fund reserves the right to impose restrictions if there are less frequent transactions.

[LOGO] Question Mark Logo
      Other Account Information

Minimum Purchases

 .  $500 for Class A, B and T shares; $1,000 for Class C and M shares;
   additional purchases are a minimum of $50.

If your check, draft or electronic transfer is returned unpaid by your bank, the Fund may charge a $15 fee.

Pricing of Shares

Each fund's price (NAV) is calculated on each day the New York Stock Exchange
(NYSE) is open for business.

The NAV of fund shares is not determined on days the NYSE is closed (generally New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). The NAV of each class is calculated by dividing its assets less liabilities by the number of its shares outstanding.

If the Fund receives your order by regular closing time of the NYSE (usually 4 p.m. New York time), you will pay or receive that day's NAV plus any applicable sales charges. If later, it will be priced based on the next day's NAV. Share prices may change when a fund holds shares in companies traded on foreign exchanges that are open on days the NYSE is closed.

In determining NAV, each fund's portfolio investments are valued at market value. Investments for which quotations are not readily available are valued at fair value determined in good faith under the supervision of the Board of Trustees.

Minimum Account Balance

Due to the proportionately higher cost of maintaining customer accounts with balances below the stated minimums for each class of shares, the Fund reserves the right to close such accounts. However, the Fund will provide a 60-day notification to you prior to assessing a minimum account fee, or closing, any account. The following describes the fees assessed to accounts with low balances:

No fees will be charged on:

 .  accounts opened within the preceding 24 months
 .  accounts with an active monthly Automatic Investment Plan ($50 minimum per account)
 . accounts owned by individuals which, when combined by social security number, have a balance of $5,000 or more


             ------------------------------------------------------

              Account Balance           Fee Assessment
             ------------------------------------------------------
              If your balance is below  $10 fee assessed every
              $500 due to               6 months, until balance
              redemptions               reaches $500
              If your balance is below Your account will be $250, due to redemptions charged a fee and be liquidated; any applicable
                                        CDSC will be deducted, and
                                        a check will be mailed to
                                        the address of record

Telephone Transactions

The Fund and Idex Investor Services, Inc. (IIS) are not liable for complying with telephone instructions which are deemed by them to be genuine. The Fund and IIS will employ reasonable procedures to make sure telephone instructions are genuine. In situations where the Fund or IIS reasonably believe they were acting on genuine telephone instructions, you bear the risk of loss. These procedures may include requiring personal identification, providing written confirmation of transactions, and tape recording conversations. The Fund has the right to modify the telephone redemption privilege at any time.

Telephone redemption with payment by check is not allowed within 10 days of a change of registration/address. Call IDEX Customer Service (1-888-233-IDEX
(4339)) or see the SAI for details. You may redeem up to $50,000 worth of shares by phone and get your money by direct deposit to a pre-authorized bank account. No fee is charged.

Professional Fees

Your financial professional may charge a fee for his or her services. This fee will be in addition to any fees charged by IDEX. Your financial professional will answer any questions that you may have regarding such fees.

Wire Transactions

In most cases, the Fund can send your redemption money via a federal funds bank wire. The Fund charges a $10 fee for this service, in addition to any fee your bank may charge. For more details, call IDEX Customer Service (1-888-233-IDEX
(4339)) or see the SAI.

Reinvestment Privilege

Within a 90 day period after you sell your shares, you have the right to "reinvest" your money in any fund of the same class. You will not incur a new sales charge if you use this privilege within the allotted time frame. Any CDSC you paid on your shares will be credited to your account. You may reinvest the proceeds of a Class B share sale (less the CDSC) in Class A shares without paying the up-front sales charge. Send your written request to the Fund along with your check for your reinvestment privileges.

Statements and Reports

The Fund will send you a confirmation statement after every transaction that affects your account balance or registration. Please review the confirmation statement carefully and promptly notify IDEX in writing of any error or you will be deemed to have ratified the transaction as reported to you. If you are enrolled in the Automatic Investment Plan and invest on a monthly basis, you will receive a quarterly confirmation. Information about the tax status of income dividends and capital gains distributions will be mailed to shareholders early each year.

Financial reports for the funds, which include a list of the holdings, will be mailed twice a year to all shareholders.

A Historical Statement may be ordered for transactions of prior years.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered mail, but do not endorse them.

Personal Securities Trading

The Fund permits "Access Persons" as defined by Rule 17j-1 under the 1940 Act to engage in personal securities transactions, subject to the terms of the Code of Ethics and Insider Trading Policy that has been adopted by the Board of Trustees of the Fund. Access Persons must use the guidelines established by this Policy for all personal securities transactions and are subject to certain prohibitions on personal trading. The Fund's sub-advisers, pursuant to Rule 17j-1 and other applicable laws, and pursuant to the terms of the Policy, must adopt and enforce their own Code of Ethics and Insider Trading Policies appropriate to their particular business needs. Each sub-adviser must report to the Board of Trustees on a quarterly basis with respect to the administration and enforcement of such Policy, including any violations thereof which may potentially affect the Fund.

[LOGO] Question Mark Logo
      Distributions and Taxes

Each of our funds intends to elect and qualify as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a fund will not be subject to federal income tax on ordinary income and capital gains, if any, that it distributes to its shareholders.

Taxes on Distributions From The Funds

The following summary does not apply to:

 .  qualified retirement accounts
 .  tax-exempt investors; or
 .  exempt-interest distributions from IDEX Federated Tax Exempt

Fund distributions are taxable to you as ordinary income to the extent they are attributable to a fund's net investment income, certain net realized foreign exchange gains, and net short-term capital gains. They are taxable to you as long-term capital gain (at the federal rate of 20%) to the extent they are attributable to the fund's excess of net long-term capital gains over net short-term capital losses. The tax status of any distribution is the same regardless of how long you have been a shareholder of the fund and whether you elect to reinvest distributions or receive cash. Certain distributions paid by a fund in January may be taxable to shareholders as if they were received on the prior December 31. The tax status of dividends and distributions for each calendar year will be detailed in your annual tax statement or tax forms from the Fund.

Distributions From IDEX Federated Tax Exempt

IDEX Federated Tax Exempt expects to distribute primarily exempt-interest dividends. These dividends will be exempt income for federal income tax purposes, whether reinvested or received in cash. However, dividends from the fund may not be entirely tax-exempt and any distributions by the fund of net long-term capital gains will generally be taxable to you as long-term capital gains. Distributions from the fund may be subject to state and local taxes.

Your annual statement will provide you with information about the exempt-interest dividends you have received. You must disclose this information on your federal tax return. The statement will also report the amount that relates to private activity bonds which could be subject to the alternative minimum tax (AMT). If you are subject to the AMT, please consult your tax advisor regarding the implications of holding shares in IDEX Federated Tax Exempt. If you receive Social Security or railroad retirement benefits, please consult your tax advisor and be aware that exempt-interest dividends will be considered for the purpose of determining to what extent your benefits will be taxed. Interest on indebtedness incurred by you to purchase or carry shares of IDEX Federated Tax Exempt generally will not be deductible for federal income tax purposes.

Taxes On The Sale Of Shares

Any sale or exchange or redemption of fund shares may generate tax liability (unless you are a tax-exempt investor or your investment is in a qualified retirement or other tax- advantaged account). You will generally recognize taxable gain or loss on a sale, exchange or redemption of your shares based upon the difference between your cost (basis) in the shares and the amount you receive for them. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends that were received with respect to the shares.

If you receive an exempt-interest dividend on shares that are held by you for six months or less, any loss on the sale or exchange of the shares will be disallowed to the extent of such dividend amount.

Withholding Taxes

The Fund will be required to withhold 31% of any reportable income payments made to a shareholder
(which may include dividends, capital gain distributions, and share redemption proceeds) if the shareholder has not provided an accurate taxpayer identification number to the Fund in the manner required by IRS regulations.

Uncashed Checks Issued on Your Account

If any check we issue related to your account is returned by the Post Office as undeliverable, or remains outstanding (uncashed) for six months, we reserve the right to reinvest check proceeds back into your account at the net asset value next calculated after reinvestment. We will then also change your account distribution option from cash to reinvest. Interest does not accrue on amounts represented by uncashed checks.

Minimum Dividend Check Amounts

To control costs associated with issuing and administering dividend checks, we reserve the right to not issue checks under a specified amount. For accounts with the cash by check dividend distribution option, if the dividend payment total is less than $10, the distribution will be reinvested into the account and no check will be issued, though the account option for future distributions will remain unchanged.

Non-Resident Alien Withholding

If you are a non-U.S. investor, your financial professional should determine whether Fund shares may be sold in your jurisdiction. Shareholders that are not U.S. persons under the Internal Revenue Code are subject to different tax rules. Dividends, capital gains and redemptions may be subject to non-resident alien withholding.

Additionally, a valid IRS W-8 form is required if you are not a U.S. citizen or resident alien. Documentary evidence may also be required if a U.S. address is indicated or if your permanent address is not the same as your mailing address. Please see the instructions on one of the new series of IRS W-8 forms.

Other Tax Information

This tax discussion is for general information only. In addition to federal income taxes, you may be subject to state, local or foreign taxes on payments received from the Fund. More information is provided in the SAI. You should also consult your own tax advisor for information regarding all tax consequences applicable to your investments in the Fund.

     How to Buy Shares            To Open a New Account (first-time IDEX investors)
---------------------------------------------------------------------------------------------------------------------
By Mail                      Send your completed application and check payable to:
       [LOGO] Mailbox        Idex Investor Services, Inc., P.O. Box 9015, Clearwater, Florida 33758-9015;
                             For Overnight Delivery: 570 Carillon Parkway, St. Petersburg, Florida 33716
---------------------------------------------------------------------------------------------------------------------
Through an Authorized Dealer The dealer is responsible for opening your account and providing IDEX with your
         [LOGO] Man          Taxpayer ID Number. The minimum order from an authorized dealer is $1,000.
---------------------------------------------------------------------------------------------------------------------
By Automatic Investment Plan Send your completed application, along with a check for your initial investment (if
      [LOGO] Calendar        any), payable to Idex Investor Services, Inc., P.O. Box 9015, Clearwater, Florida
                             33758-9015.
---------------------------------------------------------------------------------------------------------------------
                                                        To Add to your Existing Account
---------------------------------------------------------------------------------------------------------------------
By Check                     Make your check payable to Idex Investor Services, Inc. and mail it to:
     [LOGO] Check Logo       P.O. Box 9015, Clearwater, FL 33758-9015; or, for overnight delivery: 570 Carillon
                             Parkway, St. Petersburg, FL 33716. Third party checks, or checks endorsed to IDEX, will not be accepted. All checks must be made payable to Idex Investor Services, Inc.
---------------------------------------------------------------------------------------------------------------------
By Automatic Investment Plan With an Automatic Investment Plan (AIP), a level dollar amount is invested monthly
      [LOGO] Calendar"       and payment is deducted electronically from your bank account. Call or write IDEX
                             Customer Service to establish an AIP.
---------------------------------------------------------------------------------------------------------------------
By Telephone                 The electronic funds transfer privilege must be established in advance, when you open
      [LOGO] Telephone       your account, or by adding this feature to your existing account. Select "Electronic
                             Bank Link" on the Application or write to the Fund. Funds can then be transferred electronically from your bank to the Fund. Call IDEX Customer Service to invest by phone, either through our automated IDEX InTouch/SM/ system (1-888-233-IDEX
                             (4339)), or by speaking directly with your representative. Shares will be purchased via electronic funds when the money is received by IDEX, usually 2-4 business days after the request.
---------------------------------------------------------------------------------------------------------------------
Through Authorized Dealers   If your dealer has already established your account for you, no additional
         [LOGO] Man          documentation is needed. Call your dealer to place your order. The dealer's bank may charge you for a wire transfer. (The Fund currently does not charge for this service.)
                             The Fund must receive your payment within three business days after your order is accepted.
---------------------------------------------------------------------------------------------------------------------
By the Internet              You may request a transfer of funds from your bank account to the Fund. Visit our
      [LOGO] Computer        website at www.idexfunds.com. Payment will be transferred from your bank account electronically. Shares will be purchased via electronic funds when the money is received by IDEX, usually 2-4 business days after the request.
---------------------------------------------------------------------------------------------------------------------
By Payroll Deduction         You may have money transferred regularly from your payroll to your IDEX account.
  [LOGO] Winged Money Bag    Please instruct your employer's payroll department to do so. Call IDEX Customer
                             Service (1-888-233-IDEX (4339)) to establish this deduction.
---------------------------------------------------------------------------------------------------------------------
By Wire Transfer             Request that your bank wire funds to the Fund. You must have an existing account to
    [LOGO] Wire Transfer     make a payment by wire transfer. Ask your bank to send your payment to:
                               Bank of America, NA, Tampa, FL, ABA# 063100277,
                               Credit: Idex Investor Services Acct #: 3601194554,
                               Ref: Shareholder name, IDEX fund and account numbers.
---------------------------------------------------------------------------------------------------------------------

       To Receive Payment By                                    How to Request Your Redemption
---------------------------------------------------------------------------------------------------------------------------
Direct Deposit - ACH                Call IDEX Customer Service (1-888-233-IDEX (4339)) to verify that this feature is in
 (only for accounts that are not    place on your account. Maximum amount per day is the lesser of your balance or
 qualified retirement plans)        $50,000. Request an "ACH redemption" in writing, by phone (automated IDEX
      [LOGO] Winged Money Bag       InTouch/SM/ system (1-888-233-IDEX (4339)) or person-to-person), or by internet access to your account. Payment should usually be received by your bank account 3-5 banking days after your request. The Fund does not charge for this payment option.
                                    Certain IRAs and Qualified Plans may not be eligible for ACH redemptions.
---------------------------------------------------------------------------------------------------------------------------
Direct Deposit                      Call IDEX Customer Service (1-888-233-IDEX (4339)) to be sure this feature is in
 (electronic funds transfer-federal place on your account. Maximum amount per day is the lesser of your available
 funds bank wire)                   balance or $50,000 (with a minimum of $1,000). Request an "Expedited Wire
      [LOGO] Winged Money Bag       Redemption" in writing, or by phone (person-to-person request). Payment should be received by your bank account the next banking day after your request. The Fund charges $10 for this service. Your bank may charge a fee as well.
---------------------------------------------------------------------------------------------------------------------------
Check to the address of record      Written Request:
         [LOGO] Check Logo          Send a letter requesting a withdrawal to the Fund and include any share certificates you may have. Specify the fund, account number, and dollar amount or number of shares you wish to redeem. Mail to: Idex Investor Services, P.O. Box 9015, Clearwater,
                                    FL 33758-9015. Attention: Redemptions. Be sure to include all account owners'
                                    signatures and any additional documents, as well as a signature guarantee(s) if required (see "How To Sell Shares").

                                    Telephone or internet request:
                                    If your request is not required to be in writing (see "How To Sell Shares"), you may call IDEX Customer Service (1-888-233-IDEX (4339)) and make your request using the automated IDEX InTouch/SM/ system (1-888-233-IDEX (4339)), by person-to-
                                    person, or by accessing your account on the internet. Maximum amount per day is the lesser of your available balance or $50,000.

                                    For your protection, if an address change was made in the last 10 days, IDEX requires a redemption request in writing, signed and signature guaranteed by all shareholders.
---------------------------------------------------------------------------------------------------------------------------
Check to another party/address      This request must be in writing, regardless of amount, with all account owners'
         [LOGO] Check Logo          signatures guaranteed. Mail to: Idex Investor Services, Inc., P.O. Box 9015,
                                    Clearwater, FL 33758-9015. Attention: Redemptions.
---------------------------------------------------------------------------------------------------------------------------
Periodic automatic payment          You can establish a Systematic Withdrawal Plan (SWP) either at the time you open
 (by direct deposit-ACH or check)   your account or at a later date. Call IDEX Customer Service (1-888-233-IDEX (4339))
                                    for assistance. You must have a minimum balance of $10,000 in your account.
---------------------------------------------------------------------------------------------------------------------------
By Exchange                         You may request an exchange in writing, by phone (automated IDEX InTouch/SM/
         [LOGO] Telephone           system (1-888-233-IDEX (4339)) or person-to-person), or by accessing your account through the internet.
---------------------------------------------------------------------------------------------------------------------------
Through an Authorized Dealer        You may redeem your shares through an authorized dealer. (They may impose a
            [LOGO] Man              service charge.) Contact your Registered Representative or call IDEX Customer
                                    Service (1-888-233-IDEX (4339)) for assistance.
---------------------------------------------------------------------------------------------------------------------------

NOTE:Purchases must be held at IDEX until the funds have cleared or up to 15 calendar days before they are eligible for redemption. Certain exceptions may apply.
---------------------------------------------------------------------------------------------------------------------------

Choosing a Share Class

The Fund offers four share classes, each with its own sales charge and expense structure. (An additional class, Class T, is offered through IDEX Janus Growth, but Class T shares are not available to new investors.) Also, effective March 1, 1999, shares that were designated as Class C shares became Class M shares. The Class M shares have an initial sales charge of 1.00% and a contingent deferred sales charge (CDSC) of 1.00% if you sell within 18 months of purchase. The sales charge and CDSC only apply to shares purchased after February 28, 1999.

The Fund began offering a new Class C share on November 1, 1999. This new Class C share has no initial or deferred sales charges. All shares that were designated as Class C shares prior to March 1, 1999, which then converted to Class M shares on that date, will continue as Class M shares.

The amount of your investment and the amount of time that you plan to hold your shares will determine which class of shares you should choose. You should make this decision carefully because all of your future investments in your account will be in the same share class that you designate when you open your account. Your financial professional can help you choose the share class that makes the best sense for you.

If you are investing a large amount and plan to hold your shares for a long period, Class A or Class M shares may make the most sense for you. If you are investing a lesser amount, you may want to consider Class B shares (if you plan to invest for a period of at least 6 years) or Class C shares (if you plan to invest for a period of less than 6 years).

The Fund may, at any time and in its sole discretion, add, delete, or change the sales charges for any share class.

Class A Shares -- Front Load

With Class A shares, you pay an initial sales charge only when you buy shares. (The offering price includes the sales charge.)


If you are investing $1 million or more (either as a lump sum or through any of the methods described above), you can purchase Class A shares without any sales charge. However, if you redeem any of those shares within the first 24 months after buying them, you will pay a 1.00% CDSC, unless they were purchased through a 401K plan.



Also, for 401K plans only, the Fund will treat Class A share purchases in an amount of less than $1 million that are sponsored by employers with 100 or more eligible employees as if such purchases were equal to an amount more than $1 million.

----------------------------------------------------------------------------------------------------------
                                                                                        Class T Shares
  Class A Shares -      Class B Shares -     Class C Shares -      Class M Shares -     (closed to new
     Front Load            Back Load            Level Load            Level Load          investors)
------------------------------------------------------------------------------------------------------
 .Initial sales charge  .No up-front sales   .No up-front sales   .Initial sales       .Initial sales
 of 5.50% (except       charge               charge               charge of 1.00%      charge of 8.50%
 for IDEX Janus                                                                        or less
 Flexible Income,      .Deferred sales      .No deferred sales   .12b-1 distribution
 IDEX AEGON             charge of 5.00%      charge               and service fees    .No 12b-1
 Income Plus and        or less on shares                         of 0.90% per year    distribution and
 IDEX Federated         you sell within 6   .12b-1 distribution   (except for the      service fees
 Tax Exempt             years (see           and service fees     IDEX Federated
 which is 4.75%)        deferred sales       of 1.00%             Tax Exempt,         .Sales charge
 or less (see Class     charge table                              whose 12b-1          percentage can
 A Share Quantity       below)              .No conversion to     distribution and     be reduced in the
 Discounts Table                             Class A shares;      service fee is       same four ways as
                       .12b-1 distribution   expenses do not      0.60%)               Class A Shares
 .Discounts of sales     and service fees     decrease                                  (see Class A
 charge for larger      of 1.00%                                 .Deferred sales       Share Quantity
 investments                                                      charge of 1.00%      Discounts Table)
                       .Automatic                                 if you sell within
 .12b-1 distribution     conversion to                             18 months of
 and service fees of    Class A shares                            purchase
 0.35%                  after 8 years,
                        reducing future                          .Automatic
 .Lower annual           annual expenses                           conversion to
 expenses than                                                    Class A Shares
 Class B, C or M                                                  after 10 years,
 shares due to lower                                              reducing future
 12b-1 and service                                                annual expenses
 fees
----------------------------------------------------------------------------------------------------------

Class B Shares -- Back Load

Class B shares are sold in amounts up to $250,000. With Class B shares, you pay no initial sales charge when you invest, but you are charged a CDSC when you sell shares you have held for six years or less, as described in the table below.

Class B shares automatically convert to Class A shares after 8 years, lowering annual expenses from that time on.



               Contingent Deferred Sales Charge - Class B Shares

                      As a % of Dollar Amount
Year after Purchasing   (Subject to Change)
---------------------------------------------
  First                         5%
  Second                        4%
  Third                         3%
  Fourth                        2%
  Fifth and Sixth               1%
  Seventh and Later             0%


Class C Shares -- Level Load

With Class C shares, you pay no initial sales charge or CDSC. There are 12b-1 distribution and service fees of up to 1.00% per year.

Class M Shares -- Level Load

Class M shares are sold in amounts up to $1 million. With Class M shares, you pay an initial sales charge of 1.00% based on offering price. (The offering price includes the sales charge.) There are 12b-1 distribution and service fees of 0.90% per year. If you redeem within 18 months from the date of purchase, you will incur a CDSC of 1.00%.

Class M shares purchased on or after November 1, 1999 automatically convert to Class A shares after 10 years, lowering annual expenses from that time on.

Class T Shares (IDEX Janus Growth Only)

(Closed to new investors)

When you buy Class T shares of IDEX Janus Growth, you pay an up-front sales charge. You can reduce the sales charge percentage in the same four ways that are described under Class A shares. Class T shares are not subject to annual 12b-1 distribution and service fees.

You pay no sales charge when you redeem Class T shares. As with Class A shares, if you pay no up-front sales charge because you are purchasing $1 million or more of Class T shares, you will pay a deferred sales charge of 1.00% if you redeem any of those shares within the first 24 months after buying them, unless they were purchased through a qualified retirement plan. The charge is assessed on an amount equal to the lesser of the then current market value or the original cost of the shares being redeemed. No sales charge is imposed on net asset value above the initial purchase.

Waivers of the sales charges are granted under certain conditions. Persons eligible to buy Class T shares at NAV may not impose a sales charge when they re-sell those shares.

Contingent Deferred Sales Charge

Your shares may be subject to a CDSC. Dividends and capital gains are not subject to the sales charge. There is no charge on any increase in the value of your shares. To ensure that you pay the lowest CDSC possible, the Fund will always use the shares with the lowest CDSC to fill your redemption requests. If your shares are worth less than when you bought them, the charge will be assessed on their current, lower value. In some cases, the sales charge may be waived.

Class A Sales Charge Reductions

You can lower the sales charge percentage in four ways:

 .  Substantial investments receive lower sales charge rates. Please see the SAI for details on these reductions.
 .  The "right of accumulation" allows you to include your existing Class A
   Shares (or Class T shares of IDEX Janus Growth) as part of your current investments for sales charge purposes.
 . A "letter of intent" allows you to count all Class A share investments in an IDEX fund over the next 13 months, as if you were making them all at once, to qualify for reduced sales charges.
 .  By investing as part of a qualified group.

                       Class A Share Quantity Discounts
 (all funds except IDEX Janus Flexible Income, IDEX Transamerica Conservative
                 High Yield Bond & IDEX Federated Tax Exempt)

                                          Sales Charge Sales Charge
                                            as % of      as % of
                                            Offering      Amount
             Amount of Purchase              Price       Invested
             ---------------------------- ------------ ------------
             Under $50,000                   5.50%        5.82%
             $50,000 to under $100,000       4.75%        4.99%
             $100,000 to under $250,000      3.50%        3.63%
             $250,000 to under $500,000      2.75%        2.83%
             $500,000 to under $1,000,000    2.00%        2.04%
             $1,000,000 and over             0.00%        0.00%




                       Class A Share Quantity Discounts
   (IDEX Janus Flexible Income, IDEX Transamerica Conservative High Yield Bond
                           & IDEX Federated Tax Exempt)

                                          Sales Charge Sales Charge
                                            as % of      as % of
                                            Offering      Amount
             Amount of Purchase              Price       Invested
             ---------------------------- ------------ ------------
             Under $50,000                   4.75%        4.99%
             $50,000 to under $100,000       4.00%        4.17%
             $100,000 to under $250,000      3.50%        3.63%
             $250,000 to under $500,000      2.25%        2.30%
             $500,000 to under $1,000,000    1.25%        1.27%
             $1,000,000 and over             0.00%        0.00%




                       Class T Share Quantity Discounts
                              (IDEX Janus Growth)

                                          Sales Charge Sales Charge
                                            as % of      as % of
                                            Offering      Amount
             Amount of Purchase              Price       Invested
             ---------------------------- ------------ ------------
             Under $10,000                   8.50%        9.29%
             $10,000 to under $25,000        7.75%        8.40%
             $25,000 to under $50,000        6.25%        6.67%
             $50,000 to under $75,000        5.75%        6.10%
             $75,000 to under $100,000       5.00%        5.26%
             $100,000 to under $250,000      4.25%        4.44%
             $250,000 to under $500,000      3.00%        3.09%
             $500,000 to under $1,000,000    1.25%        1.27%
             $1,000,000 and over             0.00%        0.00%


Waivers of Sales Charges



 Waiver of Class A and T Sales Charges

 Class A and Class T shares may be purchased without a sales charge by:

 . Current or former trustees, directors, officers, full-time employees or sales representatives of the Fund, IMI, ISI, any of the sub-advisers or any of their affiliates.
 . directors, officers, full-time employees and sales representatives of dealers having a sales agreement with ISI.
 . any trust, pension, profit-sharing or other benefit plan for any of the foregoing persons.
 . ''wrap" accounts for the benefit of clients of certain broker-dealers, financial institutions or financial planners, who have entered into arrangements with the Fund or ISI.

   Persons eligible to buy Class A and Class T shares at NAV may not impose a sales charge when they re-sell those shares.

-----------------------------------------

 Waiver of Class A, Class B, Class M, and Class T Redemption Charges

-----------------------------------------

   You will not be assessed a sales charge for shares if you sell in the following situations:

 . Following the death of the shareholder on redemptions from the deceased person's account only. If this deceased person's account is re-registered to another name, sales charges would continue to apply to this new account.
 . Following the total disability of the shareholder (as determined by the Social Security Administration - applies only to shares held at the time the disability is determined).
 . On redemptions made under the Fund's systematic withdrawal plan (may not exceed 12% of the account value on the day the systematic withdrawal plan was established). NOTE: The amount redeemed under this waiver does not need to be under a systematic withdrawal plan. If it is not under a systematic withdrawal plan, it is limited to one redemption per calendar year up to 12% of your account balance at the time of redemption.
 . If you redeem your shares and reinvest the proceeds in the same class of any fund within 90 days of redeeming, the sales charge on the first redemption is waived.

Performance Information

Performance

IDEX may include quotations of a fund's total return or yield in advertisements, sales literature or reports to shareholders or to prospective investors. Total return and yield quotations for a fund reflect only the performance of a hypothetical investment in the fund during the particular time period shown as calculated based on the historical performance of the fund during that period. Such quotations do not in any way indicate or project future performance.

Yield

Yield quotations for a fund refer to the income generated by a hypothetical investment in the fund over a specified thirty-day period expressed as a percentage rate of return for that period. The yield is calculated by dividing the net investment income per share for the period by the price per share on the last day of that period.

Total Return

Total return refers to the average annual percentage change in value of an investment in a fund held for a stated period of time as of a stated ending date. When a fund has been in operation for the stated period, the total return for such period will be provided if performance information is quoted. Total return quotations are expressed as average annual compound rates of return for each of the periods quoted. They also reflect the deduction of a proportionate share of a fund's investment advisory fees and direct fund expenses, and assume that all dividends and capital gains distributions during the period are reinvested in the fund when made.

Similar Sub-Adviser Performance

A fund may disclose to shareholders or to prospective investors the total returns of an existing SEC-registered fund that is managed by the fund's sub-adviser and that has investment objectives, policies, and strategies substantially similar to those of such fund (a ''Similar Sub-Adviser Fund"). A Similar Sub-Adviser Fund generally means there are no material differences in objective, policies or strategies.

Although the Similar Sub-Adviser Funds have substantially similar investment objectives, policies, and strategies as the designated fund you should not assume that the Similar Sub-Adviser Fund will have the same future performance as the funds whose total returns are shown. Each fund's future performance may be greater or lesser than the historical performance of the corresponding Similar Sub-Adviser Fund. Past performance is not indicative of future performance. There can be no assurance, and no representation is made, that the investment results of any fund will be comparable to any of the results of the Similar-Sub Adviser Funds or any other fund managed by IMI or any of the sub-advisers.

The table below sets forth certain funds of IDEX and, for each fund's respective Similar Sub-Adviser Fund, the Similar Sub-Adviser Fund's inception date, asset size, and the average total returns for one, five and ten year period (or life of the Similar Sub-Adviser Fund, if shorter) ending December 31, 2000. The information included in the table was provided by the respective sub-adviser listed therein.

The figures included show the actual investment performance of the Similar Sub-Adviser Fund. Those returns have been recalculated to show you a hypothetical return for the Similar Sub-Adviser Fund if the fund was subject to the IDEX expense structure for IDEX Class A shares. You should note that the performance of the Similar-Adviser Funds does not reflect the historical performance of any IDEX funds.

Performance Information



INFORMATION AS OF 12/31/01:



                                                                                                     Similar Fund:
                                                                                             ------------------------------
                                                                                                              Total Assets
                                                            Similar                             Inception     (approximate)
IDEX FUND                                                  Fund Name                           Date & Class    (12/31/01)
---------                                                  ---------                         ---------------- -------------
IDEX American Century Income &      American Century Income & Growth(1)(2)                   12/17/90
 Growth                                                                                      Investor Class

IDEX American Century International American Century International Growth(1)(2)              5/9/91
                                                                                             Investor Class
IDEX Gabelli Global Growth          Gabelli Global Growth Fund(1)(2)                         2/7/94
                                                                                             Class AAA

IDEX Goldman Sachs Growth           Goldman Sachs Capital Growth Fund(1)(4)                  4/20/90
                                                                                             Class A
IDEX Isabelle Small Cap Value       ICM/Isabelle Small Cap Value Fund(1)                     3/9/98
                                                                                             Investment Class

IDEX Janus Growth & Income          Janus Growth & Income(1)                                 5/15/91
IDEX Jennison Equity Opportunity    Jennison Equity Opportunity(1)                           11/7/96
                                                                                             Class A

IDEX Pilgrim Baxter Mid Cap Growth  PBHG Growth II Portfolio(1)(2)(8)                        4/30/97
IDEX Pilgrim Baxter Technology      PBHG Technology & Communications Fund(1)(2)(7)           9/29/95

IDEX Salomon All Cap                Salomon Capital Fund(1)(5)                               8/23/76
                                                                                             Class O
IDEX Transamerica Equity            Transamerica Premier Equity Fund(1)(2)                   10/2/95
                                                                                             Investor Class

IDEX Transamerica Small Company     Transamerica Premier Small Company Fund(1)(2)            6/30/97
                                                                                             Investor Class
IDEX T. Rowe Price Tax-Efficient    T. Rowe Price(1)(2)(3)                                   12/30/92

IDEX T. Rowe Price Small Cap        T. Rowe Price Diversified Small-Cap Growth Fund(1)(2)(3) 6/30/97
IDEX PIMCO Total Return

IDEX T. Rowe Price Health Sciences

-----------------
* The hypothetical returns are included to show you what your return would have been for the Similar Sub-Adviser Fund if the IDEX Class A fee structure with a 5.5% front-end sales load was applied to the Similar Sub-Adviser Fund. The IDEX hypothetical returns were calculated by taking the gross returns of the Similar Sub-Adviser Fund and deducting the fees and expenses of the IDEX Fund and the 5.5% front-end sales load. Actual and IDEX Hypothetical return figures include reinvestment of dividends and other earnings. Performance reflects fee waivers in effect. In their absence, performance would be reduced. Investment return and principal value will fluctuate so that an investor's share, when redeemed, may be worth more or less than their original cost.
(1)The IDEX Funds are separate and distinct from the Similar Sub-Adviser Fund. They will have different holdings and their performance will vary. The above performance for each Similar Sub-Adviser Fund is not the performance of the IDEX Fund and should neither be considered indicative of the future performance of the IDEX Fund nor a substitute for the performance of the IDEX Fund.
(2)The T. Rowe Price Tax-Efficient Fund, PBHG Growth II Portfolio, PBHG Technology & Communications Fund, T. Rowe Price Diversified Small-Cap Growth Fund, Transamerica Premier Equity Fund, Transamerica Premier Small Company Fund, Gabelli Global Growth Fund, American Century Income & Growth (Investor Class) and American Century International Growth (Investor Class) do not have sales loads.

INFORMATION AS OF 12/31/01:

                                                          10 Years
                                                             or
                                                       Since Inception
                1 Year               5 Year        (if less than 10 years)
         -------------------- -------------------- -----------------------
                    IDEX                 IDEX                    IDEX
         Actual Hypothetical* Actual Hypothetical* Actual    Hypothetical*
         ------ ------------- ------ ------------- ------    -------------








-----------------
(3)The Actual returns were calculated net of the fees and expenses for the T. Rowe Price Funds. The IDEX Hypothetical return figures were calculated by taking the gross return number, and then deducting IDEX net operating expenses of 1.55%. Actual and IDEX Hypothetical return figures include changes in principal value, reinvested dividends, and capital gain distributions. Investment return and principal value will vary, and shares may be worth more or less at redemption than at original purchase. The Actual and IDEX Hypothetical returns are annualized, and returns of the T. Rowe Price Diversified Small-Cap Growth Fund reflect past and present expense limitations, which increased the fund's total return.
(4)Total returns are for Class A shares of the Goldman Sachs Capital Growth Fund. The Fund also offers Class B and Class C shares with different sales loads. Calculating total returns with those sales loads may have resulted in lower total returns.
(5)Total returns are for Class O shares of Salomon Capital Fund which does not have a sales load. The fund also has classes A, B, Y and 2 shares which have different expenses. Calculating total returns with these classes would result in lower total fees.
(6)Total returns are for Class Y shares of the GE U.S. Equity and GE International Equity Funds which do not have a sales load. The funds also have Classes A, B & C, each of which have sales loads and fees that are different from Class Y shares. Calculating total return using those classes would result in lower total returns.
(7)Prior to November 2, 1999, the PBHG Technology & Communications Fund was diversified and did not concentrate its investments in one or more industries within the technology and communications sectors. Therefore, the Fund's performance prior to November 2, 1999 may not be indicative of how it will perform in the future.
(8)The PBHG Growth II Portfolio is a variable product investment portfolio.

Distribution Arrangements


[LOGO] Question Mark Logo    [LOGO] Dollar Sign Logo
             Underwriting
             Agreement

The Fund has an Underwriting Agreement with AFSG Securities Corporation (AFSG), located at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499. AFSG is an affiliate of the investment adviser. Under this agreement, AFSG underwrites and distributes all classes of fund shares and bears the expenses of offering these shares to the public. The funds pay AFSG fees for its services. Of the distribution and service fees it receives for Class A and B shares, AFSG reallows, or pays, to brokers or dealers who sold them, 0.25% of the average daily net assets of those shares. In the case of Class C or M shares, AFSG reallows its entire fee to those sellers.

[LOGO] Dollar Sign Logo
      Distribution Plans

The Fund has adopted a 12b-1 Plan for each class of shares in each fund in the series.

Distribution of Class A Shares. AFSG receives the sales fees or loads imposed on these shares (up to 5.50% of the offering price, which includes the sales load) and reallows a portion of those fees to the sellers of the shares. AFSG also receives fees under a Rule 12b-1 Plan of Distribution. Under its Plan for Class A shares, the funds may pay AFSG a distribution fee of up to 0.35% annually which includes a service fee of 0.25%. Fees are based on the average daily net assets of Class A shares. However, if the service fees rise, the distribution fee is lowered so that the total fees payable don't exceed 0.35% annually.

Distribution of Class B Shares. For these shares, the funds may pay AFSG an annual distribution fee of up to 1.00%, which includes an annual service fee of 0.25%.

Distribution of Class C Shares. For these shares, the funds may pay AFSG an annual distribution fee of up to 1.00%, which includes an annual service fee of 0.25%.

Distribution of Class M Shares. The fees paid to AFSG for these shares may go as high as the Class B and C shares fees, but the total annual fee may not exceed 0.90% of the average daily net assets of the funds.

Class T Shares (IDEX Janus Growth only). This class of shares does not have a 12b-1 Plan of Distribution, and is closed to new shareholders.

The effect of Rule 12b-1. Because the funds have 12b-1 Plans, even though Class B and C shares do not carry an up-front sales load, the higher distribution and service fees payable by those shares may, over time, be higher than the total fees paid by owners of Class A and M shares. For a complete description of the funds' 12b-1 Plans, see the SAI.

                  THIS PAGE HAS BEEN INTENTIONALLY LEFT BLANK

Financial Highlights

For a share of beneficial interest outstanding throughout each period:


The Financial Highlights table is intended to help you to understand each fund's performance for as long as it has been operating, or for five years, whichever is shorter. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the fund for the period shown, assuming reinvestment of all dividends and distributions. This information through October 31, 2001 has been derived from financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the 2001 Annual Report, which is available to you upon request.



[To Come]

                                 BOND RATINGS

                                  APPENDIX A

BRIEF EXPLANATION OF RATING CATEGORIES

                   Bond Rating   Explanation
                  -----------    -----------
                   AAA           Highest rating; extremely strong capacity to pay principal and interest.
Standard
&
Poor's
Corporation
                   AA            High quality; very strong capacity to pay principal and interest.
                   A             Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
                   BBB           Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.
                   BB,B, and     Predominantly speculative with respect to the issuer's capacity to meet
                   CC,CC,C       required interest and principal payments. BB - lowest degree of speculation;
                                 C - the highest degree of speculation. Quality and protective characteristics outweighed by large uncertainties or major risk exposure to adverse conditions.
                   D             In default.

Plus (+) or Minus (-) -- The ratings from "AA" to" BBB" may be modified by the addition of a plus or minus sign to show relativestanding within the major rating categories.

Unrated -- Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or thatS&P does not rate a particular type of obligation as a matter of policy.

                   Aaa           Highest quality, smallest degree of investment risk.
Moody's
Investors
Service,
Inc.
                   Aa            High quality; together with Aaa bonds, they compose the high-grade bond group.
                   A             Upper-medium grade obligations; many favorable investment attributes.
                   Baa           Medium-grade obligations; neither highly protected nor poorly secured.
                                 Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.
                   Ba            More uncertain, with speculative elements. Protection of interest and principal payments not well safeguarded during good and bad times.
                   B             Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
                   Caa           Poor standing, may be in default; elements of danger with respect to principal or interest payments.
                   Ca            Speculative in a high degree; could be in default or have other marked short-
                                 comings.
                   C             Lowest-rated; extremely poor prospects of ever attaining investment standing.

Unrated -- Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

   1. An application for rating was not received or accepted.

   2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

   3. There is a lack of essential data pertaining to the issue or issuer.

   4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

                               IDEX MUTUAL FUNDS
                             570 Carillon Parkway
                      St. Petersburg, Florida, 33716-1202

         INVESTMENT ADVISER:                    CUSTODIAN:
AEGON/Transamerica Fund Advisers, Inc. State Street Bank & Trust Co.
         570 Carillon Parkway
  St. Petersburg, Florida 33716-1202

                 DISTRIBUTOR:           INDEPENDENT CERTIFIED PUBLIC
          AFSG Securities Corporation           ACCOUNTANTS:
             4333 Edgewood Road NE       PricewaterhouseCoopers LLP
           Cedar Rapids, Iowa 52499   400 N. Ashley Street, Suite 2800
                                         Tampa, Florida 33602-4319

                                 SUB-ADVISERS:

Fred Alger Management, Inc.



address to come


American Century Investment Management, Inc.
American Century Tower
4500 Main Street
Kansas City, MO 64111

Federated Investment Management Company
Federated Investment Tower
Pittsburgh, Pennsylvania 15222-3779

Gabelli Asset Management Company
One Corporate Center
Rye, New York 10580-1434

Goldman Sachs Asset Management
32 Old Slip
New York, New York 10005-3500

Great Companies, L.L.C.
8550 Ulmerton Road
Largo, Florida 33771

Ironwood Capital Management LLC
21 Custom House Street
Boston, MA 02110

Pacific Investment Management Company
(Address To Come)

Janus Capital Corporation
100 Fillmore Street
Denver, Colorado 80206-4928

Jennison Associates, LLC
466 Lexington Avenue
New York, New York 10017

Luther King Capital Management
301 Commerce Street, Suite 1600
Fort Worth, Texas 76102-4190

Pilgrim Baxter & Associates, Ltd.
825 Duportail Road
Wayne, Pennsylvania 19087-5593

Salomon Brothers Asset Management Inc



address to come


Transamerica Investment Management, LLC
1150 South Olive Street Suite 2700
Los Angeles, California 90015

T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, Maryland 21202-1090

 SEND YOUR CORRESPONDENCE TO:             CUSTOMER SERVICE:
 Idex Investor Services, Inc.   (888) 233-IDEX (4339) toll free call
        P.O. Box 9015          Hours: 8 a.m. to 8 p.m. Monday - Friday
Clearwater, Florida 33758-9015

                        IDEX Website: www.idexfunds.com

                                      IDEX
                                  MUTUAL FUNDS

                     Visit our website at www.idexfunds.com

        IDEX Mutual Funds o P.O. Box 9015 o Clearwater, FL o 33758-9015

         Customer Service 1-888-233-4339 o Sales Support 1-800-851-7555

                    Distributor: AFSG Securities Corporation

                                 MUTUAL FUNDS:

                ARE NOT FDIC              May Lose Value
                INSURED                   Are Not Bank Guaranteed

                    BOTH THE PRINCIPAL VALUE AND RETURNS OF
                  INVESTMENTS WILL FLUCTUATE OVER TIME, SO AN
                 INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS
                     THAN THEIR ORIGINAL COST.

ADDITIONAL INFORMATION about these funds is contained in the Statement of Additional Information, dated March 1, 2002, and in the Funds's Annual and Semi-Annual reports to shareholders, which are incorporated by reference into this prospectus. Other information about these funds has been filed with and is available from the U.S. Securities and Exchange Commission. Information about the funds (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Copies of this information may be obtained, upon payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009. Reports and other information about the funds are also avilable on the Commission's Internet site at http://www.sec.gov. To obtain a copy of the Statement of Additional Information or the Annual and Semi-Annual reports, without charge, or to make other inquiries about these funds, call or write to IDEX Mutual Funds at the phone number or address at the top of this page. In the Fund's Annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

ID00020-3/02

                               IDEX MUTUAL FUNDS


                            THE IDEX FUNDS INCLUDE:



                          JENNISON EQUITY OPPORTUNITY
                         GREAT COMPANIES -- AMERICA/SM/
                             GOLDMAN SACHS GROWTH
                                 JANUS GROWTH
                            SALOMON INVESTORS VALUE
                                SALOMON ALL CAP
                              TRANSAMERICA EQUITY
                            ALGER AGGRESSIVE GROWTH
                        GREAT COMPANIES -- TECHNOLOGY/SM/
                           ISABELLE SMALL CAP VALUE
                          JANUS CAPITAL APPRECIATION
                     MUNDER NET50 (CLOSED TO NEW INVESTORS)
                         PILGRIM BAXTER MID CAP GROWTH
                            PILGRIM BAXTER TECHNOLOGY
                           TRANSAMERICA SMALL COMPANY
                            T. ROWE PRICE SMALL CAP
                        AMERICAN CENTURY INTERNATIONAL
                             GABELLI GLOBAL GROWTH
                          GREAT COMPANIES -- GLOBAL/2/
                    JANUS GLOBAL (closed to new investors)
                       AMERICAN CENTURY INCOME & GROWTH
                            JANUS GROWTH & INCOME
                         T. ROWE PRICE TAX-EFFICIENT
                                JANUS BALANCED
                          LKCM STRATEGIC TOTAL RETURN
                   TRANSAMERICA CONSERVATIVE HIGH YIELD BOND
                             FEDERATED TAX EXEMPT
                             JANUS FLEXIBLE INCOME
                         CONSERVATIVE ASSET ALLOCATION
                           MODERATE ASSET ALLOCATION
                     MODERATELY AGGRESSIVE ASSET ALLOCATION
                          AGGRESSIVE ASSET ALLOCATION
                         T. ROWE PRICE HEALTH SCIENCES
                      TRANSAMERICA CONVERTIBLE SECURITIES
                           TRANSAMERICA MONEY MARKET
                               PIMCO TOTAL RETURN
                          TRANSAMERICA VALUE BALANCED


                      STATEMENT OF ADDITIONAL INFORMATION


                                 March 1, 2002



                               IDEX MUTUAL FUNDS
                             570 Carillon Parkway
                         St. Petersburg, Florida 33716
                  Customer Service (888) 233-4339 (toll free)


The funds listed above are series of IDEX Mutual Funds (the "Fund"), an open-end management investment company that offers a selection of investment funds. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). All funds, other than the IDEX Janus Capital Appreciation, IDEX Pilgrim Baxter Technology, IDEX Salomon All Cap, IDEX Great Companies -- America/SM/ IDEX T. Rowe Price Health Sciences and IDEX Great Companies -- Technology/SM/, are diversified.


This Statement of Additional Information is not a prospectus, and should be read in conjunction with the Fund's prospectus dated March 1, 2001 which may be obtained free of charge by writing or calling the Fund at the above address or telephone number. This Statement of Additional Information ("SAI") contains additional and more detailed information about the Fund's operations and activities than that set forth in the prospectus. The Fund's annual report to shareholders is incorporated by reference into this SAI.

                               TABLE OF CONTENTS


                                                                                       Page
                                                                                      -----
INVESTMENT OBJECTIVES ............................................................     1
Investment Restrictions, Policies and Practices ..................................     1
 Investment Restrictions of IDEX Jennison Equity Opportunity .....................     1
 Investment Restrictions of IDEX Great Companies -- America/SM/ and IDEX Great
   Companies -- Technology/SM/ ...................................................     2
 Investment Restrictions of IDEX Goldman Sachs Growth ............................     3
 Investment Restrictions of IDEX Janus Growth and IDEX Janus Flexible Income .....     4
 Investment Restrictions of IDEX Salomon Investors Value .........................     5
 Investment Restrictions of IDEX Salomon All Cap .................................     6
 Investment Restrictions of IDEX Transamerica Small Company and IDEX
   Transamerica Equity ...........................................................     7
 Investment Restrictions of IDEX Alger Aggressive Growth .........................     9
 Investment Restrictions of IDEX Isabelle Small Cap Value ........................    10
 Investment Restrictions of IDEX Janus Capital Appreciation and IDEX
   Janus Balanced ................................................................    10
 Investment Restrictions of IDEX Munder Net50 ....................................
 Investment Restrictions of IDEX Pilgrim Baxter Mid Cap Growth ...................
 Investment Restrictions of IDEX Pilgrim Baxter Technology .......................
 Investment Restrictions of IDEX T. Rowe Price Small Cap IDEX T.Rowe Price
   Tax-Efficient .................................................................
 Investment Restrictions of IDEX American Century International ..................
 Investment Restrictions of IDEX Gabelli Global Growth ...........................
 Investment Restrictions of IDEX Great Companies -- Global/2/ ....................
 Investment Restrictions of IDEX Janus Global (Closed to new Investors) ..........
 Investment Restrictions of IDEX American Century Income & Growth ................
 Investment Restrictions of IDEX Janus Growth & Income ...........................
 Investment Restrictions of IDEX Transamerica Value Salaried .....................
 Investment Restrictions of IDEX LKCM Strategic Total Return .....................
 Investment Restrictions of IDEX Transamerica Conservation High Yield Bond .......
 Investment Restrictions of IDEX Federated Tax Exempt ............................
 Conservative Asset Allocation ...................................................
 Moderate Asset Allocation .......................................................
 Moderately Aggressive Asset Allocation ..........................................
 Aggressive Asset Allocation .....................................................
 IDEX T. Rowe Price Health Sciences ..............................................
 IDEX Transamerica Convertible Securities ........................................
 IDEX Money Market ...............................................................
 IDEX PIMCO Total Return .........................................................
OTHER POLICIES AND PRACTICES OF THE FUNDS ........................................
 Futures, Options and Other Derivative Instruments ...............................
  Futures Contracts ..............................................................
  Options on Futures Contracts ...................................................
  Options on Securities ..........................................................
  Options on Foreign Currencies ..................................................
  Forward Contracts ..............................................................
  Swaps and Swap-Related Products ................................................
  Index Options ..................................................................
  WEBS and Other Index-Related Securities ........................................
  Euro Instruments ...............................................................
  Special Investment Considerations and Risks ....................................
  Additional Risks of Options on Foreign Currencies,
    Forward Contracts and Foreign Instruments ....................................

                                                                                         Page
                                                                                  ------------------
Sovereign Debt Securities (IDEX Gabelli Global Growth) ........................
Other Investment Companies ....................................................
When-Issued, Delayed Settlement and Forward Delivery Securities ...............
 Zero Coupon, Pay-In-Kind and Step Coupon Securities ..........................
 Income Producing Securities ..................................................
 Lending of Fund Securities ...................................................
 Joint Trading Accounts .......................................................
 Illiquid Securities ..........................................................
 Securities Subject to Reorganization (IDEX Gabelli Global Growth) ............
 Equity Equivalents ...........................................................
 Repurchase and Reverse Repurchase Agreements .................................
 Pass-Through Securities ......................................................
 High-Yield/High-Risk Bonds ...................................................
 Warrants and Rights ..........................................................
 U.S. Government Securities ...................................................
 Temporary Defensive Position .................................................
 Money Market Reserves (IDEX T. Rowe Price Small Cap and IDEX T. Rowe Price
   Tax-Efficient) ...........................................................
 Turnover Rate ................................................................
INVESTMENT ADVISORY AND OTHER SERVICES ........................................
DISTRIBUTOR ...................................................................
ADMINISTRATIVE SERVICES .......................................................
CUSTODIAN, TRANSFER AGENT AND OTHER AFFILIATES ................................
FUND TRANSACTIONS AND BROKERAGE ...............................................
TRUSTEES AND OFFICERS .........................................................
PURCHASE OF SHARES ............................................................
DEALER REALLOWANCES ...........................................................
DISTRIBUTION PLANS ............................................................
DISTRIBUTION FEES .............................................................
NET ASSET VALUE DETERMINATION .................................................
DIVIDENDS AND OTHER DISTRIBUTIONS .............................................
SHAREHOLDER ACCOUNTS ..........................................................
RETIREMENT PLANS ..............................................................
REDEMPTION OF SHARES ..........................................................
TAXES .........................................................................
PRINCIPAL SHAREHOLDERS ........................................................
MISCELLANEOUS .................................................................
 Organization .................................................................
 Shares of Beneficial Interest ................................................
 Legal Counsel and Independent Certified Public Accountants ...................
 Registration Statement .......................................................
PERFORMANCE INFORMATION .......................................................
FINANCIAL STATEMENTS ..........................................................
APPENDIX A-CERTAIN SECURITIES IN WHICH THE FUNDS MAY INVEST ...................           A-1

                             INVESTMENT OBJECTIVES

The prospectus discusses the investment objective of each fund of the IDEX Mutual Funds, the principal types of securities in which each fund will invest, and the policies and practices of each fund. The following discussion of Investment Restrictions, Policies and Practices supplements that set forth in the prospectus.

There can be no assurance that a fund will, in fact, achieve its objective. A fund's investment objective may be changed by the Board of Trustees without shareholder approval. A change in the investment objective of a fund may result in the fund having an investment objective different from that which the shareholder deemed appropriate at the time of investment.

INVESTMENT RESTRICTIONS, POLICIES AND PRACTICES

As indicated in the prospectus, each fund is subject to certain fundamental policies and restrictions which as such may not be changed without shareholder approval. Shareholder approval would be the approval by the lesser of (i) more than 50% of the outstanding voting securities of a fund, or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of a fund are present or represented by proxy.


INVESTMENT RESTRICTIONS OF IDEX CONSERVATIVE ASSET ALLOCATION

IDEX Conservative Asset Allocation may not, as a matter of fundamental policy:

     1. Invest 25% or more of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

     2. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

     3. Purchase or sell real estate (but this shall not prevent the fund from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

     4. Lend any security or make any other loan if, as a result, more than 25% of the fund's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities, or to repurchase agreements).

     5. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

     6. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 25% of the value of the fund's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin account to guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

     7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."

Furthermore, the fund has adopted the following non-fundamental restrictions that may be changed by the Board of Trustees of the fund without shareholder approval:

         (A) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Trustees as permitted under the 1940 Act.

         (B) The fund may not sell securities short, except short sales "against the box."

         (C) The fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

         (D) The fund may not mortgage or pledge any securities owned or held by the fund in amounts that exceed, in the aggregate, 15% of the fund's net assets, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to provide margin or guarantee positions in options, futures contracts, swaps, forward contracts or other derivative instruments or the segregation of assets in connection with such transactions.

         (E) The fund may not invest for purposes of exercising control or management.

         (F) The fund may not invest in interests in oil, gas or other mineral development or exploration programs although it may invest in the marketable securities of companies that invest in or sponsor such programs.

         (G) The fund may not purchase securities in other investment companies, except as it may be acquired as part of a merger, consolidation, reorganization, acquisition of assets or offer of exchange.

INVESTMENT RESTRICTIONS OF IDEX MODERATE ASSET ALLOCATION

IDEX Moderate Asset Allocation may not, as a matter of fundamental policy:

     1. Invest 25% or more of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

     2. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

     3. Purchase or sell real estate (but this shall not prevent the fund from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

     4. Lend any security or make any other loan if, as a result, more than 25% of the fund's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities, or to repurchase agreements).

     5. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

     6. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 25% of the value of the fund's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin account to guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

     7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."

Furthermore, the fund has adopted the following non-fundamental restrictions that may be changed by the Board of Trustees of the fund without shareholder approval:

         (A) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Trustees as permitted under the 1940 Act.

         (B) The fund may not sell securities short, except short sales "against the box."

         (C) The fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

         (D) The fund may not mortgage or pledge any securities owned or held by the fund in amounts that exceed, in the aggregate, 15% of the fund's net assets, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to provide margin or guarantee positions in options, futures contracts, swaps, forward contracts or other derivative instruments or the segregation of assets in connection with such transactions.

         (E) The fund may not invest for purposes of exercising control or management.

         (F) The fund may not invest in interests in oil, gas or other mineral development or exploration programs although it may invest in the marketable securities of companies that invest in or sponsor such programs.

         (G) The fund may not purchase securities in other investment companies, except as it may be acquired as part of a merger, consolidation, reorganization, acquisition of assets or offer of exchange.

INVESTMENT RESTRICTIONS OF IDEX MODERATELY AGGRESSIVE ASSET ALLOCATION

IDEX Moderately Aggressive Asset Allocation may not, as a matter of fundamental policy:

     1. Invest 25% or more of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

     2. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

     3. Purchase or sell real estate (but this shall not prevent the fund from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

     4. Lend any security or make any other loan if, as a result, more than 25% of the fund's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities, or to repurchase agreements).

     5. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

     6. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 25% of the value of the fund's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin account to guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

     7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."

Furthermore, the fund has adopted the following non-fundamental restrictions that may be changed by the Board of Trustees of the fund without shareholder approval:

         (A) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Trustees as permitted under the 1940 Act.

         (B) The fund may not sell securities short, except short sales "against the box."

         (C) The fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

         (D) The fund may not mortgage or pledge any securities owned or held by the fund in amounts that exceed, in the aggregate, 15% of the fund's net assets, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to provide margin or guarantee positions in options, futures contracts, swaps, forward contracts or other derivative instruments or the segregation of assets in connection with such transactions.

         (E) The fund may not invest for purposes of exercising control or management.

         (F) The fund may not invest in interests in oil, gas or other mineral development or exploration programs although it may invest in the marketable securities of companies that invest in or sponsor such programs.

         (G) The fund may not purchase securities in other investment companies, except as it may be acquired as part of a merger, consolidation, reorganization, acquisition of assets or offer of exchange.

INVESTMENT RESTRICTIONS OF IDEX AGGRESSIVE ASSET ALLOCATION

IDEX Aggressive Asset Allocation may not, as a matter of fundamental policy:

     1. Invest 25% or more of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

     2. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

     3. Purchase or sell real estate (but this shall not prevent the fund from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

     4. Lend any security or make any other loan if, as a result, more than 25% of the fund's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities, or to repurchase agreements).

     5. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

     6. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 25% of the value of the fund's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin account to guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

     7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."

Furthermore, the fund has adopted the following non-fundamental restrictions that may be changed by the Board of Trustees of the fund without shareholder approval:

         (A) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Trustees as permitted under the 1940 Act.

         (B) The fund may not sell securities short, except short sales "against the box."

         (C) The fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

         (D) The fund may not mortgage or pledge any securities owned or held by the fund in amounts that exceed, in the aggregate, 15% of the fund's net assets, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to provide margin or guarantee positions in options, futures contracts, swaps, forward contracts or other derivative instruments or the segregation of assets in connection with such transactions.

         (E) The fund may not invest for purposes of exercising control or management.

         (F) The fund may not invest in interests in oil, gas or other mineral development or exploration programs although it may invest in the marketable securities of companies that invest in or sponsor such programs.

         (G) The fund may not purchase securities in other investment companies, except as it may be acquired as part of a merger, consolidation, reorganization, acquisition of assets or offer of exchange.

INVESTMENT RESTRICTIONS OF IDEX T. ROWE PRICE HEALTH SCIENCES

IDEX T. Rowe Price Health Sciences may not, as a matter of fundamental policy:

     1. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

     2. Purchase or sell real estate (but this shall not prevent the fund from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

     3. Lend any security or make any other loan if, as a result, more than 25% of the fund's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities, or to repurchase agreements).

     4. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

     5. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 25% of the value of the fund's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin account to guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

     6. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."

Furthermore, the fund has adopted the following non-fundamental restrictions that may be changed by the Board of Trustees of the fund without shareholder approval:

         (A) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Trustees as permitted under the 1940 Act.

         (B) The fund may not sell securities short, except short sales "against the box."

         (C) The fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

         (D) The fund may not purchase a futures contract or an option thereon, if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the fund's net asset value.

         (E) The fund may not invest in interests in oil, gas or other mineral development or exploration programs if, as a result thereof, more than 5% of the value of the total assets of the fund would be invested in such programs.

         (F) The fund may not invest in other investment companies except as permitted under the 1940 Act.

         (G) The fund may not invest for purposes of exercising control or management.

         (H) The fund may not mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the fund as security for indebtedness except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging, or hypothecating may not exceed 33 1/3% of the fund's total assets at the time of borrowing or investment.

         (I) The fund may not purchase additional securities when money borrowed exceeds 5% of its total assets.

         (J) The fund may not invest in warrants if, as a result thereof, more than 10% of the value of the net assets of the fund would be invested in warrants.

INVESTMENT RESTRICTIONS OF IDEX TRANSAMERICA CONVERTIBLE SECURITIES

IDEX Transamerica Convertible Securities may not, as a matter of fundamental policy:

     1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets, or (b), the fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

     2. Invest 25% or more of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

     3. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

     4. Purchase or sell real estate (but this shall not prevent the fund from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

     5. Lend any security or make any other loan if, as a result, more than 25% of the fund's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities, or to repurchase agreements).

     6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

     7. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 25% of the value of the fund's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin account to guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

     8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."

Furthermore, the fund has adopted the following non-fundamental restrictions that may be changed by the Board of Trustees of the fund without shareholder approval:

         (A) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Trustees as permitted under the 1940 Act.

         (B) The fund may not sell securities short, except short sales "against the box."

         (C) The fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

         (D) The fund may not invest in interests in oil, gas or other mineral development or exploration programs although it may invest in the marketable securities of companies that invest in or sponsor such programs.

         (E) The fund may not invest for purposes of exercising control or management.

         (F) The fund may not mortgage or pledge any securities owned or held by the fund in amounts that exceed, in the aggregate, 15% of the fund's net assets, provided that this limitation does not apply to reverse repurchase agreements or the segregation of assets in connection with such transactions.

         (G) The fund may not purchase securities in other investment companies, except as it may be acquired as part of a merger, consolidation, reorganization, acquisition of assets or offer of exchange.

INVESTMENT RESTRICTIONS OF IDEX TRANSAMERICA MONEY MARKET

IDEX Transamerica Money Market may not, as a matter of fundamental policy:

     1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets, or (b), the fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

     2. Invest 25% or more of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

     3. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

     4. Purchase or sell real estate (but this shall not prevent the fund from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

     5. Lend any security or make any other loan if, as a result, more than 25% of the fund's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities, or to repurchase agreements).

     6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

     7. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 25% of the value of the fund's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin account to guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

     8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."

Furthermore, the fund has adopted the following non-fundamental restrictions that may be changed by the Board of Trustees of the fund without shareholder approval:

         (A) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Trustees as permitted under the 1940 Act.

         (B) The fund may not sell securities short, except short sales "against the box."

         (C) The fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

         (D) The fund may not invest in interests in oil, gas or other mineral development or exploration programs although it may invest in the marketable securities of companies that invest in or sponsor such programs.

         (E) The fund may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of consolidation, merger or other reorganization.

         (F) The fund may not invest for purposes of exercising control or management.

         (G) The fund may not mortgage or pledge any securities owned or held by the fund in amounts that exceed, in the aggregate, 15% of the fund's net assets, provided that this limitation does not apply to reverse repurchase agreements or the segregation of assets in connection with such transactions.

         (H) The fund may not purchase securities in other investment companies, except as it may be acquired as part of a merger, consolidation, reorganization, acquisition of assets or offer of exchange.

INVESTMENT RESTRICTIONS OF PIMCO TOTAL RETURN

IDEX PIMCO Total Return may not, as a matter of fundamental policy:

     1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets, or (b), the fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

     2. Invest 25% or more of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

     3. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

     4. Purchase or sell real estate (but this shall not prevent the fund from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

     5. Lend any security or make any other loan if, as a result, more than 25% of the fund's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities, or to repurchase agreements).

     6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

     7. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 25% of the value of the fund's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin account to guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

     8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."

Furthermore, the fund has adopted the following non-fundamental restrictions that may be changed by the Board of Trustees of the fund without shareholder approval:

         (A) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Trustees as permitted under the 1940 Act.

         (B) The fund may not sell securities short, except short sales "against the box."

         (C) The fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

         (D) The fund may enter into futures contracts and write and buy put and call options relating to futures contracts. The fund may not, however, enter into leveraged futures transactions if it would be possible for the fund to lose more money than it invested.

         (E) The fund may not invest in interests in oil, gas or other mineral development or exploration programs although it may invest in the marketable securities of companies that invest in or sponsor such programs.

         (F) The fund may not invest for purposes of exercising control or management.


INVESTMENT RESTRICTIONS OF
IDEX JENNISON EQUITY OPPORTUNITY
(formerly IDEX C.A.S.E. Growth)

IDEX Jennison Equity Opportunity may not, as a matter of fundamental policy:

      1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than cash items and "government securities" as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets, or (b) the fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issue for purposes of this restriction;

      2. Invest 25% or more of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their service; for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purpose of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and banker's acceptances.

      3. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this restriction shall not prevent the fund from purchasing or selling options, futures contracts, caps, floors and other derivative instruments, engaging in swap transactions or investing in securities or other instruments backed by physical commodities);

      4. Invest directly in real estate or interests in real estate, including limited partnership interests; however, the fund may own debt or equity securities issued by companies engaged in those businesses;

      5. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the fund;

      6. Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or to repurchase agreements);

      7. The fund may borrow money only for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to provide margin or guarantee positions in connection with transactions in options, futures contracts, swaps, forward contracts, or other derivative instruments or the segregation of assets in connection with such transactions; and

      8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund form (i) making and collateralizing any permitted borrowings and for purchases of government securities on a "when-issued" or "delayed-delivery" versus, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."

Furthermore, the fund has adopted the following non-fundamental investment restrictions, which may be changed by the Board of Trustees without shareholder approval:

      (A) The fund may not, as a matter of non-fundamental policy (i) enter into any futures contracts or options on futures contracts for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission regulations if the aggregate initial margin deposits and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions would exceed 5% of the fair market value of the fund's net assets, after taking into account unrealized profits and losses on such contracts it has entered into and (ii) enter into any futures contracts or options on futures contracts if the aggregate amount of the fund's commitments under outstanding futures contracts positions and options on futures contracts would exceed the market value of its total assets;

      (B) The fund may not mortgage or pledge any securities owned or held by the fund in amounts that exceed, in the aggregate, 15% of the fund's net assets, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to provide margin or guarantee positions in options, futures contracts, swaps, forward contracts or other derivative instruments or the segregation of assets in connection with such transactions;

      (C) The fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options, futures contracts, swaps, forward contracts and other derivative instruments are not deemed to constitute selling securities short;

      (D) The fund may not purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits made in connection with transactions in options, futures contracts, swaps, forward contracts, and other derivative instruments shall not be deemed to constitute purchasing securities on margin;

      (E) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any successor to such Rule, Section 4(2) commercial paper or other securities for which the Board of Trustees has made a determination of liquidity, as permitted under the 1940 Act;

      (F) The fund may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of consolidation, merger or other reorganization;

      (G) The fund may not invest directly in oil, gas or other mineral development or exploration programs or leases; however, the fund may own debt or equity securities of companies engaged in those businesses;

      (H) The fund may not invest more than 25% of its net assets at the time of purchase in the securities of foreign issuers and obligors; and

      (I) The fund may not invest in companies for the purpose of exercising control or management.

In addition to the above, as a fundamental policy, the fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as such fund (which might result in duplication of certain fees and expenses).

INVESTMENT RESTRICTIONS OF
IDEX GREAT COMPANIES -- AMERICA/SM/ AND
IDEX GREAT COMPANIES -- TECHNOLOGY/SM/

Each fund may not, as a matter of fundamental policy:

      1. Act as underwriter of securities issued by other persons, except to the extent that, in connection with the disposition of fund securities, it may technically be deemed to be an underwriter under certain securities laws;

      2. Invest 25% or more of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction. In addition, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances;

      3. Buy or sell physical commodities (but this shall not prevent the fund from entering into futures contracts and options thereon);

      4. Invest directly in real estate or interests in real estate, including limited partnership interests; however, the fund may own debt or equity securities issued by companies engaged in those businesses;

      5. Borrow money or pledge, mortgage or hypothecate any of its assets except that the fund may borrow on a secured or unsecured basis as a temporary measure for extraordinary or emergency purposes. Such temporary borrowing may not exceed 5% of the value of the fund's total assets when the borrowing is made;

     6. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed-delivery" basis, (ii) making any permitted loans of its portfolio secuirties, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."

      7. Lend any security or make any other loan if, as a result, more than 331/3% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or to repurchase agreements);

Furthermore, each fund has adopted the following non-fundamental investment restrictions which may be changed by the Board of Trustees of the Fund without shareholder or policyowner approval:

      (A) Each fund may not make short sales of securities or maintain a short position. This restriction shall not apply to transactions involving selling securities "short against the box";

      (B) Each fund may not participate on a "joint" or "joint and several" basis in any trading account in securities; and

      (C) Each fund may not invest in securities of other investment companies, except as it may be acquired as part of a merger, consolidation, reorganization, acquisition of assets, or offer of exchange.

In addition to the above, as a fundamental policy, a fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as such fund (which might result in duplication of certain fees and expenses).

IDEX RESTRICTIONS OF
IDEX GOLDMAN SACHS GROWTH

IDEX Goldman Sachs Growth may not, as a matter of fundamental policy:

     1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets, or (b) the fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction;

      2. Borrow money except (a) the fund may borrow from banks (as defined in the 1940 Act) or through reverse repurchase agreements in amounts up to 331/3 of its total assets (including the amount borrowed), (b) the fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of fund securities,
(d) the fund may purchase securities on margin to the extent permitted by applicable law and (e) the fund may engage in mortgage dollar rolls which are accounted for as financings;

      3. Purchase or sell physical commodities (but this shall not prevent the fund from investing in currency and financial instruments and contracts that are commodities or commodity contracts);

      4. Invest more than 25% of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances;

      5. Make loans, except through (a) the purchase of debt obligations in accordance with the fund's investment objective and policies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, and
(c) loans of securities as permitted by applicable law;

      6. Purchase or sell real estate (but this shall not prevent the fund from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business);

     7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed-delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."

      8. Underwrite securities issued by other persons, except to the extent that the fund may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of its fund securities in the ordinary course of pursuing its investment objective.

Furthermore, the fund has adopted the following non-fundamental restrictions which may be changed by the Board of Trustees without shareholder approval:

      (A) The fund may not invest in companies for the purpose of exercising control or management;

      (B) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Trustees, as permitted under the 1940 Act;

      (C) The fund may not purchase additional securities when money borrowed exceeds 5% of its total assets. This restriction shall not apply to temporary borrowings until the fund's assets exceed $40,000,000; and

      (D) The fund may not make short sales of securities, except short sales "against the box."

In addition to the above, as a fundamental policy, the fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as such fund (which might result in duplication of certain fees and expenses).

INVESTMENT RESTRICTIONS OF
IDEX JANUS GROWTH AND
IDEX JANUS FLEXIBLE INCOME

IDEX Janus Growth and IDEX Janus Flexible Income each may not, as a matter of fundamental policy:

     1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than cash items and "government securities" as defined under the 1940 Act), if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets, or (b) the fund owns more than 10% of the outstanding voting securities of such issuer; All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

     2. Invest 25% or more of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their service: for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

      3. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this restriction shall not prevent the fund from purchasing or selling options, futures contracts, caps, floors and other derivative instruments, engaging in swap transactions or investing in securities or other instruments backed by physical commodities);

      4. Invest directly in real estate or interests in real estate, including limited partnership interests; however, the fund may own debt or equity securities issued by companies engaged in those businesses;

      5. Act as underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the fund;

      6. Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or to repurchase agreements);

      7. The fund may borrow money only for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to provide margin or guarantee positions in connection with transactions in options, futures contracts, swaps, forward contracts, and other derivative instruments or the segregation of assets in connection with such transactions; and

     8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis; (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."

As a fundamental policy governing concentration, the fund will not invest 25% or more of its total assets in any one particular industry, other than U.S. government securities.

Furthermore, each fund has adopted the following non-fundamental investment restrictions which may be changed by the Board of Trustees without shareholder approval:

      (A) A fund may not: (i) enter into any futures contracts or options on futures contracts for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission regulations if the aggregate initial margin deposits and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions would exceed 5% of the fair market value of the fund's net assets, after taking into account unrealized profits and losses on such contracts it has entered into; and (ii) enter into any futures contracts or options on futures contracts if the aggregate amount of the fund's commitments under outstanding futures contracts positions and options on futures contracts would exceed the market value of its total assets;

      (B) A fund may not mortgage or pledge any securities owned or held by the fund in amounts that exceed, in the aggregate, 15% of the fund's net assets, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to provide margin or guarantee positions in options, futures contracts, swaps, forward contracts or other derivative instruments or the segregation of assets in connection with such transactions;


      (C) A fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options, futures contracts, swaps, forward contracts, and other derivative instruments are not deemed to constitute selling securities short;


      (D) A fund may not purchase securities on margin, except that each fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits made in connection with transactions in options, futures contracts, swaps, forward contracts, and other derivative instruments shall not be deemed to constitute purchasing securities on margin;


      (E) A fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"), or any successor to such Rule, Section 4(2) commercial paper or any securities which the Board of Trustees or the investment sub-adviser, as appropriate, has made a determination of liquidity, as permitted under the 1940 Act;


      (F) A fund may not invest in companies for the purpose of exercising control or management;


      (G) A fund may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of consolidation, merger or other reorganization; and


      (H) A fund may not invest directly in oil, gas or other mineral development or exploration programs or leases; however, the funds may own debt or equity securities of companies engaged in those businesses. In making all investments for IDEX Janus Flexible Income, the sub-adviser will emphasize economic or financial factors or circumstances of the issuer, rather than opportunities for short-term arbitrage.


In addition to the above, as a fundamental policy, a fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as such fund (which might result in duplication of certain fees and expenses).



INVESTMENT RESTRICTIONS OF
IDEX Salomon Investors Value (formerly IDEX Value Equity)


IDEX Salomon Investors Value (formerly IDEX Value Equity) may not, as a matter of fundamental policy:



      1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets, or (b) the fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction;


      2. Invest 25% or more of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their service: for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.


      3. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this restriction shall not prevent the fund from purchasing or selling options, futures contracts, caps, floors and other derivative instruments, engaging in swap transactions or investing in securities or other instruments backed by physical commodities);


      4. Invest directly in real estate or interests in real estate, including limited partnership interests; however, the fund may own debt or equity securities issued by companies engaged in those businesses;


      5. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the fund;


      6. Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or to repurchase agreements);


7. The fund may borrow money only for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 10% of the value of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 10% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 10% limitation. The fund may not purchase additional securities when borrowings exceed 5% of total assets. This policy shall not prohibit reverse repurchase agreements or deposits of assets to provide margin or guarantee positions in connection with transactions in options, futures contracts, swaps, forward contracts, or other derivative instruments or the segregation of assets in connection with such transactions; and


      8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis; (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."


Furthermore, the fund has adopted the following non-fundamental investment restrictions which may be changed by the Board of Trustees without shareholder approval:


      (A) The fund may not, as a matter of non-fundamental policy (i) enter into any futures contracts or options on futures contracts for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission regulations if the aggregate initial margin deposits and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions would exceed 5% of the fair market value of the fund's net assets, after taking into account unrealized profits and losses on such contracts it has entered into and (ii) enter into any futures contracts or options on futures contracts if the aggregate amount of the fund's commitments under outstanding futures contracts positions and options on futures contracts would exceed the market value of its total assets;


      (B) The fund may not mortgage or pledge any securities owned or held by the fund in amounts that exceed, in the aggregate, 15% of the fund's net assets, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to provide margin or guarantee positions in options, futures contracts, swaps, forward contracts or other derivative instruments or the segregation of assets in connection with such transactions;


      (C) The fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options, futures contracts, swaps, forward contracts and other derivative instruments are not deemed to constitute selling securities short;


      (D) The fund may not purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits made in connection with transactions in options, futures contracts, swaps, forward contracts, and other derivative instruments shall not be deemed to constitute purchasing securities on margin;


      (E) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any successor to such Rule, Section 4(2) commercial paper or other securities for which the Board of Trustees has made a determination of liquidity, as permitted under the 1940 Act;


      (F) The fund may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of consolidation, merger or other reorganization;


      (G) The fund may not invest directly in oil, gas or other mineral development or exploration programs or leases; however, the fund may own debt or equity securities of companies engaged in those businesses;


      (H) The fund may not invest more than 25% of its net assets at the time of purchase in the securities of foreign issuers and obligors; and


      (I) The fund may not invest in companies for the purpose of exercising control or management.


In addition to the above, as a fundamental policy, the fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as such fund (which might result in duplication of certain fees and expenses).


INVESTMENT RESTRICTIONS OF
IDEX SALOMON ALL CAP


IDEX Salomon All Cap may not, as a matter of fundamental policy:


      1. Purchase or sell real estate, real estate mortgages, commodities or commodity contracts; however, the fund may: (a) purchase interests in real estate investment trusts or companies which invest in or own real estate if the securities of such trusts or companies are registered under the 1933 Act and are readily marketable or holding or selling real estate received in connection with securities it holds; and (b) may enter into futures contracts, including futures contracts on interest rates, stock indices and currencies, and options thereon, and may engage in forward currency contracts and buy, sell and write options on currencies. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts;


      2. Invest more than 25% of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction. In addition, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances;


      3. Borrow money, except that the fund may borrow from banks for investment purposes up to an aggregate of 15% of the value of its total assets taken at the time of borrowing. The fund may borrow for temporary or emergency purposes an aggregate amount not to exceed 5% of the value of its total assets at the time of borrowing;


      4. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis; (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."


      5. Underwrite securities issued by other persons, except to the extent that the fund may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of its fund securities in the ordinary course of pursuing its investment objective; and


      6. Make loans, except that the fund may purchase debt obligations in which the fund may invest consistent with its investment objectives and policies or enter into, and make loans of, its portfolio securities, as permitted under the 1940 Act.


Furthermore, the fund has adopted the following non-fundamental restrictions that may be changed by the Board of Trustees without shareholder approval:


      (A) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Trustees, as permitted under the 1940 Act;


      (B) The fund may not invest in companies for the purpose of exercising control or management; and


      (C) The fund may not sell securities short except short sales "against the box."


In addition to the above, as a fundamental policy, the fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as such fund (which might result in duplication of certain fees and expenses).


INVESTMENT RESTRICTIONS OF
IDEX TRANSAMERICA SMALL COMPANY
AND IDEX TRANSAMERICA EQUITY


Each fund may not, as a matter of fundamental policy:


      1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than Government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of such issuer exceed 5% of the fund's total assets, or (b) the fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction;


      2. Borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests and cash payments of dividends and distributions that might otherwise require the untimely disposition of securities, in an amount not to exceed 33.33% of the value of the fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever outstanding borrowings, not including reverse repurchase agreements, represent 5% or more of the fund's total assets, the fund will not make any additional investments;


      3. Lend its assets or money to other persons, except through (a) purchasing debt obligations, (b) lending securities in an amount not to exceed 33.33% of the fund's assets taken at market value, (c) entering into repurchase agreements (d) trading in financial futures contracts, index futures contracts, securities indexes and options on financial futures contracts, options on index futures contracts, options on securities and options on securities indexes and
(e) entering into variable rate demand notes;


      4. Purchase securities (other than U.S. government securities) of any issuer if, as a result of the purchase, more than 5% of the fund's total assets would be invested in the securities of the issuer, except that up to 25% of the value of the total assets of the fund may be invested without regard to this limitation. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction;


      5. Purchase more than 10% of the voting securities of any one issuer, or more than 10% of the outstanding securities of any class of issuer, except that
(a) this limitation is not applicable to the fund's investments in government securities and (b) up to 25% of the value of the assets of the fund may be invested without regard to these 10% limitations. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction. These limitations are subject to any further limitations under the 1940 Act;


      6. Invest 25% or more of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their service: for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.


      7. Underwrite any issue of securities, except to the extent that the sale of securities in accordance with the fund's investment objective, policies and limitations may be deemed to be an underwriting, and except that the fund may acquire securities under circumstances in which, if the securities were sold, the fund might be deemed to be an underwriter for purposes of the 1933 Act;


      8. Purchase or sell real estate or real estate limited partnership interests, or invest in oil, gas or mineral leases, or mineral exploration or development programs, except that the fund may (a) invest in securities secured by real estate, mortgages or interests in real estate or mortgages, (b) purchase securities issued by companies that invest or deal in real estate, mortgages or interests in real estate or mortgages, (c) engage in the purchase and sale of real estate as necessary to provide it with an office for the transaction of business or (d) acquire real estate or interests in real estate securing an issuer's obligations, in the event of a default by that issuer;


      9. Make short sales of securities or maintain a short position unless, at all times when a short position is open, the fund owns an equal amount of the securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short;

      10. Purchase securities on margin, except that the fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts, financial futures contracts or related options, and options on securities, and options on securities indexes will not be deemed to be a purchase of securities on margin by the fund;

      11. Invest in commodities, except that the fund may invest in futures contracts (including financial futures contracts or securities index futures contracts) and related options and other similar contracts as described in this Statement of Additional Information and in the prospectus;

      12. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover".


Furthermore, the funds have adopted the following non-fundamental investment restrictions which may be changed by the Board of Trustees without shareholder approval:

      (A) A fund may not purchase securities of other investment companies, other than a security acquired in connection with a merger, consolidation, acquisition, reorganization or offer of exchange and except as permitted under the 1940 Act, if as a result of the purchase: (a) more than 10% of the value of the fund's total assets would be invested in the securities of investment companies; (b) more than 5% of the value of the fund's total assets would be invested in the securities of any one investment company; or (c) the fund would own more than 3% of the total outstanding voting securities of any investment company; and

      (B) A fund may not invest in companies for the purposes of exercising control or management.



In addition to the above, as a fundamental policy, the fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as such fund (which might result in duplication of certain fees and expenses).

INVESTMENT RESTRICTIONS OF
IDEX ALGER AGGRESSIVE GROWTH


IDEX Alger Aggressive Growth may not, as a matter of fundamental policy:


      1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act), if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets, or (b) the fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction;


      2. Purchase any securities that would cause more than 25% of the value of the fund's total assets to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. government securities;


      3. Purchase or sell real estate or real estate limited partnerships, except that the fund may purchase and sell securities secured by real estate, mortgages or interests therein and securities that are issued by companies that invest or deal in real estate;


      4. Invest in commodities, except that the fund may purchase or sell stock index futures contracts and related options thereon if thereafter no more than 5% of its total assets are invested in aggregate initial margin and premiums;


      5. Make loans to others, except through purchasing qualified debt obligations, lending fund securities or entering into repurchase agreements;


      6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its fund securities;


      7. Borrow money, except that the fund may borrow from banks for investment purposes as set forth in the prospectus and may also engage in reverse repurchase agreements. Immediately after any borrowing, including reverse repurchase agreements, the fund will maintain asset coverage of not less than 300% with respect to all borrowings; and


      8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis; (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."

Furthermore, the fund has adopted the following non-fundamental investment restrictions which may be changed by the Board of Trustees of the funds without shareholder approval:


      (A) The fund may not sell securities short or purchase securities on margin, except that the fund may obtain any short-term credit necessary for the clearance of purchases and sales of securities. These restrictions shall not apply to transactions involving selling securities "short against the box;"


      (B) The fund may not pledge, hypothecate, mortgage or otherwise encumber more than 15% of the value of the fund's total assets except in connection with borrowings described in number 7 above. These restrictions shall not apply to transactions involving reverse repurchase agreements or the purchase of securities subject to firm commitment agreements or on a when-issued basis;


      (C) The fund may not invest directly in oil, gas, or other mineral development or exploration programs or leases; however, the fund may own debt or equity securities of companies engaged in those businesses;


      (D) The fund may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of consolidation, merger or other reorganization;


      (E) The fund may not invest in companies for the purpose of exercising control or management; and


      (F) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any successor to such Rule, Section 4(2) commercial paper or any other securities as to which the Board of Trustees has made a determination as to liquidity, as permitted under the 1940 Act.


In addition to the above, as a fundamental policy, the fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as such fund (which might result in duplication of certain fees and expenses).

INVESTMENT RESTRICTIONS OF
IDEX ISABELLE SMALL CAP VALUE


IDEX Isabelle Small Cap Value may not, as a matter of fundamental policy:

      1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than cash items and "Government Securities" as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets, or (b), the fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction;

      2. Invest 25% or more of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their service: for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

      3. Borrow amounts greater than 5% of its total assets for temporary purposes and greater than 331/3% of its total assets for meeting redemption requests (when aggregated with temporary borrowings);

      4. Pledge, mortgage or hypothecate its assets other than to secure borrowings permitted by restriction 3 above (collateral arrangements with respect to margin requirements for options and futures transactions are not deemed to be pledges or hypothecations for this purpose);

      5. Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or to repurchase agreements);

      6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its fund securities;

      7. Invest directly in real estate or interests in real estate; however, the fund may own debt or equity securities issued by companies engaged in those businesses;

      8. Purchase securities on margin, except that the fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with transactions in options, futures and options on futures will not be deemed to be a purchase of securities on margin by the fund;

      9. Buy or sell physical commodities or commodity futures contracts, except for: (a) forward foreign currency contracts; (b) financial futures contracts; and (c) options on financial futures contracts, securities, foreign currencies and securities indices;


      10. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis; (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."


Furthermore, the fund has adopted the following non-fundamental restrictions that may be changed by the Board of Trustees of the fund without shareholder approval:


      (A) The fund may not sell securities short, except transactions involving selling securities short "against the box";


      (B) The fund may not make investments for the purpose of exercising control or management;


      (C) The fund may not invest in illiquid securities in an amount exceeding, in the aggregate, 15% of its net assets. This limitation does not include any Rule 144A restricted security that has been determined by, or pursuant to procedures established by, the Board, based on trading markets for such security, to be liquid; and


      (D) The fund may not invest in other investment companies except as permitted under the 1940 Act.


In addition to the above, as a fundamental policy, the fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as such fund (which might result in duplication of certain fees and expenses).


INVESTMENT RESTRICTIONS OF
IDEX JANUS CAPITAL APPRECIATION
AND IDEX JANUS BALANCED


IDEX Janus Capital Appreciation and IDEX Janus Balanced each may not, as a matter of fundamental policy:


      1. With respect to 75% of its total assets in the case of IDEX Janus Balanced, and 50% of its total assets in the case of IDEX Janus Capital Appreciation, purchase the securities of any one issuer (except cash items and "government securities" as defined under the 1940 Act), if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of such fund's total assets, or (b) the fund owns more than 10% of the outstanding voting securities of such issuer. With respect to the remaining 50% of the value of its total assets, IDEX Janus Capital Appreciation may invest in the securities of as few as two issuers. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction;


      2. Invest 25% or more of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their service: for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances;


      3. Invest directly in real estate or interests in real estate; however, a fund may own debt or equity securities issued by companies engaged in those businesses;


      4. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent a fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities);


      5. Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements);


      6. Act as underwriter of securities issued by others, except to the extent that a fund may be deemed an underwriter in connection with the disposition of portfolio securities of that fund;


      7. The fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Borrowings that exceed 25% of the value of the fund's total assets by reason of a decline in net assets will reduce within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements, or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, and the segregation of assets in connection with such contracts; and


      8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis; (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."


Furthermore, the funds have adopted the following non-fundamental investment restrictions which may be changed by the Board of Trustees without shareholder approval:


      (A) A fund may not: (i) enter into any futures contracts and related options for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission regulations if the aggregate initial margin and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions will exceed 5% of the fair market value of a fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; and (ii) enter into any futures contracts if the aggregate amount of such fund's commitments under outstanding futures contracts positions of that fund's would exceed the market value of its total assets;


      (B) A fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefore, and provided that transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short;


      (C) A fund may not purchase securities on margin, except that a fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in futures, options, contracts, swaps, and forward contracts, shall not be deemed to constitute purchasing securities on margin;


      (D) A fund may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations
(i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of consolidation, merger or other reorganization;


      (E) A fund may not mortgage or pledge any securities owned or held by a fund in amounts that exceed, in the aggregate, 15% of that fund's net asset value, provided that this limitation does not apply to reverse repurchase agreements, deposits of assets to margin, guarantee positions in futures, options, swaps or forward contracts or segregation of assets in connection with such contracts;


      (F) A fund may not invest directly in oil, gas or other mineral development or exploration programs or leases; however, the fund may own debt or equity securities of companies engaged in those businesses;


      (G) A fund may not purchase any security or enter into a repurchase agreement, if as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the fund's investment adviser or sub-adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any successor to such Rule, Section 4(2) commercial paper and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation;


      (H) A fund may not invest in companies for the purpose of exercising control or management; and


      (I) With respect to IDEX Janus Balanced only, at least 25% of the total assets of that fund will normally be invested in fixed-income senior securities, which include corporate debt securities and preferred stock.


In addition to the above, as a fundamental policy, a fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as such fund (which might result in duplication of certain fees and expenses).


INVESTMENT RESTRICTIONS OF
IDEX MUNDER NET50 (CLOSED TO NEW INVESTORS)


IDEX Munder Net50 may not, as a matter of fundamental policy:


      1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act), if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets, or (b) the fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction;


      2. Invest directly in real estate or interests in real estate; however, the fund may own debt or equity securities issued by companies engaged in those businesses;


      3. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities);


      4. Lend any security or make any other loan if, as a result, more than 25% of the fund's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements);


      5. Underwrite securities issued by other persons, except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of the fund's portfolio securities;


      6. Borrow money but the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of its respective total assets (including the amount borrowed) less liabilities (other than borrowings). If the borrowings exceed 25% of the value of the fund's total assets by reason of a decline in net assets, the fund will reduce its borrowings within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements, deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts; and


      7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis; (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."


Furthermore, the fund has adopted the following non-fundamental restrictions which may be changed by the Board of Trustees of the fund without shareholder approval:


      (A) The fund may not sell securities short, except short sales "against the box";


      (B) The fund may not participate on a "joint" or "joint and several" basis in any trading account in securities; and


      (C) The fund may not purchase securities of open-end or closed-end investment companies except in compliance with the Investment Company Act of 1940, and the rules and regulations thereunder and with the next paragraph.


In addition to the above, as a fundamental policy, the fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as such fund (which might result in duplication of certain fees and expenses).


INVESTMENT RESTRICTIONS OF
IDEX PILGRIM BAXTER MID CAP GROWTH


IDEX Pilgrim Baxter Mid Cap Growth may not, as a matter of fundamental policy:


      1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets, or (b) the fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction;


      2. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 10% of the value of the fund's total assets. This borrowing provision is included solely to facilitate the orderly sale of fund securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings in excess of 5% of the fund's total assets will be repaid before making investments;


      3. Make loans, except that the fund, in accordance with its investment objectives and policies, may purchase or hold debt securities, and enter into repurchase agreements as described in the fund's prospectus and this SAI;


      4. Purchase or sell real estate, real estate limited partnership interests, futures contracts, commodities or commodity contracts, except that this shall not prevent the fund from (i) investing in readily marketable securities of issuers which can invest in real estate or commodities, institutions that issue mortgages, or real estate investment trusts which deal in real estate or interests therein, pursuant to the fund's investment objective and policies, and (ii) entering into futures contracts and options thereon that are listed on a national securities or commodities exchange where, as a result thereof, no more than 5% of the fund's total assets (taken at market value at the time of entering into the futures contracts) would be committed to margin deposits on such futures contracts and premiums paid for unexpired options on such futures contracts; provided that, in the case of an option that is "in-the-money" at the time of purchase, the "in-the-money" amount, as defined under the Commodities Futures Trading Commission regulations, may be excluded in computing the 5% limit. The fund (as a matter of operating policy) will utilize only listed futures contracts and options thereon;


      5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a fund security;


      6. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis; (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."


      7. Invest more than 25% of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services, for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction. In addition, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.


Furthermore, the fund has adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval:


      (A) The fund may not invest in companies for the purpose of exercising control;


      (B) The fund may not pledge, mortgage or hypothecate assets, except (i) to secure temporary borrowings as permitted by the fund's limitation on permitted borrowings, or (ii) in connection with permitted transactions regarding options and futures contracts;


      (C) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any successor to such Rule, Section 4(2) commercial paper or any other securities as to which the Board of Trustees has made a determination as to liquidity, as permitted under the 1940 Act; and


      (D) The fund may not purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder.


With respect to restriction 7 above, the fund may use (with the consent of the Investment Adviser) industry classifications reflected by Bloomberg Sub-Groups for the communications equipment, electronic components and accessories, and the computer and other data processing service sectors, if applicable at the time of determination.

In addition to the above, as a fundamental policy, the fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as such fund (which might result in duplication of certain fees and expenses).


INVESTMENT RESTRICTIONS OF
IDEX PILGRIM BAXTER TECHNOLOGY


IDEX Pilgrim Baxter Technology may not, as a matter of fundamental policy:


      1. Make loans, except that each fund, in accordance with its investment objectives and policies, may (i) purchase debt instruments, and (ii) enter into repurchase agreements;


      2. Act as an underwriter of securities of other issuers, except as it may be deemed an underwriter under the 1933 Act in connection with the purchase and sale of portfolio securities;


      3. Purchase or sell commodities or commodity contracts, except that, in accordance with its investment objective and policies may: (i) invest in readily marketable securities of issuers which invest or engage in such activities; and (ii) enter into forward contracts, futures contracts and options thereon;


      4. Purchase or sell real estate, or real estate partnership interests, except that this limitation shall not prevent the fund from investing directly or indirectly in readily marketable securities of issuers which can invest in real estate, institutions that issue mortgages, or real estate investment trusts which deal with real estate or interests therein;


      5. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis; (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."


      6. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the fund's total assets. This borrowing provision is intended to facilitate the orderly sale of fund securities to accommodate substantial redemption requests if they should occur, and is not for investment purposes. All borrowings in excess of 5% of the fund's total assets will be repaid before making investments;


      7. Pledge, mortgage or hypothecate assets, except (i) to secure temporary borrowings permitted by the fund's limitation on permitted borrowings, or (ii) in connection with permitted transactions regarding options and futures contracts;



      8. Make short sales of securities, maintain a short position or purchase securities on margin, except that the fund may (i) obtain short-term credits as necessary for the clearance of security transactions and (ii) establish margin accounts as may be necessary in connection with the fund's use of options and futures contracts;


      9. Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder; and


      10. Invest in interests in oil, gas or other mineral exploration or development programs.


The foregoing percentages will apply at the time of the purchase of a security.



Furthermore, the fund has adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees without a vote of shareholders:


The fund may not:


      A. Invest in illiquid securities in an amount exceeding, in the aggregate, 15% of its net assets. This limitation does not include any Rule 144A restricted security that has been determined by, or pursuant to procedures established by, the Board, based on trading markets for such security, to be liquid; and


      B. Purchase or sell puts, calls, straddles, spreads, and any combination thereof, if by reason thereof, the value of its aggregate investment in such classes of securities will exceed 5% of its total assets.

      C. Invest in companies for the purpose of exercising control;

In addition to the above, as a fundamental policy, the fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as such fund (which might result in duplication of certain fees and expenses).



INVESTMENT RESTRICTIONS OF
IDEX T. ROWE PRICE SMALL CAP AND
IDEX T. ROWE PRICE TAX-EFFICIENT


IDEX T. Rowe Price Small Cap and IDEX T. Rowe Price Tax-Efficient each may not, as a matter of fundamental policy:


      1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets, or
(b) the fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction;


      2. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 331/3 of the value of the fund's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 331/3 of the value of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 331/3 limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts;


      3. Purchase or sell physical commodities (but this shall not prevent the fund from entering into future contracts and options thereon);


      4. Invest more than 25% of the fund's total assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, or of certificates of deposit;


      5. Make loans, although the funds may lend fund securities provided that the aggregate of such loans do not exceed 331/3 of the value of the fund's total assets. The fund may purchase money market securities, enter into repurchase agreements and acquire publicly distributed or privately placed debt securities, and purchase debt;


      6. Purchase or sell real estate (but this shall not prevent the fund from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business);


      7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis; (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."


      8. Underwrite securities issued by other persons, except to the extent that the fund may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of its fund securities in the ordinary course of pursuing its investment objective.

      Furthermore, the funds have adopted the following non-fundamental restrictions which may be changed by the Board of Trustees of the funds without shareholder approval:

      (A) A fund may not purchase additional securities when money borrowed exceeds 5% of its total assets. This restriction shall not apply to temporary borrowings until the fund's net assets exceed $40,000,000;

      (B) A fund may not purchase a futures contract or an option thereon, if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the fund's net asset value;

      (C) A fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Trustees, as permitted under the 1940 Act;

      (D) A fund may not invest in companies for the purpose of exercising control or management;

      (E) A fund may not purchase securities of open-end or closed-end investment companies except (i) in compliance with the 1940 Act; or (ii) securities of the T. Rowe Price Reserve Investment or Government Reserve Investment Funds;

      (F) A fund may not purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of fund securities; and
(ii) it may make margin deposits in connection with futures contracts or other permissible investments;

      (G) A fund may not mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the fund as security for indebtedness except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging or hypothecating may not exceed 331/3 of the fund's total assets at the time of borrowing or investment; and

      (H) A fund may not sell securities short, except short sales "against the box."


In addition to the above, as a fundamental policy, a fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as such fund (which might result in duplication of certain fees and expenses).


INVESTMENT RESTRICTIONS OF
IDEX AMERICAN CENTURY INTERNATIONAL


IDEX American Century International may not, as a matter of fundamental policy:



      1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets, or (b), the fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction;


      2. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 331/3% of the value of the fund's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 331/3% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 331/3% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts;


      3. Lend any security or make any other loan if, as a result, more than 331/3% of the fund's total assets would be lent to other parties, except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities;


      4. Purchase or sell real estate (but this shall not prevent the fund from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business);


      5. Invest 25% or more of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their service: for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

      6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities;


      7. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments provided this limitation shall not prohibit the fund from purchasing or selling options and futures contracts or investing in securities or other instruments backed by physical commodities; and


      8. The fund may not issue senior securities, except to the extent that senior securities may be deemed to arise from bank borrowings and purchases of government securities on a "when-issued" or "delayed delivery" basis.


Furthermore, the fund has adopted the following non-fundamental restrictions that may be changed by the Board of Trustees of the fund without shareholder approval:


      (A) The fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund;


      (B) The fund may not purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include repurchase agreements not entitling the holder to payment of principal and interest within seven days, and securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market;


      (C) The fund may not sell securities short, except short sales "against the box";


      (D) The fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin;


      (E) The fund may enter into futures contracts and write and buy put and call options relating to futures contracts. The fund may not, however, enter into leveraged futures transactions if it would be possible for the fund to lose more money than it invested; and


      (F) The fund may invest a portion of its assets in the securities of issuers with limited operating histories. An issuer is considered to have a limited operating history if that issuer has a record of less than three years of continuous operation. Periods of capital formation, incubation, consolidations, and research and development may be considered in determining whether a particular issuer has a record of three years of continuous operation.


      (G) Invest for purposes of exercising control.


In addition to the above, as a fundamental policy, the fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as such fund (which might result in duplication of certain fees and expenses).


INVESTMENT RESTRICTIONS OF
IDEX GABELLI GLOBAL GROWTH


IDEX Gabelli Global Growth may not, as a matter of fundamental policy:


     1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than cash items and "Government Securities" as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets, or (b), the fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction;


      2. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis; (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."


      3. Borrow money except (a) the portfolio may borrow from banks (as defined in the 1940 Act) or through reverse repurchase agreements, (b) the portfolio may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes (not for leveraging or borrowing), (c) or pledge its assets other than to secure such issuances or in connection with hedging transactions, short-sales, when-issued and forward commitment transactions and similar investment strategies;


      4. Make loans except (i) by purchasing fixed-income securities and or by entering into repurchase agreements or (ii) by lending the portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder;


      5. Act as underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities;


      6. Invest directly in real estate or interests in real estate, including limited partnership interests; however the portfolio may own debt or equity securities issued by companies engaged in those businesses;


      7. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments;


      8. Invest 25% or more of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.


Furthermore, the fund has adopted the following non-fundamental investment restrictions, which may be changed by the Board of Trustees of the Fund without shareholder or policyowner approval:


      (A) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Trustees as permitted under the 1940 Act;


      (B) The fund may not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities; and


      (C) The fund may not purchase securities on margin, provided that the fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the fund may make margin deposits in connection with its use of financial futures, forward contracts, or derivative instruments.


      (D) Invest in companies for the purpose of exercising control or management;

In addition to the above, as a fundamental policy, the fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as such fund (which might result in duplication of certain fees and expenses).

INVESTMENT RESTRICTIONS OF
IDEX GREAT COMPANIES -- GLOBAL/2/


IDEX Great Companies -- Global/2/ may not, as a matter of fundamental policy:

     1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act), if immediately after and as a result of such purchase: (a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets; or (b) the fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction;

      2. Invest 25% or more of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances;

      3. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities);

      4. Invest directly in real estate or interests in real estate; however, the fund may own debt or equity securities issued by companies engaged in those businesses;

      5. Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or to repurchase agreements);

      6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its fund securities;

      7. Borrow money, except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 25% of the value of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts; and


      8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis; (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."


Furthermore, the fund has adopted the following non-fundamental investment restrictions, which may be changed by the Board of Trustees of the Fund without shareholder or policyowner approval:


      (A) The fund may not (i) enter into any futures contracts or options on futures contracts for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission regulations if the aggregate initial margin deposits and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions would exceed 5% of the fair market value of the fund's net assets, after taking into account unrealized profits and losses on such contracts it has entered into and (ii) enter into any futures contracts or options on futures contracts if the aggregate amount of the fund's commitments under outstanding futures contracts positions and options on futures contracts would exceed the market value of its total assets;


      (B) The fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short and provided that transactions in options, swaps and forward futures contracts are not deemed to constitute selling securities short;


      (C) The fund may not purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, provided that margin payments and other deposits in connection with transactions in options, futures, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin; and

      (D) The fund may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. (Limitations (i) and (ii) do no apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of a consolidation, merger or other reorganization);

      (E) The fund may not mortgage or pledge any securities owned or held by the fund in amounts that exceed, in the aggregate, 15% of the fund's net assets, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to margin or guarantee positions in futures, options, swaps or forward contracts or the segregation of assets in connection with such contracts;

      (F) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any other securities as to which the Board of Directors has made a determination as to liquidity, as permitted under the 1940 Act; and

      (G) The fund may not invest in companies for the purpose of exercising control or management. In addition to the above, as a fundamental policy, the fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectves, policies and limitations as such fund (which might result in duplication of certain fees and expenses).


In addition to the above, as a fundamental policy, the fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as such fund (which might result in duplication of certain fees and expenses).

INVESTMENT RESTRICTIONS OF
IDEX JANUS GLOBAL
(This fund is closed to new investors effective September 1, 2000.)


IDEX Janus Global may not, as a matter of fundamental policy:

      1. Own more than 10% of the outstanding voting securities of any one issuer and, as to seventy-five percent (75%) of the value of its total assets, purchase the securities of any one issuer (except cash items and "government securities" as defined under the 1940 Act), if immediately after and as a result of such purchase, (a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets;

     2. Invest 25% or more of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their service: for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances;

      3. Invest directly in real estate or interests in real estate; however, the fund may own debt or equity securities issued by companies engaged in those businesses;

      4. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities);

      5. Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or to repurchase agreements);

      6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities;

      7. The fund may borrow money only for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts; and

      8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis; (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."


Furthermore, the fund has adopted the following non-fundamental investment restrictions which may be changed by the Board of Trustees without shareholder approval:

      (A) The fund may not (i) enter into any futures contracts or options on futures contracts for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission regulations if the aggregate initial margin deposits and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions would exceed 5% of the fair market value of the fund's net assets, after taking into account unrealized profits and losses on such contracts it has entered into; and (ii) enter into any futures contracts or options on futures contracts if the aggregate amount of the fund's commitments under outstanding futures contracts positions and options on futures contracts would exceed the market value of its total assets;

      (B) The fund may not sell securities short, unless it owns or has the right, without the payment of any additional compensation, to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options, swaps and forward futures contracts are not deemed to constitute selling securities short;

      (C) The fund may not purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in options, futures, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin;

      (D) The fund may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of a consolidation, merger or other reorganization;

      (E) The fund may not mortgage or pledge any securities owned or held by the fund in amounts that exceed, in the aggregate, 15% of the fund's net assets, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to provide margin or guarantee positions in options, futures contracts, swaps, forward contracts or other derivative instruments or the segregation of assets in connection with such transactions;

      (F) The fund may not invest directly in oil, gas or other mineral development or exploration programs or leases; however, the fund may own debt or equity securities of companies engaged in those businesses;

      (G) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any successor to such Rule, Section 4(2) commercial paper or any other securities as to which the Board of Trustees have made a determination as to liquidity, as permitted under the 1940 Act; and

      (H) The fund may not invest in companies for the purpose of exercising control or management.


In addition to the above, as a fundamental policy, the fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as such fund (which might result in duplication of certain fees and expenses).

INVESTMENT RESTRICTIONS OF
IDEX AMERICAN CENTURY INCOME & GROWTH


IDEX American Century Income & Growth fund may not, as a matter of fundamental policy:

     1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets, or (b), the fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction;

      2. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 331/3% of the value of the fund's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 331/3% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 331/3% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin account to guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts;

      3. Lend any security or make any other loan if, as a result, more than 331/3% of the fund's total assets would be lent to other parties, except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities;

      4. Purchase or sell real estate (but this shall not prevent the fund from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business);

     5. Invest 25% or more of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their service: for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances;

      6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its fund securities;

      7. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments provided this limitation shall not prohibit the fund from purchasing or selling options and futures contracts or investing in securities or other instruments backed by physical commodities; and

     8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis; (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."


Furthermore, the fund has adopted the following non-fundamental restrictions that may be changed by the Board of Trustees of the fund without shareholder approval:

      (A) The fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund;

      (B) The fund may not purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include repurchase agreements not entitling the holder to payment of principal and interest within seven days, and securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market;

      (C) The fund may not sell securities short, except short sales "against the box"; and

      (D) The fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

      (E) Invest for purposes of exercising control.


In addition to the above, as a fundamental policy, the fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as such fund (which might result in duplication of certain fees and expenses).

INVESTMENT RESTRICTIONS OF
IDEX JANUS GROWTH & INCOME


IDEX Janus Growth & Income may not, as a matter of fundamental policy:


      1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than cash items and government securities as defined in the 1940 Act), if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets, or (b) the fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction;


     2. Invest 25% or more of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their service: for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances;


      3. Invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged in those businesses;


      4. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities);


      5. Lend any security or make any other loan if, as a result, more than 25% of the fund's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements);


      6. Underwrite securities issued by other persons, except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of the fund's portfolio securities; and


      7. Borrow money but the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of its respective total assets (including the amount borrowed) less liabilities (other than borrowings). If the borrowings exceed 25% of the value of the fund's total assets by reason of a decline in net assets, the fund will reduce its borrowings within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements, deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.


Furthermore, the fund has adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees of the fund without shareholder approval:


      (A) The fund may not sell securities short, unless they own or have the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor, and provided that transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short.


In addition to the above, the fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management company with substantially the same fundamental investment objectives, policies and limitations as such fund (which might result in duplication of certain fees and expenses).



INVESTMENT RESTRICTIONS OF
IDEX TRANSAMERICA VALUE BALANCED


IDEX Transamerica Value Balanced may not, as a matter of fundamental policy:



     1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets, or (b) the fund owns more than 10% of the outstanding voting securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction;


      2. Invest more than 25% of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services, for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction. In addition, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances;


      3. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the fund from investing in securities or other instruments backed by physical commodities);


      4. Purchase or sell real estate (but this shall not prevent the fund from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business);


      5. Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper or debt securities);


      6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities;


      7. The fund may borrow money only for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation; and


      8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis; (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."


Furthermore, the fund has adopted the following non-fundamental investment restrictions which may be changed by the Board of Trustees without shareholder approval:


      (A) The fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that margin payments and other deposits in connection with transactions in options, swaps and forward and futures contracts are not deemed to constitute selling securities short;

      (B) The fund may not purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in options, futures, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin;


      (C) The fund may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of a consolidation, merger or other reorganization;


      (D) The fund may not mortgage or pledge any securities owned or held by the fund in amounts that exceed, in the aggregate, 15% of the fund's net assets, provided that this limitation does not apply to reverse repurchase agreements, deposits of assets to margin, guarantee positions in futures, options, swaps or forward contracts or segregation of assets in connection with such contracts;


      (E) The fund may not invest directly in oil, gas, or other mineral development or exploration programs or leases; however, the fund may own debt or equity securities of companies engaged in those businesses;


      (F) The fund may not invest in companies for the purpose of exercising control or management; and


      (G) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any successor to such Rule, Section 4(2) commercial paper or any other securities as to which the Board of Trustees has made a determination as to liquidity, as permitted under the 1940 Act.


In addition to the above, as a fundamental policy, the fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as such fund (which might result in duplication of certain fees and expenses).


INVESTMENT RESTRICTIONS OF
IDEX LKCM STRATEGIC TOTAL RETURN


IDEX LKCM Strategic Total Return may not, as a matter of fundamental policy:

     1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets, or (b) the fund owns more than 10% of the outstanding voting securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction;


      2. Invest more than 25% of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example: gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction. In addition, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances;


      3. Purchase or sell real estate (but this shall not prevent the fund from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business);


      4. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by physical commodities);


      5. Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper or debt securities);


      6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities;


      7. The fund may borrow money only for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation; and


     8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis; (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."

Furthermore, the fund has adopted the following non-fundamental investment restrictions which may be changed by the Board of Trustees without shareholder approval:

      (A) The fund may not mortgage or pledge any securities owned or held by the fund in amounts that exceed, in the aggregate, 15% of the fund's net assets, provided that this limitation does not apply in the case of assets deposited to margin or guarantee positions in options, futures contracts and options on futures contracts or placed in a segregated account in connection with such contracts;

      (B) The fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that margin payments and other deposits in connection with transactions in options, swaps and forward futures contracts are not deemed to constitute selling securities short;

      (C) The fund may not purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in options, futures, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin;

      (D) The fund may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of a consolidation, merger or other reorganization;

      (E) The fund may not invest directly in oil, gas, or other mineral development or exploration programs or leases; however, the fund may own debt or equity securities of companies engaged in those businesses;

      (F) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any successor to such Rule, Section 4(2) commercial paper or any other securities as to which the Board of Trustees has made a determination as to liquidity, as permitted under the 1940 Act;

      (G) The fund may not invest in companies for the purpose of exercising control or management; and

      (H) The fund may not invest in securities of foreign issuers denominated in foreign currency and not publicly traded in the United States if at the time of acquisition more than 10% of the fund's total assets would be invested in such securities.


In addition to the above, as a fundamental policy, the fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as such fund (which might result in duplication of certain fees and expenses).



INVESTMENT RESTRICTIONS OF
IDEX TRANSAMERICA CONSERVATIVE
HIGH YIELD BOND


IDEX TRANSAMERICA CONSERVATIVE HIGH YIELD BOND may not, as a matter of fundamental policy:



      1. Borrow money, except from a bank for temporary or emergency purposes (not for leveraging or investment) in an amount not to exceed one-third of the current value of the fund's total assets (including the amount borrowed) less liabilities (not including the amount borrowed) at the time the borrowing is made. If at any time the fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will be reduced within 3 business days to the extent necessary to comply with the limitation. The fund will borrow only to facilitate redemptions requested by shareholders which might otherwise require untimely disposition of portfolio securities and will not purchase securities while borrowings are outstanding;


      2. Pledge assets, except that the fund may pledge not more than one-third of its total assets (taken at current value) to secure borrowings made in accordance with paragraph 1 above. Initial margin deposits under interest rate futures contracts, which are made to guarantee the fund's performance under such contracts, shall not be deemed a pledging of fund assets for the purpose of this investment restriction. As a matter of non-fundamental operating policy, in order to permit the sale of shares of the fund under certain state laws, the fund will not pledge its assets in excess of an amount equal to 10% of its net assets unless such state restrictions are changed;


      3. Invest 25% or more of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their service: for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

      4. Purchase the securities (other than government securities) of any issuer if, as a result, more than 5% of the fund's total assets would be invested in the securities of such issuer, provided that up to 25% of the fund's total net assets may be invested without regard to this 5% limitation and in the case of certificates of deposit, time deposits and bankers' acceptances, up to 25% of total fund assets may be invested without regard to such 5% limitation, but shall instead be subject to a 10% limitation;


      5. Invest in mineral leases;


      6. Invest in bank time deposits with maturities of over 7 calendar days, or invest more than 10% of the fund's total assets in bank time deposits with maturities of from 2 business days through 7 calendar days;


      7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis; (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."


      8. Underwrite any issue of securities, except to the extent the fund may be deemed to be an underwriter in connection with the sale of its portfolio securities, although the fund may purchase securities directly from the issuers thereof for investment in accordance with the fund's investment objective and policies;


      9. Purchase or sell commodities or commodity contracts, except that the fund may purchase and sell interest rate futures contracts for hedging purposes as set forth in the prospectus;


      10. Purchase securities on margin or sell "short," but the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. (Initial and maintenance margin deposits and payment with respect to interest rate futures contracts are not considered the purchase of securities on margin);


      11. Purchase or retain the securities of any issuer, if, to the fund's knowledge, those officers and directors of the manager and sub-adviser who individually own beneficially more than 0.5% of the outstanding securities of such issuer together own beneficially more than 5% of such outstanding securities;


      12. Invest in securities of other investment companies, except in the event of merger or reorganization with another investment company;


      13. Make loans, except to the extent the purchase of notes, bonds, bankers' acceptances or other evidence of indebtedness or the entry into repurchase agreements or deposits (including time deposits and certificates of deposit) with banks may be considered loans;


      14. Purchase or hold any real estate or mortgage loans thereon, except that the fund may invest in securities secured by real estate or interests therein or issued by persons (such as real estate investment trusts) which deal in real estate or interests therein; and


      15. Purchase the securities (other than government securities) of any issuer if, as a result, the fund would hold more than 10% of any class of securities (including any class of voting securities) of such issuer; for this purpose, all debt obligations of an issuer, and all shares of stock of an issuer other than common stock, are treated as a single class of securities.


Furthermore, the fund has adopted the following non-fundamental investment restrictions which may be changed by the Board of Trustees without shareholder approval:


      (A) Write or purchase put, call, straddle or spread options, or combinations thereof;


      (B) Invest more than 10% of its net assets in illiquid securities;


      (C) Invest in real estate limited partnerships;


      (D) Invest more than 25% of its net assets at the time of purchase in the securities of foreign issuers and obligors; and


      (E) Purchase or sell interest rate futures contracts (a) involving aggregate delivery or purchase obligations in excess of 30% of the fund's net assets, or aggregate margin deposits made by the fund in excess of 5% of the fund's net assets, (b) which are not for hedging purposes only, or (c) which are executed under custodial, reserve and other arrangements inconsistent with regulations and policies adopted or positions taken (i) by the Securities and Exchange Commission for exemption from enforcement proceedings under Section 17(f) or 18(f) of the 1940 Act, (ii) by the Commodity Futures Trading Commission ("CFTC") for exemption of investment companies registered under the 1940 Act from registration as "commodity pool operators" and from certain provisions of Subpart B of Part 4 of the CFTC's regulations, or (iii) by state securities commissioners or administrators in the states in which the fund's shares have been qualified for public offering.

      (F) Invest in companies for the purpose of exercising management control;

      (G) Invest in oil, gas or other mineral exploration or development programs;


In addition to the above, as a fundamental policy, the fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as such fund (which might result in duplication of certain fees and expenses).



INVESTMENT RESTRICTIONS OF
IDEX FEDERATED TAX EXEMPT



IDEX Federated Tax Exempt may not, as a matter of fundamental policy:


      1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets, or (b) the fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction;


      2. Underwrite any issue of securities, except to the extent the fund may be deemed to be an underwriter in connection with the sale of its portfolio securities, although the fund may purchase Municipal Obligations directly from the issuers thereof for investment in accordance with the fund's investment objective and policies;


      3. Make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry, provided that the fund may invest more than 25% of the value of its assets in industrial development bonds. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. As to industrial development bonds, the fund may purchase securities of an issuer resulting in the ownership of more than 25% of the fund's assets in one industry, and the fund reserves the right to invest more than 25% of its assets in industrial development bonds in the same state;


      4. Purchase securities on margin or sell "short," but the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

      5. Purchase or hold any real estate or mortgage loans thereon, except that the fund may invest in securities secured by real estate or interests therein or issued by persons (such as real estate investment trusts) which deal in real estate or interests therein;

      6. Invest in securities of other investment companies, except in the event of merger or reorganization with another investment company;

      7. Make loans, except to the extent the purchase of notes, bonds, or other evidences of indebtedness or the entry into repurchase agreements or deposits with banks may be considered loans;

      8. The fund may not purchase or sell physical commodities, provided that the fund may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities; and

       9. The fund may borrow money only for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding one-third of the current value of the fund's total assets (including the amount borrowed) less liabilities (not including the amount borrowed at the time the borrowing is made). For purposes of this limitation, reverse repurchase agreements would not constitute borrowings.


Furthermore, the fund has adopted the following non-fundamental restrictions which may be changed by the Board of Trustees without shareholder approval:

      (A) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Trustees as permitted under the 1940 Act;

      (B) The fund may not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities; and

      (C) The fund may not purchase securities on margin, provided that the fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

      D. Invest in companies for the purpose of exercising management or control;

To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, the fund will not exclude foreign bank instruments from industry concentration tests as long as the policy of the SEC remains in effect.


As a matter of fundamental policy, the fund will invest 80% of its assets in tax exempt securities that are not subject to alternate minimum tax. Except with respect to borrowing money, if a percentage limitation set forth above is complied with at the time of the investment, a subsequent change in the percentage resulting from any change in value of the net assets of any of the funds will not result in a violation of such restriction. Additional limitations on borrowing that are imposed by state law and regulations may apply.


In addition to the above, as a fundamental policy, the fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as such fund (which might result in duplication of certain fees and expenses).

                   OTHER POLICIES AND PRACTICES OF THE FUNDS

FUTURES, OPTIONS AND OTHER
DERIVATIVE INSTRUMENTS


The following investments are subject to limitations as set forth in each fund's investment restrictions and policies.


Futures Contracts. A fund may enter into futures contracts. Futures contracts are for the purchase or sale, for future delivery, of equity or fixed-income securities, foreign currencies or contracts based on financial indices, including indices of U.S. government securities, foreign government securities and equity or fixed-income securities. The IDEX AEGON Income Plus may enter into interest rate futures contracts. These contracts are for the purchase or sale of fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a Futures Trading Commission merchant ("FTCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.


When a fund buys or sells a futures contract, it must receive or deliver the underlying instrument (or a cash payment based on the difference between the underlying instrument's closing price and the price at which the contract was entered into) at a specified price on a specified date. Transactions in futures contracts may be made to attempt to hedge against potential changes in interest or currency exchange rates, or the price of a security or a securities index which might correlate with, or otherwise adversely affect, either the value of the fund's securities or the prices of securities which the fund is considering buying at a later date.


The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FTCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or liquid assets by the fund's custodian for the benefit of the FTCM. Initial margin payments are similar to good faith deposits or performance bonds.


Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments with the FTCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FTCM that holds margin on behalf of a fund, that fund may be entitled to return of the margin owed to such fund only in proportion to the amount received by the FTCM's other customers. The fund's sub-adviser will attempt to minimize the risk by careful monitoring of the creditworthiness of the FTCMs with which a fund does business and by segregating margin payments with the custodian.

Although a fund would segregate with the custodian cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to that fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because a fund's cash that may otherwise be invested would be held uninvested or invested in liquid assets so long as the futures position remains open, such fund's return could be diminished due to the opportunity losses of foregoing other potential investments.


The acquisition or sale of a futures contract may occur, for example, when a fund holds or is considering purchasing equity or debt securities and seeks to protect itself from fluctuations in prices or interest rates without buying or selling those securities. For example, if stock or debt prices were expected to decrease, a fund might sell equity index futures contracts, thereby hoping to offset a potential decline in the value of equity securities in the fund by a corresponding increase in the value of the futures contract position held by that fund and thereby preventing the fund's net asset value from declining as much as it otherwise would have.


Similarly, if interest rates were expected to rise, a fund might sell bond index futures contracts, thereby hoping to offset a potential decline in the value of debt securities in the fund by a corresponding increase in the value of the futures contract position held by the fund. A fund also could seek to protect against potential price declines by selling fund securities and investing in money market instruments. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows a fund to maintain a defensive position without having to sell fund securities.


Likewise, when prices of equity securities are expected to increase, or interest rates are expected to fall, futures contracts may be bought to attempt to hedge against the possibility of having to buy equity securities at higher prices. This technique is sometimes known as an anticipatory hedge. Since the fluctuations in the value of futures contracts should be similar to those of equity securities, a fund could take advantage of the potential rise in the value of equity or debt securities without buying them until the market has stabilized. At that time, the futures contracts could be liquidated and such fund could buy equity or debt securities on the cash market. To the extent a fund enters into futures contracts for this purpose, the segregated assets maintained to cover such fund's obligations (with respect to futures contracts) will consist of liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by that fund.


The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions.


First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets.


Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted.


Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.


Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the fund manager still may not result in a successful use of futures contracts.


Futures contracts entail risks. Although each of the funds that invests in such contracts believes that their use will benefit the fund, if the fund sub-adviser's investment judgment proves incorrect, the fund's overall performance could be worse than if the fund had not entered into futures contracts.


For example, if a fund has hedged against the effects of a possible decrease in prices of securities held in its fund and prices increase instead, that fund may lose part or all of the benefit of the increased value of the securities because of offsetting losses in the fund's futures positions. In addition, if a fund has insufficient cash, it may have to sell securities from its fund to meet daily variation margin requirements. Those sales may, but will not necessarily, be at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to the fund.


The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to a fund will not exactly match that fund's current or potential investments. A fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests. For example, by hedging investments in fund securities with a futures contract based on a broad index of securities may involve a risk that the futures position will not correlate precisely with such performance of the fund's investments.


Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments correlate with a fund's investments. Futures prices are affected by factors such as: current and anticipated short-term interest rates; changes in volatility of the underlying instruments; and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices.


Imperfect correlations between a fund's investments and its futures positions may also result from: differing levels of demand in the futures markets and the securities markets; from structural differences in how futures and securities are traded; and from imposition of daily price fluctuation limits for futures contracts.


A fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities. This may not be successful in all cases. If price changes in a fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or may result in losses that are not offset by the gains in that fund's other investments.


Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of seven days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time.


In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, such fund's access to other assets held to cover its futures positions also could be impaired.


Although futures contracts by their terms call for the delivery or acquisition of the underlying commodities, or a cash payment based on the value of the underlying commodities, in most cases the contractual obligation is offset before the delivery date of the contract. This is accomplished by buying, in the case of a contractual obligation to sell, or selling, in the case of a contractual obligation to buy, an identical futures contract on a commodities exchange. Such a transaction cancels the obligation to make or take delivery of the commodities.


If applicable, each fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. The funds will use futures contracts and related options primarily for bona fide hedging purposes within the meaning of CFTC regulations. In addition, the funds may hold positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, provided that the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of a fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.


IDEX Alger Aggressive Growth may not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of IDEX Alger Aggressive Growth's total assets (taken at current value); however, in the case of an option that is "in-the-money" at the time of the purchase, the "in-the-money" amount may be excluded in calculating the 5% limitation. An "in-the-money" call option is any whose strike price is lower than the current price of the underlying stock. (The strike price per share for which the underlying stock may be purchased (in the case of a call) by the option buyer upon exercise of the option contract.)


Options on Futures Contracts. A fund may buy and write put and call options on futures contracts. An option on a futures contract gives a fund the right (but not the obligation) to buy or sell the contract at a specified price on or before a specified date. Transactions in options on futures contracts may be made to attempt to hedge against potential changes in interest rates or currency exchange rates, or the price of a security or a securities index which might correlate with, or otherwise adversely affect, either the value of the fund's securities or the prices of securities which the fund is considering buying at a later date. Transactions in options on future contracts will not be made for speculation.


The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when a fund is not fully invested it may buy a call option on a futures contract to hedge against a market advance.


The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the option is below the exercise price, a fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in such fund's holdings.


The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at expiration of the option is higher than the exercise price, a fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which that fund is considering buying.


If a call or put option a fund has written is exercised, such fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its fund securities and changes in the value of the futures positions, that fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of fund securities.


The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on fund securities. For example, a fund may buy a put option on a futures contract to hedge its fund securities against the risk of falling prices or rising interest rates.

The amount of risk a fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.


Options on Securities. In an effort to increase current income and to reduce fluctuations in net asset value, each of the funds, other than IDEX Federated Tax Exempt and IDEX AEGON Income Plus, may write covered put and call options and buy put and call options on securities that are traded on United States and foreign securities exchanges, and over-the-counter. A fund also may write call options that are not covered for cross-hedging purposes. A fund may write and buy options on the same types of securities that the fund may purchase directly. There are no specific limitations on a fund's writing and buying of options on securities.


A put option gives the holder the right, upon payment of a premium, to deliver a specified amount of a security to the writer of the option on or before a fixed date at a predetermined price. A call option gives the holder the right, upon payment of a premium, to call upon the writer to deliver a specified amount of a security on or before a fixed date at a predetermined price.


A put option written by a fund is "covered" if the fund: (i) segregates cash not available for investment or other liquid assets with a value equal to the exercise price with its custodian; or (ii) continues to own an equivalent number of puts of the same "series" (that is, puts on the same underlying securities having the same exercise prices and expiration dates as those written by the fund), or an equivalent number of puts of the same "class" (that is, puts on the same underlying securities) with exercise prices greater than those it has written (or if the exercise prices of the puts it holds are less than the exercise prices of those it has written, the difference is segregated with the custodian).


The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.


A call option written by a fund is "covered" if the fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or has segregated additional cash with its custodian) upon conversion or exchange of other securities held in its fund. A call option written by a fund is also deemed to be covered: (i) if that fund holds a call at the same exercise price for the same exercise period and on the same securities as the call written; (ii) in the case of a call on a stock index, if the fund owns a fund of securities substantially replicating the movement of the index underlying the call option; or (iii) if at the time the call is written an amount of cash, U.S. government securities or other liquid assets equal to the fluctuating market value of the optioned securities is segregated with the custodian.


A fund may also write call options that are not covered for cross-hedging purposes. A fund collateralizes its obligation under a written call option for cross-hedging purposes by segregating cash or other liquid assets in an amount not less than the market value of the underlying security, marked-to-market daily. A fund would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and the fund manager believes that writing the option would achieve the desired hedge.


If a put or call option written by a fund were exercised, the fund would be obligated to buy or sell the underlying security at the exercise price. Writing a put option involves the risk of a decrease in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the option holder to the fund at a higher price than its current market value. Writing a call option involves the risk of an increase in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the fund to the option holder at a lower price than its current market value. Those risks could be reduced by entering into an offsetting transaction. A fund retains the premium received from writing a put or call option whether or not the option is exercised.


The writer of an option may have no control when the underlying security must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium.


This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.


The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.


In the case of a written call option, effecting a closing transaction will permit a fund to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit the fund to write another put option to the extent that the exercise price thereof is secured by other deposited liquid assets. Effecting a closing transaction also will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other fund investments. If a fund desires to sell a particular security on which the fund has written a call option, such fund will effect a closing transaction prior to or concurrent with the sale of the security.


A fund will realize a profit from a closing transaction if the price of a purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. The fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the fund.


An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, a fund may not be able to effect closing transactions in particular options and that fund would have to exercise the options in order to realize any profit. If a fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market may include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by a national securities exchange on which the option is traded ("Exchange") on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange; (v) the facilities of an Exchange or the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). In that case, the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.


A fund may, subject to its investment restrictions, write options in connection with buy-and-write transactions. In other words, the fund may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money"), or above ("out-of-the-money") the current value of the underlying security at the time the option is written.


Buy-and-write transactions using "in-the-money" call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using "at-the-money" call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using "out-of-the-money" call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone.

If the call options are exercised in such transactions, the fund's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between that fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.


The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and a fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, a fund may elect to close the position or take delivery of the security at the exercise price and that fund's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.


A fund may buy put options to hedge against a decline in the value of its fund. By using put options in this way, a fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.


A fund may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by such fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to that fund.


In purchasing an option, a fund would be in a position to realize a gain if, during the option period, the price of the underlying security increased (in the case of a call) or decreased (in the case of a put) by an amount in excess of the premium paid. The fund would realize a loss if the price of the underlying security did not increase (in the case of a call) or decrease (in the case of a put) during the period by more than the amount of the premium. If a put or call option purchased by a fund were permitted to expire without being sold or exercised, the fund would lose the amount of the premium.


Although they entitle the holder to buy equity securities, warrants on and options to purchase equity securities do not entitle the holder to dividends or voting rights with respect to the underlying securities, nor do they represent any rights in the assets of the issuer of those securities.


In addition to options on securities, a fund may also purchase and sell call and put options on securities indexes. A stock index reflects in a single number the market value of many different stocks. Relative values are assigned to the stocks included in an index and the index fluctuates with changes in the market values of the stocks. The options give the holder the right to receive a cash settlement during the term of the option based on the difference between the exercise price and the value of the index. By writing a put or call option on a securities index, a fund is obligated, in return for the premium received, to make delivery of this amount. A fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.


Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. A fund will not purchase these options unless a fund's sub-adviser is satisfied with the development, depth and liquidity of the market and believes the options can be closed out.


Price movements in a fund's securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and will depend, in part, on the ability of its sub-adviser to predict correctly movements in the direction of the stock market generally or of a particular industry. Because options on securities indexes require settlement in cash, a fund's sub-adviser may be forced to liquidate fund securities to meet settlement obligations.


The amount of risk a fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.


Options on Foreign Currencies. Subject to any investment restrictions, a fund may buy and write options on foreign currencies in a manner similar to that in which futures contracts or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which fund securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of fund securities, a fund may buy put options on the foreign currency. If the value of the currency declines, such fund will have the right to sell such currency for a fixed amount in U.S. dollars and will offset, in whole or in part, the adverse effect on its portfolio.


Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a fund may buy call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, a fund could sustain losses on transactions in foreign currency options that would require such fund to forego a portion or all of the benefits of advantageous changes in those rates. In addition, in the case of other types of options, the benefit to the fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs.


A fund may also write options on foreign currencies. For example, in attempting to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, a fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of fund securities will be offset by the amount of the premium received.


Similarly, instead of purchasing a call option to attempt to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow that fund to hedge the increased cost up to the amount of premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and a fund would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a fund also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.


A fund may write covered call options on foreign currencies. A call option written on a foreign currency by a fund is "covered" if that fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration that is segregated by its custodian) upon conversion or exchange of other foreign currency held in its fund. A call option is also covered if: (i) the fund holds a call at the same exercise price for the same exercise period and on the same currency as the call written; or (ii) at the time the call is written, an amount of cash, U.S. government securities or other liquid assets equal to the fluctuating market value of the optioned currency is segregated with the custodian.


A fund may write call options on foreign currencies for cross-hedging purposes that would not be deemed to be covered. A call option on a foreign currency is for cross-hedging purposes if it is not covered but is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which the fund owns or has the right to acquire and which is denominated in the currency underlying the option. In such circumstances, a fund collateralizes the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.


Forward Contracts. A forward contract is an agreement between two parties in
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which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future, and the other party is obligated to pay a specified invoice amount for the assets at the time of delivery. A fund may enter into forward contracts to purchase and sell government securities, foreign currencies or other financial instruments. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.


The following discussion summarizes a fund's principal uses of forward foreign currency exchange contracts ("forward currency contracts").

A fund may enter into forward currency contracts with stated contract values of up to the value of that fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed upon price (which may be in U.S. dollars or another currency). A fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business.


They may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell ("transaction hedge"). A fund also may hedge some or all of its investments denominated in foreign currency, or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the U.S. dollar. This is accomplished by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its fund securities denominated in that currency ("position hedge"), or by participating in options or futures contracts with respect to the currency.


A fund also may enter into a forward currency contract with respect to a currency where such fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge"). In any of these circumstances a fund may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the fund's sub-adviser believes there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge").


These types of hedging seek to minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of, or rates of return on, a fund's foreign currency denominated fund securities.


The matching of the increase in value of a forward currency contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting a fund's currency exposure from one foreign currency to another removes that fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to such fund if the fund's sub-adviser's position projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for a fund than if it had not entered into such contracts.


A fund will cover outstanding forward currency contracts by maintaining liquid fund securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that a fund is not able to cover its forward currency positions with underlying fund securities, its custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of such fund's commitments under forward contracts entered into with respect to position hedges, cross-hedges and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, the fund will find alternative cover or segregate additional cash or other liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of a fund's commitments with respect to such contracts.


As an alternative to segregating assets, a fund may buy call options permitting the fund to buy the amount of foreign currency being hedged by a forward sale contract, or a fund may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.


While forward currency contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward currency contracts. In such event, a fund's ability to utilize forward currency contracts may be restricted. In addition, a fund may not always be able to enter into forward currency contracts at attractive prices and may be limited in its ability to use these contracts to hedge its assets.


Swaps and Swap-Related Products. In order to attempt to protect the value of
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its investments from interest rate or currency exchange rate fluctuations, a fund may, subject to its investment restrictions, enter into interest rate and currency exchange rate swaps, and may buy or sell interest rate and currency exchange rate caps and floors. A fund's sub-adviser may enter into these transactions primarily to attempt to preserve a return or spread on a particular investment or portion of its portfolio. A fund also may enter into these transactions to attempt to protect against any increase in the price of securities the fund may consider buying at a later date.


The funds do not intend to use these transactions as a speculative investment. Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The exchange commitments can involve payments to be made in the same currency or in different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate floor.


A fund, subject to its investment restrictions, enters into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with a fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a fund's obligations over its entitlements with respect to each interest rate swap, will be calculated on a daily basis. An amount of cash or other liquid assets having an aggregate net asset at least equal to the accrued excess will be segregated by its custodian.


If a fund enters into an interest rate swap on other than a net basis, it will maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. A fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one nationally recognized statistical rating organization at the time of entering into such transaction. A fund's sub-adviser will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction.


The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. The sub-advisers have determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent a fund sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.


There is no limit on the amount of interest rate swap transactions that may be entered into by a fund, unless so stated in its investment objectives, although none of the funds presently intends to engage in such transactions in excess of 5% of its total assets. These transactions may in some instances involve the delivery of securities or other underlying assets by a fund or its counterparty to collateralize obligations under the swap.


Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the interest payments that a fund is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, a fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. A fund may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.


In addition to the instruments, strategies and risks described in this SAI and in the prospectus, there may be additional opportunities in connection with options, futures contracts, forward currency contracts and other hedging techniques that become available as a fund's sub-adviser develops new techniques, as regulatory authorities broaden the range of permitted transactions, and as new instruments are developed. The funds' sub-advisers may use these opportunities to the extent they are consistent with each fund's investment objective and as are permitted by a fund's investment limitations and applicable regulatory requirements.


Index Options. In seeking to hedge all or a portion of its investments, a fund
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may purchase and write put and call options on securities indices listed on U.S. or foreign securities exchanges or traded in the over-the-counter market, which indices include securities held in the funds. The funds with such option writing authority may write only covered options. A fund may also use securities index options as a means of participating in a securities market without making direct purchases of securities.


A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index. Options on securities indices are generally similar to options on specific securities. Unlike options on securities, however, options on securities indices do not involve the delivery on an underlying security; the option in the case of an option on a securities index represents the holder's right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a call) or is less than (in the case of a put) the closing value of the underlying securities index on the exercise date. A fund may purchase and write put and call options on securities indices or securities index futures contracts that are traded on a U.S. exchange or board of trade or a foreign exchange, to the extent permitted under rules and interpretations of the CFTC, as a hedge against changes in market conditions and interest rates, and for duration management, and may enter into closing transactions with respect to those options to terminate existing positions. A securities index fluctuates with changes in the market values of the securities included in the index. Securities index options may be based on a broad or narrow market index or on an industry or market segment.


The delivery requirements of options on securities indices differ from options on securities. Unlike a securities option, which contemplates the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in securities index options prior to expiration by entering into a closing transaction on an exchange or it may allow the option to expire unexercised.


The effectiveness of purchasing or writing securities index options as a hedging technique will depend upon the extent to which price movements in the portion of a securities portfolio being hedged correlate with price movements of the securities index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether a fund realizes a gain or loss from the purchase of writing of options on an index depends upon movements in the level of prices in the market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular security. As a result, successful use by a fund of options on securities indices is subject to the sub-adviser's ability to predict correctly movements in the direction of the market generally or of a particular industry. This ability contemplates different skills and techniques from those used in predicting changes in the price of individual securities.


Securities index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded. The ability of a fund to engage in closing purchase transactions with respect to securities index options depends on the existence of a liquid secondary market. Although a fund will generally purchase or write securities index options only if a liquid secondary market for the options purchased or sold appears to exist, no such secondary market may exist, or the market may cease to exist at some future date, for some options. No assurance can be given that a closing purchase transaction can be effected when the sub-adviser desires that a fund engage in such a transaction.


WEBS and Other Index-Related Securities. Subject to limitations under the 1940
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Act, a fund may invest in shares of an investment company whose shares are known as "World Equity Benchmark Shares" or "WEBS." WEBS have been listed for trading on the American Stock Exchange, Inc. The funds also may invest in the CountryBaskets Index Fund, Inc., or another fund the shares of which are the substantial equivalent of WEBS. A fund may invest in S&P Depositary Receipts, or "SPDRs." SPDRs are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of the S&P 500 Index. A fund investing in a SPDR would be entitled to the dividends that accrue to the S&P 500 stocks in the underlying portfolio, less trust expenses. Investing in these securities may result in duplication of certain fees and expenses paid by these securities in addition to the advisory fees and expenses paid by the fund.


Euro Instruments. The funds may each make investments in Euro instruments. Euro
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instruments are U.S. dollar-denominated futures contracts, or options thereon, which are linked to the London Interbank Offered Rate (the "LIBOR"), although foreign currency-denominated instruments are available from time to time. Euro futures contracts enable purchasers to obtain a fixed rate for the lending of funds, and sellers to obtain a fixed rate for borrowings. A fund might use Euro futures contracts and options thereon to hedge against changes in LIBOR, which may be linked to many interest rate swaps and fixed income instruments.


Special Investment Considerations and Risks. The successful use of the
-------------------------------------------
investment practices described above with respect to futures contracts, options on futures contracts, forward contracts, options on securities, options on foreign currencies and swaps and swap-related products draws upon skills and experience which are different from those needed to select the other instruments in which a fund may invest. Should interest or exchange rates, or the prices of securities or financial indices move in an unexpected manner, a fund may not achieve the desired benefits of the foregoing instruments or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to options on currencies, forward contracts and other negotiated or over-the-counter instruments, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.


A fund's ability to dispose of its positions in the foregoing instruments will depend on the availability of liquid markets in the instruments. Markets in a number of the instruments are relatively new and still developing, and it is impossible to predict the amount of trading interest that may exist in those instruments in the future.


Particular risks exist with respect to the use of each of the foregoing instruments and could result in such adverse consequences to a fund as: the possible loss of the entire premium paid for an option bought by a fund; the inability of the fund, as the writer of a covered call option, to benefit from the appreciation of the underlying securities above the exercise price of the option; and the possible need to defer closing out positions in certain instruments to avoid adverse tax consequences. As a result, no assurance can be given that a fund will be able to use those instruments effectively for their intended purposes.


In connection with certain of its hedging transactions, a fund must segregate assets with the fund's custodian bank to ensure that such fund will be able to meet its obligations pursuant to these instruments. Segregated assets generally may not be disposed of for so long as a fund maintains the positions giving rise to the segregation requirement. Segregation of a large percentage of a fund's assets could impede implementation of that fund's investment policies or its ability to meet redemption requests or other current obligations.


Additional Risks of Options on Foreign Currencies, Forward Contracts and
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Foreign Instruments. Unlike transactions entered into by a fund in futures
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contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation.


Options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.


Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.


The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events.


In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign government restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement. These include such things as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.


In addition, options on U.S. government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by: (i) other complex foreign political and economic factors; (ii) less availability than that available in the United States of data on which to make trading decisions; (iii) delays in a fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) low trading volume.


SOVEREIGN DEBT SECURITIES
(IDEX GABELLI GLOBAL GROWTH)


The IDEX Gabelli Global Growth portfolio may invest in securities issued or guaranteed by any country and denominated in any currency. The fund expects that it generally will invest in developed countries including Australia, Canada, Finland, France, Germany, the Netherlands, Japan, Italy, New Zealand, Norway, Spain, Sweden, the United Kingdom and the United States. The obligations of governmental entities have various kinds of government support and include obligations issued or guaranteed by governmental entities with taxing power. These obligations may or may not be supported by the full faith and credit of a government. Debt securities issued or guaranteed by foreign governmental entities have credit characteristics similar to those of domestic debt securities but include additional risks. These additional risks include those resulting from devaluation of currencies, future adverse political and economic developments and other foreign governmental laws.


The fund may also purchase securities issued by semi-governmental or supranational agencies such as the Asian Developmental Bank, the International Bank for Reconstruction and Development, the Export-Import Bank and the European Investment Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. The fund will not invest more than 25% of its assets in the securities of supranational entities.

OTHER INVESTMENT COMPANIES


Subject to its investment restrictions, a fund may invest in securities issued by other investment companies as permitted. A fund may indirectly bear a portion of any investment advisory fees and expenses paid by funds in which it invests, in addition to the advisory fees and expenses paid by the fund.




WHEN-ISSUED, DELAYED SETTLEMENT AND
FORWARD DELIVERY SECURITIES


Securities may be purchased and sold on a "when-issued," "delayed settlement," or "forward (delayed) delivery" basis.


"When-issued" or "forward delivery" refers to securities whose terms are available, and for which a market exists, but which are not available for immediate delivery. When-issued or forward delivery transactions may be expected to occur a month or more before delivery is due.


A fund may engage in when-issued transactions to obtain what is considered to be an advantageous price and yield at the time of the transaction. When a fund engages in when-issued or forward delivery transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purpose of investment leverage.


"Delayed settlement" is a term used to describe settlement of a securities transaction in the secondary market which will occur sometime in the future. No payment or delivery is made by a fund until it receives payment or delivery from the other party for any of the above transactions.


The fund will segregate with its custodian cash, U.S. government securities or other liquid assets at least equal to the value or purchase commitments until payment is made. The segregated securities will either mature or, if necessary, be sold on or before the settlement date. Typically, no income accrues on securities purchased on a delayed delivery basis prior to the time delivery of the securities is made, although a fund may earn income on securities it has segregated to collateralize its delayed delivery purchases.


New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.


                                 RISK FACTORS


At the time of settlement, the market value of the security may be more or less than the purchase price. A fund bears the risk of such market value fluctuations. These transactions also involve the risk that the other party to the transaction may default on its obligation to make payment or delivery. As a result, the fund may be delayed or prevented from completing the transaction and may incur additional costs as a consequence of the delay.

ZERO COUPON, PAY-IN-KIND AND
STEP COUPON SECURITIES


Subject to its investment restrictions, a fund may invest in zero coupon, pay-in-kind and step-coupon securities. Zero-coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made. The IDEX Janus Flexible Income may also invest in "strips," which are debt securities that are stripped of their interest after the securities are issued, but otherwise are comparable to zero coupon bonds.


Current federal income tax law requires holders of zero-coupon securities and step-coupon securities to report the portion of the original issue discount on such securities that accrues that year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986 ("Code"), a fund must distribute its investment company taxable income, including the original issue discount accrued on zero-coupon or step-coupon bonds. Because it will not receive cash payments on a current basis in respect of accrued original-issue discount on zero-coupon bonds or step-coupon bonds during the period before interest payments begin, in some years a fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. A fund might obtain such cash from selling other portfolio holdings. These actions may reduce the assets to which fund expenses could be allocated and may reduce the rate of return for such fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for a fund to sell the securities at the time.


Generally, the market prices of zero-coupon bonds and strip securities are more volatile than the prices of securities that pay interest periodically in cash and they are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

INCOME PRODUCING SECURITIES


IDEX Janus Flexible Income focuses its investments in income-producing securities.


IDEX Janus Flexible Income will purchase defaulted securities only when the sub-adviser believes, based upon analysis of the financial condition, results of operations and economic outlook of an issuer, that there is potential for resumption of income payments and that the securities offer an unusual opportunity for capital appreciation. Notwithstanding the sub-adviser's belief as to the resumption of income payments, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:

      Financial and Market Risks. Investments in securities that are in default
      --------------------------
      involve a high degree of financial and market risks that can result in substantial, or at times even total, losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.

      Disposition of Fund Securities. IDEX Janus Flexible Income generally
      ------------------------------
      intends to purchase securities for which its sub-adviser expects an active market to be maintained, defaulted securities may be less actively traded than other securities making it more difficult to dispose of substantial holdings of such securities at prevailing market prices. IDEX Janus Flexible Income will limit its holdings of any such securities to amounts that the sub-adviser believes could be readily sold, and its holdings of such securities would, in any event, be limited so as not to limit IDEX Janus Flexible Income's ability to readily dispose of its securities to meet redemptions.

      Other. Defaulted securities require active monitoring and may, at times,
      -----
      require participation in bankruptcy or receivership proceedings on behalf of the IDEX Janus Flexible Income.


Other types of income producing securities that the funds may purchase include, but are not limited to, the following:

      Variable and Floating Rate Obligations. These types of securities are
      --------------------------------------
      relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

      Standby Commitments. These instruments, which are similar to a put, give
      -------------------
      a fund the option to obligate a broker, dealer or bank to repurchase a security held by a fund at a specified price.

      Tender Option Bonds. Tender option bonds are relatively long-term bonds
      -------------------
      that are coupled with the agreement of a third party (such as a broker, dealer or bank) to grant the holders of such securities the option to tender the securities to the institution at periodic intervals.

      Inverse Floaters. Inverse floaters are instruments whose interest bears
      ----------------
      an inverse relationship to the interest rate on another security. The funds will not invest more than 5% of their respective assets in inverse floaters.


The funds will purchase instruments with demand features, standby commitments and tender option bonds primarily for the purpose of increasing the liquidity of their portfolios.


-Risk Factors


      These investments are subject to credit risk and market risk. Credit risk relates to the party's ability to make payment upon demand; market risk relates to the fact that the value of the security will be impacted by the rise and fall of interest rates.


LENDING OF FUND SECURITIES


Subject to any applicable investment restriction relating to lending, a fund may lend securities from its portfolio. Under applicable regulatory requirements (which are subject to change), the following conditions apply to securities loans: a) the loan must be continuously secured by liquid assets maintained on a current basis in an amount at least equal to the market value of the securities loaned; b) a fund must receive any dividends or interest paid by the issuer on such securities; c) a fund must have the right to call the loan and obtain the securities loaned at any time upon notice of not more than five business days, including the right to call the loan to permit voting of the securities; and d) a fund must receive either interest from the investment of collateral or a fixed fee from the borrower. Securities loaned by a fund remain subject to fluctuations in market value. A fund may pay reasonable finders, custodian and administrative fees in connection with a loan. Securities lending, as with other extensions of credit, involves the risk that the borrower may default. Although securities loans will be fully collateralized at all times, a fund may experience delays in, or be prevented from, recovering the collateral. During a period that a fund seeks to enforce its rights against the borrower, the collateral and the securities loaned remain subject to fluctuations in market value. A fund may also incur expenses in enforcing its rights. If a fund has sold the loaned security, it may not be able to settle the sale of the security and may incur potential liability to the buyer of the security on loan for its costs to cover the purchase. A fund will not lend securities to any adviser or sub-adviser to the funds or their affiliates. By lending its securities, a fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as by either investing the cash collateral in short-term securities or by earning income in the form of interest paid by the borrower when U.S. government securities are used as collateral.


JOINT TRADING ACCOUNTS


IDEX Janus Growth, IDEX Janus Global, IDEX Janus Flexible Income and IDEX Janus Growth & Income, IDEX Janus Balanced, IDEX Janus Capital Appreciation, and other clients of Janus and its affiliates, may place assets in joint trading accounts for the purpose of making short-term investments in money market instruments. The Board of Trustees must approve the participation of each of these funds in these joint trading accounts and procedures pursuant to which the joint accounts will operate. The joint trading accounts are to be operated pursuant to an exemptive order issued to Janus and certain of its affiliates by the SEC. All joint account participants, including these funds, will bear the expenses of the joint trading accounts in proportion to their investments. Financial difficulties of other participants in the joint accounts could cause delays or other difficulties for the funds in withdrawing their assets from joint trading accounts.


ILLIQUID SECURITIES


Subject to its investment restrictions, a fund may invest its assets in illiquid securities (i.e., securities that are not readily marketable). The Board of Trustees has authorized the sub-advisers to make liquidity determinations with respect to its securities, including Rule 144A securities, commercial paper and municipal lease obligations in accordance with the guidelines established by the Board of Trustees. Under the guidelines, the sub-adviser will consider the following factors in determining whether a Rule 144A security or a municipal lease obligation is liquid: 1) the frequency of trades and quoted prices for the security; 2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; 3) the willingness of dealers to undertake to make a market in the security; and
4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. With respect to municipal lease obligations, the sub-adviser of IDEX Federated Tax Exempt and IDEX Janus Flexible Income will also consider factors unique to municipal lease obligations including the general creditworthiness of the municipality, the importance of the property covered by the lease obligation and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by the fund. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. A fund may be restricted in its ability to sell such securities at a time when the sub-adviser deems it advisable to do so. In addition, in order to meet redemption requests, a fund may have to sell other assets, rather than such illiquid securities, at a time which is not advantageous.


SECURITIES SUBJECT TO REORGANIZATION
(IDEX GABELLI GLOBAL GROWTH)


The IDEX Gabelli Global Growth fund may invest in securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or reorganization proposal has been announced if, in the judgment of Gabelli, there is a reasonable prospect of high total return significantly greater than the brokerage and other transaction expenses involved.


In general, securities which are the subject of such an offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or may also discount what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated.


Such investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires unusually broad knowledge and experience on the part of the sub-adviser which must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction but also the financial resources and business motivation of the offer and the dynamics and business climate when the offer of the proposal is in process. Since such investments are ordinarily short-term in nature, they will tend to increase the turnover ratio of the portfolio thereby increasing its brokerage and other transaction expenses. Gabelli intends to select investments of the type described which, in its view, have a reasonable prospect of capital appreciation which is significant in relation to both risk involved and the potential of available alternate investments

EQUITY EQUIVALENTS
(IDEX American Century Income & Growth)


In addition to investing in common stocks, the funds may invest in other equity securities and equity equivalents, including securities that permit a fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible debt securites.


The fund will limit its holdings of convertible debt securities to those that, at the time of purchase, are rated at least B- by S&P or B3 by Moody's, or, if not rated by S&P or Moody's, are of equivalent investment quality as determined by the sub-adviser. A fund's investments in convertible debt securities and other high-yield, non-convertible debt securites rated below investment-grade will comprise less than 35% of the fund's net assets. Debt securities rated below the four highest categories are not considered "investment-grade" obligations. These securities have speculative characteristics and present more credit risk than investment-grade obligations. Equity equivalents also may include securities whose value or return is derived from the value or return of a different security. Depositary receipts, are an example of the type of derivative security in which the fund might invest.

REPURCHASE AND REVERSE REPURCHASE
AGREEMENTS


Subject to its investment restrictions, a fund may enter into repurchase and reverse repurchase agreements. Reverse repurchase agreements are also subject to the applicable restrictions regarding senior securities. In a repurchase agreement, a fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or collateral. A fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a fund in connection with bankruptcy proceedings), it is the policy of each fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the sub-adviser for that fund and approved by the Board of Trustees. In addition, the funds currently intend to invest primarily in repurchase agreements collateralized by cash, U.S. government securities, or money market instruments whose value equals at least 100% of the repurchase price, marked-to-market daily.


In a reverse repurchase agreement, a fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a fund will segregate with its custodian cash and appropriate liquid assets with the funds' custodian to cover its obligation under the agreement. The funds will enter into reverse repurchase agreements only with parties the investment sub-adviser for each fund deems creditworthy and that have been reviewed by the Board of Trustees.


The IDEX Goldman Sachs Growth may, together with other registered investment companies managed by GSAM or its affiliates, transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.


Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Reverse repurchase agreements may expose a fund to greater fluctuations in the value of its assets.


PASS-THROUGH SECURITIES


Each of the funds may, in varying degrees, invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that has been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the funds.


The most common type of pass-through securities are mortgage-backed securities. Government National Mortgage Association ("GNMA") Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from traditional bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. A fund will generally purchase "modified pass-through" GNMA Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. government.


The Federal Home Loan Mortgage Corporation ("FHLMC") issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. FHLMC guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by FHLMC as to timely payment of principal and interest, but is not backed by the full faith and credit of the U.S. government.


The Federal National Mortgage Association ("FNMA") issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble

GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by FNMA as to timely payment of principal and interest, but it is not backed by the full faith and credit of the U.S. government.


Each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders (such as a fund), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, some of a fund's higher yielding mortgage-backed securities may be converted to cash. That fund will then be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Mortgage and asset-backed securities may have periodic income payments or may pay interest at maturity (as is the case with Treasury bills or zero-coupon bonds).


Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies or other providers of credit. Generally, the originating bank or credit provider is neither the obligor or guarantor of the security and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. Tax-exempt asset-backed securities include units of beneficial interests in pools of purchase contracts, financing leases, and sales agreements that may be created when a municipality enters into an installment purchase contract or lease with a vendor. Such securities may be secured by the assets purchased or leased by the municipality; however, if the municipality stops making payments, there generally will be no recourse against the vendor. The market for tax-exempt asset-backed securities is still relatively new. These obligations are likely to involve unscheduled prepayments of principal.


HIGH YIELD/HIGH-RISK BONDS


High-yield/high-risk bonds, below investment grade securities (commonly known as "junk bonds") involve significant credit and liquidity concerns and fluctuating yields, and are not suitable for short-term investing. Higher yields are ordinarily available on fixed-income securities which are unrated or are rated in the lower rating categories of recognized rating services such as Moody's and Standard & Poor's.


Valuation risks. Lower rated bonds also involve the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a fund owning such bonds would experience a reduction in its income, and could expect a decline in the market value of the securities so affected. Such funds, furthermore, may incur additional costs in seeking the recovery of the defaulted securities. More careful analysis of the financial condition of each issuer of lower rated securities is therefore necessary. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payments obligations, to meet projected business goals and to obtain additional financing.


The market prices of lower grade securities are generally less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic or political changes or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities. Past experience with high-yield securities in a prolonged economic downturn may not provide an accurate indication of future performance during such periods.


Liquidity risks. Lower rated securities also may have less liquid markets than higher rated securities, and their liquidity as well as their value may be more severely affected by adverse economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a greater negative impact on the market for lower rated bonds.


Unrated securities are not necessarily of lower quality than rated securities, but the markets for lower rated and nonrated securities are more limited than those in which higher rated securities are traded. In addition, an economic downturn or increase in interest rates is likely to have a greater negative effect on: (i) the market for lower rated and nonrated securities; (ii) the value of high yield debt securities held by a fund; (iii) the new asset value of a fund holding such securities; and (iv) the ability of the bonds' issuers to repay principal and interest, meet projected business goals and obtain additional financing than on higher rated securities.

WARRANTS AND RIGHTS


Subject to its investment restrictions, a fund may invest in warrants and rights. A warrant is a type of security that entitles the holder to buy a proportionate amount of common stock at a specified price, usually higher than the market price at the time of issuance, for a period of years or to perpetuity. In contrast, rights, which also represent the right to buy common shares, normally have a subscription price lower than the current market value of the common stock and a life of two to four weeks.


U.S. GOVERNMENT SECURITIES


Examples of the types of U.S. government securities that a fund may hold include, in addition to those described in the prospectus and direct obligations of the U.S. Treasury, the obligations of the Federal Housing Administration, Farmers Home Administration, Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Bank, Federal Intermediate Credit Banks, Federal Land Banks and Maritime Administration. U.S. government securities may be supported by the full faith and credit of the U.S. government (such as securities of the Small Business Administration); by the right of the issuer to borrow from the Treasury (such as securities of the Federal Home Loan Bank); by the discretionary authority of the U.S. government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association); or only by the credit of the issuing agency.


TEMPORARY DEFENSIVE POSITION


For temporary defensive purposes, a portfolio may, at times, choose to hold some portion of its net assets in cash, or to invest that cash in a variety of debt securities. This may be done as a defensive measure at times when desirable risk/reward characteristics are not available in stocks or to earn income from otherwise uninvested cash. When a fund increases its cash or debt investment position, its income may increase while its ability to participate in stock market advances or declines decrease. Furthermore, when a fund assumes a temporary defensive position it may not be able to achieve its investment objective.

MONEY MARKET RESERVES
(IDEX T. Rowe Price Small Cap and
IDEX T. Rowe Price Dividend Growth)


It is expected that these funds will invest their cash reserves primarily in a money market fund established for the exclusive use of the T. Rowe Price family of mutual funds and other clients of T. Rowe Price and Price-Fleming. The Reserve Investment Fund ("RIF") and Government Reserve Investment Fund ("GRIF") are series of Reserve Investment Funds, Inc. Additional series may be created in the future. These funds were created and operate pursuant to an Exemptive Order issued by the SEC (Investment Company Act Release No. IC-22770, July 29,
1997).


The funds must comply with the requirements of Rule 2a-7 under the 1940 Act governing money market funds. To that end, the RIF invests at least 95% of its total assets in prime money market instruments receiving the highest credit rating from at least one Nationally Recognized Statistical Rating Organization. The GRIF invests primarily in a portfolio of U.S. Government-backed securities, primarily U.S. Treasuries, and repurchase agreements thereon.


The RIF and GRIF provide very efficient means of managing the cash reserves of the funds. While the RIF does not pay an advisory fee to the investment manager, they will incur other expenses. However, the RIF and GRIF are expected by T. Rowe Price to operate at very low expense ratios. The funds will only invest in the RIF or GRIF to the extent it is consistent with their objectives and programs and the terms of the Exemptive Order issued by the SEC.


The RIF and GRIF are not insured or guaranteed by the U.S. government, and there is no assurance they will maintain a stable net asset value of $1.00 per share. Investing in these securities may result in duplication of certain fees and expenses.

TURNOVER RATE


Fund*                                             October 31, 2001
-----                                             -----------------
        IDEX Alger Aggressive Growth                       --
        IDEX Janus Capital Appreciation                    --
        IDEX Janus Global                                  --
        IDEX Janus Growth                                  --
        IDEX Jennison Equity Opportunity                   --
        IDEX Salomon Investors Value/2/                  49.75%
        IDEX LKCM Strategic Total Return                   --
        IDEX Transamerica Value Balanced/3/                --
        IDEX Janus Balanced                                --
        IDEX Janus Flexible Income                         --
        IDEX Transamerica Conservative High
             Yield Bond/4/                              11.37%
        IDEX Federated Tax Exempt                          --
        IDEX Goldman Sachs Growth                          --
        IDEX T. Rowe Price Tax-Effect/5/                58.32%
        IDEX T. Rowe Price Small Cap                       --
        IDEX Salomon All Cap                               --
        IDEX Pilgrim Baxter Mid Cap Growth                 --
        IDEX Piligrim Baxter Technology                142.19%
        IDEX Transamerica Small Company                 18.58%
        IDEX Transamerica Equity                           --
        IDEX Great Companies -- America/SM/                --
        IDEX Great Companies -- Technology/SM/             --
        IDEX Great Companies -- Global/2/                  --
        IDEX Gabelli Global Growth                         --
        IDEX Janus Growth & Income                         --
        IDEX American Century Income & Growth              --
        IDEX American Century International                --
        IDEX Isabelle Small Cap Value                      --
        IDEX Munder Net 50                                 --

------------------------------

 1 Information is not included for IDEX Conservative Asset Allocation, IDEX
   Moderate Asset Allocation, IDEX Moderately Aggressive Asset Allocation,
   IDEX T. Rowe Price Health Sciences, IDEX Transamerica Convertible Securities, IDEX Transamerica Money Market, and IDEX PIMCO Total Return as they commenced operations on March 1, 2002.
 2 Prior to February 28, 2002, NWQ Investment Management Co., Inc. served as sub-adviser to this fund and the fund was named IDEX NWQ Value Equity.
 3 Prior to August 24, 2001, Dean Investments Associates served as sub-adviser to this fund and the fund was named IDEX Dean Asset Allocation.
 4 Prior to March 1, 2002, AEGON USA Investment Management, Inc. served as sub-advisor to this fund and the fund was named IDEX AEGON Income Plus.
 5 Prior to March 1, 2002, this fund was named IDEX T.Rowe Price Dividend
   Growth.



As stated in the prospectus, each of the funds generally intends to purchase and sell securities as deemed appropriate by the fund's sub-adviser to further a fund's stated investment objective, and the rate of fund turnover is not expected to be a limiting factor when changes are deemed to be appropriate. Fund transactions for IDEX Federated Tax Exempt and IDEX Transamerica Conservative High Yield Bond are ordinarily undertaken to achieve each fund's investment objective in light of anticipated movements in the level of interest rates. The investment policies of IDEX Federated Tax Exempt and IDEX Transamerica Conservative High Yield Bond may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest rates.


These percentages are calculated by dividing the lesser of purchases or sales of fund securities during the fiscal year by the monthly average of the value of such securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). For example, a fund turnover rate of 100% would mean that all of a fund's securities (except those excluded from the calculation) were replaced once in a period of one year. A high rate of fund turnover generally involves correspondingly greater brokerage commission expenses.


Turnover rates may vary greatly from year to year, as well as within a particular year, and may also be affected by cash requirements for redemptions of a fund's shares and by requirements, the satisfaction of which enable the fund to receive favorable tax treatment. Because the rate of fund turnover is not a limiting factor, particular holdings may be sold at any time if investment judgment or fund operations make a sale advisable. As a result, the annual fund turnover rate in future years may exceed the percentage shown above.

INVESTMENT ADVISORY AND OTHER SERVICES

IDEX Mutual Funds has entered into a Management and Investment Advisory Agreement ("Advisory Agreement") on behalf of each fund with AEGON Transamerica Fund Advisers, Inc. ("ATFA"), located at 570 Carillon Parkway, St. Petersburg, Florida 33716. ATFA supervises each respective fund's investments and conducts its investment program. Prior to January 1, 2002, IDEX Management, Inc. ("IMI"), located at 570 Carillon Parkway, St. Petersburg, Florida 33716 served as investment adviser to the Fund.


The Advisory Agreement provides that ATFA will perform the following services or cause them to be performed by others: (i) furnish to the fund investment advice and recommendations; (ii) supervise the purchase and sale of securities as directed by appropriate fund officers, and (iii) be responsible for the administration of each fund.


Investment Adviser Compensation


ATFA receives annual compensation from each fund in the form of a percentage of the fund's average daily net assets. The table below lists those percentages by fund.



Fund                                      Percentage of Average Daily Net Assets
----                                      --------------------------------------
IDEX Janus Capital Appreciation           1.00% of the first $750 million
IDEX Janus Global                         0.90% over $750 million up to $1 billion
IDEX Janus Growth                         0.85% in excess of $1 billion
IDEX Janus Balanced

IDEX Janus Growth & Income                1.00% of first $100 million
                                          0.95% over $100 million up to $500 million
                                          0.85% in excess of $500 million

IDEX Janus Flexible Income                0.90% of the first $100 million
                                          0.80% over $100 million up to $250 million

IDEX Transamerica Convervative High       0.60% of fund's average daily net assets
 Yield Bond
IDEX Federated Tax Exempt

IDEX Alger Aggressive Growth              0.80% of the first $500 million
IDEX Jennison Equity Opportunity          0.70% in excess of $500 million
IDEX Salomon Investors Value
IDEX LKCM Strategic Total Return
IDEX Goldman Sachs Growth
IDEX T. Rowe Price Tax-Efficient
IDEX Salomon All Cap
IDEX Pilgrim Baxter Mid Cap Growth
IDEX T. Rowe Price Small Cap
IDEX Transamerica Equity
IDEX Great Companies - America/SM/
IDEX Great Companies - Technology/SM/
IDEX Great Companies - Global/2/

IDEX Gabelli Global Growth                1.00% of the first $500 million
                                          0.90% over 500 million up to $1 billion
                                          0.80% in excess of $1 billion

IDEX American Century Income & Growth     0.90% of the first $100 million
                                          0.85% over 100 million up to $250 million
                                          0.80% in excess of $250 million

IDEX American Century International       1.00% of the first $50 million
                                          0.95% over $50 million up to $150 million
                                          0.90% over $150 million up to $500 million
                                          0.85% in excess of $500 million

IDEX Isabelle Small Cap Value             0.90% of the first $200 million
                                          0.85% in excess of $200 million

IDEX Conservative Asset Allocation        0.10% of the average daily net assets
IDEX Moderate Asset Allocation
IDEX Moderately Aggressive Asset
 Allocation
IDEX Aggressive Asset Allocation

IDEX T. Rowe Price Health Sciences        1.00% of the first $500 million
                                          0.95% in excess of $500 million

IDEX Transamerica Convertible Securities  0.80% of the first $500 million
                                          0.70% in excess of $500 million

IDEX Transamerica Money Market            0.40% of the average daily net assets

IDEX PIMCO Total Return                   0.70% of the average daily net assets

IDEX Transamerica Value Balanced          0.80% of the first $500
                                          0.70% in excess of $500 million

IDEX Pilgrim Baxter Technology            1.00% of the first $500 million
                                          0.90% in excess of $500 million

IDEX Transamerica Small Company           0.80% of the first $500 million
                                          0.70% in excess of $500 million

IDEX Munder Net50                         1.00% of the first $1 billion
                                          0.95% in excess of $1 billion


The duties and responsibilities of the investment adviser are specified in the Advisory Agreement. The Advisory Agreement was approved by the Board of Trustees (including a majority of trustees who are not parties to the Advisory Agreement or interested persons, as defined by the 1940 Act, of any such party). The Advisory Agreement is not assignable and may be terminated without penalty upon 60 days' written notice at the option of either the Fund, ATFA or by a vote of shareholders of each fund. The Advisory Agreement provides that it can be continued from year to year so long as such continuance is specifically approved annually (a) by the Board of Trustees or by a majority of the outstanding shares of each fund and (b) by a majority vote of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party cast in person at a special meeting called for such purposes.


The Advisory Agreement also provides that ATFA shall not be liable to the funds or to any shareholder for any error of judgment or mistake of law or for any loss suffered by a fund or by any shareholder in connection with matters to which the Advisory Agreement relates, except for a breach of fiduciary duty or a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard on the part of ATFA in the performance of its duties thereunder.


Investment Advisory Agreement


The Investment Advisory Agreement became effective as follows:




Fund                                               Effective Date
----                                               --------------
IDEX Federated Tax Exempt                          June 15, 2000
IDEX Great Companies - America/SM/                 June 15, 2000
IDEX Great Companines - Technology/SM/             June 15, 2000
IDEX Alger Aggressive Growth                       September 30, 1994
IDEX LKCM Strategic Total Return                   September 30, 1994
IDEX Transamerica Value Balanced                   August 24, 2001
IDEX Jennison Equity Opportunity                   December 1, 2000
IDEX Salomon Investors Value                       March 1, 2002
IDEX Janus Capital Appreciation                    June 25, 1998
IDEX Janus Global                                  June 25, 1998
IDEX Janus Growth                                  June 25, 1998
IDEX Janus Balanced                                June 25, 1998
IDEX Janus Flexible Income                         June 25, 1998
IDEX Pilgrim Baxter Mid Cap Growth                 March 1, 1999
IDEX T. Rowe Price Small Cap                       March 1, 1999
IDEX Goldman Sachs Growth                          March 1, 1999
IDEX T. Rowe Price Tax-Efficient                   March 1, 2002
IDEX Salomon All Cap                               March 1, 1999
IDEX Transamerica Equity                           March 1, 2000
IDEX Great Companies Global/2/                     September 1, 2000
IDEX Gabelli Global Growth                         September 1, 2000
IDEX Janus Growth & Income                         December 1, 2000
IDEX American Century Income & Growth              March 1, 2001
IDEX American Century International                March 1, 2001
IDEX Isabelle Small Cap Value                      March 1, 2001
IDEX Conservative Asset Allocation                 March 1, 2002
IDEX Moderate Asset Allocation                     March 1, 2002
IDEX Moderately Aggressive Asset Allocation        March 1, 2002
IDEX Aggressive Asset Allocation                   March 1, 2002
IDEX T. Rowe Price Health Sciences                 March 1, 2002
IDEX Transamerica Convertible Securities           March 1, 2002
IDEX Transamerica Money Market                     March 1, 2002
IDEX PIMCO Total Return                            March 1, 2002
IDEX Transamerica Conservative High Yield Bond     March 1, 20002
IDEX Munder Net50                                  December 1, 2000
IDEX Transamerica Small Company                    March 1, 2000
IDEX Pilgrim Baxter Technology                     March 1, 2001

Each fund pays its allocable share of the fees and expenses of a fund's non-interested trustees, custodian and transfer agent fees, brokerage commissions and all other expenses in connection with the execution of its portfolio transactions, administrative, clerical, recordkeeping, bookkeeping, legal, auditing and accounting expenses, interest and taxes, expenses of preparing tax returns, expenses of shareholders' meetings and preparing, printing and mailing proxy statements (unless otherwise agreed to by the funds or ATFA, expenses of preparing and typesetting periodic reports to shareholders (except for those reports the fund's permit to be used as sales literature), and the costs, including filing fees, of renewing or maintaining registration of fund shares under federal and state law.


The investment adviser will reimburse a fund, or waive fees, or both, whenever, in any fiscal year, the total cost to a fund of normal operating expenses chargeable to its income account, including the investment advisory fee but excluding brokerage commissions, interest, taxes and 12b-1 fees, exceeds a certain percentage of the fund's average daily net assets. That percentage is listed by fund in the following table.


                                                        Percentage of Fund's
Fund                                                    Average Daily Net Assets
----                                                    ------------------------
IDEX American Century International                     1.60%
IDEX Janus Capital Appreciation                         1.50%
IDEX Janus Growth                                       1.50%
IDEX Janus Balanced                                     1.50%
IDEX Isabelle Small Cap Value                           1.50%
IDEX American Century Income & Growth                   1.50%
IDEX Janus Flexible Income                              1.50%
IDEX Gabelli Global Growth                              1.40%
IDEX Janus Growth & Income                              1.60%
IDEX Transamerica Conservative High Yield Bond          1.25%
IDEX Federated Tax Exempt                               1.00%
IDEX Jennison Equity Opportunity                        1.40%
IDEX Great Companies--America/SM/                       1.20%
IDEX Salomon Value Equity                               1.20%
IDEX Salomon All Cap                                    1.20%
IDEX Transamerica Equity                                1.40%
IDEX Goldman Sachs Growth                               1.40%
IDEX Alger Aggressive Growth                            1.20%
IDEX Great Companies--Technology/SM/                    1.20%
IDEX Pilgrim Baxter Mid Cap Growth                      1.40%
IDEX T. Rowe Price Small Cap                            1.40%
IDEX Great Companies--Global/2/                       1.20%
IDEX T. Rowe Price Tax-Efficient                        1.20%
IDEX LKCM Strategic Total Return                        1.20%
IDEX Conservative Asset Allocation
IDEX Moderate Asset Allocation
IDEX Moderately Aggressive Asset Allocation
IDEX Aggressive Asset Allocation
IDEX T. Rowe Price Health Sciences
IDEX Transamerica Convertible Securities
IDEX Transamerica Money Market
IDEX PIMCO Total Return
IDEX Transamerica Value Balanced
IDEX Munder Net50                                       1.60%
IDEX Transamerica Small Company                         1.40%
IDEX Pilgrim Baxter Technology                          1.60%
IDEX Janus Global                                       No expense limitation

                                                                Advisory Fee After Reimbursement
                                                    -------------------------------------------------------
                                                                           October 31
                                                    -------------------------------------------------------
Fund/1/                                                    2001             2000                1999
---------------------------------------             -------------- ------------------- --------------------
IDEX Alger Aggressive Growth                                         $ 1,761,732           $   617,922
IDEX Janus Capital Appreciation                                      $ 3,728,539           $   466,930
IDEX Janus Global                                                    $15,073,838           $ 6,949,268
IDEX Janus Growth                                                    $35,530,261           $21,381,062
IDEX Jennison Equity Opportunity                                     $   (32,744)          $   (31,048)
IDEX Salomon Investors Value/2/                                      $    29,094           $    35,123
IDEX LKCM Strategic Total Return Value                               $   444,427           $   393,829
IDEX Transamerica Value Balanced/3/                                  $    76,233           $   237,931
IDEX Janus Balanced                                                  $ 3,379,359           $ 1,086,804
IDEX Janus Flexible Income                                           $   284,683           $   184,981
IDEX Transamerica Conservative High Yield Bond/4/                    $   424,701           $   484,795
IDEX Federated Tax Exempt                                            $    55,875           $   122,580
IDEX Goldman Sachs Growth                                            $   (21,647)          $   (76,694)
IDEX T. Rowe Price Tax-Efficient/5/                                  $   (33,460)          $   (76,054)
IDEX Salomon All Cap                                                 $   (14,788)          $   (70,744)
IDEX Pilgrim Baxter Mid Cap Growth                                   $   207,437           $   (67,394)
IDEX T. Rowe Price Small Cap                                         $   (57,507)          $   (70,793)
IDEX Pilgrim Baxter Technology                                       $   211,360                  N/A
IDEX Transamerica Small Company                                      $   (89,494)          $    91,494
IDEX Transamerica Equity                                             $   (95,571)                 N/A
IDEX Great Companies -- AmericaSM                                    $   (45,175)                 N/A
IDEX Great Companies -- TechnologySM                                 $   (66,721)                 N/A
IDEX Great Companies -- Global2                                      $   (61,529)                 N/A
IDEX Gabelli Global Growth                                           $   (52,683)                 N/A
IDEX Janus Growth & Income
IDEX American Century Income & Growth
IDEX American Century International
 (formerly GE International Equity)
IDEX Isabelle Small Cap Value
IDEX Munder Net50

                                                      Advisory Fee Reimbursements
                                                      ---------------------------
                                                               October 31
                                                      ---------------------------
           Fund/1/                           2001         2000          1999
--------------------------------------    ----------- ------------- -------------
IDEX Alger Aggressive Growth                           $  653,254     $318,097
IDEX Janus Capital Appreciation                        $  163,326     $ 94,449
IDEX Janus Global                                      $       --     $     --
IDEX Janus Growth                                      $1,140,848     $713,062
IDEX Jennison Equity Opportunity                       $  116,905     $103,977
IDEX Salomon Investors/2/                              $  121,416     $105,260
IDEX LKCM Strategic Total Return Value                 $   89,610     $ 85,282
IDEX Transamerica Value Balanced/3/                    $  108,974     $ 68,735
IDEX Janus Balanced                                    $   72,131     $  6,324
IDEX Janus Flexible Income                             $    8,128     $ 36,126
IDEX Transamerica conservative High Bond/4/            $       --     $     --
IDEX Federated Tax Exempt***                           $   68,638     $ 28,238
IDEX Goldman Sachs Growth                              $  112,815     $ 88,276
IDEX T. Rowe Price Tax-Efficient                       $  113,113     $ 87,719
IDEX Salomon All Cap                                   $  213,177     $ 79,464
IDEX Pilgrim Baxter Mid Cap Growth                     $  373,224     $ 79,128
IDEX T. Rowe Price Small Cap                           $  153,190     $ 80,896
IDEX Pilgrim Baxter Technology                         $  229,341          N/A
IDEX Transamerica Small Company                        $  125,027          N/A
IDEX Transamerica Equity                               $  115,809          N/A
IDEX Great Companies -- AmericaSM                      $   80,181          N/A
IDEX Great Companies -- TechnologySM                   $   83,145          N/A
IDEX Great Companies -- Global2                        $   63,670          N/A
IDEX Gabelli Global Growth                             $   64,458          N/A

------------------------------
/1/ Information is not included for IDEX Conservative Asset Allocation, IDEX Moderate Asset Allocation, IDEX Moderately Aggressive Asset Allocation, IDEX Aggressive Asset Allocation, IDEX T. Rowe Price Health Sciences, IDEX Transamerica Convertible Securities, IDEX Transamerica Money Market, and IDEX PIMCO Total Return as they commenced operations on March 1, 2002.
/2/ Prior to February 28, 2002, NWQ Investment Management Co., Inc. served as sub-advisor and the fund was named NWQ Value Equity.
/3/ Prior to August 24, 2001, Dean Investment Associates served as sub-advisor and the fund was named Dean Asset Allocation.
/4/ Prior to March 1, 2002, AEGON USA Investment Management, Inc. served as sub-advisor and the fund was named IDEX AEGON Investment Plan.
/5/  Prior to March 1, 2002, this fund was named IDEX T. Rowe Price Dividend
     Growth


Janus Capital Corporation ("Janus"), 100 Fillmore Street, Denver, CO 80206, serves as sub-adviser to IDEX Janus Capital Appreciation, IDEX Janus Global, IDEX Janus Growth, IDEX Janus Balanced and IDEX Janus Flexible Income pursuant to an investment counsel agreement dated June 25, 1998 with IMI, and serves as sub-adviser to IDEX Janus Growth & Income pursuant to an investment counsel agreement dated December 1, 2000 with IMI.

Fred Alger Management, Inc. ("Alger"), 1 World Trade Center, Suite 9333, New York, NY 10048, serves as sub-adviser to IDEX Alger Aggressive Growth pursuant to an investment counsel Agreement dated September 30, 1994 with IMI.

Luther King Capital Management Corporation ("LKCM"), 301 Commerce Street, Suite 1600, Fort Worth, TX 76102, serves as sub-adviser to IDEX LKCM Strategic Total Return pursuant to an investment counsel agreement dated September 30, 1994.

Jennison Associates, LLC ("Jennison"), 466 Lexington Avenue, New York, NY 10017, serves as sub-adviser to IDEX Jennison equity Opportunity pursuant to an investment counsel agreement dated December 1, 2000.

T. Rowe Price Associates, Inc. ("T. Rowe Price"), 100 E. Pratt Street, Baltimore, MD 21202 serves as sub-adviser to IDEX T. Rowe Price Small Cap pursuant to an investment counsel agreement dated March 1, 1999 and as sub-adviser to IDEX T. Rowe Price Tax-Efficient and IDEX T. Rowe Price Health Sciences pursuant to an investment counsel agreement dated March 1, 2002.




Salomon Brothers Asset Management Inc. ("SBAM"), 7 World Trade Center, New York, NY 10048 serves as sub-adviser to IDEX Salomon All Cap pursuant to an investment counsel agreement dated March 1, 1999 and as sub-adviser to Salomon Investors Value pursuant to an investment counsel agreement dated March 1, 2002.



Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter"), 825 Dupportrail, Wayne, PA 19087 serves as sub-adviser to IDEX Pilgrim Baxter Mid Cap Growth pursuant to an investment counsel agreement dated March 1, 1999 and as sub-adviser to IDEX Pilgrim Baxter Technology pursuant to a sub-advisory agreement dated March 1, 2000.


Goldman Sachs Asset Management ("GSAM"), One New York Plaza, New York, NY 10004 serves as sub-adviser to IDEX Goldman Sachs Growth pursuant to an investment counsel agreement dated March 1, 1999.






Transamerica Investment Management, LLC, 1150 South Olive Street, Suite 2700, Los Angeles, CA 90015 serves as sub-adviser to IDEX Transamerica Small Company and IDEX Transamerica Equity pursuant to a sub-advisory agreement dated March 1, 2000 and as sub-adviser to IDEX Transamerica Value Balanced, IDEX Transamerica Money Markey, and IDEX Transamerica Convertible Securities pursuant to a sub-advisory agreement dated March 1, 2002.


Great Companies, L.L.C., 8550 Ulmerton Road, Largo, FL 33771 serves as sub-adviser to IDEX Great Companies -- AmericaSM and IDEX Great Companies -- TechnologySM pursuant to a sub-advisory agreement dated June 15, 2000 and to IDEX Great Companies -- Global2 pursuant to a sub-advisory agreement dated September 1, 2000.


Federated Investment Management Company, Federated Investors Tower, Pittsburgh, PA 15222-3779 serves as sub-adviser to IDEX Federated Tax Exempt pursuant to a sub-advisory agreement dated June 15, 2000.


Gabelli Asset Management Company, One Corporate Center, Rye, New York 10580-1434 serves as sub-adviser to IDEX Gabelli Global Growth pursuant to a sub-advisory agreement dated September 1, 2000.


Munder Capital Management, 480 Pierce Street, Birmingham, MI 48009 serves as sub-adviser to IDEX Munder Net50 pursuant to a sub-advisory agreement dated December 1, 2000.


American Century Investment Management, Inc. ("American Century"), American Century Tower, 4500 Main Street, Kansas City, MO 64111 serves as sub-adviser to IDEX American Century Income & Growth and IDEX American Century International pursuant to a sub-advisory agreement dated March 1, 2001.


Ironwood Capital Management, LLC ("Ironwood"), 21 Custom House Street, Boston, MA 02110 serves as sub-adviser to IDEX Isabelle Small Cap Value pursuant to a sub-advisory agreement dated March 1, 2001.



Pacific Investment Management Company LLC ("PIMCO"), 840 Newport Center Drive, Suite 300, Newport Beach, California 92660 serves as sub-adviser to IDEX PIMCO Total Return pursuant to a sub-advisory agreement dated March 1, 2002.


Morningstar Associates, LLC, 225 West Wacker Drive, Chicago, Illinois 60606 serves as "consultant" to IMI for investment model creation and maintenance to IDEX Conservative Asset Allocation, IDEX Moderate Asset Allocation, IDEX Moderately Aggressive Asset Allocation, and IDEX Aggressive Asset Allocation pursuant to a sub-advisory agreement dated March 1, 2002.


The sub-advisers also serve as sub-advisers to certain portfolios of the WRL Series Fund, Inc., a registered investment company. They may be referred to herein collectively as the "sub-advisers" and individually as a "sub-adviser."


Fund                                  Sub-Adviser                             Sub-Advisory Fee
---------------------------   --------------------------   -----------------------------------------------------
IDEX Jennison Equity          Jennison Associates, LLC     0.40% of the first $500 million of average daily net
Opportunity                                                assets; 0.35% of the average daily net assets over
                                                           $500 million
IDEX Great Companies --       Great Companies, L.L.C.      50% of the advisory fees received by IMI, less
AmericaSM                                                  50% of any amount reimbursed pursuant to its
                                                           expense limitation
IDEX Goldman Sachs Growth     Goldman Sachs Asset          0.50% of the first $50 million of average daily net
                              Management                   assets; 0.45% of the next $50-$100 million
                                                           average daily net assets in assets; and 0.40% of
                                                           average daily net assets in excess of $100 million

Fund                                       Sub-Adviser                              Sub-Advisory Fee
--------------------------------   ---------------------------   -----------------------------------------------------
IDEX Janus Growth                  Janus Capital Corporation     0.50% of the first $750 million of average daily net
                                                                 assets; 0.45% of the next $250 million average
                                                                 daily net assets; and 0.4250% of average daily net
                                                                 assets in excess of $1 billion, less 50% of any
                                                                 amount reimbursed pursuant to the fund's expense
                                                                 limitation
IDEX Salomon Investors Value       Salomon Brothers Asset        0.35% of the average daily net assets
                                   Management Inc.
IDEX Salomon All Cap               Salomon Brothers Asset        0.30% of the first $20 million of average daily net
                                   Management Inc                assets; 0.50% of the next $20-$100 million of
                                                                 average daily net assets; and 0.40% of average
                                                                 daily net assets over $100 million
IDEX Transamerica Equity           Transamerica Investment       50% of the fees received by IMI under the Advisory
                                   Management LLC                Agreement, less 50% of any amount reimbursed
                                                                 pursuant to its expense limitation
IDEX Alger Aggressive Growth       Fred Alger Management,        50% of the fees received by IMI under the Advisory
                                   Inc.                          Agreement, less 40% of any amount reimbursed
                                                                 pursuant to its expense limitation
IDEX Great Companies --            Great Companies, L.L.C.       50% of the advisory fees received by IMI, less
TechnologySM                                                     50% of any amount reimbursed pursuant to its
                                                                 expense limitation
IDEX Janus Capital Apprecia-       Janus Capital Corporation     0.50% of the first $750 million of average daily net
tion                                                             assets; 0.45% of the next $250 million average
                                                                 daily net assets; and 0.4250% of average daily net
                                                                 assets in excess of $1 billion, less 50% of any
                                                                 amount reimbursed pursuant to the fund's expense
                                                                 limitation
IDEX Munder Net50                  Munder Capital Manage-        0.65% of the first $1 billion of average daily net
                                   ment                          assets; and 0.60% of average daily net assets in
                                                                 excess of $1 billion.
IDEX Pilgrim Baxter Mid Cap        Pilgrim Baxter & Associ-      0.50% of the first $100 million of average daily net
Growth                             ates, Ltd.                    assets; 0.40% of average daily net assets in
                                                                 excess of $100 million (from first dollar)
IDEX Pilgrim Baxter Technology     Pilgrim Baxter & Associ-      0.55% of the first $500 million of average daily net
                                   ates, Ltd.                    assets; 0.50% of average daily net assets in
                                                                 excess of $500 million
IDEX Transamerica Small            Transamerica Investment       50% of the fees received by IMI under the Advisory
Company                            Management, LLC               Agreement, less 50% of any amount reimbursed
                                                                 pursuant to its expense limitation
IDEX T. Rowe Price Small Cap       T. Rowe Price Associates,     0.35% of average daily net assets
                                   Inc.
IDEX Gabelli Global Growth         Gabelli Asset Management      0.50% of the first $500 million of the fund's
                                   Company                       average daily net assets; 0.40% of average daily
                                                                 net assets over $500 million up to $1 billion; and
                                                                 0.30% of average daily net assets in excess of $1
                                                                 billion


Fund                                     Sub-Adviser                              Sub-Advisory Fee
------------------------------   ---------------------------   ------------------------------------------------------

IDEX Great Companies --          Great Companies, L.L.C.       50% of the advisory fees received by IMI, less
Global/2/                                                        50% of any amount reimbursed pursuant to its
                                                               expense limitation
IDEX Janus Global                Janus Capital Corporation     0.50% of the first $750 million of average daily net
                                                               assets; 0.45% of the next $250 million in average
                                                               daily net assets; and 0.4250% of average daily net
                                                               assets in excess of $1 billion
IDEX Janus Growth & Income       Janus Capital Corporation     0.55% of the first $100 million of the fund's
                                                               average daily net assets; 0.50% of the next $400
                                                               million of the fund's average daily net assets; and
                                                               0.45% of average daily net assets over $500
                                                               million
IDEX T. Rowe Price               T. Rowe Price Associates,     0.50% of the first $500 million of the fund's average daily net
Tax-Efficient                    Inc.                          assets, 0.70% of the fund's average daily net assets in excess of
                                                               $500 million
IDEX Transamerica Value          Transamerica Investment       50% of the fees received by IMI under the Advisory
Balanced                         Management LLC                Agreement, less 50% of any amount reimbursed
                                                               pursuant to its expense limitation
IDEX Janus Balanced              Janus Capital Corporation     0.50% of the first $750 million of average daily net
                                                               assets; 0.45% of next $250 million in average daily
                                                               net assets; and 0.4250% of average daily net
                                                               assets in excess of $1 billion, less 50% of any
                                                               amount reimbursed pursuant to the fund's expense
                                                               limitation
IDEX LKCM Strategic Total        Luther King Capital           50% of the fees received by IMI under the advisory
Return                           Management Corporation        agreement, less 50% of any amount reimbursed
                                                               pursuant to its expense limitation
IDEX Transamerica Conservative   Transamerica Investment       50% of the fees received by IMI under the advisory
High Yield Bond                  Management, Inc.              agreement, less 50% of any amount reimbursed
                                                               pursuant to its expense limitation
IDEX Federated Tax Exempt        Federated Investment          0.30% of the average daily net assets
                                 Management Company
IDEX Janus Flexible Income       Janus Capital Corporation     0.45% of the first $100 million of average daily net
                                                               assets; 0.40% of the next $150 million in average
                                                               daily net assets; and 0.35% of average daily net
                                                               assets in excess of $250 million, less 50% of any
                                                               amount reimbursed pursuant to the fund's expense
                                                               limitation
IDEX Conservative Asset          Idex Management, Inc.,        0.10% of the fund's average daily net assets; consultant fee,
Allocation                       Morningstar Associates, LLC   $250,000 per year
                                 ("Consultants")
IDEX Moderate Asset              Idex Management, Inc.,        0.10% of the fund's average daily net assets; consultant fee,
Allocation                       Morningstar Associates, LLC   $250,000 per year
                                 ("Consultants")
IDEX Moderately Aggressive       Idex Management, Inc.,        0.10% of the fund's average daily net assets; consultant fee,
Asset Allocation                 Morningstar Associates, LLC   $250,000 per year
                                 ("Consultants")
IDEX Aggressive Asset            Idex Management, Inc.,        0.10% of the fund's average daily net assets; consultant fee,
Allocation                       Morningstar Associates, LLC   $250,000 per year
                                 ("Consultants")
IDEX T. Rowe Price Health        T. Rowe Price Associates,     1.00% of the first $500 million of the fund's average daily net
Sciences                         Inc.                          assets; 0.95% of the fund's average daily net assets in excess of
                                                               $500 million
IDEX Transamerica Convertible    Transamerica Investment       0.80% of the first $500 million of the fund's average daily net
Securities                       Management, LLC               assets; 0.70% of the fund's average daily net assets in excess of
                                                               $500 million
IDEX Transamerica Money          Transamerica Investment       0.40% of the fund's average daily net assets
Market                           Management, LLC
IDEX PIMCO Total Return          Pacific Investment            0.70% of the fund's average daily net assets
                                 Management, LLC


Fund                                      Sub-Adviser                             Sub-Advisory Fee
-------------------------------   --------------------------   ------------------------------------------------------
IDEX American Century Income      American Century Invest-     0.50% of the first $100 million of the fund's
& Growth                          ment Management, Inc.        average daily net assets 0.45% of the fund's
                                                               average daily net assets over $100 million up to
                                                               $250 million; and 0.40% of the fund's average daily
                                                               net assets in excess of $250 million
IDEX American Century             American Century Invest-     0.60% of the first $50 million of the fund's average
International                     ment Management, Inc.        daily net assets; 0.55% of the fund's average daily
                                                               net assets over $50 million up to $150 million;
                                                               0.50% of the fund's average daily net assets over
                                                               $150 million up to $500 million; and 0.45% of the
                                                               fund's average daily assets in excess of $500
                                                               million
IDEX Isabelle Small Cap Value     Ironwood Capital Manage-     0.50% of the first $200 million of the fund's
                                  ment, LLC                    average daily net assets; 0.45% of the fund's
                                                               average daily assets in excess of $200 million

EXPENSE REIMBURSEMENT


      ATFA has entered into an expense limitation agreement with IDEX on behalf of each applicable fund, pursuant to which IMI has agreed to reimburse a fund for certain operating expenses so that the total annual operating expenses of each applicable fund do not exceed the total operating expenses specified for that fund (expense cap) in the fund's then-current SAI. IDEX, on behalf of an applicable fund, will at a later date reimburse ATFA for operation expenses previously paid on behalf of such fund during the previous 36 months, but only if, after such reimbursement, the fund's expense ratio does not exceed the expense cap. The agreement has an initial term through April 30, 2001, and continues automatically for one-year terms unless ATFA provides written notice to IDEX at least 30 days prior to the end of the then-current term. In addition, the agreement will terminate upon termination of the Investment Advisory Agreement, or may be terminated by IDEX, without payment of any penalty, upon ninety (90) days' prior written notice to ATFA.


      The following funds are currently included in the Expense Reimbursement
Agreement:


          IDEX Great Companies -- AmericaSM
          IDEX Great Companies -- TechnologySM
          IDEX Global2
          IDEX Gabelli Global Growth
          IDEX Isabelle Small Cap Value
          IDEX Munder Net50
          IDEX American Century International
          IDEX American Century Income & Growth
          IDEX Janus Growth & Income

                            SUB-ADVISORY FEES PAID/1/
                            (Net of Fees Reimbursed)


                                                                                     October 31
                                                       --------------------------------------------------------------
Fund                                                          2001             2000                     1999
---------------------------------------------------    ----------------    -------------   --------------------------
IDEX Alger Aggressive Growth                                                $   946,191               $   342,362
IDEX Janus Capital Appreciation                                             $ 1,901,803               $   233,465
IDEX Janus Global                                                           $ 6,907,199               $ 3,480,875
IDEX Janus Growth                                                           $16,368,873               $11,063,717
IDEX Jennison Equity Opportunity                                            $        --               $        --
IDEX Salomon Investors Value/2/                                             $    14,547               $    16,106
IDEX LKCM Strategic Total Return                                            $   222,213               $   197,195
IDEX Transamerica Conservative Value Balanced/3/                            $    38,116               $   119,012
IDEX Janus Balanced                                                         $ 1,721,405               $   545,519
IDEX Janus Flexible Income                                                  $   146,453               $    95,664
IDEX Transamerica Conservative High Yield Bond/4/                           $   212,351               $   242,397
IDEX Federated Tax Exempt                                                   $    45,076               $    61,347
IDEX Goldman Sachs Growth                                                   $    57,224               $    10,780
IDEX T. Rowe Price Tax-Efficient/5/                                         $    49,931               $    10,862
IDEX Salomon All Cap                                                        $   123,993               $     4,872
IDEX Pilgrim Baxter Mid Cap Growth                                          $   364,829               $    10,925
IDEX T. Rowe Price Small Cap                                                $    42,001               $     6,615
IDEX Pilgrim Baxter Technology                                              $   363,126                       N/A
IDEX Transamerica Small Company                                             $        --                       N/A
IDEX Transamerica Equity                                                    $        --                       N/A
IDEX Great Companies -- America/SM/                                         $        --                       N/A
IDEX Great Companies -- Technology/SM/                                      $        --                       N/A
IDEX Great Companies -- Global/2/                                           $        --                       N/A
IDEX Gabelli Global Growth                                                  $    45,848                       N/A
IDEX Growth & Income
IDEX American Century Income & Growth
IDEX American Century International
IDEX Isabella Small Cap
IDEX Munder Net 50

------------------------------

   1 Information is not included for IDEX Conservative Asset Allocation, IDEX
     Moderate Asset Allocation, IDEX Moderately Aggressive Asset Allocation, IDEX Aggressive Asset Allocation, IDEX T. Rowe Price Health Sciences, IDEX Transamerica Convertible Securities, IDEX Transamerica Money Market, and IDEX PIMCO Total Return as they commenced operations on March 1, 2002.
   2 Prior to February 28, 2002, NWQ Investment Management Co., Inc. served as sub-adviser and the fund was named NWQ Value Equity.
   3 Prior to August 24, 2001, Dean Investment Associate served as sub-adviser and the fund was named Dean Asset Allocation.
   4 Prior to March 1, 2002, AEGON USA Investment Management, Inc. served as sub-adviser and the fund was named IDEX AEGON Income Plus.
   5 Prior to March 1, 2002, this fund was named IDEX T. Rowe Price Dividend
     Growth.

AUSA Holding Company ("AUSA") owns 100% of the outstanding stock of IMI. AUSA also owns 100% of the outstanding shares of the Fund's distributor and transfer agent. AUSA is wholly-owned by AEGON USA, Inc., a financial services holding company located at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. AEGON USA, Inc. is a wholly-owned indirect subsidiary of AEGON N.V., a Netherlands corporation and publicly traded international insurance group.


Each of the sub-advisers also serves as investment adviser or sub-adviser to other funds and/or private accounts which may have investment objectives identical or similar to that of the funds. Securities frequently meet the investment objectives of one or all of these funds, the other funds and the private accounts. In such cases, a sub-adviser's decision to recommend a purchase to one fund or account rather than another is based on a number of factors. The determining factors in most cases are the amounts available for investment by each fund or account, the amount of securities of the issuer then outstanding, the value of those securities and the market for them. Another factor considered in the investment recommendations is other investments which each fund or account presently has in a particular industry.

It is possible that at times identical securities will be held by more than one fund or account. However, positions in the same issue may vary and the length of time that any fund or account may choose to hold its investment in the same issue may likewise vary. To the extent that more than one of the funds or private accounts served by a sub-adviser seeks to acquire or sell the same security at about the same time, either the price obtained by the funds or the amount of securities that may be purchased or sold by a fund at one time may be adversely affected. On the other hand, if the same securities are bought or sold at the same time by more than one fund or account, the resulting participation in volume transactions could produce better executions for the funds. In the event more than one fund or account purchases or sells the same security on a given date, the purchase and sale transactions are allocated among the fund(s), the other funds and the private accounts in a manner believed by the sub-advisers to be equitable to each.

                                  DISTRIBUTOR

Effective March 1, 2001 IDEX Mutual Funds entered into an Underwriting Agreement with AFSG Securities Corporation ("AFSG"), located at 4333 Edgewood Rd. NE, Cedar Rapids, Iowa 52494 to act as the principal underwriter of the shares of the funds. (Prior to this date InterSecurities, Inc. ("ISI"), located at 570 Carillon Parkway, St. Petersburg, Florida 33716 served as the principal underwriter.) The Underwriting Agreement will continue from year to year so long as its continuance is approved at least annually in the same manner as the investment advisory agreements discussed above. A discussion of AFSG's responsibilities and charges as principal underwriter of fund shares is set forth in the prospectus.

                           UNDERWRITING COMMISSIONS*



                                                                                  Commissions Retained For
                                       Commissions Received For the Period Ended      the Period Ended
                                       ----------------------------------------- ---------------------------
                                                      October 31                          October 31
                                       ----------------------------------------- ---------------------------
Fund                                        2001           2000          1999         2000         1999
-------------------------------------- ------------- ------------- ------------- ------------- -------------
IDEX Alger Aggressive Growth                           $ 3,586,962   $ 1,519,511   $ 3,139,748   $1,321,658
IDEX Janus Capital Appreciation                        $ 5,588,693   $   882,472   $ 4,924,015   $  772,645
IDEX Janus Global                                      $10,875,249   $ 4,132,880   $ 9,773,728   $3,671,479
IDEX Janus Growth                                      $16,382,814   $11,290,051   $14,469,497   $9,851,566
IDEX Jennison Equity Opportunity                       $    69,027   $    65,496   $    59,539   $   57,639
IDEX Solomon Investors Value/2/                        $    97,639   $   117,549   $    84,923   $  102,842
IDEX LKCM Strategic Total Return                       $   391,839   $   416,127   $   332,691   $  356,357
IDEX Transamerica Value Balanced/3/                    $    61,549   $   111,737   $    52,858   $   97,158
IDEX Janus Balanced                                    $ 3,227,896   $ 1,767,590   $ 2,856,942   $1,566,316
IDEX Janus Flexible Income                             $   194,503   $   131,918   $   175,265   $  115,018
IDEX Transamerica Conservative High Yield Bond/4/      $   122,834   $   348,609   $   109,470   $  296,635
IDEX Federated Tax Exempt                              $    47,089   $    78,111   $    40,828   $   66,807
IDEX Goldman Sachs Growth                              $   219,731   $    57,489   $   193,007   $   50,035
IDEX T. Rowe Price Tap -- Tax-Exempt/5/                $   157,894   $    65,630   $   136,415   $   57,802
IDEX Salomon All Cap                                   $   743,190   $    56,382   $   652,950   $   48,803
IDEX Pilgrim Baxter Mid Cap Growth                     $ 1,565,934   $    66,207   $ 1,369,847   $   57,809
IDEX T. Rowe Price Small Cap                           $   238,585   $    33,728   $   208,316   $   29,698
IDEX Pilgrim Baxter Technology                         $ 1,198,728           N/A   $ 1,054,289          N/A
IDEX Transamerica Small Company                        $   134,303           N/A   $   120,311          N/A
IDEX Transamerica Equity                               $    63,833           N/A   $    55,988          N/A
IDEX Great Companies -- America/SM/                    $   268,035           N/A   $   231,303          N/A
IDEX Great Companies -- Technology/SM/                 $   119,790           N/A   $   103,700          N/A
IDEX Great Companies -- Global/2/                      $    34,500           N/A   $    31,541          N/A
IDEX Gabelli Global Growth                             $   163,339           N/A   $   144,103          N/A

For the Period Ended October 31, 2000:



                                          Net Underwriting     Compensation on
                                            Discounts and      Redemptions and      Brokerage         Other
Fund                                         Commissions         Repurchases       Commissions     Compensation
--------------------------------------   ------------------   -----------------   -------------   -------------
IDEX Alger Aggressive Growth             $ 3,139,748          $  163,583                   --     $ 3,010,720
IDEX GE International Equity             $    87,254          $    2,056                   --     $   422,745
IDEX Janus Capital Appreciation          $ 4,924,015          $  310,402                   --     $ 1,866,462
IDEX Janus Global                        $ 9,773,728          $  461,708                   --     $   975,257
IDEX Janus Growth                        $14,469,497          $1,046,028                   --     $16,270,737
IDEX Jennison Equity Opportunity**       $    59,539          $    9,969                   --     $   727,509
IDEX NWQ Value Equity                    $    84,923          $   11,709                   --     $   172,708
IDEX LKCM Strategic Total Return         $   332,691          $   32,823                   --     $ 7,056,692
IDEX Dean Asset Allocation               $    52,858          $    5,340                   --     $ 1,724,150
IDEX Janus Balanced                      $ 2,856,942          $  249,907                   --     $ 2,783,585
IDEX Janus Flexible Income               $   175,265          $   12,084                   --     $   999,418
IDEX AEGON Income Plus                   $   109,470          $   26,897                   --     $   310,606
IDEX Federated Tax Exempt***             $    40,828          $    1,622                   --     $    46,163
IDEX Goldman Sachs Growth                $   193,007          $    7,836                   --     $   104,110
IDEX T. Rowe Price Dividend Growth       $   136,415          $    7,524                   --     $    90,270
IDEX Salomon All Cap                     $   652,950          $   10,147                   --     $   138,425
IDEX Pilgrim Baxter Mid Cap Growth       $ 1,369,847          $   50,748                   --     $   485,230
IDEX T. Rowe Price Small Cap             $   208,316          $    5,385                   --     $    50,559
IDEX Pilgrim Baxter Technology           $ 1,054,289          $   98,516                   --     $    34,921
IDEX GE U.S. Equity                      $    92,206          $      333                   --     $   355,612
IDEX Transamerica Small Company          $   120,311          $    5,652                   --     $    27,477
IDEX Transamerica Equity                 $    55,988          $      695                   --     $    21,495
IDEX Great Companies -- AmericaSM        $   231,303          $      149                   --     $    28,565
IDEX Great Companies -- TechnologySM     $   103,700          $      133                   --     $    13,184
IDEX Great Companies -- Global2          $    31,541          $       --                   --     $     2,031
IDEX Gabelli Global Growth               $   144,103          $      740                   --     $    11,268

------------------------------
 * Information is not included for IDEX Janus Growth & Income and IDEX Munder Net50 as they commenced operations on December 15, 2000 and for IDEX American Century Income & Growth, IDEX American Century International, and IDEX Isabelle Small Cap Value as they commence operations on April 2, 2001.

 ** Prior to December 1, 2000, C.A.S.E. Management, Inc. served as sub-adviser to this fund and this fund was named IDEX C.A.S.E. Growth.
*** Prior to June 15, 2000, AEGON USA Investment Management, Inc. served as sub-adviser to this fund.



                            ADMINISTRATIVE SERVICES

IMI is responsible for the supervision all of the administrative functions, providing office space, and paying its allocable portion of the salaries, fees and expenses of all Fund officers and of those trustees who are affiliated with IMI. The costs and expenses, including legal and accounting fees, filing fees and printing costs in connection with the formation of a fund and the preparation and filing of a fund's initial registration statements under the 1933 Act and 1940 Act are also paid by the adviser. IMI has entered into Administrative Services Agreements ("Administrative Agreement") with ISI applicable to each fund. Under each Administrative Agreement, ISI carries out and supervises all of the administrative functions of the funds and incurs IMI's expenses related to such functions.

The administrative duties of ISI with respect to each fund include: providing the fund with office space, telephones, office equipment and supplies; paying the compensation of the Fund's officers for services rendered as such; supervising and assisting in preparation of annual and semi-annual reports to shareholders, notices of dividends, capital gain distributions and tax information; supervising compliance by the Fund with the recordkeeping requirements under the 1940 Act and regulations thereunder and with the state regulatory requirements; maintaining books and records of the Fund (other than those maintained by the Fund's custodian and transfer agent); preparing and filing tax returns and reports; monitoring and supervising relationships with the Fund's custodian and transfer agent; monitoring the qualifications of tax deferred retirement plans providing for investment in shares of each fund; authorizing expenditures and approving bills for payment on behalf of each fund; and providing executive, clerical and secretarial help needed to carry out its duties.

                             ADMINISTRATIVE FEES



Fund
--------------------------------------        2000            1999
IDEX Janus Capital Appreciation          $ 1,826,736     $   227,137
IDEX Janus Global                        $ 8,166,639     $ 3,468,393
IDEX Janus Growth                        $19,161,388     $10,317,345
IDEX Janus Balanced                      $ 1,657,954     $   541,285
IDEX Alger Aggressive Growth             $   815,541     $   275,560
IDEX Jennison Equity Opportunity                  --             -0-
IDEX Salomon Investors Value/2/          $    14,547     $    19,017
IDEX LKCM Strategic Total Return         $   222,214     $   196,382
IDEX Transamerica Value Balanced/3/      $    38,117     $   119,083
IDEX Transamerica Conservative High
     Yield Bond                          $   212,350     $   242,398
IDEX Federated Tax Exempt                $    10,799     $    61,347
IDEX Goldman Sachs Growth                         --             -0-
IDEX T. Rowe Price Tax-Efficient                  --             -0-
IDEX Salomon All Cap                              --             -0-
IDEX Pilgrim Baxter Mid Cap Growth                --             -0-
IDEX T. Rowe Price Small Cap                      --             -0-
IDEX Janus Flexible Income               $   138,230     $    89,131
IDEX Transamerica Small Company                   --             N/A
IDEX Transamerica Equity                          --             N/A
IDEX GE U.S. Equity                               --             N/A
IDEX Great Companies -- America/SM/               --             N/A
IDEX Great Companies -- Technology/SM/            --             N/A
IDEX Great Companies -- Global/2/                 --             N/A
IDEX Gabelli Global Growth                        --             N/A
IDEX James Growth & Income
IDEX Munder Net 50
IDEX American Century Income & Growth
IDEX American Century International
IDEX Isabelle Small Cap Value

------------------------------
1. No information is included for IDEX Conservative Asset Allocation, IDEX Moderate Asset Allocation, IDEX Moderately Aggressive Asset Allocation, IDEX Aggressive Asset Allocation, IDEX T. Rowe Price Health Sciences,
    IDEX Transamerica Convertible Securities, IDEX Transamerica Money Market, and IDEX PIMCO Total Return as they commenced operations on March 1, 2002.
2. Prior to February 28, 2002, NWQ Investment Management Co., Inc. served as sub-advisor and the fund was named NWQ Value Equity.
3. Prior to August 24, 2001, Dean Investment Associates served as sub-advisor and the fund was named Dean Asset Allocation.
4. Prior to March 1, 2002, AEGON USA Investment Management, Inc. served as sub-advisor and the fund was named IDEX AEGON Income Plus.
5.  Prior to March 1, 2002, this fund was named IDEX T. Rowe Price Dividend
    Growth.

                 CUSTODIAN, TRANSFER AGENT AND OTHER AFFILIATES

State Street Bank & Trust, 801 Pennsylvania, Kansas City, Missouri 64105-1307, is custodian for the fund. The custodian is not responsible for any of the investment policies or decisions of a fund, but holds its assets in safekeeping, and collects and remits the income thereon subject to the instructions of the funds.

Idex Investor Services, Inc. ("IIS"), P. O. Box 9015, Clearwater, Florida 33758-9015, is the transfer agent for each fund, withholding agent and dividend disbursing agent. IIS is a wholly-owned subsidiary of AUSA Holding Company and thus is an affiliate of IMI and AIMI. Each fund pays the transfer agent an annual per-account charge of $15.39 for each of its shareholder accounts in existence, $2.73 for each new account opened and $1.63 for each closed account.

State Street Bank & Trust ("State Street") is a provider of data processing and recordkeeping services for the Fund's transfer agent. Each fund may use another affiliate of State Street as introducing broker for certain portfolio transactions as a means to reduce expenses through a credit against transfer agency fees with regard to commissions earned by such affiliate. (See "Fund Transactions and Brokerage.") There were no brokerage credits received for the periods ended October 31, 2000, 1999 and 1998.

                             TRANSFER AGENCY FEES/1/



                                                   Fees and Expenses Net of Brokerage Credits For the Period Ended
                                         ------------------------------------------------------------------------------------
                                                                              October 31
Fund                                          2000                      1999                               1998
--------------------------------------   -------------   ---------------------------------   --------------------------------
IDEX Alger Aggressive Growth             $1,478,370                  $  592,015                         $  311,310
IDEX Janus Capital Appreciation          $1,601,450                  $  209,550                         $  128,201
IDEX Janus Global                        $3,545,240                  $1,662,198                         $1,032,225
IDEX Janus Growth                        $5,886,062                  $3,525,633                         $2,628,305
IDEX Jennison Equity Opportunity         $   69,775                  $   54,690                         $   46,730
IDEX Salomon Investors Value/2/          $   92,410                  $   87,425                         $   71,985
IDEX LKCM Strategic Total Return         $  235,748                  $  199,815                         $  145,685
IDEX Transamerica Value Balanced/3/      $  110,065                  $  117,310                         $  107,100
IDEX Janus Balanced                      $  818,615                  $  304,645                         $   81,805
IDEX Janus Flexible Income               $   83,955                  $   60,510                         $   32,859
IDEX Transamerica Conservative High
  Yield Bond/4/                          $  133,815                  $  141,930                         $  119,036
IDEX Federated Tax Exempt                $   43,490                  $   31,360                         $   21,690
IDEX Goldman Sachs Growth                $   61,140                  $   12,130                             NA
IDEX T. Rowe Price Tax-Efficient/5/      $   54,260                  $   12,370                             NA
IDEX Salomon All Cap                     $  140,935                  $   12,370                             NA
IDEX Pilgrim Baxter Mid Cap Growth       $  476,335                  $   12,370                             NA
IDEX T. Rowe Price Small Cap             $   90,020                  $   12,370                             NA
IDEX Pilgrim Baxter Technology           $  221,630                     N/A                                 N/A
IDEX Transamerica Small Company          $   26,140                     N/A                                 N/A
IDEX Transamerica Equity                 $   16,510                     N/A                                 N/A
IDEX Great Companies -- AmericaSM        $   17,535                     N/A                                 N/A
IDEX Great Companies -- TechnologySM     $   15,435                     N/A                                 N/A
IDEX Great Companies -- Global2          $    2,940                     N/A                                 N/A
IDEX Gabelli Global Growth               $    2,940                     N/A                                 N/A
IDEX Janus Growth & Income
IDEX American Century Income & Growth
IDEX American Century International
IDEX Isabelle Small Cap
IDEX Munder Net50


------------------------------
/1/  Information is not included for IDEX.
/2/ Prior to February 28, 2002, NWQ Investment Management Co., Inc. served as sub-adviser and the fund was named NWQ Value Equity.
/3/ Prior to August 24, 2001, Dean Investment Associates served as sub-adviser and the fund was named Dean Asset Allocation.
/4/ Prior to March 2, 2002, AEGON USA Investment Management, Inc. served as sub-adviser and the fund was named IDEX AEGON Income Plus.
/5/ Prior to March 1, 2002, this fund was named IDEX T. Rowe Price Dividend Growth.


                        FUND TRANSACTIONS AND BROKERAGE

Decisions as to the assignment of fund business for each of the funds and negotiation of commission rates are made by a fund's sub-adviser, whose policy is to obtain the "best execution" (prompt and reliable execution at the most favorable security price) of all fund transactions. The Investment Advisory Agreement and Investment Counsel Agreement/Sub-Advisory Agreement for each fund specifically provide that in placing portfolio transactions for a fund, the fund's sub-adviser may agree to pay brokerage commissions for effecting a securities transaction in an amount higher than another broker or dealer would have charged for effecting that transaction as authorized, under certain circumstances, by the Securities Exchange Act of 1934.


In selecting brokers and dealers and in negotiating commissions, a fund's sub-adviser considers a number of factors, including but not limited to:


      The sub-adviser's knowledge of currently available negotiated commission rates or prices of securities and other current transaction costs;


      The nature of the security being traded;


      The size and type of the transaction;


      The nature and character of the markets for the security to be purchased or sold;


      The desired timing of the trade;


      The activity existing and expected in the market for the particular security;


      The quality of the execution, clearance and settlement services;


      Financial stability;


      The existence of actual or apparent operational problems of any broker or dealer; and

      Research products and services provided.


In recognition of the value of the foregoing factors, the sub-adviser may place portfolio transactions with a broker with whom it has negotiated a commission that is in excess of the commission another broker would have charged for effecting that transaction. This is done if the sub-adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research provided by such broker viewed in terms of either that particular transaction or of the overall responsibilities of the sub-adviser. Research provided may include:

      Furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities;

      Furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy;

      Access to research analysts, corporate management personnel, industry experts, economists and government officials; and

      Comparative performance evaluation and technical measurement services and quotation services, and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories that deliver process or otherwise utilize information, including the research described above) that assist the sub-adviser in carrying out its responsibilities.


Most of the brokers and dealers used by the funds' sub-advisers provide research and other services described above.

A sub-adviser may use research products and services in servicing other accounts in addition to the funds. If a sub-adviser determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, a sub-adviser may allocate the costs of such service or product accordingly. The portion of the product or service that a sub-adviser determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may be a conflict of interest for a sub-adviser.

When a fund purchases or sells a security in the over-the-counter market, the transaction takes place directly with a principal market-maker without the use of a broker, except in those circumstances where better prices and executions will be achieved through the use of a broker.

A sub-adviser may also consider the sale or recommendation of a fund's shares by a broker or dealer to its customers as a factor in the selection of brokers or dealers to execute portfolio transactions. In placing portfolio business with brokers or dealers, a sub-adviser will seek the best execution of each transaction, and all such brokerage placement must be consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc.


A sub-adviser may place transactions for the purchase or sale of portfolio securities with affiliates of IMI, AFSG or the sub-adviser, including DST Securities, Inc., or Fred Alger & Company, Incorporated. It is anticipated that Fred Alger & Company, Incorporated, an affiliate of Alger, will serve as IDEX Alger Aggressive Growth's broker in effecting substantially all of IDEX Alger Aggressive Growth's transactions on securities exchanges and will retain commissions in accordance with certain regulations of the SEC. A sub-adviser may place transactions if it reasonably believes that the quality of the transaction and the associated commission are fair and reasonable, and if overall the associated transaction costs, net of any credits described above under "Custodian, Transfer

Agent and Other Affiliates," are lower than those that would otherwise be incurred. Under rules adopted by the SEC, the Fund's Board of Trustees will conduct periodic compliance reviews of such brokerage allocations and review certain procedures adopted by the Board of Trustees to ensure compliance with these rules and to determine their continued appropriateness.

For the fiscal year ended October 31, 2000, IDEX Alger Aggressive Growth paid the following commissions to Fred Alger & Company, Incorporated:


Commissions Paid:
-----------------
Fiscal 2000                              $ 323,971
Fiscal 2000 Percentages:
Commissions with affiliates to
   total commissions                         0.99%
Value of brokerage transactions
   with affiliates to value of total
   brokerage transactions                    0.99%

As of October 31, 2001, IDEX Janus Balanced owned $        of the common
stock of Charles Schwab Corp. Charles Schwab Corp. is one of the ten brokers or dealers that received the greatest dollar amount of brokerage commissions from IDEX Janus Balanced during the fiscal year ended October 31, 2001.


As of October 31, 2001, IDEX Janus Balanced owned       ; and IDEX T. Rowe Price
Dividend Growth owned $        of the common stock of Morgan Stanley, Dean
Witter, Discover and Company. Morgan Stanley, Dean Witter, Discover and Company is one of the ten brokers or dealers that received the greatest dollar amount of brokerage commissions from IDEX Janus Balanced and Tax-Efficient during the fiscal year ended October 31, 2001.


As of October 31, 2001, IDEX LKCM Strategic Total Return owned     of the common
stock of J.P. Morgan & Company, Inc. J.P. Morgan & Company, Inc. is one of the ten brokers or dealers that received the greatest dollar amount of brokerage commissions from IDEX LKCM Strategic Total Return during the fiscal year ended October 31, 2001.


As of October 31, 2001, IDEX Goldman Sachs Growth owned       ; and IDEX Great
Companies -- America/SM/ owned $        of the common stock of Merrill Lynch &
Company, Inc., Merrill Lynch & Company, Inc. is one of the ten brokers or dealers that received the greatest dollar amount of brokerage commissions from IDEX Goldman Sachs Growth and IDEX Great Companies -- AmericaSM during the fiscal year ended October 31, 2001.

                             BROKERAGE COMMISSIONS


                                    IDEX Alger    IDEX Janus                              IDEX Jennison        IDEX
Brokerage Commissions Paid          Aggressive      Capital     IDEX Janus   IDEX Janus       Equity     Salomon Investment
(including Affiliated Brokerage)      Growth     Appreciation     Global       Growth      Opportunity       Value/1/
---------------------------------- ------------ -------------- ------------ ------------ --------------- ------------------
October 31, 2001                   $             $            $            $               $                 $
October 31, 2000                   $328,891      $777,240     $2,817,562   $2,409,270      $61,467           $27,384
October 31, 1999                   $136,673      $179,054     $2,189,777   $2,668,652      $29,437           $13,580

Affiliated Brokerage Paid
-------------------------

October 31, 2001                   $             $            $            $               $                 $
October 31, 2000                   $323,971      $      0     $        0   $        0      $     0           $     0
October 31, 1999                   $136,631      $      0     $        0   $        0      $     0           $     0



                                      IDEX LKCM    DEX Transamerica               IDEX Janus  IDEX/Transamerica
Brokerage Commissions Paid            Strategic         Value        IDEX Janus    Flexible   Conservative High  IDEX Federated
(including Affiliated Brokerage)    Total Return      Balanced/2/     Balanced      Income      Yield Bond/3/      Tax Exempt
---------------------------------- --------------  ---------------- ------------ ------------ ----------------- -----------------
October 31, 2001                       $             $                $            $                   $               $
October 31, 2000                       $69,258       $27,473          $577,167     $114,844            $0              $0
October 31, 1999                       $62,337       $55,676          $376,364     $165,196            $0              $0

Affiliated Brokerage Paid
-------------------------
October 31, 2001                       $     0       $     0          $      0     $      0            $0              $0
October 31, 2000                       $     0       $     0          $      0     $      0            $0              $0
October 31, 1999                       $     0       $     0          $      0     $      0            $0              $0

                                                                 IDEX T. Rowe
                                             IDEX                    Price
Brokerage Commissions Paid               Goldman Sachs                Tax-
(including Affiliated Brokerage)            Growth                  Efficient
---------------------------------- ------------------------ ----------------------
October 31, 2001
October 31, 2000                            $21,070                 $19,319
October 31, 1999                            $ 5,614                 $ 2,883

Affiliated Brokerage Paid
----------------------------------
October 31, 2001
October 31, 2000                            $ 1,232                 $     0
October 31, 1999                            $   538                 $     0



                                                          IDEX Pilgrim                                   IDEX
                                          IDEX               Baxter             IDEX T. Rowe           Pilgrim
Brokerage Commissions Paid              Salomon             Mid Cap              Price Small            Baxter
(including Affiliated Brokerage)        All Cap              Growth                  Cap              Technology
---------------------------------- ----------------- --------------------- ---------------------- -----------------
October 31, 2001
October 31, 2000                        $177,869            $88,609                $16,287             $27,361
October 31, 1999                        $ 11,258            $ 6,289                $ 2,752             $   N/A

Affiliated Brokerage Paid
----------------------------------
October 31, 2001
October 31, 2000                        $     30            $     0                $     0             $     0
October 31, 1999                        $     68            $     0                $     0             $   N/A


                                             IDEX
                                          Transamerica
Brokerage Commissions Paid                   Small
(including Affiliated Brokerage)            Company
---------------------------------- ----------------------
October 31, 2001
October 31, 2000                            $6,929
October 31, 1999                              N/A

Affiliated Brokerage Paid
----------------------------------
October 31, 2001
October 31, 2000                            $    0
October 31, 1999                              N/A



                                            IDEX            IDEX Great     IDEX Great     IDEX Great
Brokerage Commissions Paid              Transamerica       Companies --   Companies --   Companies --
(including Affiliated Brokerage)           Equity             America      Technology      Global(2)
---------------------------------- ---------------------- -------------- -------------- -------------
October 31, 2001
October 31, 2000                           $5,728             $15,100        $7,838         $3,310
October 31, 1999                             N/A                 N/A            N/A            N/A

Affiliated Brokerage Paid
----------------------------------
October 31, 2001
October 31, 2000                           $    0             $12,900        $7,174         $2,026
October 31, 1999                             N/A                 N/A            N/A            N/A


                                               IDEX             IDEX Janus      IDEX
 Brokerage Commissions Paid                   Gabelli             Growth &      Munder
 (including Affiliated Brokerage)          Global Growth           Income       Net50
----------------------------------   -----------------------   ------------   -------
 October 31, 2001
 October 31, 2000                             $9,059                N/A        N/A
 October 31, 1999                              N/A                  N/A        N/A

Affiliated Brokerage Paid
----------------------------------
 October 31, 2000                             $    0                N/A        N/A
 October 31, 1999                              N/A                  N/A        N/A
 October 31, 1998                              N/A                  N/A        N/A

1 Prior to February 28, 2002, NWQ Investment Management Co., Inc served as sub-adviser and the fund was named NWQ Value Equity.
2 Prior to August 24, 2001, Dean Investment Associates served as sub-adviser and the fund was named Dean Asset Allocation.
3 Prior to March 1, 2002, AEGON USA Investment Management, Inc. served as sub-adviser and the fund was named IDEX AEGON Income Plus.
4    Prior to March 1, 2002, this fund was named IDEX T. Rowe Price Dividend
     Growth.



The following table provides brokerage commissions that were directed to brokers for brokerage and research services provided during the fiscal year ended October 31, 2001.

IDEX Jennison Equity       IDEX Transamerica Value      IDEX Salomon Investors      IDEX LKCM Strategic Total
Opportunity                Balanced(1)                    Value(2)                      Return
$                          $                            $                           $

IDEX Goldman Sachs Growth  IDEX Pilgrim Baxter Mid Cap  IDEX Janus Growth           IDEX Janus Global
                           Growth
$                          $                            $                           $

IDEX Janus Balanced        IDEX Janus Capital           IDEX T. Rowe Price Tax-     IDEX Salomon All Cap
                           Appreciation                 Exempt(3)
$                          $                            $                           $

IDEX Pilgrim Baxter        IDEX T. Rowe Price Small
Technology                 Cap
$                          $

------------------
1 Prior to August 24, 2001, Dean Investment Associates served as sub-adviser and the fund was named Dean Asset Allocation.
2 Prior to February 28, 2002, NWQ Investment Management Co., Inc. served as sub-adviser and the fund was named NWQ Value Equity.
3    Prior to March 1, 2002, this fund was named IDEX T. Rowe Price Dividend
     Growth.


IDEX Janus Global, IDEX Janus Growth, IDEX LKCM Strategic Total Return, IDEX Janus Balanced, IDEX Janus Flexible Income and IDEX Janus Capital Appreciation all experienced a significant increase in brokerage commissions paid as a result of the increased volume of sales of the respective funds for fiscal year ended October 31, 2001.
                                       64

                             TRUSTEES AND OFFICERS


TRUSTEES AND OFFICERS


The fund is governed by a Board of Trustees. Subject to the supervision of the Board of Trustees, the assets of each fund are managed by an investment adviser and sub-advisers, and by fund managers. The Board of Trustees is responsible for managing the business and affairs of the Fund. It oversees the operation of the Fund by its officers. It also reviews the management of the funds' assets by the investment adviser and sub-advisers. Information about the Directors and officers of the Fund is as follows:


DISINTERESTED TRUSTEES*
-------------------------------- -------------- ------------ ---------------------------------- -------------
                                                                                                Number of

                                                  Term of                                       Funds/Portfolios
                                                  Office                                        overseen by

                                  Position(s)   and length        Principal Occupation(s)       Trustee in
                                     held         of time              or Employment            Fund Complex
      Name, Address & Age          With IDEX      served            in the past 5 years
-------------------------------- -------------- ------------ ---------------------------------- -------------
Peter R. Brown                   Vice Chairman  1986 -       Chairman of the Board, Peter       All IDEX
1180 6th Street East                            present      Brown Construction Company         funds  (31)
Treasure Island,                                             (construction contractors and
Florida  33708                                               engineers), Largo, Florida         All AEGON/
(DOB 5/10/28)                                                (1963-2000); Vice Chairman,        Transamerica
                                                             AEGON/Transamerica Series Fund,    Series Fund
                                                             Inc., Rear Admiral (Ret.) U.S.     ("ATSF")
                                                             Navy Reserve, Civil Engineer       portfolios
                                                             Corps.                             (34)
-------------------------------- -------------- ------------ ---------------------------------- -------------
Charles C. Harris                Trustee        1994 -       Director, AEGON/Transamerica       All IDEX
35 Winston Drive                                present      Series Fund, Inc.                  funds (31)
Clearwater,                                                  (1986-present); former Trustee
Florida  33756                                               of IDEX Fund, IDEX II Series       All ATSF
(DOB 7/15/30)                                                Fund and IDEX Fund 3.              Portfolios
                                                                                                (34)

-------------------------------- -------------- ------------ ---------------------------------- -------------
Russell A. Kimball, Jr.          Nominee        Current      Director, AEGON/Transamerica       All of IDEX
1160 Gulf Boulevard                             Nominee      Series Fund, Inc.                  Funds (31)
Clearwater Beach,                                            (1986-present); General Manager,
Florida  34630                                               Sheraton Sand Key Resort (resort   All ATSF
(DOB 8/17/44)                                                hotel), Clearwater, Florida        Portfolios
                                                             (1975-present)                     (34)
-------------------------------- -------------- ------------ ---------------------------------- -------------
Jack E. Zimmerman**              Trustee        1986 -       Director (December,                All IDEX
507 Saint Michael Circle                        present      1987-present), Western Reserve     funds (31)
Kettering,                                                   Life Assurance Co. of Ohio;
Ohio  45429                                                  currently retired; formerly,
(DOB 2/3/28)                                                 Director, Regional Marketing of
                                                             Marietta
                                                             Corporation
                                                             (aerospace
                                                             industry) and
                                                             Director of
                                                             Strategic Planning
                                                             of Martin Marietta
                                                             Baltimore
                                                             Aerospace.

-------------------------------- -------------- ------------ ---------------------------------- -------------
William W. Short, Jr.            Trustee        1986 -       Director, AEGON/Transamerica       All IDEX
12420 73rd Court                                present      Series Fund, Inc.                  funds (31)
Largo,                                                       (2000-present); President and
Florida 33773                                                majority shareholder of Short's,   All ATSF
(DOB 2/25/36)                                                Inc. (men's retail apparel);       Portfolios
                                                             Chairman of Southern Apparel       (34)
                                                             Corporation, S.A.C. Apparel
                                                             Corporation and S.A.C.
                                                             Distributors (nationwide
                                                             wholesale apparel distributors),
                                                             Largo, Florida.
-------------------------------- -------------- ------------ ---------------------------------- -------------
Daniel Calabria                  Trustee        1996-present Director, AEGON/Transamerica        All IDEX
7068 S. Shore Drive So.,                                     Series Fund, Inc.                  funds (31)
South Pasadena,                                              (2001-present); Trustee
Florida  33707                                               (1993-present) and President       All ATSF
(DOB 3/5/36)                                                 (1993-1995) of the Florida Tax     Portfolios
                                                             Free Funds (mutual funds);         (34)
                                                             President and Director (1995) of
                                                             Sun Chiropractic Clinics, Inc.,
                                                             Executive Vice President
                                                             (1993-1995), William R. Hough &
                                                             Co. (investment adviser,
                                                             municipal bond and underwriting
                                                             firm).
-------------------------------- -------------- ------------ ---------------------------------- -------------
Janice B. Case                   Nominee        Current      Director, AEGON/Transamerica       All IDEX
205 Palm Island NW                              Nominee      Series Fund, Inc.                  funds (31)
Clearwater, Florida 33767                                    (2001-present); Senior Vice
(DOB 9/27/52)                                                President (1996-2000), Vice        All ATSF
                                                             President (1990-1996), Director    Portfolios
                                                             of Customer Service & Marketing    (34)
                                                             (1987-1990), Florida Power
                                                             Corporation, St. Petersburg,
                                                             Florida
-------------------------------- -------------- ------------ ---------------------------------- -------------
* Mr. James Churchill of Bluffton, South Carolina serves as Trustee Emeritus.


INTERESTED TRUSTEES

-------------------------------- -------------- ------------ ---------------------------------- -------------
                                                                                                Number of

                                                  Term of                                       Funds/Portfolios
                                                  Office                                        overseen by

                                  Position(s)   and length        Principal Occupation(s)       Trustee in
                                     held         of time              or Employment            Fund Complex
      Name, Address & Age          With IDEX      served            in the past 5 years
-------------------------------- -------------- ------------ ---------------------------------- -------------
John R. Kenney(1)                Chairman       1996-present Chairman of the Board, Director    All IDEX
P. O. Box 5068                                               and Co-CEO of Great Companies,     funds (31)
Clearwater,                                                  L.L.C.; Chairman of the Board of
Florida  33758                                               Directors, Western Reserve Life    All ATSF
(DOB 2/8/38)                                                 Assurance Co. of Ohio; Chairman    Portfolios
                                                             of the Board of Directors          (34)
                                                             (September, 1996-December,
                                                             2001), President (September,
                                                             1997-December, 2001);
                                                             AEGON/Transamerica Fund
                                                             Advisers, Inc. (investment
                                                             adviser), St. Petersburg,
                                                             Florida; Chairman of the Board
                                                             of Directors (September
                                                             1996-present),
                                                             AEGON/Transamerica Fund
                                                             Services, Inc., St. Petersburg,
                                                             Florida; Director (December,
                                                             1990-present); IDEX Management,
                                                             Inc., (investment adviser), St.
                                                             Petersburg, Florida; Trustee and
                                                             Chairman (September
                                                             1996-present),
                                                             AEGON/Transamerica Series Fund,
                                                             Inc. (investment company), St.
                                                             Petersburg, Florida.
-------------------------------- -------------- ------------ ---------------------------------- -------------

Patrick S. Baird (1)             President,     1999-present Executive Vice President, Chief    All IDEX
4333 Edgewood Road NE            Trustee                     Operating Officer (February,       funds (31)
Cedar Rapids,                                                1996-present), AEGON USA;
Iowa 52499                                                   President and Director,            All ATSF
(DOB 1/19/54)                                                AEGON/Transamerica Series Fund,    Portfolios
                                                             Inc.                               (34)

-------------------------------- -------------- ------------ ---------------------------------- -------------

OFFICERS:
-------------------------------- -------------- ------------ ---------------------------------- -------------
                                                                                                Number of

                                                  Term of                                       Funds/Portfolios
                                                  Office                                        overseen by

                                  Position(s)   and length        Principal Occupation(s)       Trustee in
                                     held         of time              or Employment            Fund Complex
      Name, Address & Age          With IDEX      served            in the past 5 years
-------------------------------- -------------- ------------ ---------------------------------- -------------
      David Bullock(1)(2)          Executive      1998 -           (information to come)        N/A
         (DOB 4/25/56)               Vice         present
                                   President

-------------------------------- -------------- ------------ ---------------------------------- -------------
     John K. Carter, Esq.            Vice                          (information to come)        N/A
         (DOB 4/24/61)            President,
                                    Senior
                                  Counsel and

                                   Secretary

-------------------------------- -------------- ------------ ---------------------------------- -------------
    Christopher G. Roetzer                                         (information to come)        N/A
         (DOB 1/11/63)
-------------------------------- -------------- ------------ ---------------------------------- -------------




------------------------------------- ----------------------------------- -----------------------------------
NAME OF TRUSTEE                       Dollar Range of Equity              Aggregate Dollar Range of Equity
                                      Securities in the Fund              Securities in All Registered
                                                                          Investment Companies Overseen by
                                                                          Trustee in Family of Investment
                                                                          Companies

------------------------------------- ----------------------------------- -----------------------------------
INFORMATION TO COME
------------------------------------- ----------------------------------- -----------------------------------




------------------- ----------------- ----------------- ----------------- ----------------- -----------------
NAME OF TRUSTEE     Name of Owners    Company           Title of Class    Value of          Percent of Class
                    and                                                   Securities
                    Relationships
                    to
                    Trustee

------------------- ----------------- ----------------- ----------------- ----------------- -----------------
Information to
come

------------------- ----------------- ----------------- ----------------- ----------------- -----------------

The Fund pays no salaries or compensation to any of its officers, all of whom are officers or employees of either ISI, IMI or their affiliates. Disinterested Trustees (i.e., Trustees who are not affiliated with ISI, IMI or any of the sub-advisers) receive for each regular Board meeting: (a) a total annual retainer fee of $20,000 from the funds, of which the funds pay a pro rata share allocable to each fund based on the relative assets of the fund; plus (b) $4,000 and incidental expenses per meeting attended. Three of the Disinterested Trustees have been elected to serve on the Fund's Audit Committee, which meets twice annually. Each Audit Committee member receives a total of $2,500 per Audit Committee meeting attended in addition to the regular meetings attended. In the case of a Special Board Meeting, each of the Disinterested Trustees receives a fee of $2,500 plus incidental expenses per special meeting attended, in addition to the regular meetings attended. Any fees and expenses paid to Trustees who are affiliates of IMI or ISI are paid by IMI and/or ISI and not by the funds.


Commencing on January 1, 1996, a non-qualified deferred compensation plan (the "Plan") became available to Trustees who are not interested persons of the Fund. Under the Plan, compensation may be deferred that would otherwise be payable by the Fund and/or WRL Series Fund, Inc., to a Disinterested Trustee or Director on a current basis for services rendered as Trustee or Director. Deferred compensation amounts will accumulate based on the value of Class A shares of a fund (without imposition of sales charge), as elected by the Trustee. It is not anticipated that the Plan will have any impact on the funds.

The following table provides compensation amounts paid to Disinterested Trustees of the Fund for the fiscal year ended October 31, 2001.

                               COMPENSATION TABLE


                                           Aggregate               Pension Or Retirement        Total Compensation Paid to
                                       Compensation From        Benefits Accrued As Part of         Trustees from Fund
Name of Person, Position              IDEX Mutual Funds *              Fund Expenses                    Complex**
--------------------------------   -------------------------   -----------------------------   ---------------------------
                                    For Year Ended 10/31/01            As of 10/31/01                    10/31/01
Peter R. Brown, Trustee                    $                            $                              $
Daniel Calabria, Trustee                   $                            $                              $
James L. Churchill, Trustee(1)             $                            $                              $
Charles C. Harris, Trustee                 $                            $                              $
Julian A. Lerner, Trustee***               $                            $                              $
William W. Short, Jr., Trustee             $                            $                              $
Jack E. Zimmerman, Trustee                 $                            $    --                        $
                                           --------                     -------                        --------
Total                                      $                            $                              $


------------------------------
 * Of this aggregate compensation, the total amounts deferred (including earnings) and accrued for the benefit of the participating Trustees for the year ended October 31, 2000 were as follows: Peter R. Brown, $19,776; Daniel Calabria, $14,318; James L. Churchill, $34,094; William W. Short, Jr., $37,555; Charles Harris, $6,900 and Jack E. Zimmerman, $3,761.
 ** The Fund Complex consists of IDEX Mutual Funds and WRL Series Fund, Inc. *** Effective January 1, 2002, Mr. Lerner ended his term as Trustee Emeritus.
(1) Mr. Churchill resigned from the Board effective March 27, 2001 and is now serving as Trustee Emeritus.


The Board of Trustees has adopted a policy whereby any Disinterested Trustee of the Fund in office on September 1, 1990 who has served at least three years as a trustee may, subject to certain limitations, elect upon his resignation to serve as a trustee emeritus for a period of two years. A trustee emeritus has no authority, power or responsibility with respect to any matter of the Fund. While serving as such, a trustee emeritus is entitled to receive from the Fund an annual fee equal to one-half the fee then payable per annum to Disinterested Trustees of the Fund, plus reimbursement of expenses incurred for attendance at Board meetings.


The Fund has an Executive Committee whose members currently are John R. Kenney, Pat Baird and Peter R. Brown. The Executive Committee may perform all of the functions which may be performed by the Board of Trustees, except as set forth in the Declaration of Trust and By-Laws of the Fund or as prohibited by applicable law.


During the fiscal year ended October 31, 2001, the Fund paid $        in
trustees fees and expenses and $      in trustee emeritus fees or expenses. As
of January 30, 2002, the trustees and officers held in the aggregate less than 1% of the outstanding shares of each of the funds.

                              PURCHASE OF SHARES

As stated in the prospectus, each fund offers investors a choice of four classes of shares. (IDEX Janus Growth also includes a fifth class, Class T shares, which are not available for new investors.) Class A, Class B, Class C or Class M shares of a fund can be purchased through ISI or through broker-dealers or other financial institutions that have sales agreements with ISI. Shares of each fund are sold at the net asset value per share as determined at the close of the regular session of business on the New York Stock Exchange next occurring after a purchase order is received and accepted by the fund. (The applicable sales charge is added in the case of Class A, Class M and Class T shares.) The prospectus contains detailed information about the purchase of fund shares.

                              DEALER REALLOWANCES

IDEX sells shares of its funds both directly and through authorized dealers. When you buy shares, your fund receives the entire NAV of the shares you purchase. AFSG keeps the sales charge, then "reallows" a portion to the dealers through which shares were purchased. This is how dealers are compensated.

From time to time, AFSG will create special promotions in which dealers earn larger reallowances in return for selling significant amounts of shares or for certain training services. Sometimes, these dealers may earn virtually the entire sales charge; at those times, they may be deemed underwriters as described in the 1933 Act.

Promotions may also involve non-cash incentives such as prizes or merchandise. Non-cash compensation may also be in the form of attendance at seminars conducted by AFSG, including lodging and travel expenses, in accordance with the rules of the NASD.

Reallowances may also be given to financial institutions to compensate them for their services in connection with Class A share sales and servicing of shareholder accounts.

AFSG may also pay dealers or financial institutions from its own funds or administrative services for larger accounts.



                       Class A Share Dealer Reallowances
                (all funds except IDEX Janus Flexible Income,
                      IDEX Transamerica High Yield Bond*
                        and IDEX Federated Tax Exempt)


                                            Reallowance to Dealers as a %
Amount of Purchase                                of Offering Price
----------------------------------------   ------------------------------
Under $50 Thousand                                                 4.75%
$50 Thousand to under $100 Thousand                                4.00%
$100 Thousand to under $250 Thousand                               2.75%
$250 Thousand to under $500 Thousand                               2.25%
$500 Thousand to under $1 Million                                  1.75%
For purchases of $1 Million and above:
$1 Million to under $5 Million                                     1.00%
$5 Million to under $50 Million                           Plus  0.50%
$50 Million and above                                     Plus  0.25%

                       Class A Share Dealer Reallowances
         (IDEX Janus Flexible Income, IDEX Transamerica High Yield Bond*
                         and IDEX Federated Tax Exempt)


                                            Reallowance to Dealers as a %
Amount of Purchase                                of Offering Price
----------------------------------------   ------------------------------
Under $50 Thousand                                                 4.00%
$50 Thousand to under $100 Thousand                                3.25%
$100 Thousand to under $250 Thousand                               2.75%
$250 Thousand to under $500 Thousand                               1.75%
$500 Thousand to under $1 Million                                  1.00%
For purchases of $1 Million and above:
$1 Million to under $5 Million                                     0.50%
$5 Million and above                                     Plus  0.25%

                       Class B Share Dealer Reallowances

                   Reallowance to Dealers as a %
                         of Offering Price
                ----------------------------------
All purchases         5.00%*
                   * From time to time, AFSG may
                reallow to a dealer an amount
                less than 5% on sales of Class B
                shares. In such circumstances,
                AFSG will benefit directly to the
                extent the reallowance percentage
                is reduced below 5% on any
                purchase of Class B shares.

                       Class M Share Dealer Reallowances



                        Reallowance to Dealers as a %
Amount of Purchase            of Offering Price
--------------------   ------------------------------
All purchases                                  2.00%

                       Class T Share Dealer Reallowances
                              (IDEX Janus Growth)



                         Reallowance to Dealers as a %
Amount of Purchase             of Offering Price
---------------------   ------------------------------
$1,000,000 and over                             1.00%

* Prior to March 1, 2002, AEGON USA Investment Management, Inc. served as sub-adviser and the fund was named IDEX AEGON Income Plus.


                               DISTRIBUTION PLANS

As stated in the prospectus under "Investment Advisory and Other Services," each fund has adopted a separate Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (individually, a "Plan" and collectively, the "Plans"), applicable to Class A, Class B, Class C and Class M shares of the fund. This Plan is structured as a Compensation Plan. Class T shares of IDEX Janus Growth are not subject to annual distribution and service fees.


In determining whether to approve the Distribution Plan and the Distribution Agreements, the Trustees considered the possible advantages afforded shareholders from adopting the Distribution Plans and Distribution Agreements. The Trustees were informed by representatives of AFSG that reimbursements of distribution-related expenses by the Fund under the Distribution Plans would provide incentives to AFSG to establish and maintain an enhanced distribution system whereby new investors will be attracted to the funds. The Trustees believe that improvements in distribution services should result in increased sales of shares in the funds. In turn, increased sales are expected to lead to an increase in a fund's net asset levels, which would enable the funds to achieve economies of scale and lower their per-share operating expenses. In addition, higher net asset levels could enhance the investment management of the funds, for net inflows of cash from new sales may enable a fund's investment adviser and sub-adviser to take advantage of attractive investment opportunities. Finally, reduced redemptions could eliminate the potential need to liquidate attractive securities positions in order to raise the capital necessary to meet redemption requests.


Under the Plans for Class A shares (the "Class A Plans"), a fund may pay AFSG an annual distribution fee of up to 0.35% and an annual service fee of up to 0.25% of the average daily net assets of a fund's Class A shares; however, to the extent that a fund pays service fees, the amount which a fund may pay as a distribution fee is reduced accordingly so that the total fees payable under the Class A Plan may not exceed on an annualized basis 0.35% of the average daily net assets of a fund's Class A shares.


Under the Plans for Class B shares (the "Class B Plans"), a fund may pay AFSG an annual distribution fee of up to 0.75% and an annual service fee of up to 0.25% of the average daily net assets of the fund's Class B shares.


Under the Plans for Class C shares (the "Class C Plans"), a fund may pay AFSG an annual distribution fee of up to 0.75% and an annual service fee of up to 0.25% of the average daily net assets of the fund's Class C shares.


Under the Plans for Class M shares (the "Class M Plans"), a fund may pay AFSG an annual distribution fee of up to 0.75% and an annual service fee of up to 0.25% of the average daily net assets of the fund's Class M shares; however, the total fee payable pursuant to the Class M Plan may not, on an annualized basis, exceed 0.90% of the average daily net assets of the fund's Class M shares.


AFSG may use the fees payable under the Class A, Class B, Class C and Class M Plans as it deems appropriate to pay for activities or expenses primarily intended to result in the sale of the Class A, Class B, Class C or Class M shares, respectively, or in personal service to and/or maintenance of these shareholder accounts. For each class, these activities and expenses may include, but are not limited to:


      Compensation to employees of AFSG;


      Compensation to and expenses of AFSG and other selected dealers who engage in or otherwise support the distribution of shares or who service shareholder accounts;


      The costs of printing and distributing prospectuses, statements of additional information and reports for other than existing shareholders; and

      The cost of preparing, printing and distributing sales literature and advertising materials.


Under the Plans, as required by Rule 12b-1, the Board of Trustees will review, at least quarterly, a written report provided by AFSG of the amounts expended by AFSG in distributing and servicing Class A, Class B, Class C or Class M shares of the funds and the purpose for which such expenditures were made. For so long as the Plans are in effect, selection and nomination of the Trustees who are not interested persons of the Fund shall be committed to the discretion of the Trustees who are not interested persons of the Fund.


A Plan may be terminated as to a class of shares of a fund at any time by vote of a majority of the Disinterested Trustees, or by vote of a majority of the outstanding voting securities of the applicable class. A Plan may be amended by vote of the Trustees, including a majority of the Disinterested Trustees of the Fund and have no direct or indirect financial interest in the operation of the Plan or any agreement relating thereto, cast in person at a meeting called for that purpose. Any amendment of a Plan that would materially increase the costs to a particular class of shares of a fund requires approval by the shareholders of that class. A Plan will remain in effect for successive one year periods, so long as such continuance is approved annually by vote of the Fund's Trustees, including a majority of the Disinterested Trustees, cast in person at a meeting called for the purpose of voting on such continuance.

                               DISTRIBUTION FEES

Distribution related expenses incurred by ISI for the fiscal year ended October 31, 2001 are listed in the table below. These expenses have been partially reimbursed to AFSG by a 12b-1 arrangement with the funds.




                                                    IDEX Alger                                  IDEX GE
                                                 Aggressive Growth                        International Equity
                                    ------------------------------------------- ----------------------------------------
                                         A          B         C**       M***         A          B        C**      M***
                                      Shares     Shares     Shares     Shares     Shares     Shares    Shares    Shares
                                    ---------- ---------- ---------- ---------- ---------- ---------- -------- ---------
Advertising
Printing/mailing
 prospectuses to other than
 current shareholders
Compensation to
 underwriters
Compensation to dealers
Compensation to sales personnel
Interest or other finance charges
Travel
Office expenses
Administrative processing costs
TOTAL

                                                      IDEX Janus
                                                 Capital Appreciation
                                    ----------------------------------------------
                                          A            B         C**       M***
                                        Shares      Shares     Shares     Shares
                                    ------------- ---------- ---------- ----------
Advertising
Printing/mailing
 prospectuses to other than
 current shareholders
Compensation to
 underwriters
Compensation to dealers
Compensation to sales personnel
Interest or other finance charges
Travel
Office expenses
Administrative processing costs
TOTAL



                                                    IDEX Janus Global
                                    --------------------------------------------------
                                           A             B           C**       M***
                                        Shares         Shares      Shares     Shares
                                    -------------- ------------- ---------- ----------
Advertising
Printing/mailing
 prospectuses to other than
 current shareholders
Compensation to
 underwriters
Compensation to dealers
Compensation to sales personnel
Interest or other finance charges
Travel
Office expenses
Administrative processing costs
TOTAL


                                                      IDEX Janus Growth*
                                    ------------------------------------------------------
                                          A             B            C**          M***
                                        Shares        Shares       Shares        Shares
                                    ------------- ------------- ------------ -------------
Advertising
Printing/mailing
 prospectuses to other than
 current shareholders
Compensation to
 underwriters
Compensation to dealers
Compensation to sales personnel
Interest or other finance charges
Travel
Office expenses
Administrative processing costs
TOTAL



                                               IDEX Jennison Equity
                                                   Opportunity
                                    ------------------------------------------
                                         A           B        C**      M***
                                       Shares     Shares    Shares    Shares
                                    ----------- ---------- -------- ----------
Advertising
Printing/mailing
 prospectuses to other than
 current shareholders
Compensation to
 underwriters
Compensation to dealers
Compensation to sales personnel
Interest or other finance charges
Travel
Office expenses
Administrative processing costs
TOTAL


                                          IDEX Salomon Investors Value/1/             IDEX LKCM Strategic Total Return
                                    ----------------------------------------- -----------------------------------------------
                                         A          B        C**      M***         A           B           C**        M***
                                      Shares     Shares    Shares    Shares     Shares       Shares      Shares      Shares
                                    ---------- ---------- -------- ---------- ---------- ------------- ---------- -----------
Advertising
Printing/mailing
 prospectuses to other than
 current shareholders
Compensation to
 underwriters
Compensation to dealers
Compensation to sales personnel
Interest or other finance charges
Travel
Office expenses
Administrative processing costs
TOTAL

                                        IDEX Transamerica Value Balanced/2/                   IDEX Janus Balanced
                                    ------------------------------------------ -------------------------------------------------
                                         A          B         C**      M***          A             B           C**       M***
                                      Shares      Shares    Shares    Shares       Shares        Shares      Shares     Shares
                                    ---------- ----------- -------- ---------- ------------- ------------- ---------- ----------
Advertising
Printing/mailing
 prospectuses to other than
 current shareholders
Compensation to
 underwriters
Compensation to dealers
Compensation to sales personnel
Interest or other finance charges
Travel
Office expenses
Administrative processing costs
TOTAL


                                                                                          IDEX Transamerica Conservative
                                              IDEX Janus Flexible Income                         High yield Bond/3/
                                    ---------------------------------------------- ------------------------------------------
                                          A            B         C**       M***         A          B         C**       M***
                                        Shares      Shares     Shares     Shares     Shares     Shares     Shares     Shares
                                    ------------- ---------- ---------- ---------- ---------- ---------- ---------- ---------
Advertising
Printing/mailing
 prospectuses to other than
 current shareholders
Compensation to
 underwriters
Compensation to dealers
Compensation to sales personnel
Interest or other finance charges
Travel
Office expenses
Administrative processing costs
TOTAL


                                            IDEX Federated Tax Exempt                 IDEX Goldman Sachs Growth
                                    ----------------------------------------- --------------------------------------------
                                         A          B        C**      M***         A          B         C**        M***
                                      Shares     Shares    Shares    Shares     Shares     Shares     Shares      Shares
                                    ---------- ---------- -------- ---------- ---------- ---------- ---------- -----------
Advertising
Printing/mailing
 prospectuses to other than
 current shareholders
Compensation to
 underwriters
Compensation to dealers
Compensation to sales personnel
Interest or other finance charges
Travel
Office expenses
Administrative processing costs
TOTAL

                                                IDEX T. Rowe Price
                                                  Tax-Efficient/4/                        IDEX Salomon All Cap
                                    ------------------------------------------- ------------------------------------------
                                         A          B         C**       M***         A          B         C**       M***
                                      Shares     Shares     Shares     Shares     Shares     Shares     Shares     Shares
                                    ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------
Advertising
Printing/mailing
 prospectuses to other than
 current shareholders
Compensation to
 underwriters
Compensation to dealers
Compensation to sales personnel
Interest or other finance charges
Travel
Office expenses
Administrative processing costs
TOTAL


                                        IDEX Pilgrim Baxter Mid Cap Growth             IDEX T. Rowe Price Small Cap
                                    ------------------------------------------- ------------------------------------------
                                         A          B         C**       M***         A          B         C**       M***
                                      Shares     Shares     Shares     Shares     Shares     Shares     Shares     Shares
                                    ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------
Advertising
Printing/mailing
 prospectuses to other than
 current shareholders
Compensation to
 underwriters
Compensation to dealers
Compensation to sales personnel
Interest or other finance charges
Travel
Office expenses
Administrative processing costs
TOTAL


                                          IDEX Pilgrim Baxter Technology                   IDEX GE U.S. Equity
                                    ------------------------------------------- ------------------------------------------
                                         A          B         C**       M***         A          B         C**       M***
                                      Shares     Shares     Shares     Shares     Shares     Shares     Shares     Shares
                                    ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------
Advertising
Printing/mailing
 prospectuses to other than
 current shareholders
Compensation to
 underwriters
Compensation to dealers
Compensation to sales personnel
Interest or other finance charges
Travel
Office expenses
Administrative processing costs
TOTAL

                                          IDEX Transamerica Small Company               IDEX Transamerica Equity
                                    ------------------------------------------- ----------------------------------------
                                         A          B         C**       M***         A          B        C**      M***
                                      Shares     Shares     Shares     Shares     Shares     Shares    Shares    Shares
                                    ---------- ---------- ---------- ---------- ---------- ---------- -------- ---------
Advertising                          $   516    $   550    $   269    $   273    $   429    $   431    $  196   $  169
Printing/mailing
 prospectuses to other than
 current shareholders                $ 3,163    $ 3,370    $ 1,652    $ 1,673    $ 2,632    $ 2,643    $1,202   $1,038
Compensation to
 underwriters                        $ 2,015    $    --    $   582    $   330    $ 1,443    $    --    $  642   $  624
Compensation to dealers              $   707    $    --    $    --    $   514    $   737    $    --    $   --   $  785
Compensation to sales personnel      $10,627    $11,322    $ 5,549    $ 5,620    $ 8,841    $ 8,878    $4,038   $3,487
Interest or other finance charges    $    --    $    --    $    --    $    --    $    --    $    --    $   --   $   --
Travel                               $ 1,133    $ 1,207    $   591    $   599    $   942    $   946    $  430   $  372
Office expenses                      $ 2,831    $ 3,016    $ 1,478    $ 1,497    $ 2,355    $ 2,365    $1,076   $  929
Administrative processing costs      $   134    $   200    $    44    $    54    $    72    $    91    $   13   $   30
TOTAL                                $21,126    $19,664    $10,165    $10,559    $17,451    $15,353    $7,597   $7,433


                                         IDEX Great Companies -- AmericaSM        IDEX Great Companies -- TechnologySM
                                    ------------------------------------------- ----------------------------------------
                                         A          B         C**       M***         A          B        C**      M***
                                      Shares     Shares     Shares     Shares     Shares     Shares    Shares    Shares
                                    ---------- ---------- ---------- ---------- ---------- ---------- -------- ---------
Advertising                          $ 1,770    $   971    $   433    $   264    $   919    $   444    $  214   $  101
Printing/mailing
 prospectuses to other than
 current shareholders                $10,855    $ 5,953    $ 2,658    $ 1,619    $ 5,632    $ 2,724    $1,311   $  620
Compensation to
 underwriters                        $ 4,006    $    --    $   548    $   339    $ 1,914    $    --    $  264   $  146
Compensation to dealers              $ 2,067    $    --    $    --    $   467    $ 1,084    $    --    $   --   $  220
Compensation to sales personnel      $36,467    $19,998    $ 8,929    $ 5,437    $18,921    $ 9,150    $4,403   $2,082
Interest or other finance charges    $    --    $    --    $    --    $    --    $    --    $    --    $   --   $   --
Travel                               $ 3,887    $ 2,131    $   952    $   580    $ 2,017    $   975    $  469   $  222
Office expenses                      $ 9,714    $ 5,327    $ 2,378    $ 1,448    $ 5,040    $ 2,437    $1,173   $  554
Administrative processing costs      $   209    $   137    $    35    $    21    $   159    $   107    $   25   $   14
TOTAL                                $68,975    $34,517    $15,933    $10,174    $35,685    $15,836    $7,858   $3,959


                                       IDEX Great Companies -- Global2            IDEX Gabelli Global Growth
                                    ------------------------------------- ------------------------------------------
                                         A         B       C**     M***        A          B         C**       M***
                                      Shares    Shares   Shares   Shares    Shares     Shares     Shares     Shares
                                    ---------- -------- -------- -------- ---------- ---------- ---------- ---------
Advertising                          $   317    $   84   $   54   $  127   $   690    $ 1,007    $ 1,090    $   349
Printing/mailing
 prospectuses to other than
 current shareholders                $ 1,944    $  515   $  329   $  776   $ 4,230    $ 6,176    $ 6,682    $ 2,139
Compensation to
 underwriters                        $   244    $   --   $  202   $   --   $   642    $    --    $   339    $    --
Compensation to dealers              $    --    $   --   $   --   $   --   $    --    $    --    $    --    $    --
Compensation to sales personnel      $ 6,530    $1,729   $1,105   $2,607   $14,210    $20,748    $22,447    $ 7,185
Interest or other finance charges    $    --    $   --   $   --   $   --   $    --    $    --    $    --    $    --
Travel                               $   696    $  184   $  118   $  278   $ 1,515    $ 2,211    $ 2,393    $   766
Office expenses                      $ 1,739    $  461   $  294   $  695   $ 3,785    $ 5,527    $ 5,980    $ 1,914
Administrative processing costs      $    12    $    7   $    2   $    2   $    44    $    68    $    24    $    11
TOTAL                                $11,481    $2,979   $2,103   $4,484   $25,115    $35,737    $38,955    $12,363

--------------
 * Class T shares of IDEX Janus Growth are not subject to annual distribution and service fees.
 ** This class was established on November 1, 1999 and has different fees and expenses than pre-March 1, 1999 C Shares.
*** All shares designated as Class C shares prior to March 1, 1999 were renamed as Class M shares on that date.
(a) Prior to December 1, 2000, C.A.S.E. Management, Inc. served as sub-adviser to this and this fund was named IDEX C.A.S.E. Growth.
(b) Prior to June 15, 2000, AEGON USA Investment Management, Inc. served as sub-adviser to this fund.

Expenses are not listed for IDEX Janus Growth & Income and IDEX Munder Net50 as they commenced operations on December 15, 2000, and for IDEX American Century Income & Growth, IDEX American Century International and IDEX Isabelle Small Cap Value as they commence operations on April 2, 2001.

                         NET ASSET VALUE DETERMINATION

Net asset value is determined separately for each class of shares of a fund on each day as of the close of the regular session of business on the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. Eastern Time, Monday through Friday, except on: (i) days on which changes in the value of portfolio securities will not materially affect the net asset value of a particular class of shares of the funds; (ii) days during which no shares of a fund are tendered for redemption and no orders to purchase shares of that fund are received; or
(iii) customary national holidays on which the Exchange is closed. The per share net asset value of each class of shares of a fund is determined by adding the fund's total assets, subtracting liabilities and dividing by the number of shares outstanding. The public offering price of a Class A, Class B, Class C, Class M or Class T share of a fund is the net asset value per share plus, the applicable sales charge in the case of Class A, Class M or Class T shares. Investment securities are valued at the closing price for securities traded on a principal securities exchange (U.S. or foreign), or on the NASDAQ National Market. Investment securities traded on the over-the-counter market and listed securities for which no sales are reported for the trading period immediately preceding the time of determination are valued at the last bid price. Foreign currency denominated assets and liabilities are converted into U.S. dollars at the closing exchange rate each day. Other securities for which quotations are not readily available are valued at fair values determined in such manner as a fund's sub-adviser, under the supervision of the Board of Trustees, decides in good faith. (Information is not included in the chart below for IDEX Janus Growth & Income and IDEX Munder Net50 as they commenced operations on December 15, 2000 and for IDEX American Century Income & Growth, IDEX American Century International and IDEX Isabelle Small Cap Value as they commence operations on April 2, 2001.

                OFFERING PRICE PER SHARE CALCULATED AS FOLLOWS:



                                     Net Asset Value Per Share          Add Maximum      Amount of Sales   Offering Price
As of October 31, 2000            (net assets/shares outstanding)   Selling Commission        Charge         Per Share
-------------------------------- --------------------------------- -------------------- ----------------- ---------------
IDEX Alger Aggressive Growth
 Class A                                       $32.07                           5.50%         $1.87            $33.94
 Class B                                       $31.23                           0.00%         $  --            $31.23
 Class C*                                      $31.23                           0.00%         $  --            $31.23
 Class M**                                     $31.36                           1.00%         $0.32            $31.68
IDEX GE International Equity
 Class A                                       $12.76                           5.50%         $0.74            $13.50
 Class B                                       $12.53                           0.00%         $  --            $12.53
 Class C*                                      $12.53                           1.00%         $  --            $12.53
 Class M**                                     $12.57                           1.00%         $0.13            $12.70
IDEX Janus Capital Appreciation
 Class A                                       $32.08                           5.50%         $1.87            $33.95
 Class B                                       $31.25                           0.00%         $  --            $31.25
 Class C*                                      $31.25                           0.00%         $  --            $31.25
 Class M**                                     $31.38                           1.00%         $0.32            $31.70
IDEX Janus Global
 Class A                                       $40.20                           5.50%         $2.34            $42.54
 Class B                                       $38.97                           0.00%         $  --            $38.97
 Class C*                                      $38.98                           0.00%         $  --            $38.98
 Class M**                                     $38.94                           1.00%         $0.39            $39.33

                                         Net Asset Value Per Share          Add Maximum      Amount of Sales   Offering Price
As of October 31, 2001                (net assets/shares outstanding)   Selling Commission        Charge          Per Share
------------------------------------ --------------------------------- -------------------- ----------------- ----------------
IDEX Janus Growth
 Class A                                           $                        5.50%                     $                $
 Class B                                           $                        0.00%                     $                $
 Class C*                                          $                        0.00%                     $                $
 Class M**                                         $                        1.00%                     $                $
 Class T                                           $                        8.50%                     $                $
IDEX Jennison Equity Opportunity
 Class A                                           $                        5.50%                     $                $
 Class B                                           $                        0.00%                     $                $
 Class C*                                          $                        0.00%                     $                $
 Class M**                                         $                        1.00%                     $                $
IDEX Salomon Investors Value/1/
 Class A                                           $                        5.50%                     $                $
 Class B                                           $                        0.00%                     $                $
 Class C*                                          $                        0.00%                     $                $
 Class M**                                         $                        1.00%                     $                $
IDEX LKCM Strategic Total Return
 Class A                                           $                        5.50%                     $                $
 Class B                                           $                        0.00%                     $                $
 Class C*                                          $                        0.00%                     $                $
 Class M**                                         $                        1.00%                     $                $
IDEX Transamerica Value Balanced/2/
 Class A                                           $                        5.50%                     $                $
 Class B                                           $                        0.00%                     $                $
 Class C*                                          $                        0.00%                     $                $
 Class M**                                         $                        1.00%                     $                $
IDEX Janus Balanced
 Class A                                           $                        5.50%                     $                $
 Class B                                           $                        0.00%                     $                $
 Class C*                                          $                        0.00%                     $                $
 Class M**                                         $                        1.00%                     $                $
IDEX Janus Flexible Income
 Class A                                           $                        4.75%                     $                $
 Class B                                           $                        0.00%                     $                $
 Class C*                                          $                        0.00%                     $                $
 Class M*                                          $                        1.00%                     $                $
IDEX Transamerica Conservative
 High Yield Bond/3/
 Class A                                           $                        4.75%                     $                $
 Class B                                           $                        0.00%                     $                $
 Class C*                                          $                        0.00%                     $                $
 Class M**                                         $                        1.00%                     $                $
IDEX Federated Tax Exempt
 Class A                                           $                        4.75%                     $                $
 Class B                                           $                        0.00%                     $                $
 Class C*                                          $                        0.00%                     $                $
 Class M**                                         $                        1.00%                     $                $

                                     Net Asset Value Per Share          Add Maximum      Amount of Sales   Offering Price
As of October 31, 2000            (net assets/shares outstanding)   Selling Commission        Charge          Per Share
-------------------------------- --------------------------------- -------------------- ----------------- ----------------
IDEX Goldman Sachs Growth
 Class A                                       $                          5.50%                  $                $
 Class B                                       $                          0.00%                  $                $
 Class C*                                      $                          0.00%                  $                $
 Class M**                                     $                          1.00%                  $                $
IDEX T. Rowe Price Tax-Efficient/4/
 Class A                                       $                          5.50%                  $                $
 Class B                                       $                          0.00%                  $                $
 Class C*                                      $                          0.00%                  $                $
 Class M**                                     $                          1.00%                  $                $
IDEX Salomon All Cap
 Class A                                       $                          5.50%                  $                $
 Class B                                       $                          0.00%                  $                $
 Class C*                                      $                          0.00%                  $                $
 Class M**                                     $                          1.00%                  $                $
IDEX Pilgrim Baxter Mid Cap
Growth
 Class A                                       $                          5.50%                  $                $
 Class B                                       $                          0.00%                  $                $
 Class C*                                      $                          0.00%                  $                $
 Class M**                                     $                          1.00%                  $                $
IDEX T. Rowe Price Small Cap
 Class A                                       $                          5.50%                  $                $
 Class B                                       $                          0.00%                  $                $
 Class C*                                      $                          0.00%                  $                $
 Class M**                                     $                          1.00%                  $                $
IDEX Pilgrim Baxter Technology
 Class A                                       $                          5.50%                  $                $
 Class B                                       $                          0.00%                  $                $
 Class C*                                      $                          0.00%                  $                $
 Class M**                                     $                          1.00%                  $                $
IDEX Transamerica Small Company
 Class A                                       $                          5.50%                  $                $
 Class B                                       $                          0.00%                  $                $
 Class C*                                      $                          0.00%                  $                $
 Class M**                                     $                          1.00%                  $                $
IDEX Transamerica Equity
 Class A                                       $                          5.50%                  $                $
 Class B                                       $                          0.00%                  $                $
 Class C*                                      $                          0.00%                  $                $
 Class M**                                     $                          1.00%                  $                $

                                     Net Asset Value Per Share          Add Maximum      Amount of Sales   Offering Price
As of October 31, 2000            (net assets/shares outstanding)   Selling Commission        Charge          Per Share
-------------------------------- --------------------------------- -------------------- ----------------- ----------------
IDEX Great Companies --
  AmericaSM
 Class A                                       $                         5.50%               $                 $
 Class B                                       $                         0.00%               $                 $
 Class C*                                      $                         0.00%               $                 $
 Class M**                                     $                         1.00%               $                 $
IDEX Great Companies --
  TechnologySM
 Class A                                       $                         5.50%               $                 $
 Class B                                       $                         0.00%               $                 $
 Class C*                                      $                         0.00%               $                 $
 Class M**                                     $                         1.00%               $                 $
IDEX Great Companies -- Global2
 Class A                                       $                         5.50%               $                 $
 Class B                                       $                         0.00%               $                 $
 Class C*                                      $                         0.00%               $                 $
 Class M**                                     $                         1.00%               $                 $
IDEX Gabelli Global Growth
 Class A                                       $                         5.50%               $                 $
 Class B                                       $                         0.00%               $                 $
 Class C*                                      $                         0.00%               $                 $
 Class M**                                     $                         1.00%               $                 $


--------------
 * This class was established on November 1, 1999 and has different fees and expenses than the pre-March, 1999 shares.

** All shares designated as Class C shares prior to March 1, 1999 were renamed as Class M shares on that date. Effective November 1, 1999, each fund began offering a new Class C share that has different fees and expenses than the previous Class C share.

1 Prior to February 28, 2002, NWQ Investment Management Co., Inc. served as sub-adviser and the fund was named NWQ Value Equity.

2 Prior to August 24, 2001, Dean Investment Associates served as sub-advisor and the fund was named IDEX Dean Asset Allocation.

3 Prior to March 1, 2002, AEGON USA Investment Management, Inc. served as sub-adviser and the fund was named IDEX AEGON Income Plus.

4  Prior to March 1, 2002, this fund was named IDEX T. Rowe Price Dividend
   Growth.



                       DIVIDENDS AND OTHER DISTRIBUTIONS

An investor may choose among several options with respect to dividends and capital gains distributions payable to the investor. Dividends or other distributions will be paid in full and fractional shares at the net asset value determined as of the ex-dividend date unless the shareholder has elected another distribution option as described in the prospectus. Transaction confirmations and checks for payments designated to be made in cash generally will be mailed on the payable date. The per share income dividends on Class B, Class C and Class M shares of a fund are anticipated to be lower than the per share income dividends on Class A shares of that fund (and Class T shares of IDEX Janus Growth), as a result of higher distribution and service fees applicable to the Class B, Class C and Class M shares.


                              SHAREHOLDER ACCOUNTS


Detailed information about general procedures for Shareholder Accounts and specific types of accounts is set forth in the prospectus.

                                RETIREMENT PLANS

The Fund offers several types of retirement plans that an investor may establish to invest in shares of a fund with tax deductible dollars. Prototype retirement plans for both corporations and self-employed individuals, and for Individual Retirement Accounts, Code Section 401(k) Plans and Simplified Employee Pension Plans are available by calling or writing IDEX Customer Service. These plans require the completion of separate applications which are also available from IDEX Customer Service. State Street Bank & Trust, Kansas City, Missouri, acts as the custodian or trustee under these plans for which it charges an annual fee of up to $15.00 on each such account with a maximum of $30.00 per tax identification number. However, if your retirement plan is under custody of State Street and your combined retirement account balances per taxpayer identification number are more than $50,000, there is generally no fee. Shares of a fund are also available for investment by Code Section 403(b)(7) retirement plans for employees of charities, schools, and other qualifying employers. IDEX Federated Tax Exempt is not well-suited as an investment vehicle for tax-deferred retirement plans which cannot benefit from tax-exempt income and whose distributed earnings are taxable to individual recipients as ordinary income. To receive additional information or forms on these plans, please call IDEX Customer Service at 1-888-233-4339 (toll free) or write to Idex Investor Services, Inc. at P.O. Box 9015, Clearwater, Florida 33758-9015. No contribution to a retirement plan can be made until the appropriate forms to establish the plan have been completed. It is advisable for an investor considering the funding of any retirement plan to consult with an attorney, retirement plan consultant or financial or tax advisor with respect to the requirements of such plans and the tax aspects thereof.

                             REDEMPTION OF SHARES

Shareholders may redeem their shares at any time at any price equal to the net asset value per share next determined following receipt of a valid redemption order by the transfer agent, in proper form. Payment will ordinarily be made within three days of the receipt of a valid redemption order. The value of shares on redemption may be more or less than the shareholder's cost, depending upon the market value of the fund's net assets at the time of redemption. Class B share and Class M share and certain Class A and Class T share purchases are also subject to a contingent deferred sales charge upon certain redemptions. The prospectus describes the requirements and procedures for the redemption of shares.


Shares will normally be redeemed for cash, although each fund retains the right to redeem its shares in kind under unusual circumstances in order to protect the interests of the remaining shareholders by the delivery of securities selected from its assets at its discretion. The Fund has, however, elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which a fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Net Asset Value Determination," and such valuation will be made as of the same time the redemption price is determined. Upon any distributions in kind, shareholders may appeal the valuation of such securities by writing to the Fund.


Redemption of shares may be suspended, or the date of payment may be postponed, whenever: (1) trading on the Exchange is restricted, as determined by the SEC, or the Exchange is closed except for holidays and weekends; (2) the SEC permits such suspension and so orders; or (3) an emergency exists as determined by the SEC so that disposal of securities and determination of net asset value is not reasonably practicable.


The Contingent Deferred Sales Charge (CDSC) is waived on redemptions of Class B and Class M shares (and Class A, C and T, when applicable) in the circumstances described below:


(a) Redemption upon Total Disability or Death


A fund will waive the CDSC on redemptions following the death or total disability (as evidenced by a determination of the Federal Social Security Administration) of a shareholder, but in the case of total disability only as to shares owned at the time of the initial determination of disability. The transfer agent or distributor will require satisfactory proof of death or disability before it determines to waive the CDSC.

(b) Redemption Pursuant to a Fund's Systematic Withdrawal Plan


A shareholder may elect to participate in a systematic withdrawal plan ("SWP") with respect to the shareholder's investment in a fund. Under the SWP, a dollar amount of a participating shareholder's investment in the fund will be redeemed systematically by the fund on a periodic basis, and the proceeds paid in accordance with the shareholder's instructions. The amount to be redeemed and frequency of the systematic withdrawals will be specified by the shareholder upon his or her election to participate in the SWP. The CDSC will be waived on redemptions made under the SWP subject to the limitations described below.


The amount of a shareholder's investment in a fund at the time election to participate in the SWP is made with respect to the fund is hereinafter referred to as the "Initial Account Balance." The amount to be systematically withdrawn from a fund without the imposition of a CDSC may not exceed a maximum of 12% annually of the shareholder's Initial Account Balance. The funds reserve the right to change the terms and conditions of the SWP and the ability to offer the SWP.

Please Note: The amount redeemed under this waiver does not need to be under a systematic withdrawal plan. If it is not under a systematic withdrawal plan, it is limited to one redemption per calendar year up to 12% of your account balance at the time of redemption.


(c) Reinvestment Privilege


The CDSC is also waived on redemption of shares as it relates to the reinvestment of redemption proceeds in the same class of shares of another fund within 90 days after redemption.


(d) Certain Retirement Plan Withdrawals


For accounts opened prior to April 1, 2000, on withdrawals from IRS qualified and nonqualified retirement plans, individual retirement accounts, tax-sheltered accounts, and deferred compensation plans, where such withdrawals are permitted under the terms of the plan or account. (This waiver does not include transfer of asset redemptions, broker directed accounts or omnibus accounts.)

                                     TAXES

Each fund has qualified (except IDEX Munder Net50 and IDEX Janus Growth & Income, which intend to qualify), and expects to continue to qualify, for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for that treatment, a fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income ("Distribution Requirement") and must meet several additional requirements. With respect to each fund, these requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of a fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that, with respect to any one issuer, do not exceed 5% of the value of the fund's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of a fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If each fund qualifies as a regulated investment company and distributes to its shareholders substantially all of its net income and net capital gains, then each fund should have little or no income taxable to it under the Code. Shareholders of a regulated investment company generally are required to include these distributions as ordinary income, to the extent the distributions are attributable as the RICs investment income, net short-term capital gain, and certain net realized foreign exchange gains, or as capital gains, to the extent of the RICs net capital gain (i.e., net long-term capital gains over net short-term capital losses). (See, however, the discussion of IDEX Federated Tax Exempt, below.) If a fund fails to qualify as a regulated investment company, the fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to its shareholders will constitute ordinary dividend income to the extent of the fund's available earnings and profits.


A fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gains net income for the one-year period ending on October 31 of that year, plus certain other amounts. Each fund intends to distribute annually a sufficient amount of any taxable income and capital gains so as to avoid liability for this excise tax.

In order for IDEX Federated Tax Exempt to pay exempt-interest dividends for any taxable year, at the close of each taxable quarter, at least 50% of the aggregate value of the fund's portfolio must consist of exempt-interest obligations. If IDEX Federated Tax Exempt invests in any instruments that generate taxable income, distributions of the interest earned thereon will be taxable to that fund's shareholders as ordinary income to the extent of its earnings and profits. Moreover, if that fund realizes capital gains as a result of market transactions, any distributions of those gains will be taxable to its shareholders as capital gains.

Proposals may be introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. If such a proposal were enacted, the availability of municipal securities for investment by IDEX Federated Tax Exempt and the value of its portfolio securities would be affected. In that event, IDEX Federated Tax Exempt will re-evaluate its investment objective and policies.

Dividends and interest received by a fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. However, tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes. In addition, many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors and most U.S. Tax conventions preclude the imposition of such taxes.


If more than 50% of the value of IDEX Janus Global's total assets at the close of its taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election with the IRS that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possession income taxes paid by it. Pursuant to the election, a fund will treat those taxes as dividends paid to its shareholders and each shareholder will be required to: (1) include in gross income, and treat as paid by him, his proportionate share of those taxes; (2) treat his share of those taxes and of any dividend paid by the fund that represents income from foreign or U.S. possession sources as his own income from those sources; and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the limitation applicable to the foreign tax credit against his federal income tax. IDEX Janus Global will report to its shareholders shortly after each taxable year their respective shares of the income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election.

Each fund, except IDEX Federated Tax Exempt, may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive; or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of that stock (collectively, "PFIC income"), plus interest thereon, even if the fund distributes the PFIC income as a taxable dividend to its shareholders. If such a tax is imposed on a fund, the balance of the PFIC income will be included in the fund's investment company taxable income and, accordingly, will not be taxable to the fund to the extent that the income is distributed to its shareholders. If a fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then in lieu of the foregoing tax and interest obligation, the fund will be required to include in income each year its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain (the excess of net long-term capital gains over net short-term capital losses). This income inclusion is required even if the PFIC does not distribute such income and gains to the fund, and the amounts so included would be subject to the Distribution Requirement described above. In many instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.


In addition, another election may be available that would involve marking to market a fund's PFIC stock at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized as of such date although any such gains will be ordinary income rather than capital gain. If this election were made, tax at the fund level under the excess distribution rules would be eliminated, but a fund could incur nondeductible interest charges. A fund's intention to qualify annually as a regulated investment company may limit a fund's ability to make an election with respect to PFIC stock.

The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by a fund. In order to comply with the diversification and other requirements applicable to RICs, a fund may not be able to buy or sell certain securities at certain times, so the investments utilized (and the time at which such investments are purchased and sold) may be different from what the fund might otherwise believe to be desirable. Income from foreign currencies (except certain gains therefrom that could be excluded by future regulations), and income from transactions in options, futures and forward contracts derived by a fund with respect to its business of investing in securities or foreign currencies, generally will qualify as permissible income under the Income Requirement.

The treatment of income dividends and capital gains distributions by a fund to shareholders under the various state income tax laws may not parallel that under the federal law. Qualification as a regulated investment company does not involve supervision of a fund's management or of its investment policies and practices by any governmental authority.



Shareholders are urged to consult their own tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.


                            PRINCIPAL SHAREHOLDERS

To the knowledge of the Fund, as of February 1, 2002, no shareholders owned beneficially or 5% or more of the outstanding shares of beneficial interest of IDEX. The following shareholders own shares of beneficial interest for the fund specified:




                                                                                         % of Shares of
              Name/Address                               Fund                  Class   Beneficial Interest
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                                         [Information To Come]

























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             Name/Address                              Fund                  Class   Beneficial Interest
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              Name/Address                               Fund                   Class   Beneficial Interest
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                                 MISCELLANEOUS

ORGANIZATION

Each fund is a series of the IDEX Mutual Funds, a Massachusetts business trust that was formed by a Declaration of Trust dated January 7, 1986. The Trust currently is governed by a Restatement of Declaration of Trust ("Declaration of Trust") dated as of August 30, 1991.


On October 1, 1993, in a tax-free reorganization, IDEX Janus Flexible Income acquired all of the assets and assumed all of the liabilities of IDEX Total Income Trust ("IDEX Total") in exchange for shares of IDEX Janus Flexible Income which were then distributed to IDEX Total shareholders. All historical financial and performance information set forth in this SAI relates to IDEX Total prior to the date it was reorganized into IDEX Janus Flexible Income.


On September 20, 1996 in a tax-free reorganization, IDEX Janus Growth (formerly IDEX II Growth Fund) acquired all of the assets and assumed all of the liabilities of IDEX Fund and IDEX Fund 3 in exchange for Class T shares of IDEX Janus Growth which were then distributed on a pro rata basis to the respective shareholders of IDEX Fund and IDEX Fund 3. Upon closing of the reorganization, IDEX II Series Fund changed its name to IDEX Series Fund. IDEX Series Fund became IDEX Mutual Funds effective March 1, 1999.


SHARES OF BENEFICIAL INTEREST


The Declaration of Trust permits the Fund to issue an unlimited number of shares of beneficial interest. Shares of the Fund are fully paid and nonassessable when issued. Shares of the Fund have no preemptive, cumulative voting, conversion or subscription rights. Shares of the Fund are fully transferable but the Fund is not bound to recognize any transfer until it is recorded on the books.


The shares of beneficial interest of each fund are divided into four classes, Class A, Class B, Class C and Class M shares; IDEX Janus Growth includes a fifth class, Class T shares. Each class represents interests in the same assets of the fund and differ as follows: each class of shares has exclusive voting rights on matters pertaining to its plan of distribution or any other matter appropriately limited to that class; Class A shares are subject to an initial sales charge and are subject to a CDSC on purchases of $1 million or more if redeemed 24 months after purchase; Class B shares are subject to a CDSC, or back-end load, at a declining rate; Class C shares are not subject to an initial sales charge or CDSC; Class M shares are subject to an initial sales charge and are subject to a CDSC if redeemed 18 months after purchase; Class B, Class C and Class M shares are subject to higher ongoing distribution and service fees; each class may bear differing amounts of certain class-specific expenses; and each class has a separate exchange privilege. Class T shares of the IDEX Janus Growth are subject to an initial sales charge and are subject to a CDSC if redeemed 24 months after purchase. Class T shares have no annual distribution and service fees. Class T shares are NOT available to new investors; only existing Class T shareholders (who were shareholders of IDEX Fund or IDEX Fund 3 on September 20, 1996) may purchase additional Class T shares. The Fund does not anticipate that there will be any conflicts between the interests of holders of the different classes of shares of the same fund by virtue of these classes. On an ongoing basis, the Board of Trustees will consider whether any such conflict exists and, if so, take appropriate action. On any matter submitted to a vote of shareholders of a series or class, each full issued and outstanding share of that series or class has one vote.



The Declaration of Trust provides that each of the Trustees will continue in office until the termination of the Trust or his earlier death, resignation, bankruptcy or removal. A meeting will be called for the election of trustees upon the written request of holders of 10% or more of the outstanding shares of the Fund. Vacancies may be filled by a majority of the remaining trustees, subject to certain limitations imposed by the 1940 Act. Therefore, it is not anticipated that annual or regular meetings of shareholders normally will be held, unless otherwise required by the Declaration of Trust or the 1940 Act. Subject to the foregoing, shareholders have the power to vote for the election and removal of trustees, to terminate or reorganize the Fund, to amend the Declaration of Trust, on whether to bring certain derivative actions and on any other matters on which a shareholder vote is required by the 1940 Act, the Declaration of Trust, the Fund's bylaws or the Trustees.



LEGAL COUNSEL AND INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS



Sutherland Asbill & Brennan LLP, 1275 Pennsylvania Avenue, N.W., Washington, D.C. 20004, serves as counsel to the Fund and certain of its affiliates. PricewaterhouseCoopers LLP, 400 N. Ashley Street, Suite 2800 Tampa, Florida 33602-4319 serves as independent certified public accountants for the Fund.


REGISTRATION STATEMENT


This SAI and the prospectus for the Fund do not contain all the information set forth in the registration statement and exhibits relating thereto, which the Fund has filed with the SEC, Washington, D.C. under the 1933 Act and the 1940 Act, to which reference is hereby made.


                            PERFORMANCE INFORMATION

Quotations of average annual total return for a particular class of shares of a fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the fund over periods of 1, 5, and 10 years. These are the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula:


                                P(1 + T)n = ERV



(where P = a hypothetical initial investment of $1,000; T = the average annual total return; N = the number of years; and ERV = the ending redeemable value of a hypothetical $1,000 investment made at the beginning of the period). All average annual total return figures reflect the deduction of a proportionate share of each fund's expenses on an annual basis, and assume that the maximum sales load (Class A, M and Class T shares) is deducted from the initial $1,000 investment and all dividends and distributions are paid in additional shares.

                          AVERAGE ANNUAL TOTAL RETURN



                                                IDEX Alger Aggressive Growth
As of October 31, 2001                                      Class
-------------------------------------- -----------------------------------------------
                                            A           B          C***       M****
                                       ----------- ----------- ----------- -----------
Inception Date                           12/2/94     10/1/95     11/1/99     12/2/94
Sales Charge*                               5.50%          *      none          1.00%
12b-1 Fee                                   0.35%       1.00%       1.00%       0.90%
Average Annual Total Return Including
 Sales Charges:
 1 year
 5 years
 10 years
 Inception
Average Annual Total Return Without
 Deduction of Sales Charge:

 5 years
 10 years
 Inception
Cumulative Total Return Without
 Deduction of Sales Charge:
 1 year
 5 years
 10 years
 Inception






                                               IDEX Janus Capital Appreciation
As of October 31, 2001                                      Class
-------------------------------------- -----------------------------------------------
                                            A           B          C***       M****
                                       ----------- ----------- ----------- -----------
Inception Date                           12/2/94     10/1/95     11/1/99     12/2/94
Sales Charge*                               5.50%          *      none          1.00%
12b-1 Fee                                   0.35%       1.00%       1.00%       0.90%
Average Annual Total Return Including
 Sales Charges:
 1 year
 5 years
 10 years
 Inception
Average Annual Total Return Without
 Deduction of Sales Charge:
 1 year
 5 years
 10 years
 Inception
Cumulative Total Return Without
 Deduction of Sales Charge:
 1 year
 5 years
 10 years
 Inception




                                                      IDEX Janus Global
As of October 31, 2001                                      Class
-------------------------------------- -----------------------------------------------
                                            A           B          C***       M****
                                       ----------- ----------- ----------- -----------
Inception Date                           10/1/92     10/1/95     11/1/99     10/1/93
Sales Charge*                               5.50%          *      none          1.00%
12b-1 Fee                                   0.35%       1.00%       1.00%       0.90%
Average Annual Total Return Including
 Sales Charges:
 1 year
 5 years
 10 years
 Inception
Average Annual Total Return Without
 Deduction of Sales Charge:
 1 year
 5 years
 10 years
 Inception
Cumulative Total Return Without
 Deduction of Sales Charge:
 1 year
 5 years
 10 years
 Inception

                                                              IDEX Janus Growth
As of October 31, 2001                                              Class
-------------------------------------- ---------------------------------------------------------------
                                             A            B          C***       M****         T**
                                       ------------- ----------- ----------- ----------- -------------
Inception Date                                5/8/86      10/1/95     11/1/99     10/1/93        6/4/85
Sales Charge*                                 5.50%          *        none        1.00%          8.50%
12b-1 Fee                                     0.35%       1.00%       1.00%       0.90%             0%
Average Annual Total Return Including
 Sales Charges:
 1 year
 5 years
 10 years
 Inception
Average Annual Total Return Without
 Deduction of Sales Charge:
 1 year
 5 years
 10 years
 Inception
Cumulative Total Return Without
 Deduction of Sales Charge:
 1 year
 5 years
 10 years
 Inception



                                             IDEX Jennison Equity Opportunity
As of October 31, 2001                                   Class
-------------------------------------- ------------------------------------------
                                          A          B          C***        M****
                                       -------- ---------- -----------   --------
Inception Date                          2/1/96     2/1/96    11/1/99      2/1/96
Sales Charge*                           5.50%         *       none          1.00%
12b-1 Fee                               0.35%       1.00%     1.00%         0.90%
Average Annual Total Return Including
 Sales Charges:
 1 year
 5 years
 10 years
 Inception
Average Annual Total Return Without
 Deduction of Sales Charge:
 1 year
 5 years
 10 years
 Inception
Cumulative Total Return Without
 Deduction of Sales Charge:
 1 year
 5 years
 10 years
 Inception


                                                  IDEX Salomon Investors Value/1/
As of October 31,                                           Class
--------------------------------------  --------------------------------------------
                                             A          B         C***       M****
                                        ---------- ---------- ----------- ----------
Inception Date                             2/1/97     2/1/97     11/1/99     2/1/97
Sales Charge*                              5.50%         *       none        1.00%
12b-1 Fee                                  0.35%      1.00%      1.00%       0.90%
Average Annual Total Return Including
 Sales Charges:
 1 year
 5 years
 10 years
 Inception
Average Annual Total Return Without
 Deduction of Sales Charge:
 1 year
 5 years
 10 years
 Inception
Cumulative Total Return Without
 Deduction of Sales Charge:
 1 year
 5 years
 10 years
 Inception



                                              IDEX LKCM Strategic Total Return
As of October 31, 2001                                      Class
-------------------------------------- -----------------------------------------------
                                            A           B          C***       M****
                                       ----------- ----------- ----------- -----------
Inception Date                         12/2/94     10/1/95     11/1/99     12/2/94
Sales Charge*                            5.50%             *      none          1.00%
12b-1 Fee                                0.35%          1.00%       1.00%       0.90%
Average Annual Total Return Including
 Sales Charges:
 1 year
 5 years
 10 years
 Inception
Average Annual Total Return Without
 Deduction of Sales Charge:
 1 year
 5 years
 10 years
 Inception
Cumulative Total Return Without
 Deduction of Sales Charge:
 1 year
 5 years
 10 years
 Inception

                                              IDEX Transamerica Value Balanced/2/
As of October 31, 2001                                      Class
-------------------------------------- -----------------------------------------------
                                            A           B          C***       M****
                                       ----------- ----------- ----------- -----------
Inception Date                         10/1/95     10/1/95     11/1/99     10/1/95
Sales Charge*                               5.50%          *      none          1.00%
12b-1 Fee                                   0.35%       1.00%       1.00%       0.90%
Average Annual Total Return Including
 Sales Charges:
 1 year
 5 years
 10 years
 Inception
Average Annual Total Return Without
 Deduction of Sales Charge:
 1 year
 5 years
 10 years
 Inception
Cumulative Total Return Without
 Deduction of Sales Charge:
 1 year
 5 years
 10 years
 Inception




                                                     IDEX Janus Balanced
As of October 31, 2001                                      Class
-------------------------------------- -----------------------------------------------
                                            A           B          C***       M****
                                       ----------- ----------- ----------- -----------
Inception Date                         12/2/94     10/1/95     11/1/99     12/2/94
Sales Charge*                            5.50%             *      none          1.00%
12b-1 Fee                                0.35%          1.00%       1.00%       0.90%
Average Annual Total Return Including
 Sales Charges:
 1 year
 5 years
 10 years
 Inception
Average Annual Total Return Without
 Deduction of Sales Charge:
 1 year
 5 years
 10 years
 Inception
Cumulative Total Return Without
 Deduction of Sales Charge:
 1 year
 5 years
 10 years
 Inception


                                                 IDEX Janus Flexible Income
As of October 31, 2001                                      Class
-------------------------------------- -----------------------------------------------
                                            A           B          C***       M****
                                       ----------- ----------- ----------- -----------
Inception Date                         6/29/87     10/1/95     11/1/99     10/1/93
Sales Charge*                               4.75%          *      none          1.00%
12b-1 Fee                                   0.35%       1.00%       1.00%       0.90%
Average Annual Total Return Including
 Sales Charges:
 1 year
 5 years
 10 years
 Inception
Average Annual Total Return Without
 Deduction of Sales Charge:
 1 year
 5 years
 10 years
 Inception
Cumulative Total Return Without
 Deduction of Sales Charge:
 1 year
 5 years
 10 years
 Inception



                                      IDEX Transamerica Conservative High Yield Bond/3/
As of October 31, 2001                                      Class
-------------------------------------- -----------------------------------------------
                                            A           B          C***       M****
                                       ----------- ----------- ----------- -----------
Inception Date                         6/14/85     10/1/95     11/1/99     10/1/93
Sales Charge*                            4.75%             *      none          1.00%
12b-1 Fee                                0.35%          1.00%       1.00%       0.90%
Average Annual Total Return Including
 Sales Charges:
 1 year
 5 years
 10 years
 Inception
Average Annual Total Return Without
 Deduction of Sales Charge:
 1 year
 5 years
 10 years
 Inception
Cumulative Total Return Without
 Deduction of Sales Charge:
 1 year
 5 years
 10 years
 Inception

                                                 IDEX Federated Tax Exempt
As of October 31, 2001                                     Class
-------------------------------------- ----------------------------------------------
                                            A          B          C***       M****
                                       ---------- ----------- ----------- -----------
Inception Date                           4/1/85      10/1/95     11/1/99     10/1/93
Sales Charge*                              4.75%          *      none          1.00%
12b-1 Fee                                  0.35%       1.00%       1.00%       0.60%
Average Annual Total Return Including
 Sales Charges:
 1 year
 5 years
 10 years
 Inception
Average Annual Total Return Without
 Deduction of Sales Charge:
 1 year
 5 years
 10 years
 Inception
Cumulative Total Return Without
 Deduction of Sales Charge:
 1 year
 5 years
 10 years
 Inception



                                            IDEX Pilgrim Baxter Mid Cap Growth
As of October 31, 2001                                     Class
-------------------------------------- ---------------------------------------------
                                            A          B         C***         M
                                       ---------- ---------- ----------- -----------
Inception Date                            3/1/99     3/1/99     11/1/99     3/11/99
Sales Charge*                              5.50%         *      none          1.00%
12b-1 Fee                                  0.35%      1.00%       1.00%       0.90%
Average Annual Total Return Including
 Sales Charges:
 1 year
 5 years
 10 years
 Inception
Average Annual Total Return Without
 Deduction of Sales Charge:
 1 year
 5 years
 10 years
 Inception
Cumulative Total Return Without
 Deduction of Sales Charge:
 1 year
 5 years
 10 years
 Inception



                                               IDEX T. Rowe Price Small Cap
As of October 31, 2001                                    Class                          IDEX T. Rowe Price Tax-Efficient/4/
-------------------------------------- -------------------------------------------- ---------------------------------------------
                                            A          B         C***         M          A           B         C***         M
                                       ---------- ---------- ----------- ---------- ----------- ---------- ----------- ----------
Inception Date                            3/1/99     3/1/99     11/1/99     3/1/99      3/1/99     3/1/99     11/1/99     3/1/99
Sales Charge*                              5.50%         *      none         1.00%       5.50%         *        none       1.00%
12b-1 Fee                                  0.35%      1.00%       1.00%      0.90%       0.35%      1.00%       1.00%      0.90%
Average Annual Total Return Including
 Sales Charges:
 1 year
 5 years
 10 years
 Inception
Average Annual Total Return Without
 Deduction of Sales Charge:
 1 year
 5 years
 10 years
 Inception
Cumulative Total Return Without
 Deduction of Sales Charge:
 1 year
 5 years
 10 years--
 Inception

                                                IDEX Goldman Sachs Growth                       IDEX Salomon All Cap
As of October 31, 2001                                    Class                                        Class
-------------------------------------- -------------------------------------------- --------------------------------------------
                                            A          B         C***         M          A          B         C***         M
                                       ---------- ---------- ----------- ---------- ---------- ---------- ----------- ----------
Inception Date                           3/1/99     3/1/99     11/1/99      3/1/99    3/1/99     3/1/99     11/1/99     3/1/99
Sales Charge*                             5.50%         *        none        1.00%     5.50%          *       none        1.00%
12b-1 Fee                                 0.35%      1.00%       1.00%       0.90%     0.35%       1.00%      1.00%       0.90%
Average Annual Total Return Including
 Sales Charges:
 1 year
 5 years
 10 years
 Inception
Average Annual Total Return Without
 Deduction of Sales Charge:
 1 year
 5 years
 10 years
 Inception
Cumulative Total Return Without
 Deduction of Sales Charge:
 1 year
 5 years
 10 years
 Inception



                                             IDEX Pilgrim Baxter Technology
As of October 31, 2001                                  Class
-------------------------------------- -------------------------------------------
                                          A          B        C***         M
                                       ---------- ---------- ---------- ----------
Inception Date                           3/1/00     3/1/00     3/1/00     3/1/00
Sales Charge*                             5.50%         *       none       1.00%
12b-1 Fee                                 0.35%      1.00%      1.00%      0.90%
Average Annual Total Return Including
 Sales Charges:
 1 year
 5 years
 10 years
 Inception
Average Annual Total Return Without
 Deduction of Sales Charge:
 1 year
 5 years
 10 years
 Inception
Cumulative Total Return Without
 Deduction of Sales Charge:
 1 year
 5 years
 10 years
 Inception

                                             IDEX Transamerica Small Company                 IDEX Transamerica Equity
As of October 31, 2001                                    Class                                      Class
-------------------------------------- ------------------------------------------- ---------------------------------------------
                                            A          B        C***         M          A           B        C***         M
                                       ---------- ---------- ---------- ---------- ----------- ---------- ---------- -----------
Inception Date                          3/1/00     3/1/00     3/1/00     3/1/00     3/1/00      3/1/00    3/1/00       3/1/00
Sales Charge*                            5.50%         *       none       1.00%        5.50%         *      none         1.00%
12b-1 Fee                                0.35%      1.00%      1.00%      0.90%        0.35%      1.00%     1.00%        0.90%
Average Annual Total Return Including
 Sales Charges:
 1 year
 5 years
 10 years
 Inception
Average Annual Total Return Without
 Deduction of Sales Charge:
 1 year
 5 years
 10 years
 Inception
Cumulative Total Return Without
 Deduction of Sales Charge:
 1 year
 5 years
 10 years
 Inception



                                              IDEX Great Companies -- AmericaSM
As of October 31, 2001                                      Class
-------------------------------------- -----------------------------------------------
                                            A           B          C***         M
                                       ----------- ----------- ----------- -----------
Inception Date                            7/14/00     7/14/00     7/14/00     7/14/00
Sales Charge*                               5.50%          *         none       1.00%
12b-1 Fee                                   0.35%       1.00%       1.00%       0.90%
Average Annual Total Return Including
 Sales Charges:
 1 year
 5 years
 10 years
 Inception
Average Annual Total Return Without
 Deduction of Sales Charge:
 1 year
 5 years
 10 years
 Inception
Cumulative Total Return Without
 Deduction of Sales Charge:
 1 year
 5 years
 10 years
 Inception



                                           IDEX Great Companies -- TechnologySM
As of October 31, 2001                                   Class
-------------------------------------- ---------------------------------------------
                                            A           B          C***        M
                                       ----------- ----------- ----------- ---------
Inception Date                       7/14/00     7/14/00     7/14/00     7/14/00
Sales Charge*                          5.50%          *         none       1.00%
12b-1 Fee                              0.35%       1.00%       1.00%       0.90%
Average Annual Total Return Including
 Sales Charges:
 1 year
 5 years
 10 years
 Inception
Average Annual Total Return Without
 Deduction of Sales Charge:
 1 year
 5 years
 10 years
 Inception
Cumulative Total Return Without
 Deduction of Sales Charge:
 1 year
 5 years
 10 years
 Inception

                                               IDEX Great Companies -- Global/2/
As of October 31, 2001                                     Class
-----------------------                ------------------------------------------------
                                           A          B            C***           M
                                       --------   --------      --------     ----------
Inception Date                          9/15/00    9/15/00        9/15/00       9/1/00
Sales Charge*                              5.50%         *         none           1.00%
12b-1 Fee                                  0.35%     1.00%           1.00%        0.90%
Average Annual Total Return Including
 Sales Charges:
 1 year                                   --         --             N/A            --
 5 years                                  --         --             N/A            --
 10 years                                 --         --             N/A            --
 Inception                             (7.32)%    (6.91)%           N/A          (2.97)%
Average Annual Total Return Without
 Deduction of Sales Charge:
 1 year                                   --         --             --             --
 5 years                                  --         --             --             --
 10 years                                 --         --             --             --
 Inception                             (1.92)%   (2.01)%         (2.01)%        (1.99)%
Cumulative Total Return Without
 Deduction of Sales Charge:
 1 year                                   --         --             --             --
 5 years                                  --         --             --             --
 10 years                                 --         --             --             --
 Inception                             (1.92)%   (2.01)%         (2.01)%        (1.99)%




                                                    IDEX Gabelli Global Growth
As of October 31, 2001                                       Class
----------------------                 ----------------------------------------------------
                                            A           B            C***            M
                                       ----------- ----------- ---------------- -----------
Inception Date                           9/15/00      9/15/00       9/15/00       9/15/00
Sales Charge*                               5.50%           *       none             1.00%
12b-1 Fee                                   0.35%        1.00%         1.00%         0.90%
Average Annual Total Return Including
 Sales Charges:
 1 year                                    --           --            N/A           --
 5 years                                   --           --            N/A           --
 10 years                                  --           --            N/A           --
 Inception                                (4.93)%     (4.48)%         N/A          (0.47)%
Average Annual Total Return Without
 Deduction of Sales Charge:
 1 year                                    --           --            --            --
 5 years                                   --           --            --            --
 10 years                                  --           --            --            --
 Inception                                  0.61%        0.52%         0.52%          0.54%
Cumulative Total Return Without
 Deduction of Sales Charge:
 1 year                                    --           --            --            --
 5 years                                   --           --            --            --
 10 years                                  --           --            --            --
 Inception                                  0.61%        0.52%         0.52%          0.54%


------------------------------
  * The contingent deferred sales charge on redemption of Class B shares is 5% during the first year, 4% during the second year, 3% during the third year, 2% during the fourth year, 1% during the fifth and sixth years and 0% during the seventh year and later. The contingent deferred sales charge on Class M shares is 1% during the first 18 months. The Class A and T shares are subject to a 1% contingent deferred sales charge in certain circumstances.

 ** Performance of Class T Shares of IDEX Janus Growth is based on the historical performance of IDEX Fund from its inception on June 4, 1985 until the reorganization of IDEX Fund and IDEX Fund 3 into Class T Shares of IDEX Series Fund Growth Portfolio on September 20, 1996; and the historical performance of Class T Shares of IDEX Janus Growth thereafter.

 *** This class was established on November 1, 1999 and has different fees and expenses than pre-March 1, 1999 C shares.

**** Effective March 1, 1999, Class C shares became Class M shares.

1 Prior to February 28, 2002, NWQ Investment Management Co., Inc. served as sub-advisor and the fund was named NWQ Value Equity.
2 Prior to August 24, 2001, Dean Investment Associates served as sub-advisor and the fund was named Dean Asset Allocation.
3 Prior to March 1, 2002, AEGON USA Investment Management, Inc. served as sub-advisor and the fund was named IDEX AEGON Income Plus.
4  Prior to March 1, 2002, this fund was named IDEX T. ROWE Price Dividend
   Growth.

Information is not included for IDEX Janus Growth & Income and IDEX Munder Capital as they commenced operations on December 1, 2000, and for IDEX American Century Income & Growth, IDEX American Century International and IDEX Isabelle Small Cap Value as they commence operations on April 2, 2001.


The current yield for a particular class of shares of each of IDEX Janus Flexible Income, IDEX Federated Tax Exempt, IDEX AEGON Income Plus, IDEX Janus Balanced, IDEX AEGON Income Plus, IDEX Dean Asset Allocation or IDEX LKCM Strategic Total Return is computed in accordance with a standardized method prescribed by rules of the SEC. The yield is computed by dividing the fund's investment income per share earned during a particular 30-day base period (including dividends, if any and interest earned, minus expenses excluding reductions for affiliated brokerage and custody earnings credits accrued during the period) by the maximum offering price per share on the last day of the base period and then annualizing the result.

                                 CURRENT YIELD

                                       30 Day Period
                                       Ended 10/31/01
                                      ---------------
  IDEX LKCM Strategic Total Return
   Class A
   Class B
   Class C*
   Class M**
  IDEX Janus Balanced
   Class A
   Class B
   Class C*
   Class M**
  IDEX Janus Flexible Income
   Class A
   Class B
   Class C*
   Class M**
  IDEX Federated Tax Exempt**
   Class A
   Class B
   Class C*
   Class M**
  IDEX AEGON Income Plus
   Class A
   Class B
   Class C*
   Class M**
  IDEX Dean Asset Allocation
   Class A
   Class B
   Class C*
   Class M**

------------------------------
 * This class was established on November 1, 1999 and has different fees and expenses than pre-March 1, 1999 C Shares.

 ** All shares designated as Class C shares prior to March 1, 1999 were renamed as Class M shares on that date.


The tax equivalent yield of IDEX Federated Tax Exempt is computed by dividing that portion of the yield (as computed above) which is tax-exempt by one minus an assumed tax rate of 28% and adding the product to that portion, if any, of the fund's yield that is not tax-exempt. The tax equivalent yield of IDEX Federated Tax Exempt Class A, Class B, Class C and Class M shares based on a
30-day period ended October 31, 2001 was     %,     %,     % and     %,
respectively.

From time to time in advertisements or sales material, a fund may present and discuss its performance rankings and/or ratings or other information as published by recognized mutual fund statistical services or by publications of general interest such as Wall Street Journal, Boston Globe, New York Times, Los Angeles Times, Christian Science Monitor, USA Today, Tampa Tribune, St. Petersburg Times, Financial Times, Hartford Current, International Herald Tribune, Investor's Business Daily, Boston Herald, Washington Post, Kiplinger's Washington Letter, Kiplinger's Tax Report, Kiplinger's Personal Finance Magazine, Barron's, Business Week, Financial Services Week, National Underwriter, Time, Newsweek, Pensions & Investments, U.S. News and World Report, Morningstar Mutual Fund Values, Economist, Bank Letter, Boston Business Journal, Research Recommendations, Facs of the Week, Money, Modern Maturity, Forbes, Fortune, Financial Planner, American Banker, U.S. Banker, ABA Banking Journal, Institutional Investor (U.S./Europe), Registered Representative, Independent Agent, American Demographics, Trusts & Estates, Credit Union Management, Personal Investor, New England Business, Business Month, Gentlemen's Quarterly, Employee Research Report, Employee Benefit Plan Review, ICI Mutual Fund News, Succeed, Johnson Charts, Weisenberger Investment Companies Service,

Mutual Fund Quarterly, Financial World Magazine, Consumer Reports, Babson-United Mutual Fund Selector and Mutual Fund Encyclopedia (Dearborn Financial Publishing). A fund may also advertise non-standardized performance information which is for a period in addition to those required to be presented, or which provides actual year-by-year return, or any combination thereof, or both. For Class A, Class M and Class T shares, non-standardized performance may also be that which does not reflect deduction of the maximum sales charge applicable to Class A, Class M and Class T shares or the contingent deferred sales charge applicable to Class B and under certain circumstances Class A, Class M and Class T shares. In addition, a fund may, as appropriate, compare its performance to that of other types of investments such as certificates of deposit, savings accounts and U.S. Treasuries, or to certain interest rate and inflation indices, such as the Consumer Price Index. A fund may also advertise various methods of investing including, among others, dollar cost averaging, and may use compounding illustrations to show the results of such investment methods. The Fund or the Distributor may also from time to time in advertisements or sales material present tables or other information comparing tax-exempt yields to the equivalent taxable yields, whether with specific reference to IDEX Federated Tax Exempt or otherwise.

                              FINANCIAL STATEMENTS


Audited financial statements for IDEX Alger Aggressive Growth, IDEX Janus Capital Appreciation, IDEX Janus Global, IDEX Janus Growth, IDEX Jennison Equity Opportunity, IDEX Salomon Investors Value (formerly IDEX NWQ Value Equity), IDEX LKCM Strategic Total Return, IDEX Transamerica Value Balanced (formerly IDEX Dean Asset Allocation), IDEX Janus Balanced, IDEX Janus Flexible Income, IDEX Transamerica Conservative High Yield Bond (formerly IDEX AEGON Income Plus), IDEX Federated Tax Exempt, IDEX Goldman Sachs Growth, IDEX T. Rowe Price Tax-Efficient (formerly IDEX T. Rowe Price Dividend Growth), IDEX Salomon All Cap, IDEX Pilgrim Baxter Mid Cap Growth, IDEX T. Rowe Price Small Cap, IDEX Great Companies -- America(SM), IDEX Great Companies -- Technology(SM), IDEX Great Companies -- Global(2), IDEX Janus Growth & Income, IDEX Munder Net50, IDEX American Century Income & Growth, IDEX American Century International, IDEX Isabelle Small Cap Value, and IDEX Gabelli Global Growth for the fiscal year ended October 31, 2001 are incorporated by reference from the Fund's Annual Report dated October 31, 2001. (Information is not included for IDEX Conservative Asset Allocation, IDEX Moderate Asset Allocation, IDEX Moderately Aggressive Asset Allocation, IDEX Aggressive Asset Allocation, IDEX T. Rowe Price Health Sciences, IDEX Transamerica Convertible Securities, IDEX Transamerica Money Market, and IDEX PIMCO Total return as they commenced operations on March 1, 2002.)

                                  APPENDIX A

               CERTAIN SECURITIES IN WHICH THE FUNDS MAY INVEST


I. MUNICIPAL OBLIGATIONS IN WHICH IDEX FEDERATED TAX EXEMPT MAY INVEST


A. Municipal Bonds


General Information. Municipal bonds are debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, highways, bridges, schools, hospitals, housing, mass transportation, streets and water and sewer works, and that pay interest that is exempt from federal income tax in the opinion of issuer's counsel. Other public purposes for which municipal bonds may be issued include the refunding of outstanding obligations, obtaining funds for general expenses and obtaining funds to lend to other public institutions and facilities.


The two principal classifications of municipal bonds are "general obligation" bonds and "revenue" or "special tax" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or project or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but are not supported by the issuer's power to levy general taxes. Most industrial development bonds are in this category.


There are, of course, variations in the security of municipal bonds, both within a particular classification and between classifications, depending on numerous factors. The yields of municipal bonds depend, among other things, upon general money market conditions, general conditions of the municipal bond market, size of a particular offering, the maturity of the obligations and rating of the issue.


Industrial Development Bonds and Private Activity Bonds. Industrial development bonds ("IDBs") and private activity bonds ("PABs") are issued by or on behalf of public authorities to finance various privately operated facilities, such as airports or pollution control facilities. PABs generally are such bonds issued after August 15, 1986. These obligations are included within the term "municipal bonds" if the interest paid thereon is exempt from federal income tax in the option of the bond counsel. IDBs and PABs are in most cases revenue bonds and thus are not payable from the unrestricted revenues of the issuer. The credit quality of IDBs and PABs is usually directly related to the credit standing of the user of the facilities being financed.


Purchases on "When-Issued" or "Delayed Delivery" Basis. Sometimes the IDEX Federated Tax Exempt may buy municipal bonds on a "when-issued" or "delayed delivery" basis. This means that when it agrees to buy, the terms of the bonds and the price it will pay are fixed, but it does not purchase and take delivery of the bonds until a later date (the "settlement date"), which is usually within one month. The IDEX Federated Tax Exempt pays no money and receives no interest before the settlement date. The commitment to purchase securities on a when-issued or delayed delivery basis involves the risk that the market value of such securities may fall below cost prior to the settlement date. While the IDEX Federated Tax Exempt may sell the municipal bonds before the settlement date, it will ordinarily do so only for investment management reasons. Ordinarily, the IDEX Federated Tax Exempt purchases municipal bonds that it has agreed to buy on a when-issued or delayed delivery basis. Gains or losses on sales prior to the settlement date are not tax-exempt.


A municipal bond purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date. The IDEX Federated Tax Exempt will direct the fund's custodian to segregate cash, U.S. government securities or other appropriate debt obligations owned by the fund that are at least equal in value to the amount the IDEX Federated Tax Exempt will have to pay on the settlement date. If necessary, additional assets will be placed in the account daily so that the value of the account will at least equal the fund's purchase commitment.


B. Municipal Notes


The IDEX Federated Tax Exempt may invest in the following types of municipal notes, subject to the quality requirements described in the prospectus:

Project Notes. Project notes ("PNs") are issued on behalf of local authorities at auctions conducted by the United States Department of Housing and Urban Development to raise funds for federally sponsored urban renewal, neighborhood development and housing programs. PNs are backed by the full faith and credit of the federal government through agreements with the local authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the PNs. Ordinarily, PNs are repaid by rolling over the notes or from the proceeds of new bonds or other securities which are issued to provide permanent financing.


Bond Anticipation Notes. Bond anticipation notes ("BANs") are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.


Tax Anticipation Notes. Tax anticipation notes ("TANs") are issued by state and local governments to finance their current operations. Repayment is generally to be derived from specific future tax revenues. TANs are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.


Revenue Anticipation Notes. Revenue anticipation notes ("RANs") are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.


Construction Loan Notes. Construction loan notes are issued to provide construction financing for specific projects. Frequently, these notes are redeemed with funds obtained from the Federal Housing Administration.


Bank Notes. Bank notes are notes issued by local governmental bodies and agencies as those described above to commercial banks as evidence of borrowings. Banks on occasion sell such notes to purchasers such as the IDEX Federated Tax Exempt. The purposes for which the notes are issued vary, but bank notes are frequently issued to meet short-term working-capital or capital-project needs. These notes typically are redeemed with revenue from taxes or from long-term financing proceeds, and may have risks similar to the risks associated with TANs and RANs.


C. Municipal Commercial Paper


Municipal commercial paper (also called "short-term discount notes") represents short-term obligations of state and local governments and their agencies issued typically to meet seasonal working capital or interim construction financing requirements. Municipal commercial paper is often issued at a discount, with shorter maturities than municipal notes. Such obligations are repayable from general revenues of the issuer or refinanced with long-term debt. In most cases, municipal commercial paper is backed by letters of credit, lending or note repurchase agreements, or other credit facility agreements offered by banks or other institutions.


While the various types of municipal notes and municipal commercial paper described above as a group represent the major portion of the tax-exempt note market, other types of notes are occasionally available in the marketplace and the IDEX Federated Tax Exempt may invest in such other types of notes to the extent permitted under its investment objective and policies. Such short-term obligations may be issued for different purposes and with different security than those mentioned above.


D. Floating Rate and Variable Rate Obligations


IDEX Federated Tax Exempt may purchase floating rate and variable rate obligations, including participation interests therein (see section E below). Investments in floating or variable rate securities normally will include IDBs which provide that the rate of interest is set as a specific percentage of a designated base rate, such as the rate on Treasury bonds or bills or the prime rate at a major commercial bank, and that the fund can demand payment of the obligation on short notice at par value plus accrued interest. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have flexible rates that change whenever there is a change in the designated base interest rate. Frequently, such securities are secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying creditor (i.e., the corporation utilizing the IDBs financing) or the bank, as the case may be, must be equivalent to the municipal obligation ratings required for purchases for the IDEX Federated Tax Exempt.


E. Participation Interests


IDEX Federated Tax Exempt may invest in participation interests purchased from banks in variable rate tax-exempt securities (such as IDBs) owned by the banks. A participation interest gives the purchaser an undivided interest in the tax-exempt security in the proportion that the fund's participation interest bears to the total principal amount of the tax-exempt security, and permits demand repurchase as described in section D above. Participations are frequently backed by an irrevocable letter of credit or guarantee of the bank offering the participation which the sub-adviser, under the supervision of the Board of Trustees, has determined meets the prescribed quality standards for the IDEX Federated Tax Exempt. The fund has the right to sell the instrument back to the bank and draw on the letter of credit on 7 days' notice for all or any part of the fund's participation interest in the tax-exempt security, plus accrued interest. The fund intends to exercise its demand rights under the letter of credit only (1) upon a default under the terms of the tax-exempt security, (2) as needed to provide liquidity in order to meet redemptions, or
(3) upon a drop in the rating or the sub-adviser's evaluation of the underlying security. Banks charge a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the tax-exempt securities over the yield negotiated between the fund and the bank at which the instruments were purchased by the IDEX Federated Tax Exempt. The sub-adviser will monitor the pricing, quality and liquidity of the variable rate demand instruments held by the IDEX Federated Tax Exempt, including the IDBs supported by bank letters of credit or guarantee, on the basis of published financial information, reports or rating agencies and other bank analytical services. Participation interests will be purchased only if, in the opinion of counsel, interest income on such interest will be tax-exempt when distributed as dividends to shareholders.


Obligations of issuers of municipal bonds, municipal notes and municipal commercial paper are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities' power to levy taxes. There is also the possibility that litigation or other conditions may materially affect the power or ability of an issuer to pay, when due, the principal of and interest on its municipal obligations.


II. OBLIGATIONS IN WHICH EACH FUND MAY INVEST
     (UNLESS OTHERWISE NOTED)


The funds may invest in the following obligations for temporary defensive purposes or as otherwise described in the prospectus.


A. U.S. Government Obligations


As described in the prospectus, a fund may invest in some or all of the following types of direct obligations of the federal government, issued by the Department of the Treasury, and backed by the full faith and credit of the federal government.


Treasury Bills. Treasury bills are issued with maturities of up to one year. They are issued in bearer form, are sold on a discount basis and are payable at par value at maturity.


Treasury Notes. Treasury notes are longer-term interest bearing obligations with original maturities of one to seven years.


Treasury Bonds. Treasury bonds are longer-term interest bearing obligations with original maturities from 5 to 30 years.


B. Obligations of Federal Agencies, Instrumentalities and Authorities


Certain federal agencies have been established as instrumentalities of the United States government to supervise and finance certain types of activities. These agencies include, but are not limited to, the Banks for Cooperatives, Federal

Land Banks, Federal Intermediate Credit Banks, Federal Home Loan Banks ("FHLB"), Federal National Mortgage Association ("FNMA"), Government National Mortgage Association ("GNMA"), Export-Import Bank of the United States, and Tennessee Valley Authority ("TVA"). Issues of these agencies, while not direct obligations of the United States government, are either backed by the full faith and credit of the United States (e.g., GNMA Certificates or certain TVA bonds) or are guaranteed by the Treasury (e.g., certain other TVA bonds) or supported by the issuing agencies' right to borrow from the Treasury (e.g., FHLB and FNMA bonds). There can be no assurance that the United States government itself will pay interest and principal on securities as to which it is not legally obligated to do so.


C. Certificates of Deposit and Time Deposits


A time deposit is a non-negotiable interest-bearing deposit with a bank which generally cannot be withdrawn prior to a specified maturity date without substantial interest penalties. A certificate of deposit ("CD") is a negotiable instrument issued by a bank against a time deposit. CDs normally can be traded in the secondary market prior to maturity, and are thus more liquid than other forms of time deposits. The funds will only invest in U.S. dollar denominated time deposits and CDs representing deposits in U.S. banks with assets of $1 billion or more, whose deposits are insured by the Federal Deposit Insurance Corporation.


D. Commercial Paper


Commercial paper refers to short-term unsecured promissory notes issued by commercial and industrial corporations to finance their current operations. Commercial paper may be issued at a discount and redeemed at par, or issued at par with interest added at maturity. The interest or discount rate depends on general interest rates, the credit standing of the issuer, and the maturity of the note, and generally moves in tandem with rates on large CDs and Treasury bills. An established secondary market exists for commercial paper, particularly that of stronger issuers which are rated by Moody's Investors Service, Inc. and Standard and Poor's Ratings Group. Investments in commercial paper are subject to the risks that general interest rates will rise, that the credit standing and outside rating of the issuer will fall, or that the secondary market in the issuer's notes will become too limited to permit their liquidation at a reasonable price.


E. Bankers' Acceptances


A bankers' acceptance is a negotiable short-term draft, generally arising from a bank customer's commercial transaction with another party, with payment due for the transaction on the maturity date of the customer's draft. The draft becomes a bankers' acceptance when the bank, upon fulfillment of the obligations of the third party, accepts the draft for later payment at maturity, thus adding the bank's guarantee of payment to its customer's own obligation. In effect, a bankers' acceptance is a post-dated certified check payable to its bearer at maturity. Such acceptances are highly liquid, but are subject to the risk that both the customer and the accepting bank will be unable to pay at maturity. A fund may invest in U.S. dollar denominated bankers' acceptances issued by U.S. banks, their foreign branches, and by U.S. branches of foreign banks.


F. Repurchase Agreements for U.S. Government Securities


Subject to its investment restrictions, a fund may enter into repurchase agreements with banks and dealers for securities of or guaranteed by the U.S. government, under which the fund purchases securities and agrees to resell the securities at an agreed upon time and at an agreed upon price. The difference between the amount a fund pays for the securities and the amount it receives upon resale is accrued as interest and reflected in the fund's net investment income. When a fund enters into repurchase agreements, it relies on the seller to repurchase the securities. Failure to do so may result in a loss for the fund if the market value of the securities is less than the repurchase price. Under the 1940 Act, repurchase agreements may be considered collateralized loans by a fund.


At the time a fund enters into a repurchase agreement, the value of the underlying security including accrued interest will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the underlying security including accrued interest will continue to be at least equal to the value of the repurchase agreement.


Although repurchase agreements carry certain risks not associated with direct investment in securities, a fund intends to enter into repurchase agreements only with banks and dealers in transactions which the fund's sub-adviser believes present minimal credit risks in accordance with guidelines adopted by the Trustees. To the extent that proceeds from any sales of collateral upon a default in the counterparty's obligation to repurchase were less than the repurchase price, the fund would suffer a loss. If the counterpart's petitions for bankruptcy or otherwise becomes subject to bankruptcy or liquidation proceedings, there might be restrictions on a fund's ability to sell the collateral and the fund could suffer a loss.


III. OTHER SECURITIES IN WHICH THE FUNDS MAY INVEST


A. Corporate Debt Securities


A fund may invest in corporate bonds, notes and debentures of long and short maturities and of various grades, including unrated securities. Corporate debt securities exist in great variety, differing from one another in quality, maturity, and call or other provisions. Lower grade bonds, whether rated or unrated, usually offer higher interest income, but also carry increased risk of default. Corporate bonds may be secured or unsecured, senior to or subordinated to other debt of the issuer, and, occasionally, may be guaranteed by another entity. In addition, they may carry other features, such as those described under "Convertible Securities" and "Variable or Floating Rate Securities," or have special features such as the right of the holder to shorten or lengthen the maturity of a given debt instrument, rights to purchase additional securities, rights to elect from among two or more currencies in which to receive interest or principal payments, or provisions permitting the holder to participate in earnings of the issuer or to participate in the value of some specified commodity, financial index, or other measure of value.


B. International Agency Obligations


A fund may invest in bonds, notes or Eurobonds of international agencies. Examples are securities issued by the Asian Development Bank, the European Economic Community, and the European Investment Bank. The funds may also purchase obligations of the International Bank for Reconstruction and Development which, while technically not a U.S. government agency or instrumentality, has the right to borrow from the participating countries, including the United States.


C. Bank Obligations or Savings and Loan Obligations


Subject to its investment restrictions, a fund may purchase certificates of deposit, bankers' acceptances and other debt obligations of commercial banks and certificates of deposit and other debt obligations of savings and loan associations ("S&L's"). Certificates of deposit are receipts from a bank or an S&L for funds deposited for a specified period of time at a specified rate of return. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. These instruments may be issued by institutions of any size, may be of any maturity, and may be insured or uninsured. The quality of bank or savings and loan obligations may be affected by such factors as (a) location -- the strength of the local economy will often affect financial institutions in the region, (b) asset mix -- institutions with substantial loans in a troubled industry may be weakened by those loans, and (c) amount of equity capital -- under-capitalized financial institutions are more vulnerable when loan losses are suffered. The sub-adviser will evaluate these and other factors affecting the quality of bank and savings and loan obligations purchased by a fund, but the fund is not restricted to obligations or institutions which satisfy specified quality criteria.


D. Variable or Floating Rate Securities


Subject to its investment restrictions, a fund may purchase variable rate securities that provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable and floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.


E. Preferred Stocks


Subject to a fund's investment restrictions, a fund may purchase preferred stocks. Preferred stocks are securities which represent an ownership interest in a corporation and which give the owner a prior claim over common stock on the corporation's earnings and assets. Preferred stock generally pays quarterly dividends. Preferred stocks may differ in many of their provisions. Among the features that differentiate preferred stocks from one another are the dividend rights, which may be cumulative or non-cumulative and participating or non-participating, redemption provisions, and voting rights. Such features will establish the income return and may affect the prospects for capital appreciation or risks of capital loss.


F. Convertible Securities


Subject to its investment restrictions, a fund may invest in debt securities convertible into or exchangeable for equity securities, or debt securities that carry with them the right to acquire equity securities, as evidenced by warrants attached to such securities or acquired as part of units of the securities. Such securities normally pay less current income than securities without conversion features, but add the potential opportunity for appreciation from enhanced value for the equity securities into which they are convertible, and the concomitant risk of loss from declines in those values.


G. Common Stocks


Subject to its investment restrictions, a fund may invest in common stocks. IDEX Janus Flexible Income will consider investment in income-producing common stocks if the yields of common stocks generally become competitive with the yields of other income securities. Common stocks are junior to the debt obligations and preferred stocks of an issuer. Hence, dividend payments on common stocks should be regarded as less secure than income payments on corporate debt securities.

                                IDEX MUTUAL FUNDS

                                OTHER INFORMATION

PART C

Item 23.          Exhibits
--------          --------

     List all exhibits filed as part of the Registration Statement.

          (a)  Restatement of Declaration of Trust (1)

          (b)  Bylaws, as amended (1)

          (c)  Not Applicable

          (d)  (1) Management and Investment Advisory Agreement

               (aa) IDEX Alger Aggressive Growth (1)

               (bb) IDEX GE International Equity (1)

               (cc) Agreement for IDEX JCC Capital Appreciation, Global, Growth,
                    Balanced and Flexible Income (6)

               (dd) IDEX NWQ Value Equity (2)

               (ee) IDEX LKCM Strategic Total Return (1)

               (ff) IDEX Transamerica Value Balanced (19)

               (gg) IDEX Transamerica Conservative High Yield Bond (19)

               (hh) IDEX Federated Tax Exempt (1)

               (ii) Form of IDEX Goldman Sachs Growth, IDEX T. Rowe Price
                    Tax-Efficient, IDEX Salomon All Cap, IDEX Pilgrim Baxter Mid Cap Growth, and IDEX T. Rowe Price Small Cap(6)

               (jj) Form of Agreement for IDEX GE U.S. Equity, IDEX Transamerica
                    Small Company, IDEX Transamerica Equity and IDEX Pilgrim Baxter Technology (10)

               (kk) Form of Agreement for IDEX Great Companies - America(SM),
                    IDEX Great Companies- Technology(SM) (12)

               (ll) Form of Agreement for IDEX Federated Tax Exempt (12)

               (mm) Form of Agreement for IDEX Great Companies - Global/2/ and
                    IDEX Gabelli Global Growth (14) (nn) Form of Agreement for IDEX JCC Growth & Income (15)

               (oo) Form of Investment Advisory Agreement for IDEX American
                    Century International, IDEX American Century Income & Growth and IDEX Isabelle Small Cap Value (17)

               (pp) Form of Investment Advisory Agreement for IDEX Conservative
                    Asset Allocation, IDEX Moderate Asset Allocation, IDEX Moderately Aggressive Asset Allocation, IDEX Aggressive Asset Allocation, IDEX Transamerica Money Market, IDEX Transamerica Convertible Securities, IDEX Transamerica Protected Principal, IDEX PIMCO Total Return, IDEX Salomon Investors Value and IDEX T. Rowe Price Health Sciences (20)


          (2)  Investment Counsel (Sub-Advisory) Agreement

               (aa) IDEX Alger Aggressive Growth (1)

               (bb) Form of Agreement for IDEX Janus Capital Appreciation, IDEX
                    Janus Global, IDEX Janus Growth, IDEX Janus Balanced and IDEX Janus Flexible Income (20)

               (cc) IDEX LKCM Strategic Total Return (1)

               (dd) IDEX Transamerica Value Balanced

               (ee) IDEX Transamerica Conservative High Yield Bond (1)

               (ff) IDEX Federated Tax Exempt (1)

               (gg) Form of Agreement for IDEX Goldman Sachs Growth (6)

               (hh) Form of Agreement for IDEX T. Rowe Price Tax-Efficient and
                    Small Cap (6)

               (ii) Form of Agreement for IDEX Salomon All Cap (6)

               (jj) Form of Agreement for IDEX Pilgrim Baxter Mid Cap Growth (6)


               (kk) Form of Agreement for IDEX Pilgrim Baxter Technology (11)


               (ll) Form of Agreement for IDEX Transamerica Small Company and
                    IDEX Transamerica Equity (10)

               (mm) Form of Agreement for IDEX Great Companies - America(SM) and
                    IDEX Great Companies- Technology(SM)(12)

               (nn) Form of Agreement for IDEX Federated Tax Exempt (12)

               (oo) Form of Agreement for IDEX Great Companies - Global/2/ (14)


               (pp) Form of Agreement for IDEX Gabelli Global Growth (14)

               (qq) Form of Agreement for IDEX JCC Growth & Income (15)

               (rr) Form of Agreement for IDEX American Century International
                    and IDEX American Century Income & Growth (17)

               (ss) Form of Agreement for IDEX Transamerica Convertible
                    Securities, IDEX Transamerica Money Market and IDEX Transamerica Protected Principal (20)

               (tt) Form of Agreement for IDEX PIMCO Total Return (20)

               (uu) Form of Agreement for IDEX T. Rowe Price Health Sciences
                    (20)

               (vv) Form of Agreement for IDEX Salomon Investors Value (20)


     (e)  Underwriting Agreement

               (1)  Dealer's Sales Agreement (20)

               (2)  Service Agreement (9)

               (3)  Wholesaler's Agreement (3)

     (f)  Trustees/Directors Deferred Compensation Plan (2)

     (g)  Custody Agreement (2)

     (h)  (1) Transfer Agency Agreement with Idex Investor Services, Inc. (1)
          (2) Administrative Services Agreements:

               (a)  IDEX JCC Capital Appreciation (1)

               (b)  IDEX JCC Global (1)

               (c)  IDEX JCC Growth (1)

               (d)  IDEX JCC Balanced (1)

               (e)  IDEX JCC Flexible Income (1)

               (f) Form of Agreement for IDEX Alger Aggressive Growth, IDEX LKCM Strategic Total Return, Transamerica Value Balanced, IDEX Transamerica Conservative High Yield Bond and IDEX Federated Tax Exempt. (6)

               (g) Form of Agreement for IDEX Goldman Sachs Growth, IDEX T. Rowe Price Tax-Efficient, IDEX Salomon All Cap, IDEX Pilgrim Baxter Mid Cap Growth, and IDEX T. Rowe Price Small Cap. (6)


               (h) Form of Agreement for IDEX Pilgrim Baxter Technology, IDEX GE U.S. Equity, IDEX Transamerica Small Company and IDEX Transamerica Equity (10)

               (i) Form of Agreement for IDEX Great Companies - America(SM), IDEX Great Companies - Technology(SM). (12)

               (j) Form of Agreement for IDEX Great Companies - Global/2/ and IDEX Gabelli Global Growth. (14)

               (k) Form of Agreement for IDEX JCC Growth & Income and IDEX Munder Net50 (16)

               (l) Form of Agreement for IDEX American Century International, IDEX American Century Income & Growth and IDEX Isabelle Small Cap Value (17)

               (m) Form of Financial Guaranty Agreement between _______ and ___________. (20)

               (m) Form of Agreement for IDEX Transamerica Convertible Securities, IDEX Transamerica Money Market, IDEX Transamerica Protected Principal, IDEX PIMCO Total Return, IDEX T. Rowe Price Health Sciences, IDEX Conservative Asset Allocation, IDEX Moderate Asset Allocation, IDEX Moderately Aggressive Asset Allocation and IDEX Aggressive Asset Allocation (20)


          (3)  Amended and Restated Plan for Multiple Classes of Shares

(i)  Opinion of Counsel (20)

(j)  (1) Consent of PricewaterhouseCoopers LLP (20)

     (2)  Consent of Sutherland Asbill & Brennan, LLP(20)

(k)  Not Applicable

(l)  Investment Letter from Sole Shareholder (1)

(m)  (1) Plan of Distribution under Rule 12b-1 - Class A Shares

          (aa) IDEX Alger Aggressive Growth (1)

          (bb) IDEX JCC Capital Appreciation (1)

          (cc) IDEX JCC Global (1)

          (dd) IDEX JCC Growth (1)

          (ee) IDEX LKCM Strategic Total Return (1)

          (ff) IDEX Transamerica Value Balanced (5)

          (gg) IDEX JCC Balanced (1)

          (hh) IDEX JCC Flexible Income (1)

          (ii) IDEX Transamerica Conservative High Yield Bond (1)

          (jj) IDEX Federated Tax Exempt (1)

          (kk) Form of Plan for IDEX Goldman Sachs Growth (6)

          (ll) Form of Plan for IDEX T. Rowe Price Tax-Efficient (6)

          (mm) Form of Plan for IDEX Salomon All Cap (6)

          (nn) Form of Plan for IDEX Pilgrim Baxter Mid Cap Growth (6)

          (oo) Form of Plan for IDEX T. Rowe Price Small Cap (6)

          (pp) Form of Plan for IDEX Pilgrim Baxter Technology, IDEX Transamerica Small Company and IDEX Transamerica Equity (10)

          (qq) Form of Plan for IDEX Great Companies - America(SM) and IDEX Great Companies - Technology(SM)(12)

          (rr) Form of Plan for IDEX Great Companies - Global/2/ and IDEX Gabelli Global Growth (14)

          (ss) Form of Plan for IDEX JCC Growth & Income (15)

          (tt) Form of Plan for IDEX American Century International, IDEX American Century Income & Growth and IDEX Isabelle Small Cap Value (17)

          (ww) Amendment to Plan of Distribution under Rule 12b-1 - Class A Shares (19)

          (xx) Form of Plan for IDEX Transamerica Convertible Securities, IDEX Transamerica Money Market, IDEX Transamerica Protected Principal, IDEX PIMCO Total Return, IDEX Conservative Asset Allocation, IDEX Moderate Asset Allocation, IDEX Moderately Aggressive Asset Allocation and IDEX Aggressive Asset Allocation

     (2)  Plan of Distribution under Rule 12b-1 - Class B Shares

          (aa) IDEX Alger Aggressive Growth (1)

          (bb) IDEX GE International Equity (1)


__________________

          (cc)  IDEX JCC Capital Appreciation (1)

          (dd)  IDEX JCC Global (1)

          (ee)  IDEX JCC Growth (1)

          (ff)  IDEX C.A.S.E. Growth (4)

          (gg)  IDEX Salomon Investors Value (1)

          (hh)  IDEX LKCM Strategic Total Return (1)

          (ii)  IDEX Transamerica Value Balanced (5)

          (jj)  IDEX JCC Balanced (1)

          (kk)  IDEX JCC Flexible Income (1)

          (ll)  IDEX Transamerica Conservative High Yield Bond (1)

          (mm)  IDEX Federated Tax Exempt (1)

          (nn)  Form of Plan for IDEX Goldman Sachs Growth (6)

          (oo)  Form of Plan for IDEX T. Rowe Price Tax-Efficient (6)

          (pp)  Form of Plan for IDEX Salomon All Cap (6)

          (qq)  Form of Plan for IDEX Pilgrim Baxter Mid Cap Growth (6)

          (rr)  Form of Plan for IDEX T. Rowe Price Small Cap (6)

          (ss) Form of Plan for IDEX Pilgrim Baxter Technology, IDEX GE U.S. Equity, IDEX Transamerica Small Company and IDEX Transamerica Equity (10)

          (tt) Form of Plan for IDEX Great Companies - America(sm)and IDEX Great Companies - Technology(sm) (12)

          (uu) Form of Plan for IDEX Great Companies - Global/2/ and IDEX Gabelli Global Growth (14)

          (vv)  Form of Plan for IDEX JCC Growth & Income and IDEX Munder Net50
                (15)

          (ww) Form of Plan for IDEX American Century International, IDEX American Century Income & Growth and IDEX Isabelle Small Cap Value (17)

          (xx) Amendment to Plan of Distribution under Rule 12b-1 - Class B Shares (19)

          (yy) Form of Plan for IDEX Transamerica Convertible Securities, IDEX Transamerica Money Market, IDEX Transamerica Protected Principal, IDEX PIMCO Total Return, IDEX T. Rowe Price Health Sciences, IDEX Conservative Asset Allocation, IDEX Moderate Asset Allocation, IDEX Moderately Aggressive Asset Allocation and IDEX Aggressive Asset Allocation

     (3)  Plan of Distribution under Rule 12b-1 - Class C Shares (9)

          (aa)  IDEX Alger Aggressive Growth (9)

          (cc)  IDEX JCC Capital Appreciation (9)

          (dd)  IDEX JCC Global (9)

          (ee)  IDEX JCC Growth (9)

          (gg)  IDEX Salomon Investors Value (1)

          (hh)  IDEX LKCM Strategic Total Return (9)

          (ii)  IDEX Transamerica Value Balanced (5)

          (jj)  IDEX JCC Balanced (9)

          (kk)  IDEX JCC Flexible Income (9)

          (ll)  IDEX Transamerica Conservative High Yield Bond (9)

          (mm)  IDEX Federated Tax Exempt (9)

          (nn)  Form of Plan for IDEX Goldman Sachs Growth (9)

          (oo)  Form of Plan for IDEX T. Rowe Price Tax-Efficient (9)

          (pp)  Form of Plan for IDEX Salomon All Cap (9)

          (qq)  Form of Plan for IDEX Pilgrim Baxter Mid Cap Growth (9)

          (rr)  Form of Plan for IDEX T. Rowe Price Small Cap (9)

          (ss) Form of Plan for IDEX Pilgrim Baxter Technology, IDEX GE U.S. Equity, IDEX Transamerica Small Company and IDEX Transamerica Equity (10)

          (tt) Form of Plan for IDEX Great Companies - America(sm) and IDEX Great Companies - Technology(sm) (12)

          (uu) Form of Plan for IDEX Great Companies - Global/2/ and IDEX Gabelli (14)

                Global Growth (14)

          (vv)  Form of Plan for IDEX JCC Growth & Income (15)

          (ww) Form of Plan for IDEX American Century International, IDEX American Century Income & Growth and IDEX Isabelle Small Cap Value (17)


          (xx) Amendment to Plan of Distribution under Rule 12b-1 - Class C Shares (19)

          (yy) Form of Plan for IDEX Transamerica Convertible Securities, IDEX Transamerica Money Market, IDEX Transamerica Protected Principal, IDEX PIMCO Total Return, IDEX T. Rowe Price Health Sciences, IDEX Conservative Asset Allocation, IDEX Moderate Asset Allocation, IDEX Moderately Aggressive Asset Allocation and IDEX Aggressive Asset Allocation


     (4)  Plan of Distribution under Rule 12b-1 - Class M Shares

          (aa)  IDEX Alger Aggressive Growth (1)

          (bb)  IDEX GE International Equity (1)

          (cc)  IDEX JCC Capital Appreciation (1)

          (dd)  IDEX JCC Global (1)

          (ee)  IDEX JCC Growth (1)

          (ff)  IDEX Salomon Value Investors (1)

          (gg)  IDEX LKCM Strategic Total Return (1)

          (hh)  IDEX Transamerica Value Balanced (5)

          (ii)  IDEX JCC Balanced (1)

          (jj)  IDEX JCC Flexible Income (1)

          (kk)  IDEX Transamerica Conservative High Yield Bond (1)

          (ll)  IDEX Federated Tax Exempt (1)

          (mm)  Form of Plan for IDEX Goldman Sachs Growth (6)

          (nn)  Form of Plan for IDEX T. Rowe Price Tax-Efficient (6)

          (oo)  Form of Plan for IDEX Salomon All Cap (6)

          (pp)  Form of Plan for IDEX Pilgrim Baxter Mid Cap Growth (6)

          (qq)  Form of Plan for IDEX T. Rowe Price Small Cap (6)

          (rr) Form of Plan for IDEX Pilgrim Baxter Technology, IDEX GE U.S. Equity, IDEX Transamerica Small Company and IDEX Transamerica Equity (10)

          (ss) Form of Plan for IDEX Great Companies - America(sm) and IDEX Great Companies - Technology(sm) (12)

          (tt) Form of Plan for IDEX Great Companies - Global/2/ and IDEX Gabelli Global Growth (14)

          (uu)  Form of Plan for IDEX JCC Growth & Income (15)

          (vv) Form of Plan for IDEX American Century International, IDEX American Century Income & Growth and IDEX Isabelle Small Cap Value (19)

          (ww) Amendment to Plan of Distribution under Rule 12b-1 - Class M Shares (19)

          (xx) Form of Plan for IDEX Transamerica Convertible Securities, IDEX Transamerica Money Market, IDEX Transamerica Protected Principal, IDEX PIMCO Total Return, IDEX T. Rowe Price Health Sciences, IDEX Conservative Asset Allocation, IDEX Moderate Asset Allocation, IDEX Moderately Aggressive Asset Allocation and IDEX Aggressive Asset Allocation


(n)  Not applicable

(o)  Reserved

(p)  Code of Ethics
     (1) IDEX Mutual Funds(12)
     SUB-ADVISERS
     ------------

                  (2)  AEGON USA Investment Management, Inc. (12)
                  (3)  Fred Alger Management, Inc. (12)
                  (4)  C.A.S.E. Management, Inc. (12)
                  (5)  Dean Investment Associates (12)
                  (6)  Federated Investment Management Company (12)
                  (7)  GE Asset Management Incorporated (12)
                  (8)  Goldman Sachs Asset Management Inc. (12)
                  (9)  Janus Capital Corporation (12)
                  (10) Luther King Capital Management Corporation (12)
                  (11) NWQ Investment Management Company, Inc. (12)
                  (12) Pilgrim Baxter & Associates, Ltd. (12)
                  (13) Salomon Brothers Asset Management Inc (12)
                  (14) Transamerica Investment Management, LLC (12)
                  (15) T. Rowe Price Associates, Inc. (12)
                  (16) Great Companies, L.L.C. (14)
                  (17) Munder Capital Management (16)
                  (18) American Century Investment Management, Inc. (18)
                  (19) Ironwood Capital Management, LLC  (19)

                  (20) Pacific Investment Management Company LLC (20)


__________________________
(1) Filed previously with Post-Effective Amendment No. 24 to Registration Statement filed on November 15, 1996 (File No. 33-2659).
(2) Filed previously with Post-Effective Amendment No. 25 to Registration Statement filed on January 31, 1997 (File No. 33-2659)
(3) Filed previously with Post-Effective Amendment No. 20 to Registration Statement filed on November 17, 1995 (File No. 33-2659).
(4) Filed previously with Post-Effective Amendment No. 18 to Registration Statement filed on June 30, 1995 (File No. 33-2659).
(5) Filed previously with Post-Effective Amendment No. 26 to Registration Statement filed on July 16, 1997 (File No. 33-2659).
(6) Filed previously with Post-Effective Amendment No. 29 to Registration Statement filed on December 15, 1998 (File No. 33-2659).
(7) Filed previously by the registrant with the registration statement filed on Form N-14 on June 3, 1996 (File No. 33-05113).
(8) Filed previously with Post-Effective Amendment No. 30 to Registration Statement filed on March 1, 1999 (File No. 33-2659).
(9) Filed previously with Post-Effective Amendment No. 31 to Registration Statement filed on September 2, 1999 (File No. 33-2659).
(10) Filed previously with Post-Effective Amendment No. 33 to Registration Statement filed on December 17, 1999 (File No. 33-2659).
(11) Filed previously with Post-Effective Amendment No. 34 to Registration Statement filed on February 28, 2000 (File No. 33-2659).
(12) Filed previously with Post-Effective Amendment No. 35 to Registration Statement filed on March 31, 2000 (File No. 33-2659).
(13) Filed previously with Post-Effective Amendment No. 36 to Registration Statement filed on June 14, 2000 (File No. 33-2659).
(14) Filed previously with Post-Effective Amendment No. 37 to Registration Statement filed on June 16, 2000 (File No. 33-2659).
(15) Filed previously with Post-Effective Amendment No. 39 to Registration Statement filed on September 15, 2000 (File No. 33-2659).
(16) Filed previously with Post-Effective Amendment No. 40 to Registration Statement on December 1, 2000 (File No. 33-2659).
(17) Filed previously with Post-Effective Amendment No. 41 to Registration Statement on December 15, 20000 (File No. 33-2659).

(18) Filed previously with American Century Tax Free & Municipal Funds Post-Effective Amendment No. 30 to the Registration Statement filed on December 29, 2000, and incorporated herein by reference (File No. 2-82734).


(19) File previously with Post-Effective Amendment No. 42 to Registration Statement on March 1, 2001 (File No. 33-2659).
(20) To be filed by Post-Effective Amendment No. 44.


Item 24  Persons Controlled by or under Common Control with Registrant
-------  -------------------------------------------------------------

To the knowledge of the Registrant, , IDEX Alger Aggressive Growth, IDEX JCC Capital Appreciation, IDEX JCC Global, IDEX JCC Growth, IDEX Jennison Equity Opportunity, IDEX Salomon Investors Value, IDEX LKCM Strategic Total Return, IDEX Transamerica Value Balanced, IDEX JCC Balanced, IDEX JCC Flexible Income, IDEX Transamerica Conservative High Yield Bond and IDEX Federated Tax Exempt, IDEX Goldman Sachs Growth, IDEX T. Rowe Price Tax-Efficient, IDEX Salomon All Cap, IDEX Pilgrim Baxter Mid Cap Growth, IDEX T. Rowe Price Small Cap, IDEX Pilgrim Baxter Technology, IDEX GE U.S. Equity, IDEX Transamerica Small Company, IDEX Transamerica Equity, IDEX Great Companies - America(SM), IDEX Great Companies - Technology(SM), IDEX Great Companies - Global/2/, IDEX JCC Growth & Income, IDEX American Century International, IDEX American Century Income & Growth, IDEX Isabelle Small Cap Value, IDEX Transamerica Convertible Securities, IDEX Transamerica Money Market, IDEX Transamerica Protected Principal, IDEX T. Rowe Price Health Sciences, IDEX PIMCO Total Return, IDEX Conservative Asset Allocation, IDEX Moderate Asset Allocation, IDEX Moderately Aggressive Asset Allocation and IDEX Aggressive Asset Allocation are not controlled by or under common control with any other person. The Registrant has no subsidiaries.

Item 25  Indemnification
-------  ---------------

     Provisions relating to indemnification of the Registrant's Trustees and employees are included in Registrant's Restatement of Declaration of Trust and Bylaws which are incorporated herein by reference.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons, or otherwise, Registrant has been advised that in the opinion of the Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26  Business and Other Connections of Investment Advisers
-------  -----------------------------------------------------


         (a). IDEX JCC Capital Appreciation, IDEX JCC Global, IDEX JCC Growth, IDEX JCC Balanced, IDEX JCC Flexible Income, IDEX Alger Aggressive Growth, IDEX Jennison Equity Opportunity, IDEX Salomon Investors Value, IDEX LKCM Strategic Total Return, IDEX Transamerica Value Balanced, IDEX Transamerica Conservative High Yield Bond, IDEX Federated Tax Exempt, IDEX Goldman Sachs Growth, IDEX T. Rowe Price Tax-Efficient, IDEX Salomon All Cap, IDEX Pilgrim Baxter Mid Cap Growth, IDEX T. Rowe Price Small Cap, IDEX Pilgrim Baxter Technology, IDEX Transamerica Small Company, IDEX Transamerica Equity, IDEX Great Companies - Americasm , IDEX Great Companies - Technology(SM), IDEX JCC Growth & Income, IDEX American Century International, IDEX American Century Income & Growth, IDEX Isabelle Small Cap Value, IDEX Transamerica Convertible Securities, IDEX Transamerica Money Market, IDEX Transamerica Protected Principal, IDEX T. Rowe Price Health Sciences, IDEX PIMCO Total Return, IDEX Conservative Asset Allocation, IDEX Moderate Asset Allocation, IDEX Moderately Aggressive Asset Allocation and IDEX Aggressive Asset
               Allocation.

     The only business of AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is to serve as the investment adviser to each fund of IDEX Mutual Funds and each portfolio of AEGON/Transamerica Series Fund, Inc.

                                      * * *

     Janus Capital Corporation also serves as sub-adviser to certain of the mutual funds within the AEGON/Transamerica Series Fund, Inc. (formerly WRL Series Fund, Inc.) and as investment adviser or sub-adviser to other mutual funds, and for private and retirement accounts. Thomas H. Bailey, Trustee, Chairman and President of Janus Investment Fund and Janus Aspen Series; Chairman, CEO, Director and President of the sub-adviser; Director of Janus Distributors, Inc.; and Chairman and Director of Idex Management, Inc., has no business, profession, vocation or employment of a substantial nature other than his positions with Idex Management, Inc. and Janus Capital Corporation. James P. Craig, Executive Vice President and Trustee of Janus Investment Fund and Janus Aspen Series; and Director, Vice Chairman, and Chief Investment Officer of Janus Capital Corporation, has no substantial business, profession, vocation or employment other than his positions with Janus Capital Corporation. Michael N. Stolper, a Director of Janus Capital Corporation, is President of Stolper & Company, 525 "B" Street, Suite 1080, San Diego, CA 92101, an investment performance consultant. Michael E. Herman, a Director of Janus Capital Corporation, is Chairman of the Finance Committee of Ewing Marion Kauffman Foundation, 4900 Oak, Kansas City, MO 64112. Thomas A. McDonnell, a Director of Janus Capital Corporation, is President, Director and CEO of DST Systems, Inc., 333 West 11th Street, 5th Floor, Kansas City, MO 64105, a provider of data processing and recordkeeping services for various mutual funds. Landon H. Rowland is a Director of Janus Capital, and President and Chief Executive Officer of Kansas City Southern Industries, Inc. Steven R. Goodbarn is Vice President and Chief Financial Officer of Janus Investment Fund and Janus Aspen Series; Vice President of Finance, Treasurer and Chief Financial Officer of Janus Capital Corporation, Janus Service Corporation and Janus Distributors, Inc.; Director of Janus Distributors, Inc., Janus Service Corporation, and Idex Management, Inc.; and Vice President of Finance of Janus Capital International Ltd. Margie G. Hurd is Vice President and Chief Operations Officer of Janus Capital, and Director and President of Janus Service Corporation. Mark B. Whiston is Vice President and Chief Marketing Officer of Janus Capital, and Director and President of Janus Capital International, Ltd. Sandy R. Rufenacht is Executive Vice President of Janus Investment Fund and Aspen Series, and Assistant Vice President of Janus Capital. Helen Young Hayes, Scott W. Schoelzel, and Ronald V. Speaker are each a Vice President of Janus Capital Corporation, and an Executive Vice President of Janus Investment Fund and Janus Aspen Series.

                                      * * *

     Fred Alger Management, Inc. ("Alger Management"), the sub-adviser to IDEX Alger Aggressive Growth, is a wholly-owned subsidiary of Fred Alger & Company, Incorporated ("Alger, Inc.") which in turn is a wholly-owned subsidiary of Alger Associates, Inc., a financial services holding company. Alger Management is generally engaged in rendering investment advisory services to mutual funds, institutions and, to a lesser extent, individuals.


     Fred M. Alger III, serves as Chairman of the Board, serves as and Gregory
S. Duch serves as Treasurer of the following companies: Alger Associates, Inc.; Alger Management; Alger, Inc.; Alger Properties, Inc., Alger Shareholder Services, Inc.; Alger Life Insurance Agency, Inc.; and Castle Convertible Fund, Inc. Fred M. Alger also serves as Chairman of the Board of Analysts Resources, Inc. ("ARI") and Chairman of the Board and Trustee of The Alger Fund, The Alger American Fund, Spectra Fund and The Alger Retirement Fund. David D. Alger also serves as Executive Vice President and Director of ARI and as President and Trustee of The Alger Fund, The Alger American Fund, Spectra Fund and The Alger Retirement Fund. Gregory S. Duch also serves as Treasurer of ARI, The Alger Fund, The Alger American Fund, Spectra Fund and The Alger Retirement Fund. The principal business address of each of the companies listed above, other than Alger, Inc., is 30 Montgomery Street, Jersey City NJ 07302. The principal business address of Alger, Inc. is 30 Montgomery Street, Jersey City, NJ
07302.


                                      * * *

     Jennison Associates, LLC ("Jennison"), the sub-adviser to IDEX Jennison Equity Opportunity, is a wholly-owned subsidiary of the Prudential Insurance Company of America ("Prudential"). Jennison provides investment supervisory services to its clients, which are comprised primarily of qualified and non-qualified plans, foundations, endowments, mutual funds, private investment companies and other institutional clients.

     The officers include Bradley L. Goldberg, Director and Executive Vice President; Joseph P. Ferrugio, Senior Vice President and Director; John H. Hobbs, Director, Chairmen, and Chief Executive Officer; Spiros Segalas, President, Director and Chief Investment Officer; Thomas F. Doyle (Waltham, MA), Executive Vice President and Director; Philip H.B. Moss, Executive Vice President and Director; Michael A. Del Balso, Executive Vice President,

Director and Director of Research; Jonathan R. Longley (Waltham, MA), Director and Executive Vice President; Blair A. Boyer, Director and Executive Vice President; David Chan, Director and Senior Vice President; Kathleen A. McCarragher, Executive Vice President and Director; Peter H. Reinemann, Director and Senior Vice President; Jeffrey P. Siegel, Executive Vice President and Director; Cecelia M. Brancato, Senior Vice President and Director; Eric S. Philo, Senior Vice President, Director and Securities Analyst; Paul Lowenstein (Prudential Investments, Gateway Center 2, 4/th/ Floor, 100 Mulberry Street, Newark, NJ 07102), Chief Administrative Officer, Prudential Investments; and Karen E. Kohler, Treasurer.

     The principal business address for all of the officers listed above, unless noted otherwise, is 466 Lexington Avenue, New York, NY 10017. Other business addresses are 1000 Winter Street, Waltham, MA 02111 and 15820 Glen Isle Way, Fort Myers, Florida 33912.

                                      * * *

     Luther King Capital Management Corporation, the sub-adviser to IDEX LKCM Strategic Total Return, is a registered investment adviser providing investment management services.

     Luther King Capital Management Corporation also provides investment management services to individual and institutional investors on a private basis. J. Luther King, Jr., President of the sub-adviser; Paul W. Greenwell; Robert M. Holt, Jr.; Scot C. Hollmann; David L. Dowler; Joan M. Maynard; Vincent
G. Melashenko; Brent W. Clum; James B. Orser; William M. Uhlemeyer; J. Bryan King; Gary G. Walsh; Steven R. Purvis; Michael J. Simon; Timothy E. Harris; James J. Kerrigan; Alan D. Marshall; and Barbara S. Garcia, officers of Luther King Capital Management Corporation, have no substantial business, profession, vocation or employment other than their positions with Luther King Capital Management Corporation.

                                      * * *

     Goldman Sachs Asset Management ("GSAM"), located at 32 Old Slip, New York, New York, NY 10005, serves as sub-adviser to the IDEX Goldman Sachs Growth. David B. Ford serves as Co-Head of GSAM and as Managing Director of Goldman Sachs, & Co.; John P. McNulty serves as Co-Head of GSAM and Managing Director of Goldman, Sachs & Co.

                                      * * *

         Salomon Brothers Asset Management Inc ("SaBAM"), 7 World Trade Center, New York, NY, 10048, serves as sub-adviser to IDEX Salomon All Cap and IDEX Salomon Investors Value . The officers are Virgil H. Cumming, Director, also serving as Managing Director and Chief Investment Officer of Salomon Smith Barney, Inc., New York, NY; Ross S. Margolies, Heath B. McLendon and Peter J. Wilby, Managing Directors; Wendy Murdock, Executive Vice President of Solomon Smith Barney, Inc., New York, NY; Jeffrey S. Scott, Chief Compliance Officer; Peter Carman, Global Chief Investment Officer of Salomon Smith Barney Citi Asset Management; and Michael F. Rosenbaum, Chief Legal Officer, also serving as Chief Legal Officer of Salomon Brothers Asset Management Limited, London, England, and Chief Legal officer of Salomon Brothers Asset Management Asia Pacific Limited, Hong Kong; Corporate Secretary of The Travelers Investment Management Company, New York, NY; and General Counsel to Asset Management, Travelers Group Inc., New York, NY and its predecessors.

                                      * * *


         4. Robert L. Strickland, Director of T. Rowe, retired as Chairman of Lowe's Companies, Inc., a retailer of specialty T. Rowe Price Associates, Inc., ("T. Rowe") 100 E. Pratt Street, Baltimore, MD 21202, serves as sub-adviser to IDEX T. Rowe Price Tax-Efficient, IDEX T. Rowe Price Small Cap and IDEX T. Rowe Price Health Sciences. James E. Halbkat, Jr., Director of T. Rowe, is President of U.S. Monitor Corporation, a provider of public response systems. Mr. Halbkat's address is P.O. Box 23109, Hilton Head Island, SC 29925. Donald B. Hebb, Jr., Director of T. Rowe, is the Managing General Partner of ABS Capital Partners. Mr. Hebb's address is 0ne South Street, 25/th/ Floor, Baltimore, MD 21202. Richard L. Menschel, Director of T. Rowe, is a limited partner of The Goldman Sachs Group, L.P., an investment banking firm. Mr. Menschel's address is 85 Broad Street, 2/nd/ Floor, New NY 1000 home supplies, as of January 31, 1998, and continues to serve as a Director. He is a Director of Hannaford Bros., Co., a food retailer. Mr. Stickland's address is 2000 W. First Street, Suite 604, Winston-Salem, NC 27104. Philip C. Walsh, Director of T. Rowe, is a retired mining industry executive. Mr. Walsh's address is Pleasant Valley, Peapack, NJ 07977. Anne

Marie Whittemore, Director of T. Rowe, is a partner of the law firm of McGuire, Woods, Battle & Boothe L.L.P. and a Director of Owens & Minor, Inc., Fort James Corporation, and Albemarle Corporation. Mrs. Whittemore's address is One James Center, Richmond, VA 23219. The remaining Officers are Edward C. Bernard, Director and Managing Director of T. Rowe; Director and President of T. Rowe Price Insurance Agency, Inc. and T. Rowe Price Investment Services; Director of
T. Rowe Price Services, Inc. and Vice President of TRP Distribution, Inc.; Henry
H. Hopkins, Director and Managing Director of T. Rowe; Director of T. Rowe Price Insurance Agency, Inc.; Vice President and Director of T. Rowe Price (Canada), Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., T. Rowe Price Threshold Fund Associates, Inc., T. Rowe Price Trust Company, TRP Distribution, Inc., and TRPH Corporation; Vice President of Price-International,
T. Rowe Price Real Estate Group, Inc., T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Stable Asset Management, Inc., and T. Rowe Price Strategic Partners Associates, Inc.; James A.C. Kennedy III, Director and Managing Director of T. Rowe, President and Director of T. Rowe Price Strategic Partners Associates, Inc.; Director and Vice President of T. Rowe Price Threshold Fund Associates, Inc.; John H. Laporte, Jr., Director and Managing Director of T. Rowe; William T. Reynolds, Director and Managing Director of T. Rowe; Chairman of the Board of T. Rowe Price Stable Asset Management, Inc.; Director of TRP Finance, Inc.; James S. Riepe, Vice-Chairman of the Board, Director, and Managing Director of T. Rowe; Chairman of the Board and President of T. Rowe Price Trust Company; Chairman of the Board of T. Rowe Price (Canada), Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Investment Technologies, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Director of Price-International, T. Rowe Price Insurance Agency, Inc., and TRPH Corporation; Director and President of TRP Distribution, Inc., TRP Suburban Second, Inc., and TRP Suburban, Inc.; and Director and Vice President of T. Rowe Price Stable Asset Management, Inc.; George A. Roche, Chairman of the Board, President and Managing Director of T. Rowe; Chairman of the Board of TRP Finance, Inc.; Director of Price-International, T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Strategic Partners, Inc.; and Director and Vice President of T. Rowe Price Threshold Fund Associates, Inc., TRP Suburban Second, Inc., and TRP Suburban, Inc.; Brian C. Rogers, Director and Managing Director of T. Rowe and Vice President of T. Rowe Price Trust Company; M. David Testa, Vice-Chairman of the Board, Director, Chief Investment Officer, and Managing Director of T. Rowe; Chairman of the Board of Price-International; President and Director of T. Rowe Price (Canada), Inc.; Director and Vice President of T. Rowe Price Trust Company; and Director of TRPH Corporation; Martin G. Wade, Director and Managing Director of T. Rowe and Director, Managing Director and Non-Executive Chairman of Price International; Michael A. Goff, Managing Director of T. Rowe; Director and the President of T. Rowe Price Investment Technologies, Inc.; Charles E. Vieth, Managing Director of T. Rowe; Director and President of T. Rowe Price Retirement Plan Services, Inc.; Director and Vice President of T. Rowe Price Investment Services, Inc. and T. Rowe Price Services, Inc.; Vice President of T. Rowe Price (Canada), Inc., T. Rowe Price Trust Company, and TRP Distribution, Inc.; Christopher D. Alderson, Managing Director of T. Rowe and Vice President of Price International; Preston G. Athey, Managing Director of T. Rowe; Brian W. H. Berghuis, Managing Director of T. Rowe; Stephen W. Boesel, Managing Director of T. Rowe and Vice President of T. Rowe Price Trust Company; John H. Cammack, Managing Director of T. Rowe; Vice President of T. Rowe Price Investment Services, Inc. and Vice President of T. Rowe Price Trust Company; Gregory A. McCrickard, Managing Director of T. Rowe; Vice President of T. Rowe Price Trust Company; John R. Ford, Managing Director of T. Rowe and Chief Investment Officer and Executive Vice President of Price International; Mary J. Miller, Managing Director of T. Rowe; Charles A. Morris, Managing Director of T. Rowe; Nancy M. Morris, Managing Director of T. Rowe; Vice President of Price International; Vice President of T. Rowe Price Investment Services, Inc; Vice President of T. Rowe Price Stable Asset Management, Inc. and Director and Vice President of T. Rowe Price Trust Co.; George A. Murnaghan, Managing Director of T. Rowe; Executive Vice President of Price-International; Vice President of T. Rowe Price Investment Services, Inc., and T. Rowe Price Trust Company; Maria Nalywayko, Managing Director of T. Rowe; Edmund M. Notzon III, Managing Director of T. Rowe; Vice President of T. Rowe Price Trust Company; Wayne D. O'Melia, Managing Director of T. Rowe; Director and President of T. Rowe Price Services, Inc.; Vice President of T. Rowe Price Trust Company; Larry J. Puglia, Managing Director of T. Rowe; Vice President of
T. Rowe Price (Canada), Inc.; John R. Rockwell, Managing Director of T. Rowe; Director and Senior Vice President of T. Rowe Price Retirement Plan Services, Inc.; Director and Vice President of T. Rowe Price Stable Asset Management, Inc. and T. Rowe Price Trust Company; Vice President of T. Rowe Price Investment Services, Inc.; R. Todd Ruppert, Managing Director of T. Rowe; President and Director of TRPH Corporation; Vice President of T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Trust Company; Robert W. Smith, Managing Director of T. Rowe; Vice President of Price-International; William J. Stromberg, Managing Director of T. Rowe; Mark J. Vaselkiv, Managing Director of
T. Rowe; Vice President of T. Rowe Price Recovery Fund Associates, Inc. and Vice President of T. Rowe Price Recovery Fund II Associates, L.L.C.; and David J. L. Warren, Managing Director of T. Rowe and Chief Executive Officer and President of Price International; Richard T. Whitney, Managing

Director of T. Rowe; Vice President of Price-International and T. Rowe Price Trust Company.

                                      * * *

          Pilgrim Baxter & Associates, Ltd., ("Pilgrim")1400 Liberty Ridge Drive, Wayne PA 19087, serves as sub-adviser to IDEX Pilgrim Baxter Mid Cap Growth and IDEX Pilgrim Baxter Technology. Harold J. Baxter, Chairman, Chief Executive Officer and Director, also serves as Trustee to PBHG Fund Distributors; Director, Chairman and Chief Executive Officer of Pilgrim Baxter Value Investors, Inc.; Director and Chairman of PBHG Insurance Series Fund, Inc.; Trustee of PBHG Fund Services; and Chairman and Director of The PBGH Funds, Inc. The remaining officers are Gary L. Pilgrim, Chief Investment Officer, President and Director; Director and President of Pilgrim Baxter Value Investors, Inc.; Trustee of PBHG Fund Services; and President of PBHG Insurance Series Fund Inc. and The PBHG Funds, Inc.; Eric C. Schnieder, Chief Financial Officer and Treasurer of Pilgrim and Pilgrim Baxter Value Investors, Inc.; Chief Financial Officer of PBHG Fund Services; and Trustee and Chief Financial Officer of PBHG Fund Distributors; Amy S. Yuter, Chief Compliance Officer of Pilgrim, PBHG Fund Distributors, and Pilgrim Baxter Value Investors, Inc.; and Director of NSCP, an industry association; and John M. Zerr, General Counsel and Secretary of Pilgrim, Pilgrim Baxter Value Investors, Inc., PBHG Fund Distributors, and PBHG Fund Services; and Vice President and Secretary of PBHG Advisor Funds, Inc., The PBHG Funds, Inc. and PBHG Insurance.

          Each person and entity may be reached c/o Pilgrim Baxter & Associates, Ltd., at the above address.

                                      * * *

          Transamerica Investment Management, LLC., 1150 South Olive Street, Suite 2700, Los Angeles, California 90015 serves as sub-adviser to IDEX Transamerica Small Company, IDEX Transamerica Equity, IDEX Transamerica Convertible Securities, IDEX Transamerica Value Balanced, IDEX Transamerica Protected Principal and IDEX Transamerica Money Market. The officers are Thomas
J. Cusack, Director; and Senior Vice President to Transamerica Corporation, San Francisco, CA; Richard H. Finn, Director; and Executive Vice President of Transamerica Corporation, San Francisco, CA; Edgar H. Grubb, Director; and Senior Vice President of Transamerica Corporation, San Francisco, CA; Frank C. Herringer, Director; and Chairman of the Board, President and CEO of Transamerica Corporation, San Francisco, CA; Susan R. Hughes, Vice President, CFO and Secretary; Richard N. Latzer, President and CEO; Gary U. Rolle, Executive Vice President; and Susan A. Silbert, Senior Vice President.


                                      * * *

          Great Companies, L.L.C., 8550 Ulmerton Road, Largo, Florida 33771, serves as sub-adviser to IDEX Great Companies - America(sm), IDEX Great Companies - Technology(sm), and IDEX Great Companies - Global/2/. John R. Kenney, Director, Chairman and Co-CEO, also serves as Director, Chairman and President of WRL Investment Management, Inc., WRL Investment Services, Inc., and WRL Series Fund, Inc.; Chairman, Trustee and Chief Executive Officer of IDEX Mutual Funds; Director of Idex Management, Inc.; Chairman and Chief Executive Officer of Western Reserve Life Assurance Co.(all of St. Petersburg, FL); Senior Vice President of AEGON USA, Inc. (Cedar Rapids, IA); Chairman of Idex Investor Services, Inc. (St. Petersburg, FL); James Hare Huguet, Director, President and Co-CEO, also serves as Director and President of Great Companies, Inc., 300 Everett Road, Easton, CT; Alan F. Warrick, Director, also serves as Managing Director of AEGON USA (Cedar Rapids, IA) and Western Reserve Life Assurance Co. of Ohio (St. Petersburg, FL); Thomas R. Moriarty, Director, also serves as President and Chief Executive Officer of Idex Investor Services, Inc.; Director, President and Chief Executive Officer of Idex Management, Inc.; Senior Vice President, Principal Financial Officer and Treasurer of IDEX Mutual Funds; Chairman, Director, President and CEO of InterSecurities, Inc.; Vice President of AFSG Securities, Inc.; and Vice President of Western Reserve Life Assurance Co. of Ohio (all of St. Petersburg, FL); Jerome C. Vahl, Director, also serves as Director and President of Western Reserve Life Assurance Co. of Ohio; Director of Idex Investor Services, Inc., Idex Management, Inc., WRL Investment Management, Inc. and WRL Investment Services, Inc. (all of St. Petersburg, FL); and Gerald William Bollman, Executive Vice President, also serves as Executive Vice President of Great Companies, Inc., 300 Everett Road, Easton, CT.

                                     * * *

          Federated Investment Management Company, Federated Investment Tower, Pittsburgh, PA 15222-3779, sub-adviser to IDEX Federated Tax Exempt, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors, Inc.

          The sub-adviser serves as investment adviser to a number of investment companies and private accounts. Total assets under management or administered by the sub-adviser and other subsidiaries of Federated Investors are approximately $170 billion. The Trustees of the sub-adviser, their position with the sub-adviser, and, in parenthesis, their principal occupations are as follows: J. Christopher Donahue, Trustee (President, Chief Executive Officer and Trustee, Federated Investors, Inc.; President, Chief Executive Officer, Chief Operating Officer and Trustee, Federated Investment Management Company; President, Chief Executive Officer, Chief Operating Officer and Director, Federated Global Investment Management Corp.; President, Chief Executive Officer and Chief Operating Officer, Passport Research, Ltd.; Trustee, Federated Funds - Service GmbH [Germany], Federated International Holdings BV [The Netherlands], Federated International Management Limited [Ireland] and Federated Shareholder Services Company; Director, Federated Services Company); Thomas R. Donahue, Trustee (Trustee, Vice President, Chief Financial Officer and Treasurer, Federated Investors, Inc.; Trustee and Treasurer, Federated Investment Counseling, Federated Administrative Services, Inc., Federated Global Investment Management Corp., Federated Investment Management Company, Federated Investors Trust Company, Federated Securities Corp., Federated Services Company, and Federated Shareholder Services Company; President, FII Holdings, Inc.; Treasurer, Federated Administrative Services and Passport Research, Ltd.); William D. Dawson III (Trustee and Executive Vice President, Federated Global Investment Management Corp; Executive Vice President, Federated Investment Management Company, Federated Investment Counseling; Trustee, Federated Investors Trust Company; Vice President, Federated Investors, Inc.); Henry A. Frantzen, Trustee (Trustee and Executive Vice President, Federated Global Investment Management Corp.; Executive Vice President, Federated Investment Management Company and Federated Investment Counseling; Vice President, Federated Federated Investors, Inc.); J. Thomas Madden, Trustee (Trustee and Executive Vice President, Federated Global Investment Management Corp.; Executive Vice President, Federated Investment Management Company and Federated Investment Counseling; Vice President, Federated Investors, Inc.); Mark D. Olson, Trustee (Trustee, Federated Investment Management Company, Federated Shareholder Services Company; Partner, Wilson, Halbrook & Bayard, 107 W. Market Street, Georgetown, DE 19947). The business address of the Trustees, with the exception of Mark D. Olson, is Federated Investors Tower, Pittsburgh, PA 15222-3779.

          The remaining officers of the sub-adviser are J. Christopher Donahue, President; William D. Dawson III; Henry A. Frantzen and J. Thomas Madden, Executive Vice Presidents; Stephen F. Auth, Joseph M. Balestrino, David A. Briggs, Jonathan C. Conley, Deborah A. Cunningham, Michael P. Donnelly, Linda A. Duessel, Mark E. Durbiano, James E. Grefenstette, Jeffrey A. Kozemchak, Sandra
L. McInerney, Susan M. Nason, Mary Jo Ochson, Robert J. Ostrowski, Bernard J. Picchi, Peter Vutz, Senior Vice Presidents; Todd A. Abraham, J. Scott Albrecht, Arthur J. Barry, Randall S. Bauer, G. Andrew Bonnewell, Michael W. Casey, Robert
E. Cauley, Alexandre de Bethmann, B. Anthony Delserone, Jr., Donald T. Ellenberger, Eamonn G. Folan, Kathleen M. Foody-Malus, Thomas M. Franks, Marc Halperin, John W. Harris, Patricia L. Heagy, Susan R. Hill, William R. Jamison, Constantine J. Kartsonas, Robert M. Kowit, Richard J. Lazarchic, Steve Lehman, Marian R. Marinack, Christopher Matyszewski, William May, Joseph M. Natoli, Jeffrey A. Petro, John P. Quatarolo, Keith Sabol, Ihab L. Salib, Frank Semack, Aash M. Shah, Michael W. Sirianni, Jr., Christopher Smith, Edward J. Tiedge, Timothy G. Trebilcock, Leonardo A. Vila, Paige M. Wilhelm, Richard M. Winkowski, Jr., Lori Wolf, George Wright, Vice Presidents; Catherine A. Arendas, Angela A. Auchey, Nancy J. Belz, Regina C. Clancy, James R. Crea, Jr., Karol M. Crummie, Fred B. Crutchfield, James H. Davis II, Joseph DelVecchio, Paul S. Drotch, Salvatore A. Esposito, John T. Gentry, David P. Gilmore, Nikola A. Ivanov, Carol
B. Kayworth, Nathan H. Kehm, John C. Kerber, J. Andrew Kirschler, Ted T. Lietz, Sr., Monica Lugani, Grant K. McKay, Natalie F. Metz, Thomas Mitchell, Bob Nolte, Mary Kay Pavuk, Rai Ann Rice, Roberto Sanchez-Dahl, Sr., Sarah Sathkumara, James
W. Schaub, John Sidawi, Diane R. Startari, Diane Tolby, Michael R. Tucker, Steven J. Wagner, Assistant Vice Presidents; G. Andrew Bonnewell, Secretary, and Thomas R. Donahue, Treasurer. The business address of each of the officers of the sub-adviser is Federated Investors Tower, Pittsburgh, PA 15222-3779. These individuals are also officers of some of the investment advisers to other mutual funds.

                                      * * *

Gabelli Funds, L.L.C., One Corporate Center, Rye, New York, serves as sub-adviser to the IDEX Gabelli Global Growth fund. Mario J. Gabelli, Chairman and Director/Trustee, also serves as Chairman, CEO, CIO and Director of Gabelli Asset Management Inc. and Gabelli Group Capital Partners, Inc.; CEO and CIO of GAMCO Investors, Inc.; Chairman and Director of Lynch Corp.; and Chairman and CEO of Lynch Interactive Corp., 401 Theodore Fremd, Rye, New York 10580; CIO of Gabelli Securities, Inc.; Director of Spinnaker Industries, Inc., 600 North Pearl Street, Dallas, TX 75201; Director and CIO of Gabelli International II Ltd., West Bay Road, Grand Cayman, BWI; President of MJG Associates, Inc.; Chairman, Director and CIO of Gabelli International Limited; and President and CIO of Gabelli Associates Limited, P.O. Box 20063, Cayside Galleries, Harbour Drive, Grand Cayman, BWI; and CIO of Gabelli Multimedia

Partners, L.P. Caesar M. P. Bryan, Managing Director and Portfolio Manager, also serves as Portfolio Manager of other funds; President and Portfolio Manager of Gabelli Gold Fund, Inc.; and Senior Vice President of GAMCO Investors, Inc. Marc
J. Gabelli, Managing Director and Portfolio Manager, also serves as Vice President and Portfolio Manger of GAMCO Investors, Inc.; Vice President Research of Gabelli & Company, Inc.; Director of Gabelli Group Capital Partners, Inc.; President of Gemini Capital Management Ltd., Hamilton, Bermuda; Portfolio Manager of the Gabelli Global Growth Fund; and CIO of Gabelli Global Partners, L.P. and Gabelli Global Partners, Ltd., Cayman Islands. Barbara G. Marcin, Senior Vice President and Portfolio Manager, also serves as Senior Vice President and Portfolio Manager of GAMCO Investors, Inc., and as Portfolio Manager of Gabelli Blue Chip Value Fund. A. Hartswell Woodson III, Managing Director and Portfolio Manager, also serves as Vice President and Portfolio Manager of the Gabelli Global Convertible Securities Fund. James E. McKee, Secretary, also serves as Vice President, General Counsel and Secretary of Gabelli Asset Management, Inc., GAMCO Investors, Inc., and Gabelli Group Capital Partners, Inc.; and as Secretary of Gabelli Company, Inc., Gabelli Securities, Inc. and Gabelli Advisers, Inc. Henry G. Van der Eb, Jr., Senior Vice President and Portfolio Manager, also serves as Senior Vice President and Portfolio Manager of GAMCO Investors, Inc. and President, CEO and Portfolio Manager of the Gabelli Mathers Fund. Robert J. Reynolds, Vice President and Portfolio Manager, also serves as Vice President and Portfolio Manager of GAMCO Investors, Inc. Anne E. Morrissy, Vice President and Portfolio Manager, also serves as Vice President and Portfolio Manager of GAMCO Investors, Inc. and as Executive Vice President of the Gabelli Mathers Funds.

                                      * * *

American Century Investment Management, Inc., 4500 Main Street, Kansas City, MO 64111, serves as sub-adviser to IDEX American Century International and IDEX American Century Income & Growth. James Evans Stowers, Jr. is Director, CEO and Stockholder; James Evans Stowers III is Director, CEO and Portfolio Manager; William McClellan Lyons is Executive Vice President and COO; Robert T. Jackson is CFO; David C. Tucker is CLO and Senior Vice President; Robert C. Puff is Executive Vice President and Portfolio Manager; Harold S. Bradley is Vice President; Paul Adam Ehrhardt is Senior Vice President; William E. Koehler is Vice President and Investment Liaison; John A. Lopez is Vice President; Mark L. Mallon is Senior Vice President & Portfolio Manager; and Randall W. Merk is Senior Vice President & Portfolio Manager.

                                      * * *

Ironwood Capital Management, L.L.C., 21 Custom House Street, Suite 240, Boston MA 02110, serves as sub-adviser to IDEX Isabelle Small Cap Value. Warren J. Isabelle is Manager & Chief Investment Officer; Richard L. Droster is Executive V.P./Director of Marketing; Donald Collins is Senior Portfolio Manager; and Gary
S. Saks is Vice President - Administration and Chief Operating Officer.

                                      * * *

Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite 300, Newport Beach CA 92660, serves as sub-adviser to IDEX PIMCO Total Return. Arnold, Tamara J. Executive Vice President, PIMCO and PIMCO Management, Inc; Asay, Michael R. Senior Vice President, PIMCO and PIMCO Management, Inc.; Baker, Brian P. Senior Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Global Advisors (Singapore) Limited; Bass, Shannon Senior Vice President, PIMCO and PIMCO Management, Inc.; Beaumont, Stephen B. Vice President, PIMCO and PIMCO Management, Inc.; Benz, William R. II Managing Director, Executive Committee Member, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Member of PIMCO Partners LLC; Bhansali, Vineer Executive Vice President, PIMCO and PIMCO Management, Inc.; Bishop, Gregory A. Senior Vice President, PIMCO and PIMCO Management, Inc.; Vice President, PIMCO Variable Insurance Trust; Borneleit, Adam Vice President, PIMCO and PIMCO Management, Inc.; Brown, Eric Vice President, PIMCO and PIMCO Management, Inc.; Assistant Treasurer, the Trust, PIMCO Variable Insurance Trust, and PIMCO Commercial Mortgage Securities Trust, Inc.; Brynjolfsson, John B. Executive Vice President, PIMCO and PIMCO Management, Inc. Burns, R. Wesley Managing Director, PIMCO. Director and Managing Director, PIMCO Management, Inc.; Member of PIMCO Partners LLC. President and Trustee of the Trust and PIMCO Variable Insurance Trust; President and Director of PIMCO Commercial Mortgage Securities Trust, Inc.; Director, PIMCO Funds: Global Investors Series plc and PIMCO Global Advisors (Ireland) Limited; Callin, Sabrina C. Vice President, PIMCO and PIMCO Management, Inc. Clark, Marcia K. Vice President, PIMCO and PIMCO Management, Inc. Conseil, Cyrille Senior Vice President, PIMCO and PIMCO Management, Inc. Cummings, Doug Vice President, PIMCO and PIMCO Management, Inc. Cupps, Wendy W. Executive Vice President, PIMCO and PIMCO Management, Inc. Dada, Suhail Vice President, PIMCO and PIMCO Management, Inc. Dawson, Craig Vice President, PIMCO and PIMCO Management, Inc. Dialynas, Chris Managing

Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Member of PIMCO Partners LLC. Dorff, David J. Vice President, PIMCO and PIMCO Management, Inc. Dow, Michael G. Senior Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Dunn, Anita Vice President, PIMCO and PIMCO Management, Inc. Durn, Sandra Senior Vice President, PIMCO and PIMCO Management, Inc. Easterday, Jeri Vice President, PIMCO and PIMCO Management, Inc. El-Erian, Mohamed A. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc. Estep, Bret W. Vice President, PIMCO and PIMCO Management, Inc. Ettl, Robert A. Executive Senior Vice President, PIMCO and PIMCO Management, Inc. Evans, Stephanie D. Vice President, PIMCO and PIMCO Management, Inc. Feingold, Andrea
S. Executive Vice President, PIMCO and PIMCO Management, Inc. Fisher, Marcellus Vice President, PIMCO and PIMCO Management, Inc. Fitzgerald, Robert M. Chief Financial Officer and Treasurer, PIMCO, PIMCO Management, Inc., Cadence Capital Management, Inc., NFJ Investment Group, NFJ Management, Inc., Parametric Portfolio Associates, Parametric Management Inc., StocksPLUS Management Inc. and PIMCO Funds Distributors LLC; Chief Financial Officer and Assistant Treasurer, Cadence Capital Management; Director, Senior Vice President and Chief Financial Officer, Oppenheimer Group, Inc.; Chief Financial Officer and Senior Vice President, PIMCO Advisors; Chief Financial Officer, PIMCO Global Advisors LLC. Fournier, Joe Vice President, PIMCO and PIMCO Management, Inc. Foulke, Steve A. Senior Vice President, PIMCO and PIMCO Management, Inc. Frisch, Ursula T. Senior Vice President, PIMCO and PIMCO Management, Inc. Garbuzov, Yuri P. Vice President, PIMCO and PIMCO Management, Inc. Gleason, G. Steven Vice President, PIMCO and PIMCO Management, Inc. Goldman, Stephen S. Vice President, PIMCO and PIMCO Management, Inc. Graber, Greg Vice President, PIMCO and PIMCO Management, Inc. Gross, William H. Managing Director and Executive Committee Member, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Director and Vice President, StocksPLUS Management, Inc.; Senior Vice President of the Trust and PIMCO Variable Insurance Trust; Member of Management Board, PIMCO Advisors; Member of PIMCO Partners LLC. Hague, John L. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Member of PIMCO Partners LLC. Hally, Gordon C. Executive Vice President, PIMCO and PIMCO Management, Inc. Hamalainen, Pasi M. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc. Hardaway, John P. Senior Vice President, PIMCO and PIMCO Management, Inc.; Treasurer, the Trust, PIMCO Variable Insurance Trust, PIMCO Commercial Mortgage Securities Trust, Inc. and PIMCO Funds: Multi-Manager Series. Harris, Brent R. Managing Director and Executive Committee Member, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Director and Vice President, StocksPLUS Management, Inc.; Trustee and Chairman of the Trust and PIMCO Variable Insurance Trust; Director and Chairman, PIMCO Commercial Mortgage Securities Trust, Inc.; Member of Management Board and Executive Committee, PIMCO Advisors; Member of PIMCO Partners LLC. Hart, Phillip Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (Sydney) Limited. Harumi, Kazunori Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (Japan) Limited. Hayes, Raymond C. Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Hinman, David C. Executive Vice President, PIMCO and PIMCO Management, Inc. Hodge, Douglas M. Executive Vice President, PIMCO and PIMCO Management, Inc. Holden, Brent L. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc. Holloway, Dwight F., Jr. Senior Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Global Advisors (Europe) Limited. Hudoff, Mark Senior Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (Munich) Limited. Hudson, James Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Global Advisors (London) Limited. Isberg, Margaret E. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Senior Vice President of the Trust. Ivascyn, Daniel J. Vice President, PIMCO and PIMCO Management, Inc. Jacobs, Lew W. Senior Vice President, PIMCO and PIMCO Management, Inc. Kelleher III, Thomas J. Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Keller, James M. Executive Vice President, PIMCO and PIMCO Management, Inc. Kendrick, Karen Vice President, PIMCO and PIMCO Management, Inc. Kennedy, Raymond G., Jr. Executive Vice President, PIMCO and PIMCO Management, Inc. Kido, Mashiro Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (Japan) Limited. Kiesel, Mark R. Senior Vice President, PIMCO and PIMCO Management, Inc. Kirkbaumer, Steven P. Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Variable Insurance Trust. Koba, Toshio Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (Japan) Limited. Lackey, W. M. Reese Vice President, PIMCO and PIMCO Management, Inc. Larsen, Henrik P. Vice President and Manager, Fund Administration, PIMCO. Vice President, the Trust, PIMCO Commercial Mortgage Securities Trust, Inc., PIMCO Variable Insurance Trust and PIMCO Funds:
Multi-Manager Series. Lee, David Vice President, PIMCO and PIMCO Management, Inc. Lindgren, Peter Senior Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (London) Limited. Loftus, John S. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Senior Vice President of the Trust; Vice President and Assistant Secretary, StocksPLUS Management, Inc. Lown, David Senior Vice President, PIMCO and PIMCO Management, Inc. Ludwig, Jeff Senior Vice

President, PIMCO and PIMCO Management, Inc. Makinoda, Naoto Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (Japan) Limited. Mallegol, Andre J. Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Mariappa, Sudesh N. Executive Vice President, PIMCO and PIMCO Management, Inc. Martin, Scott W. Vice President, PIMCO and PIMCO Management, Inc. Martini, Michael E. Senior Vice President, PIMCO and PIMCO Management, Inc. Mather, Scott
A. Executive Vice President, PIMCO and PIMCO Management, Inc.; Senior Vice President, PIMCO Commercial Mortgage Securities Trust, Inc. McCray, Mark V. Executive Vice President, PIMCO and PIMCO Management, Inc. McCulley, Paul A. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc. McDevitt, Joseph E. Executive Vice President, PIMCO and PIMCO Management, Inc.; Director and Chief Executive Officer, PIMCO Global Advisors (Europe) Limited. Meiling, Dean S. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Vice President, PIMCO Commercial Mortgage Securities Trust, Inc.; Director, PIMCO Funds: Global Investors Series plc and PIMCO Global Advisors (Ireland) Limited; Member, PIMCO Partners LLC. Metsch, Mark E. Vice President, PIMCO and PIMCO Management, Inc. Mewbourne, Curtis Senior Vice President, PIMCO and PIMCO Management, Inc. Miller, John Vice President, PIMCO and PIMCO Management, Inc. Millimet, Scott Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Mitchell, Gail Vice President, PIMCO and PIMCO Management, Inc. Moll, Jonathan D. Senior Vice President, PIMCO and PIMCO Management, Inc. Monson, Kirsten S. Executive Vice President, PIMCO and PIMCO Management, Inc. Muzzy, James F. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Director and Vice President, StocksPLUS Management, Inc.; Senior Vice President, PIMCO Variable Insurance Trust; Member of PIMCO Partners LLC.; Vice President of the Trust. Nercessian, Terry Vice President, PIMCO and PIMCO Management, Inc. Norris, John Vice President, PIMCO and PIMCO Management, Inc. Nguyen, Vinh T. Controller, PIMCO; Vice President and Controller, PIMCO Advisors, Cadence Capital Management, Inc., NFJ Management, Inc., Parametric Management, Inc., StocksPLUS Management, Inc., PIMCO Funds Distributors LLC, PIMCO Management, Inc., PIMCO Global Advisors LLC. O'Connell, Gillian Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (London) Limited. O'Keefe, R. Ian Vice President, PIMCO and PIMCO Management, Inc. Okamura, Shigeki Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (Japan) Limited. Ongaro, Douglas J. Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Otterbein, Thomas J. Executive Vice President, PIMCO and PIMCO Management, Inc. Palghat, Kumar N. Senior Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Global Advisors (Australia) Limited. Paulson, Bradley W. Senior Vice President, PIMCO and PIMCO Management, Inc. Perez, Keith Vice President, PIMCO and PIMCO Management, Inc. Phansalker, Mohan V. Executive Vice President, Senior Legal Officer and Assistant Secretary, PIMCO and PIMCO Management, Inc.; Vice President and Assistant Secretary, StocksPLUS Management, Inc. Philipp, Elizabeth M. Senior Vice President, PIMCO and PIMCO Management, Inc. Pittman, David J. Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Podlich, William F. III Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Member of Management Board, PIMCO Advisors; Member of PIMCO Partners LLC. Porterfield, Mark Vice President, PIMCO and PIMCO Management, Inc. Powers, William C. Managing Director and Executive Committee Member, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Senior Vice President, PIMCO Commercial Mortgage Securities Trust, Inc.; Member of PIMCO Partners LLC. Rappaport, Marcy Vice President, PIMCO and PIMCO Management, Inc. Reimer, Ron Vice President, PIMCO and PIMCO Management, Inc. Reisz, Paul W. Vice President, PIMCO and PIMCO Management, Inc. Repoulis, Yiannis Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Global Advisors (Europe) Limited. Rodgerson, Carol Vice President, PIMCO and PIMCO Management, Inc. Romano, Mark A. Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Roney, Scott L. Senior Vice President, PIMCO and PIMCO Management, Inc.; Director and Chief Executive Officer, PIMCO Global Advisors (Japan) Limited. Rosiak, Jason Vice President, PIMCO and PIMCO Management, Inc. Rowe, Cathy T. Vice President, PIMCO and PIMCO Management, Inc. Ruthen, Seth R. Senior Vice President, PIMCO and PIMCO Management, Inc. Sargent, Jeffrey M. Senior Vice President, PIMCO, PIMCO Management, Inc., and the Trust, PIMCO Funds:
Multi-Manager Series, PIMCO Variable Insurance Trust, and PIMCO Commercial Mortgage Securities Trust, Inc. Schmider, Ernest L. Managing Director and Secretary, PIMCO; Director, Managing Director and Secretary, PIMCO Management, Inc.; Secretary, PIMCO Partners LLC; Director and Assistant Secretary, StocksPLUS Management, Inc.; Senior Vice President, PIMCO Advisors. Scholey, Leland T. Senior Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Schucking, Ivor Senior Vice President, PIMCO and PIMCO Management, Inc. Schulist, Stephen O. Senior Vice President, PIMCO and PIMCO Management, Inc. Scibisz, Iwona E. Vice President, PIMCO and PIMCO Management, Inc. Seliga, Denise C. Senior Vice President, PIMCO and PIMCO Management, Inc. Sellers, Devin Vice President, PIMCO and PIMCO Management, Inc. Shaler, Tim Vice President, PIMCO and PIMCO Management, Inc. Sheehy, Erica Vice President, PIMCO and PIMCO Management, Inc. Simon, Scott Executive Vice President, PIMCO and PIMCO Management, Inc. Telish, Christine Vice President, PIMCO and PIMCO Management,

Inc. Theodore, Kyle, J. Vice President, PIMCO and PIMCO Management, Inc. Thomas, Lee R. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Member PIMCO Partners LLC. Thompson, William S. Jr. Chief Executive Officer, Managing Director and Executive Committee Member, PIMCO; Director, Managing Director and Chief Executive Officer, PIMCO Management, Inc.; Director and President, StocksPLUS Management, Inc.; Senior Vice President of PIMCO Variable Insurance Trust; Vice President of the Trust and PIMCO Commercial Mortgage Securities Trust, Inc.; Member of Management Board and Executive Committee Member, PIMCO Advisors; Member, President and Chief Executive Officer of PIMCO Partners LLC. Thurston, Powell Vice President, PIMCO and PIMCO Management, Inc. Trosky, Benjamin L. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Senior Vice President, PIMCO Commercial Mortgage Securities Trust, Inc.; Member of Management Board, PIMCO Advisors; Member of PIMCO Partners LLC. Tyson, Richard E. Senior Vice President, PIMCO and PIMCO Management, Inc. Van de Zilver, Peter A. Vice President, PIMCO and PIMCO Management, Inc. Van Heel, Marc Senior Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Global Advisors (Europe) Limited. Vick, Dave Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (Sydney) Limited. Weil, Richard M. Executive Vice President and Assistant Secretary, PIMCO, PIMCO Management, Inc., Cadence Capital Management, and PIMCO Funds Distributors LLC; General Counsel and Senior Vice President, PIMCO Advisors; Secretary, Cadence Capital Management, Inc. NFJ Management, Inc., Parametric Management, Inc., NFJ Investment Group, Parametric Portfolio Associates, and StocksPLUS Management, Inc.; Vice President, PIMCO Funds: Multi-Manager Series; Senior Vice President, General Counsel and Assistant Secretary, PIMCO Global Advisors LLC; Senior Vice President and Assistant Secretary, PIMCO Global Advisors (Japan) Limited. Willemsen, Mick Vice President, PIMCO and PIMCO Management, Inc.; Assistant Secretary, the Trust, PIMCO Variable Insurance Trust, and PIMCO Commercial Mortgage Securities Trust, Inc. Wilson, John Senior Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Global Advisors (Sydney) Limited. Wilson, Susan Senior Vice President, PIMCO and PIMCO Management, Inc. Wood, George H. Executive Vice President, PIMCO and PIMCO Management, Inc. Wyman, Charles Executive Vice President, PIMCO and PIMCO Management, Inc. Young, David Senior Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Global Advisors (Europe) Limited. Yu, Cheng Yuan Vice President, PIMCO and PIMCO Management, Inc. Zhu, Changhong Senior Vice President, PIMCO and PIMCO Management, Inc.




Item 27  Principal Underwriter
-------  ---------------------

AFSG Securities Corporation

         (a) The Registrant has entered into an Underwriting Agreement with AFSG Securities Corporation ("AFSG"), whose address is 4333 Edgewood Road NE, Cedar Rapids, Iowa 52494 to act as the principal underwriter of Fund shares.

         (b)      Directors and Officers of Principal Underwriter

         Name         Positions and Offices with Underwriter                    Positions and Offices with Registrant
         ----         --------------------------------------                    --------------------------------------
Larry N. Norman       Director and President                                    N/A

Anne M. Spaes         Director and Vice President                               N/A

Lisa Wachendorf       Director, Chief Compliance Officer
                      And Vice President                                        N/A

Linda Gilmer          Treasurer and Controller                                  N/A

Frank A. Camp         Secretary                                                 N/A

Thomas R. Moriarty    Vice President                                            Executive Vice President, Treasurer
                                                                                And Principal Financial Officer

Michael V. Williams       Vice President                                            N/A

Robert W. Warner          Assistant Compliance Officer                              N/A

Emily Monroe Bates        Assistant Treasurer                                       N/A

Clifton W. Flenniken III  Assistant Treasurer                                   N/A

Thomas E. Pierpan         Assistant Vice President                                  Vice President and Assistant
                          Assistant Secretary                                       Secretary

Priscilla I. Hechler      Assistant Vice President and                              N/A
                          Assistant Secretary

Darin Smith               Assistant Vice President and                              N/A
                          Assistant Secretary



Item 28  Location of Accounts and Records
-------  --------------------------------

         The accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained as follows:

         (a) Shareholder records are maintained by the Registrant's transfer agent, Idex Investor Services, Inc., P.O. Box 9015, Clearwater, FL 33758-9015.

         (b) All other accounting records of the Registrant are maintained at the offices of the Registrant at 570 Carillon Parkway, St. Petersburg, Florida 33716 and are in the physical possession of the officers of the Fund, or at the offices of the Custodian, State Street Bank & Trust Company, 801 Pennsylvania, Kansas City, MO 64105.

Item 29  Management Services
-------  -------------------

         The Registrant has no management-related service contract that is not discussed in Part I of this form. See the section of the Prospectus entitled "Investment Advisory and Other Services" for a discussion of the management and advisory services furnished by ATFA, ISI, Alger Management, , Janus Capital, Jennison, NWQ, Luther King, GSAM, T. Rowe Price, SaBAM, Pilgrim, Transamerica, Great Companies, Federated, American Century, Ironwood and PIMCO pursuant to the Management and Investment Advisory Agreements, the Investment Counsel Agreements, the Administrative Services Agreements and the Underwriting Agreement.

Item 30  Undertakings
-------  ------------

                 Not applicable

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, IDEX Mutual Funds, has duly caused this Post-Effective Amendment No. 37 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of St. Petersburg, State of Florida, on the 14th day of December, 2001.

                                      IDEX Mutual Funds


                                      By:_______________________________________
                                           John R. Kenney
                                           Chairman and Chief Executive Officer

        Pursuant to the requirements of the Securities Act of 1933 and Investment Company Act of 1940, this Post-Effective Amendment No. 43 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


____________________________________       Chairman, Trustee & CEO              December 14, 2001
John R. Kenney


____________________________________       President and Trustee                December 14, 2001
Patrick S. Baird*                          (Principal Executive Officer)


____________________________________       Senior Vice President                December 14, 2001
Thomas R. Moriarty                         Treasurer and Principal
                                           Financial Officer

____________________________________       Vice President, Assistant            December 14, 2001
Christopher G. Roetzer                     Treasurer and Principal
                                           Accounting Officer

____________________________________       Trustee                              December 14, 2001
Peter R. Brown *


____________________________________       Trustee                              December 14, 2001
Daniel Calabria *


____________________________________       Trustee                              December 14, 2001
Charles C. Harris*


____________________________________       Trustee                              December 14, 2001
William W. Short, Jr. *

_______________________________            Trustee                              December 14, 2001
Jack E. Zimmerman *






_______________________________
*Signed by John K. Carter
 Attorney in Fact

                                POWER OF ATTORNEY



         KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby makes, constitutes and appoints JOHN K. CARTER and THOMAS E. PIERPAN, and each of them, severally, his true and lawful attorneys and agents in his name, place and stead and on his behalf (a) to sign and cause to be filed registration statements of IDEX Mutual Funds under the Securities Act of 1933 and the Investment Company Act of 1940, and all amendments, consents and exhibits thereto; (b) to withdraw such statements or any amendments or exhibits and make requests for acceleration in connection therewith; (c) to take all other action of whatever kind or nature in connection with such registration statements which said attorneys may deem advisable; and (d) to make, file, execute, amend and withdraw documents of every kind, and to take other action of whatever kind they may elect, for the purpose of complying with the laws of any state relating to the sale of securities of the Fund, hereby ratifying and confirming all actions of any of said attorneys and agents hereunder. Said attorneys or agents may act jointly or severally, and the action of one shall bind the undersigned as fully as if two or more had acted together.

                                                 /s/ Patrick S. Baird
                                                 -----------------------------
                                                 Patrick S. Baird
                                                 Trustee and President

                                                    December 13, 1999
                                                 -----------------------------
                                                              Date

                                POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby makes, constitutes and appoints JOHN K. CARTER and THOMAS E. PIERPAN, and each of them, severally, his true and lawful attorneys and agents in his name, place and stead and on his behalf (a) to sign and cause to be filed registration statements of IDEX Mutual Funds under the Securities Act of 1933 and the Investment Company Act of 1940, and all amendments, consents and exhibits thereto; (b) to withdraw such statements or any amendments or exhibits and make requests for acceleration in connection therewith; (c) to take all other action of whatever kind or nature in connection with such registration statements which said attorneys may deem advisable; and (d) to make, file, execute, amend and withdraw documents of every kind, and to take other action of whatever kind they may elect, for the purpose of complying with the laws of any state relating to the sale of securities of the Fund, hereby ratifying and confirming all actions of any of said attorneys and agents hereunder. Said attorneys or agents may act jointly or severally, and the action of one shall bind the undersigned as fully as if two or more had acted together.

                                                /s/ Peter R. Brown
                                                -------------------------
                                                Peter R. Brown
                                                 Trustee

                                                   December 13, 1999
                                                 ------------------------
                                                          Date

                                POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby makes, constitutes and appoints JOHN K. CARTER and THOMAS E. PIERPAN, and each of them, severally, his true and lawful attorneys and agents in his name, place and stead and on his behalf (a) to sign and cause to be filed registration statements of IDEX Mutual Funds under the Securities Act of 1933 and the Investment Company Act of 1940, and all amendments, consents and exhibits thereto; (b) to withdraw such statements or any amendments or exhibits and make requests for acceleration in connection therewith; (c) to take all other action of whatever kind or nature in connection with such registration statements which said attorneys may deem advisable; and (d) to make, file, execute, amend and withdraw documents of every kind, and to take other action of whatever kind they may elect, for the purpose of complying with the laws of any state relating to the sale of securities of the Fund, hereby ratifying and confirming all actions of any of said attorneys and agents hereunder. Said attorneys or agents may act jointly or severally, and the action of one shall bind the undersigned as fully as if two or more had acted together.

                                                     /s/ Daniel Calabria
                                                     ---------------------------
                                                     Daniel Calabria
                                                      Trustee

                                                          December 13, 1999
                                                     ---------------------------
                                                              Date

                                POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby makes, constitutes and appoints JOHN K. CARTER and THOMAS E. PIERPAN, and each of them, severally, his true and lawful attorneys and agents in his name, place and stead and on his behalf (a) to sign and cause to be filed registration statements of IDEX Mutual Funds under the Securities Act of 1933 and the Investment Company Act of 1940, and all amendments, consents and exhibits thereto; (b) to withdraw such statements or any amendments or exhibits and make requests for acceleration in connection therewith; (c) to take all other action of whatever kind or nature in connection with such registration statements which said attorneys may deem advisable; and (d) to make, file, execute, amend and withdraw documents of every kind, and to take other action of whatever kind they may elect, for the purpose of complying with the laws of any state relating to the sale of securities of the Fund, hereby ratifying and confirming all actions of any of said attorneys and agents hereunder. Said attorneys or agents may act jointly or severally, and the action of one shall bind the undersigned as fully as if two or more had acted together.

                                                    Charles C. Harris
                                                   ---------------------------
                                                   Charles C. Harris
                                                    Trustee

                                                        December 13, 1999
                                                   ---------------------------
                                                             Date

                                POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby makes, constitutes and appoints JOHN K. CARTER and THOMAS E. PIERPAN, and each of them, severally, his true and lawful attorneys and agents in his name, place and stead and on his behalf (a) to sign and cause to be filed registration statements of IDEX Mutual Funds under the Securities Act of 1933 and the Investment Company Act of 1940, and all amendments, consents and exhibits thereto; (b) to withdraw such statements or any amendments or exhibits and make requests for acceleration in connection therewith; (c) to take all other action of whatever kind or nature in connection with such registration statements which said attorneys may deem advisable; and (d) to make, file, execute, amend and withdraw documents of every kind, and to take other action of whatever kind they may elect, for the purpose of complying with the laws of any state relating to the sale of securities of the Fund, hereby ratifying and confirming all actions of any of said attorneys and agents hereunder. Said attorneys or agents may act jointly or severally, and the action of one shall bind the undersigned as fully as if two or more had acted together.

                                                        William W. Short, Jr.
                                                      --------------------------
                                                      William W. Short, Jr.
                                                      Trustee

                                                       December 13, 1999
                                                      --------------------------
                                                                Date

                                POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby makes, constitutes and appoints JOHN K. CARTER and THOMAS E. PIERPAN, and each of them, severally, his true and lawful attorneys and agents in his name, place and stead and on his behalf (a) to sign and cause to be filed registration statements of IDEX Mutual Funds under the Securities Act of 1933 and the Investment Company Act of 1940, and all amendments, consents and exhibits thereto; (b) to withdraw such statements or any amendments or exhibits and make requests for acceleration in connection therewith; (c) to take all other action of whatever kind or nature in connection with such registration statements which said attorneys may deem advisable; and (d) to make, file, execute, amend and withdraw documents of every kind, and to take other action of whatever kind they may elect, for the purpose of complying with the laws of any state relating to the sale of securities of the Fund, hereby ratifying and confirming all actions of any of said attorneys and agents hereunder. Said attorneys or agents may act jointly or severally, and the action of one shall bind the undersigned as fully as if two or more had acted together.

                                                 /s/ Jack E. Zimmerman
                                                ---------------------------
                                                Jack E. Zimmerman
                                                 Trustee

                                                   December 13, 1999
                                                ---------------------------
                                                         Date

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               Exhibits Filed With
                       Post-Effective Amendment No. 43 to
                            Registration Statement on
                                    Form N-1A

                                IDEX Mutual Funds
                            Registration No. 33-2659

                                  EXHIBIT INDEX


Exhibit Number   Description of Exhibit
--------------   ----------------------
23(h)(3)         Amended and Restated Plan for Multiple Classes of Shares
23(m)(1)(xx)     Amendments to Plans of Distribution under Rule 12b-1 (Class A)
     (2)(xx)     Amendments to Plans of Distribution under Rule 12b-1 (Class B)
     (3)(xx)     Amendments to Plans of Distribution under Rule 12b-1 (Class C)
     (4)(xx)     Amendments to Plans of Distribution under Rule 12b-1 (Class M)